UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Bull ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (94.7%)
3M Co. (Miscellaneous Manufacturing)	5,576	$422,047

Abbott Laboratories (Pharmaceuticals)	11,562	491,038
ACE, Ltd. (Insurance)	2,378	123,680
ADC Telecommunications, Inc. * (Telecommunications)	861	22,033
Adobe Systems, Inc. (Software)	4,633	161,784
Advanced Micro Devices, Inc. * (Semiconductors)	3,690	122,360
Aetna, Inc. (Healthcare - Services)	4,223	207,518
Affiliated Computer Services, Inc. - Class A * (Computers)	943	56,259
AFLAC, Inc. (Insurance)	3,690	166,530
Agilent Technologies, Inc. * (Electronics)	3,198	120,085
Air Products & Chemicals, Inc. (Chemicals)	1,640	110,192
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	574	25,388
Albertson’s, Inc. (Food)	2,747	70,515
Alcoa, Inc. (Mining)	6,437	196,715
Allegheny Energy, Inc. * (Electric)	1,230	41,636
Allegheny Technologies, Inc. (Iron/Steel)	656	40,134
Allergan, Inc. (Pharmaceuticals)	1,107	120,110
Allied Waste Industries, Inc. * (Environmental Control)	1,599	19,572
Allstate Corp. (Insurance)	4,838	252,108
Alltel Corp. (Telecommunications)	2,911	188,487
Altera Corp. * (Semiconductors)	2,747	56,698
Altria Group, Inc. (Agriculture)	15,580	1,103,999
Amazon.com, Inc. * (Internet)	2,296	83,827
Ambac Financial Group, Inc. (Insurance)	779	62,008
Amerada Hess Corp. (Oil & Gas)	574	81,738
Ameren Corp. (Electric)	1,517	75,577
American Electric Power, Inc. (Electric)	2,911	99,032

American Express Co. (Diversified Financial Services)	9,225	484,774
American International Group, Inc. (Insurance)	19,229	1,270,846
American Power Conversion Corp. (Electrical Components & Equipment)	1,230	28,425
American Standard Cos. (Building Materials)	1,312	56,232
Ameriprise Financial, Inc. (Diversified Financial Services)	1,845	83,136
AmerisourceBergen Corp. (Pharmaceuticals)	1,558	75,205
Amgen, Inc. * (Biotechnology)	8,856	644,274
AmSouth Bancorp (Banks)	2,583	69,870
Anadarko Petroleum Corp. (Oil & Gas)	1,722	173,939

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Analog Devices, Inc. (Semiconductors)	2,788	106,753

Andrew Corp. * (Telecommunications)	1,189	14,601

Anheuser-Busch Cos., Inc. (Beverages)	5,822	249,007

AON Corp. (Insurance)	2,419	100,413
Apache Corp. (Oil & Gas)	2,419	158,469
Apartment Investment and Management Co. - Class A (REIT)	697	32,689
Apollo Group, Inc. - Class A * (Commercial Services)	1,066	55,976
Apple Computer, Inc. * (Computers)	6,560	411,443
Applera Corp. - Applied Biosystems Group (Electronics)	1,394	37,833
Applied Materials, Inc. (Semiconductors)	12,464	218,245
Applied Micro Circuits Corp. * (Semiconductors)	2,296	9,345
Archer-Daniels-Midland Co. (Agriculture)	4,797	161,419
Archstone-Smith Trust (REIT)	1,558	75,984
Ashland, Inc. (Chemicals)	533	37,886
AT&T, Inc. (Telecommunications)	29,192	789,352
Autodesk, Inc. * (Software)	1,763	67,911
Automatic Data Processing, Inc. (Software)	4,346	198,525
AutoNation, Inc. * (Retail)	1,353	29,157
AutoZone, Inc. * (Retail)	410	40,873
Avaya, Inc. * (Telecommunications)	3,157	35,674
Avery Dennison Corp. (Household Products/Wares)	820	47,954
Avon Products, Inc. (Cosmetics/Personal Care)	3,362	104,794
Baker Hughes, Inc. (Oil & Gas Services)	2,542	173,873
Ball Corp. (Packaging & Containers)	779	34,144
Bank of America Corp. (Banks)	34,440	1,568,397
Bank of New York Co., Inc. (Banks)	5,781	208,347
Bard (C.R.), Inc. (Healthcare - Products)	779	52,824
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	820	51,644
Bausch & Lomb, Inc. (Healthcare - Products)	410	26,117
Baxter International, Inc. (Healthcare - Products)	4,838	187,763
BB&T Corp. (Banks)	4,018	157,506
Bear Stearns Cos., Inc. (Diversified Financial Services)	902	125,107
Becton, Dickinson & Co. (Healthcare - Products)	1,845	113,615
Bed Bath & Beyond, Inc. * (Retail)	2,091	80,294
BellSouth Corp. (Telecommunications)	13,448	465,973
Bemis Co., Inc. (Packaging & Containers)	738	23,306
Best Buy Co., Inc. (Retail)	2,952	165,105
Big Lots, Inc. * (Retail)	820	11,447
Biogen Idec, Inc. * (Biotechnology)	2,583	121,659

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Biomet, Inc. (Healthcare - Products)	1,845	65,534
BJ Services Co. (Oil & Gas Services)	2,378	82,279
Black & Decker Corp. (Hand/Machine Tools)	574	49,875
BMC Software, Inc. * (Software)	1,599	34,634
Boeing Co. (Aerospace/Defense)	5,945	463,293
Boston Properties, Inc. (REIT)	615	57,349
Boston Scientific Corp. * (Healthcare - Products)	4,469	103,010
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,596	359,208
Broadcom Corp. - Class A * (Semiconductors)	3,403	146,873
Brown-Forman Corp. (Beverages)	615	47,337
Brunswick Corp. (Leisure Time)	697	27,085
Burlington Northern Santa Fe Corp. (Transportation)	2,788	232,324
Burlington Resources, Inc. (Oil & Gas)	2,788	256,245

CA, Inc. (Software)	3,362	91,480
Campbell Soup Co. (Food)	1,353	43,837
Capital One Financial Corp. (Diversified Financial Services)	2,214	178,271
Cardinal Health, Inc. (Pharmaceuticals)	3,116	232,204

Caremark Rx, Inc. * (Pharmaceuticals)	3,362	165,343
Carnival Corp. (Leisure Time)	3,321	157,316
Caterpillar, Inc. (Machinery - Construction & Mining)	4,961	356,249
CBS Corp. - Class B (Media)	5,781	138,628
Cendant Corp. (Commercial Services)	7,503	130,177
CenterPoint Energy, Inc. (Electric)	2,337	27,880
Centex Corp. (Home Builders)	902	55,915
CenturyTel, Inc. (Telecommunications)	984	38,494
Chesapeake Energy Corp. (Oil & Gas)	2,747	86,283
ChevronTexaco Corp. (Oil & Gas)	16,277	943,577
Chiron Corp. * (Biotechnology)	820	37,564
Chubb Corp. (Insurance)	1,476	140,869
CIENA Corp. * (Telecommunications)	4,551	23,711
CIGNA Corp. (Insurance)	902	117,819
Cincinnati Financial Corp. (Insurance)	1,271	53,471
Cinergy Corp. (Electric)	1,476	67,025
Cintas Corp. (Textiles)	1,025	43,686
Circuit City Stores, Inc. (Retail)	1,107	27,099
Cisco Systems, Inc. * (Telecommunications)	46,371	1,004,859
CIT Group, Inc. (Diversified Financial Services)	1,476	78,996
Citigroup, Inc. (Diversified Financial Services)	37,023	1,748,966
Citizens Communications Co. (Telecommunications)	2,460	32,644
Citrix Systems, Inc. * (Software)	1,312	49,725
Clear Channel Communications, Inc. (Media)	3,895	112,994
Clorox Co. (Household Products/Wares)	1,107	66,254
CMS Energy Corp. * (Electric)	1,640	21,238
Coach, Inc. * (Apparel)	2,911	100,663
Coca-Cola Co. (Beverages)	15,416	645,468

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Coca-Cola Enterprises, Inc. (Beverages)	2,214	45,033

Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,854	220,063
Comcast Corp. - Special Class A * (Media)	15,908	416,154
Comerica, Inc. (Banks)	1,189	68,926
Compass Bancshares, Inc. (Banks)	902	45,650
Computer Sciences Corp. * (Computers)	1,435	79,714
Compuware Corp. * (Software)	2,911	22,793
Comverse Technology, Inc. * (Telecommunications)	1,558	36,660
ConAgra Foods, Inc. (Food)	4,059	87,106
ConocoPhillips (Oil & Gas)	10,168	642,109
Consolidated Edison, Inc. (Electric)	1,804	78,474
Constellation Brands, Inc. * (Beverages)	1,476	36,974
Constellation Energy Group, Inc. (Electric)	1,312	71,780
Convergys Corp. * (Commercial Services)	1,066	19,412
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	697	60,569
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	451	6,467
Corning, Inc. * (Telecommunications)	11,316	304,514
Costco Wholesale Corp. (Retail)	3,526	190,968
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,510	165,517
Coventry Health Care, Inc. * (Healthcare - Services)	1,230	66,395
CSX Corp. (Transportation)	1,640	98,072
Cummins, Inc. (Machinery-Diversified)	328	34,473

CVS Corp. (Retail)	6,109	182,476
D.R. Horton, Inc. (Home Builders)	2,009	66,738
Danaher Corp. (Miscellaneous Manufacturing)	1,722	109,433
Darden Restaurants, Inc. (Retail)	984	40,374
Dean Foods Co. * (Food)	984	38,209
Deere & Co. (Machinery-Diversified)	1,763	139,365
Dell, Inc. * (Computers)	17,671	525,889
Devon Energy Corp. (Oil & Gas)	3,239	198,130
Dillards, Inc. - Class A (Retail)	451	11,744
Dollar General Corp. (Retail)	2,378	42,019
Dominion Resources, Inc. (Electric)	2,542	175,474
Dover Corp. (Miscellaneous Manufacturing)	1,517	73,666
Dow Jones & Co., Inc. (Media)	451	17,724
DTE Energy Co. (Electric)	1,353	54,242
Du Pont (Chemicals)	6,929	292,472
Duke Energy Corp. (Electric)	6,888	200,785
Dynegy, Inc. - Class A * (Pipelines)	2,296	11,021
E*TRADE Financial Corp. * (Diversified Financial Services)	3,075	82,964
Eastman Chemical Co. (Chemicals)	615	31,476
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,132	60,634
Eaton Corp. (Miscellaneous Manufacturing)	1,107	80,778

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
eBay, Inc. * (Internet)	8,774	342,712
Ecolab, Inc. (Chemicals)	1,353	51,685
Edison International (Electric)	2,419	99,614
El Paso Corp. (Pipelines)	4,879	58,792
Electronic Arts, Inc. * (Software)	2,337	127,881
Electronic Data Systems Corp. (Computers)	3,813	102,303
Eli Lilly & Co. (Pharmaceuticals)	8,405	464,797
EMC Corp. * (Computers)	17,958	244,768
Emerson Electric Co. (Electrical Components & Equipment)	3,075	257,163
Engelhard Corp. (Chemicals)	902	35,728
Entergy Corp. (Electric)	1,558	107,409
EOG Resources, Inc. (Oil & Gas)	1,763	126,936
Equifax, Inc. (Commercial Services)	984	36,644
Equity Office Properties Trust (REIT)	2,993	100,505
Equity Residential Properties Trust (REIT)	2,173	101,675
Exelon Corp. (Electric)	4,961	262,436
Express Scripts, Inc. * (Pharmaceuticals)	1,066	93,701
Exxon Mobil Corp. (Oil & Gas)	45,141	2,747,280
Family Dollar Stores, Inc. (Retail)	1,148	30,537
Fannie Mae (Diversified Financial Services)	7,216	370,902
Federated Department Stores, Inc. (Retail)	2,050	149,650
Federated Investors, Inc. - Class B (Diversified Financial Services)	615	24,016
FedEx Corp. (Transportation)	2,296	259,310
Fifth Third Bancorp (Banks)	4,141	162,990
First Data Corp. (Software)	5,781	270,666
First Horizon National Corp. (Banks)	902	37,568
FirstEnergy Corp. (Electric)	2,419	118,289
Fiserv, Inc. * (Software)	1,353	57,570
Fisher Scientific International, Inc. * (Electronics)	943	64,171
Fluor Corp. (Engineering & Construction)	656	56,285
Ford Motor Co. (Auto Manufacturers)	13,776	109,657
Forest Laboratories, Inc. * (Pharmaceuticals)	2,419	107,960
Fortune Brands, Inc. (Household Products/Wares)	1,066	85,952
FPL Group, Inc. (Electric)	2,993	120,139
Franklin Resources, Inc. (Diversified Financial Services)	1,148	108,188
Freddie Mac (Diversified Financial Services)	5,166	315,126
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,394	83,319
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	3,157	87,670
Gannett Co., Inc. (Media)	1,804	108,096
Gateway, Inc. * (Computers)	1,968	4,310
General Dynamics Corp. (Aerospace/Defense)	2,952	188,869
General Electric Co. (Miscellaneous Manufacturing)	77,941	2,710,788
General Mills, Inc. (Food)	2,665	135,062

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
General Motors Corp. (Auto Manufacturers)	4,100	87,207
Genuine Parts Co. (Distribution/Wholesale)	1,271	55,708
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,788	93,203
Genzyme Corp. * (Biotechnology)	1,968	132,289
Gilead Sciences, Inc. * (Pharmaceuticals)	3,485	216,837
Golden West Financial Corp. (Savings & Loans)	1,886	128,059
Goodrich Corp. (Aerospace/Defense)	902	39,336
Google, Inc. - Class A * (Internet)	1,435	559,650
Guidant Corp. (Healthcare - Products)	2,542	198,429
H & R Block, Inc. (Commercial Services)	2,378	51,484
Halliburton Co. (Oil & Gas Services)	3,772	275,431
Harley-Davidson, Inc. (Leisure Time)	2,050	106,354
Harman International Industries, Inc. (Home Furnishings)	492	54,675
Harrah’s Entertainment, Inc. (Lodging)	1,394	108,677
Hartford Financial Services Group, Inc. (Insurance)	2,255	181,640
Hasbro, Inc. (Toys/Games/Hobbies)	1,353	28,548
HCA, Inc. (Healthcare - Services)	3,075	140,804
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,804	38,912
Heinz (H.J.) Co. (Food)	2,501	94,838
Hercules, Inc. * (Chemicals)	820	11,316
Hewlett-Packard Co. (Computers)	21,156	696,032
Hilton Hotels Corp. (Lodging)	2,419	61,588
Home Depot, Inc. (Retail)	15,703	664,237
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,232	266,543
Hospira, Inc. * (Pharmaceuticals)	1,230	48,536
Humana, Inc. * (Healthcare - Services)	1,189	62,601
Huntington Bancshares, Inc. (Banks)	1,845	44,520
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,517	146,102
IMS Health, Inc. (Software)	1,476	38,037
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	2,419	101,090
Intel Corp. (Semiconductors)	44,485	860,785
International Business Machines Corp. (Computers)	11,767	970,423
International Flavors & Fragrances, Inc. (Chemicals)	574	19,700
International Game Technology (Entertainment)	2,542	89,529
International Paper Co. (Forest Products & Paper)	3,731	128,981
Interpublic Group of Cos., Inc. * (Advertising)	3,313	31,672
Intuit, Inc. * (Software)	1,312	69,785
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,353	76,066
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,722	104,026
J.P. Morgan Chase & Co. (Diversified Financial Services)	25,953	1,080,682

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Jabil Circuit, Inc. * (Electronics)	1,312	56,232
Janus Capital Group, Inc. (Diversified Financial Services)	1,599	37,049
JDS Uniphase Corp. * (Telecommunications)	12,751	53,172
Jefferson-Pilot Corp. (Insurance)	1,025	57,339
Johnson & Johnson (Healthcare - Products)	22,140	1,311,131
Johnson Controls, Inc. (Auto Parts & Equipment)	1,435	108,960
Jones Apparel Group, Inc. (Apparel)	820	29,003
KB Home (Home Builders)	574	37,299
Kellogg Co. (Food)	1,886	83,059
Kerr-McGee Corp. (Oil & Gas)	861	82,208
KeyCorp (Banks)	3,034	111,651
KeySpan Corp. (Gas)	1,312	53,621
Kimberly-Clark Corp. (Household Products/Wares)	3,403	196,693
Kimco Realty Corp. (REIT)	1,394	56,652
Kinder Morgan, Inc. (Pipelines)	779	71,660
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,763	30,412
KLA -Tencor Corp. (Semiconductors)	1,558	75,345
Knight-Ridder, Inc. (Media)	492	31,099
Kohls Corp. * (Retail)	2,583	136,925
Kroger Co. * (Food)	5,412	110,188
L-3 Communications Holdings, Inc. (Aerospace/Defense)	902	77,383
Laboratory Corp. of America Holdings * (Healthcare - Services)	943	55,147
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,353	32,973
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,050	296,287
Lennar Corp. - Class A (Home Builders)	1,025	61,890
Lexmark International, Inc. - Class A * (Computers)	820	37,212
Limited, Inc. (Retail)	2,583	63,180
Lincoln National Corp. (Insurance)	1,312	71,622
Linear Technology Corp. (Semiconductors)	2,337	81,982
Liz Claiborne, Inc. (Apparel)	779	31,923
Lockheed Martin Corp. (Aerospace/Defense)	2,624	197,141
Loews Corp. (Insurance)	984	99,581
Louisiana-Pacific Corp. (Forest Products & Paper)	779	21,189
Lowe’s Cos., Inc. (Retail)	5,822	375,170
LSI Logic Corp. * (Semiconductors)	2,870	33,177
Lucent Technologies, Inc. * (Telecommunications)	33,948	103,541
M&T Bank Corp. (Banks)	574	65,516
Manor Care, Inc. (Healthcare - Services)	574	25,457
Marathon Oil Corp. (Oil & Gas)	2,624	199,870
Marriott International, Inc. - Class A (Lodging)	1,189	81,565
Marsh & McLennan Cos., Inc. (Insurance)	4,100	120,376

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Marshall & Ilsley Corp. (Banks)	1,558	67,898
Masco Corp. (Building Materials)	3,075	99,907
Mattel, Inc. (Toys/Games/Hobbies)	2,911	52,777
Maxim Integrated Products, Inc. (Semiconductors)	2,501	92,912
Maytag Corp. (Home Furnishings)	615	13,118
MBIA, Inc. (Insurance)	984	59,168
McCormick & Co., Inc. (Food)	984	33,318
McDonald’s Corp. (Retail)	9,307	319,789
McGraw-Hill Cos., Inc. (Media)	2,747	158,282
McKesson Corp. (Commercial Services)	2,296	119,690
MeadWestvaco Corp. (Forest Products & Paper)	1,353	36,950
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,296	131,377
MedImmune, Inc. * (Biotechnology)	1,886	68,990
Medtronic, Inc. (Healthcare - Products)	9,061	459,846

Mellon Financial Corp. (Banks)	3,116	110,930
Merck & Co., Inc. (Pharmaceuticals)	16,277	573,438
Meredith Corp. (Media)	287	16,012
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,630	522,178
MetLife, Inc. (Insurance)	5,658	273,677
MGIC Investment Corp. (Insurance)	656	43,709
Micron Technology, Inc. * (Semiconductors)	4,756	70,008
Microsoft Corp. (Software)	66,584	1,811,751
Millipore Corp. * (Biotechnology)	369	26,959
Molex, Inc. (Electrical Components & Equipment)	1,025	34,030
Molson Coors Brewing Co. - Class B (Beverages)	410	28,134
Monsanto Co. (Agriculture)	1,968	166,788
Monster Worldwide, Inc. * (Internet)	943	47,018
Moody’s Corp. (Commercial Services)	1,845	131,844
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,995	502,245
Motorola, Inc. (Telecommunications)	18,491	423,629
Murphy Oil Corp. (Oil & Gas)	1,230	61,279
Mylan Laboratories, Inc. (Pharmaceuticals)	1,558	36,457
Nabors Industries, Ltd. * (Oil & Gas)	1,189	85,109
National City Corp. (Banks)	4,100	143,090
National Semiconductor Corp. (Semiconductors)	2,624	73,052
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,271	81,497
Navistar International Corp. * (Auto Manufacturers)	451	12,439
NCR Corp. * (Computers)	1,353	56,542
Network Appliance, Inc. * (Computers)	2,788	100,452

Newell Rubbermaid, Inc. (Housewares)	2,091	52,672

Newmont Mining Corp. (Mining)	3,362	174,454
News Corp. - Class A (Media)	17,999	298,963
NICOR, Inc. (Gas)	328	12,976
NIKE, Inc. - Class B (Apparel)	1,394	118,630
NiSource, Inc. (Electric)	2,009	40,622

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Noble Corp. (Oil & Gas)	1,025	83,128
Nordstrom, Inc. (Retail)	1,640	64,255
Norfolk Southern Corp. (Transportation)	3,075	166,265
North Fork Bancorp, Inc. (Banks)	3,526	101,655
Northern Trust Corp. (Banks)	1,394	73,185
Northrop Grumman Corp. (Aerospace/Defense)	2,583	176,393
Novell, Inc. * (Software)	2,870	22,042
Novellus Systems, Inc. * (Semiconductors)	1,025	24,600
Nucor Corp. (Iron/Steel)	1,148	120,299
NVIDIA Corp. * (Semiconductors)	1,312	75,125
Occidental Petroleum Corp. (Oil & Gas)	3,198	296,295
Office Depot, Inc. * (Retail)	2,214	82,449
OfficeMax, Inc. (Retail)	533	16,081
Omnicom Group, Inc. (Advertising)	1,312	109,224
Oracle Corp. * (Software)	27,593	377,748
PACCAR, Inc. (Auto Manufacturers)	1,271	89,580
Pactiv Corp. * (Packaging & Containers)	1,066	26,160
Pall Corp. (Miscellaneous Manufacturing)	902	28,133
Parametric Technology Corp. * (Software)	820	13,391
Parker Hannifin Corp. (Miscellaneous Manufacturing)	902	72,710
Patterson Cos., Inc. * (Healthcare - Products)	1,025	36,080
Paychex, Inc. (Commercial Services)	2,501	104,192
Peoples Energy Corp. (Gas)	287	10,229
PepsiCo, Inc. (Beverages)	12,423	717,924
PerkinElmer, Inc. (Electronics)	984	23,094
Pfizer, Inc. (Pharmaceuticals)	54,735	1,363,995
PG&E Corp. (Electric)	2,583	100,479
Phelps Dodge Corp. (Mining)	1,517	122,164
Pinnacle West Capital Corp. (Electric)	738	28,856
Pitney Bowes, Inc. (Office/Business Equipment)	1,722	73,925
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,353	49,966
PMC-Sierra, Inc. * (Semiconductors)	1,394	17,132
PNC Financial Services Group (Banks)	2,214	149,024

PPG Industries, Inc. (Chemicals)	1,230	77,921
PPL Corp. (Electric)	2,829	83,173
Praxair, Inc. (Chemicals)	2,378	131,146
Principal Financial Group, Inc. (Insurance)	2,091	102,041
Procter & Gamble Co. (Cosmetics/Personal Care)	24,764	1,426,902
Progress Energy, Inc. (Electric)	1,845	81,143
Progress Energy, Inc. CVO (Electric)	189	0
Progressive Corp. (Insurance)	1,435	149,613
Prologis (REIT)	1,804	96,514
Prudential Financial, Inc. (Insurance)	3,731	282,847
Public Service Enterprise Group, Inc. (Electric)	1,845	118,154
Public Storage, Inc. (REIT)	615	49,956
Pulte Homes, Inc. (Home Builders)	1,558	59,858

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
QLogic Corp. * (Semiconductors)	1,230	23,801
Qualcomm, Inc. (Telecommunications)	12,341	624,578

Quest Diagnostics, Inc. (Healthcare - Services)	1,230	63,099
Qwest Communications International, Inc. * (Telecommunications)	11,234	76,391
R.R. Donnelley & Sons Co. (Commercial Services)	1,599	52,319
RadioShack Corp. (Retail)	984	18,922
Raytheon Co. (Aerospace/Defense)	3,321	152,235
Regions Financial Corp. (Banks)	3,403	119,684
Reynolds American, Inc. (Agriculture)	656	69,208
Robert Half International, Inc. (Commercial Services)	1,271	49,073
Rockwell Collins, Inc. (Aerospace/Defense)	1,271	71,621
Rockwell International Corp. (Machinery-Diversified)	1,312	94,346
Rohm & Haas Co. (Chemicals)	1,066	52,095
Rowan Cos., Inc. (Oil & Gas)	820	36,047
Ryder System, Inc. (Transportation)	451	20,196
Sabre Holdings Corp. (Leisure Time)	984	23,154
SAFECO Corp. (Insurance)	902	45,289
Safeway, Inc. (Food)	3,321	83,424
Sanmina-SCI Corp. * (Electronics)	3,936	16,138
Sara Lee Corp. (Food)	5,658	101,165
Schering-Plough Corp. (Pharmaceuticals)	10,947	207,884
Schlumberger, Ltd. (Oil & Gas Services)	4,305	544,883
Schwab (Diversified Financial Services)	7,421	127,715

Seagate Technology, Inc * (a) (Computers)	405	0
Sealed Air Corp. (Packaging & Containers)	615	35,589
Sears Holdings Corp. * (Retail)	697	92,171
Sempra Energy (Gas)	1,927	89,528
Sherwin-Williams Co. (Chemicals)	820	40,541
Sigma-Aldrich Corp. (Chemicals)	492	32,369
Simon Property Group, Inc. (REIT)	1,353	113,841
SLM Corp. (Diversified Financial Services)	3,116	161,845
Snap-on, Inc. (Hand/Machine Tools)	451	17,192
Solectron Corp. * (Electronics)	6,929	27,716
Southern Co. (Electric)	5,535	181,382
Southwest Airlines Co. (Airlines)	5,289	95,149
Sovereign Bancorp, Inc. (Savings & Loans)	2,665	58,390
Sprint Corp. (Telecommunications)	21,894	565,741
St. Jude Medical, Inc. * (Healthcare - Products)	2,747	112,627
St. Paul Cos., Inc. (Insurance)	5,207	217,601
Staples, Inc. (Retail)	5,453	139,161
Starbucks Corp. * (Retail)	5,740	216,054
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,599	108,300
State Street Corp. (Banks)	2,460	148,658
Stryker Corp. (Healthcare - Products)	2,214	98,169
Sun Microsystems, Inc. * (Computers)	26,158	134,191

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Sunoco, Inc. (Oil & Gas)	984	76,329
SunTrust Banks, Inc. (Banks)	2,747	199,872
SuperValu, Inc. (Food)	1,025	31,591
Symantec Corp. * (Internet)	7,954	133,866
Symbol Technologies, Inc. (Electronics)	1,927	20,388
Synovus Financial Corp. (Banks)	2,337	63,309
Sysco Corp. (Food)	4,592	147,175
T. Rowe Price Group, Inc. (Diversified Financial Services)	984	76,959
Target Corp. (Retail)	6,560	341,186
TECO Energy, Inc. (Electric)	1,558	25,115
Tektronix, Inc. (Electronics)	615	21,962
Tellabs, Inc. * (Telecommunications)	3,239	51,500
Temple-Inland, Inc. (Forest Products & Paper)	820	36,531
Tenet Healthcare Corp. * (Healthcare - Services)	3,526	26,022
Teradyne, Inc. * (Semiconductors)	1,599	24,800
Texas Instruments, Inc. (Semiconductors)	12,382	402,044
Textron, Inc. (Miscellaneous Manufacturing)	984	91,896
The AES Corp. * (Electric)	4,797	81,837
The Dow Chemical Co. (Chemicals)	7,175	291,304
The E.W. Scripps Co. - Class A (Media)	656	29,330
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	902	33,545
The Gap, Inc. (Retail)	4,264	79,652
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,120	489,715
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,271	18,404
The Hershey Co. (Food)	1,353	70,667
The New York Times Co. - Class A (Media)	1,066	26,980
The Pepsi Bottling Group, Inc. (Beverages)	984	29,904
The Stanley Works (Hand/Machine Tools)	533	27,002
Thermo Electron Corp. * (Electronics)	1,189	44,100
Tiffany & Co. (Retail)	1,066	40,018
Time Warner, Inc. (Media)	33,825	567,923
TJX Cos., Inc. (Retail)	3,444	85,480
Torchmark Corp. (Insurance)	779	44,481
Transocean Sedco Forex, Inc. * (Oil & Gas)	2,419	194,246
Tribune Co. (Media)	1,927	52,858
Tronox, Inc. - Class B * (Chemicals)	174	2,950
TXU Corp. (Electric)	3,444	154,153
Tyco International, Ltd. (Miscellaneous Manufacturing)	14,965	402,259
Tyson Foods, Inc. - Class A (Food)	1,845	25,350
U.S. Bancorp (Banks)	13,407	408,914
Union Pacific Corp. (Transportation)	1,968	183,713
Unisys Corp. * (Computers)	2,501	17,232
United Parcel Service, Inc. - Class B (Transportation)	8,200	650,916
United States Steel Corp. (Iron/Steel)	820	49,758

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
United Technologies Corp. (Aerospace/Defense)	7,544	437,326
UnitedHealth Group, Inc. (Healthcare - Services)	10,250	572,565
Univision Communications, Inc. - Class A * (Media)	1,681	57,944
UnumProvident Corp. (Insurance)	2,255	46,182
UST, Inc. (Agriculture)	1,230	51,168
V. F. Corp. (Apparel)	656	37,326
Valero Energy Corp. (Oil & Gas)	4,592	274,510
VeriSign, Inc. * (Internet)	1,804	43,278
Verizon Communications, Inc. (Telecommunications)	21,771	741,520
Viacom, Inc. - Class B * (Media)	5,863	227,484
Vornado Realty Trust (REIT)	861	82,656
Vulcan Materials Co. (Building Materials)	738	63,948
W.W. Grainger, Inc. (Distribution/Wholesale)	574	43,251
Wachovia Corp. (Banks)	12,054	675,627
Wal-Mart Stores, Inc. (Retail)	18,245	861,893
Walgreen Co. (Retail)	7,585	327,141
Walt Disney Co. (Media)	14,432	402,508
Washington Mutual, Inc. (Savings & Loans)	7,380	314,536
Waste Management, Inc. (Environmental Control)	4,100	144,730
Waters Corp. * (Electronics)	779	33,614
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	738	21,210
Weatherford International, Ltd. * (Oil & Gas Services)	2,542	116,297
WellPoint, Inc. * (Healthcare - Services)	4,879	377,781
Wells Fargo & Co. (Banks)	12,505	798,693
Wendy’s International, Inc. (Retail)	820	50,889
Weyerhaeuser Co. (Forest Products & Paper)	1,804	130,664
Whirlpool Corp. (Home Furnishings)	533	48,754
Whole Foods Market, Inc. (Food)	1,025	68,101
Williams Cos., Inc. (Pipelines)	4,346	92,961
Wrigley (Wm.) Jr. Co. (Food)	1,353	86,592
Wyeth (Pharmaceuticals)	9,963	483,405
Xcel Energy, Inc. (Electric)	2,993	54,323
Xerox Corp. * (Office/Business Equipment)	7,011	106,568
Xilinx, Inc. (Semiconductors)	2,542	64,719
XL Capital, Ltd. - Class A (Insurance)	1,312	84,112
XTO Energy, Inc. (Oil & Gas)	2,624	114,328
Yahoo!, Inc. * (Internet)	9,553	308,180
YUM! Brands, Inc. (Retail)	2,009	98,160
Zimmer Holdings, Inc. * (Healthcare - Products)	1,845	124,722
Zions Bancorp (Banks)	779	64,447

TOTAL COMMON STOCKS (Cost $72,295,636)		87,578,196

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (3.9%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $3,610,338 (Collateralized by $3,760,000 Federal Farm Credit Bank, 1.875%, 1/16/07, market value $3,681,279)	$3,609,000	3,609,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,609,000)		3,609,000

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	5,670	3,544

TOTAL RIGHTS/WARRANTS (Cost $0)		3,544

TOTAL INVESTMENT SECURITIES (Cost $75,904,636) - 98.6% of net assets		$91,190,740

Percentages indicated are based on net assets of $92,471,169.

*	Non-income producing security
(a)	Escrowed Security
CVO	Contingent Value Obligation
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $1,304,000)	20	$(677)
S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $4,564,000)	14	23,420

Bull ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.2%
Aerospace/Defense	2.0%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	6.1%
Beverages	1.9%
Biotechnology	1.1%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	0.8%
Computers	3.7%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.8%
Electric	2.8%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

Food	1.4%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.1%
Healthcare-Services	1.8%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.5%
Internet	1.6%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	2.9%
Mining	0.6%
Miscellaneous Manufacturing	5.1%
Office/Business Equipment	0.2%
Oil & Gas	7.6%
Oil & Gas Services	1.4%
Packaging & Containers	0.1%
Pharmaceuticals	5.7%
Pipelines	0.3%
Real Estate Investment Trust	0.8%
Retail	5.6%
Savings & Loans	0.5%
Semiconductors	2.9%
Software	3.7%
Telecommunications	6.2%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Other**	3.9%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (81.7%)
3Com Corp. * (Telecommunications)	27,094	$138,721
99 Cents Only Stores * (Retail)	2,945	39,934
Abercrombie & Fitch Co. - Class A (Retail)	5,890	343,387
Activision, Inc. * (Software)	20,026	276,159
Acxiom Corp. (Software)	5,301	136,978
Adesa, Inc. (Commercial Services)	5,890	157,499
ADTRAN, Inc. (Telecommunications)	4,712	123,360
Advance Auto Parts, Inc. (Retail)	7,657	318,837
Advanced Medical Optics, Inc. * (Healthcare - Products)	4,712	219,768
Advent Software, Inc. * (Software)	589	16,739
Aeropostale, Inc. * (Retail)	3,534	106,585
Affymetrix, Inc. * (Biotechnology)	4,712	155,166
AGCO Corp. * (Machinery-Diversified)	6,479	134,374

AGL Resources, Inc. (Gas)	5,301	191,101
Airgas, Inc. (Chemicals)	4,712	184,192
AirTran Holdings, Inc. * (Airlines)	6,479	117,335
Alaska Air Group, Inc. * (Airlines)	2,356	83,520
Albemarle Corp. (Chemicals)	2,356	106,845
Alexander & Baldwin, Inc. (Transportation)	2,945	140,418
Alliance Data Systems Corp. * (Commercial Services)	4,712	220,380
Alliant Energy Corp. (Electric)	8,246	259,502
Alliant Techsystems, Inc. * (Aerospace/Defense)	2,356	181,812
AMB Property Corp. (REIT)	5,890	319,650
American Eagle Outfitters, Inc. (Retail)	9,424	281,401

American Financial Group, Inc. (Insurance)	2,945	122,541
American Greetings Corp. - Class A (Household Products/Wares)	4,123	89,139
AmeriCredit Corp. * (Diversified Financial Services)	8,835	271,500
Amerus Group Co. (Insurance)	2,356	141,925
Ametek, Inc. (Electrical Components & Equipment)	4,712	211,852
Amphenol Corp. - Class A (Electronics)	5,890	307,340
AnnTaylor Stores Corp. * (Retail)	4,712	173,354
Anteon International Corp. * (Computers)	2,356	128,543
Applebee’s International, Inc. (Retail)	5,301	130,140
Apria Healthcare Group, Inc. * (Healthcare - Services)	3,534	81,211
Aqua America, Inc. (Water)	8,835	245,790
Aquila, Inc. * (Electric)	26,505	105,755
Arch Coal, Inc. (Coal)	4,712	357,829
Arrow Electronics, Inc. * (Electronics)	8,835	285,105
Arthur J. Gallagher & Co. (Insurance)	6,479	180,181

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,712	70,256
Associated Banc-Corp (Banks)	9,424	320,227
Astoria Financial Corp. (Savings & Loans)	5,890	182,354
Atmel Corp. * (Semiconductors)	31,806	150,124
Avnet, Inc. * (Electronics)	10,602	269,079
Avocent Corp. * (Internet)	3,534	112,169
Bandag, Inc. (Auto Parts & Equipment)	589	24,661
Bank of Hawaii Corp. (Banks)	3,534	188,398
Banta Corp. (Commercial Services)	1,178	61,232
Barnes & Noble, Inc. (Retail)	2,945	136,206
Beazer Homes USA, Inc. (Home Builders)	2,356	154,789
Beckman Coulter, Inc. (Healthcare - Products)	4,123	224,992
Belo Corp. - Class A (Media)	6,479	128,802
BJ’s Wholesale Club, Inc. * (Retail)	4,712	148,475
Black Hills Corp. (Electric)	2,356	80,104
Blyth, Inc. (Household Products/Wares)	1,767	37,142
Bob Evans Farms, Inc. (Retail)	2,356	69,997
Borders Group, Inc. (Retail)	4,712	118,931
BorgWarner, Inc. (Auto Parts & Equipment)	3,534	212,181
Bowater, Inc. (Forest Products & Paper)	3,534	104,536
Boyd Gaming Corp. (Lodging)	2,945	147,073
Brinker International, Inc. (Retail)	5,890	248,853
Brown & Brown, Inc. (Insurance)	7,657	254,212
C.H. Robinson Worldwide, Inc. (Transportation)	12,369	607,194
Cabot Corp. (Chemicals)	4,123	140,141
Cabot Microelectronics Corp. * (Chemicals)	1,767	65,556
Cadence Design Systems, Inc. * (Computers)	20,615	381,171
Callaway Golf Co. (Leisure Time)	4,712	81,046
Career Education Corp. * (Commercial Services)	7,068	266,676
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,767	144,541
Carmax, Inc. * (Retail)	7,657	250,231
Catalina Marketing Corp. (Advertising)	2,356	54,424

Cathay Bancorp, Inc. (Banks)	3,534	133,020
CBRL Group, Inc. (Retail)	2,945	129,315
CDW Corp. (Distribution/Wholesale)	4,123	242,639
Cephalon, Inc. * (Pharmaceuticals)	4,123	248,411
Ceridian Corp. * (Computers)	10,013	254,831
Charles River Laboratories International, Inc. * (Biotechnology)	4,712	230,982
CheckFree Corp. * (Internet)	5,890	297,446
Cheesecake Factory, Inc. * (Retail)	5,301	198,522
Chemtura Corp. (Chemicals)	17,081	201,214
Chico’s FAS, Inc. * (Retail)	12,958	526,614
Choicepoint, Inc. * (Commercial Services)	5,890	263,578
Church & Dwight, Inc. (Household Products/Wares)	4,123	152,222

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cincinnati Bell, Inc. * (Telecommunications)	17,081	77,206
City National Corp. (Banks)	2,945	226,147
Claire’s Stores, Inc. (Retail)	7,068	256,639
CNF, Inc. (Transportation)	3,534	176,488
Cognizant Technology Solutions Corp. * (Computers)	10,013	595,673
Commerce Bancorp, Inc. (Banks)	12,369	453,323
Commscope, Inc. * (Telecommunications)	3,534	100,896
Community Health Systems, Inc. * (Healthcare - Services)	7,068	255,508
Cooper Cameron Corp. * (Oil & Gas Services)	8,246	363,484
Copart, Inc. * (Retail)	4,712	129,344
Corinthian Colleges, Inc. * (Commercial Services)	5,890	84,816
Covance, Inc. * (Healthcare - Services)	4,123	242,226

Crane Co. (Miscellaneous Manufacturing)	3,534	144,929
Credence Systems Corp. * (Semiconductors)	7,657	56,202
Cree Research, Inc. * (Semiconductors)	5,301	173,926

CSG Systems International, Inc. * (Software)	2,945	68,501
Cullen/Frost Bankers, Inc. (Banks)	2,945	158,294
Cypress Semiconductor Corp. * (Semiconductors)	10,013	169,720
Cytec Industries, Inc. (Chemicals)	2,356	141,384
CYTYC Corp. * (Healthcare - Products)	8,246	232,372
Deluxe Corp. (Commercial Services)	3,534	92,485
Denbury Resources, Inc. * (Oil & Gas)	8,246	261,151
DENTSPLY International, Inc. (Healthcare - Products)	5,301	308,253
Developers Diversified Realty Corp. (REIT)	7,657	419,222
DeVry, Inc. * (Commercial Services)	4,123	93,881
Diebold, Inc. (Computers)	4,712	193,663
Dollar Tree Stores, Inc. * (Retail)	7,068	195,572
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,712	159,218
DPL, Inc. (Electric)	8,835	238,545
DRS Technologies, Inc. (Aerospace/Defense)	2,356	129,274
DST Systems, Inc. * (Computers)	4,123	238,887
Dun & Bradstreet Corp. * (Software)	4,712	361,317
Duquesne Light Holdings, Inc. (Electric)	5,301	87,467
Dycom Industries, Inc. * (Engineering & Construction)	2,356	50,065
Eaton Vance Corp. (Diversified Financial Services)	8,835	241,902
Education Management Corp. * (Commercial Services)	4,712	196,019
Edwards (A.G.), Inc. (Diversified Financial Services)	5,301	264,308

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Edwards Lifesciences Corp. * (Healthcare - Products)	4,123	179,351
Emmis Communications Corp. * (Media)	2,356	37,696
Energizer Holdings, Inc. * (Electrical Components & Equipment)	4,123	218,519
Energy East Corp. (Electric)	10,602	257,629
Ensco International, Inc. (Oil & Gas)	10,602	545,473
Entercom Communications Corp. (Media)	2,356	65,780
Equitable Resources, Inc. (Pipelines)	8,246	301,061
Everest Re Group, Ltd. (Insurance)	4,712	439,959
Expeditors International of Washington, Inc. (Transportation)	7,657	661,488
F5 Networks, Inc. * (Internet)	2,356	170,786
Fair Isaac Corp. (Software)	4,712	186,689
Fairchild Semiconductor International, Inc. * (Semiconductors)	8,835	168,483
Fastenal Co. (Distribution/Wholesale)	8,835	418,248
Federal Signal Corp. (Miscellaneous Manufacturing)	2,945	54,483
Ferro Corp. (Chemicals)	2,945	58,900
Fidelity National Financial, Inc. (Insurance)	12,369	439,471
Fidelity National Information Services, Inc. (Software)	6,479	262,723
First American Financial Corp. (Insurance)	6,479	253,718
First Niagara Financial Group, Inc. (Savings & Loans)	8,246	120,886
FirstMerit Corp. (Banks)	5,301	130,723
Florida Rock Industries, Inc. (Building Materials)	2,945	165,568
Flowserve Corp. * (Machinery-Diversified)	3,534	206,174
FMC Corp. (Chemicals)	2,356	146,025
FMC Technologies, Inc. * (Oil & Gas Services)	4,712	241,349
Foot Locker, Inc. (Retail)	11,191	267,241
Forest Oil Corp. * (Oil & Gas)	3,534	131,394
Furniture Brands International, Inc. (Home Furnishings)	3,534	86,618
GameStop Corp. * (Retail)	4,123	194,358
Gartner Group, Inc. * (Commercial Services)	4,123	57,516
GATX Corp. (Trucking & Leasing)	3,534	145,919
Gen-Probe, Inc. * (Healthcare - Products)	3,534	194,794
Gentex Corp. (Electronics)	11,191	195,395
Glatfelter (Forest Products & Paper)	2,945	53,982
Graco, Inc. (Machinery-Diversified)	4,712	214,066
Granite Construction, Inc. (Engineering & Construction)	2,356	114,690
Grant Prideco, Inc. * (Oil & Gas Services)	8,835	378,491
Great Plains Energy, Inc. (Electric)	5,301	149,223
Greater Bay Bancorp (Banks)	3,534	98,033
GTECH Holdings Corp. (Entertainment)	8,835	300,832
Hanover Compressor Co. * (Oil & Gas Services)	6,479	120,639

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hanover Insurance Group, Inc. (Insurance)	3,534	185,252
Harris Corp. (Telecommunications)	10,013	473,514
Harsco Corp. (Miscellaneous Manufacturing)	2,945	243,316
Harte-Hanks, Inc. (Advertising)	4,123	112,764
Hawaiian Electric Industries, Inc. (Electric)	5,301	143,816
HCC Insurance Holdings, Inc. (Insurance)	7,657	266,464
Health Net, Inc. * (Healthcare - Services)	8,246	419,063
Helmerich & Payne, Inc. (Oil & Gas)	3,534	246,744
Henry Schein, Inc. * (Healthcare - Products)	5,890	281,895
Herman Miller, Inc. (Office Furnishings)	4,712	152,716
Highwoods Properties, Inc. (REIT)	3,534	119,202
Hillenbrand Industries, Inc. (Healthcare - Products)	4,123	226,724
HNI Corp. (Office Furnishings)	3,534	208,506
Horace Mann Educators Corp. (Insurance)	2,945	55,366
Hormel Foods Corp. (Food)	5,301	179,174
Hospitality Properties Trust (REIT)	4,712	205,773
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	2,356	103,499
Hubbell, Inc. - Class B (Electrical Components & Equipment)	4,123	211,345
IDACORP, Inc. (Electric)	2,945	95,771
Imation Corp. (Computers)	2,356	101,096
Independence Community Bank Corp. (Savings & Loans)	5,301	220,946
IndyMac Bancorp, Inc. (Diversified Financial Services)	4,123	168,754
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	8,246	164,920
Integrated Device Technology, Inc. * (Semiconductors)	14,725	218,814
International Rectifier Corp. * (Semiconductors)	5,301	219,620
International Speedway Corp. (Entertainment)	2,356	119,920
Intersil Corp. - Class A (Semiconductors)	10,602	306,610
Intuitive Surgical, Inc. * (Healthcare - Products)	2,356	278,008
Investors Financial Services Corp. (Banks)	4,712	220,851
Invitrogen Corp. * (Biotechnology)	3,534	247,839
ITT Educational Services, Inc. * (Commercial Services)	2,356	150,902
J.B. Hunt Transport Services, Inc. (Transportation)	8,835	190,306
Jack Henry & Associates, Inc. (Computers)	5,301	121,234
Jacobs Engineering Group, Inc. * (Engineering & Construction)	4,123	357,629

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Jefferies Group, Inc. (Diversified Financial Services)	3,534	206,739
JetBlue Airways Corp. * (Airlines)	10,602	113,653
JM Smucker Co. (Food)	4,123	163,683
Joy Global, Inc. (Machinery - Construction & Mining)	8,246	492,863
Kelly Services, Inc. - Class A (Commercial Services)	1,178	32,006
KEMET Corp. * (Electronics)	5,890	55,778
Kennametal, Inc. (Hand/Machine Tools)	2,356	144,046
Korn/Ferry International * (Commercial Services)	2,945	60,049
Lam Research Corp. * (Semiconductors)	10,602	455,886
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,767	74,214
Lattice Semiconductor Corp. * (Semiconductors)	7,657	50,996
Laureate Education, Inc. * (Commercial Services)	3,534	188,645
Lear Corp. (Auto Parts & Equipment)	4,712	83,544
Lee Enterprises, Inc. (Media)	2,945	98,039
Legg Mason, Inc. (Diversified Financial Services)	8,835	1,107,291
Leucadia National Corp. (Holding Companies - Diversified)	5,890	351,397
Liberty Property Trust (REIT)	5,890	277,772
LifePoint Hospitals, Inc. * (Healthcare - Services)	4,123	128,225
Lincare Holdings, Inc. * (Healthcare - Services)	7,068	275,369
Longview Fibre Co. (Forest Products & Paper)	3,534	91,319
Lubrizol Corp. (Chemicals)	4,712	201,909
Lyondell Chemical Co. (Chemicals)	14,725	293,027
M.D.C. Holdings, Inc. (Home Builders)	1,767	113,636
Mack-Cali Realty Corp. (REIT)	4,123	197,904
Macrovision Corp. * (Entertainment)	3,534	78,278
Manpower, Inc. (Commercial Services)	5,890	336,790

Martek Biosciences Corp. * (Biotechnology)	2,356	77,347
Martin Marietta Materials (Building Materials)	2,945	315,203
McAfee, Inc. * (Internet)	11,780	286,607
McDATA Corp. - Class A * (Computers)	11,191	51,702
MDU Resources Group, Inc. (Electric)	8,246	275,829
Media General, Inc. - Class A (Media)	1,767	82,378
Medicis Pharmaceutical Corp. – Class A (Pharmaceuticals)	3,534	115,208
MEMC Electronic Materials, Inc. * (Semiconductors)	12,369	456,663
Mentor Graphics Corp. * (Computers)	5,301	58,576
Mercantile Bankshares Corp. (Banks)	8,835	339,705
Mercury General Corp. (Insurance)	2,356	129,344
Michaels Stores, Inc. (Retail)	8,835	332,019
Micrel, Inc. * (Semiconductors)	4,123	61,103

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Microchip Technology, Inc. (Semiconductors)	15,903	577,280
Millennium Pharmaceuticals, Inc. * (Biotechnology)	22,382	226,282
Mine Safety Appliances Co. (Environmental Control)	1,767	74,214
Minerals Technologies, Inc. (Chemicals)	1,178	68,807
Modine Manufacturing Co. (Auto Parts & Equipment)	2,356	69,502
Mohawk Industries, Inc. * (Textiles)	3,534	285,264
Moneygram International, Inc. (Software)	5,890	180,941
MPS Group, Inc. * (Commercial Services)	7,068	108,140
MSC Industrial Direct Co. - Class A (Retail)	3,534	190,907
National Fuel Gas Co. (Pipelines)	5,890	192,721
National Instruments Corp. (Computers)	3,534	115,279
Navigant Consulting Co. * (Commercial Services)	3,534	75,451
New Plan Excel Realty Trust, Inc. (REIT)	7,068	183,344
New York Community Bancorp (Savings & Loans)	17,081	299,260
Newfield Exploration Co. * (Oil & Gas)	8,835	370,187
Newport Corp. * (Telecommunications)	2,356	44,434
Noble Energy, Inc. (Oil & Gas)	12,369	543,246
Nordson Corp. (Machinery-Diversified)	2,356	117,470

Northeast Utilities System (Electric)	10,602	207,057
NSTAR (Electric)	7,657	219,067
O’Reilly Automotive, Inc. * (Retail)	7,657	279,940
OGE Energy Corp. (Electric)	6,479	187,891
Ohio Casualty Corp. (Insurance)	4,123	130,699
Old Republic International Corp. (Insurance)	16,492	359,855
Olin Corp. (Chemicals)	4,712	101,167
Omnicare, Inc. (Pharmaceuticals)	8,246	453,448
ONEOK, Inc. (Gas)	8,246	265,934
Outback Steakhouse, Inc. (Retail)	4,712	207,328
Pacific Sunwear of California, Inc. * (Retail)	5,301	117,470
Packaging Corp. of America (Packaging & Containers)	4,123	92,520
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	2,356	66,392
Patterson-UTI Energy, Inc. (Oil & Gas)	12,369	395,313
Payless ShoeSource, Inc. * (Retail)	4,712	107,858
PDL BioPharma, Inc. * (Biotechnology)	7,657	251,150
Peabody Energy Corp. (Coal)	18,848	950,128
Pentair, Inc. (Miscellaneous Manufacturing)	7,068	288,021
Pepco Holdings, Inc. (Electric)	13,547	308,736
PepsiAmericas, Inc. (Beverages)	4,123	100,807

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Perrigo Co. (Pharmaceuticals)	5,890	96,066
Petsmart, Inc. (Retail)	10,013	281,766
Pharmaceutical Product Development, Inc. (Commercial Services)	7,068	244,623
Pier 1 Imports, Inc. (Retail)	5,890	68,383
Pioneer Natural Resources Co. (Oil & Gas)	8,835	390,949
Plains Exploration & Production Co. * (Oil & Gas)	5,301	204,831
Plantronics, Inc. (Telecommunications)	2,945	104,341
Plexus Corp. * (Electronics)	2,945	110,644
PMI Group, Inc. (Insurance)	6,479	297,516
PNM Resources, Inc. (Electric)	4,712	114,973
Pogo Producing Co. (Oil & Gas)	4,123	207,181
Polo Ralph Lauren Corp. (Apparel)	4,123	249,895
Polycom, Inc. * (Telecommunications)	5,890	127,695
Potlatch Corp. (Forest Products & Paper)	1,767	75,698
Powerwave Technologies, Inc. * (Telecommunications)	8,246	111,239
Precision Castparts Corp. (Metal Fabricate/Hardware)	9,424	559,786
Pride International, Inc. * (Oil & Gas)	11,191	348,935
Protective Life Corp. (Insurance)	4,712	234,375
Puget Energy, Inc. (Electric)	8,246	174,650
Quanta Services, Inc. * (Commercial Services)	7,657	122,665
Questar Corp. (Pipelines)	5,890	412,595
Quicksilver Resources, Inc. * (Oil & Gas)	4,712	182,166
Radian Group, Inc. (Insurance)	5,890	354,873
Raymond James Financial Corp. (Diversified Financial Services)	5,890	174,108
Rayonier, Inc. (Forest Products & Paper)	5,301	241,672
Reader’s Digest Association, Inc. (Media)	7,068	104,253
Regency Centers Corp. (REIT)	4,712	316,599
Regis Corp. (Retail)	2,945	101,544
Rent-A-Center, Inc. * (Commercial Services)	4,712	120,580
Republic Services, Inc. (Environmental Control)	8,246	350,537
Reynolds & Reynolds Co. (Computers)	3,534	100,366
RF Micro Devices, Inc. * (Telecommunications)	13,547	117,182
Rollins, Inc. (Commercial Services)	1,767	35,764
Roper Industries, Inc. (Miscellaneous Manufacturing)	5,890	286,431
Ross Stores, Inc. (Retail)	10,602	309,472
RPM, Inc. (Chemicals)	8,246	147,933
RSA Security, Inc. * (Internet)	4,712	84,533
Ruby Tuesday, Inc. (Retail)	4,123	132,266
Ruddick Corp. (Food)	2,356	57,274
Saks, Inc. * (Retail)	9,424	181,883
SanDisk Corp. * (Computers)	13,547	779,223
SCANA Corp. (Electric)	8,246	323,573
Scholastic Corp. * (Media)	2,356	63,047
SEI Investments Co. (Software)	4,123	167,105

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Semtech Corp. * (Semiconductors)	5,301	94,835
Sensient Technologies Corp. (Chemicals)	2,945	53,157
Sepracor, Inc. * (Pharmaceuticals)	7,657	373,738
Sequa Corp. - Class A * (Aerospace/Defense)	589	57,604
Sierra Pacific Resources * (Electric)	14,136	195,218
Silicon Laboratories, Inc. * (Semiconductors)	2,945	161,828
Smith International, Inc. (Oil & Gas Services)	14,136	550,739
Smithfield Foods, Inc. * (Food)	7,068	207,375
Sonoco Products Co. (Packaging & Containers)	7,068	239,393
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	2,945	85,523
Southwestern Energy Co. * (Oil & Gas)	11,780	379,198
SPX Corp. (Miscellaneous Manufacturing)	4,712	251,715
SRA International, Inc. - Class A * (Computers)	2,356	88,892
StanCorp Financial Group, Inc. (Insurance)	3,534	191,225
Steel Dynamics, Inc. (Iron/Steel)	2,356	133,656
Stericycle, Inc. * (Environmental Control)	2,945	199,141
STERIS Corp. (Healthcare - Products)	4,712	116,292
SVB Financial Group * (Banks)	2,356	124,986
Swift Transportation Co., Inc. * (Transportation)	3,534	76,794
Sybase, Inc. * (Software)	6,479	136,836
Synopsys, Inc. * (Computers)	10,602	236,955
TCF Financial Corp. (Banks)	7,657	197,168
Tech Data Corp. * (Distribution/Wholesale)	4,123	152,180
Techne Corp. * (Healthcare - Products)	2,356	141,690

Tecumseh Products Co. (Machinery-Diversified)	1,178	28,908
Teleflex, Inc. (Miscellaneous Manufacturing)	2,356	168,760
Telephone & Data Systems, Inc. (Telecommunications)	7,068	278,762
Texas Regional Bancshares, Inc. - Class A (Banks)	2,946	86,863
The Brink’s Co. (Miscellaneous Manufacturing)	4,123	209,283
The Colonial BancGroup, Inc. (Banks)	11,191	279,775
The Corporate Executive Board Co. (Commercial Services)	2,356	237,720
The Macerich Co. (REIT)	4,712	348,452
The Ryland Group, Inc. (Home Builders)	2,945	204,383
The Scotts Co. - Class A (Household Products/Wares)	2,945	134,763
The Timberland Co. - Class A * (Apparel)	3,534	120,969
Thomas & Betts Corp. * (Electronics)	3,534	181,577
Thor Industries, Inc. (Home Builders)	2,356	125,716

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Tidewater, Inc. (Oil & Gas Services)	4,123	227,713
Timken Co. (Metal Fabricate/Hardware)	5,890	190,070
Toll Brothers, Inc. * (Home Builders)	7,657	265,162
Tootsie Roll Industries, Inc. (Food)	1,768	51,744
Transaction Systems Architect, Inc. * (Software)	2,356	73,531
Triad Hospitals, Inc. * (Healthcare - Services)	5,890	246,791
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,945	160,179
TriQuint Semiconductor, Inc. * (Semiconductors)	10,013	49,264
Tupperware Corp. (Household Products/Wares)	3,534	72,765
United Dominion Realty Trust, Inc. (REIT)	9,424	268,961
United Rentals, Inc. * (Commercial Services)	4,712	162,564
Unitrin, Inc. (Insurance)	2,945	136,972
Universal Corp. (Agriculture)	1,767	64,973
Universal Health Services, Inc. - Class B (Healthcare - Services)	3,534	179,492
Urban Outfitters, Inc. * (Retail)	8,246	202,357
UTStarcom, Inc. * (Telecommunications)	7,657	48,163
Valassis Communications, Inc. * (Commercial Services)	2,945	86,495
Valeant Pharmaceuticals International (Pharmaceuticals)	6,479	102,692
Valspar Corp. (Chemicals)	7,068	196,985
Varian Medical Systems, Inc. * (Healthcare - Products)	9,424	529,252
Varian, Inc. * (Electronics)	1,767	72,765
VCA Antech, Inc. * (Pharmaceuticals)	5,890	167,747
Vectren Corp. (Gas)	5,301	139,840
Vertex Pharmaceuticals, Inc. * (Biotechnology)	7,068	258,619
Vishay Intertechnology, Inc. * (Electronics)	13,547	192,909
W.R. Berkley Corp. (Insurance)	8,246	478,763
Waddell & Reed Financial, Inc. (Diversified Financial Services)	5,890	136,059
Washington Federal, Inc. (Savings & Loans)	5,890	142,538
Washington Post Co. - Class B (Media)	589	457,505
Webster Financial Corp. (Banks)	3,534	171,258
Weingarten Realty Investors (REIT)	5,301	216,016
Werner Enterprises, Inc. (Transportation)	3,534	64,920
Westamerica Bancorp (Banks)	1,767	91,743
Westar Energy, Inc. (Electric)	5,890	122,571
Western Digital Corp. * (Computers)	16,492	320,440
Western Gas Resources, Inc. (Pipelines)	4,123	198,935
Westwood One, Inc. (Media)	4,123	45,518
WGL Holdings, Inc. (Gas)	3,534	107,504
Williams Sonoma, Inc. * (Retail)	8,246	349,631
Wilmington Trust Corp. (Banks)	4,712	204,265

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Wind River Systems, Inc. * (Software)	4,712	58,664
Wisconsin Energy Corp. (Electric)	8,246	329,757
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,712	94,523
WPS Resources Corp. (Electric)	2,356	115,962
YRC Worldwide Inc. * (Transportation)	4,123	156,921
Zebra Technologies Corp. * (Machinery-Diversified)	4,712	210,721

TOTAL COMMON STOCKS (Cost $63,933,483)		79,905,198

	Principal Amount
Repurchase Agreements (17.7%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $17,349,431 (Collaterized by $ 17,002,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $17,690,227)	$17,343,000	17,343,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,343,000)		17,343,000

TOTAL INVESTMENT SECURITIES (Cost $81,276,483) - 99.4% of net assets		$97,248,198

Percentages indicated are based on net assets of $97,836,793.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $21,950,500)	55	$724,378
Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $3,911,180)	49	(57,270)

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.2%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.4%
Auto Parts & Equipment	0.5%
Banks	3.5%
Beverages	0.1%
Biotechnology	1.5%
Building Materials	0.5%
Chemicals	2.2%
Coal	1.3%
Commercial Services	3.6%
Computers	3.8%
Distribution/Wholesale	1.0%
Diversified Financial Services	2.6%
Electric	4.1%
Electrical Components & Equipment	0.7%
Electronics	1.7%
Engineering & Construction	0.5%
Entertainment	0.5%
Environmental Control	0.6%

See accompanying notes to the Schedules of Portfolio Investments.

Food	0.7%
Forest Products & Paper	0.6%
Gas	0.7%
Hand/Machine Tools	0.1%
Healthcare - Products	3.0%
Healthcare - Services	1.9%
Holding Companies - Diversified	0.4%
Home Builders	1.0%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Insurance	4.8%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.2%
Machinery - Construction & Mining	0.5%
Machinery - Diversified	0.9%
Media	1.1%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	2.2%
Office Furnishings	0.4%
Oil & Gas	4.3%
Oil & Gas Services	1.9%
Packaging & Containers	0.3%
Pharmaceuticals	1.7%
Pipelines	1.1%
Real Estate Investment Trust	2.9%
Retail	7.2%
Savings & Loans	1.0%
Semiconductors	3.4%
Software	2.0%
Telecommunications	1.8%
Textiles	0.3%
Transportation	2.1%
Trucking & Leasing	0.1%
Water	0.3%
Other**	17.7%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (71.5%)
3Com Corp. * (Telecommunications)	27,846	$142,572
Aaron Rents, Inc. (Commercial Services)	3,366	91,454
Abgenix, Inc. * (Pharmaceuticals)	8,874	199,665
ABM Industries, Inc. (Commercial Services)	4,590	87,990
Acadia Realty Trust (REIT)	4,284	100,888
Accredited Home Lenders * (Diversified Financial Services)	1,224	62,644
Actuant Corp. (Miscellaneous Manufacturing)	2,754	168,600
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,896	195,840
Acxiom Corp. (Software)	6,426	166,048
Adaptec, Inc. * (Telecommunications)	18,360	101,531
ADTRAN, Inc. (Telecommunications)	4,284	112,155
Advance America Cash Advance Centers, Inc. (Commercial Services)	4,590	66,004
Advanta Corp. - Class B (Diversified Financial Services)	2,448	90,258
Advent Software, Inc. * (Software)	3,978	113,055
Advisory Board Co. * (Commercial Services)	1,530	85,328
ADVO, Inc. (Advertising)	2,448	78,336
Aeroflex, Inc. * (Telecommunications)	7,650	105,035
Aeropostale, Inc. * (Retail)	3,978	119,976
AGCO Corp. * (Machinery-Diversified)	6,120	126,929
Agile Software Corp. * (Internet)	20,808	158,764
AirTran Holdings, Inc. * (Airlines)	6,732	121,917
Alabama National BanCorp (Banks)	918	62,791
Alaska Air Group, Inc. * (Airlines)	2,448	86,782
Albany International Corp. - Class A (Machinery-Diversified)	2,448	93,244
Aleris International, Inc. * (Environmental Control)	2,754	132,385
Alexandria Real Estate Equities, Inc. (REIT)	1,530	145,854
Alexion Pharmaceuticals, Inc. * (Biotechnology)	3,366	119,224
Alkermes, Inc. * (Pharmaceuticals)	8,568	188,924
ALLETE, Inc. (Electric)	1,530	71,298
Amcore Financial, Inc. (Banks)	2,448	77,406
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	3,978	68,143
American Home Mortgage Investment Corp. (REIT)	2,142	66,852
American Medical Systems Holdings, Inc. * (Healthcare - Products)	4,590	103,275
American States Water Co. (Water)	2,142	80,025
AmSurg Corp. * (Healthcare - Services)	2,142	48,602
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	7,956	389,446

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Analogic Corp. (Electronics)	1,530	101,286
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,060	92,749
Andrx Group * (Pharmaceuticals)	4,590	108,967
Angelica Corp. (Textiles)	3,366	69,070
Anixter International, Inc. (Telecommunications)	3,060	146,207
ANSYS, Inc. * (Software)	3,366	182,269
Anteon International Corp. * (Computers)	2,142	116,868
Anthracite Capital, Inc. (REIT)	4,284	47,038
Apollo Investment Corp. (Investment Companies)	3,978	70,848
Applera Corp. - Celera Genomics Group * (Biotechnology)	4,896	57,234
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,448	109,181
Applied Micro Circuits Corp. * (Semiconductors)	29,988	122,051
Apria Healthcare Group, Inc. * (Healthcare - Services)	3,060	70,319
aQuantive, Inc. * (Internet)	4,590	108,049
Aquila, Inc. * (Electric)	18,054	72,035
Arbitron, Inc. (Commercial Services)	2,448	82,791
Argonaut Group, Inc. * (Insurance)	3,060	108,783
Arkansas Best Corp. (Transportation)	2,448	95,766
Armor Holdings, Inc. * (Aerospace/Defense)	2,448	142,694
Arris Group, Inc. * (Telecommunications)	9,180	126,317
Arrow Financial Corp. (Banks)	3,366	92,228
ArthroCare Corp. * (Healthcare - Products)	2,142	102,430
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,896	72,999
Atmel Corp. * (Semiconductors)	35,190	166,097
ATMI, Inc. * (Semiconductors)	3,060	92,412
Atwood Oceanics, Inc. * (Oil & Gas)	1,530	154,545
Audiovox Corp. - Class A * (Telecommunications)	4,896	58,458
Aviall, Inc. * (Distribution/Wholesale)	2,448	93,220
Avista Corp. (Electric)	5,202	107,422
Avocent Corp. * (Internet)	4,590	145,687
Axcelis Technologies, Inc. * (Semiconductors)	9,486	55,588
Aztar Corp. * (Lodging)	2,448	102,792
Baldor Electric Co. (Hand/Machine Tools)	3,672	124,371
Bally Technologies, Inc. * (Entertainment)	3,978	67,586
BancorpSouth, Inc. (Banks)	4,284	102,859
Bandag, Inc. (Auto Parts & Equipment)	1,836	76,873
Bank Mutual Corp. (Banks)	8,262	97,822
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	4,896	70,453
BankUnited Financial Corp. - Class A (Savings & Loans)	3,366	91,017
Banner Corp. (Banks)	2,448	83,232
Banta Corp. (Commercial Services)	2,448	127,247
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,836	74,358

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
BE Aerospace, Inc. * (Aerospace/Defense)	4,284	107,614
BearingPoint, Inc. * (Commercial Services)	12,546	106,516
Belden, Inc. (Electrical Components & Equipment)	4,284	116,653
Benchmark Electronics, Inc. * (Electronics)	3,978	152,556
Berry Petroleum Co. - Class A (Oil & Gas)	1,530	104,729
Big Lots, Inc. * (Retail)	8,262	115,338
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	1,224	76,316
BioMed Realty Trust, Inc. (REIT)	3,060	90,698
Biosite Diagnostics, Inc. * (Healthcare - Products)	1,530	79,453
Black Box Corp. (Telecommunications)	1,836	88,220
Black Hills Corp. (Electric)	2,142	72,828
Blockbuster, Inc. - Class A (Retail)	12,546	49,808
Blyth, Inc. (Household Products/Wares)	1,836	38,593
Bob Evans Farms, Inc. (Retail)	3,672	109,095
Boston Private Financial Holdings, Inc. (Banks)	3,366	113,737
Bowater, Inc. (Forest Products & Paper)	3,672	108,619
Bowne & Co., Inc. (Commercial Services)	5,508	91,818
Brady Corp. - Class A (Electronics)	3,060	114,628
Brandywine Realty Trust (REIT)	3,060	97,186
Briggs & Stratton Corp. (Machinery-Diversified)	3,978	140,702
Bright Horizons Family Solutions, Inc. * (Commercial Services)	1,836	71,108
Bristow Group, Inc. * (Transportation)	2,448	75,643
Brocade Communications Systems, Inc. * (Computers)	19,890	132,865
Brookline Bancorp, Inc. (Savings & Loans)	5,508	85,319
Brooks Automation, Inc. * (Semiconductors)	3,978	56,647
Brown Shoe Co., Inc. (Retail)	1,836	96,353
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	2,754	132,715
Building Materials Holding Corp. (Distribution/Wholesale)	1,836	65,435
Cabot Microelectronics Corp. * (Chemicals)	1,836	68,116
Cabot Oil & Gas Corp. (Oil & Gas)	3,366	161,332
California Water Service Group (Water)	1,836	82,712
Callaway Golf Co. (Leisure Time)	5,814	100,001
Cambrex Corp. (Biotechnology)	4,896	95,668
CARBO Ceramics, Inc. (Oil & Gas Services)	1,224	69,658
Carpenter Technology Corp. (Iron/Steel)	1,836	173,539
Carter’s, Inc. * (Apparel)	1,224	82,608
Cascade Bancorp (Banks)	3,672	108,508
Cascade Natural Gas Corp. (Gas)	3,672	72,338
Casey’s General Stores, Inc. (Retail)	5,508	125,968
Catalina Marketing Corp. (Advertising)	3,672	84,823

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cathay Bancorp, Inc. (Banks)	3,366	126,696
CEC Entertainment, Inc. * (Retail)	2,448	82,302
Centene Corp. * (Healthcare - Services)	3,060	89,260
Central Garden & Pet Co. * (Household Products/Wares)	1,836	97,565
Central Pacific Financial Corp. (Banks)	1,836	67,418
CH Energy Group, Inc. (Electric)	1,224	58,752
Champion Enterprises, Inc. * (Home Builders)	6,732	100,711
Charming Shoppes, Inc. * (Retail)	9,792	145,607
Chattem, Inc. * (Cosmetics/Personal Care)	1,836	69,125
Checkpoint Systems, Inc. * (Electronics)	5,508	148,055
Chemed Corp. (Commercial Services)	1,836	108,948
Chemical Financial Corp. (Banks)	2,142	69,208
Cheniere Energy, Inc. * (Oil & Gas)	3,060	124,144
Chiquita Brands International, Inc. (Food)	2,448	41,053
Chittenden Corp. (Banks)	3,060	88,648
Ciber, Inc. * (Computers)	11,016	70,282
CIENA Corp. * (Telecommunications)	39,474	205,659
Cimarex Energy Co. (Oil & Gas)	5,202	225,040
Cincinnati Bell, Inc. * (Telecommunications)	22,950	103,734
Citizens Banking Corp. (Banks)	3,366	90,377
City Holding Co. (Banks)	1,836	67,546
CKE Restaurants, Inc. (Retail)	5,202	90,515
Clarcor, Inc. (Miscellaneous Manufacturing)	3,366	119,830
CLECO Corp. (Electric)	3,978	88,829
Cleveland-Cliffs, Inc. (Iron/Steel)	1,530	133,294
CMGI, Inc. * (Internet)	33,966	50,270
CNET Networks, Inc. * (Internet)	11,934	169,581
Coca-Cola Bottling Co. Consolidated (Beverages)	1,836	84,456
Coeur d’Alene Mines Corp. * (Mining)	19,584	128,471
Cognex Corp. (Machinery-Diversified)	3,978	117,908
Coherent, Inc. * (Electronics)	3,060	107,437
Coldwater Creek, Inc. * (Retail)	3,978	110,588
Colonial Properties Trust (REIT)	2,142	107,378
Columbia Banking System, Inc. (Banks)	3,366	112,626
Commercial Capital Bancorp, Inc. (Savings & Loans)	3,672	51,628
Commercial Metals Co. (Metal Fabricate/Hardware)	4,284	229,151
Commercial NET Lease Realty (REIT)	3,060	71,298
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,530	52,709
Commscope, Inc. * (Telecommunications)	5,202	148,517
Community Bank System, Inc. (Banks)	3,060	68,330
Comstock Resources, Inc. * (Oil & Gas)	3,978	118,107
Comtech Telecommunications Corp. * (Telecommunications)	1,836	53,556
CONMED Corp. * (Healthcare - Products)	2,448	46,879
Consolidated Graphics, Inc. * (Commercial Services)	2,142	111,641

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Continental Airlines, Inc. - Class B * (Airlines)	3,978	107,008
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	4,896	70,209
Corinthian Colleges, Inc. * (Commercial Services)	6,120	88,128
Corn Products International, Inc. (Food)	4,590	135,727
Corporate Office Properties Trust (REIT)	2,448	111,972
Corrections Corp. of America * (Commercial Services)	3,060	138,312
Corus Bankshares, Inc. (Banks)	1,224	72,755
CoStar Group, Inc. * (Commercial Services)	1,836	95,270
Cousins Properties, Inc. (REIT)	2,142	71,607
Covanta Holding Corp. * (Energy - Alternate Sources)	3,060	51,010
Cox Radio, Inc. - Class A * (Media)	4,896	65,704
Crane Co. (Miscellaneous Manufacturing)	3,672	150,589
Credence Systems Corp. * (Semiconductors)	7,038	51,659
Cross Country Healthcare, Inc. * (Commercial Services)	4,284	82,938
CSG Systems International, Inc. * (Software)	4,590	106,763
CSK Auto Corp. * (Retail)	4,590	63,663
CTS Corp. (Electronics)	7,038	94,168
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	5,814	133,548
Cumulus Media, Inc. - Class A * (Media)	6,732	75,802
Curtiss-Wright Corp. (Aerospace/Defense)	2,142	141,800
CV Therapeutics, Inc. * (Pharmaceuticals)	3,672	81,078
CVB Financial Corp. (Banks)	5,202	88,954
Cyberonics, Inc. * (Healthcare - Products)	1,224	31,542
Cymer, Inc. * (Electronics)	3,366	152,951
Cypress Semiconductor Corp. * (Semiconductors)	9,792	165,974
Delphi Financial Group, Inc. - Class A (Insurance)	2,448	126,390
Delta & Pine Land Co. (Agriculture)	2,754	83,060
Dendrite International, Inc. * (Software)	4,590	62,654
DeVry, Inc. * (Commercial Services)	3,978	90,579
Diagnostic Products Corp. (Healthcare - Products)	1,530	72,874
Digital Insight Corp. * (Internet)	3,060	111,384
Digital River, Inc. * (Internet)	2,754	120,102
Digitas, Inc. * (Internet)	7,038	101,347
Dionex Corp. * (Electronics)	1,836	112,877
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	1,836	83,354
Doral Financial Corp. (Diversified Financial Services)	5,508	63,617
Dress Barn, Inc. * (Retail)	3,060	146,727
Drew Industries, Inc. * (Building Materials)	3,672	130,540
DRS Technologies, Inc. (Aerospace/Defense)	1,836	100,741

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
DSP Group, Inc. * (Semiconductors)	3,060	88,771
Duquesne Light Holdings, Inc. (Electric)	3,978	65,637
Dycom Industries, Inc. * (Engineering & Construction)	3,672	78,030
Eagle Materials, Inc. - Class A (Building Materials)	4,590	292,658
EarthLink, Inc. * (Internet)	9,792	93,514
EastGroup Properties, Inc. (REIT)	1,530	72,583
Eclipsys Corp. * (Software)	4,284	101,145
Education Realty Trust, Inc. (REIT)	4,896	74,909
eFunds Corp. * (Software)	3,978	102,792
EGL, Inc. * (Transportation)	3,060	137,699
El Paso Electric Co. * (Electric)	3,978	75,741
Electronics for Imaging, Inc. * (Computers)	3,978	111,265
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	3,366	78,496
ElkCorp (Building Materials)	1,836	61,965
EMCOR Group, Inc. * (Engineering & Construction)	3,672	182,351
Emmis Communications Corp. * (Media)	3,978	63,648
Empire District Electric Co. (Electric)	3,060	67,993
Emulex Corp. * (Semiconductors)	5,814	99,361
Encompass Services Corp. * (Commercial Services)	1	0
Encore Acquisition Co. * (Oil & Gas)	3,978	123,318
Energy Partners, Ltd. * (Oil & Gas)	3,366	79,370
Entegris, Inc. * (Semiconductors)	8,262	87,908
Entercom Communications Corp. (Media)	3,366	93,979
Entertainment Properties Trust (REIT)	2,142	89,921
Entravision Communications Corp. * (Media)	9,486	86,892
Enzon, Inc. * (Biotechnology)	11,628	94,187
Epicor Software Corp. * (Software)	5,508	73,972
Equinix, Inc. * (Internet)	1,530	98,257
Equity Inns, Inc. (REIT)	5,508	89,230
Equity Lifestyle Properties, Inc. (REIT)	1,836	91,341
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	1,836	92,993
Esterline Technologies Corp. * (Aerospace/Defense)	2,142	91,571
Ethan Allen Interiors, Inc. (Home Furnishings)	2,754	115,723
Euronet Worldwide, Inc. * (Commercial Services)	2,448	92,608
Exar Corp. * (Semiconductors)	7,650	109,242
Exelixis, Inc. * (Biotechnology)	10,404	124,952
F.N.B. Corp. (Banks)	4,284	73,256
FactSet Research Systems, Inc. (Computers)	2,754	122,140
Fairchild Semiconductor International, Inc. * (Semiconductors)	9,180	175,062
Federal Signal Corp. (Miscellaneous Manufacturing)	4,896	90,576
FEI Co. * (Electronics)	2,754	54,667
FelCor Lodging Trust, Inc. (REIT)	3,672	77,479
Ferro Corp. (Chemicals)	3,672	73,440

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Fidelity Bankshares, Inc. (Savings & Loans)	3,366	113,199
Filenet Corp. * (Software)	3,060	82,681
Financial Federal Corp. (Diversified Financial Services)	3,672	107,590
First BanCorp. (Banks)	2,754	34,039
First Charter Corp. (Banks)	2,754	68,024
First Citizens BancShares, Inc. - Class A (Banks)	306	59,058
First Commonwealth Financial Corp. (Banks)	4,590	67,289
First Community Bancorp - Class A (Banks)	1,530	88,220
First Financial Bancorp (Banks)	3,366	56,010
First Financial Bankshares, Inc. (Banks)	2,142	82,039
First Financial Holdings, Inc. (Savings & Loans)	2,448	77,602
First Industrial Realty Trust, Inc. (REIT)	2,448	104,505
First Merchants Corp. (Banks)	3,060	81,151
First Midwest Bancorp, Inc. (Banks)	3,060	111,904
First Niagara Financial Group, Inc. (Savings & Loans)	6,732	98,691
First Republic Bank (Banks)	1,530	57,865
FirstFed Financial Corp. * (Savings & Loans)	1,530	91,509
Fisher Communications, Inc. * (Media)	2,448	109,549
Florida East Coast Industries, Inc. (Transportation)	2,142	115,454
Flowers Foods, Inc. (Food)	2,754	81,794
Flowserve Corp. * (Machinery-Diversified)	3,672	214,224
Flushing Financial Corp. (Savings & Loans)	3,978	69,456
Formfactor, Inc. * (Semiconductors)	3,366	132,351
Forward Air Corp. (Transportation)	2,142	79,875
Fossil, Inc. * (Household Products/Wares)	3,978	73,911
Foundry Networks, Inc. * (Telecommunications)	11,322	205,607
Franklin Bank Corp. Houston * (Savings & Loans)	3,672	70,613
Franklin Electric Co., Inc. (Hand/Machine Tools)	2,448	133,783
Fremont General Corp. (Banks)	5,202	112,155
Frontier Financial Corp. (Banks)	3,978	131,433
Frontier Oil Corp. (Oil & Gas)	3,672	217,933
FTI Consulting, Inc. * (Commercial Services)	3,366	96,032
Fuller (H.B.) Co. (Chemicals)	2,754	141,391
Furniture Brands International, Inc. (Home Furnishings)	3,672	90,001
G & K Services, Inc. (Textiles)	2,142	91,121
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	2,448	97,798
GameStop Corp. (New) - Class B * (Retail)	3,366	145,815
Gardner Denver, Inc. * (Machinery-Diversified)	2,448	159,610
Gartner Group, Inc. * (Commercial Services)	6,120	85,374

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Gateway, Inc. * (Computers)	23,868	52,271
GATX Corp. (Trucking & Leasing)	2,754	113,713
Gaylord Entertainment Co. * (Lodging)	3,366	152,749
Gemstar-TV Guide International, Inc. * (Media)	15,300	47,277
GenCorp, Inc. * (Aerospace/Defense)	3,978	81,748
General Communication, Inc. - Class A * (Telecommunications)	7,038	85,089
Genesco, Inc. * (Retail)	2,448	95,203
Genesee & Wyoming, Inc. - Class A * (Transportation)	3,672	112,657
Genesis Healthcare Corp. * (Healthcare - Services)	1,224	53,783
Genesis Microchip, Inc. * (Semiconductors)	3,366	57,357
Georgia Gulf Corp. (Chemicals)	2,754	71,576
Glacier Bancorp, Inc. (Banks)	3,060	95,013
Glimcher Realty Trust (REIT)	2,142	60,833
Global Imaging Systems, Inc. * (Office/Business Equipment)	3,060	116,219
Gold Banc Corp., Inc. (Banks)	6,120	112,118
Gold Kist, Inc. * (Food)	3,366	42,546
Golden Telecom, Inc. (Telecommunications)	2,448	73,562
Granite Construction, Inc. (Engineering & Construction)	2,142	104,273
Greater Bay Bancorp (Banks)	3,672	101,861
Greif Brothers Corp. - Class A (Packaging & Containers)	1,836	125,619
Grey Wolf, Inc. * (Oil & Gas)	14,382	107,002
Griffon Corp. * (Miscellaneous Manufacturing)	3,672	91,212
Group 1 Automotive, Inc. (Retail)	3,672	174,567
Guitar Center, Inc. * (Retail)	1,836	87,577
Haemonetics Corp. * (Healthcare - Products)	1,836	93,214
Hancock Holding Co. (Banks)	2,142	99,646
Hanover Compressor Co. * (Oil & Gas Services)	6,426	119,652
Harbor Florida Bancshares, Inc. (Savings & Loans)	2,448	92,706
Harland (John H.) Co. (Household Products/Wares)	3,366	132,283
Harleysville National Corp. (Banks)	2,448	55,668
Headwaters, Inc. * (Energy - Alternate Sources)	3,060	121,758
Healthways, Inc. * (Healthcare - Services)	2,448	124,701
Heartland Express, Inc. (Transportation)	3,672	80,013
HEICO Corp. (Aerospace/Defense)	3,978	126,063
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	6,120	231,949
Hercules, Inc. * (Chemicals)	8,874	122,461
Heritage Property Investment Trust (REIT)	1,530	60,573
Herley Industries, Inc. * (Aerospace/Defense)	5,508	115,007
Hibbett Sporting Goods, Inc. * (Retail)	3,672	121,139
Highwoods Properties, Inc. (REIT)	3,060	103,214

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hilb, Rogal, & Hobbs Co. (Insurance)	2,142	88,293
Holly Corp. (Oil & Gas)	1,836	136,084
Hologic, Inc. * (Healthcare - Products)	3,060	169,371
Home Properties of New York, Inc. (REIT)	1,836	93,820
Horace Mann Educators Corp. (Insurance)	3,978	74,786
Hot Topic, Inc. * (Retail)	3,366	48,807
Houston Exploration Co. * (Oil & Gas)	2,142	112,883
Human Genome Sciences, Inc. * (Biotechnology)	9,792	106,439
Hutchinson Technology, Inc. * (Computers)	1,836	55,392
Hydril Co. * (Oil & Gas Services)	1,836	143,116
IBERIABANK Corp. (Banks)	1,224	69,242
ICOS Corp. * (Biotechnology)	5,814	128,199
IDACORP, Inc. (Electric)	3,060	99,511
IDT Corp. - Class B * (Telecommunications)	5,202	57,586
IHOP Corp. (Retail)	1,836	88,018
IKON Office Solutions, Inc. (Office/Business Equipment)	7,956	113,373
Imation Corp. (Computers)	2,448	105,044
Immucor, Inc. * (Healthcare - Products)	3,060	87,791
IMPAC Mortgage Holdings, Inc. (REIT)	4,284	41,298
Impax Laboratories, Inc. * (Pharmaceuticals)	4,284	42,797
Independent Bank Corp. - Massachusetts (Banks)	2,448	78,703
Independent Bank Corp. - Michigan (Banks)	2,448	69,646
Infinity Property & Casualty Corp. (Insurance)	2,142	89,407
Informatica Corp. * (Software)	8,262	128,474
Infospace, Inc. * (Internet)	2,448	68,422
Inland Real Estate Corp. (REIT)	3,978	64,881
Insight Enterprises, Inc. * (Retail)	5,202	114,496
Integra LifeSciences Holdings * (Biotechnology)	2,448	100,319
Integrated Device Technology, Inc. * (Semiconductors)	8,874	131,868
Interdigital Communications Corp. * (Telecommunications)	3,978	97,541
Intergraph Corp. * (Computers)	2,142	89,236
Intermagnetics General Corp. * (Electrical Components & Equipment)	4,590	114,980
Intermec Inc * (Machinery-Diversified)	3,978	121,369
Internet Security Systems, Inc. * (Internet)	3,672	88,055
Intuitive Surgical, Inc. * (Healthcare - Products)	2,448	288,865
Invacare Corp. (Healthcare - Products)	2,142	66,531
Investment Technology Group, Inc. * (Diversified Financial Services)	3,672	182,865
Itron, Inc. * (Electronics)	1,836	109,885
J2 Global Communications, Inc. * (Internet)	2,142	100,674
Jack Henry & Associates, Inc. (Computers)	6,120	139,963
Jack in the Box, Inc. * (Retail)	3,060	133,110

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Jackson Hewitt Tax Service, Inc. (Commercial Services)	3,060	96,635
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	6,426	63,168
Jarden Corp. * (Household Products/Wares)	3,060	100,521
JLG Industries, Inc. (Machinery - Construction & Mining)	6,732	207,279
Jo-Ann Stores, Inc. * (Retail)	2,448	32,950
Jones Lang LaSalle, Inc. (Real Estate)	2,142	163,948
Journal Register Co. (Media)	5,814	70,815
K-Swiss, Inc. - Class A (Apparel)	2,448	73,783
K-V Pharmaceutical Co. * (Pharmaceuticals)	4,284	103,330
Kansas City Southern Industries, Inc. * (Transportation)	5,508	136,048
Kaydon Corp. (Metal Fabricate/Hardware)	3,366	135,852
KCS Energy, Inc. * (Oil & Gas)	5,202	135,252
Keane, Inc. * (Software)	6,426	101,210
Kellwood Co. (Apparel)	4,284	134,474
Kelly Services, Inc. - Class A (Commercial Services)	4,590	124,710
KEMET Corp. * (Electronics)	11,628	110,117
Kennametal, Inc. (Hand/Machine Tools)	2,754	168,380
Kenneth Cole Productions, Inc. (Retail)	2,448	67,810
Keynote Systems, Inc. * (Internet)	7,038	80,515
KFx, Inc. * (Energy - Alternate Sources)	4,590	83,538
Kilroy Realty Corp. (REIT)	1,836	141,848
Kimball International, Inc. - Class B (Home Furnishings)	6,426	96,647
Kindred Healthcare, Inc. * (Healthcare - Services)	1,836	46,175
Kirby Corp. * (Transportation)	1,836	125,050
KNBT Bancorp, Inc. (Savings & Loans)	6,732	110,068
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	10,404	144,928
Knight Transportation, Inc. (Transportation)	4,590	90,653
Komag, Inc. * (Computers)	2,448	116,525
Kronos, Inc. * (Computers)	2,448	91,531
Kyphon, Inc. * (Healthcare - Products)	2,448	91,066
La-Z-Boy, Inc. (Home Furnishings)	4,590	78,030
Labor Ready, Inc. * (Commercial Services)	3,978	95,273
Laclede Group, Inc. (Gas)	2,448	84,260
Lakeland Financial Corp. (Banks)	3,060	143,055
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,530	64,260
Landauer, Inc. (Commercial Services)	1,224	61,469
LaSalle Hotel Properties (REIT)	2,754	112,914
Laserscope * (Healthcare - Products)	1,530	36,185
LCA-Vision, Inc. (Healthcare - Products)	1,530	76,668
Lennox International, Inc. (Building Materials)	3,672	109,646
Level 3 Communications, Inc. * (Telecommunications)	45,900	237,761

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Lexington Corporate Properties Trust (REIT)	3,672	76,561
LIFE TIME FITNESS, Inc. * (Leisure Time)	2,142	100,353
Lin TV Corp. - Class A * (Media)	5,202	46,818
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,754	148,688
Littelfuse, Inc. * (Electrical Components & Equipment)	2,448	83,550
LKQ Corp. * (Distribution/Wholesale)	3,672	76,414
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,142	118,688
Longs Drug Stores Corp. (Retail)	2,448	113,293
Longview Fibre Co. (Forest Products & Paper)	3,672	94,884
M/I Schottenstein Homes, Inc. (Home Builders)	1,224	57,528
Macdermid, Inc. (Chemicals)	2,754	88,541
Macrovision Corp. * (Entertainment)	4,284	94,891
MAF Bancorp, Inc. (Savings & Loans)	1,836	80,362
Magellan Health Services, Inc. * (Healthcare - Services)	2,448	99,071
Maguire Properties, Inc. (REIT)	2,448	89,352
Manhattan Associates, Inc. * (Computers)	3,978	87,516
Manitowoc Co. (Machinery-Diversified)	2,754	251,027
Martek Biosciences Corp. * (Biotechnology)	2,142	70,322
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	2,448	93,660
Maverick Tube Corp. * (Oil & Gas Services)	3,060	162,149
Maximus, Inc. (Commercial Services)	2,142	77,069
Maxtor Corp. * (Computers)	16,830	160,894
Maytag Corp. (Home Furnishings)	5,508	117,485
MB Financial, Inc. (Banks)	2,448	86,659
Medarex, Inc. * (Pharmaceuticals)	9,180	121,360
Media General, Inc. - Class A (Media)	1,836	85,594
Medicis Pharmaceutical Corp. – Class A (Pharmaceuticals)	3,672	119,707
Mentor Corp. (Healthcare - Products)	2,142	97,054
Mentor Graphics Corp. * (Computers)	6,426	71,007
Mercantile Bank Corp. (Banks)	1,836	71,788
Mercury Computer Systems, Inc. * (Computers)	2,448	39,658
MeriStar Hospitality Corp. * (REIT)	7,038	73,054
Methode Electronics, Inc. - Class A (Electronics)	5,508	59,982
MGE Energy, Inc. (Electric)	1,836	60,918
MGI Pharma, Inc. * (Pharmaceuticals)	5,202	91,035
Micrel, Inc. * (Semiconductors)	8,262	122,443
Micros Systems, Inc. * (Computers)	2,754	126,877
Microsemi Corp. * (Semiconductors)	4,896	142,523
MicroStrategy, Inc. - Class A * (Software)	1,224	128,875
Mid-America Apartment Communities, Inc. (REIT)	1,530	83,768
Mid-State Bancshares (Banks)	2,448	72,045
Midas, Inc. * (Commercial Services)	3,060	66,922
Midwest Banc Holdings, Inc. (Banks)	3,978	103,189
Mine Safety Appliances Co. (Environmental Control)	2,142	89,964

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Minerals Technologies, Inc. (Chemicals)	1,530	89,367
Modine Manufacturing Co. (Auto Parts & Equipment)	2,754	81,243
Monaco Coach Corp. (Home Builders)	3,672	49,205
Moneygram International, Inc. (Software)	5,814	178,606
Moog, Inc. - Class A * (Aerospace/Defense)	2,448	86,880
Movie Gallery, Inc. (Retail)	2,142	6,469
MPS Group, Inc. * (Commercial Services)	9,792	149,819
MTS Systems Corp. (Computers)	1,836	76,800
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,754	98,290
Myriad Genetics, Inc. * (Biotechnology)	4,896	127,737
Nabi Biopharmaceuticals * (Pharmaceuticals)	4,590	25,888
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	2,754	110,270
National Financial Partners (Diversified Financial Services)	2,754	155,656
National Penn Bancshares, Inc. (Banks)	3,978	84,652
National Presto Industries, Inc. (Housewares)	3,366	165,506
Nationwide Health Properties, Inc. (REIT)	3,978	85,527
Navigant Consulting Co. * (Commercial Services)	3,978	84,930
NBT Bancorp, Inc. (Banks)	3,366	78,260
NBTY, Inc. * (Pharmaceuticals)	3,672	82,693
NCI Building Systems, Inc * (Building Materials)	2,142	128,027
NCO Group, Inc. * (Commercial Services)	3,366	79,943
Nektar Therapeutics * (Biotechnology)	6,426	130,962
NetBank, Inc. (Internet)	8,874	64,248
NETGEAR, Inc. * (Telecommunications)	3,060	58,171
NetIQ Corp. * (Software)	6,120	68,238
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	3,672	236,991
New Jersey Resources Corp. (Gas)	1,836	83,079
NewAlliance Bancshares, Inc. (Savings & Loans)	10,098	145,713
Newcastle Investment Corp. (REIT)	2,754	65,876
Newpark Resources, Inc. * (Oil & Gas Services)	8,874	72,767
NGP Capital Resources Co. (Investment Companies)	7,956	108,202
NICOR, Inc. (Gas)	1,530	60,527
Nordson Corp. (Machinery-Diversified)	2,448	122,057
Northwest Natural Gas Co. (Gas)	2,142	76,020
NorthWestern Corp. (Electric)	2,142	66,702
Novastar Financial, Inc. (REIT)	1,530	51,163
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	7,344	62,718
Nu Skin Enterprises, Inc. (Retail)	3,978	69,734
Oceaneering International, Inc. * (Oil & Gas Services)	3,366	192,872

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Ohio Casualty Corp. (Insurance)	3,978	126,103
Oil States International, Inc. * (Oil & Gas Services)	3,672	135,313
Old National Bancorp (Banks)	4,590	99,328
Old Second Bancorp, Inc. (Banks)	2,448	80,368
Olin Corp. (Chemicals)	4,896	105,117
OM Group, Inc. * (Chemicals)	2,448	56,304
OMEGA Healthcare Investors, Inc. (REIT)	5,508	77,222
OmniVision Technologies, Inc. * (Semiconductors)	5,202	157,100
ON Semiconductor Corp. * (Semiconductors)	13,158	95,527
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	2,448	64,284
Openwave Systems, Inc. * (Internet)	5,814	125,466
Orbital Sciences Corp. * (Aerospace/Defense)	6,426	101,659
Otter Tail Power Co. (Electric)	2,754	79,012
Owens & Minor, Inc. (Distribution/Wholesale)	3,060	100,276
Oxford Industries, Inc. (Apparel)	1,836	93,875
P.F. Chang’s China Bistro, Inc. * (Retail)	2,448	120,662
Pacer International, Inc. (Transportation)	2,754	90,001
Pacific Capital Bancorp (Banks)	3,060	103,550
Pacific Sunwear of California, Inc. * (Retail)	5,508	122,057
Palm, Inc. * (Computers)	5,508	127,565
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	2,754	77,608
Parametric Technology Corp. * (Software)	7,956	129,921
Park Electrochemical Corp. (Electronics)	3,978	117,351
Park National Corp. (Banks)	918	97,767
Parker Drilling Co. * (Oil & Gas)	10,404	96,445
Partners Trust Financial Group, Inc. (Savings & Loans)	5,508	65,655
Payless ShoeSource, Inc. * (Retail)	4,896	112,069
Pediatrix Medical Group, Inc. * (Healthcare - Services)	1,530	157,039
Peet’s Coffee & Tea, Inc. * (Beverages)	2,142	64,260
Penn Virginia Corp. (Oil & Gas)	1,836	130,356
Pennsylvania (REIT)	2,142	94,248
Peoples Energy Corp. (Gas)	1,836	65,435
Pep Boys-Manny, Moe & Jack (Retail)	5,202	78,602
Performance Food Group Co. * (Food)	2,754	85,897
Pericom Semiconductor Corp. * (Semiconductors)	11,934	117,669
Perot Systems Corp. - Class A * (Computers)	7,344	114,273
Perrigo Co. (Pharmaceuticals)	6,426	104,808
PETCO Animal Supplies, Inc. * (Retail)	4,284	100,974
Pharmion Corp. * (Pharmaceuticals)	2,754	49,627
PHH Corp. * (Commercial Services)	3,672	98,042
Phillips-Van Heusen Corp. (Apparel)	3,060	116,923
Photronics, Inc. * (Semiconductors)	2,754	51,665
Pier 1 Imports, Inc. (Retail)	7,344	85,264
Pinnacle Entertainment, Inc. * (Entertainment)	4,284	120,680

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Plantronics, Inc. (Telecommunications)	3,978	140,941
Plexus Corp. * (Electronics)	6,120	229,929
PMC-Sierra, Inc. * (Semiconductors)	14,688	180,515
Polycom, Inc. * (Telecommunications)	7,650	165,852
PolyMedica Corp. (Healthcare - Products)	2,448	103,697
Post Properties, Inc. (REIT)	2,754	122,553
Potlatch Corp. (Forest Products & Paper)	2,142	91,763
Power Integrations, Inc. * (Semiconductors)	3,366	83,409
Powerwave Technologies, Inc. * (Telecommunications)	8,568	115,582
Premiere Global Services, Inc. * (Telecommunications)	6,120	49,266
Price Communications Corp. * (Telecommunications)	6,426	113,676
ProAssurance Corp. * (Insurance)	2,142	111,384
Progress Software Corp. * (Software)	3,060	89,015
ProQuest Co. * (Internet)	2,754	58,908
Prosperity Bancshares, Inc. (Banks)	3,366	101,687
Provident Bankshares Corp. (Banks)	2,448	89,230
Provident Financial Services, Inc. (Savings & Loans)	4,896	88,618
Provident New York Bancorp (Savings & Loans)	7,650	99,221
PS Business Parks, Inc. (REIT)	1,224	68,446
PSS World Medical, Inc. * (Healthcare - Products)	5,202	100,347
Psychiatric Solutions, Inc. * (Healthcare - Services)	3,060	101,378
Quanex Corp. (Metal Fabricate/Hardware)	1,836	122,333
Quanta Services, Inc. * (Commercial Services)	8,262	132,357
Quest Software, Inc. * (Software)	6,120	102,204
Radio One, Inc. * (Media)	7,038	52,503
RAIT Investment Trust (REIT)	2,448	69,132
Ralcorp Holdings, Inc. * (Food)	2,142	81,503
Rambus, Inc. * (Semiconductors)	6,120	240,760
RARE Hospitality International, Inc. * (Retail)	3,060	106,580
RC2 Corp. * (Toys/Games/Hobbies)	2,142	85,273
Reader’s Digest Association, Inc. (Media)	7,344	108,324
Red Robin Gourmet Burgers, Inc. * (Retail)	1,224	57,773
Redwood Trust, Inc. (REIT)	1,224	53,024
Regal-Beloit Corp. (Hand/Machine Tools)	3,672	155,215
Regis Corp. (Retail)	3,672	126,611
Reliance Steel & Aluminum Co. (Iron/Steel)	2,754	258,655
Remington Oil & Gas Corp. * (Oil & Gas)	2,754	119,028
Republic Bancorp, Inc. (Banks)	5,508	66,316
Resource America, Inc. - Class A (Holding Companies - Diversified)	2,142	42,669
Resources Connection, Inc. * (Commercial Services)	3,366	83,847
RF Micro Devices, Inc. * (Telecommunications)	16,524	142,933

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
RLI Corp. (Insurance)	1,836	105,203
Rogers Corp. * (Electronics)	1,836	100,025
RSA Security, Inc. * (Internet)	6,120	109,793
Ruby Tuesday, Inc. (Retail)	4,590	147,247
Ruddick Corp. (Food)	3,672	89,266
Russell Corp. (Apparel)	3,978	54,896
Ryan’s Restaurant Group, Inc. * (Retail)	6,426	93,177
S & T Bancorp, Inc. (Banks)	2,448	89,548
SafeNet, Inc. * (Telecommunications)	2,448	64,823
Saga Communications, Inc. * (Media)	6,732	65,098
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	3,978	65,677
Sanderson Farms, Inc. (Food)	1,530	34,272
Sandy Spring Bancorp, Inc. (Banks)	2,448	93,000
Saxon Capital, Inc. (REIT)	3,060	31,946
ScanSource, Inc. * (Distribution/Wholesale)	1,530	92,427
Scholastic Corp. * (Media)	2,754	73,697
School Specialty, Inc. * (Retail)	1,836	63,342
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,530	121,176
Select Comfort Corp. * (Retail)	3,060	121,023
Selective Insurance Group, Inc. (Insurance)	1,836	97,308
Semtech Corp. * (Semiconductors)	7,650	136,859
Senior Housing Properties Trust (REIT)	3,672	66,463
Sensient Technologies Corp. (Chemicals)	3,978	71,803
Serologicals Corp. * (Biotechnology)	4,284	104,787
SFBC International, Inc. * (Commercial Services)	1,530	37,301
Shaw Group, Inc. * (Engineering & Construction)	5,202	158,141
Shuffle Master, Inc. * (Entertainment)	3,978	142,173
Sierra Pacific Resources * (Electric)	7,956	109,873
Sigmatel, Inc. * (Semiconductors)	2,754	24,070
Silicon Image, Inc. * (Semiconductors)	7,344	75,717
Silicon Laboratories, Inc. * (Semiconductors)	3,060	168,147
Simpson Manufacturing Co., Inc. (Building Materials)	3,060	132,498
Sinclair Broadcast Group, Inc. - Class A (Media)	7,344	59,854
Skyline Corp. (Home Builders)	2,448	101,298
SkyWest, Inc. (Airlines)	3,672	107,479
Skyworks Solutions, Inc. * (Semiconductors)	11,934	81,032
Sohu.com, Inc. * (Internet)	2,448	65,337
SonoSite, Inc. * (Healthcare - Products)	1,836	74,615
Sonus Networks, Inc. * (Telecommunications)	15,300	83,844
South Jersey Industries, Inc. (Gas)	1,530	41,723
Sovran Self Storage, Inc. (REIT)	1,224	67,565
Spherion Corp. * (Commercial Services)	14,076	146,391
Spirit Finance Corp. (REIT)	5,814	70,931
St. Mary Land & Exploration Co. (Oil & Gas)	3,672	149,928

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Stage Stores, Inc. (Retail)	1,836	54,621
Standex International Corp. (Miscellaneous Manufacturing)	2,448	77,504
Steel Dynamics, Inc. (Iron/Steel)	3,060	173,594
STERIS Corp. (Healthcare - Products)	4,284	105,729
Sterling Bancshares, Inc. (Banks)	5,202	93,896
Sterling Financial Corp. - Spokane (Savings & Loans)	5,508	159,731
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	3,366	122,792
Stewart Enterprises, Inc. - Class A (Commercial Services)	10,710	61,154
Stewart Information Services Corp. (Insurance)	1,530	72,032
Stone Energy Corp. * (Oil & Gas)	2,142	94,526
Strayer Education, Inc. (Commercial Services)	1,224	125,166
Sun Communities, Inc. (REIT)	1,836	64,903
Sunrise Assisted Living, Inc. * (Healthcare - Services)	4,284	166,947
Superior Energy Services, Inc. * (Oil & Gas Services)	7,038	188,548
Superior Industries International, Inc. (Auto Parts & Equipment)	2,448	47,393
SureWest Communications (Telecommunications)	3,366	81,188
SurModics, Inc. * (Healthcare - Products)	1,224	43,281
Susquehanna Bancshares, Inc. (Banks)	2,754	70,971
SVB Financial Group * (Banks)	2,448	129,866
Swift Energy Co. * (Oil & Gas)	2,142	80,239
Sybron Dental Special, Inc. * (Healthcare - Products)	2,754	113,575
Sycamore Networks, Inc. * (Telecommunications)	24,480	115,056
Symyx Technologies, Inc. * (Chemicals)	2,754	76,396
Tanger Factory Outlet Centers, Inc. (REIT)	2,142	73,706
Taubman Centers, Inc. (REIT)	3,366	140,261
Technitrol, Inc. (Electronics)	7,038	168,771
Tekelec * (Telecommunications)	4,284	59,248
Teledyne Technologies, Inc. * (Aerospace/Defense)	2,754	98,042
Telik, Inc. * (Biotechnology)	5,814	112,559
Tennant Co. (Machinery-Diversified)	2,142	112,069
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	4,284	92,921
Tessera Technologies, Inc. * (Semiconductors)	3,060	98,165
TETRA Technologies, Inc. * (Oil & Gas Services)	4,590	215,914
Texas Capital Bancshares, Inc. * (Banks)	3,672	88,128
Texas Industries, Inc. (Building Materials)	1,530	92,550
Texas Regional Bancshares, Inc. - Class A (Banks)	3,358	99,027
The Children’s Place Retail Stores, Inc. * (Retail)	1,530	88,587
The Finish Line, Inc. - Class A (Retail)	3,672	60,404

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
The Genlyte Group, Inc. * (Building Materials)	1,530	104,254
The Medicines Co. * (Pharmaceuticals)	4,896	100,711
The Nautilus Group, Inc. (Leisure Time)	2,754	41,172
The Navigators Group, Inc. * (Insurance)	1,836	91,066
The Phoenix Cos., Inc. (Insurance)	7,650	124,695
The Sports Authority, Inc. * (Retail)	2,142	79,040
The Steak n Shake Co. * (Retail)	4,590	96,849
The Stride Rite Corp. (Apparel)	4,896	70,894
The Topps Co., Inc. (Toys/Games/Hobbies)	8,874	77,825
The Warnaco Group, Inc. * (Apparel)	4,284	102,816
Thor Industries, Inc. (Home Builders)	2,754	146,954
Thoratec Corp. * (Healthcare - Products)	3,978	76,656
THQ, Inc. * (Software)	4,590	118,835
Tibco Software, Inc. * (Internet)	15,300	127,908
Tierone Corp. (Savings & Loans)	3,978	135,053
Todco - Class A (Oil & Gas)	3,978	156,773
Too, Inc. * (Retail)	3,060	105,111
Tootsie Roll Industries, Inc. (Food)	2,197	64,319
Town & Country Trust (REIT)	2,142	86,944
Tractor Supply Co. * (Retail)	2,142	142,100
Trammell Crow Co. * (Real Estate)	2,754	98,208
Transaction Systems Architect, Inc. * (Software)	3,672	114,603
Tredegar Corp. (Miscellaneous Manufacturing)	5,202	82,764
Triarc Cos., Inc. (Retail)	4,284	74,884
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,060	166,433
Triumph Group, Inc. * (Aerospace/Defense)	2,142	94,805
TrustCo Bank Corp. NY (Banks)	6,120	74,480
Trustmark Corp. (Banks)	3,060	96,818
Trustreet Properties, Inc. (REIT)	4,284	65,074
Tuesday Morning Corp. (Retail)	2,142	49,459
Tupperware Corp. (Household Products/Wares)	4,284	88,208
U-Store-It Trust (REIT)	4,284	86,323
UCBH Holdings, Inc. (Banks)	6,426	121,580
UMB Financial Corp. (Banks)	1,224	85,962
Umpqua Holdings Corp. (Banks)	3,978	113,373
Unisource Energy Corp. (Electric)	2,448	74,664
United Auto Group, Inc. (Retail)	2,448	105,264
United Bankshares, Inc. (Banks)	2,142	81,974
United Community Banks, Inc. (Banks)	2,754	77,525
United Natural Foods, Inc. * (Food)	3,060	107,008
United Rentals, Inc. * (Commercial Services)	4,284	147,799
United Stationers, Inc. * (Distribution/Wholesale)	2,448	129,989
United Surgical Partners International, Inc. * (Healthcare - Services)	2,448	86,684
United Therapeutics Corp. * (Pharmaceuticals)	1,530	101,408
Universal Corp. (Agriculture)	1,836	67,510
URS Corp. * (Engineering & Construction)	3,060	123,165

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
USA Mobility, Inc. (Telecommunications)	2,448	69,719
USEC, Inc. (Mining)	6,120	73,746
UTStarcom, Inc. * (Telecommunications)	8,262	51,968
Vail Resorts, Inc. * (Entertainment)	2,448	93,563
Valassis Communications, Inc. * (Commercial Services)	3,672	107,847
ValueClick, Inc. * (Internet)	7,344	124,260
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,896	137,480
Varian, Inc. * (Electronics)	2,448	100,809
Ventana Medical Systems, Inc. * (Healthcare - Products)	2,142	89,471
Ventiv Health, Inc. * (Advertising)	3,978	132,149
Veritas DGC, Inc. * (Oil & Gas Services)	2,754	125,004
Vertex Pharmaceuticals, Inc. * (Biotechnology)	6,732	246,323
Viad Corp. (Commercial Services)	3,672	125,876
Viasys Healthcare, Inc. * (Healthcare - Products)	2,754	82,840
Visteon Corp. * (Auto Parts & Equipment)	8,262	38,005
W Holding Co., Inc. (Banks)	7,038	55,389
W-H Energy Services, Inc. * (Oil & Gas Services)	3,366	149,753
Wabash National Corp. (Auto Manufacturers)	3,060	60,435
Wabtec Corp. (Machinery-Diversified)	4,590	149,634
Waddell & Reed Financial, Inc. (Diversified Financial Services)	5,508	127,235
Walter Industries, Inc. (Holding Companies - Diversified)	2,448	163,085
Washington Group International, Inc. (Engineering & Construction)	1,836	105,368
Washington (REIT)	2,754	100,025
Waste Connections, Inc. * (Environmental Control)	3,978	158,364
Watsco, Inc. (Distribution/Wholesale)	2,142	152,189
Watson Wyatt & Co. Holdings (Commercial Services)	4,896	159,513
Watts Industries, Inc. - Class A (Electronics)	3,366	122,320
WCI Communities, Inc. * (Home Builders)	2,448	68,103
WD-40 Co. (Household Products/Wares)	2,142	66,081
WebEx Communications, Inc. * (Internet)	3,060	103,030
Websense, Inc. * (Internet)	4,284	118,153
Werner Enterprises, Inc. (Transportation)	3,366	61,833
Wesbanco, Inc. (Banks)	2,142	70,279
WESCO International, Inc. * (Distribution/Wholesale)	2,448	166,489
West Coast Bancorp (Banks)	3,366	94,080
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,754	95,619
Westamerica Bancorp (Banks)	2,448	127,100
WGL Holdings, Inc. (Gas)	2,448	74,468
Whiting Petroleum Corp. * (Oil & Gas)	2,142	87,801

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Wind River Systems, Inc. * (Software)	6,426	80,004
Winnebago Industries, Inc. (Home Builders)	2,754	83,556
Wintrust Financial Corp. (Banks)	2,448	142,400
Witness Systems, Inc. * (Software)	4,590	116,586
WMS Industries, Inc. * (Leisure Time)	2,142	64,474
Wolverine World Wide, Inc. (Apparel)	4,590	101,577
Woodward Governor Co. (Electronics)	2,754	91,571
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,508	110,490
Wright Express Corp. * (Commercial Services)	3,060	85,833
Wright Medical Group, Inc. * (Healthcare - Products)	2,448	48,348
Yankee Candle Co., Inc. (Household Products/Wares)	3,366	92,127
Zale Corp. * (Retail)	3,672	102,926
Zenith National Insurance Corp. (Insurance)	1,836	88,367
Zoll Medical Corp. * (Healthcare - Products)	3,060	80,600

TOTAL COMMON STOCKS (Cost $65,362,510)		76,484,691

	Principal Amount
Repurchase Agreements (27.6%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $29,568,961 (Collateralized by $29,205,000 of various U.S. Government Agency Obligations, 1.875% - 6.00%, 1/16/07-5/15/08, market value $30,151,484)	$29,558,000	29,558,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,558,000)		29,558,000

TOTAL INVESTMENT SECURITIES (Cost $94,920,510) - 99.1% of net assets		$106,042,691

Percentages indicated are based on net assets of $106,993,399.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $31,193,100)	81	$1,526,486

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $3,388,880)	44	$(62,051)

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 4/28/06 (Underlying notional amount at value $1,099,983)	1,438	$16,108

Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/2/06 (Underlying notional amount at value $1,483,474)	1,939	5,091

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	0.1%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.5%
Banks	5.9%
Beverages	0.1%
Biotechnology	1.6%
Building Materials	1.0%
Chemicals	0.9%
Commercial Services	3.8%
Computers	1.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.1%
Electric	1.1%
Electrical Components & Equipment	0.3%
Electronics	2.1%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.4%
Food	0.7%
Forest Products & Paper	0.3%
Gas	0.5%
Hand/Machine Tools	0.7%
Healthcare - Products	2.3%
Healthcare - Services	1.0%
Holding Companies - Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.5%
Household Products/Wares	0.6%
Housewares	0.2%
Insurance	1.2%
Internet	2.2%
Investment Companies	0.2%
Iron/Steel	0.7%
Leisure Time	0.3%
Lodging	0.2%
Machinery - Construction & Mining	0.3%
Machinery - Diversified	1.7%
Media	1.0%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	1.4%
Office/Business Equipment	0.2%
Oil & Gas	2.5%
Oil & Gas Services	1.9%
Packaging & Containers	0.1%
Pharmaceuticals	2.4%
Real Estate	0.2%
Real Estate Investment Trust	3.8%
Retail	4.5%
Savings & Loans	1.8%
Semiconductors	3.3%
Software	2.2%
Telecommunications	3.3%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.1%
Trucking & Leasing	0.1%
Water	0.2%
Other***	27.6%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

OTC ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (96.5%)
Activision, Inc. * (Software)	8,000	$110,320
Adobe Systems, Inc. (Software)	19,000	663,480
Altera Corp. * (Semiconductors)	16,375	337,980
Amazon.com, Inc. * (Internet)	8,875	324,026
American Power Conversion Corp. (Electrical Components & Equipment)	6,375	147,326
Amgen, Inc. * (Biotechnology)	18,375	1,336,781
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	3,500	171,325
Apollo Group, Inc. - Class A * (Commercial Services)	5,625	295,369
Apple Computer, Inc. * (Computers)	38,125	2,391,200
Applied Materials, Inc. (Semiconductors)	26,500	464,015
ATI Technologies, Inc. * (Semiconductors)	8,000	137,440
Autodesk, Inc. * (Software)	7,750	298,530
BEA Systems, Inc. * (Software)	13,250	173,973
Bed Bath & Beyond, Inc. * (Retail)	12,875	494,400
Biogen Idec, Inc. * (Biotechnology)	12,000	565,200
Biomet, Inc. (Healthcare - Products)	10,750	381,840
Broadcom Corp. - Class A * (Semiconductors)	13,625	588,055
C.H. Robinson Worldwide, Inc. (Transportation)	5,375	263,859
Cadence Design Systems, Inc. * (Computers)	9,625	177,966
CDW Corp. (Distribution/Wholesale)	2,750	161,838
Celgene Corp. * (Biotechnology)	11,000	486,420
Check Point Software Technologies, Ltd. * (Internet)	7,750	155,155
CheckFree Corp. * (Internet)	2,750	138,875
Chiron Corp. * (Biotechnology)	8,875	406,564
Cintas Corp. (Textiles)	6,500	277,030
Cisco Systems, Inc. * (Telecommunications)	70,750	1,533,152
Citrix Systems, Inc. * (Software)	6,750	255,825
Cognizant Technology Solutions Corp. * (Computers)	4,375	260,269
Comcast Corp. - Special Class A * (Media)	30,750	804,419
Comverse Technology, Inc. * (Telecommunications)	6,750	158,828
Costco Wholesale Corp. (Retail)	8,000	433,280
Dell, Inc. * (Computers)	27,875	829,560
DENTSPLY International, Inc. (Healthcare - Products)	2,375	138,106
Discovery Holding Co. - Class A * (Media)	7,625	114,375
eBay, Inc. * (Internet)	33,750	1,318,275
EchoStar Communications Corp. - Class A * (Media)	7,000	209,090
Electronic Arts, Inc. * (Software)	9,875	540,360
Expedia, Inc. * (Internet)	11,000	222,970

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Expeditors International of Washington, Inc. (Transportation)	3,375	291,566
Express Scripts, Inc. * (Pharmaceuticals)	4,250	373,575
Fastenal Co. (Distribution/Wholesale)	4,625	218,947
Fiserv, Inc. * (Software)	7,375	313,806
Flextronics International, Ltd. * (Electronics)	20,250	209,588
Garmin, Ltd. (Electronics)	3,250	258,147
Genzyme Corp. * (Biotechnology)	10,375	697,408
Gilead Sciences, Inc. * (Pharmaceuticals)	14,625	909,967
Google, Inc. - Class A * (Internet)	3,875	1,511,249
IAC/InterActiveCorp * (Internet)	10,750	316,803
Intel Corp. (Semiconductors)	66,375	1,284,355
Intuit, Inc. * (Software)	7,125	378,979
Intuitive Surgical, Inc. * (Healthcare - Products)	1,125	132,750
JDS Uniphase Corp. * (Telecommunications)	61,875	258,019
Joy Global, Inc. (Machinery - Construction & Mining)	3,875	231,609
Juniper Networks, Inc. * (Telecommunications)	11,875	227,050
KLA -Tencor Corp. (Semiconductors)	7,750	374,790
Lam Research Corp. * (Semiconductors)	4,625	198,875
Lamar Advertising Co. * (Advertising)	2,750	144,705
Liberty Global, Inc. - Class A * (Media)	7,750	158,643
Lincare Holdings, Inc. * (Healthcare - Services)	3,000	116,880
Linear Technology Corp. (Semiconductors)	13,125	460,425
Marvell Technology Group, Ltd. * (Semiconductors)	8,875	480,138
Maxim Integrated Products, Inc. (Semiconductors)	14,500	538,675
MedImmune, Inc. * (Biotechnology)	8,500	310,930
Microchip Technology, Inc. (Semiconductors)	5,750	208,725
Microsoft Corp. (Software)	114,625	3,118,945
Monster Worldwide, Inc. * (Internet)	4,375	218,138
Network Appliance, Inc. * (Computers)	12,625	454,879
NII Holdings, Inc. - Class B * (Telecommunications)	4,750	280,108
NTL, Inc. * (Telecommunications)	10,000	291,100
NVIDIA Corp. * (Semiconductors)	5,375	307,773
Oracle Corp. * (Software)	69,375	949,744
PACCAR, Inc. (Auto Manufacturers)	6,125	431,690
Patterson Cos., Inc. * (Healthcare - Products)	4,250	149,600
Patterson-UTI Energy, Inc. (Oil & Gas)	5,625	179,775
Paychex, Inc. (Commercial Services)	11,625	484,297
Petsmart, Inc. (Retail)	4,500	126,630
Pixar Animation Studios * (Software)	3,875	248,543
Qualcomm, Inc. (Telecommunications)	64,375	3,258,018

Red Hat, Inc. * (Software)	5,625	157,388
See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Research In Motion, Ltd. * (Computers)	6,000	509,280
Ross Stores, Inc. (Retail)	4,625	135,004
SanDisk Corp. * (Computers)	5,750	330,740
Sears Holdings Corp. * (Retail)	5,375	710,790
Sepracor, Inc. * (Pharmaceuticals)	3,375	164,734
Sigma-Aldrich Corp. (Chemicals)	2,125	139,804
Sirius Satellite Radio, Inc. * (Media)	46,500	236,220
Staples, Inc. (Retail)	15,750	401,940
Starbucks Corp. * (Retail)	34,250	1,289,170
Sun Microsystems, Inc. * (Computers)	48,500	248,805
Symantec Corp. * (Internet)	35,125	591,154
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	3,875	146,165
Tellabs, Inc. * (Telecommunications)	8,250	131,175
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	16,000	658,880
Urban Outfitters, Inc. * (Retail)	5,500	134,970
VeriSign, Inc. * (Internet)	7,500	179,925
Whole Foods Market, Inc. (Food)	4,375	290,675
Wynn Resorts, Ltd. * (Lodging)	3,500	268,975
Xilinx, Inc. (Semiconductors)	14,750	375,535
XM Satellite Radio Holdings, Inc. - Class A * (Media)	8,625	192,079
Yahoo!, Inc. * (Internet)	22,000	709,720

TOTAL COMMON STOCKS (Cost $34,835,844)		46,876,448

	Principal Amount
Repurchase Agreements (2.7%)
UBS, 4.45%, 4/3/06 dated 3/31/06, with a maturity value of $1,313,487 (Collateralized by $1,386,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $1,339,879)	$1,313,000	1,313,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,313,000)		1,313,000

TOTAL INVESTMENT SECURITIES (Cost $36,148,844) - 99.2% of net assets		$48,189,448

Percentages indicated are based on net assets of $48,602,019.

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2006 (Underlying face amount at value $1,894,000)	11	$27,887
Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring June 2006 (Underlying face amount at value $241,080)	7	(533)

See accompanying notes to the Schedules of Portfolio Investments.

OTC ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.3%
Auto Manufacturers	0.9%
Biotechnology	7.8%
Chemicals	0.3%
Commercial Services	1.6%
Computers	10.7%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.3%
Electronics	1.0%
Food	0.6%
Healthcare - Products	1.7%
Healthcare - Services	0.2%
Internet	11.7%
Lodging	0.6%
Machinery – Construction & Mining	0.5%
Media	3.5%
Oil & Gas	0.4%
Pharmaceuticals	4.7%
Retail	7.7%
Semiconductors	11.8%
Software	14.8%
Telecommunications	12.9%
Textiles	0.6%
Transportation	1.1%
Other **	2.7%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Large-Cap Value ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.6%)
3M Co. (Miscellaneous Manufacturing)	2,718	$205,725

Abbott Laboratories (Pharmaceuticals)	5,436	230,867
ACE, Ltd. (Insurance)	3,020	157,070
ADC Telecommunications, Inc. * (Telecommunications)	604	15,456
Advanced Micro Devices, Inc. * (Semiconductors)	3,624	120,172
Aetna, Inc. (Healthcare - Services)	3,020	148,403
AFLAC, Inc. (Insurance)	1,510	68,146
Agilent Technologies, Inc. * (Electronics)	2,416	90,720
Air Products & Chemicals, Inc. (Chemicals)	2,114	142,040
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	302	13,357
Albertson’s, Inc. (Food)	3,322	85,276
Alcoa, Inc. (Mining)	7,852	239,957
Allegheny Energy, Inc. * (Electric)	1,510	51,114
Allegheny Technologies, Inc. (Iron/Steel)	604	36,953
Allied Waste Industries, Inc. * (Environmental Control)	2,114	25,875
Allstate Corp. (Insurance)	6,040	314,744
Alltel Corp. (Telecommunications)	1,812	117,327
Altera Corp. * (Semiconductors)	1,208	24,933
Altria Group, Inc. (Agriculture)	7,248	513,593
Amerada Hess Corp. (Oil & Gas)	302	43,005
Ameren Corp. (Electric)	1,812	90,274
American Electric Power, Inc. (Electric)	3,624	123,288

American International Group, Inc. (Insurance)	9,966	658,654
American Power Conversion Corp. (Electrical Components & Equipment)	906	20,938
American Standard Cos. (Building Materials)	604	25,887
Ameriprise Financial, Inc. (Diversified Financial Services)	906	40,824
AmSouth Bancorp (Banks)	3,322	89,860
Analog Devices, Inc. (Semiconductors)	1,208	46,254

Andrew Corp. * (Telecommunications)	1,510	18,543

AON Corp. (Insurance)	3,020	125,360
Apartment Investment and Management Co. - Class A (REIT)	906	42,491
Apple Computer, Inc. * (Computers)	3,624	227,297
Applera Corp. - Applied Biosystems Group (Electronics)	604	16,393
Applied Materials, Inc. (Semiconductors)	7,550	132,201
Applied Micro Circuits Corp. * (Semiconductors)	2,718	11,062

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Archer-Daniels-Midland Co. (Agriculture)	6,040	203,246
Archstone-Smith Trust (REIT)	1,812	88,371
Ashland, Inc. (Chemicals)	604	42,932
AT&T, Inc. (Telecommunications)	35,636	963,597
Automatic Data Processing, Inc. (Software)	1,812	82,773
AutoNation, Inc. * (Retail)	1,510	32,541
Avaya, Inc. * (Telecommunications)	3,926	44,364
Avery Dennison Corp. (Household Products/Wares)	906	52,983
Avon Products, Inc. (Cosmetics/Personal Care)	1,510	47,068
Baker Hughes, Inc. (Oil & Gas Services)	1,208	82,627
Bank of America Corp. (Banks)	32,918	1,499,085
Bank of New York Co., Inc. (Banks)	6,946	250,334
Bausch & Lomb, Inc. (Healthcare - Products)	302	19,237
Baxter International, Inc. (Healthcare - Products)	2,114	82,045
BB&T Corp. (Banks)	4,832	189,414
Bear Stearns Cos., Inc. (Diversified Financial Services)	906	125,662
BellSouth Corp. (Telecommunications)	16,610	575,537
Bemis Co., Inc. (Packaging & Containers)	906	28,611
Big Lots, Inc. * (Retail)	906	12,648
Biogen Idec, Inc. * (Biotechnology)	1,812	85,346
BMC Software, Inc. * (Software)	1,208	26,165
Boeing Co. (Aerospace/Defense)	4,530	353,023
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,268	252,695
Brown-Forman Corp. (Beverages)	302	23,245
Brunswick Corp. (Leisure Time)	906	35,207
Burlington Northern Santa Fe Corp. (Transportation)	3,322	276,822
CA, Inc. (Software)	2,718	73,957
Carnival Corp. (Leisure Time)	1,510	71,529
Caterpillar, Inc. (Machinery - Construction & Mining)	6,342	455,419
CBS Corp. - Class B (Media)	3,926	94,145
CenterPoint Energy, Inc. (Electric)	2,718	32,426
CenturyTel, Inc. (Telecommunications)	1,208	47,257
ChevronTexaco Corp. (Oil & Gas)	8,758	507,701
Chubb Corp. (Insurance)	1,812	172,937
CIENA Corp. * (Telecommunications)	3,624	18,881
CIGNA Corp. (Insurance)	604	78,894
Cincinnati Financial Corp. (Insurance)	906	38,115
Cinergy Corp. (Electric)	1,812	82,283
Circuit City Stores, Inc. (Retail)	1,510	36,965
CIT Group, Inc. (Diversified Financial Services)	1,812	96,978
Citigroup, Inc. (Diversified Financial Services)	46,206	2,182,772
Citizens Communications Co. (Telecommunications)	3,020	40,075

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
CMS Energy Corp. * (Electric)	2,114	27,376
Coca-Cola Co. (Beverages)	8,456	354,052
Coca-Cola Enterprises, Inc. (Beverages)	2,718	55,284

Comcast Corp. - Special Class A * (Media)	19,932	521,422
Comerica, Inc. (Banks)	1,510	87,535
Compass Bancshares, Inc. (Banks)	1,208	61,137
Computer Sciences Corp. * (Computers)	1,812	100,657
Compuware Corp. * (Software)	2,416	18,917
Comverse Technology, Inc. * (Telecommunications)	906	21,318
ConAgra Foods, Inc. (Food)	4,832	103,695
ConocoPhillips (Oil & Gas)	12,684	800,995
Consolidated Edison, Inc. (Electric)	2,114	91,959
Constellation Brands, Inc. * (Beverages)	1,812	45,391
Constellation Energy Group, Inc. (Electric)	1,510	82,612
Convergys Corp. * (Commercial Services)	604	10,999
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	906	78,731
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	604	8,661
Corning, Inc. * (Telecommunications)	8,456	227,551
Costco Wholesale Corp. (Retail)	4,228	228,987
CSX Corp. (Transportation)	2,114	126,417
Cummins, Inc. (Machinery-Diversified)	302	31,740

CVS Corp. (Retail)	7,550	225,518
Deere & Co. (Machinery-Diversified)	2,114	167,112
Dillards, Inc. - Class A (Retail)	604	15,728
Dollar General Corp. (Retail)	906	16,009
Dominion Resources, Inc. (Electric)	3,020	208,471
Dover Corp. (Miscellaneous Manufacturing)	1,812	87,991
DTE Energy Co. (Electric)	1,510	60,536
Du Pont (Chemicals)	8,456	356,927
Duke Energy Corp. (Electric)	8,456	246,491
Dynegy, Inc. - Class A * (Pipelines)	2,718	13,046
E*TRADE Financial Corp. * (Diversified Financial Services)	1,510	40,740
Eastman Chemical Co. (Chemicals)	604	30,913
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,718	77,300
Eaton Corp. (Miscellaneous Manufacturing)	1,208	88,148
Edison International (Electric)	1,510	62,182
El Paso Corp. (Pipelines)	6,040	72,782
Electronic Data Systems Corp. (Computers)	4,832	129,643
EMC Corp. * (Computers)	11,778	160,534
Emerson Electric Co. (Electrical Components & Equipment)	3,624	303,075
Engelhard Corp. (Chemicals)	1,208	47,849
Entergy Corp. (Electric)	1,812	124,919
Equity Office Properties Trust (REIT)	3,624	121,694
Equity Residential Properties Trust (REIT)	2,718	127,176

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Exelon Corp. (Electric)	2,416	127,806
Exxon Mobil Corp. (Oil & Gas)	20,536	1,249,820
Family Dollar Stores, Inc. (Retail)	604	16,066
Fannie Mae (Diversified Financial Services)	4,530	232,842
Federated Department Stores, Inc. (Retail)	2,416	176,368
FedEx Corp. (Transportation)	1,510	170,539
Fifth Third Bancorp (Banks)	2,416	95,094
First Horizon National Corp. (Banks)	1,208	50,313
FirstEnergy Corp. (Electric)	3,020	147,678
Fluor Corp. (Engineering & Construction)	906	77,735
Ford Motor Co. (Auto Manufacturers)	16,912	134,620
FPL Group, Inc. (Electric)	3,624	145,467
Franklin Resources, Inc. (Diversified Financial Services)	604	56,921
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	906	54,152
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	2,114	58,706
Gannett Co., Inc. (Media)	906	54,288
Gateway, Inc. * (Computers)	2,416	5,291
General Electric Co. (Miscellaneous Manufacturing)	50,132	1,743,591
General Motors Corp. (Auto Manufacturers)	5,134	109,200
Genuine Parts Co. (Distribution/Wholesale)	1,510	66,183
Genworth Financial, Inc. - Class A (Diversified Financial Services)	3,322	111,054
Genzyme Corp. * (Biotechnology)	906	60,901
Goodrich Corp. (Aerospace/Defense)	1,208	52,681
Halliburton Co. (Oil & Gas Services)	3,020	220,520
Harrah’s Entertainment, Inc. (Lodging)	604	47,088
Hartford Financial Services Group, Inc. (Insurance)	2,718	218,935
Hasbro, Inc. (Toys/Games/Hobbies)	1,510	31,861
HCA, Inc. (Healthcare - Services)	1,812	82,971
Heinz (H.J.) Co. (Food)	1,812	68,711
Hercules, Inc. * (Chemicals)	906	12,503
Hewlett-Packard Co. (Computers)	26,274	864,414
Hilton Hotels Corp. (Lodging)	1,510	38,445
Honeywell International, Inc. (Miscellaneous Manufacturing)	7,550	322,914
Huntington Bancshares, Inc. (Banks)	2,114	51,011
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	906	87,257
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	3,020	126,206
Intel Corp. (Semiconductors)	26,274	508,401
International Flavors & Fragrances, Inc. (Chemicals)	302	10,365
International Paper Co. (Forest Products & Paper)	4,530	156,602
Interpublic Group of Cos., Inc. * (Advertising)	2,416	23,097
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,114	127,707
J.P. Morgan Chase & Co. (Diversified Financial Services)	32,012	1,332,980

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
JDS Uniphase Corp. * (Telecommunications)	9,664	40,299
Jefferson-Pilot Corp. (Insurance)	1,208	67,576
Johnson Controls, Inc. (Auto Parts & Equipment)	1,812	137,586
Jones Apparel Group, Inc. (Apparel)	1,208	42,727
KB Home (Home Builders)	302	19,624
Kerr-McGee Corp. (Oil & Gas)	604	57,670
KeyCorp (Banks)	3,624	133,363
KeySpan Corp. (Gas)	1,510	61,714
Kimberly-Clark Corp. (Household Products/Wares)	1,812	104,733
Kinder Morgan, Inc. (Pipelines)	604	55,562
KLA -Tencor Corp. (Semiconductors)	906	43,814
Knight-Ridder, Inc. (Media)	302	19,089
Kroger Co. * (Food)	3,020	61,487
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,812	44,158
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,510	218,240
Limited, Inc. (Retail)	3,322	81,256
Lincoln National Corp. (Insurance)	1,510	82,431
Lockheed Martin Corp. (Aerospace/Defense)	3,322	249,582
Loews Corp. (Insurance)	1,208	122,250
Louisiana-Pacific Corp. (Forest Products & Paper)	906	24,643
LSI Logic Corp. * (Semiconductors)	2,416	27,929
Lucent Technologies, Inc. * (Telecommunications)	26,878	81,978
M&T Bank Corp. (Banks)	302	34,470
Marathon Oil Corp. (Oil & Gas)	3,322	253,037
Marriott International, Inc. - Class A (Lodging)	906	62,151
Marsh & McLennan Cos., Inc. (Insurance)	2,114	62,067
Marshall & Ilsley Corp. (Banks)	906	39,483
Masco Corp. (Building Materials)	3,926	127,556
Mattel, Inc. (Toys/Games/Hobbies)	3,624	65,703
MBIA, Inc. (Insurance)	604	36,319
McDonald’s Corp. (Retail)	5,436	186,781
McGraw-Hill Cos., Inc. (Media)	1,510	87,006
McKesson Corp. (Commercial Services)	2,718	141,689
MeadWestvaco Corp. (Forest Products & Paper)	1,510	41,238
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,208	69,122
Mellon Financial Corp. (Banks)	2,416	86,010
Merck & Co., Inc. (Pharmaceuticals)	10,872	383,021
Meredith Corp. (Media)	302	16,849
Merrill Lynch & Co., Inc. (Diversified Financial Services)	8,456	665,995
MetLife, Inc. (Insurance)	6,946	335,978
Micron Technology, Inc. * (Semiconductors)	5,738	84,463
Molex, Inc. (Electrical Components & Equipment)	906	30,079
Molson Coors Brewing Co. - Class B (Beverages)	604	41,446

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Monsanto Co. (Agriculture)	1,510	127,973
Monster Worldwide, Inc. * (Internet)	604	30,115
Moody’s Corp. (Commercial Services)	1,208	86,324
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,966	626,064
Motorola, Inc. (Telecommunications)	15,704	359,779
Murphy Oil Corp. (Oil & Gas)	604	30,091
National City Corp. (Banks)	5,134	179,177
National Semiconductor Corp. (Semiconductors)	1,812	50,446
National-Oilwell Varco, Inc. * (Oil & Gas Services)	604	38,728
Navistar International Corp. * (Auto Manufacturers)	604	16,658
NCR Corp. * (Computers)	906	37,862
Newell Rubbermaid, Inc. (Housewares)	2,416	60,859

Newmont Mining Corp. (Mining)	1,208	62,683
News Corp. - Class A (Media)	22,348	371,200
NICOR, Inc. (Gas)	302	11,947
NiSource, Inc. (Electric)	2,416	48,852
Noble Corp. (Oil & Gas)	302	24,492
Nordstrom, Inc. (Retail)	2,114	82,827
Norfolk Southern Corp. (Transportation)	3,624	195,950
North Fork Bancorp, Inc. (Banks)	4,228	121,893
Northern Trust Corp. (Banks)	906	47,565
Northrop Grumman Corp. (Aerospace/Defense)	3,322	226,859
Novell, Inc. * (Software)	3,624	27,832
Novellus Systems, Inc. * (Semiconductors)	604	14,496
Nucor Corp. (Iron/Steel)	1,510	158,233
Occidental Petroleum Corp. (Oil & Gas)	1,208	111,921
Office Depot, Inc. * (Retail)	1,208	44,986
OfficeMax, Inc. (Retail)	604	18,223
PACCAR, Inc. (Auto Manufacturers)	1,510	106,425
Pactiv Corp. * (Packaging & Containers)	604	14,822
Pall Corp. (Miscellaneous Manufacturing)	604	18,839
Parametric Technology Corp. * (Software)	604	9,863
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,208	97,377
Peoples Energy Corp. (Gas)	302	10,763
PerkinElmer, Inc. (Electronics)	1,208	28,352
PG&E Corp. (Electric)	3,020	117,478
Phelps Dodge Corp. (Mining)	1,812	145,920
Pinnacle West Capital Corp. (Electric)	906	35,425
Pitney Bowes, Inc. (Office/Business Equipment)	906	38,895
Plum Creek Timber Co., Inc. (Forest Products & Paper)	906	33,459
PMC-Sierra, Inc. * (Semiconductors)	906	11,135
PNC Financial Services Group (Banks)	2,718	182,949

PPG Industries, Inc. (Chemicals)	1,510	95,659

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
PPL Corp. (Electric)	3,322	97,667
Praxair, Inc. (Chemicals)	1,208	66,621
Principal Financial Group, Inc. (Insurance)	2,416	117,901
Progress Energy, Inc. (Electric)	2,416	106,256
Prologis (REIT)	1,510	80,785
Prudential Financial, Inc. (Insurance)	2,114	160,262
Public Service Enterprise Group, Inc. (Electric)	2,416	154,721
Public Storage, Inc. (REIT)	302	24,531
Pulte Homes, Inc. (Home Builders)	1,812	69,617
Qualcomm, Inc. (Telecommunications)	6,040	305,684
Qwest Communications International, Inc. * (Telecommunications)	14,194	96,519
R.R. Donnelley & Sons Co. (Commercial Services)	2,114	69,170
Raytheon Co. (Aerospace/Defense)	3,926	179,968
Regions Financial Corp. (Banks)	4,228	148,699
Reynolds American, Inc. (Agriculture)	906	95,583
Robert Half International, Inc. (Commercial Services)	604	23,320
Rockwell International Corp. (Machinery-Diversified)	906	65,150
Rohm & Haas Co. (Chemicals)	1,208	59,035
Rowan Cos., Inc. (Oil & Gas)	604	26,552
Ryder System, Inc. (Transportation)	604	27,047
Sabre Holdings Corp. (Leisure Time)	1,208	28,424
SAFECO Corp. (Insurance)	1,208	60,654
Safeway, Inc. (Food)	4,228	106,207
Sanmina-SCI Corp. * (Electronics)	4,832	19,811
Sara Lee Corp. (Food)	3,322	59,397
Schlumberger, Ltd. (Oil & Gas Services)	3,322	420,466
Schwab (Diversified Financial Services)	4,832	83,159

Sealed Air Corp. (Packaging & Containers)	604	34,954
Sempra Energy (Gas)	2,416	112,247
Sherwin-Williams Co. (Chemicals)	604	29,862
Simon Property Group, Inc. (REIT)	906	76,231
Snap-on, Inc. (Hand/Machine Tools)	604	23,024
Solectron Corp. * (Electronics)	8,456	33,824
Southern Co. (Electric)	6,644	217,724
Southwest Airlines Co. (Airlines)	3,624	65,196
Sovereign Bancorp, Inc. (Savings & Loans)	3,322	72,785
Sprint Corp. (Telecommunications)	26,878	694,528
St. Paul Cos., Inc. (Insurance)	6,342	265,032
Staples, Inc. (Retail)	2,718	69,363
State Street Corp. (Banks)	1,208	72,999
Sun Microsystems, Inc. * (Computers)	31,106	159,574
Sunoco, Inc. (Oil & Gas)	1,208	93,705
SunTrust Banks, Inc. (Banks)	3,322	241,709
SuperValu, Inc. (Food)	1,208	37,231
Symbol Technologies, Inc. (Electronics)	2,416	25,561
Synovus Financial Corp. (Banks)	1,510	40,906
T. Rowe Price Group, Inc. (Diversified Financial Services)	604	47,239
TECO Energy, Inc. (Electric)	1,812	29,209
Tektronix, Inc. (Electronics)	604	21,569

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Tellabs, Inc. * (Telecommunications)	4,228	67,225
Temple-Inland, Inc. (Forest Products & Paper)	906	40,362
Tenet Healthcare Corp. * (Healthcare - Services)	4,228	31,203
Teradyne, Inc. * (Semiconductors)	1,812	28,104
Texas Instruments, Inc. (Semiconductors)	7,248	235,343
Textron, Inc. (Miscellaneous Manufacturing)	1,208	112,815
The AES Corp. * (Electric)	3,020	51,521
The Dow Chemical Co. (Chemicals)	8,758	355,574
The E.W. Scripps Co. - Class A (Media)	302	13,502
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	302	11,231
The Gap, Inc. (Retail)	2,114	39,490
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,228	663,627
The Hershey Co. (Food)	604	31,547
The New York Times Co. - Class A (Media)	604	15,287
The Pepsi Bottling Group, Inc. (Beverages)	604	18,356
The Stanley Works (Hand/Machine Tools)	604	30,599
Thermo Electron Corp. * (Electronics)	906	33,604
Time Warner, Inc. (Media)	19,630	329,588
Torchmark Corp. (Insurance)	604	34,488
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,812	145,504
Tribune Co. (Media)	2,416	66,271
Tronox, Inc. - Class B * (Chemicals)	123	2,090
TXU Corp. (Electric)	2,718	121,658
Tyco International, Ltd. (Miscellaneous Manufacturing)	18,422	495,183
Tyson Foods, Inc. - Class A (Food)	2,416	33,196
U.S. Bancorp (Banks)	16,610	506,605
Union Pacific Corp. (Transportation)	2,416	225,534
Unisys Corp. * (Computers)	3,020	20,808
United Parcel Service, Inc. - Class B (Transportation)	3,624	287,673
United States Steel Corp. (Iron/Steel)	906	54,976
United Technologies Corp. (Aerospace/Defense)	9,362	542,715
UnumProvident Corp. (Insurance)	2,718	55,665
V. F. Corp. (Apparel)	906	51,551
Verizon Communications, Inc. (Telecommunications)	26,576	905,179
Viacom, Inc. - Class B * (Media)	5,134	199,199
Vornado Realty Trust (REIT)	604	57,984
Vulcan Materials Co. (Building Materials)	604	52,337
W.W. Grainger, Inc. (Distribution/Wholesale)	302	22,756
Wachovia Corp. (Banks)	14,194	795,574
Walt Disney Co. (Media)	17,516	488,521
Washington Mutual, Inc. (Savings & Loans)	9,060	386,137
Waste Management, Inc. (Environmental Control)	2,416	85,285

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Weatherford International, Ltd. * (Oil & Gas Services)	1,510	69,083
WellPoint, Inc. * (Healthcare - Services)	5,738	444,293
Wells Fargo & Co. (Banks)	15,402	983,726
Weyerhaeuser Co. (Forest Products & Paper)	2,114	153,117
Whirlpool Corp. (Home Furnishings)	604	55,248
Williams Cos., Inc. (Pipelines)	5,134	109,817
Xcel Energy, Inc. (Electric)	3,624	65,776
Xerox Corp. * (Office/Business Equipment)	8,758	133,121
Xilinx, Inc. (Semiconductors)	1,510	38,445
XL Capital, Ltd. - Class A (Insurance)	1,510	96,806
Zions Bancorp (Banks)	604	49,969

TOTAL COMMON STOCKS (Cost $45,929,550)		52,972,011

TOTAL INVESTMENT SECURITIES (Cost $45,929,550) - 99.6% of net assets		$52,972,011

Percentages indicated are based on net assets of $53,171,812.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $130,400)	2	$2,218

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	NM
Aerospace/Defense	3.0%
Agriculture	1.8%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.7%
Auto Parts & Equipment	0.3%
Banks	11.3%
Beverages	1.0%
Biotechnology	0.3%
Building Materials	0.4%
Chemicals	2.4%
Commercial Services	0.6%
Computers	3.2%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	12.2%
Electric	5.2%
Electrical Components & Equipment	0.7%
Electronics	0.5%
Engineering & Construction	0.1%
Environmental Control	0.2%
Food	1.1%
Forest Products & Paper	0.8%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare-Products	0.2%
Healthcare-Services	1.3%
Home Builders	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	6.3%
Internet	0.1%
Iron/Steel	0.5%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.9%
Machinery-Diversified	0.5%
Media	4.3%
Mining	0.9%
Miscellaneous Manufacturing	6.6%
Office/Business Equipment	0.3%
Oil & Gas	6.2%
Oil & Gas Services	1.6%
Packaging & Containers	0.1%
Pharmaceuticals	1.8%
Pipelines	0.5%
Real Estate Investment Trust	1.2%
Retail	2.7%
Savings & Loans	0.9%
Semiconductors	2.7%
Software	0.5%
Telecommunications	8.6%
Toys/Games/Hobbies	0.2%
Transportation	2.5%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Large-Cap Growth ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (97.9%)
3M Co. (Miscellaneous Manufacturing)	583	$44,127

Abbott Laboratories (Pharmaceuticals)	1,272	54,022
ADC Telecommunications, Inc. * (Telecommunications)	53	1,356
Adobe Systems, Inc. (Software)	795	27,761
Aetna, Inc. (Healthcare - Services)	318	15,627
Affiliated Computer Services, Inc. - Class A * (Computers)	159	9,486
AFLAC, Inc. (Insurance)	424	19,135
Agilent Technologies, Inc. * (Electronics)	212	7,961
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	53	2,344
Allegheny Technologies, Inc. (Iron/Steel)	53	3,243
Allergan, Inc. (Pharmaceuticals)	159	17,252
Alltel Corp. (Telecommunications)	212	13,727
Altera Corp. * (Semiconductors)	318	6,564
Altria Group, Inc. (Agriculture)	1,696	120,178
Amazon.com, Inc. * (Internet)	424	15,480
Ambac Financial Group, Inc. (Insurance)	159	12,656
Amerada Hess Corp. (Oil & Gas)	53	7,547
American Express Co. (Diversified Financial Services)	1,643	86,340
American International Group, Inc. (Insurance)	2,014	133,105
American Power Conversion Corp. (Electrical Components & Equipment)	106	2,449
American Standard Cos. (Building Materials)	159	6,815
Ameriprise Financial, Inc. (Diversified Financial Services)	212	9,553
AmerisourceBergen Corp. (Pharmaceuticals)	318	15,350
Amgen, Inc. * (Biotechnology)	1,643	119,529
Anadarko Petroleum Corp. (Oil & Gas)	318	32,121

Analog Devices, Inc. (Semiconductors)	318	12,176

Anheuser-Busch Cos., Inc. (Beverages)	1,007	43,069

Apache Corp. (Oil & Gas)	424	27,776
Apollo Group, Inc. - Class A * (Commercial Services)	212	11,132
Apple Computer, Inc. * (Computers)	583	36,566
Applera Corp. - Applied Biosystems Group (Electronics)	159	4,315
Applied Materials, Inc. (Semiconductors)	1,007	17,633
Autodesk, Inc. * (Software)	318	12,249
Automatic Data Processing, Inc. (Software)	477	21,789

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
AutoZone, Inc. * (Retail)	53	5,284
Avon Products, Inc. (Cosmetics/Personal Care)	371	11,564
Baker Hughes, Inc. (Oil & Gas Services)	318	21,751
Ball Corp. (Packaging & Containers)	159	6,969
Bank of America Corp. (Banks)	1,431	65,168
Bard (C.R.), Inc. (Healthcare - Products)	159	10,782
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	159	10,014
Bausch & Lomb, Inc. (Healthcare - Products)	53	3,376
Baxter International, Inc. (Healthcare - Products)	530	20,569
Becton, Dickinson & Co. (Healthcare - Products)	318	19,582
Bed Bath & Beyond, Inc. * (Retail)	371	14,246
Best Buy Co., Inc. (Retail)	530	29,643
Biogen Idec, Inc. * (Biotechnology)	212	9,985
Biomet, Inc. (Healthcare - Products)	318	11,295
BJ Services Co. (Oil & Gas Services)	424	14,670
Black & Decker Corp. (Hand/Machine Tools)	106	9,210
BMC Software, Inc. * (Software)	106	2,296
Boeing Co. (Aerospace/Defense)	424	33,042
Boston Scientific Corp. * (Healthcare - Products)	795	18,325
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,113	27,391
Broadcom Corp. - Class A * (Semiconductors)	530	22,875
Brown-Forman Corp. (Beverages)	53	4,079
CA, Inc. (Software)	212	5,769
Campbell Soup Co. (Food)	265	8,586
Capital One Financial Corp. (Diversified Financial Services)	371	29,873
Cardinal Health, Inc. (Pharmaceuticals)	583	43,445

Caremark Rx, Inc. * (Pharmaceuticals)	583	28,672
Carnival Corp. (Leisure Time)	371	17,574
CBS Corp. - Class B (Media)	424	10,168
Cendant Corp. (Commercial Services)	1,378	23,908
Centex Corp. (Home Builders)	159	9,856
Chesapeake Energy Corp. (Oil & Gas)	477	14,983
ChevronTexaco Corp. (Oil & Gas)	1,696	98,317
Chiron Corp. * (Biotechnology)	159	7,284
CIENA Corp. * (Telecommunications)	212	1,105
CIGNA Corp. (Insurance)	106	13,846
Cincinnati Financial Corp. (Insurance)	106	4,459
Cintas Corp. (Textiles)	159	6,777
Cisco Systems, Inc. * (Telecommunications)	8,162	176,871
Citrix Systems, Inc. * (Software)	212	8,035
Clear Channel Communications, Inc. (Media)	742	21,525
Clorox Co. (Household Products/Wares)	212	12,688
Coach, Inc. * (Apparel)	530	18,327

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Coca-Cola Co. (Beverages)	1,484	62,135
Colgate-Palmolive Co. (Cosmetics/Personal Care)	689	39,342
Compuware Corp. * (Software)	159	1,245
Comverse Technology, Inc. * (Telecommunications)	106	2,494
Convergys Corp. * (Commercial Services)	53	965
Corning, Inc. * (Telecommunications)	795	21,393
Countrywide Credit Industries, Inc. (Diversified Financial Services)	795	29,177
Coventry Health Care, Inc. * (Healthcare - Services)	212	11,444
D.R. Horton, Inc. (Home Builders)	371	12,325
Danaher Corp. (Miscellaneous Manufacturing)	318	20,209
Darden Restaurants, Inc. (Retail)	159	6,524
Dell, Inc. * (Computers)	3,127	93,060
Devon Energy Corp. (Oil & Gas)	583	35,662
Dollar General Corp. (Retail)	265	4,683
Dow Jones & Co., Inc. (Media)	53	2,083
E*TRADE Financial Corp. * (Diversified Financial Services)	318	8,580
eBay, Inc. * (Internet)	1,537	60,035
Ecolab, Inc. (Chemicals)	265	10,123
Edison International (Electric)	212	8,730
Electronic Arts, Inc. * (Software)	424	23,201
Eli Lilly & Co. (Pharmaceuticals)	1,484	82,064
EMC Corp. * (Computers)	1,431	19,505
EOG Resources, Inc. (Oil & Gas)	318	22,896
Equifax, Inc. (Commercial Services)	159	5,921
Exelon Corp. (Electric)	530	28,038
Express Scripts, Inc. * (Pharmaceuticals)	212	18,635
Exxon Mobil Corp. (Oil & Gas)	5,300	322,558
Family Dollar Stores, Inc. (Retail)	106	2,820
Fannie Mae (Diversified Financial Services)	636	32,690
Federated Investors, Inc. - Class B (Diversified Financial Services)	106	4,139
FedEx Corp. (Transportation)	159	17,957
Fifth Third Bancorp (Banks)	371	14,603
First Data Corp. (Software)	1,007	47,148
Fiserv, Inc. * (Software)	265	11,276
Fisher Scientific International, Inc. * (Electronics)	159	10,819
Forest Laboratories, Inc. * (Pharmaceuticals)	424	18,923
Fortune Brands, Inc. (Household Products/Wares)	212	17,094
Franklin Resources, Inc. (Diversified Financial Services)	106	9,989
Freddie Mac (Diversified Financial Services)	901	54,961
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	106	6,336
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	212	5,887
Gannett Co., Inc. (Media)	159	9,527
General Dynamics Corp. (Aerospace/Defense)	530	33,910

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
General Electric Co. (Miscellaneous Manufacturing)	6,731	234,104
General Mills, Inc. (Food)	477	24,174
Genzyme Corp. * (Biotechnology)	212	14,251
Gilead Sciences, Inc. * (Pharmaceuticals)	583	36,274
Golden West Financial Corp. (Savings & Loans)	318	21,592
Guidant Corp. (Healthcare - Products)	424	33,097
H & R Block, Inc. (Commercial Services)	424	9,180
Halliburton Co. (Oil & Gas Services)	212	15,480
Harley-Davidson, Inc. (Leisure Time)	371	19,248
Harman International Industries, Inc. (Home Furnishings)	106	11,780
Harrah’s Entertainment, Inc. (Lodging)	159	12,396
HCA, Inc. (Healthcare - Services)	318	14,561
Health Management Associates, Inc. - Class A (Healthcare - Services)	318	6,859
Heinz (H.J.) Co. (Food)	212	8,039
Hilton Hotels Corp. (Lodging)	212	5,398
Home Depot, Inc. (Retail)	2,809	118,821
Hospira, Inc. * (Pharmaceuticals)	212	8,366
Humana, Inc. * (Healthcare - Services)	212	11,162
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	106	10,209
IMS Health, Inc. (Software)	318	8,195
Intel Corp. (Semiconductors)	4,134	79,992
International Business Machines Corp. (Computers)	2,067	170,465
International Flavors & Fragrances, Inc. (Chemicals)	53	1,819
International Game Technology (Entertainment)	424	14,933
Interpublic Group of Cos., Inc. * (Advertising)	212	2,027
Intuit, Inc. * (Software)	212	11,276
ITT Industries, Inc. (Miscellaneous Manufacturing)	212	11,919
Jabil Circuit, Inc. * (Electronics)	212	9,086
Janus Capital Group, Inc. (Diversified Financial Services)	265	6,140
JDS Uniphase Corp. * (Telecommunications)	795	3,315
Johnson & Johnson (Healthcare - Products)	3,922	232,261
KB Home (Home Builders)	53	3,444
Kellogg Co. (Food)	318	14,005
Kerr-McGee Corp. (Oil & Gas)	53	5,060
Kimberly-Clark Corp. (Household Products/Wares)	318	18,380
Kinder Morgan, Inc. (Pipelines)	53	4,875
King Pharmaceuticals, Inc. * (Pharmaceuticals)	318	5,486
KLA -Tencor Corp. (Semiconductors)	159	7,689
Knight-Ridder, Inc. (Media)	53	3,350
Kohls Corp. * (Retail)	477	25,286
Kroger Co. * (Food)	530	10,791
L-3 Communications Holdings, Inc. (Aerospace/Defense)	159	13,641

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Laboratory Corp. of America Holdings * (Healthcare - Services)	159	9,298
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	159	22,980
Lennar Corp. - Class A (Home Builders)	159	9,600
Lexmark International, Inc. - Class A * (Computers)	159	7,215
Linear Technology Corp. (Semiconductors)	424	14,874
Liz Claiborne, Inc. (Apparel)	159	6,516
Lowe’s Cos., Inc. (Retail)	1,060	68,306
LSI Logic Corp. * (Semiconductors)	159	1,838
Lucent Technologies, Inc. * (Telecommunications)	2,014	6,143
M&T Bank Corp. (Banks)	53	6,049
Manor Care, Inc. (Healthcare - Services)	106	4,701
Marriott International, Inc. - Class A (Lodging)	106	7,272
Marsh & McLennan Cos., Inc. (Insurance)	424	12,449
Marshall & Ilsley Corp. (Banks)	106	4,619
Maxim Integrated Products, Inc. (Semiconductors)	424	15,752
MBIA, Inc. (Insurance)	106	6,374
McCormick & Co., Inc. (Food)	159	5,384
McDonald’s Corp. (Retail)	901	30,958
McGraw-Hill Cos., Inc. (Media)	265	15,269
Medco Health Solutions, Inc. * (Pharmaceuticals)	212	12,131
MedImmune, Inc. * (Biotechnology)	318	11,632
Medtronic, Inc. (Healthcare - Products)	1,590	80,693

Mellon Financial Corp. (Banks)	212	7,547
Merck & Co., Inc. (Pharmaceuticals)	1,325	46,680
Meredith Corp. (Media)	53	2,957
MGIC Investment Corp. (Insurance)	106	7,063
Microsoft Corp. (Software)	12,137	330,248
Millipore Corp. * (Biotechnology)	53	3,872
Molex, Inc. (Electrical Components & Equipment)	53	1,760
Monsanto Co. (Agriculture)	106	8,984
Monster Worldwide, Inc. * (Internet)	53	2,643
Moody’s Corp. (Commercial Services)	159	11,362
Motorola, Inc. (Telecommunications)	1,007	23,070
Murphy Oil Corp. (Oil & Gas)	106	5,281
Mylan Laboratories, Inc. (Pharmaceuticals)	265	6,201
Nabors Industries, Ltd. * (Oil & Gas)	212	15,175
National Semiconductor Corp. (Semiconductors)	212	5,902
National-Oilwell Varco, Inc. * (Oil & Gas Services)	159	10,195
NCR Corp. * (Computers)	106	4,430
Network Appliance, Inc. * (Computers)	477	17,186

Newmont Mining Corp. (Mining)	371	19,251
NIKE, Inc. - Class B (Apparel)	265	22,552

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Noble Corp. (Oil & Gas)	106	8,597
Northern Trust Corp. (Banks)	106	5,565
Novellus Systems, Inc. * (Semiconductors)	53	1,272
NVIDIA Corp. * (Semiconductors)	212	12,139
Occidental Petroleum Corp. (Oil & Gas)	371	34,373
Office Depot, Inc. * (Retail)	265	9,869
Omnicom Group, Inc. (Advertising)	265	22,061
Oracle Corp. * (Software)	4,982	68,204
Pactiv Corp. * (Packaging & Containers)	106	2,601
Pall Corp. (Miscellaneous Manufacturing)	106	3,306
Parametric Technology Corp. * (Software)	53	865
Patterson Cos., Inc. * (Healthcare - Products)	159	5,597
Paychex, Inc. (Commercial Services)	424	17,664
PepsiCo, Inc. (Beverages)	2,173	125,579
Pfizer, Inc. (Pharmaceuticals)	9,752	243,019
Pitney Bowes, Inc. (Office/Business Equipment)	159	6,826
Plum Creek Timber Co., Inc. (Forest Products & Paper)	106	3,915
PMC-Sierra, Inc. * (Semiconductors)	106	1,303
Praxair, Inc. (Chemicals)	212	11,691
Procter & Gamble Co. (Cosmetics/Personal Care)	4,452	256,525
Progressive Corp. (Insurance)	265	27,629
Prologis (REIT)	106	5,671
Prudential Financial, Inc. (Insurance)	371	28,126
Public Storage, Inc. (REIT)	53	4,305
QLogic Corp. * (Semiconductors)	212	4,102
Qualcomm, Inc. (Telecommunications)	1,272	64,376

Quest Diagnostics, Inc. (Healthcare - Services)	212	10,876
RadioShack Corp. (Retail)	159	3,058
Robert Half International, Inc. (Commercial Services)	106	4,093
Rockwell Collins, Inc. (Aerospace/Defense)	212	11,946
Rockwell International Corp. (Machinery-Diversified)	106	7,622
Rowan Cos., Inc. (Oil & Gas)	53	2,330
Sara Lee Corp. (Food)	530	9,476
Schering-Plough Corp. (Pharmaceuticals)	1,961	37,239
Schlumberger, Ltd. (Oil & Gas Services)	318	40,250
Schwab (Diversified Financial Services)	689	11,858

Sears Holdings Corp. * (Retail)	106	14,017
Sherwin-Williams Co. (Chemicals)	53	2,620
Sigma-Aldrich Corp. (Chemicals)	106	6,974
Simon Property Group, Inc. (REIT)	106	8,919
SLM Corp. (Diversified Financial Services)	530	27,528
Southwest Airlines Co. (Airlines)	424	7,628

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
St. Jude Medical, Inc. * (Healthcare - Products)	477	19,557
Staples, Inc. (Retail)	583	14,878
Starbucks Corp. * (Retail)	1,007	37,903
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	265	17,947
State Street Corp. (Banks)	265	16,014
Stryker Corp. (Healthcare - Products)	371	16,450
Symantec Corp. * (Internet)	1,431	24,084
Synovus Financial Corp. (Banks)	212	5,743
Sysco Corp. (Food)	848	27,178
T. Rowe Price Group, Inc. (Diversified Financial Services)	106	8,290
Target Corp. (Retail)	1,166	60,644
Tektronix, Inc. (Electronics)	53	1,893
Texas Instruments, Inc. (Semiconductors)	1,060	34,418
The AES Corp. * (Electric)	424	7,233
The E.W. Scripps Co. - Class A (Media)	53	2,370
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	106	3,942
The Gap, Inc. (Retail)	477	8,910
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	212	3,070
The Hershey Co. (Food)	159	8,305
The New York Times Co. - Class A (Media)	106	2,683
The Pepsi Bottling Group, Inc. (Beverages)	106	3,221
Thermo Electron Corp. * (Electronics)	53	1,966
Tiffany & Co. (Retail)	212	7,958
Time Warner, Inc. (Media)	3,339	56,063
TJX Cos., Inc. (Retail)	636	15,786
Torchmark Corp. (Insurance)	53	3,026
Transocean Sedco Forex, Inc. * (Oil & Gas)	159	12,768
Tronox, Inc. - Class B * (Chemicals)	11	182
TXU Corp. (Electric)	212	9,489
United Parcel Service, Inc. - Class B (Transportation)	954	75,729
UnitedHealth Group, Inc. (Healthcare - Services)	1,802	100,659
Univision Communications, Inc. - Class A * (Media)	318	10,961
UST, Inc. (Agriculture)	212	8,819
Valero Energy Corp. (Oil & Gas)	848	50,693
VeriSign, Inc. * (Internet)	318	7,629
Viacom, Inc. - Class B * (Media)	318	12,338
Vornado Realty Trust (REIT)	106	10,176
Vulcan Materials Co. (Building Materials)	53	4,592
W.W. Grainger, Inc. (Distribution/Wholesale)	53	3,994
Wal-Mart Stores, Inc. (Retail)	3,286	155,230
Walgreen Co. (Retail)	1,325	57,147
Waste Management, Inc. (Environmental Control)	371	13,096
Waters Corp. * (Electronics)	159	6,861
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	159	4,570

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Weatherford International, Ltd. * (Oil & Gas Services)	265	12,124
Wendy’s International, Inc. (Retail)	159	9,868
Whole Foods Market, Inc. (Food)	159	10,564
Wrigley (Wm.) Jr. Co. (Food)	212	13,568
Wyeth (Pharmaceuticals)	1,802	87,432
Xilinx, Inc. (Semiconductors)	265	6,747
XTO Energy, Inc. (Oil & Gas)	477	20,783
Yahoo!, Inc. * (Internet)	1,696	54,713
YUM! Brands, Inc. (Retail)	371	18,127
Zimmer Holdings, Inc. * (Healthcare - Products)	318	21,497
Zions Bancorp (Banks)	53	4,385

TOTAL COMMON STOCKS (Cost $6,864,843)		7,742,448

	Principal Amount
Repurchase Agreements (1.5%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $115,043 (Collateralized by $122,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $117,940)	$115,000	115,000

TOTAL REPURCHASE AGREEMENTS (Cost $115,000)		115,000

TOTAL INVESTMENT SECURITIES (Cost $6,979,843) - 99.4% of net assets		$7,857,448

Percentages indicated are based on net assets of $7,903,506.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $130,400)	2	$2,218

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.6%
Auto Parts & Equipment	NM
Banks	1.6%
Beverages	3.0%
Biotechnology	2.1%
Building Materials	0.1%
Chemicals	0.4%
Commercial Services	1.1%
Computers	4.5%
Cosmetics/Personal Care	4.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.3%
Electric	0.7%
Electrical Components & Equipment	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

Electronics	0.5%
Entertainment	0.2%
Environmental Control	0.2%
Food	1.8%
Forest Products & Paper	NM
Hand/Machine Tools	0.1%
Healthcare - Products	6.2%
Healthcare - Services	2.3%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	3.4%
Internet	2.1%
Iron/Steel	NM
Leisure Time	0.5%
Lodging	0.5%
Machinery - Diversified	0.1%
Media	1.9%
Mining	0.3%
Miscellaneous Manufacturing	4.1%
Office/Business Equipment	0.1%
Oil & Gas	9.1%
Oil & Gas Services	1.4%
Packaging & Containers	0.1%
Pharmaceuticals	10.3%
Pipelines	0.1%
Real Estate Investment Trust	0.4%
Retail	9.1%
Savings & Loans	0.3%
Semiconductors	3.2%
Software	7.3%
Telecommunications	4.0%
Textiles	0.1%
Transportation	1.2%
Other**	1.5%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap Value ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.6%)
3Com Corp. * (Telecommunications)	48,735	$249,523
99 Cents Only Stores * (Retail)	2,052	27,825
Acxiom Corp. (Software)	9,747	251,863
Adesa, Inc. (Commercial Services)	6,669	178,329
ADTRAN, Inc. (Telecommunications)	4,104	107,443
Advanced Medical Optics, Inc. * (Healthcare - Products)	5,643	263,190
Advent Software, Inc. * (Software)	1,026	29,159
Affymetrix, Inc. * (Biotechnology)	2,052	67,572
AGCO Corp. * (Machinery-Diversified)	11,286	234,072

AGL Resources, Inc. (Gas)	9,747	351,379
Airgas, Inc. (Chemicals)	5,643	220,585
Alaska Air Group, Inc. * (Airlines)	3,591	127,301
Albemarle Corp. (Chemicals)	4,617	209,381
Alexander & Baldwin, Inc. (Transportation)	5,643	269,058
Alliant Energy Corp. (Electric)	14,877	468,179
AMB Property Corp. (REIT)	10,773	584,651
American Financial Group, Inc. (Insurance)	5,643	234,805
American Greetings Corp. - Class A (Household Products/Wares)	8,208	177,457
AmeriCredit Corp. * (Diversified Financial Services)	9,234	283,761
Amerus Group Co. (Insurance)	5,130	309,031
Ametek, Inc. (Electrical Components & Equipment)	3,078	138,387
AnnTaylor Stores Corp. * (Retail)	5,130	188,733
Aqua America, Inc. (Water)	8,208	228,347
Aquila, Inc. * (Electric)	47,196	188,312
Arch Coal, Inc. (Coal)	4,617	350,615
Arrow Electronics, Inc. * (Electronics)	14,877	480,081
Arthur J. Gallagher & Co. (Insurance)	5,130	142,665
ArvinMeritor, Inc. (Auto Parts & Equipment)	8,721	130,030
Associated Banc-Corp (Banks)	17,442	592,679
Astoria Financial Corp. (Savings & Loans)	11,286	349,415
Atmel Corp. * (Semiconductors)	53,865	254,243
Avnet, Inc. * (Electronics)	18,468	468,718
Avocent Corp. * (Internet)	3,591	113,978
Bandag, Inc. (Auto Parts & Equipment)	1,539	64,438
Bank of Hawaii Corp. (Banks)	6,669	355,524
Banta Corp. (Commercial Services)	3,078	159,994
Barnes & Noble, Inc. (Retail)	4,104	189,810
Beazer Homes USA, Inc. (Home Builders)	2,052	134,816
Belo Corp. - Class A (Media)	11,799	234,564
BJ’s Wholesale Club, Inc. * (Retail)	8,721	274,799
Black Hills Corp. (Electric)	4,104	139,536
Blyth, Inc. (Household Products/Wares)	3,591	75,483

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Bob Evans Farms, Inc. (Retail)	4,617	137,171
Borders Group, Inc. (Retail)	8,208	207,170
BorgWarner, Inc. (Auto Parts & Equipment)	7,182	431,208
Bowater, Inc. (Forest Products & Paper)	7,182	212,444
Boyd Gaming Corp. (Lodging)	2,565	128,096
Brinker International, Inc. (Retail)	3,078	130,046
Cabot Corp. (Chemicals)	7,695	261,553
Cadence Design Systems, Inc. * (Computers)	21,033	388,900
Callaway Golf Co. (Leisure Time)	8,208	141,178
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	4,104	335,707
Carmax, Inc. * (Retail)	8,208	268,237
Cathay Bancorp, Inc. (Banks)	3,078	115,856
CBRL Group, Inc. (Retail)	6,156	270,310
Ceridian Corp. * (Computers)	11,286	287,229
Charles River Laboratories International, Inc. * (Biotechnology)	4,104	201,178
CheckFree Corp. * (Internet)	7,182	362,692
Chemtura Corp. (Chemicals)	30,267	356,545
Cincinnati Bell, Inc. * (Telecommunications)	31,293	141,444
City National Corp. (Banks)	2,565	196,966
Claire’s Stores, Inc. (Retail)	5,643	204,897
CNF, Inc. (Transportation)	6,669	333,050
Commscope, Inc. * (Telecommunications)	7,182	205,046
Cooper Cameron Corp. * (Oil & Gas Services)	8,208	361,809
Covance, Inc. * (Healthcare - Services)	3,078	180,833

Crane Co. (Miscellaneous Manufacturing)	6,156	252,458
Credence Systems Corp. * (Semiconductors)	12,312	90,370
Cullen/Frost Bankers, Inc. (Banks)	3,591	193,016
Cypress Semiconductor Corp. * (Semiconductors)	11,286	191,298
Cytec Industries, Inc. (Chemicals)	5,130	307,851
Dean Foods Co. * (Food)	8,208	318,717
Deluxe Corp. (Commercial Services)	3,078	80,551
Developers Diversified Realty Corp. (REIT)	13,851	758,341
DeVry, Inc. * (Commercial Services)	2,565	58,405
Diebold, Inc. (Computers)	5,130	210,843
Dollar Tree Stores, Inc. * (Retail)	4,617	127,752
DPL, Inc. (Electric)	15,903	429,381
DRS Technologies, Inc. (Aerospace/Defense)	2,565	140,741
Dun & Bradstreet Corp. * (Software)	4,104	314,696
Duquesne Light Holdings, Inc. (Electric)	9,747	160,826
Dycom Industries, Inc. * (Engineering & Construction)	5,130	109,013
Edwards (A.G.), Inc. (Diversified Financial Services)	9,747	485,985
Edwards Lifesciences Corp. * (Healthcare - Products)	2,565	111,578

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Emmis Communications Corp. * (Media)	3,078	49,248
Energy East Corp. (Electric)	18,468	448,772
Ensco International, Inc. (Oil & Gas)	10,260	527,877
Entercom Communications Corp. (Media)	3,078	85,938
Equitable Resources, Inc. (Pipelines)	8,208	299,674
Everest Re Group, Ltd. (Insurance)	3,591	335,292
Fairchild Semiconductor International, Inc. * (Semiconductors)	15,390	293,487
Federal Signal Corp. (Miscellaneous Manufacturing)	6,156	113,886
Ferro Corp. (Chemicals)	5,130	102,600
Fidelity National Financial, Inc. (Insurance)	10,773	382,765
First American Financial Corp. (Insurance)	12,312	482,138
First Niagara Financial Group, Inc. (Savings & Loans)	9,234	135,370
FirstMerit Corp. (Banks)	10,260	253,012
Florida Rock Industries, Inc. (Building Materials)	2,052	115,363
Flowserve Corp. * (Machinery-Diversified)	4,104	239,428
FMC Corp. (Chemicals)	4,617	286,162
FMC Technologies, Inc. * (Oil & Gas Services)	4,617	236,483
Foot Locker, Inc. (Retail)	19,494	465,516
Forest Oil Corp. * (Oil & Gas)	6,669	247,953
Furniture Brands International, Inc. (Home Furnishings)	6,669	163,457
Gartner Group, Inc. * (Commercial Services)	4,617	64,407
GATX Corp. (Trucking & Leasing)	6,156	254,181
Gentex Corp. (Electronics)	9,234	161,226
Glatfelter (Forest Products & Paper)	5,643	103,436
Granite Construction, Inc. (Engineering & Construction)	2,565	124,864
Great Plains Energy, Inc. (Electric)	9,234	259,937
Greater Bay Bancorp (Banks)	3,078	85,384
Hanover Compressor Co. * (Oil & Gas Services)	11,799	219,697
Hanover Insurance Group, Inc. (Insurance)	6,669	349,589
Harris Corp. (Telecommunications)	7,182	339,637
Harsco Corp. (Miscellaneous Manufacturing)	5,130	423,841
Harte-Hanks, Inc. (Advertising)	2,565	70,153
Hawaiian Electric Industries, Inc. (Electric)	10,260	278,354
HCC Insurance Holdings, Inc. (Insurance)	13,338	464,162
Health Net, Inc. * (Healthcare - Services)	4,617	234,636
Helmerich & Payne, Inc. (Oil & Gas)	4,104	286,541
Henry Schein, Inc. * (Healthcare - Products)	3,591	171,865
Herman Miller, Inc. (Office Furnishings)	5,130	166,263

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Highwoods Properties, Inc. (REIT)	6,669	224,945
Hillenbrand Industries, Inc. (Healthcare - Products)	7,695	423,147
HNI Corp. (Office Furnishings)	4,104	242,136
Horace Mann Educators Corp. (Insurance)	5,643	106,088
Hormel Foods Corp. (Food)	5,130	173,394
Hospitality Properties Trust (REIT)	9,234	403,249
Hubbell, Inc. - Class B (Electrical Components & Equipment)	7,695	394,446
IDACORP, Inc. (Electric)	5,130	166,828
Imation Corp. (Computers)	4,104	176,103
Independence Community Bank Corp. (Savings & Loans)	4,617	192,437
IndyMac Bancorp, Inc. (Diversified Financial Services)	3,591	146,980
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	14,877	297,540
Integrated Device Technology, Inc. * (Semiconductors)	25,137	373,536
International Rectifier Corp. * (Semiconductors)	4,617	191,282
International Speedway Corp. (Entertainment)	2,052	104,447
Intersil Corp. - Class A (Semiconductors)	19,494	563,767
J.B. Hunt Transport Services, Inc. (Transportation)	15,390	331,501
Jefferies Group, Inc. (Diversified Financial Services)	6,156	360,126
JM Smucker Co. (Food)	4,104	162,929
Joy Global, Inc. (Machinery - Construction & Mining)	9,234	551,916
Kelly Services, Inc. - Class A (Commercial Services)	2,565	69,691
KEMET Corp. * (Electronics)	10,773	102,020
Kennametal, Inc. (Hand/Machine Tools)	4,617	282,283
Korn/Ferry International * (Commercial Services)	3,591	73,220
Lam Research Corp. * (Semiconductors)	9,234	397,062
Lancaster Colony Corp. (Miscellaneous Manufacturing)	3,078	129,276
Lattice Semiconductor Corp. * (Semiconductors)	14,364	95,664
Laureate Education, Inc. * (Commercial Services)	3,591	191,688
Lear Corp. (Auto Parts & Equipment)	8,721	154,623
Lee Enterprises, Inc. (Media)	2,565	85,389
Leucadia National Corp. (Holding Companies - Diversified)	6,156	367,267
Liberty Property Trust (REIT)	11,286	532,248
Longview Fibre Co. (Forest Products & Paper)	6,669	172,327
Lubrizol Corp. (Chemicals)	8,721	373,695
Lyondell Chemical Co. (Chemicals)	25,650	510,434
Mack-Cali Realty Corp. (REIT)	7,695	369,360
Manpower, Inc. (Commercial Services)	11,286	645,334

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Martin Marietta Materials (Building Materials)	3,591	384,345
McDATA Corp. - Class A * (Computers)	10,773	49,771
MDU Resources Group, Inc. (Electric)	15,390	514,796
Media General, Inc. - Class A (Media)	3,078	143,496
MEMC Electronic Materials, Inc. * (Semiconductors)	13,851	511,379
Mentor Graphics Corp. * (Computers)	10,260	113,373
Mercantile Bankshares Corp. (Banks)	15,390	591,746
Mercury General Corp. (Insurance)	4,617	253,473
Michaels Stores, Inc. (Retail)	5,130	192,785
Micrel, Inc. * (Semiconductors)	4,617	68,424
Microchip Technology, Inc. (Semiconductors)	9,747	353,816
Millennium Pharmaceuticals, Inc. * (Biotechnology)	24,111	243,763
Mine Safety Appliances Co. (Environmental Control)	1,539	64,638
Minerals Technologies, Inc. (Chemicals)	2,565	149,822
Modine Manufacturing Co. (Auto Parts & Equipment)	4,104	121,068
Mohawk Industries, Inc. * (Textiles)	2,052	165,637
Moneygram International, Inc. (Software)	6,156	189,112
MPS Group, Inc. * (Commercial Services)	12,825	196,223
MSC Industrial Direct Co. - Class A (Retail)	3,591	193,986
National Fuel Gas Co. (Pipelines)	10,773	352,492
National Instruments Corp. (Computers)	3,078	100,404
Navigant Consulting Co. * (Commercial Services)	3,078	65,715
New Plan Excel Realty Trust, Inc. (REIT)	13,338	345,988
New York Community Bancorp (Savings & Loans)	29,754	521,289
Newport Corp. * (Telecommunications)	5,130	96,752
Nordson Corp. (Machinery-Diversified)	4,104	204,625

Northeast Utilities System (Electric)	18,981	370,699
NSTAR (Electric)	13,338	381,600
O’Reilly Automotive, Inc. * (Retail)	6,669	243,819
OGE Energy Corp. (Electric)	11,286	327,294
Ohio Casualty Corp. (Insurance)	8,208	260,194
Old Republic International Corp. (Insurance)	28,728	626,844
Olin Corp. (Chemicals)	9,234	198,254
Omnicare, Inc. (Pharmaceuticals)	5,130	282,099
ONEOK, Inc. (Gas)	14,877	479,783
Outback Steakhouse, Inc. (Retail)	3,591	158,004
Overseas Shipholding Group, Inc. (Transportation)	2,052	98,352
Packaging Corp. of America (Packaging & Containers)	7,695	172,676
Payless ShoeSource, Inc. * (Retail)	8,721	199,624
PDL BioPharma, Inc. * (Biotechnology)	5,643	185,090

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Peabody Energy Corp. (Coal)	21,546	1,086,134
Pentair, Inc. (Miscellaneous Manufacturing)	8,208	334,476
Pepco Holdings, Inc. (Electric)	24,111	549,490
PepsiAmericas, Inc. (Beverages)	4,617	112,886
Perrigo Co. (Pharmaceuticals)	5,643	92,037
Pier 1 Imports, Inc. (Retail)	10,773	125,075
Plexus Corp. * (Electronics)	5,643	212,008
PMI Group, Inc. (Insurance)	6,156	282,684
PNM Resources, Inc. (Electric)	8,721	212,792
Polo Ralph Lauren Corp. (Apparel)	3,078	186,558
Polycom, Inc. * (Telecommunications)	5,643	122,340
Potlatch Corp. (Forest Products & Paper)	3,591	153,838
Powerwave Technologies, Inc. * (Telecommunications)	9,234	124,567
Precision Castparts Corp. (Metal Fabricate/Hardware)	9,747	578,972
Pride International, Inc. * (Oil & Gas)	20,007	623,819
Protective Life Corp. (Insurance)	8,721	433,783
Puget Energy, Inc. (Electric)	14,364	304,230
Quanta Services, Inc. * (Commercial Services)	14,877	238,330
Questar Corp. (Pipelines)	4,617	323,421
Quicksilver Resources, Inc. * (Oil & Gas)	2,052	79,330
Raymond James Financial Corp. (Diversified Financial Services)	6,669	197,136
Rayonier, Inc. (Forest Products & Paper)	9,747	444,366
Reader’s Digest Association, Inc. (Media)	12,312	181,602
Regency Centers Corp. (REIT)	8,721	585,964
Regis Corp. (Retail)	2,565	88,441
Rent-A-Center, Inc. * (Commercial Services)	4,104	105,021
Republic Services, Inc. (Environmental Control)	8,721	370,730
Reynolds & Reynolds Co. (Computers)	4,104	116,554
RF Micro Devices, Inc. * (Telecommunications)	14,364	124,249
Roper Industries, Inc. (Miscellaneous Manufacturing)	5,643	274,419
RPM, Inc. (Chemicals)	14,877	266,893
RSA Security, Inc. * (Internet)	5,643	101,235
Ruby Tuesday, Inc. (Retail)	2,565	82,285
Ruddick Corp. (Food)	4,617	112,239
Saks, Inc. * (Retail)	17,442	336,631
SCANA Corp. (Electric)	14,364	563,642
Scholastic Corp. * (Media)	4,617	123,551
Semtech Corp. * (Semiconductors)	3,078	55,065
Sensient Technologies Corp. (Chemicals)	6,156	111,116
Sequa Corp. - Class A * (Aerospace/Defense)	1,026	100,343
Sierra Pacific Resources * (Electric)	23,085	318,804
Smith International, Inc. (Oil & Gas Services)	12,825	499,662

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Smithfield Foods, Inc. * (Food)	12,312	361,233
Sonoco Products Co. (Packaging & Containers)	12,312	417,007
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	5,643	163,873
SPX Corp. (Miscellaneous Manufacturing)	8,208	438,471
SRA International, Inc. - Class A * (Computers)	1,539	58,066
StanCorp Financial Group, Inc. (Insurance)	6,669	360,860
Steel Dynamics, Inc. (Iron/Steel)	4,617	261,922
STERIS Corp. (Healthcare - Products)	4,104	101,287
SVB Financial Group * (Banks)	2,565	136,073
Swift Transportation Co., Inc. * (Transportation)	6,669	144,917
Sybase, Inc. * (Software)	4,104	86,676
Synopsys, Inc. * (Computers)	12,312	275,173
TCF Financial Corp. (Banks)	7,182	184,937
Tech Data Corp. * (Distribution/Wholesale)	7,182	265,088
Tecumseh Products Co. (Machinery-Diversified)	2,565	62,945
Teleflex, Inc. (Miscellaneous Manufacturing)	3,078	220,477
Telephone & Data Systems, Inc. (Telecommunications)	12,825	505,818
Texas Regional Bancshares, Inc. - Class A (Banks)	2,052	60,519
The Brink’s Co. (Miscellaneous Manufacturing)	7,182	364,558
The Colonial BancGroup, Inc. (Banks)	19,494	487,350
The Macerich Co. (REIT)	5,130	379,364
The Scotts Co. - Class A (Household Products/Wares)	2,565	117,374
Thomas & Betts Corp. * (Electronics)	6,669	342,653
Tidewater, Inc. (Oil & Gas Services)	7,695	424,995
Timken Co. (Metal Fabricate/Hardware)	10,260	331,090
Tootsie Roll Industries, Inc. (Food)	1,539	45,047
Transaction Systems Architect, Inc. * (Software)	3,078	96,064
Triad Hospitals, Inc. * (Healthcare - Services)	10,773	451,388
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,643	306,923
TriQuint Semiconductor, Inc. * (Semiconductors)	17,442	85,815
Tupperware Corp. (Household Products/Wares)	6,669	137,315
United Dominion Realty Trust, Inc. (REIT)	17,442	497,795
United Rentals, Inc. * (Commercial Services)	8,208	283,176
Unitrin, Inc. (Insurance)	5,643	262,456
Universal Corp. (Agriculture)	3,078	113,178
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,565	130,276
UTStarcom, Inc. * (Telecommunications)	6,156	38,721

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Valassis Communications, Inc. * (Commercial Services)	2,565	75,334
Valeant Pharmaceuticals International (Pharmaceuticals)	6,156	97,573
Valspar Corp. (Chemicals)	6,156	171,568
Varian, Inc. * (Electronics)	1,539	63,376
VCA Antech, Inc. * (Pharmaceuticals)	5,130	146,102
Vectren Corp. (Gas)	9,747	257,126
Vertex Pharmaceuticals, Inc. * (Biotechnology)	5,130	187,707
Vishay Intertechnology, Inc. * (Electronics)	23,085	328,730
W.R. Berkley Corp. (Insurance)	5,643	327,633
Washington Federal, Inc. (Savings & Loans)	10,773	260,707
Washington Post Co. - Class B (Media)	513	398,472
Webster Financial Corp. (Banks)	6,669	323,180
Weingarten Realty Investors (REIT)	6,156	250,857
Werner Enterprises, Inc. (Transportation)	6,669	122,510
Westamerica Bancorp (Banks)	2,052	106,540
Westar Energy, Inc. (Electric)	10,773	224,186
Westwood One, Inc. (Media)	3,591	39,645
WGL Holdings, Inc. (Gas)	6,156	187,266
Wilmington Trust Corp. (Banks)	8,721	378,055
Wind River Systems, Inc. * (Software)	6,156	76,642
Wisconsin Energy Corp. (Electric)	14,877	594,930
Worthington Industries, Inc. (Metal Fabricate/Hardware)	9,234	185,234
WPS Resources Corp. (Electric)	5,130	252,499
YRC Worldwide Inc. * (Transportation)	7,182	273,347

TOTAL COMMON STOCKS (Cost $65,517,469)		75,402,157

	Principal Amount
Repurchase Agreements (0.3%)

UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $207,077 (Collateralized by $219,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $211,712)	$207,000	207,000

TOTAL REPURCHASE AGREEMENTS (Cost $207,000)		207,000

TOTAL INVESTEMENT SECURITES (Cost $65,724,469) - 99.9% of net assets		$75,609,157

Percentages indicated are based on net assets of $75,708,096.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $159,640)	2	$5,013

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.1%
Aerospace/Defense	0.3%
Agriculture	0.1%
Airlines	0.2%
Apparel	0.2%
Auto Parts & Equipment	1.2%
Banks	5.4%
Beverages	0.1%
Biotechnology	1.2%
Building Materials	0.7%
Chemicals	4.7%
Coal	1.9%
Commercial Services	3.5%
Computers	2.3%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.9%
Electric	9.6%
Electrical Components & Equipment	0.7%
Electronics	2.9%
Engineering & Construction	0.3%
Entertainment	0.1%
Environmental Control	0.6%
Food	1.6%
Forest Products & Paper	1.4%
Gas	1.7%
Hand/Machine Tools	0.4%
Healthcare - Products	1.4%
Healthcare - Services	1.3%
Holding Companies - Diversified	0.5%
Home Builders	0.2%
Home Furnishings	0.2%
Household Products/Wares	0.7%
Insurance	7.4%
Internet	0.8%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.2%
Machinery - Construction & Mining	0.7%
Machinery - Diversified	1.0%
Media	1.8%
Metal Fabricate/Hardware	1.4%
Miscellaneous Manufacturing	4.2%
Office Furnishings	0.5%
Oil & Gas	2.3%
Oil & Gas Services	2.3%
Packaging & Containers	0.8%
Pharmaceuticals	0.8%
Pipelines	1.3%
Real Estate Investment Trust	6.5%
Retail	5.4%
Savings & Loans	1.9%
Semiconductors	4.7%
Software	1.4%
Telecommunications	2.7%
Textiles	0.2%
Transportation	2.1%
Trucking & Leasing	0.3%
Water	0.3%
Other**	0.3%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap Growth ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.8%)
99 Cents Only Stores * (Retail)	1,442	$19,554
Abercrombie & Fitch Co. - Class A (Retail)	3,914	228,185
Activision, Inc. * (Software)	12,360	170,443
Adesa, Inc. (Commercial Services)	1,648	44,068
ADTRAN, Inc. (Telecommunications)	1,648	43,145
Advance Auto Parts, Inc. (Retail)	4,944	205,868
Advanced Medical Optics, Inc. * (Healthcare - Products)	1,030	48,039
Advent Software, Inc. * (Software)	206	5,855
Aeropostale, Inc. * (Retail)	2,472	74,556
Affymetrix, Inc. * (Biotechnology)	2,266	74,619
Airgas, Inc. (Chemicals)	1,030	40,263
AirTran Holdings, Inc. * (Airlines)	3,914	70,883
Alliance Data Systems Corp. * (Commercial Services)	3,090	144,519
Alliant Techsystems, Inc. * (Aerospace/Defense)	1,648	127,176
American Eagle Outfitters, Inc. (Retail)	5,974	178,384

AmeriCredit Corp. * (Diversified Financial Services)	2,884	88,625
Ametek, Inc. (Electrical Components & Equipment)	2,060	92,618
Amphenol Corp. - Class A (Electronics)	3,914	204,233
AnnTaylor Stores Corp. * (Retail)	1,442	53,051
Anteon International Corp. * (Computers)	1,442	78,676
Applebee’s International, Inc. (Retail)	3,502	85,974
Apria Healthcare Group, Inc. * (Healthcare - Services)	2,266	52,073
Aqua America, Inc. (Water)	2,884	80,233
Arch Coal, Inc. (Coal)	1,442	109,505
Arthur J. Gallagher & Co. (Insurance)	2,472	68,746
Avocent Corp. * (Internet)	824	26,154
Barnes & Noble, Inc. (Retail)	824	38,110
Beazer Homes USA, Inc. (Home Builders)	1,236	81,205
Beckman Coulter, Inc. (Healthcare - Products)	2,884	157,380
Boyd Gaming Corp. (Lodging)	1,030	51,438
Brinker International, Inc. (Retail)	2,678	113,146
Brown & Brown, Inc. (Insurance)	4,944	164,141
C.H. Robinson Worldwide, Inc. (Transportation)	7,622	374,164
Cabot Microelectronics Corp. * (Chemicals)	1,030	38,213
Cadence Design Systems, Inc. * (Computers)	5,150	95,224
Career Education Corp. * (Commercial Services)	4,326	163,220
Carmax, Inc. * (Retail)	1,854	60,589

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Catalina Marketing Corp. (Advertising)	1,854	42,827

Cathay Bancorp, Inc. (Banks)	1,236	46,523
CDW Corp. (Distribution/Wholesale)	2,884	169,723
Cephalon, Inc. * (Pharmaceuticals)	2,678	161,350
Ceridian Corp. * (Computers)	2,472	62,912
Charles River Laboratories International, Inc. * (Biotechnology)	1,854	90,883
CheckFree Corp. * (Internet)	1,648	83,224
Cheesecake Factory, Inc. * (Retail)	3,502	131,150
Chico’s FAS, Inc. * (Retail)	8,240	334,873
Choicepoint, Inc. * (Commercial Services)	4,120	184,370
Church & Dwight, Inc. (Household Products/Wares)	2,884	106,477
City National Corp. (Banks)	1,030	79,094
Claire’s Stores, Inc. (Retail)	2,472	89,758
Cognizant Technology Solutions Corp. * (Computers)	6,180	367,647
Commerce Bancorp, Inc. (Banks)	7,828	286,896
Community Health Systems, Inc. * (Healthcare - Services)	4,326	156,385
Cooper Cameron Corp. * (Oil & Gas Services)	2,060	90,805
Copart, Inc. * (Retail)	3,090	84,821
Corinthian Colleges, Inc. * (Commercial Services)	4,120	59,328
Covance, Inc. * (Healthcare - Services)	1,648	96,820

Cree Research, Inc. * (Semiconductors)	3,502	114,901

CSG Systems International, Inc. * (Software)	2,266	52,707
Cullen/Frost Bankers, Inc. (Banks)	824	44,290
Cypress Semiconductor Corp. * (Semiconductors)	2,060	34,917
CYTYC Corp. * (Healthcare - Products)	5,150	145,127
Dean Foods Co. * (Food)	3,090	119,984
Deluxe Corp. (Commercial Services)	1,236	32,346
Denbury Resources, Inc. * (Oil & Gas)	5,150	163,101
DENTSPLY International, Inc. (Healthcare - Products)	3,502	203,641
DeVry, Inc. * (Commercial Services)	1,648	37,525
Diebold, Inc. (Computers)	1,236	50,800
Dollar Tree Stores, Inc. * (Retail)	3,090	85,500
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,090	104,411
DRS Technologies, Inc. (Aerospace/Defense)	824	45,213
DST Systems, Inc. * (Computers)	2,884	167,099
Dun & Bradstreet Corp. * (Software)	1,442	110,573
Eaton Vance Corp. (Diversified Financial Services)	5,974	163,568
Education Management Corp. * (Commercial Services)	3,090	128,544
Edwards Lifesciences Corp. * (Healthcare - Products)	1,648	71,688
Emmis Communications Corp. * (Media)	618	9,888

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Energizer Holdings, Inc. * (Electrical Components & Equipment)	2,884	152,852
Ensco International, Inc. (Oil & Gas)	3,090	158,981
Entercom Communications Corp. (Media)	618	17,255
Equitable Resources, Inc. (Pipelines)	2,472	90,253
Everest Re Group, Ltd. (Insurance)	1,442	134,640
Expeditors International of Washington, Inc. (Transportation)	4,738	409,316
F5 Networks, Inc. * (Internet)	1,854	134,396
Fair Isaac Corp. (Software)	2,884	114,264
Fastenal Co. (Distribution/Wholesale)	5,562	263,305
Fidelity National Financial, Inc. (Insurance)	4,120	146,384
Fidelity National Information Services, Inc. (Software)	4,120	167,066
First Niagara Financial Group, Inc. (Savings & Loans)	2,060	30,200
Florida Rock Industries, Inc. (Building Materials)	1,442	81,069
Flowserve Corp. * (Machinery-Diversified)	1,030	60,090
FMC Technologies, Inc. * (Oil & Gas Services)	1,442	73,859
GameStop Corp. * (Retail)	2,678	126,241
Gartner Group, Inc. * (Commercial Services)	1,030	14,369
Gen-Probe, Inc. * (Healthcare - Products)	2,266	124,902
Gentex Corp. (Electronics)	3,708	64,742
Graco, Inc. (Machinery-Diversified)	3,090	140,379
Granite Construction, Inc. (Engineering & Construction)	618	30,084
Grant Prideco, Inc. * (Oil & Gas Services)	5,768	247,101
Greater Bay Bancorp (Banks)	1,236	34,287
GTECH Holdings Corp. (Entertainment)	5,562	189,386
Harris Corp. (Telecommunications)	3,502	165,609
Harte-Hanks, Inc. (Advertising)	1,648	45,073
Health Net, Inc. * (Healthcare - Services)	3,502	177,972
Helmerich & Payne, Inc. (Oil & Gas)	1,030	71,915
Henry Schein, Inc. * (Healthcare - Products)	2,678	128,169
Herman Miller, Inc. (Office Furnishings)	1,236	40,059
HNI Corp. (Office Furnishings)	1,030	60,770
Hormel Foods Corp. (Food)	1,442	48,740
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	1,648	72,397
Independence Community Bank Corp. (Savings & Loans)	1,648	68,688
IndyMac Bancorp, Inc. (Diversified Financial Services)	1,648	67,453
International Rectifier Corp. * (Semiconductors)	1,442	59,742
International Speedway Corp. (Entertainment)	824	41,942
Intuitive Surgical, Inc. * (Healthcare - Products)	1,648	194,464

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Investors Financial Services Corp. (Banks)	2,884	135,173
Invitrogen Corp. * (Biotechnology)	2,472	173,362
ITT Educational Services, Inc. * (Commercial Services)	1,648	105,554
Jack Henry & Associates, Inc. (Computers)	3,296	75,380
Jacobs Engineering Group, Inc. * (Engineering & Construction)	2,678	232,290
JetBlue Airways Corp. * (Airlines)	6,798	72,874
JM Smucker Co. (Food)	1,030	40,891
Joy Global, Inc. (Machinery - Construction & Mining)	2,060	123,126
Korn/Ferry International * (Commercial Services)	618	12,601
Lam Research Corp. * (Semiconductors)	2,678	115,154
Laureate Education, Inc. * (Commercial Services)	1,030	54,981
Lee Enterprises, Inc. (Media)	1,030	34,289
Legg Mason, Inc. (Diversified Financial Services)	5,562	697,086
Leucadia National Corp. (Holding Companies - Diversified)	1,648	98,320
LifePoint Hospitals, Inc. * (Healthcare - Services)	2,472	76,879
Lincare Holdings, Inc. * (Healthcare - Services)	4,326	168,541
M.D.C. Holdings, Inc. (Home Builders)	1,442	92,735
Macrovision Corp. * (Entertainment)	2,266	50,192
Martek Biosciences Corp. * (Biotechnology)	1,442	47,341
Martin Marietta Materials (Building Materials)	824	88,193
McAfee, Inc. * (Internet)	7,622	185,443
McDATA Corp. - Class A * (Computers)	3,090	14,276
MEMC Electronic Materials, Inc. * (Semiconductors)	2,472	91,266
Michaels Stores, Inc. (Retail)	4,120	154,830
Micrel, Inc. * (Semiconductors)	1,236	18,318
Microchip Technology, Inc. (Semiconductors)	5,974	216,856
Millennium Pharmaceuticals, Inc. * (Biotechnology)	5,356	54,149
Mine Safety Appliances Co. (Environmental Control)	618	25,956
Mohawk Industries, Inc. * (Textiles)	1,648	133,027
Moneygram International, Inc. (Software)	1,648	50,627
MSC Industrial Direct Co. - Class A (Retail)	1,236	66,769
National Instruments Corp. (Computers)	1,442	47,038
Navigant Consulting Co. * (Commercial Services)	1,236	26,389
Newfield Exploration Co. * (Oil & Gas)	5,768	241,679

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Noble Energy, Inc. (Oil & Gas)	7,828	343,805
O’Reilly Automotive, Inc. * (Retail)	2,678	97,908
Omnicare, Inc. (Pharmaceuticals)	3,502	192,575
Outback Steakhouse, Inc. (Retail)	1,648	72,512
Overseas Shipholding Group, Inc. (Transportation)	618	29,621
Pacific Sunwear of California, Inc. * (Retail)	3,296	73,039
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,442	40,636
Patterson-UTI Energy, Inc. (Oil & Gas)	7,828	250,182
PDL BioPharma, Inc. * (Biotechnology)	3,090	101,352
Peabody Energy Corp. (Coal)	4,120	207,690
Pentair, Inc. (Miscellaneous Manufacturing)	1,648	67,156
PepsiAmericas, Inc. (Beverages)	1,030	25,184
Perrigo Co. (Pharmaceuticals)	1,648	26,879
Petsmart, Inc. (Retail)	6,386	179,702
Pharmaceutical Product Development, Inc. (Commercial Services)	4,532	156,853
Pioneer Natural Resources Co. (Oil & Gas)	5,768	255,233
Plains Exploration & Production Co. * (Oil & Gas)	3,502	135,317
Plantronics, Inc. (Telecommunications)	2,060	72,986

PMI Group, Inc. (Insurance)	1,854	85,136
Pogo Producing Co. (Oil & Gas)	2,678	134,570
Polo Ralph Lauren Corp. (Apparel)	1,648	99,885
Polycom, Inc. * (Telecommunications)	2,266	49,127
Powerwave Technologies, Inc. * (Telecommunications)	1,648	22,232
Precision Castparts Corp. (Metal Fabricate/Hardware)	2,472	146,837
Questar Corp. (Pipelines)	2,266	158,733
Quicksilver Resources, Inc. * (Oil & Gas)	2,266	87,604
Radian Group, Inc. (Insurance)	3,708	223,406
Raymond James Financial Corp. (Diversified Financial Services)	1,236	36,536
Regis Corp. (Retail)	1,236	42,617
Rent-A-Center, Inc. * (Commercial Services)	1,854	47,444
Republic Services, Inc. (Environmental Control)	2,472	105,085
Reynolds & Reynolds Co. (Computers)	824	23,402
RF Micro Devices, Inc. * (Telecommunications)	3,502	30,292
Rollins, Inc. (Commercial Services)	1,236	25,017
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,854	90,160
Ross Stores, Inc. (Retail)	6,592	192,420
RSA Security, Inc. * (Internet)	1,236	22,174
Ruby Tuesday, Inc. (Retail)	1,854	59,476
SanDisk Corp. * (Computers)	8,240	473,964
SEI Investments Co. (Software)	2,884	116,889

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Semtech Corp. * (Semiconductors)	2,060	36,853
Sepracor, Inc. * (Pharmaceuticals)	4,738	231,261
Silicon Laboratories, Inc. * (Semiconductors)	2,060	113,197
Smith International, Inc. (Oil & Gas Services)	4,326	168,541
Southwestern Energy Co. * (Oil & Gas)	7,416	238,721
SRA International, Inc. - Class A * (Computers)	1,030	38,862
Stericycle, Inc. * (Environmental Control)	2,060	139,297
STERIS Corp. (Healthcare - Products)	1,648	40,673
SVB Financial Group * (Banks)	618	32,785
Sybase, Inc. * (Software)	2,678	56,559
Synopsys, Inc. * (Computers)	2,060	46,041
TCF Financial Corp. (Banks)	2,472	63,654
Techne Corp. * (Healthcare - Products)	1,854	111,500

Teleflex, Inc. (Miscellaneous Manufacturing)	618	44,267
Texas Regional Bancshares, Inc. - Class A (Banks)	1,031	30,389
The Corporate Executive Board Co. (Commercial Services)	1,854	187,068
The Macerich Co. (REIT)	824	60,934
The Ryland Group, Inc. (Home Builders)	2,060	142,964
The Scotts Co. - Class A (Household Products/Wares)	1,030	47,133
The Timberland Co. - Class A * (Apparel)	2,472	84,617
Thor Industries, Inc. (Home Builders)	1,648	87,937
Toll Brothers, Inc. * (Home Builders)	5,356	185,478
Tootsie Roll Industries, Inc. (Food)	618	18,099
Transaction Systems Architect, Inc. * (Software)	618	19,288
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,442	73,239
Urban Outfitters, Inc. * (Retail)	4,944	121,326
UTStarcom, Inc. * (Telecommunications)	2,472	15,549
Valassis Communications, Inc. * (Commercial Services)	1,236	36,301
Valeant Pharmaceuticals International (Pharmaceuticals)	2,060	32,651
Valspar Corp. (Chemicals)	2,266	63,153
Varian Medical Systems, Inc. * (Healthcare - Products)	5,974	335,499
Varian, Inc. * (Electronics)	824	33,932
VCA Antech, Inc. * (Pharmaceuticals)	1,854	52,802
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,472	90,450
W.R. Berkley Corp. (Insurance)	3,090	179,405
Waddell & Reed Financial, Inc. (Diversified Financial Services)	3,708	85,655
Washington Post Co. - Class B (Media)	206	160,010
Weingarten Realty Investors (REIT)	1,442	58,762
Westamerica Bancorp (Banks)	824	42,782

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Western Digital Corp. * (Computers)	9,682	188,121
Western Gas Resources, Inc. (Pipelines)	2,678	129,214
Westwood One, Inc. (Media)	1,648	18,194
Williams Sonoma, Inc. * (Retail)	5,150	218,359
Wind River Systems, Inc. * (Software)	1,236	15,388
Zebra Technologies Corp. * (Machinery-Diversified)	3,090	138,185

TOTAL COMMON STOCKS (Cost $20,152,867)		25,350,694

	Principal Amount
Repurchase Agreements (0.5%)

UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $137,051 (Collateralized by $145,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $140,175)	$137,000	137,000

TOTAL REPURCHASE AGREEMENTS (Cost $137,000)		137,000

TOTAL INVESTEMENT SECURITES (Cost $20,289,867) - 100.3% of net assets		$25,487,694

Percentages indicated are based on net assets of $25,401,169.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $159,640)	2	$5,013

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.3%
Aerospace/Defense	0.7%
Airlines	0.6%
Apparel	0.7%
Banks	3.1%
Beverages	0.1%
Biotechnology	2.5%
Building Materials	0.7%
Chemicals	0.6%
Coal	1.2%
Commercial Services	5.7%
Computers	6.8%
Distribution/Wholesale	1.7%
Diversified Financial Services	4.5%
Electrical Components & Equipment	1.0%
Electronics	1.2%
Engineering & Construction	1.0%
Entertainment	1.1%
Environmental Control	1.1%
Food	0.9%
Healthcare - Products	6.1%
Healthcare - Services	3.2%
Holding Companies - Diversified	0.4%
Home Builders	2.6%
Household Products/Wares	0.6%
Insurance	3.9%
Internet	1.8%
Lodging	0.2%
Machinery - Construction & Mining	0.5%
Machinery - Diversified	1.3%

See accompanying notes to the Schedules of Portfolio Investments.

Media	0.9%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.4%
Oil & Gas	8.2%
Oil & Gas Services	2.3%
Pharmaceuticals	2.9%
Pipelines	1.5%
Real Estate Investment Trust	0.5%
Retail	12.5%
Savings & Loans	0.4%
Semiconductors	3.2%
Software	3.5%
Telecommunications	1.6%
Textiles	0.5%
Transportation	3.2%
Water	0.3%
Other**	0.5%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap Value ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (100.1%)
4Kids Entertainment, Inc. * (Media)	1,506	$25,888
A.M. Castle & Co. (Metal Fabricate/Hardware)	3,012	88,854
AAR Corp. * (Aerospace/Defense)	10,040	285,939
Aaron Rents, Inc. (Commercial Services)	7,530	204,590
ABM Industries, Inc. (Commercial Services)	11,546	221,337
Acadia Realty Trust (REIT)	9,538	224,620
Actel Corp. * (Semiconductors)	7,530	120,028
Acuity Brands, Inc. (Miscellaneous Manufacturing)	13,554	542,160
Adaptec, Inc. * (Telecommunications)	34,136	188,772
Administaff, Inc. (Commercial Services)	4,016	218,310
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	8,534	120,585
Aeroflex, Inc. * (Telecommunications)	13,554	186,096
Agilysys, Inc. (Computers)	9,036	136,082
Albany International Corp. - Class A (Machinery-Diversified)	6,024	229,454
Aleris International, Inc. * (Environmental Control)	9,538	458,492
ALLETE, Inc. (Electric)	9,036	421,077
Alliance One International, Inc. (Agriculture)	26,104	126,865
Alpharma, Inc. (Pharmaceuticals)	8,534	228,882
Altiris, Inc. * (Software)	2,510	55,245
AMCOL International Corp. (Mining)	3,514	101,203
American Italian Pasta Co. (Food)	5,522	34,568
American States Water Co. (Water)	5,020	187,547
Analogic Corp. (Electronics)	2,008	132,930
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,012	91,294
Angelica Corp. (Textiles)	3,012	61,806
Anixter International, Inc. (Telecommunications)	9,538	455,725
Apogee Enterprises, Inc. (Building Materials)	8,534	144,054
Applied Industrial Technologies, Inc. (Machinery-Diversified)	7,530	335,838
Applied Signal Technology, Inc. (Telecommunications)	3,514	69,683
AptarGroup, Inc. (Miscellaneous Manufacturing)	6,024	332,826
Arch Chemicals, Inc. (Chemicals)	7,028	213,651
Arctic Cat, Inc. (Leisure Time)	2,008	48,312
Arkansas Best Corp. (Transportation)	7,530	294,574
Armor Holdings, Inc. * (Aerospace/Defense)	4,518	263,354
ArQule, Inc. * (Biotechnology)	5,522	31,696
Artesyn Technologies, Inc. * (Electrical Components & Equipment)	12,048	131,926
Ashworth, Inc. * (Apparel)	4,016	39,879

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Astec Industries, Inc. * (Machinery - Construction & Mining)	5,020	180,218
ATMI, Inc. * (Semiconductors)	7,028	212,246
Atmos Energy Corp. (Gas)	24,096	634,448
Atwood Oceanics, Inc. * (Oil & Gas)	2,008	202,828
Audiovox Corp. - Class A * (Telecommunications)	6,024	71,927
Avid Technology, Inc. * (Software)	8,032	349,071
Avista Corp. (Electric)	14,558	300,623
Axcelis Technologies, Inc. * (Semiconductors)	30,120	176,503
Aztar Corp. * (Lodging)	5,020	210,790
Baldor Electric Co. (Hand/Machine Tools)	8,534	289,047
Bally Total Fitness Holding Corp. * (Leisure Time)	10,040	94,075
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	6,526	93,909
BankUnited Financial Corp. - Class A (Savings & Loans)	5,020	135,741
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,020	203,310
Bassett Furniture Industries, Inc. (Home Furnishings)	3,514	70,104
Bel Fuse, Inc. - Class B (Electronics)	2,008	70,340
Belden, Inc. (Electrical Components & Equipment)	13,052	355,406
Bell Microproducts, Inc. * (Distribution/Wholesale)	9,036	55,662
Benchmark Electronics, Inc. * (Electronics)	12,550	481,292
Black Box Corp. (Telecommunications)	3,012	144,727
Blue Coat Systems, Inc. * (Internet)	2,008	43,654
Boston Private Financial Holdings, Inc. (Banks)	4,518	152,663
Bowne & Co., Inc. (Commercial Services)	9,538	158,998
Brady Corp. - Class A (Electronics)	9,036	338,489
Briggs & Stratton Corp. (Machinery-Diversified)	15,562	550,427
Brightpoint, Inc. * (Distribution/Wholesale)	12,048	374,211
Bristow Group, Inc. * (Transportation)	4,016	124,094
Brookline Bancorp, Inc. (Savings & Loans)	18,574	287,711
Brooks Automation, Inc. * (Semiconductors)	22,088	314,533
Brown Shoe Co., Inc. (Retail)	5,522	289,795
Brush Engineered Materials, Inc. * (Mining)	5,522	109,060
Buckeye Technologies, Inc. * (Forest Products & Paper)	10,040	90,862
Building Materials Holding Corp. (Distribution/Wholesale)	5,020	178,913
Burlington Coat Factory Warehouse Corp. (Retail)	5,020	228,159
C&D Technologies, Inc. (Electrical Components & Equipment)	7,530	69,577
C-COR.net Corp. * (Telecommunications)	14,558	127,237
Cambrex Corp. (Biotechnology)	8,032	156,945

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Captaris, Inc. * (Software)	8,534	39,512
Caraustar Industries, Inc. * (Forest Products & Paper)	8,534	87,815
Carpenter Technology Corp. (Iron/Steel)	6,526	616,838
Carreker Corp. * (Computers)	3,514	22,595
Cascade Natural Gas Corp. (Gas)	3,514	69,226
Casey’s General Stores, Inc. (Retail)	15,060	344,422
Cash America International, Inc. (Retail)	5,522	165,770
Catapult Communications Corp. * (Computers)	1,004	13,353
CDI Corp. (Commercial Services)	3,514	101,098
Central Pacific Financial Corp. (Banks)	5,020	184,334
Central Parking Corp. (Commercial Services)	5,522	88,352
Central Vermont Public Service Corp. (Electric)	3,514	74,532
Century Aluminum Co. * (Mining)	7,028	298,339
CH Energy Group, Inc. (Electric)	4,016	192,768
Champion Enterprises, Inc. * (Home Builders)	15,060	225,298
Chaparral Steel Co. * (Iron/Steel)	7,028	456,258
Checkpoint Systems, Inc. * (Electronics)	6,526	175,419
Chemed Corp. (Commercial Services)	7,530	446,829
Chesapeake Corp. (Packaging & Containers)	6,024	83,613
Chittenden Corp. (Banks)	14,056	407,202
Ciber, Inc. * (Computers)	16,566	105,691
Clarcor, Inc. (Miscellaneous Manufacturing)	9,036	321,682
CLECO Corp. (Electric)	15,060	336,290
Cleveland-Cliffs, Inc. (Iron/Steel)	3,514	306,140
Coachmen Industries, Inc. (Home Builders)	4,016	45,702
Cognex Corp. (Machinery-Diversified)	8,534	252,948
Coherent, Inc. * (Electronics)	9,538	334,879
Cohu, Inc. (Semiconductors)	4,518	95,872
Colonial Properties Trust (REIT)	13,554	679,462
Commercial Metals Co. (Metal Fabricate/Hardware)	17,570	939,820
Commercial NET Lease Realty (REIT)	16,064	374,291
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	3,012	103,763
Community Bank System, Inc. (Banks)	9,036	201,774
CONMED Corp. * (Healthcare - Products)	5,522	105,746
Consolidated Graphics, Inc. * (Commercial Services)	3,514	183,150
Corn Products International, Inc. (Food)	22,088	653,143
Cost Plus, Inc. * (Retail)	3,514	60,089
CPI Corp. (Commercial Services)	2,008	40,963
Cross Country Healthcare, Inc. * (Commercial Services)	2,510	48,594
CryoLife, Inc. * (Biotechnology)	4,016	17,670
CTS Corp. (Electronics)	10,542	141,052
Cubic Corp. (Electronics)	4,518	108,161
Cyberonics, Inc. * (Healthcare - Products)	2,510	64,683

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cymer, Inc. * (Electronics)	5,522	250,920
Datascope Corp. (Healthcare - Products)	3,514	139,014
Delphi Financial Group, Inc. - Class A (Insurance)	8,534	440,610
Deltic Timber Corp. (Forest Products & Paper)	2,510	152,106
Digi International, Inc. * (Software)	6,024	70,300
Dime Community Bancshares, Inc. (Savings & Loans)	4,518	64,924
Diodes INC. * (Semiconductors)	1,004	41,666
Ditech Communications Corp. * (Telecommunications)	9,538	99,672
DJ Orthopedics, Inc. * (Healthcare - Products)	4,016	159,676
Downey Financial Corp. (Savings & Loans)	3,012	202,708
Dress Barn, Inc. * (Retail)	3,012	144,425
Drew Industries, Inc. * (Building Materials)	3,514	124,923
Drill-Quip, Inc. * (Oil & Gas Services)	1,004	71,133
DSP Group, Inc. * (Semiconductors)	3,514	101,941
EastGroup Properties, Inc. (REIT)	6,526	309,593
EDO Corp. (Aerospace/Defense)	2,008	61,947
EGL, Inc. * (Transportation)	9,538	429,210
El Paso Electric Co. * (Electric)	14,558	277,184
Electro Scientific Industries, Inc. * (Electronics)	8,534	188,857
ElkCorp (Building Materials)	2,510	84,713
EMCOR Group, Inc. * (Engineering & Construction)	9,036	448,728
Energen Corp. (Gas)	22,088	773,079
Entertainment Properties Trust (REIT)	7,530	316,109
Enzo Biochem, Inc. * (Biotechnology)	4,016	54,216
Epicor Software Corp. * (Software)	9,538	128,095
ESS Technology, Inc. * (Semiconductors)	10,542	34,999
Essex Property Trust, Inc. (REIT)	4,016	436,660
Esterline Technologies Corp. * (Aerospace/Defense)	7,530	321,907
Ethan Allen Interiors, Inc. (Home Furnishings)	6,024	253,128
Exar Corp. * (Semiconductors)	10,542	150,540
FEI Co. * (Electronics)	3,514	69,753
Fidelity Bankshares, Inc. (Savings & Loans)	3,012	101,294
Filenet Corp. * (Software)	7,028	189,897
Financial Federal Corp. (Diversified Financial Services)	3,012	88,252
First BanCorp. (Banks)	24,096	297,827
First Midwest Bancorp, Inc. (Banks)	8,032	293,730
First Republic Bank (Banks)	3,514	132,899
FirstFed Financial Corp. * (Savings & Loans)	2,008	120,098
Fleetwood Enterprises, Inc. * (Home Builders)	19,076	213,079
Flowers Foods, Inc. (Food)	15,562	462,191
Franklin Bank Corp. Houston * (Savings & Loans)	5,522	106,188
Fred’s, Inc. (Retail)	12,048	159,756
Frontier Airlines, Inc. * (Airlines)	11,044	85,039
Fuller (H.B.) Co. (Chemicals)	8,534	438,135

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
G & K Services, Inc. (Textiles)	3,514	149,486
Gardner Denver, Inc. * (Machinery-Diversified)	4,518	294,574
General Communication, Inc. - Class A * (Telecommunications)	5,020	60,692
Genesis Healthcare Corp. * (Healthcare - Services)	6,024	264,694
Gentiva Health Services, Inc. * (Healthcare - Services)	7,028	127,980
Georgia Gulf Corp. (Chemicals)	10,040	260,940
Gerber Scientific, Inc. * (Machinery-Diversified)	6,526	67,479
Gevity HR, Inc. (Commercial Services)	6,024	147,347
Glacier Bancorp, Inc. (Banks)	4,518	140,284
Glenborough Realty Trust, Inc. (REIT)	10,542	229,289
Global Imaging Systems, Inc. * (Office/Business Equipment)	2,510	95,330
Gold Banc Corp., Inc. (Banks)	6,024	110,360
Green Mountain Power Corp. (Electric)	1,506	43,508
Griffon Corp. * (Miscellaneous Manufacturing)	7,530	187,045
Group 1 Automotive, Inc. (Retail)	6,526	310,246
Gymboree Corp. * (Apparel)	6,024	156,865
Haemonetics Corp. * (Healthcare - Products)	3,012	152,919
Hain Celestial Group, Inc. * (Food)	9,036	236,653
Hancock Fabrics, Inc. (Retail)	5,522	20,100
Hanmi Financial CORP. (Banks)	4,016	72,529
Harbor Florida Bancshares, Inc. (Savings & Loans)	2,008	76,043
Harland (John H.) Co. (Household Products/Wares)	3,012	118,372
Harmonic, Inc. * (Telecommunications)	15,060	95,932
Haverty Furniture Cos., Inc. (Retail)	6,526	93,648
Healthcare Services Group, Inc. (Commercial Services)	4,518	96,504
Heidrick & Struggles International, Inc. * (Commercial Services)	3,514	127,488
Hologic, Inc. * (Healthcare - Products)	6,526	361,214
Hooper Holmes, Inc. (Commercial Services)	19,578	56,580
Hub Group, Inc. * (Transportation)	6,024	274,574
Hutchinson Technology, Inc. * (Computers)	7,530	227,180
Hyperion Solutions Corp. * (Software)	8,032	261,843
IDEX Corp. (Machinery-Diversified)	8,534	445,219
IHOP Corp. (Retail)	3,012	144,395
Infinity Property & Casualty Corp. (Insurance)	6,024	251,442
Infospace, Inc. * (Internet)	4,518	126,277
Input/Output, Inc. * (Oil & Gas Services)	21,084	204,726
Insight Enterprises, Inc. * (Retail)	14,056	309,373
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	4,518	120,179
Inter-Tel, Inc. (Software)	3,514	75,340
Interface, Inc. - Class A * (Office Furnishings)	14,558	201,046
Intermagnetics General Corp. * (Electrical Components & Equipment)	4,518	113,176
Invacare Corp. (Healthcare - Products)	5,020	155,921

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Irwin Financial Corp. (Banks)	2,510	48,518
Itron, Inc. * (Electronics)	3,514	210,313
J & J Snack Foods Corp. (Food)	2,008	67,449
J. Jill Group, Inc. * (Retail)	3,514	84,020
Jack in the Box, Inc. * (Retail)	4,016	174,696
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	8,032	214,775
JDA Software Group, Inc. * (Software)	5,020	72,489
JLG Industries, Inc. (Machinery - Construction & Mining)	17,068	525,524
Jo-Ann Stores, Inc. * (Retail)	7,028	94,597
Jos. A. Bank Clothiers, Inc. * (Retail)	502	24,071
K2, Inc. * (Leisure Time)	14,056	176,403
Kaman Corp. - Class A (Aerospace/Defense)	7,028	176,824
Kansas City Southern Industries, Inc. * (Transportation)	22,088	545,574
Kaydon Corp. (Metal Fabricate/Hardware)	8,534	344,432
Keane, Inc. * (Software)	13,554	213,476
Keithley Instruments, Inc. (Electronics)	4,518	69,396
Kellwood Co. (Apparel)	8,534	267,882
Kilroy Realty Corp. (REIT)	5,522	426,630
Kirby Corp. * (Transportation)	3,012	205,147
Kopin Corp. * (Semiconductors)	10,542	52,815
Kulicke & Soffa Industries, Inc. * (Semiconductors)	15,562	148,461
La-Z-Boy, Inc. (Home Furnishings)	15,562	264,555
Labor Ready, Inc. * (Commercial Services)	8,032	192,366
LaBranche & Co., Inc. * (Diversified Financial Services)	18,072	285,718
Laclede Group, Inc. (Gas)	6,526	224,625
Lance, Inc. (Food)	9,036	203,310
LandAmerica Financial Group, Inc. (Insurance)	5,020	340,607
Landry’s Restaurants, Inc. (Retail)	2,510	88,678
Laserscope * (Healthcare - Products)	3,012	71,234
Lawson Products, Inc. (Metal Fabricate/Hardware)	1,506	61,656
LCA-Vision, Inc. (Healthcare - Products)	3,012	150,931
Lennox International, Inc. (Building Materials)	17,068	509,649
Lenox Group, Inc. * (Toys/Games/Hobbies)	4,016	52,610
Lexington Corporate Properties Trust (REIT)	15,562	324,468
Libbey, Inc. (Housewares)	4,016	28,433
Lindsay Manufacturing Co. (Machinery-Diversified)	2,008	54,397
Littelfuse, Inc. * (Electrical Components & Equipment)	4,518	154,199
Live Nation, Inc. (Commercial Services)	14,558	288,831
LKQ Corp. * (Distribution/Wholesale)	3,514	73,126
Lone Star Steakhouse & Saloon, Inc. (Retail)	5,522	156,935
Lone Star Technologies, Inc. * (Oil & Gas Services)	5,020	278,158
Longs Drug Stores Corp. (Retail)	8,032	371,721
Ltc Properties, INC. (REIT)	5,020	116,765
Lufkin Industries, Inc. (Oil & Gas Services)	4,518	250,478

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Lydall, Inc. * (Miscellaneous Manufacturing)	5,020	48,443
M/I Schottenstein Homes, Inc. (Home Builders)	1,506	70,782
Macdermid, Inc. (Chemicals)	4,016	129,114
MAF Bancorp, Inc. (Savings & Loans)	5,020	219,725
MagneTek, Inc. * (Electrical Components & Equipment)	8,534	33,880
Manitowoc Co. (Machinery-Diversified)	4,518	411,816
MapInfo Corp. * (Software)	6,024	84,456
Marcus Corp. (Lodging)	6,526	130,194
MarineMax, Inc. * (Retail)	2,008	67,308
Massey Energy Co. (Coal)	14,056	507,000
Material Sciences Corp. * (Iron/Steel)	4,016	48,513
Matria Healthcare Inc * (Healthcare - Services)	3,514	133,391
Maverick Tube Corp. * (Oil & Gas Services)	6,024	319,212
Maximus, Inc. (Commercial Services)	2,510	90,310
Mesa Air Group, Inc. * (Airlines)	4,016	45,943
Methode Electronics, Inc. - Class A (Electronics)	11,044	120,269
MGI Pharma, Inc. * (Pharmaceuticals)	12,048	210,840
Micros Systems, Inc. * (Computers)	5,020	231,272
Microsemi Corp. * (Semiconductors)	9,538	277,651
Midas, Inc. * (Commercial Services)	2,510	54,894
Mobile Mini, Inc. * (Storage/Warehousing)	3,012	93,131
Monaco Coach Corp. (Home Builders)	8,032	107,629
Moog, Inc. - Class A * (Aerospace/Defense)	5,522	195,976
MRO Software, Inc. * (Software)	4,016	64,095
MTS Systems Corp. (Computers)	3,514	146,991
Mueller Industries, Inc. (Metal Fabricate/Hardware)	11,044	394,160
Myers Industries, Inc. (Miscellaneous Manufacturing)	9,538	152,513
Napster, Inc. * (Software)	9,036	30,542
Nash Finch Co. (Food)	4,016	120,078
National Presto Industries, Inc. (Housewares)	1,506	74,050
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	2,008	25,100
NCI Building Systems, Inc * (Building Materials)	6,526	390,059
NCO Group, Inc. * (Commercial Services)	9,538	226,528
Neenah Paper, Inc. (Forest Products & Paper)	4,518	147,965
NETGEAR, Inc. * (Telecommunications)	3,514	66,801
Network Equipment Technologies, Inc. * (Telecommunications)	7,530	29,894
New Century Financial Corp. (REIT)	7,530	346,531
New Jersey Resources Corp. (Gas)	4,016	181,724
Northwest Natural Gas Co. (Gas)	8,032	285,056
Novatel Wireless, Inc. * (Telecommunications)	5,020	44,929
NS Group, Inc. * (Metal Fabricate/Hardware)	4,518	207,964

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
O’Charley’s, Inc. * (Retail)	6,526	120,470
Oceaneering International, Inc. * (Oil & Gas Services)	3,012	172,588
Old Dominion Freight Line, Inc. * (Transportation)	4,518	121,760
OM Group, Inc. * (Chemicals)	4,518	103,914
Omnova Solutions, Inc. * (Chemicals)	12,048	73,734
On Assignment, Inc. * (Commercial Services)	5,020	55,120
Open Solutions, Inc. * (Software)	2,008	54,838
Oshkosh Truck Corp. (Auto Manufacturers)	10,040	624,889
Osteotech, Inc. * (Healthcare - Products)	5,020	21,988
Owens & Minor, Inc. (Distribution/Wholesale)	12,048	394,813
Oxford Industries, Inc. (Apparel)	4,016	205,338
PAREXEL International Corp. * (Commercial Services)	5,522	146,002
Park Electrochemical Corp. (Electronics)	6,024	177,708
Parkway Properties, Inc. (REIT)	4,016	175,419
Paxar Corp. * (Electronics)	7,028	137,538
PC-Tel, Inc. * (Internet)	6,526	62,128
Pegasus Systems, Inc. * (Leisure Time)	5,522	51,962
Penford Corp. (Chemicals)	2,510	40,361
Pep Boys-Manny, Moe & Jack (Retail)	16,064	242,727
Performance Food Group Co. * (Food)	11,044	344,462
Pericom Semiconductor Corp. * (Semiconductors)	8,032	79,196
Phillips-Van Heusen Corp. (Apparel)	6,526	249,358
Phoenix Technologies, Ltd. * (Software)	7,530	51,053
Photon Dynamics, Inc. * (Electronics)	3,012	56,475
Photronics, Inc. * (Semiconductors)	12,550	235,438
Piedmont Natural Gas Co., Inc. (Gas)	23,092	553,977
Pinnacle Entertainment, Inc. * (Entertainment)	14,056	395,958
Piper Jaffray * (Diversified Financial Services)	6,024	331,320
Planar Systems, Inc. * (Electronics)	4,518	76,445
Playtex Products Inc. * (Household Products/Wares)	11,044	115,631
PolyOne Corp. * (Chemicals)	27,610	257,325
Pope & Talbot, Inc. (Forest Products & Paper)	5,020	34,136
Power Integrations, Inc. * (Semiconductors)	4,016	99,516
Presidential Life Corp. (Insurance)	6,526	165,826
ProAssurance Corp. * (Insurance)	4,518	234,936
Progress Software Corp. * (Software)	5,020	146,032
Prosperity Bancshares, Inc. (Banks)	2,008	60,662
Provident Bankshares Corp. (Banks)	10,040	365,958
Quaker Chemical Corp. (Chemicals)	3,012	65,511
Quanex Corp. (Metal Fabricate/Hardware)	7,530	501,724
Quiksilver, Inc. * (Apparel)	14,558	201,774
Radiant Systems, Inc. * (Computers)	4,518	61,083
RadiSys Corp. * (Computers)	6,024	119,576
Ralcorp Holdings, Inc. * (Food)	3,012	114,607
RARE Hospitality International, Inc. * (Retail)	3,514	122,393

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Red Robin Gourmet Burgers, Inc. * (Retail)	2,510	118,472
Regal-Beloit Corp. (Hand/Machine Tools)	9,036	381,951
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	13,052	217,055
RehabCare Group, Inc. * (Healthcare - Services)	2,510	47,314
Reliance Steel & Aluminum Co. (Iron/Steel)	8,534	801,513
Republic Bancorp, Inc. (Banks)	22,590	271,984
Rewards Network, Inc. * (Commercial Services)	3,012	23,976
RLI Corp. (Insurance)	2,510	143,823
Robbins & Myers, Inc. (Machinery-Diversified)	3,514	75,902
Rock-Tenn Co. (Forest Products & Paper)	9,538	142,975
Rogers Corp. * (Electronics)	2,510	136,745
RTI International Metals, Inc. * (Mining)	4,518	247,812
Rudolph Technologies, Inc. * (Semiconductors)	3,012	51,355
Russ Berrie & Co., Inc. (Household Products/Wares)	3,514	53,413
Russell Corp. (Apparel)	10,040	138,552
Ryan’s Restaurant Group, Inc. * (Retail)	12,550	181,975
Ryerson Tull, Inc. (Iron/Steel)	7,530	201,503
Sanderson Farms, Inc. (Food)	2,008	44,979
Savient Pharmaceuticals, Inc. * (Biotechnology)	11,044	58,865
SBS Technologies, Inc. * (Electronics)	4,518	73,192
School Specialty, Inc. * (Retail)	4,016	138,552
Schulman (A.), Inc. (Chemicals)	9,036	223,641
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	4,518	108,432
SCPIE Holdings, Inc. * (Insurance)	3,012	73,794
SEACOR SMIT, Inc. * (Oil & Gas Services)	3,514	278,309
Secure Computing Corp. * (Internet)	10,040	115,862
Selective Insurance Group, Inc. (Insurance)	8,534	452,301
Shaw Group, Inc. * (Engineering & Construction)	10,040	305,216
Shurgard Storage Centers, Inc. - Class A (REIT)	14,056	936,550
Skyline Corp. (Home Builders)	2,008	83,091
SkyWest, Inc. (Airlines)	7,028	205,709
Skyworks Solutions, Inc. * (Semiconductors)	47,188	320,406
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	6,024	318,067
Sonic Automotive, Inc. (Retail)	9,036	250,839
Sourcecorp * (Commercial Services)	4,518	108,929
South Financial Group, Inc. (Banks)	22,088	577,601
South Jersey Industries, Inc. (Gas)	8,534	232,722
Southern Union Co. (Gas)	12,550	311,617
Southwest Gas Corp. (Gas)	11,546	322,711
Sovran Self Storage, Inc. (REIT)	5,020	277,104
Spectrum Brands, Inc. * (Household Products/Wares)	6,526	141,744

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Spherion Corp. * (Commercial Services)	18,072	187,949
SPSS, Inc. * (Software)	3,012	95,360
Stage Stores, Inc. (Retail)	8,032	238,952
Standard Microsystems Corp. * (Semiconductors)	3,514	91,294
Standard Motor Products, Inc. (Auto Parts & Equipment)	3,514	31,204
Standard Pacific Corp. (Home Builders)	20,582	691,966
Standard Register Co. (Household Products/Wares)	4,016	62,248
Standex International Corp. (Miscellaneous Manufacturing)	3,514	111,253
StarTek, Inc. (Commercial Services)	3,514	82,790
Steel Technologies, Inc. (Iron/Steel)	3,514	85,390
Stein Mart, Inc. (Retail)	4,016	69,959
Sterling Bancshares, Inc. (Banks)	6,526	117,794
Sterling Financial Corp. - Spokane (Savings & Loans)	10,542	305,718
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	8,534	311,320
Stewart Information Services Corp. (Insurance)	5,522	259,976
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	6,526	52,077
Superior Industries International, Inc. (Auto Parts & Equipment)	7,028	136,062
Supertex, Inc. * (Semiconductors)	2,008	75,541
Susquehanna Bancshares, Inc. (Banks)	14,056	362,223
SWS Group, Inc. (Diversified Financial Services)	4,518	118,146
Symmetricom, Inc. * (Telecommunications)	14,056	120,179
Technitrol, Inc. (Electronics)	12,048	288,911
Teledyne Technologies, Inc. * (Aerospace/Defense)	4,016	142,970
Tetra Tech, Inc. * (Environmental Control)	9,036	172,497
TETRA Technologies, Inc. * (Oil & Gas Services)	5,522	259,755
Texas Industries, Inc. (Building Materials)	7,028	425,124
The Cato Corp. - Class A (Retail)	9,538	227,577
The Finish Line, Inc. - Class A (Retail)	6,526	107,353
The Great Atlantic & Pacific Tea Co., Inc. * (Food)	5,522	192,883
The Men’s Wearhouse, Inc. (Retail)	9,036	324,754
The Steak n Shake Co. * (Retail)	3,514	74,145
The Stride Rite Corp. (Apparel)	11,044	159,917
Theragenics Corp. * (Pharmaceuticals)	9,538	30,140
Thomas Nelson, Inc. (Media)	3,514	102,785
THQ, Inc. * (Software)	19,076	493,879
Tollgrade Communications, Inc. * (Telecommunications)	4,016	59,758
Toro Co. (Housewares)	4,518	215,735
Town & Country Trust (REIT)	1,506	61,129
Tredegar Corp. (Miscellaneous Manufacturing)	8,534	135,776
TreeHouse Foods, Inc. * (Food)	4,016	106,625

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Triarc Cos., Inc. (Retail)	6,526	114,074
Trimble Navigation, Ltd. * (Electronics)	6,526	293,996
Triumph Group, Inc. * (Aerospace/Defense)	4,518	199,967
Tronox, Inc. - Class B * (Chemicals)	12,550	213,225
TrustCo Bank Corp. NY (Banks)	22,590	274,920
Tuesday Morning Corp. (Retail)	4,016	92,729
UGI Corp. (Gas)	31,626	666,359
UICI (Insurance)	10,353	382,957
UIL Holdings Corp. (Electric)	4,016	210,238
Ultratech Stepper, Inc. * (Semiconductors)	5,020	122,890
Umpqua Holdings Corp. (Banks)	5,522	157,377
Unisource Energy Corp. (Electric)	10,542	321,531
United Bankshares, Inc. (Banks)	11,044	422,654
United Fire & Casualty Co. (Insurance)	3,012	99,095
United Natural Foods, Inc. * (Food)	4,518	157,994
United Stationers, Inc. * (Distribution/Wholesale)	9,538	506,467
Universal Forest Products, Inc. (Building Materials)	2,510	159,360
Universal Technical Institute, Inc. * (Commercial Services)	3,514	105,771
URS Corp. * (Engineering & Construction)	7,028	282,877
Valmont Industries, Inc. (Metal Fabricate/Hardware)	3,012	126,624
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	8,032	225,539
Veeco Instruments, Inc. * (Semiconductors)	5,522	128,939
Ventiv Health, Inc. * (Advertising)	5,522	183,441
Veritas DGC, Inc. * (Oil & Gas Services)	10,542	478,501
Viad Corp. (Commercial Services)	6,526	223,711
ViaSat, Inc. * (Telecommunications)	2,510	71,912
Viasys Healthcare, Inc. * (Healthcare - Products)	6,024	181,202
Vicor Corp. (Electrical Components & Equipment)	4,016	79,236
Vital Signs, Inc. (Healthcare - Products)	1,004	55,150
Volt Information Sciences, Inc. * (Commercial Services)	2,510	76,706
Wabash National Corp. (Auto Manufacturers)	9,538	188,376
Watsco, Inc. (Distribution/Wholesale)	4,016	285,337
Watson Wyatt & Co. Holdings (Commercial Services)	4,016	130,841
Watts Industries, Inc. - Class A (Electronics)	7,530	273,640
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	15,562	220,513
WD-40 Co. (Household Products/Wares)	2,008	61,947
Wellman, Inc. (Chemicals)	5,020	31,927
Whitney Holding Corp. (Banks)	19,076	676,436
WMS Industries, Inc. * (Leisure Time)	4,016	120,882
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	4,518	18,162
Wolverine World Wide, Inc. (Apparel)	9,036	199,967
See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Woodward Governor Co. (Electronics)	6,024	200,298
X-Rite, Inc. (Electronics)	3,514	46,666
Zale Corp. * (Retail)	14,558	408,062
Zenith National Insurance Corp. (Insurance)	5,020	241,613

TOTAL COMMON STOCKS (Cost $83,911,211)		90,135,904

	Principal Amount
Repurchase Agreements (1.1%)

UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $1,001,371 (Collateralized by $1,057,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $1,021,827)	$1,001,000	1,001,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,001,000)		1,001,000

TOTAL INVESTMENT SECURITIES (Cost $84,912,211) - 101.2% of net assets		$91,136,904

Percentages indicated are based on net assets of $90,036,028.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $154,040)	2	$7,523

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.2%
Aerospace/Defense	1.8%
Agriculture	0.1%
Airlines	0.4%
Apparel	1.8%
Auto Manufacturers	0.9%
Auto Parts & Equipment	0.2%
Banks	6.0%
Biotechnology	0.6%
Building Materials	2.0%
Chemicals	2.3%
Coal	0.6%
Commercial Services	4.6%
Computers	1.2%
Distribution/Wholesale	2.1%
Diversified Financial Services	0.9%
Electric	2.4%
Electrical Components & Equipment	1.2%
Electronics	5.0%
Engineering & Construction	1.3%
Entertainment	0.4%
Environmental Control	0.7%
Food	3.0%
Forest Products & Paper	1.1%
Gas	4.7%
Hand/Machine Tools	0.7%
Healthcare-Products	1.8%
Healthcare-Services	0.6%
Home Builders	1.6%
Home Furnishings	0.7%
Household Products/Wares	0.6%

See accompanying notes to the Schedules of Portfolio Investments.

Housewares	0.4%
Insurance	3.4%
Internet	0.4%
Iron/Steel	2.8%
Leisure Time	0.5%
Lodging	0.4%
Machinery-Construction & Mining	0.8%
Machinery-Diversified	3.4%
Media	0.1%
Metal Fabricate/Hardware	3.0%
Mining	0.8%
Miscellaneous Manufacturing	2.7%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	0.2%
Oil & Gas Services	2.6%
Packaging & Containers	0.1%
Pharmaceuticals	0.5%
Real Estate Investment Trust	5.9%
Retail	6.9%
Saving & Loans	2.0%
Semiconductors	3.5%
Software	2.7%
Storage/Warehousing	0.1%
Telecommunications	2.2%
Textiles	0.2%
Toys/Games/Hobbies	0.3%
Transportation	2.2%
Water	0.2%
Other**	1.1%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap Growth ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.7%)
4Kids Entertainment, Inc. * (Media)	1,122	$19,287
A.S.V., Inc. * (Auto Manufacturers)	2,992	96,402
Aaron Rents, Inc. (Commercial Services)	3,366	91,454
Administaff, Inc. (Commercial Services)	1,496	81,323
ADVO, Inc. (Advertising)	5,236	167,552
Aeroflex, Inc. * (Telecommunications)	4,862	66,755
Albany International Corp. - Class A (Machinery-Diversified)	2,244	85,474
Alpharma, Inc. (Pharmaceuticals)	2,244	60,184
Altiris, Inc. * (Software)	2,618	57,622
AMCOL International Corp. (Mining)	1,870	53,856
Amedisys, Inc. * (Healthcare - Services)	2,618	90,976
American Medical Systems Holdings, Inc. * (Healthcare - Products)	11,968	269,280
AMERIGROUP Corp. * (Healthcare - Services)	8,976	188,855
AmSurg Corp. * (Healthcare - Services)	5,236	118,805
Analogic Corp. (Electronics)	1,122	74,276
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,496	45,344
ANSYS, Inc. * (Software)	5,610	303,782
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,244	123,981
Arbitron, Inc. (Commercial Services)	5,236	177,082
Arctic Cat, Inc. (Leisure Time)	1,122	26,995
Armor Holdings, Inc. * (Aerospace/Defense)	2,618	152,603
ArQule, Inc. * (Biotechnology)	2,618	15,027
ArthroCare Corp. * (Healthcare - Products)	4,114	196,731
ATMI, Inc. * (Semiconductors)	2,244	67,769
Atwood Oceanics, Inc. * (Oil & Gas)	1,122	113,333
Avid Technology, Inc. * (Software)	2,618	113,778
Aztar Corp. * (Lodging)	3,366	141,338
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	3,740	53,819
BankUnited Financial Corp. - Class A (Savings & Loans)	1,870	50,565
Bel Fuse, Inc. - Class B (Electronics)	748	26,202
Biolase Technology, Inc. (Healthcare - Products)	4,114	39,289
Biosite Diagnostics, Inc. * (Healthcare - Products)	2,992	155,375
Black Box Corp. (Telecommunications)	1,122	53,912
Blue Coat Systems, Inc. * (Internet)	1,122	24,392
Boston Private Financial Holdings, Inc. (Banks)	3,366	113,737
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	2,244	33,368

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Brady Corp. - Class A (Electronics)	3,366	126,090
Bristow Group, Inc. * (Transportation)	1,870	57,783
Building Materials Holding Corp. (Distribution/Wholesale)	2,244	79,976
Cabot Oil & Gas Corp. (Oil & Gas)	8,228	394,368
CACI International, Inc. - Class A * (Computers)	5,236	344,266
CARBO Ceramics, Inc. (Oil & Gas Services)	3,366	191,559
Carreker Corp. * (Computers)	1,496	9,619
Cash America International, Inc. (Retail)	1,870	56,137
Catapult Communications Corp. * (Computers)	1,122	14,923
CEC Entertainment, Inc. * (Retail)	5,984	201,182
Centene Corp. * (Healthcare - Services)	7,480	218,192
Central Pacific Financial Corp. (Banks)	2,618	96,133
Ceradyne, Inc. * (Miscellaneous Manufacturing)	4,488	223,951
Cerner Corp. * (Software)	10,472	496,897
Champion Enterprises, Inc. * (Home Builders)	4,114	61,545
Checkpoint Systems, Inc. * (Electronics)	2,618	70,372
Christopher & Banks Corp. (Retail)	5,984	138,889
Cimarex Energy Co. (Oil & Gas)	14,212	614,810
Clarcor, Inc. (Miscellaneous Manufacturing)	3,740	133,144
Cleveland-Cliffs, Inc. (Iron/Steel)	1,870	162,914
CNS, Inc. (Household Products/Wares)	2,618	56,392
Cognex Corp. (Machinery-Diversified)	3,366	99,768
Cohu, Inc. (Semiconductors)	1,122	23,809
Coinstar, Inc. * (Commercial Services)	4,862	125,974
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	2,244	77,306
Comtech Telecommunications Corp. * (Telecommunications)	3,366	98,186
CONMED Corp. * (Healthcare - Products)	1,870	35,811
Connetics Corp. * (Pharmaceuticals)	5,984	101,309
Cooper Cos., Inc. (Healthcare - Products)	7,480	404,144
Cost Plus, Inc. * (Retail)	1,870	31,977
Cross Country Healthcare, Inc. * (Commercial Services)	2,244	43,444
CryoLife, Inc. * (Biotechnology)	1,496	6,582
Curtiss-Wright Corp. (Aerospace/Defense)	3,740	247,587
Cyberonics, Inc. * (Healthcare - Products)	2,244	57,828
Cymer, Inc. * (Electronics)	2,992	135,956
Daktronics, Inc. (Electronics)	2,618	95,557
Delta & Pine Land Co. (Agriculture)	6,358	191,757
Deltic Timber Corp. (Forest Products & Paper)	748	45,329
Dendrite International, Inc. * (Software)	7,480	102,102
Diagnostic Products Corp. (Healthcare - Products)	4,114	195,950
Digital Insight Corp. * (Internet)	5,984	217,818
Dime Community Bancshares, Inc. (Savings & Loans)	2,244	32,246
Diodes INC. * (Semiconductors)	2,618	108,647

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Dionex Corp. * (Electronics)	3,366	206,942
DJ Orthopedics, Inc. * (Healthcare - Products)	1,496	59,481
Downey Financial Corp. (Savings & Loans)	1,870	125,851
Dress Barn, Inc. * (Retail)	1,870	89,667
Drew Industries, Inc. * (Building Materials)	748	26,591
Drill-Quip, Inc. * (Oil & Gas Services)	748	52,996
DSP Group, Inc. * (Semiconductors)	2,992	86,798
East-West Bancorp, Inc. (Banks)	9,724	374,861
EDO Corp. (Aerospace/Defense)	1,496	46,152
eFunds Corp. * (Software)	7,854	202,947
ElkCorp (Building Materials)	1,496	50,490
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	3,740	128,282
Enzo Biochem, Inc. * (Biotechnology)	2,618	35,343
Epicor Software Corp. * (Software)	3,366	45,205
EPIQ Systems, Inc. * (Software)	2,244	42,636
Essex Property Trust, Inc. (REIT)	1,496	162,660
Ethan Allen Interiors, Inc. (Home Furnishings)	2,244	94,293
FactSet Research Systems, Inc. (Computers)	5,984	265,390
FEI Co. * (Electronics)	2,244	44,543
Fidelity Bankshares, Inc. (Savings & Loans)	2,244	75,466
Filenet Corp. * (Software)	3,366	90,949
Financial Federal Corp. (Diversified Financial Services)	2,618	76,707
First Midwest Bancorp, Inc. (Banks)	3,366	123,095
First Republic Bank (Banks)	1,870	70,723
FirstFed Financial Corp. * (Savings & Loans)	1,496	89,476
Flagstar Bancorp, Inc. (Savings & Loans)	5,984	90,358
FLIR Systems, Inc. * (Electronics)	11,968	340,011
Forward Air Corp. (Transportation)	5,236	195,250
Fossil, Inc. * (Household Products/Wares)	8,228	152,876
Franklin Bank Corp. Houston * (Savings & Loans)	1,122	21,576
Fremont General Corp. (Banks)	11,220	241,903
Frontier Oil Corp. (Oil & Gas)	9,724	577,119
G & K Services, Inc. (Textiles)	1,496	63,640
Gardner Denver, Inc. * (Machinery-Diversified)	1,870	121,924
GenCorp, Inc. * (Aerospace/Defense)	9,350	192,143
General Communication, Inc. - Class A * (Telecommunications)	5,236	63,303
Genesco, Inc. * (Retail)	3,740	145,449
Gevity HR, Inc. (Commercial Services)	1,122	27,444
Glacier Bancorp, Inc. (Banks)	2,992	92,902
Global Imaging Systems, Inc. * (Office/Business Equipment)	2,618	99,432
Global Payments, Inc. (Software)	11,220	594,773
Gold Banc Corp., Inc. (Banks)	2,992	54,813
Greatbatch, Inc. * (Electrical Components & Equipment)	3,740	81,943
Guitar Center, Inc. * (Retail)	4,488	214,078
Gymboree Corp. * (Apparel)	1,870	48,695
Haemonetics Corp. * (Healthcare - Products)	2,992	151,904

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hanmi Financial CORP. (Banks)	4,488	81,053
Hansen Natural Corp. * (Beverages)	2,244	282,856
Harbor Florida Bancshares, Inc. (Savings & Loans)	2,244	84,980
Harland (John H.) Co. (Household Products/Wares)	3,366	132,284
Harmonic, Inc. * (Telecommunications)	3,740	23,824
Headwaters, Inc. * (Energy - Alternate Sources)	7,106	282,748
Healthcare Services Group, Inc. (Commercial Services)	1,870	39,943
Healthways, Inc. * (Healthcare - Services)	5,610	285,773
Heartland Express, Inc. (Transportation)	7,854	171,139
Heidrick & Struggles International, Inc. * (Commercial Services)	1,122	40,706
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	13,464	510,285
Hibbett Sporting Goods, Inc. * (Retail)	5,984	197,412
Hilb, Rogal, & Hobbs Co. (Insurance)	5,984	246,660
Hologic, Inc. * (Healthcare - Products)	3,740	207,009
Hot Topic, Inc. * (Retail)	7,854	113,883
Hydril Co. * (Oil & Gas Services)	3,366	262,380
Hyperion Solutions Corp. * (Software)	5,610	182,886
ICU Medical, Inc. * (Healthcare - Products)	2,244	81,210
IDEX Corp. (Machinery-Diversified)	4,114	214,627
IDEXX Laboratories, Inc. * (Healthcare - Products)	5,610	484,479
IHOP Corp. (Retail)	1,496	71,718
Immucor, Inc. * (Healthcare - Products)	7,854	225,331
Infospace, Inc. * (Internet)	2,244	62,720
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	2,244	59,690
Integra LifeSciences Holdings * (Biotechnology)	2,992	122,613
Inter-Tel, Inc. (Software)	1,870	40,093
Intermagnetics General Corp. * (Electrical Components & Equipment)	3,740	93,688
Internet Security Systems, Inc. * (Internet)	6,732	161,433
Intrado, Inc. * (Telecommunications)	2,992	77,732
Invacare Corp. (Healthcare - Products)	2,618	81,315
Investment Technology Group, Inc. * (Diversified Financial Services)	7,106	353,879
iPayment Holdings, Inc. * (Commercial Services)	2,244	96,155
Irwin Financial Corp. (Banks)	1,496	28,918
Itron, Inc. * (Electronics)	2,244	134,303
J & J Snack Foods Corp. (Food)	748	25,125
J. Jill Group, Inc. * (Retail)	1,496	35,769
J2 Global Communications, Inc. * (Internet)	4,114	193,358
Jack in the Box, Inc. * (Retail)	3,740	162,690
JDA Software Group, Inc. * (Software)	2,244	32,403
JLG Industries, Inc. (Machinery - Construction & Mining)	8,228	253,340
Jos. A. Bank Clothiers, Inc. * (Retail)	1,870	89,667
K-Swiss, Inc. - Class A (Apparel)	4,488	135,268

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Kensey Nash Corp. * (Healthcare - Products)	1,870	53,482
Kilroy Realty Corp. (REIT)	1,870	144,476
Kirby Corp. * (Transportation)	2,618	178,312
Knight Transportation, Inc. (Transportation)	9,350	184,663
Komag, Inc. * (Computers)	5,236	249,234
Kopin Corp. * (Semiconductors)	5,610	28,106
Kronos, Inc. * (Computers)	5,610	209,758
Labor Ready, Inc. * (Commercial Services)	4,488	107,488
Landry’s Restaurants, Inc. (Retail)	1,496	52,854
Landstar System, Inc. (Transportation)	10,098	445,523
Laserscope * (Healthcare - Products)	1,870	44,226
LCA-Vision, Inc. (Healthcare - Products)	1,870	93,706
Lindsay Manufacturing Co. (Machinery-Diversified)	1,122	30,395
Littelfuse, Inc. * (Electrical Components & Equipment)	1,496	51,058
Live Nation, Inc. (Commercial Services)	3,366	66,781
LKQ Corp. * (Distribution/Wholesale)	5,610	116,744
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,244	124,340
Ltc Properties, INC. (REIT)	748	17,398
M/I Schottenstein Homes, Inc. (Home Builders)	1,122	52,734
Macdermid, Inc. (Chemicals)	1,870	60,121
MAF Bancorp, Inc. (Savings & Loans)	1,870	81,850
Manhattan Associates, Inc. * (Computers)	4,862	106,964
Manitowoc Co. (Machinery-Diversified)	2,618	238,631
ManTech International Corp. - Class A * (Software)	2,992	99,394
MarineMax, Inc. * (Retail)	1,496	50,146
Massey Energy Co. (Coal)	4,862	175,372
Matria Healthcare Inc * (Healthcare - Services)	1,496	56,788
Maverick Tube Corp. * (Oil & Gas Services)	3,740	198,183
Maximus, Inc. (Commercial Services)	1,870	67,283
Medicis Pharmaceutical Corp. (Pharmaceuticals)	9,350	304,811
Mentor Corp. (Healthcare - Products)	6,358	288,081
Mercury Computer Systems, Inc. * (Computers)	3,740	60,588
Merit Medical Systems, Inc. * (Healthcare - Products)	4,488	53,901
Meritage Homes Corp. * (Home Builders)	4,114	226,105
Mesa Air Group, Inc. * (Airlines)	2,618	29,950
MGI Pharma, Inc. * (Pharmaceuticals)	6,358	111,265
Micros Systems, Inc. * (Computers)	3,740	172,302
Microsemi Corp. * (Semiconductors)	5,236	152,419
Midas, Inc. * (Commercial Services)	748	16,359
MIVA, Inc. * (Internet)	4,862	19,837
Mobile Mini, Inc. * (Storage/Warehousing)	2,992	92,513
Moog, Inc. - Class A * (Aerospace/Defense)	2,618	92,913
MRO Software, Inc. * (Software)	1,496	23,876

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
MTS Systems Corp. (Computers)	1,496	62,578
Multimedia Games, Inc. * (Leisure Time)	4,488	66,781
Napster, Inc. * (Software)	2,244	7,585
Nara Bancorp, Inc. (Banks)	3,366	59,073
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	748	9,350
NBTY, Inc. * (Pharmaceuticals)	9,724	218,985
Neoware Systems, INC. * (Software)	3,366	99,701
NETGEAR, Inc. * (Telecommunications)	3,740	71,097
New Century Financial Corp. (REIT)	5,236	240,961
New Jersey Resources Corp. (Gas)	2,244	101,541
Novatel Wireless, Inc. * (Telecommunications)	2,244	20,084
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	4,114	74,093
NS Group, Inc. * (Metal Fabricate/Hardware)	1,122	51,646
NVR, Inc. * (Home Builders)	748	552,736
Oceaneering International, Inc. * (Oil & Gas Services)	2,992	171,442
Odyssey Healthcare, Inc. * (Healthcare - Services)	5,984	102,985
Old Dominion Freight Line, Inc. * (Transportation)	2,244	60,476
OM Group, Inc. * (Chemicals)	2,244	51,612
On Assignment, Inc. * (Commercial Services)	1,496	16,426
Open Solutions, Inc. * (Software)	2,244	61,284
Oshkosh Truck Corp. (Auto Manufacturers)	6,732	419,000
P.F. Chang’s China Bistro, Inc. * (Retail)	4,488	221,214
Panera Bread Co. - Class A * (Retail)	5,236	393,641
Papa John’s International, Inc. * (Retail)	3,740	122,709
PAREXEL International Corp. * (Commercial Services)	1,496	39,554
Paxar Corp. * (Electronics)	2,244	43,915
Pediatrix Medical Group, Inc. * (Healthcare - Services)	4,114	422,260
Peet’s Coffee & Tea, Inc. * (Beverages)	2,244	67,320
Penn Virginia Corp. (Oil & Gas)	3,366	238,986
Per-Se Technologies, Inc. * (Software)	5,984	159,533
Petroleum Development * (Oil & Gas)	2,992	135,717
Philadelphia Consolidated Holding Corp. * (Insurance)	8,976	306,441
Phillips-Van Heusen Corp. (Apparel)	2,618	100,034
Photon Dynamics, Inc. * (Electronics)	1,122	21,038
Playtex Products Inc. * (Household Products/Wares)	4,488	46,989
Polaris Industries, Inc. (Leisure Time)	7,106	387,703
PolyMedica Corp. (Healthcare - Products)	4,114	174,269
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	2,618	122,601
Possis Medical, Inc. * (Healthcare - Products)	2,992	30,399
Power Integrations, Inc. * (Semiconductors)	2,992	74,142
Pre-Paid Legal Services, Inc. (Commercial Services)	1,870	66,348

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
PrivateBancorp, Inc. (Banks)	2,992	124,138
ProAssurance Corp. * (Insurance)	2,992	155,584
Progress Software Corp. * (Software)	4,114	119,676
Prosperity Bancshares, Inc. (Banks)	2,618	79,090
Quality Systems Inc. (Software)	2,992	99,035
Quiksilver, Inc. * (Apparel)	11,968	165,877
Radiant Systems, Inc. * (Computers)	1,496	20,226
Ralcorp Holdings, Inc. * (Food)	3,366	128,076
RARE Hospitality International, Inc. * (Retail)	3,740	130,264
Red Robin Gourmet Burgers, Inc. * (Retail)	1,122	52,958
RehabCare Group, Inc. * (Healthcare - Services)	1,496	28,200
Remington Oil & Gas Corp. * (Oil & Gas)	4,114	177,807
ResMed, Inc. * (Healthcare - Products)	11,968	526,352
Respironics, Inc. * (Healthcare - Products)	12,342	480,226
Rewards Network, Inc. * (Commercial Services)	1,870	14,885
RLI Corp. (Insurance)	2,244	128,581
Rogers Corp. * (Electronics)	1,122	61,127
RTI International Metals, Inc. * (Mining)	1,496	82,056
Rudolph Technologies, Inc. * (Semiconductors)	748	12,753
Sanderson Farms, Inc. (Food)	1,496	33,510
Savient Pharmaceuticals, Inc. * (Biotechnology)	4,114	21,928
ScanSource, Inc. * (Distribution/Wholesale)	2,244	135,560
School Specialty, Inc. * (Retail)	1,870	64,515
SCP Pool Corp. (Distribution/Wholesale)	8,976	421,064
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,496	118,483
Secure Computing Corp. * (Internet)	2,244	25,896
Select Comfort Corp. * (Retail)	5,984	236,667
SFBC International, Inc. * (Commercial Services)	2,992	72,945
Shaw Group, Inc. * (Engineering & Construction)	7,854	238,762
Shuffle Master, Inc. * (Entertainment)	5,984	213,868
Sierra Health Services, Inc. * (Healthcare - Services)	8,976	365,323
Simpson Manufacturing Co., Inc. (Building Materials)	6,358	275,302
SkyWest, Inc. (Airlines)	5,984	175,152
Sonic Corp. * (Retail)	10,098	354,743
Sonic Solutions * (Electronics)	4,114	74,505
Southern Union Co. (Gas)	9,724	241,447
Spectrum Brands, Inc. * (Household Products/Wares)	2,618	56,863
SPSS, Inc. * (Software)	748	23,682
St. Mary Land & Exploration Co. (Oil & Gas)	9,724	397,031
Standard Microsystems Corp. * (Semiconductors)	1,496	38,866
Stein Mart, Inc. (Retail)	2,244	39,090
Sterling Bancshares, Inc. (Banks)	4,114	74,258

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Stone Energy Corp. * (Oil & Gas)	4,488	198,055
Sunrise Assisted Living, Inc. * (Healthcare - Services)	7,106	276,921
Supertex, Inc. * (Semiconductors)	1,122	42,210
SurModics, Inc. * (Healthcare - Products)	2,618	92,572
Swift Energy Co. * (Oil & Gas)	4,862	182,131
Sybron Dental Special, Inc. * (Healthcare - Products)	6,732	277,628
Synaptics, Inc. * (Computers)	4,114	90,467
Take-Two Interactive Software, Inc. * (Software)	11,968	223,323
TALX Corp. (Computers)	5,610	159,773
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,366	119,830
Tetra Tech, Inc. * (Environmental Control)	4,862	92,816
TETRA Technologies, Inc. * (Oil & Gas Services)	2,992	140,744
The Children’s Place Retail Stores, Inc. * (Retail)	3,740	216,546
The Finish Line, Inc. - Class A (Retail)	3,740	61,523
The Men’s Wearhouse, Inc. (Retail)	3,740	134,416
The Nautilus Group, Inc. (Leisure Time)	5,610	83,870
The Steak n Shake Co. * (Retail)	2,618	55,240
Too, Inc. * (Retail)	5,610	192,704
Toro Co. (Housewares)	4,862	232,161
Town & Country Trust (REIT)	2,244	91,084
Tractor Supply Co. * (Retail)	5,610	372,166
TreeHouse Foods, Inc. * (Food)	2,992	79,438
Triarc Cos., Inc. (Retail)	5,610	98,063
Trimble Navigation, Ltd. * (Electronics)	5,610	252,731
Tuesday Morning Corp. (Retail)	2,244	51,814
UCBH Holdings, Inc. (Banks)	16,082	304,271
Ultratech Stepper, Inc. * (Semiconductors)	1,496	36,622
Umpqua Holdings Corp. (Banks)	4,488	127,908
Unit Corp. * (Oil & Gas)	7,854	437,861
United Fire & Casualty Co. (Insurance)	1,122	36,914
United Natural Foods, Inc. * (Food)	4,488	156,946
United Surgical Partners International, Inc. * (Healthcare - Services)	7,480	264,867
Universal Forest Products, Inc. (Building Materials)	1,496	94,981
Universal Technical Institute, Inc. * (Commercial Services)	1,870	56,287
URS Corp. * (Engineering & Construction)	3,366	135,482
USANA Health Sciences, Inc. * (Pharmaceuticals)	1,870	78,016
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,122	47,169
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,862	136,525
Veeco Instruments, Inc. * (Semiconductors)	1,496	34,932
Ventiv Health, Inc. * (Advertising)	1,496	49,697
Vertrue, Inc. * (Commercial Services)	1,496	62,533
ViaSat, Inc. * (Telecommunications)	2,244	64,291

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Viasys Healthcare, Inc. * (Healthcare - Products)	1,870	56,250
Vicor Corp. (Electrical Components & Equipment)	1,122	22,137
Vital Signs, Inc. (Healthcare - Products)	374	20,544
W-H Energy Services, Inc. * (Oil & Gas Services)	4,862	216,310
Waste Connections, Inc. * (Environmental Control)	7,854	312,667
Watsco, Inc. (Distribution/Wholesale)	1,870	132,864
Watson Wyatt & Co. Holdings (Commercial Services)	4,862	158,404
WD-40 Co. (Household Products/Wares)	1,496	46,152
WebEx Communications, Inc. * (Internet)	5,984	201,481
Websense, Inc. * (Internet)	8,228	226,928
Winnebago Industries, Inc. (Home Builders)	5,610	170,207
Wintrust Financial Corp. (Banks)	4,114	239,311
WMS Industries, Inc. * (Leisure Time)	1,496	45,030
Wolverine World Wide, Inc. (Apparel)	4,488	99,319
Woodward Governor Co. (Electronics)	2,244	74,613
World Acceptance Corp. * (Diversified Financial Services)	2,992	81,981
World Fuel Services Corp. (Retail)	4,862	196,619
X-Rite, Inc. (Electronics)	1,122	14,900
Zenith National Insurance Corp. (Insurance)	3,366	162,006

TOTAL COMMON STOCKS (Cost $40,296,164)		47,913,978

	Principal Amount
Repurchase Agreements (0.3%)

UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $149,055 (Collateralized by $158,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $152,742)	$149,000	149,000

TOTAL REPURCHASE AGREEMENTS (Cost $149,000)		149,000

TOTAL INVESTMENT SECURITIES (Cost $40,445,164) - 100.0% of net assets		$48,062,978

Percentages indicated are based on net assets of $48,070,430.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $154,040)	2	$7,523

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.5%
Aerospace/Defense	1.8%
Agriculture	0.4%
Airlines	0.4%
Apparel	1.1%
Auto Manufacturers	1.1%
Banks	4.8%
Beverages	0.7%
Biotechnology	0.4%
Building Materials	0.9%
Chemicals	0.2%
Coal	0.4%
Commercial Services	3.1%
Computers	3.7%
Distribution/Wholesale	1.8%
Diversified Financial Services	1.3%
Electrical Components & Equipment	0.5%
Electronics	3.7%
Energy-Alternate Sources	0.6%
Engineering & Construction	0.9%
Entertainment	0.4%
Environmental Control	0.8%
Food	0.9%
Forest Products & Paper	0.1%
Gas	0.7%
Healthcare-Products	10.1%
Healthcare-Services	5.0%
Home Builders	2.2%
Home Furnishings	0.2%
Household Products/Wares	1.0%
Housewares	0.5%
Insurance	2.2%
Internet	2.4%
Iron/Steel	0.3%
Leisure Time	1.3%
Lodging	0.3%
Machinery–Construction & Mining	0.5%
Machinery-Diversified	1.6%
Media	NM
Metal Fabricate/Hardware	0.2%
Mining	0.3%
Miscellaneous Manufacturing	1.3%
Office/Business Equipment	0.2%
Oil & Gas	7.2%
Oil & Gas Services	4.1%
Pharmaceuticals	2.1%
Real Estate Investment Trust	1.4%
Retail	9.7%
Savings & Loans	1.6%
Semiconductors	1.8%
Software	6.7%
Storage/Warehousing	0.2%
Telecommunications	1.3%
Textiles	0.1%
Transportation	2.7%
Other**	0.3%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Europe 30 ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.5%)
Alcon, Inc. (Healthcare - Products)	6,657	$694,059
ASM Lithography Holding N.V. * (Semiconductors)	32,968	671,558
AstraZeneca PLC (Pharmaceuticals)	21,239	1,066,835
Autoliv, Inc. (Auto Parts & Equipment)	10,461	591,883
BP Amoco PLC (Oil & Gas)	31,700	2,185,398
Business Objects S.A. * (Software)	17,752	647,415
DaimlerChrysler AG (Auto Manufacturers)	18,069	1,037,341
Elan Corp. PLC * (Pharmaceuticals)	74,812	1,080,285
GlaxoSmithKline PLC (Pharmaceuticals)	28,847	1,508,987
HSBC Holdings PLC (Banks)	20,922	1,752,845
Koninklijke (Royal) Phillips Electronics NV (Electronics)	26,628	896,032
Mittal Steel Co. NV - Class A (Iron/Steel)	21,873	825,706
Nokia OYJ (Telecommunications)	58,645	1,215,124
Novartis AG (Pharmaceuticals)	28,213	1,564,130
NTL, Inc. * (Telecommunications)	7,291	212,241
Royal Dutch Shell PLC - Class A (Oil & Gas)	17,752	1,105,240
Royal Dutch Shell PLC - Class B (Oil & Gas)	15,216	991,322
Ryanair Holdings PLC * (Airlines)	12,046	658,916
Sanofi-Aventis (Pharmaceuticals)	29,481	1,398,873
SAP AG (Software)	19,654	1,067,606
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	15,216	707,392
Siemens AG (Miscellaneous Manufacturing)	12,363	1,151,861
STMicroelectronics NV (Semiconductors)	37,089	682,067
Telefonaktiebolaget LM Ericsson (Telecommunications)	25,677	968,536
Tenaris S.A. (Iron/Steel)	5,706	1,030,903
Top Tankers, Inc. (Transportation)	28,847	375,011
Total Fina SA (Oil & Gas)	12,680	1,670,336
UBS AG (Banks)	13,314	1,464,141
Unilever NV (Food)	10,461	724,110
Vodafone Group PLC (Telecommunications)	61,181	1,278,684
Willis Group Holdings, Ltd. (Insurance)	13,948	477,858

TOTAL COMMON STOCKS (Cost $27,949,728)		31,702,695

TOTAL INVESTMENT SECURITIES (Cost $27,949,728) - 99.5% of net assets		$31,702,695

Percentages indicated are based on net assets of $31,847,207.

As of 3/31/06, all securities in this portfolio were traded on U.S. exchanges.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Airlines	2.1%
Auto Manufacturers	3.3%
Auto Parts & Equipment	1.9%
Banks	10.1%
Electronics	2.8%
Food	2.3%
Healthcare-Products	2.2%
Insurance	1.5%
Iron/Steel	5.8%
Miscellaneous Manufacturing	3.6%
Oil & Gas	18.6%
Pharmaceuticals	22.9%
Semiconductors	4.3%
Software	5.4%
Telecommunications	11.5%
Transportation	1.2%

Europe 30 ProFund invested, as a percentage of net assets, in the following countries, as of March 31, 2006:

Finland	3.8%
France	11.7%
Germany	10.2%
Greece	1.2%
Ireland	5.5%
Luxembourg	3.2%
Netherlands	13.3%
Sweden	4.9%
Switzerland	13.7%
United Kingdom	32.0%

See accompanying notes to the Schedules of Portfolio Investments.

UltraBull ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (87.1%)
3M Co. (Miscellaneous Manufacturing)	9,112	$689,688

Abbott Laboratories (Pharmaceuticals)	18,894	802,428
ACE, Ltd. (Insurance)	3,886	202,111
ADC Telecommunications, Inc. * (Telecommunications)	1,407	36,005
Adobe Systems, Inc. (Software)	7,571	264,379
Advanced Micro Devices, Inc. * (Semiconductors)	6,030	199,955
Aetna, Inc. (Healthcare - Services)	6,901	339,115
Affiliated Computer Services, Inc. - Class A * (Computers)	1,541	91,936
AFLAC, Inc. (Insurance)	6,030	272,134
Agilent Technologies, Inc. * (Electronics)	5,226	196,236
Air Products & Chemicals, Inc. (Chemicals)	2,680	180,069
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	938	41,488
Albertson’s, Inc. (Food)	4,489	115,233
Alcoa, Inc. (Mining)	10,519	321,460
Allegheny Energy, Inc. * (Electric)	2,010	68,039
Allegheny Technologies, Inc. (Iron/Steel)	1,072	65,585
Allergan, Inc. (Pharmaceuticals)	1,809	196,277
Allied Waste Industries, Inc. * (Environmental Control)	2,613	31,983
Allstate Corp. (Insurance)	7,906	411,982
Alltel Corp. (Telecommunications)	4,757	308,016
Altera Corp. * (Semiconductors)	4,489	92,653
Altria Group, Inc. (Agriculture)	25,460	1,804,096
Amazon.com, Inc. * (Internet)	3,752	136,986
Ambac Financial Group, Inc. (Insurance)	1,273	101,331
Amerada Hess Corp. (Oil & Gas)	938	133,571
Ameren Corp. (Electric)	2,479	123,504
American Electric Power, Inc. (Electric)	4,757	161,833

American Express Co. (Diversified Financial Services)	15,075	792,191
American International Group, Inc. (Insurance)	31,423	2,076,745
American Power Conversion Corp. (Electrical Components & Equipment)	2,010	46,451
American Standard Cos. (Building Materials)	2,144	91,892
Ameriprise Financial, Inc. (Diversified Financial Services)	3,015	135,856
AmerisourceBergen Corp. (Pharmaceuticals)	2,546	122,895
Amgen, Inc. * (Biotechnology)	14,472	1,052,838
AmSouth Bancorp (Banks)	4,221	114,178
Anadarko Petroleum Corp. (Oil & Gas)	2,814	284,242

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Analog Devices, Inc. (Semiconductors)	4,556	174,449

Andrew Corp. * (Telecommunications)	1,943	23,860

Anheuser-Busch Cos., Inc. (Beverages)	9,514	406,914

AON Corp. (Insurance)	3,953	164,089
Apache Corp. (Oil & Gas)	3,953	258,961
Apartment Investment and Management Co. - Class A (REIT)	1,139	53,419
Apollo Group, Inc. - Class A * (Commercial Services)	1,742	91,472
Apple Computer, Inc. * (Computers)	10,720	672,358
Applera Corp. - Applied Biosystems Group (Electronics)	2,278	61,825
Applied Materials, Inc. (Semiconductors)	20,368	356,644
Applied Micro Circuits Corp. * (Semiconductors)	3,752	15,271
Archer-Daniels-Midland Co. (Agriculture)	7,839	263,782
Archstone-Smith Trust (REIT)	2,546	124,168
Ashland, Inc. (Chemicals)	871	61,911
AT&T, Inc. (Telecommunications)	47,704	1,289,916
Autodesk, Inc. * (Software)	2,881	110,976
Automatic Data Processing, Inc. (Software)	7,102	324,419
AutoNation, Inc. * (Retail)	2,211	47,647
AutoZone, Inc. * (Retail)	670	66,792
Avaya, Inc. * (Telecommunications)	5,159	58,297
Avery Dennison Corp. (Household Products/Wares)	1,340	78,363
Avon Products, Inc. (Cosmetics/Personal Care)	5,494	171,248
Baker Hughes, Inc. (Oil & Gas Services)	4,154	284,134
Ball Corp. (Packaging & Containers)	1,273	55,796
Bank of America Corp. (Banks)	56,280	2,562,990
Bank of New York Co., Inc. (Banks)	9,447	340,470
Bard (C.R.), Inc. (Healthcare - Products)	1,273	86,322
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,340	84,393
Bausch & Lomb, Inc. (Healthcare - Products)	670	42,679
Baxter International, Inc. (Healthcare - Products)	7,906	306,832
BB&T Corp. (Banks)	6,566	257,387
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,474	204,444
Becton, Dickinson & Co. (Healthcare - Products)	3,015	185,664
Bed Bath & Beyond, Inc. * (Retail)	3,417	131,213
BellSouth Corp. (Telecommunications)	21,976	761,468
Bemis Co., Inc. (Packaging & Containers)	1,206	38,085
Best Buy Co., Inc. (Retail)	4,824	269,806
Big Lots, Inc. * (Retail)	1,340	18,706
Biogen Idec, Inc. * (Biotechnology)	4,221	198,809

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Biomet, Inc. (Healthcare - Products)	3,015	107,093
BJ Services Co. (Oil & Gas Services)	3,886	134,456
Black & Decker Corp. (Hand/Machine Tools)	938	81,503
BMC Software, Inc. * (Software)	2,613	56,598
Boeing Co. (Aerospace/Defense)	9,715	757,090
Boston Properties, Inc. (REIT)	1,005	93,716
Boston Scientific Corp. * (Healthcare - Products)	7,303	168,334
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,852	586,998
Broadcom Corp. - Class A * (Semiconductors)	5,561	240,013
Brown-Forman Corp. (Beverages)	1,005	77,355
Brunswick Corp. (Leisure Time)	1,139	44,262
Burlington Northern Santa Fe Corp. (Transportation)	4,556	379,651
Burlington Resources, Inc. (Oil & Gas)	4,488	412,492

CA, Inc. (Software)	5,494	149,492
Campbell Soup Co. (Food)	2,211	71,636
Capital One Financial Corp. (Diversified Financial Services)	3,618	291,321
Cardinal Health, Inc. (Pharmaceuticals)	5,092	379,456

Caremark Rx, Inc. * (Pharmaceuticals)	5,494	270,195
Carnival Corp. (Leisure Time)	5,427	257,077
Caterpillar, Inc. (Machinery - Construction & Mining)	8,107	582,164
CBS Corp. - Class B (Media)	9,447	226,539
Cendant Corp. (Commercial Services)	12,261	212,728
CenterPoint Energy, Inc. (Electric)	3,819	45,561
Centex Corp. (Home Builders)	1,474	91,373
CenturyTel, Inc. (Telecommunications)	1,608	62,905
Chesapeake Energy Corp. (Oil & Gas)	4,489	140,999
ChevronTexaco Corp. (Oil & Gas)	26,599	1,541,944
Chiron Corp. * (Biotechnology)	1,340	61,385
Chubb Corp. (Insurance)	2,412	230,201
CIENA Corp. * (Telecommunications)	7,437	38,747
CIGNA Corp. (Insurance)	1,474	192,534
Cincinnati Financial Corp. (Insurance)	2,077	87,379
Cinergy Corp. (Electric)	2,376	107,894
Cintas Corp. (Textiles)	1,675	71,389
Circuit City Stores, Inc. (Retail)	1,809	44,284
Cisco Systems, Inc. * (Telecommunications)	75,777	1,642,087
CIT Group, Inc. (Diversified Financial Services)	2,412	129,090
Citigroup, Inc. (Diversified Financial Services)	60,501	2,858,067
Citizens Communications Co. (Telecommunications)	4,020	53,345
Citrix Systems, Inc. * (Software)	2,144	81,258
Clear Channel Communications, Inc. (Media)	6,365	184,649
Clorox Co. (Household Products/Wares)	1,809	108,269
CMS Energy Corp. * (Electric)	2,680	34,706
Coach, Inc. * (Apparel)	4,757	164,497
Coca-Cola Co. (Beverages)	25,192	1,054,789

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Coca-Cola Enterprises, Inc. (Beverages)	3,618	73,590

Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,298	359,616
Comcast Corp. - Special Class A * (Media)	25,996	680,055
Comerica, Inc. (Banks)	1,943	112,636
Compass Bancshares, Inc. (Banks)	1,474	74,599
Computer Sciences Corp. * (Computers)	2,345	130,265
Compuware Corp. * (Software)	4,757	37,247
Comverse Technology, Inc. * (Telecommunications)	2,546	59,907
ConAgra Foods, Inc. (Food)	6,633	142,344
ConocoPhillips (Oil & Gas)	16,616	1,049,300
Consolidated Edison, Inc. (Electric)	2,948	128,238
Constellation Brands, Inc. * (Beverages)	2,412	60,421
Constellation Energy Group, Inc. (Electric)	2,144	117,298
Convergys Corp. * (Commercial Services)	1,742	31,722
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,139	98,979
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	737	10,569
Corning, Inc. * (Telecommunications)	18,492	497,620
Costco Wholesale Corp. (Retail)	5,762	312,070
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,370	270,479
Coventry Health Care, Inc. * (Healthcare - Services)	2,010	108,500
CSX Corp. (Transportation)	2,680	160,264
Cummins, Inc. (Machinery-Diversified)	536	56,334
CVS Corp. (Retail)	9,983	298,192
D.R. Horton, Inc. (Home Builders)	3,283	109,062
Danaher Corp. (Miscellaneous Manufacturing)	2,814	178,830
Darden Restaurants, Inc. (Retail)	1,608	65,976
Dean Foods Co. * (Food)	1,608	62,439
Deere & Co. (Machinery-Diversified)	2,881	227,743
Dell, Inc. * (Computers)	28,877	859,380
Devon Energy Corp. (Oil & Gas)	5,293	323,773
Dillards, Inc. - Class A (Retail)	737	19,191
Dollar General Corp. (Retail)	3,886	68,666
Dominion Resources, Inc. (Electric)	4,154	286,751
Dover Corp. (Miscellaneous Manufacturing)	2,479	120,380
Dow Jones & Co., Inc. (Media)	737	28,964
DTE Energy Co. (Electric)	2,211	88,639
Du Pont (Chemicals)	11,323	477,943
Duke Energy Corp. (Electric)	11,256	328,111
Dynegy, Inc. - Class A * (Pipelines)	3,752	18,010
E*TRADE Financial Corp. * (Diversified Financial Services)	5,025	135,575
Eastman Chemical Co. (Chemicals)	1,005	51,436
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,484	99,085
Eaton Corp. (Miscellaneous Manufacturing)	1,809	132,003

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
eBay, Inc. * (Internet)	14,338	560,042
Ecolab, Inc. (Chemicals)	2,211	84,460
Edison International (Electric)	3,953	162,785
El Paso Corp. (Pipelines)	7,973	96,075
Electronic Arts, Inc. * (Software)	3,819	208,976
Electronic Data Systems Corp. (Computers)	6,231	167,178
Eli Lilly & Co. (Pharmaceuticals)	13,735	759,546
EMC Corp. * (Computers)	29,346	399,986
Emerson Electric Co. (Electrical Components & Equipment)	5,025	420,241
Engelhard Corp. (Chemicals)	1,474	58,385
Entergy Corp. (Electric)	2,546	175,521
EOG Resources, Inc. (Oil & Gas)	2,881	207,432
Equifax, Inc. (Commercial Services)	1,608	59,882
Equity Office Properties Trust (REIT)	4,891	164,240
Equity Residential Properties Trust (REIT)	3,551	166,151
Exelon Corp. (Electric)	8,107	428,859
Express Scripts, Inc. * (Pharmaceuticals)	1,742	153,122
Exxon Mobil Corp. (Oil & Gas)	73,767	4,489,460
Family Dollar Stores, Inc. (Retail)	1,876	49,902
Fannie Mae (Diversified Financial Services)	11,792	606,109
Federated Department Stores, Inc. (Retail)	3,350	244,550
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,005	39,245
FedEx Corp. (Transportation)	3,752	423,751
Fifth Third Bancorp (Banks)	6,767	266,349
First Data Corp. (Software)	9,447	442,309
First Horizon National Corp. (Banks)	1,474	61,392
FirstEnergy Corp. (Electric)	3,953	193,302
Fiserv, Inc. * (Software)	2,211	94,078
Fisher Scientific International, Inc. * (Electronics)	1,541	104,865
Fluor Corp. (Engineering & Construction)	1,072	91,978
Ford Motor Co. (Auto Manufacturers)	22,512	179,196
Forest Laboratories, Inc. * (Pharmaceuticals)	3,953	176,422
Fortune Brands, Inc. (Household Products/Wares)	1,742	140,457
FPL Group, Inc. (Electric)	4,891	196,325
Franklin Resources, Inc. (Diversified Financial Services)	1,876	176,794
Freddie Mac (Diversified Financial Services)	8,442	514,962
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,278	136,156
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	5,159	143,265
Gannett Co., Inc. (Media)	2,948	176,644
Gateway, Inc. * (Computers)	3,216	7,043
General Dynamics Corp. (Aerospace/Defense)	4,824	308,640
General Electric Co. (Miscellaneous Manufacturing)	127,367	4,429,825
General Mills, Inc. (Food)	4,355	220,711

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
General Motors Corp. (Auto Manufacturers)	6,700	142,509
Genuine Parts Co. (Distribution/Wholesale)	2,077	91,035
Genworth Financial, Inc. - Class A (Diversified Financial Services)	4,556	152,307
Genzyme Corp. * (Biotechnology)	3,216	216,180
Gilead Sciences, Inc. * (Pharmaceuticals)	5,695	354,343
Golden West Financial Corp. (Savings & Loans)	3,082	209,268
Goodrich Corp. (Aerospace/Defense)	1,474	64,281
Google, Inc. - Class A * (Internet)	2,345	914,550
Guidant Corp. (Healthcare - Products)	4,154	324,261
H & R Block, Inc. (Commercial Services)	3,886	84,132
Halliburton Co. (Oil & Gas Services)	6,164	450,095
Harley-Davidson, Inc. (Leisure Time)	3,350	173,798
Harman International Industries, Inc. (Home Furnishings)	804	89,349
Harrah’s Entertainment, Inc. (Lodging)	2,278	177,594
Hartford Financial Services Group, Inc. (Insurance)	3,685	296,827
Hasbro, Inc. (Toys/Games/Hobbies)	2,211	46,652
HCA, Inc. (Healthcare - Services)	5,025	230,095
Health Management Associates, Inc. - Class A (Healthcare - Services)	2,948	63,588
Heinz (H.J.) Co. (Food)	4,087	154,979
Hercules, Inc. * (Chemicals)	1,340	18,492
Hewlett-Packard Co. (Computers)	34,572	1,137,419
Hilton Hotels Corp. (Lodging)	3,953	100,643
Home Depot, Inc. (Retail)	25,661	1,085,461
Honeywell International, Inc. (Miscellaneous Manufacturing)	10,184	435,570
Hospira, Inc. * (Pharmaceuticals)	2,010	79,315
Humana, Inc. * (Healthcare - Services)	1,943	102,299
Huntington Bancshares, Inc. (Banks)	3,015	72,752
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,479	238,752
IMS Health, Inc. (Software)	2,412	62,157
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	3,953	165,196
Intel Corp. (Semiconductors)	72,695	1,406,647
International Business Machines Corp. (Computers)	19,229	1,585,815
International Flavors & Fragrances, Inc. (Chemicals)	938	32,192
International Game Technology (Entertainment)	4,154	146,304
International Paper Co. (Forest Products & Paper)	6,097	210,773
Interpublic Group of Cos., Inc. * (Advertising)	5,395	51,576
Intuit, Inc. * (Software)	2,144	114,039
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,211	124,302
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,814	169,994
J.P. Morgan Chase & Co. (Diversified Financial Services)	42,411	1,765,994

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Jabil Circuit, Inc. * (Electronics)	2,144	91,892
Janus Capital Group, Inc. (Diversified Financial Services)	2,613	60,543
JDS Uniphase Corp. * (Telecommunications)	20,837	86,890
Jefferson-Pilot Corp. (Insurance)	1,650	92,301
Johnson & Johnson (Healthcare - Products)	36,180	2,142,580
Johnson Controls, Inc. (Auto Parts & Equipment)	2,345	178,055
Jones Apparel Group, Inc. (Apparel)	1,340	47,396
KB Home (Home Builders)	938	60,951
Kellogg Co. (Food)	3,082	135,731
Kerr-McGee Corp. (Oil & Gas)	1,407	134,340
KeyCorp (Banks)	4,958	182,454
KeySpan Corp. (Gas)	2,144	87,625
Kimberly-Clark Corp. (Household Products/Wares)	5,561	321,426
Kimco Realty Corp. (REIT)	2,278	92,578
Kinder Morgan, Inc. (Pipelines)	1,273	117,103
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,881	49,697
KLA -Tencor Corp. (Semiconductors)	2,546	123,125
Knight-Ridder, Inc. (Media)	804	50,821
Kohls Corp. * (Retail)	4,221	223,755
Kroger Co. * (Food)	8,844	180,064
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,474	126,454
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,541	90,118
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,211	53,882
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	3,350	484,176
Lennar Corp. - Class A (Home Builders)	1,675	101,137
Lexmark International, Inc. - Class A * (Computers)	1,340	60,809
Limited, Inc. (Retail)	4,221	103,246
Lincoln National Corp. (Insurance)	2,144	117,041
Linear Technology Corp. (Semiconductors)	3,819	133,971
Liz Claiborne, Inc. (Apparel)	1,273	52,168
Lockheed Martin Corp. (Aerospace/Defense)	4,288	322,157
Loews Corp. (Insurance)	1,608	162,730
Louisiana-Pacific Corp. (Forest Products & Paper)	1,273	34,626
Lowe’s Cos., Inc. (Retail)	9,514	613,083
LSI Logic Corp. * (Semiconductors)	4,690	54,216
Lucent Technologies, Inc. * (Telecommunications)	55,476	169,202
M&T Bank Corp. (Banks)	938	107,063
Manor Care, Inc. (Healthcare - Services)	938	41,600
Marathon Oil Corp. (Oil & Gas)	4,288	326,617
Marriott International, Inc. - Class A (Lodging)	1,943	133,290
Marsh & McLennan Cos., Inc. (Insurance)	6,700	196,712

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Marshall & Ilsley Corp. (Banks)	2,546	110,955
Masco Corp. (Building Materials)	5,025	163,262
Mattel, Inc. (Toys/Games/Hobbies)	4,757	86,245
Maxim Integrated Products, Inc. (Semiconductors)	4,087	151,832
Maytag Corp. (Home Furnishings)	990	21,117
MBIA, Inc. (Insurance)	1,608	96,689
McCormick & Co., Inc. (Food)	1,608	54,447
McDonald’s Corp. (Retail)	15,209	522,581
McGraw-Hill Cos., Inc. (Media)	4,489	258,656
McKesson Corp. (Commercial Services)	3,752	195,592
MeadWestvaco Corp. (Forest Products & Paper)	2,211	60,382
Medco Health Solutions, Inc. * (Pharmaceuticals)	3,752	214,689
MedImmune, Inc. * (Biotechnology)	3,082	112,740
Medtronic, Inc. (Healthcare - Products)	14,807	751,455

Mellon Financial Corp. (Banks)	5,092	181,275
Merck & Co., Inc. (Pharmaceuticals)	26,599	937,083
Meredith Corp. (Media)	469	26,166
Merrill Lynch & Co., Inc. (Diversified Financial Services)	10,850	854,546
MetLife, Inc. (Insurance)	9,246	447,229
MGIC Investment Corp. (Insurance)	1,072	71,427
Micron Technology, Inc. * (Semiconductors)	7,772	114,404
Microsoft Corp. (Software)	108,808	2,960,666
Millipore Corp. * (Biotechnology)	603	44,055
Molex, Inc. (Electrical Components & Equipment)	1,675	55,610
Molson Coors Brewing Co. - Class B (Beverages)	670	45,975
Monsanto Co. (Agriculture)	3,216	272,556
Monster Worldwide, Inc. * (Internet)	1,541	76,834
Moody’s Corp. (Commercial Services)	3,015	215,453
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	13,065	820,743
Motorola, Inc. (Telecommunications)	30,217	692,271
Murphy Oil Corp. (Oil & Gas)	2,010	100,138
Mylan Laboratories, Inc. (Pharmaceuticals)	2,546	59,576
Nabors Industries, Ltd. * (Oil & Gas)	1,943	139,080
National City Corp. (Banks)	6,700	233,830
National Semiconductor Corp. (Semiconductors)	4,288	119,378
National-Oilwell Varco, Inc. * (Oil & Gas Services)	2,077	133,177
Navistar International Corp. * (Auto Manufacturers)	737	20,326
NCR Corp. * (Computers)	2,211	92,398
Network Appliance, Inc. * (Computers)	4,556	164,153

Newell Rubbermaid, Inc. (Housewares)	3,417	86,074

Newmont Mining Corp. (Mining)	5,494	285,084
News Corp. - Class A (Media)	29,413	488,550
NICOR, Inc. (Gas)	536	21,204
NIKE, Inc. - Class B (Apparel)	2,278	193,857
NiSource, Inc. (Electric)	3,283	66,382

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Noble Corp. (Oil & Gas)	1,675	135,843
Nordstrom, Inc. (Retail)	2,680	105,002
Norfolk Southern Corp. (Transportation)	5,025	271,702
North Fork Bancorp, Inc. (Banks)	5,762	166,118
Northern Trust Corp. (Banks)	2,278	119,595
Northrop Grumman Corp. (Aerospace/Defense)	4,221	288,252
Novell, Inc. * (Software)	4,690	36,019
Novellus Systems, Inc. * (Semiconductors)	1,675	40,200
Nucor Corp. (Iron/Steel)	1,876	196,586
NVIDIA Corp. * (Semiconductors)	2,144	122,765
Occidental Petroleum Corp. (Oil & Gas)	5,226	484,189
Office Depot, Inc. * (Retail)	3,618	134,734
OfficeMax, Inc. (Retail)	871	26,278
Omnicom Group, Inc. (Advertising)	2,144	178,488
Oracle Corp. * (Software)	45,091	617,296
PACCAR, Inc. (Auto Manufacturers)	2,077	146,387
Pactiv Corp. * (Packaging & Containers)	1,742	42,749
Pall Corp. (Miscellaneous Manufacturing)	1,474	45,974
Parametric Technology Corp. * (Software)	1,340	21,882
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,474	118,819
Patterson Cos., Inc. * (Healthcare - Products)	1,675	58,960
Paychex, Inc. (Commercial Services)	4,087	170,264
Peoples Energy Corp. (Gas)	469	16,715
PepsiCo, Inc. (Beverages)	20,301	1,173,195
PerkinElmer, Inc. (Electronics)	1,608	37,740
Pfizer, Inc. (Pharmaceuticals)	89,445	2,228,970
PG&E Corp. (Electric)	4,221	164,197
Phelps Dodge Corp. (Mining)	2,479	199,634
Pinnacle West Capital Corp. (Electric)	1,206	47,155
Pitney Bowes, Inc. (Office/Business Equipment)	2,814	120,805
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,211	81,652
PMC-Sierra, Inc. * (Semiconductors)	2,278	27,997
PNC Financial Services Group (Banks)	3,618	243,528

PPG Industries, Inc. (Chemicals)	2,010	127,334
PPL Corp. (Electric)	4,623	135,916
Praxair, Inc. (Chemicals)	3,886	214,313
Principal Financial Group, Inc. (Insurance)	3,417	166,750
Procter & Gamble Co. (Cosmetics/Personal Care)	40,468	2,331,766
Progress Energy, Inc. (Electric)	3,015	132,600
Progress Energy, Inc. CVO (Electric)	987	0
Progressive Corp. (Insurance)	2,345	244,490
Prologis (REIT)	2,948	157,718
Prudential Financial, Inc. (Insurance)	6,097	462,213
Public Service Enterprise Group, Inc. (Electric)	3,015	193,081
Public Storage, Inc. (REIT)	1,005	81,636
Pulte Homes, Inc. (Home Builders)	2,546	97,817

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
QLogic Corp. * (Semiconductors)	2,010	38,894
Qualcomm, Inc. (Telecommunications)	20,167	1,020,652

Quest Diagnostics, Inc. (Healthcare - Services)	2,010	103,113
Qwest Communications International, Inc. * (Telecommunications)	18,358	124,834
R.R. Donnelley & Sons Co. (Commercial Services)	2,613	85,497
RadioShack Corp. (Retail)	1,608	30,922
Raytheon Co. (Aerospace/Defense)	5,427	248,774
Regions Financial Corp. (Banks)	5,561	195,580
Reynolds American, Inc. (Agriculture)	1,072	113,096
Robert Half International, Inc. (Commercial Services)	2,077	80,193
Rockwell Collins, Inc. (Aerospace/Defense)	2,077	117,039
Rockwell International Corp. (Machinery-Diversified)	2,144	154,175
Rohm & Haas Co. (Chemicals)	1,742	85,132
Rowan Cos., Inc. (Oil & Gas)	1,340	58,906
Ryder System, Inc. (Transportation)	737	33,003
Sabre Holdings Corp. (Leisure Time)	1,608	37,836
SAFECO Corp. (Insurance)	1,474	74,010
Safeway, Inc. (Food)	5,427	136,326
Sanmina-SCI Corp. * (Electronics)	6,432	26,371
Sara Lee Corp. (Food)	9,246	165,318
Schering-Plough Corp. (Pharmaceuticals)	17,889	339,712
Schlumberger, Ltd. (Oil & Gas Services)	7,035	890,419
Schwab (Diversified Financial Services)	12,127	208,706

Seagate Technology, Inc * (a) (Computers)	2,565	0
Sealed Air Corp. (Packaging & Containers)	1,005	58,159
Sears Holdings Corp. * (Retail)	1,139	150,621
Sempra Energy (Gas)	3,149	146,303
Sherwin-Williams Co. (Chemicals)	1,340	66,250
Sigma-Aldrich Corp. (Chemicals)	804	52,895
Simon Property Group, Inc. (REIT)	2,211	186,034
SLM Corp. (Diversified Financial Services)	5,092	264,478
Snap-on, Inc. (Hand/Machine Tools)	737	28,094
Solectron Corp. * (Electronics)	11,323	45,292
Southern Co. (Electric)	9,045	296,405
Southwest Airlines Co. (Airlines)	8,643	155,488
Sovereign Bancorp, Inc. (Savings & Loans)	4,355	95,418
Sprint Corp. (Telecommunications)	35,778	924,504
St. Jude Medical, Inc. * (Healthcare - Products)	4,489	184,049
St. Paul Cos., Inc. (Insurance)	8,509	355,591
Staples, Inc. (Retail)	8,911	227,409
Starbucks Corp. * (Retail)	9,380	353,063
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,613	176,978
State Street Corp. (Banks)	4,020	242,929
Stryker Corp. (Healthcare - Products)	3,618	160,422
Sun Microsystems, Inc. * (Computers)	42,746	219,287

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Sunoco, Inc. (Oil & Gas)	1,608	124,733
SunTrust Banks, Inc. (Banks)	4,489	326,620
SuperValu, Inc. (Food)	1,675	51,624
Symantec Corp. * (Internet)	12,998	218,756
Symbol Technologies, Inc. (Electronics)	3,149	33,316
Synovus Financial Corp. (Banks)	3,819	103,457
Sysco Corp. (Food)	7,504	240,503
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,608	125,762
Target Corp. (Retail)	10,720	557,547
TECO Energy, Inc. (Electric)	2,546	41,042
Tektronix, Inc. (Electronics)	1,005	35,889
Tellabs, Inc. * (Telecommunications)	5,293	84,159
Temple-Inland, Inc. (Forest Products & Paper)	1,340	59,697
Tenet Healthcare Corp. * (Healthcare - Services)	5,762	42,524
Teradyne, Inc. * (Semiconductors)	2,613	40,528
Texas Instruments, Inc. (Semiconductors)	20,234	656,997
Textron, Inc. (Miscellaneous Manufacturing)	1,608	150,171
The AES Corp. * (Electric)	7,839	133,733
The Dow Chemical Co. (Chemicals)	11,725	476,035
The E.W. Scripps Co. - Class A (Media)	1,072	47,929
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,474	54,818
The Gap, Inc. (Retail)	6,968	130,162
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,250	824,040
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,077	30,075
The Hershey Co. (Food)	2,211	115,481
The New York Times Co. - Class A (Media)	1,742	44,090
The Pepsi Bottling Group, Inc. (Beverages)	1,608	48,867
The Stanley Works (Hand/Machine Tools)	871	44,125
Thermo Electron Corp. * (Electronics)	1,943	72,066
Tiffany & Co. (Retail)	1,742	65,395
Time Warner, Inc. (Media)	55,275	928,067
TJX Cos., Inc. (Retail)	5,628	139,687
Torchmark Corp. (Insurance)	1,273	72,688
Transocean Sedco Forex, Inc. * (Oil & Gas)	3,953	317,426
Tribune Co. (Media)	3,149	86,377
Tronox, Inc. - Class B * (Chemicals)	279	4,748
TXU Corp. (Electric)	5,628	251,909
Tyco International, Ltd. (Miscellaneous Manufacturing)	24,455	657,350
Tyson Foods, Inc. - Class A (Food)	3,015	41,426
U.S. Bancorp (Banks)	21,909	668,225
Union Pacific Corp. (Transportation)	3,216	300,214
Unisys Corp. * (Computers)	4,087	28,159
United Parcel Service, Inc. - Class B (Transportation)	13,400	1,063,692
United States Steel Corp. (Iron/Steel)	1,340	81,311

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
United Technologies Corp. (Aerospace/Defense)	12,328	714,654
UnitedHealth Group, Inc. (Healthcare - Services)	16,750	935,655
Univision Communications, Inc. - Class A * (Media)	2,747	94,689
UnumProvident Corp. (Insurance)	3,685	75,469
UST, Inc. (Agriculture)	2,010	83,616
V. F. Corp. (Apparel)	1,072	60,997
Valero Energy Corp. (Oil & Gas)	7,504	448,589
VeriSign, Inc. * (Internet)	2,948	70,723
Verizon Communications, Inc. (Telecommunications)	35,577	1,211,753
Viacom, Inc. - Class B * (Media)	9,581	371,743
Vornado Realty Trust (REIT)	1,407	135,072
Vulcan Materials Co. (Building Materials)	1,206	104,500
W.W. Grainger, Inc. (Distribution/Wholesale)	938	70,678
Wachovia Corp. (Banks)	19,698	1,104,073
Wal-Mart Stores, Inc. (Retail)	29,815	1,408,462
Walgreen Co. (Retail)	12,395	534,596
Walt Disney Co. (Media)	23,584	657,758
Washington Mutual, Inc. (Savings & Loans)	12,060	513,997
Waste Management, Inc. (Environmental Control)	6,700	236,510
Waters Corp. * (Electronics)	1,273	54,930
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,206	34,660
Weatherford International, Ltd. * (Oil & Gas Services)	4,154	190,046
WellPoint, Inc. * (Healthcare - Services)	7,973	617,349
Wells Fargo & Co. (Banks)	20,435	1,305,183
Wendy’s International, Inc. (Retail)	1,340	83,160
Weyerhaeuser Co. (Forest Products & Paper)	2,948	213,524
Whirlpool Corp. (Home Furnishings)	871	79,670
Whole Foods Market, Inc. (Food)	1,675	111,287
Williams Cos., Inc. (Pipelines)	7,102	151,911
Wrigley (Wm.) Jr. Co. (Food)	2,211	141,504
Wyeth (Pharmaceuticals)	16,281	789,954
Xcel Energy, Inc. (Electric)	4,891	88,772
Xerox Corp. * (Office/Business Equipment)	11,457	174,146
Xilinx, Inc. (Semiconductors)	4,154	105,761
XL Capital, Ltd. - Class A (Insurance)	2,144	137,452
XTO Energy, Inc. (Oil & Gas)	4,288	186,828
Yahoo!, Inc. * (Internet)	15,611	503,611
YUM! Brands, Inc. (Retail)	3,283	160,407
Zimmer Holdings, Inc. * (Healthcare - Products)	3,015	203,814
Zions Bancorp (Banks)	1,273	105,315

TOTAL COMMON STOCKS (Cost $101,976,310)		143,130,735

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (8.0%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $13,075,847 (Collateralized by $13,400,000 of various Federal Farm Credit Bank Securities, 2.625% - 4.50%, 9/17/07 - 1/5/18, market value $13,333,433)	$13,071,000	13,071,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,071,000)		13,071,000

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	14,324	8,953

TOTAL RIGHTS/WARRANTS (Cost $0)		8,953

TOTAL INVESTMENT SECURITIES (Cost $115,047,310) - 95.1% of net assets		$156,210,688

Percentages indicated are based on net assets of $164,252,414.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed security
CVO	Contingent Value Obligation
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $93,888,000)	288	$649.706

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 5/2/06 (Underlying notional amount at value $91,876,168)	70,956	$(496,216)

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.1%
Aerospace/Defense	1.8%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	5.6%
Beverages	1.8%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.7%
Computers	3.4%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.0%
Electric	2.6%
Electrical Components & Equipment	0.3%

See accompanying notes to the Schedules of Portfolio Investments.

Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.3%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.9%
Healthcare-Services	1.6%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.1%
Internet	1.5%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	2.6%
Mining	0.6%
Miscellaneous Manufacturing	4.7%
Office/Business Equipment	0.2%
Oil & Gas	6.9%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	5.2%
Pipelines	0.2%
Real Estate Investment Trust	0.8%
Retail	5.2%
Savings & Loans	0.5%
Semiconductors	2.7%
Software	3.4%
Telecommunications	5.6%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other***	8.0%

***	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

UltraMid-Cap ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (86.0%)
3Com Corp. * (Telecommunications)	52,624	$269,435
99 Cents Only Stores * (Retail)	5,720	77,563
Abercrombie & Fitch Co. - Class A (Retail)	11,440	666,952
Activision, Inc. * (Software)	38,896	536,376
Acxiom Corp. (Software)	10,296	266,049
Adesa, Inc. (Commercial Services)	11,440	305,906
ADTRAN, Inc. (Telecommunications)	9,152	239,599
Advance Auto Parts, Inc. (Retail)	14,872	619,270
Advanced Medical Optics, Inc. * (Healthcare - Products)	9,152	426,849
Advent Software, Inc. * (Software)	1,144	32,512
Aeropostale, Inc. * (Retail)	6,864	207,018
Affymetrix, Inc. * (Biotechnology)	9,152	301,375
AGCO Corp. * (Machinery-Diversified)	12,584	260,992

AGL Resources, Inc. (Gas)	10,296	371,171
Airgas, Inc. (Chemicals)	9,152	357,752
AirTran Holdings, Inc. * (Airlines)	12,584	227,897
Alaska Air Group, Inc. * (Airlines)	4,576	162,219
Albemarle Corp. (Chemicals)	4,576	207,522
Alexander & Baldwin, Inc. (Transportation)	5,720	272,730
Alliance Data Systems Corp. * (Commercial Services)	9,152	428,039
Alliant Energy Corp. (Electric)	16,016	504,024
Alliant Techsystems, Inc. * (Aerospace/Defense)	4,576	353,130
AMB Property Corp. (REIT)	11,440	620,849
American Eagle Outfitters, Inc. (Retail)	18,304	546,557

American Financial Group, Inc. (Insurance)	5,720	238,009
American Greetings Corp. - Class A (Household Products/Wares)	8,008	173,133
AmeriCredit Corp. * (Diversified Financial Services)	17,160	527,327
Amerus Group Co. (Insurance)	4,576	275,658
Ametek, Inc. (Electrical Components & Equipment)	9,152	411,474
Amphenol Corp. - Class A (Electronics)	11,440	596,939
AnnTaylor Stores Corp. * (Retail)	9,152	336,702
Anteon International Corp. * (Computers)	4,576	249,667
Applebee’s International, Inc. (Retail)	10,296	252,767
Apria Healthcare Group, Inc. * (Healthcare - Services)	6,864	157,735
Aqua America, Inc. (Water)	17,160	477,391
Aquila, Inc. * (Electric)	51,480	205,405
Arch Coal, Inc. (Coal)	9,152	695,003
Arrow Electronics, Inc. * (Electronics)	17,160	553,753
Arthur J. Gallagher & Co. (Insurance)	12,584	349,961

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
ArvinMeritor, Inc. (Auto Parts & Equipment)	9,152	136,456
Associated Banc-Corp (Banks)	18,304	621,970
Astoria Financial Corp. (Savings & Loans)	11,440	354,182
Atmel Corp. * (Semiconductors)	61,776	291,583
Avnet, Inc. * (Electronics)	20,592	522,625
Avocent Corp. * (Internet)	6,864	217,863
Bandag, Inc. (Auto Parts & Equipment)	1,144	47,899
Bank of Hawaii Corp. (Banks)	6,864	365,920
Banta Corp. (Commercial Services)	2,288	118,930
Barnes & Noble, Inc. (Retail)	5,720	264,550
Beazer Homes USA, Inc. (Home Builders)	4,576	300,643
Beckman Coulter, Inc. (Healthcare - Products)	8,008	436,997
Belo Corp. - Class A (Media)	12,584	250,170
BJ’s Wholesale Club, Inc. * (Retail)	9,152	288,380
Black Hills Corp. (Electric)	4,576	155,584
Blyth, Inc. (Household Products/Wares)	3,432	72,141
Bob Evans Farms, Inc. (Retail)	4,576	135,953
Borders Group, Inc. (Retail)	9,152	230,996
BorgWarner, Inc. (Auto Parts & Equipment)	6,864	412,115
Bowater, Inc. (Forest Products & Paper)	6,864	203,037
Boyd Gaming Corp. (Lodging)	5,720	285,657
Brinker International, Inc. (Retail)	11,440	483,340
Brown & Brown, Inc. (Insurance)	14,872	493,750
C.H. Robinson Worldwide, Inc. (Transportation)	24,024	1,179,338
Cabot Corp. (Chemicals)	8,008	272,192
Cabot Microelectronics Corp. * (Chemicals)	3,432	127,327
Cadence Design Systems, Inc. * (Computers)	40,040	740,339
Callaway Golf Co. (Leisure Time)	9,152	157,414
Career Education Corp. * (Commercial Services)	13,728	517,958
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,432	280,738
Carmax, Inc. * (Retail)	14,872	486,017
Catalina Marketing Corp. (Advertising)	4,576	105,706

Cathay Bancorp, Inc. (Banks)	6,864	258,361
CBRL Group, Inc. (Retail)	5,720	251,165
CDW Corp. (Distribution/Wholesale)	8,008	471,271
Cephalon, Inc. * (Pharmaceuticals)	8,008	482,482
Ceridian Corp. * (Computers)	19,448	494,952
Charles River Laboratories International, Inc. * (Biotechnology)	9,152	448,631
CheckFree Corp. * (Internet)	11,440	577,721
Cheesecake Factory, Inc. * (Retail)	10,296	385,585
Chemtura Corp. (Chemicals)	33,176	390,813
Chico’s FAS, Inc. * (Retail)	25,168	1,022,828
Choicepoint, Inc. * (Commercial Services)	11,440	511,940
Church & Dwight, Inc. (Household Products/Wares)	8,008	295,655

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cincinnati Bell, Inc. * (Telecommunications)	33,176	149,956
City National Corp. (Banks)	5,720	439,239
Claire’s Stores, Inc. (Retail)	13,728	498,464
CNF, Inc. (Transportation)	6,864	342,788
Cognizant Technology Solutions Corp. * (Computers)	19,448	1,156,961
Commerce Bancorp, Inc. (Banks)	24,024	880,481
Commscope, Inc. * (Telecommunications)	6,864	195,967
Community Health Systems, Inc. * (Healthcare - Services)	13,728	496,267
Cooper Cameron Corp. * (Oil & Gas Services)	16,016	705,985
Copart, Inc. * (Retail)	9,152	251,222
Corinthian Colleges, Inc. * (Commercial Services)	11,440	164,736
Covance, Inc. * (Healthcare - Services)	8,008	470,470

Crane Co. (Miscellaneous Manufacturing)	6,864	281,493
Credence Systems Corp. * (Semiconductors)	14,872	109,160
Cree Research, Inc. * (Semiconductors)	10,296	337,812

CSG Systems International, Inc. * (Software)	5,720	133,047
Cullen/Frost Bankers, Inc. (Banks)	5,720	307,450
Cypress Semiconductor Corp. * (Semiconductors)	19,448	329,644
Cytec Industries, Inc. (Chemicals)	4,576	274,606
CYTYC Corp. * (Healthcare - Products)	16,016	451,331
Deluxe Corp. (Commercial Services)	6,864	179,631
Denbury Resources, Inc. * (Oil & Gas)	16,016	507,227
DENTSPLY International, Inc. (Healthcare - Products)	10,296	598,712
Developers Diversified Realty Corp. (REIT)	14,872	814,243
DeVry, Inc. * (Commercial Services)	8,008	182,342
Diebold, Inc. (Computers)	9,152	376,147
Dollar Tree Stores, Inc. * (Retail)	13,728	379,854
Donaldson Co., Inc. (Miscellaneous Manufacturing)	9,152	309,246
DPL, Inc. (Electric)	17,160	463,320
DRS Technologies, Inc. (Aerospace/Defense)	4,576	251,085
DST Systems, Inc. * (Computers)	8,008	463,984
Dun & Bradstreet Corp. * (Software)	9,152	701,776
Duquesne Light Holdings, Inc. (Electric)	10,296	169,884
Dycom Industries, Inc. * (Engineering & Construction)	4,576	97,240
Eaton Vance Corp. (Diversified Financial Services)	17,160	469,841
Education Management Corp. * (Commercial Services)	9,152	380,723
Edwards (A.G.), Inc. (Diversified Financial Services)	10,296	513,359

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Edwards Lifesciences Corp. * (Healthcare - Products)	8,008	348,348
Emmis Communications Corp. * (Media)	4,576	73,216
Energizer Holdings, Inc. * (Electrical Components & Equipment)	8,008	424,424
Energy East Corp. (Electric)	20,592	500,386
Ensco International, Inc. (Oil & Gas)	20,592	1,059,459
Entercom Communications Corp. (Media)	4,576	127,762
Equitable Resources, Inc. (Pipelines)	16,016	584,744
Everest Re Group, Ltd. (Insurance)	9,152	854,522
Expeditors International of Washington, Inc. (Transportation)	14,872	1,284,792
F5 Networks, Inc. * (Internet)	4,576	331,714
Fair Isaac Corp. (Software)	9,152	362,602
Fairchild Semiconductor International, Inc. * (Semiconductors)	17,160	327,241
Fastenal Co. (Distribution/Wholesale)	17,160	812,354
Federal Signal Corp. (Miscellaneous Manufacturing)	5,720	105,820
Ferro Corp. (Chemicals)	5,720	114,400
Fidelity National Financial, Inc. (Insurance)	24,024	853,573
Fidelity National Information Services, Inc. (Software)	12,584	510,281
First American Financial Corp. (Insurance)	12,584	492,789
First Niagara Financial Group, Inc. (Savings & Loans)	16,016	234,795
FirstMerit Corp. (Banks)	10,296	253,899
Florida Rock Industries, Inc. (Building Materials)	5,720	321,578
Flowserve Corp. * (Machinery-Diversified)	6,864	400,446
FMC Corp. (Chemicals)	4,576	283,620
FMC Technologies, Inc. * (Oil & Gas Services)	9,152	468,765
Foot Locker, Inc. (Retail)	21,736	519,056
Forest Oil Corp. * (Oil & Gas)	6,864	255,204
Furniture Brands International, Inc. (Home Furnishings)	6,864	168,237
GameStop Corp. * (Retail)	8,008	377,497
Gartner Group, Inc. * (Commercial Services)	8,008	111,712
GATX Corp. (Trucking & Leasing)	6,864	283,415
Gen-Probe, Inc. * (Healthcare - Products)	6,864	378,344
Gentex Corp. (Electronics)	21,736	379,511
Glatfelter (Forest Products & Paper)	5,720	104,848
Graco, Inc. (Machinery-Diversified)	9,152	415,776
Granite Construction, Inc. (Engineering & Construction)	4,576	222,760
Grant Prideco, Inc. * (Oil & Gas Services)	17,160	735,134
Great Plains Energy, Inc. (Electric)	10,296	289,832
Greater Bay Bancorp (Banks)	6,864	190,407
GTECH Holdings Corp. (Entertainment)	17,160	584,298
Hanover Compressor Co. * (Oil & Gas Services)	12,584	234,314

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hanover Insurance Group, Inc. (Insurance)	6,864	359,811
Harris Corp. (Telecommunications)	19,448	919,696
Harsco Corp. (Miscellaneous Manufacturing)	5,720	472,586
Harte-Hanks, Inc. (Advertising)	8,008	219,018
Hawaiian Electric Industries, Inc. (Electric)	10,296	279,330
HCC Insurance Holdings, Inc. (Insurance)	14,872	517,546
Health Net, Inc. * (Healthcare - Services)	16,016	813,932
Helmerich & Payne, Inc. (Oil & Gas)	6,864	479,244
Henry Schein, Inc. * (Healthcare - Products)	11,440	547,518
Herman Miller, Inc. (Office Furnishings)	9,152	296,616
Highwoods Properties, Inc. (REIT)	6,864	231,523
Hillenbrand Industries, Inc. (Healthcare - Products)	8,008	440,360
HNI Corp. (Office Furnishings)	6,864	404,976
Horace Mann Educators Corp. (Insurance)	5,720	107,536
Hormel Foods Corp. (Food)	10,296	348,005
Hospitality Properties Trust (REIT)	9,152	399,668
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	4,576	201,024
Hubbell, Inc. - Class B (Electrical Components & Equipment)	8,008	410,490
IDACORP, Inc. (Electric)	5,720	186,014
Imation Corp. (Computers)	4,576	196,356
Independence Community Bank Corp. (Savings & Loans)	10,296	429,137
IndyMac Bancorp, Inc. (Diversified Financial Services)	8,008	327,767
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	16,016	320,320
Integrated Device Technology, Inc. * (Semiconductors)	28,600	424,996
International Rectifier Corp. * (Semiconductors)	10,296	426,563
International Speedway Corp. (Entertainment)	4,576	232,918
Intersil Corp. - Class A (Semiconductors)	20,592	595,521
Intuitive Surgical, Inc. * (Healthcare - Products)	4,576	539,968
Investors Financial Services Corp. (Banks)	9,152	428,954
Invitrogen Corp. * (Biotechnology)	6,864	481,372
ITT Educational Services, Inc. * (Commercial Services)	4,576	293,093
J.B. Hunt Transport Services, Inc. (Transportation)	17,160	369,626
Jack Henry & Associates, Inc. (Computers)	10,296	235,470
Jacobs Engineering Group, Inc. * (Engineering & Construction)	8,008	694,614

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Jefferies Group, Inc. (Diversified Financial Services)	6,864	401,544
JetBlue Airways Corp. * (Airlines)	20,592	220,746
JM Smucker Co. (Food)	8,008	317,918
Joy Global, Inc. (Machinery - Construction & Mining)	16,016	957,276
Kelly Services, Inc. - Class A (Commercial Services)	2,288	62,165
KEMET Corp. * (Electronics)	11,440	108,337
Kennametal, Inc. (Hand/Machine Tools)	4,576	279,777
Korn/Ferry International * (Commercial Services)	5,720	116,631
Lam Research Corp. * (Semiconductors)	20,592	885,456
Lancaster Colony Corp. (Miscellaneous Manufacturing)	3,432	144,144
Lattice Semiconductor Corp. * (Semiconductors)	14,872	99,048
Laureate Education, Inc. * (Commercial Services)	6,864	366,400
Lear Corp. (Auto Parts & Equipment)	9,152	162,265
Lee Enterprises, Inc. (Media)	5,720	190,419
Legg Mason, Inc. (Diversified Financial Services)	17,160	2,150,663
Leucadia National Corp. (Holding Companies - Diversified)	11,440	682,510
Liberty Property Trust (REIT)	11,440	539,510
LifePoint Hospitals, Inc. * (Healthcare - Services)	8,008	249,049
Lincare Holdings, Inc. * (Healthcare - Services)	13,728	534,843
Longview Fibre Co. (Forest Products & Paper)	6,864	177,366
Lubrizol Corp. (Chemicals)	9,152	392,163
Lyondell Chemical Co. (Chemicals)	28,600	569,141
M.D.C. Holdings, Inc. (Home Builders)	3,432	220,712
Mack-Cali Realty Corp. (REIT)	8,008	384,384
Macrovision Corp. * (Entertainment)	6,864	152,038
Manpower, Inc. (Commercial Services)	11,440	654,140

Martek Biosciences Corp. * (Biotechnology)	4,576	150,230
Martin Marietta Materials (Building Materials)	5,720	612,212
McAfee, Inc. * (Internet)	22,880	556,670
McDATA Corp. - Class A * (Computers)	21,736	100,420
MDU Resources Group, Inc. (Electric)	16,016	535,735
Media General, Inc. - Class A (Media)	3,432	160,000
Medicis Pharmaceutical Corp. – Class A (Pharmaceuticals)	6,865	223,799
MEMC Electronic Materials, Inc. * (Semiconductors)	24,024	886,966
Mentor Graphics Corp. * (Computers)	10,296	113,771
Mercantile Bankshares Corp. (Banks)	17,160	659,802
Mercury General Corp. (Insurance)	4,576	251,222
Michaels Stores, Inc. (Retail)	17,160	644,873
Micrel, Inc. * (Semiconductors)	8,008	118,679

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Microchip Technology, Inc. (Semiconductors)	30,888	1,121,234
Millennium Pharmaceuticals, Inc. * (Biotechnology)	43,472	439,502
Mine Safety Appliances Co. (Environmental Control)	3,432	144,144
Minerals Technologies, Inc. (Chemicals)	2,288	133,642
Modine Manufacturing Co. (Auto Parts & Equipment)	4,576	134,992
Mohawk Industries, Inc. * (Textiles)	6,864	554,062
Moneygram International, Inc. (Software)	11,440	351,437
MPS Group, Inc. * (Commercial Services)	13,728	210,038
MSC Industrial Direct Co. - Class A (Retail)	6,864	370,793
National Fuel Gas Co. (Pipelines)	11,440	374,317
National Instruments Corp. (Computers)	6,864	223,904
Navigant Consulting Co. * (Commercial Services)	6,864	146,546
New Plan Excel Realty Trust, Inc. (REIT)	13,728	356,104
New York Community Bancorp (Savings & Loans)	33,176	581,244
Newfield Exploration Co. * (Oil & Gas)	17,160	719,004
Newport Corp. * (Telecommunications)	4,576	86,303
Noble Energy, Inc. (Oil & Gas)	24,024	1,055,134
Nordson Corp. (Machinery-Diversified)	4,576	228,159

Northeast Utilities System (Electric)	20,592	402,162
NSTAR (Electric)	14,872	425,488
O’Reilly Automotive, Inc. * (Retail)	14,872	543,720
OGE Energy Corp. (Electric)	12,584	364,936
Ohio Casualty Corp. (Insurance)	8,008	253,854
Old Republic International Corp. (Insurance)	32,032	698,938
Olin Corp. (Chemicals)	9,152	196,493
Omnicare, Inc. (Pharmaceuticals)	16,016	880,721
ONEOK, Inc. (Gas)	16,016	516,516
Outback Steakhouse, Inc. (Retail)	9,152	402,688
Pacific Sunwear of California, Inc. * (Retail)	10,296	228,159
Packaging Corp. of America (Packaging & Containers)	8,008	179,700
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	4,576	128,952
Patterson-UTI Energy, Inc. (Oil & Gas)	24,024	767,807
Payless ShoeSource, Inc. * (Retail)	9,152	209,489
PDL BioPharma, Inc. * (Biotechnology)	14,872	487,802
Peabody Energy Corp. (Coal)	36,608	1,845,409
Pentair, Inc. (Miscellaneous Manufacturing)	13,728	559,416
Pepco Holdings, Inc. (Electric)	26,312	599,650
PepsiAmericas, Inc. (Beverages)	8,008	195,796

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Perrigo Co. (Pharmaceuticals)	11,440	186,586
Petsmart, Inc. (Retail)	19,448	547,267
Pharmaceutical Product Development, Inc. (Commercial Services)	13,728	475,126
Pier 1 Imports, Inc. (Retail)	11,440	132,818
Pioneer Natural Resources Co. (Oil & Gas)	17,160	759,330
Plains Exploration & Production Co. * (Oil & Gas)	10,296	397,837
Plantronics, Inc. (Telecommunications)	5,720	202,660
Plexus Corp. * (Electronics)	5,720	214,900
PMI Group, Inc. (Insurance)	12,584	577,857
PNM Resources, Inc. (Electric)	9,152	223,309
Pogo Producing Co. (Oil & Gas)	8,008	402,402
Polo Ralph Lauren Corp. (Apparel)	8,008	485,365
Polycom, Inc. * (Telecommunications)	11,440	248,019
Potlatch Corp. (Forest Products & Paper)	3,432	147,027
Powerwave Technologies, Inc. * (Telecommunications)	16,016	216,056
Precision Castparts Corp. (Metal Fabricate/Hardware)	18,304	1,087,258
Pride International, Inc. * (Oil & Gas)	21,736	677,728
Protective Life Corp. (Insurance)	9,152	455,220
Puget Energy, Inc. (Electric)	16,016	339,219
Quanta Services, Inc. * (Commercial Services)	14,872	238,249
Questar Corp. (Pipelines)	11,440	801,372
Quicksilver Resources, Inc. * (Oil & Gas)	9,152	353,816
Radian Group, Inc. (Insurance)	11,440	689,260
Raymond James Financial Corp. (Diversified Financial Services)	11,440	338,166
Rayonier, Inc. (Forest Products & Paper)	10,296	469,394
Reader’s Digest Association, Inc. (Media)	13,728	202,488
Regency Centers Corp. (REIT)	9,152	614,923
Regis Corp. (Retail)	5,720	197,226
Rent-A-Center, Inc. * (Commercial Services)	9,152	234,200
Republic Services, Inc. (Environmental Control)	16,016	680,841
Reynolds & Reynolds Co. (Computers)	6,864	194,938
RF Micro Devices, Inc. * (Telecommunications)	26,312	227,599
Rollins, Inc. (Commercial Services)	3,432	69,464
Roper Industries, Inc. (Miscellaneous Manufacturing)	11,440	556,327
Ross Stores, Inc. (Retail)	20,592	601,080
RPM, Inc. (Chemicals)	16,016	287,327
RSA Security, Inc. * (Internet)	9,152	164,187
Ruby Tuesday, Inc. (Retail)	8,008	256,897
Ruddick Corp. (Food)	4,576	111,243
Saks, Inc. * (Retail)	18,304	353,267
SanDisk Corp. * (Computers)	26,312	1,513,465
SCANA Corp. (Electric)	16,016	628,468
Scholastic Corp. * (Media)	4,576	122,454
SEI Investments Co. (Software)	8,008	324,564

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Semtech Corp. * (Semiconductors)	10,296	184,195
Sensient Technologies Corp. (Chemicals)	5,720	103,246
Sepracor, Inc. * (Pharmaceuticals)	14,872	725,902
Sequa Corp. - Class A * (Aerospace/Defense)	1,144	111,883
Sierra Pacific Resources * (Electric)	27,456	379,167
Silicon Laboratories, Inc. * (Semiconductors)	5,720	314,314
Smith International, Inc. (Oil & Gas Services)	27,456	1,069,687
Smithfield Foods, Inc. * (Food)	13,728	402,779
Sonoco Products Co. (Packaging & Containers)	13,728	464,967
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	5,720	166,109
Southwestern Energy Co. * (Oil & Gas)	22,880	736,507
SPX Corp. (Miscellaneous Manufacturing)	9,152	488,900
SRA International, Inc. - Class A * (Computers)	4,576	172,652
StanCorp Financial Group, Inc. (Insurance)	6,864	371,411
Steel Dynamics, Inc. (Iron/Steel)	4,576	259,596
Stericycle, Inc. * (Environmental Control)	5,720	386,786
STERIS Corp. (Healthcare - Products)	9,152	225,871
SVB Financial Group * (Banks)	4,576	242,757
Swift Transportation Co., Inc. * (Transportation)	6,864	149,155
Sybase, Inc. * (Software)	12,584	265,774
Synopsys, Inc. * (Computers)	20,592	460,231
TCF Financial Corp. (Banks)	14,872	382,954
Tech Data Corp. * (Distribution/Wholesale)	8,008	295,575

Techne Corp. * (Healthcare - Products)	4,576	275,201
Tecumseh Products Co. (Machinery-Diversified)	2,288	56,148
Teleflex, Inc. (Miscellaneous Manufacturing)	4,576	327,779
Telephone & Data Systems, Inc. (Telecommunications)	13,728	541,432
Texas Regional Bancshares, Inc. - Class A (Banks)	5,720	168,683
The Brink’s Co. (Miscellaneous Manufacturing)	8,008	406,486
The Colonial BancGroup, Inc. (Banks)	21,736	543,400
The Corporate Executive Board Co. (Commercial Services)	4,576	461,718
The Macerich Co. (REIT)	9,152	676,790
The Ryland Group, Inc. (Home Builders)	5,720	396,968
The Scotts Co. - Class A (Household Products/Wares)	5,720	261,747
The Timberland Co. - Class A * (Apparel)	6,864	234,955
Thomas & Betts Corp. * (Electronics)	6,864	352,672
Thor Industries, Inc. (Home Builders)	4,576	244,175

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Tidewater, Inc. (Oil & Gas Services)	8,008	442,282
Timken Co. (Metal Fabricate/Hardware)	11,440	369,169
Toll Brothers, Inc. * (Home Builders)	14,872	515,018
Tootsie Roll Industries, Inc. (Food)	3,432	100,463
Transaction Systems Architect, Inc. * (Software)	4,576	142,817
Triad Hospitals, Inc. * (Healthcare - Services)	11,440	479,336
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,720	311,111
TriQuint Semiconductor, Inc. * (Semiconductors)	19,448	95,684
Tupperware Corp. (Household Products/Wares)	6,864	141,330
United Dominion Realty Trust, Inc. (REIT)	18,304	522,396
United Rentals, Inc. * (Commercial Services)	9,152	315,744
Unitrin, Inc. (Insurance)	5,720	266,037
Universal Corp. (Agriculture)	3,432	126,195
Universal Health Services, Inc. - Class B (Healthcare - Services)	6,864	348,623
Urban Outfitters, Inc. * (Retail)	16,016	393,033
UTStarcom, Inc. * (Telecommunications)	14,872	93,545
Valassis Communications, Inc. * (Commercial Services)	5,720	167,996
Valeant Pharmaceuticals International (Pharmaceuticals)	12,584	199,456
Valspar Corp. (Chemicals)	13,728	382,599
Varian Medical Systems, Inc. * (Healthcare - Products)	18,304	1,027,953
Varian, Inc. * (Electronics)	3,432	141,330
VCA Antech, Inc. * (Pharmaceuticals)	11,440	325,811
Vectren Corp. (Gas)	10,296	271,608
Vertex Pharmaceuticals, Inc. * (Biotechnology)	13,728	502,308
Vishay Intertechnology, Inc. * (Electronics)	26,312	374,683
W.R. Berkley Corp. (Insurance)	16,016	929,890
Waddell & Reed Financial, Inc. (Diversified Financial Services)	11,440	264,264
Washington Federal, Inc. (Savings & Loans)	11,440	276,848
Washington Post Co. - Class B (Media)	1,144	888,602
Webster Financial Corp. (Banks)	6,864	332,629
Weingarten Realty Investors (REIT)	10,296	419,562
Werner Enterprises, Inc. (Transportation)	6,864	126,092
Westamerica Bancorp (Banks)	3,432	178,189
Westar Energy, Inc. (Electric)	11,440	238,066
Western Digital Corp. * (Computers)	32,032	622,382
Western Gas Resources, Inc. (Pipelines)	8,008	386,386
Westwood One, Inc. (Media)	8,008	88,408
WGL Holdings, Inc. (Gas)	6,864	208,803
Williams Sonoma, Inc. * (Retail)	16,016	679,078
Wilmington Trust Corp. (Banks)	9,152	396,739

See accompanying notes to the Schedules of Portfolio Investments.

Wind River Systems, Inc. * (Software)	9,152	113,942
Wisconsin Energy Corp. (Electric)	16,016	640,480
Worthington Industries, Inc. (Metal Fabricate/Hardware)	9,152	183,589
WPS Resources Corp. (Electric)	4,576	225,231
YRC Worldwide Inc. * (Transportation)	8,008	304,784
Zebra Technologies Corp. * (Machinery-Diversified)	9,152	409,277

TOTAL COMMON STOCKS (Cost $126,029,703)		155,197,838

Repurchase Agreements (12.1%)

	Principal Amount
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $21,942,134 (Collateralized by $22,462,000 of various U.S. Government Agency Obligations, 1.875% - 4.834%, 4/12/06 - 1/5/18, market value $22,375,209)	$21,934,000	21,934,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,934,000)		21,934,000

TOTAL INVESTEMENT SECURITES (Cost $147,963,703) - 98.1% of net assets		$177,131,838

Percentages indicated are based on net assets of $180,589,882.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. REIT Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $102,169,600)	256	$3,650,635
E-Mini S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $8,860,020)	111	11,086

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 4/28/06 (Underlying notional amount at value $88,306,271)	111,482	$670,269
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 5/2/06 (Underlying notional amount at value 6,192,687)	7,818	46,907

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.2%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.4%
Auto Parts & Equipment	0.5%
Banks	3.7%
Beverages	0.1%
Biotechnology	1.6%
Building Materials	0.5%
Chemicals	2.3%
Coal	1.4%

See accompanying notes to the Schedules of Portfolio Investments.

Commercial Services	3.8%
Computers	4.1%
Distribution/Wholesale	1.1%
Diversified Financial Services	2.8%
Electric	4.2%
Electrical Components & Equipment	0.7%
Electronics	1.8%
Engineering & Construction	0.6%
Entertainment	0.5%
Environmental Control	0.7%
Food	0.7%
Forest Products & Paper	0.6%
Gas	0.8%
Hand/Machine Tools	0.2%
Healthcare - Products	3.2%
Healthcare - Services	2.0%
Holding Companies - Diversified	0.4%
Home Builders	1.0%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Insurance	4.9%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.2%
Machinery - Construction & Mining	0.5%
Machinery - Diversified	1.0%
Media	1.2%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	2.4%
Office Furnishings	0.4%
Oil & Gas	4.4%
Oil & Gas Services	2.0%
Packaging & Containers	0.4%
Pharmaceuticals	1.7%
Pipelines	1.2%
Real Estate Investment Trust	3.1%
Retail	7.6%
Savings & Loans	1.0%
Semiconductors	3.6%
Software	2.1%
Telecommunications	1.9%
Textiles	0.3%
Transportation	2.2%
Trucking & Leasing	0.2%
Water	0.3%
Other***	12.1%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraSmall-Cap ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (70.9%)
3Com Corp. * (Telecommunications)	64,155	$328,474
Aaron Rents, Inc. (Commercial Services)	7,755	210,703
Abgenix, Inc. * (Pharmaceuticals)	20,445	460,013
ABM Industries, Inc. (Commercial Services)	10,575	202,723
Acadia Realty Trust (REIT)	9,870	232,439
Accredited Home Lenders * (Diversified Financial Services)	2,820	144,328
Actuant Corp. (Miscellaneous Manufacturing)	6,345	388,441
Acuity Brands, Inc. (Miscellaneous Manufacturing)	11,280	451,200
Acxiom Corp. (Software)	14,805	382,561
Adaptec, Inc. * (Telecommunications)	42,300	233,919
ADTRAN, Inc. (Telecommunications)	9,870	258,397
Advance America Cash Advance Centers, Inc. (Commercial Services)	10,575	152,069
Advanta Corp. - Class B (Diversified Financial Services)	5,640	207,947
Advent Software, Inc. * (Software)	9,165	260,469
Advisory Board Co. * (Commercial Services)	3,525	196,589
ADVO, Inc. (Advertising)	5,640	180,480
Aeroflex, Inc. * (Telecommunications)	17,625	241,991
Aeropostale, Inc. * (Retail)	9,165	276,416
AGCO Corp. * (Machinery-Diversified)	14,100	292,434
Agile Software Corp. * (Internet)	47,940	365,781
AirTran Holdings, Inc. * (Airlines)	15,510	280,886
Alabama National BanCorp (Banks)	2,115	144,666
Alaska Air Group, Inc. * (Airlines)	5,640	199,938
Albany International Corp. - Class A (Machinery-Diversified)	5,640	214,828
Aleris International, Inc. * (Environmental Control)	6,345	305,004
Alexandria Real Estate Equities, Inc. (REIT)	3,525	336,037
Alexion Pharmaceuticals, Inc. * (Biotechnology)	7,755	274,682
Alkermes, Inc. * (Pharmaceuticals)	19,740	435,267
ALLETE, Inc. (Electric)	3,525	164,265
Amcore Financial, Inc. (Banks)	5,640	178,337
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	9,165	156,996
American Home Mortgage Investment Corp. (REIT)	4,935	154,021
American Medical Systems Holdings, Inc. * (Healthcare - Products)	10,575	237,938
American States Water Co. (Water)	4,935	184,372
AmSurg Corp. * (Healthcare - Services)	4,935	111,975
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	18,330	897,253

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Analogic Corp. (Electronics)	3,525	233,355
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	7,050	213,686
Andrx Group * (Pharmaceuticals)	10,575	251,051
Angelica Corp. (Textiles)	7,755	159,133
Anixter International, Inc. (Telecommunications)	7,050	336,849
ANSYS, Inc. * (Software)	7,755	419,932
Anteon International Corp. * (Computers)	4,935	269,254
Anthracite Capital, Inc. (REIT)	9,870	108,373
Apollo Investment Corp. (Investment Companies)	9,165	163,229
Applera Corp. - Celera Genomics Group * (Biotechnology)	11,280	131,863
Applied Industrial Technologies, Inc. (Machinery-Diversified)	5,640	251,544
Applied Micro Circuits Corp. * (Semiconductors)	69,090	281,196
Apria Healthcare Group, Inc. * (Healthcare - Services)	7,050	162,009
aQuantive, Inc. * (Internet)	10,575	248,936
Aquila, Inc. * (Electric)	41,595	165,964
Arbitron, Inc. (Commercial Services)	5,640	190,745
Argonaut Group, Inc. * (Insurance)	7,050	250,628
Arkansas Best Corp. (Transportation)	5,640	220,637
Armor Holdings, Inc. * (Aerospace/Defense)	5,640	328,756
Arris Group, Inc. * (Telecommunications)	21,150	291,024
Arrow Financial Corp. (Banks)	7,755	212,487
ArthroCare Corp. * (Healthcare - Products)	4,935	235,992
ArvinMeritor, Inc. (Auto Parts & Equipment)	11,280	168,185
Atmel Corp. * (Semiconductors)	81,075	382,674
ATMI, Inc. * (Semiconductors)	7,050	212,910
Atwood Oceanics, Inc. * (Oil & Gas)	3,525	356,060
Audiovox Corp. - Class A * (Telecommunications)	11,280	134,683
Aviall, Inc. * (Distribution/Wholesale)	5,640	214,771
Avista Corp. (Electric)	11,985	247,490
Avocent Corp. * (Internet)	10,575	335,650
Axcelis Technologies, Inc. * (Semiconductors)	21,855	128,070
Aztar Corp. * (Lodging)	5,640	236,824
Baldor Electric Co. (Hand/Machine Tools)	8,460	286,540
Bally Technologies, Inc. * (Entertainment)	9,165	155,713
BancorpSouth, Inc. (Banks)	9,870	236,979
Bandag, Inc. (Auto Parts & Equipment)	4,230	177,110
Bank Mutual Corp. (Banks)	19,035	225,374
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	11,280	162,319
BankUnited Financial Corp. - Class A (Savings & Loans)	7,755	209,695
Banner Corp. (Banks)	5,640	191,760
Banta Corp. (Commercial Services)	5,640	293,167
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,230	171,315

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
BE Aerospace, Inc. * (Aerospace/Defense)	9,870	247,934
BearingPoint, Inc. * (Commercial Services)	28,905	245,403
Belden, Inc. (Electrical Components & Equipment)	9,870	268,760
Benchmark Electronics, Inc. * (Electronics)	9,165	351,478
Berry Petroleum Co. - Class A (Oil & Gas)	3,525	241,286
Big Lots, Inc. * (Retail)	19,035	265,729
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	2,820	175,827
BioMed Realty Trust, Inc. (REIT)	7,050	208,962
Biosite Diagnostics, Inc. * (Healthcare - Products)	3,525	183,053
Black Box Corp. (Telecommunications)	4,230	203,252
Black Hills Corp. (Electric)	4,935	167,790
Blockbuster, Inc. - Class A (Retail)	28,905	114,753
Blyth, Inc. (Household Products/Wares)	4,230	88,915
Bob Evans Farms, Inc. (Retail)	8,460	251,347
Boston Private Financial Holdings, Inc. (Banks)	7,755	262,040
Bowater, Inc. (Forest Products & Paper)	8,460	250,248
Bowne & Co., Inc. (Commercial Services)	12,690	211,542
Brady Corp. - Class A (Electronics)	7,050	264,093
Brandywine Realty Trust (REIT)	7,050	223,908
Briggs & Stratton Corp. (Machinery-Diversified)	9,165	324,166
Bright Horizons Family Solutions, Inc. * (Commercial Services)	4,230	163,828
Bristow Group, Inc. * (Transportation)	5,640	174,276
Brocade Communications Systems, Inc. * (Computers)	45,825	306,111
Brookline Bancorp, Inc. (Savings & Loans)	12,690	196,568
Brooks Automation, Inc. * (Semiconductors)	9,165	130,510
Brown Shoe Co., Inc. (Retail)	4,230	221,990
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	6,345	305,766
Building Materials Holding Corp. (Distribution/Wholesale)	4,230	150,757
Cabot Microelectronics Corp. * (Chemicals)	4,230	156,933
Cabot Oil & Gas Corp. (Oil & Gas)	7,755	371,697
California Water Service Group (Water)	4,230	190,561
Callaway Golf Co. (Leisure Time)	13,395	230,394
Cambrex Corp. (Biotechnology)	11,280	220,411
CARBO Ceramics, Inc. (Oil & Gas Services)	2,820	160,486
Carpenter Technology Corp. (Iron/Steel)	4,230	399,820
Carter’s, Inc. * (Apparel)	2,820	190,322
Cascade Bancorp (Banks)	8,460	249,993
Cascade Natural Gas Corp. (Gas)	8,460	166,662
Casey’s General Stores, Inc. (Retail)	12,690	290,220
Catalina Marketing Corp. (Advertising)	8,460	195,426

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cathay Bancorp, Inc. (Banks)	7,755	291,897
CEC Entertainment, Inc. * (Retail)	5,640	189,617
Centene Corp. * (Healthcare - Services)	7,050	205,649
Central Garden & Pet Co. * (Household Products/Wares)	4,230	224,782
Central Pacific Financial Corp. (Banks)	4,230	155,326
CH Energy Group, Inc. (Electric)	2,820	135,360
Champion Enterprises, Inc. * (Home Builders)	15,510	232,030
Charming Shoppes, Inc. * (Retail)	22,560	335,466
Chattem, Inc. * (Cosmetics/Personal Care)	4,230	159,260
Checkpoint Systems, Inc. * (Electronics)	12,690	341,107
Chemed Corp. (Commercial Services)	4,230	251,008
Chemical Financial Corp. (Banks)	4,935	159,450
Cheniere Energy, Inc. * (Oil & Gas)	7,050	286,019
Chiquita Brands International, Inc. (Food)	5,640	94,583
Chittenden Corp. (Banks)	7,050	204,239
Ciber, Inc. * (Computers)	25,380	161,924
CIENA Corp. * (Telecommunications)	90,945	473,823
Cimarex Energy Co. (Oil & Gas)	11,985	518,470
Cincinnati Bell, Inc. * (Telecommunications)	52,875	238,995
Citizens Banking Corp. (Banks)	7,755	208,222
City Holding Co. (Banks)	4,230	155,622
CKE Restaurants, Inc. (Retail)	11,985	208,539
Clarcor, Inc. (Miscellaneous Manufacturing)	7,755	276,078
CLECO Corp. (Electric)	9,165	204,654
Cleveland-Cliffs, Inc. (Iron/Steel)	3,525	307,098
CMGI, Inc. * (Internet)	78,255	115,817
CNET Networks, Inc. * (Internet)	27,495	390,703
Coca-Cola Bottling Co. Consolidated (Beverages)	4,230	194,580
Coeur d’Alene Mines Corp. * (Mining)	45,120	295,987
Cognex Corp. (Machinery-Diversified)	9,165	271,651
Coherent, Inc. * (Electronics)	7,050	247,526
Coldwater Creek, Inc. * (Retail)	9,165	254,787
Colonial Properties Trust (REIT)	4,935	247,392
Columbia Banking System, Inc. (Banks)	7,755	259,482
Commercial Capital Bancorp, Inc. (Savings & Loans)	8,460	118,948
Commercial Metals Co. (Metal Fabricate/Hardware)	9,870	527,946
Commercial NET Lease Realty (REIT)	7,050	164,265
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	3,525	121,436
Commscope, Inc. * (Telecommunications)	11,985	342,172
Community Bank System, Inc. (Banks)	7,050	157,427
Comstock Resources, Inc. * (Oil & Gas)	9,165	272,109
Comtech Telecommunications Corp. * (Telecommunications)	4,230	123,389
CONMED Corp. * (Healthcare - Products)	5,640	108,006
Consolidated Graphics, Inc. * (Commercial Services)	4,935	257,212

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Continental Airlines, Inc. - Class B * (Airlines)	9,165	246,539
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	11,280	161,755
Corinthian Colleges, Inc. * (Commercial Services)	14,100	203,040
Corn Products International, Inc. (Food)	10,575	312,702
Corporate Office Properties Trust (REIT)	5,640	257,974
Corrections Corp. of America * (Commercial Services)	7,050	318,660
Corus Bankshares, Inc. (Banks)	2,820	167,621
CoStar Group, Inc. * (Commercial Services)	4,230	219,495
Cousins Properties, Inc. (REIT)	4,935	164,977
Covanta Holding Corp. * (Energy - Alternate Sources)	7,050	117,524
Cox Radio, Inc. - Class A * (Media)	11,280	151,378
Crane Co. (Miscellaneous Manufacturing)	8,460	346,945
Credence Systems Corp. * (Semiconductors)	16,215	119,018
Cross Country Healthcare, Inc. * (Commercial Services)	9,870	191,083
CSG Systems International, Inc. * (Software)	10,575	245,975
CSK Auto Corp. * (Retail)	10,575	146,675
CTS Corp. (Electronics)	16,215	216,957
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	13,395	307,683
Cumulus Media, Inc. - Class A * (Media)	15,510	174,643
Curtiss-Wright Corp. (Aerospace/Defense)	4,935	326,697
CV Therapeutics, Inc. * (Pharmaceuticals)	8,460	186,797
CVB Financial Corp. (Banks)	11,985	204,944
Cyberonics, Inc. * (Healthcare - Products)	2,820	72,671
Cymer, Inc. * (Electronics)	7,755	352,387
Cypress Semiconductor Corp. * (Semiconductors)	22,560	382,392
Delphi Financial Group, Inc. - Class A (Insurance)	5,640	291,192
Delta & Pine Land Co. (Agriculture)	6,345	191,365
Dendrite International, Inc. * (Software)	10,575	144,349
DeVry, Inc. * (Commercial Services)	9,165	208,687
Diagnostic Products Corp. (Healthcare - Products)	3,525	167,896
Digital Insight Corp. * (Internet)	7,050	256,620
Digital River, Inc. * (Internet)	6,345	276,705
Digitas, Inc. * (Internet)	16,215	233,496
Dionex Corp. * (Electronics)	4,230	260,060
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	4,230	192,042
Doral Financial Corp. (Diversified Financial Services)	12,690	146,570
Dress Barn, Inc. * (Retail)	7,050	338,047
Drew Industries, Inc. * (Building Materials)	8,460	300,753
DRS Technologies, Inc. (Aerospace/Defense)	4,230	232,100

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
DSP Group, Inc. * (Semiconductors)	7,050	204,521
Duquesne Light Holdings, Inc. (Electric)	9,165	151,223
Dycom Industries, Inc. * (Engineering & Construction)	8,460	179,775
Eagle Materials, Inc. - Class A (Building Materials)	10,575	674,261
EarthLink, Inc. * (Internet)	22,560	215,448
EastGroup Properties, Inc. (REIT)	3,525	167,226
Eclipsys Corp. * (Software)	9,870	233,031
Education Realty Trust, Inc. (REIT)	11,280	172,584
eFunds Corp. * (Software)	9,165	236,824
EGL, Inc. * (Transportation)	7,050	317,250
El Paso Electric Co. * (Electric)	9,165	174,502
Electronics for Imaging, Inc. * (Computers)	9,165	256,345
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	7,755	180,846
ElkCorp (Building Materials)	4,230	142,763
EMCOR Group, Inc. * (Engineering & Construction)	8,460	420,123
Emmis Communications Corp. * (Media)	9,165	146,640
Empire District Electric Co. (Electric)	7,050	156,651
Emulex Corp. * (Semiconductors)	13,395	228,921
Encore Acquisition Co. * (Oil & Gas)	9,165	284,115
Energy Partners, Ltd. * (Oil & Gas)	7,755	182,863
Entegris, Inc. * (Semiconductors)	19,035	202,532
Entercom Communications Corp. (Media)	7,755	216,520
Entertainment Properties Trust (REIT)	4,935	207,171
Entravision Communications Corp. * (Media)	21,855	200,192
Enzon, Inc. * (Biotechnology)	26,790	216,999
Epicor Software Corp. * (Software)	12,690	170,427
Equinix, Inc. * (Internet)	3,525	226,376
Equity Inns, Inc. (REIT)	12,690	205,578
Equity Lifestyle Properties, Inc. (REIT)	4,230	210,443
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	4,230	214,250
Esterline Technologies Corp. * (Aerospace/Defense)	4,935	210,971
Ethan Allen Interiors, Inc. (Home Furnishings)	6,345	266,617
Euronet Worldwide, Inc. * (Commercial Services)	5,640	213,361
Exar Corp. * (Semiconductors)	17,625	251,685
Exelixis, Inc. * (Biotechnology)	23,970	287,880
F.N.B. Corp. (Banks)	9,870	168,777
FactSet Research Systems, Inc. (Computers)	6,345	281,401
Fairchild Semiconductor International, Inc. * (Semiconductors)	21,150	403,331
Federal Signal Corp. (Miscellaneous Manufacturing)	11,280	208,680
FEI Co. * (Electronics)	6,345	125,948
FelCor Lodging Trust, Inc. (REIT)	8,460	178,506
Ferro Corp. (Chemicals)	8,460	169,200
Fidelity Bankshares, Inc. (Savings & Loans)	7,755	260,801

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Filenet Corp. * (Software)	7,050	190,491
Financial Federal Corp. (Diversified Financial Services)	8,460	247,878
First BanCorp. (Banks)	6,345	78,424
First Charter Corp. (Banks)	6,345	156,722
First Citizens BancShares, Inc. - Class A (Banks)	705	136,065
First Commonwealth Financial Corp. (Banks)	10,575	155,030
First Community Bancorp - Class A (Banks)	3,525	203,252
First Financial Bancorp (Banks)	7,755	129,043
First Financial Bankshares, Inc. (Banks)	4,935	189,011
First Financial Holdings, Inc. (Savings & Loans)	5,640	178,788
First Industrial Realty Trust, Inc. (REIT)	5,640	240,772
First Merchants Corp. (Banks)	7,050	186,966
First Midwest Bancorp, Inc. (Banks)	7,050	257,819
First Niagara Financial Group, Inc. (Savings & Loans)	15,510	227,377
First Republic Bank (Banks)	3,525	133,316
FirstFed Financial Corp. * (Savings & Loans)	3,525	210,830
Fisher Communications, Inc. * (Media)	5,640	252,389
Florida East Coast Industries, Inc. (Transportation)	4,935	265,997
Flowers Foods, Inc. (Food)	6,345	188,447
Flowserve Corp. * (Machinery-Diversified)	8,460	493,556
Flushing Financial Corp. (Savings & Loans)	9,165	160,021
Formfactor, Inc. * (Semiconductors)	7,755	304,927
Forward Air Corp. (Transportation)	4,935	184,026
Fossil, Inc. * (Household Products/Wares)	9,165	170,286
Foundry Networks, Inc. * (Telecommunications)	26,085	473,704
Franklin Bank Corp. Houston * (Savings & Loans)	8,460	162,686
Franklin Electric Co., Inc. (Hand/Machine Tools)	5,640	308,226
Fremont General Corp. (Banks)	11,985	258,397
Frontier Financial Corp. (Banks)	9,165	302,811
Frontier Oil Corp. (Oil & Gas)	8,460	502,100
FTI Consulting, Inc. * (Commercial Services)	7,755	221,250
Fuller (H.B.) Co. (Chemicals)	6,345	325,752
Furniture Brands International, Inc. (Home Furnishings)	8,460	207,355
G & K Services, Inc. (Textiles)	4,935	209,935
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	5,640	225,318
GameStop Corp. (New) - Class B * (Retail)	7,755	335,946
Gardner Denver, Inc. * (Machinery-Diversified)	5,640	367,728
Gartner Group, Inc. * (Commercial Services)	14,100	196,695
Gateway, Inc. * (Computers)	54,990	120,428

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
GATX Corp. (Trucking & Leasing)	6,345	261,985
Gaylord Entertainment Co. * (Lodging)	7,755	351,922
Gemstar-TV Guide International, Inc. * (Media)	35,250	108,923
GenCorp, Inc. * (Aerospace/Defense)	9,165	188,341
General Communication, Inc. - Class A * (Telecommunications)	16,215	196,039
Genesco, Inc. * (Retail)	5,640	219,340
Genesee & Wyoming, Inc. - Class A * (Transportation)	8,460	259,553
Genesis Healthcare Corp. * (Healthcare - Services)	2,820	123,911
Genesis Microchip, Inc. * (Semiconductors)	7,755	132,145
Georgia Gulf Corp. (Chemicals)	6,345	164,907
Glacier Bancorp, Inc. (Banks)	7,050	218,903
Glimcher Realty Trust (REIT)	4,935	140,154
Global Imaging Systems, Inc. * (Office/Business Equipment)	7,050	267,759
Gold Banc Corp., Inc. (Banks)	14,100	258,312
Gold Kist, Inc. * (Food)	7,755	98,023
Golden Telecom, Inc. (Telecommunications)	5,640	169,482
Granite Construction, Inc. (Engineering & Construction)	4,935	240,236
Greater Bay Bancorp (Banks)	8,460	234,680
Greif Brothers Corp. - Class A (Packaging & Containers)	4,230	289,417
Grey Wolf, Inc. * (Oil & Gas)	33,135	246,524
Griffon Corp. * (Miscellaneous Manufacturing)	8,460	210,146
Group 1 Automotive, Inc. (Retail)	8,460	402,187
Guitar Center, Inc. * (Retail)	4,230	201,771
Haemonetics Corp. * (Healthcare - Products)	4,230	214,757
Hancock Holding Co. (Banks)	4,935	229,576
Hanover Compressor Co. * (Oil & Gas Services)	14,805	275,669
Harbor Florida Bancshares, Inc. (Savings & Loans)	5,640	213,587
Harland (John H.) Co. (Household Products/Wares)	7,755	304,771
Harleysville National Corp. (Banks)	5,640	128,254
Headwaters, Inc. * (Energy - Alternate Sources)	7,050	280,519
Healthways, Inc. * (Healthcare - Services)	5,640	287,302
Heartland Express, Inc. (Transportation)	8,460	184,343
HEICO Corp. (Aerospace/Defense)	9,165	290,439
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	14,100	534,389
Hercules, Inc. * (Chemicals)	20,445	282,141
Heritage Property Investment Trust (REIT)	3,525	139,555
Herley Industries, Inc. * (Aerospace/Defense)	12,690	264,967
Hibbett Sporting Goods, Inc. * (Retail)	8,460	279,095
Highwoods Properties, Inc. (REIT)	7,050	237,797
Hilb, Rogal, & Hobbs Co. (Insurance)	4,935	203,421
Holly Corp. (Oil & Gas)	4,230	313,528
See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hologic, Inc. * (Healthcare - Products)	7,050	390,217
Home Properties of New York, Inc. (REIT)	4,230	216,153
Horace Mann Educators Corp. (Insurance)	9,165	172,302
Hot Topic, Inc. * (Retail)	7,755	112,448
Houston Exploration Co. * (Oil & Gas)	4,935	260,075
Human Genome Sciences, Inc. * (Biotechnology)	22,560	245,227
Hutchinson Technology, Inc. * (Computers)	4,230	127,619
Hydril Co. * (Oil & Gas Services)	4,230	329,729
IBERIABANK Corp. (Banks)	2,820	159,527
ICOS Corp. * (Biotechnology)	13,395	295,360
IDACORP, Inc. (Electric)	7,050	229,266
IDT Corp. - Class B * (Telecommunications)	11,985	132,674
IHOP Corp. (Retail)	4,230	202,786
IKON Office Solutions, Inc. (Office/Business Equipment)	18,330	261,203
Imation Corp. (Computers)	5,640	242,012
Immucor, Inc. * (Healthcare - Products)	7,050	202,265
IMPAC Mortgage Holdings, Inc. (REIT)	9,870	95,147
Impax Laboratories, Inc. * (Pharmaceuticals)	9,870	98,601
Independent Bank Corp. - Massachusetts (Banks)	5,640	181,326
Independent Bank Corp. - Michigan (Banks)	5,640	160,458
Infinity Property & Casualty Corp. (Insurance)	4,935	205,987
Informatica Corp. * (Software)	19,035	295,994
Infospace, Inc. * (Internet)	5,640	157,638
Inland Real Estate Corp. (REIT)	9,165	149,481
Insight Enterprises, Inc. * (Retail)	11,985	263,790
Integra LifeSciences Holdings * (Biotechnology)	5,640	231,127
Integrated Device Technology, Inc. * (Semiconductors)	20,445	303,813
Interdigital Communications Corp. * (Telecommunications)	9,165	224,726
Intergraph Corp. * (Computers)	4,935	205,592
Intermagnetics General Corp. * (Electrical Components & Equipment)	10,575	264,904
Intermec Inc * (Machinery-Diversified)	9,165	279,624
Internet Security Systems, Inc. * (Internet)	8,460	202,871
Intuitive Surgical, Inc. * (Healthcare - Products)	5,640	665,519
Invacare Corp. (Healthcare - Products)	4,935	153,281
Investment Technology Group, Inc. * (Diversified Financial Services)	8,460	421,307
Itron, Inc. * (Electronics)	4,230	253,166
J2 Global Communications, Inc. * (Internet)	4,935	231,945
Jack Henry & Associates, Inc. (Computers)	14,100	322,467
Jack in the Box, Inc. * (Retail)	7,050	306,675
Jackson Hewitt Tax Service, Inc. (Commercial Services)	7,050	222,639

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	14,805	145,533
Jarden Corp. * (Household Products/Wares)	7,050	231,593
JLG Industries, Inc. (Machinery - Construction & Mining)	15,510	477,552
Jo-Ann Stores, Inc. * (Retail)	5,640	75,914
Jones Lang LaSalle, Inc. (Real Estate)	4,935	377,725
Journal Register Co. (Media)	13,395	163,151
K-Swiss, Inc. - Class A (Apparel)	5,640	169,990
K-V Pharmaceutical Co. * (Pharmaceuticals)	9,870	238,064
Kansas City Southern Industries, Inc. * (Transportation)	12,690	313,443
Kaydon Corp. (Metal Fabricate/Hardware)	7,755	312,992
KCS Energy, Inc. * (Oil & Gas)	11,985	311,610
Keane, Inc. * (Software)	14,805	233,179
Kellwood Co. (Apparel)	9,870	309,818
Kelly Services, Inc. - Class A (Commercial Services)	10,575	287,323
KEMET Corp. * (Electronics)	26,790	253,701
Kennametal, Inc. (Hand/Machine Tools)	6,345	387,933
Kenneth Cole Productions, Inc. (Retail)	5,640	156,228
Keynote Systems, Inc. * (Internet)	16,215	185,500
KFx, Inc. * (Energy - Alternate Sources)	10,575	192,465
Kilroy Realty Corp. (REIT)	4,230	326,809
Kimball International, Inc. - Class B (Home Furnishings)	14,805	222,667
Kindred Healthcare, Inc. * (Healthcare - Services)	4,230	106,385
Kirby Corp. * (Transportation)	4,230	288,105
KNBT Bancorp, Inc. (Savings & Loans)	15,510	253,589
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	23,970	333,902
Knight Transportation, Inc. (Transportation)	10,575	208,856
Komag, Inc. * (Computers)	5,640	268,464
Kronos, Inc. * (Computers)	5,640	210,880
Kyphon, Inc. * (Healthcare - Products)	5,640	209,808
La-Z-Boy, Inc. (Home Furnishings)	10,575	179,775
Labor Ready, Inc. * (Commercial Services)	9,165	219,502
Laclede Group, Inc. (Gas)	5,640	194,128
Lakeland Financial Corp. (Banks)	7,050	329,587
Lancaster Colony Corp. (Miscellaneous Manufacturing)	3,525	148,050
Landauer, Inc. (Commercial Services)	2,820	141,620
LaSalle Hotel Properties (REIT)	6,345	260,144
Laserscope * (Healthcare - Products)	3,525	83,366
LCA-Vision, Inc. (Healthcare - Products)	3,525	176,638
Lennox International, Inc. (Building Materials)	8,460	252,616
Level 3 Communications, Inc. * (Telecommunications)	105,750	547,784
Lexington Corporate Properties Trust (REIT)	8,460	176,391

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
LIFE TIME FITNESS, Inc. * (Leisure Time)	4,935	231,204
Lin TV Corp. - Class A * (Media)	11,985	107,865
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	6,345	342,567
Littelfuse, Inc. * (Electrical Components & Equipment)	5,640	192,493
LKQ Corp. * (Distribution/Wholesale)	8,460	176,053
Lone Star Technologies, Inc. * (Oil & Gas Services)	4,935	273,448
Longs Drug Stores Corp. (Retail)	5,640	261,019
Longview Fibre Co. (Forest Products & Paper)	8,460	218,606
M/I Schottenstein Homes, Inc. (Home Builders)	2,820	132,540
Macdermid, Inc. (Chemicals)	6,345	203,992
Macrovision Corp. * (Entertainment)	9,870	218,621
MAF Bancorp, Inc. (Savings & Loans)	4,230	185,147
Magellan Health Services, Inc. * (Healthcare - Services)	5,640	228,251
Maguire Properties, Inc. (REIT)	5,640	205,860
Manhattan Associates, Inc. * (Computers)	9,165	201,630
Manitowoc Co. (Machinery-Diversified)	6,345	578,348
Martek Biosciences Corp. * (Biotechnology)	4,935	162,016
MascoTech, Inc. (a) * (Auto Parts & Equipment)	1,232	0
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	5,640	215,786
Maverick Tube Corp. * (Oil & Gas Services)	7,050	373,580
Maximus, Inc. (Commercial Services)	4,935	177,561
Maxtor Corp. * (Computers)	38,775	370,690
Maytag Corp. (Home Furnishings)	12,690	270,677
MB Financial, Inc. (Banks)	5,640	199,656
Medarex, Inc. * (Pharmaceuticals)	21,150	279,603
Media General, Inc. - Class A (Media)	4,230	197,203
Medicis Pharmaceutical Corp. – Class A (Pharmaceuticals)	8,460	275,796
Mentor Corp. (Healthcare - Products)	4,935	223,605
Mentor Graphics Corp. * (Computers)	14,805	163,595
Mercantile Bank Corp. (Banks)	4,230	165,393
Mercury Computer Systems, Inc. * (Computers)	5,640	91,368
MeriStar Hospitality Corp. * (REIT)	16,215	168,312
Methode Electronics, Inc. - Class A (Electronics)	12,690	138,194
MGE Energy, Inc. (Electric)	4,230	140,351
MGI Pharma, Inc. * (Pharmaceuticals)	11,985	209,738
Micrel, Inc. * (Semiconductors)	19,035	282,099
Micros Systems, Inc. * (Computers)	6,345	292,314
Microsemi Corp. * (Semiconductors)	11,280	328,361
MicroStrategy, Inc. - Class A * (Software)	2,820	296,918
Mid-America Apartment Communities, Inc. (REIT)	3,525	192,994
Mid-State Bancshares (Banks)	5,640	165,985
Midas, Inc. * (Commercial Services)	7,050	154,184
Midwest Banc Holdings, Inc. (Banks)	9,165	237,740
Mine Safety Appliances Co. (Environmental Control)	4,935	207,270

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Minerals Technologies, Inc. (Chemicals)	3,525	205,895
Modine Manufacturing Co. (Auto Parts & Equipment)	6,345	187,178
Monaco Coach Corp. (Home Builders)	8,460	113,364
Moneygram International, Inc. (Software)	13,395	411,493
Moog, Inc. - Class A * (Aerospace/Defense)	5,640	200,164
Movie Gallery, Inc. (Retail)	4,935	14,904
MPS Group, Inc. * (Commercial Services)	22,560	345,168
MTS Systems Corp. (Computers)	4,230	176,941
Mueller Industries, Inc. (Metal Fabricate/Hardware)	6,345	226,453
Myriad Genetics, Inc. * (Biotechnology)	11,280	294,295
Nabi Biopharmaceuticals * (Pharmaceuticals)	10,575	59,643
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	6,345	254,054
National Financial Partners (Diversified Financial Services)	6,345	358,619
National Penn Bancshares, Inc. (Banks)	9,165	195,031
National Presto Industries, Inc. (Housewares)	7,755	381,313
Nationwide Health Properties, Inc. (REIT)	9,165	197,048
Navigant Consulting Co. * (Commercial Services)	9,165	195,673
NBT Bancorp, Inc. (Banks)	7,755	180,304
NBTY, Inc. * (Pharmaceuticals)	8,460	190,519
NCI Building Systems, Inc * (Building Materials)	4,935	294,965
NCO Group, Inc. * (Commercial Services)	7,755	184,181
Nektar Therapeutics * (Biotechnology)	14,805	301,726
NetBank, Inc. (Internet)	20,445	148,022
NETGEAR, Inc. * (Telecommunications)	7,050	134,021
NetIQ Corp. * (Software)	14,100	157,215
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	8,460	546,008
New Jersey Resources Corp. (Gas)	4,230	191,408
NewAlliance Bancshares, Inc. (Savings & Loans)	23,265	335,713
Newcastle Investment Corp. (REIT)	6,345	151,772
Newpark Resources, Inc. * (Oil & Gas Services)	20,445	167,649
NGP Capital Resources Co. (Investment Companies)	18,330	249,288
NICOR, Inc. (Gas)	3,525	139,449
Nordson Corp. (Machinery-Diversified)	5,640	281,210
Northwest Natural Gas Co. (Gas)	4,935	175,143
NorthWestern Corp. (Electric)	4,935	153,676
Novastar Financial, Inc. (REIT)	3,525	117,876
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	16,920	144,497
Nu Skin Enterprises, Inc. (Retail)	9,165	160,662
Oceaneering International, Inc. * (Oil & Gas Services)	7,755	444,362

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Ohio Casualty Corp. (Insurance)	9,165	290,530
Oil States International, Inc. * (Oil & Gas Services)	8,460	311,751
Old National Bancorp (Banks)	10,575	228,843
Old Second Bancorp, Inc. (Banks)	5,640	185,161
Olin Corp. (Chemicals)	11,280	242,182
OM Group, Inc. * (Chemicals)	5,640	129,720
OMEGA Healthcare Investors, Inc. (REIT)	12,690	177,914
OmniVision Technologies, Inc. * (Semiconductors)	11,985	361,947
ON Semiconductor Corp. * (Semiconductors)	30,315	220,087
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	5,640	148,106
Openwave Systems, Inc. * (Internet)	13,395	289,064
Orbital Sciences Corp. * (Aerospace/Defense)	14,805	234,215
Otter Tail Power Co. (Electric)	6,345	182,038
Owens & Minor, Inc. (Distribution/Wholesale)	7,050	231,029
Oxford Industries, Inc. (Apparel)	4,230	216,280
P.F. Chang’s China Bistro, Inc. * (Retail)	5,640	277,996
Pacer International, Inc. (Transportation)	6,345	207,355
Pacific Capital Bancorp (Banks)	7,050	238,572
Pacific Sunwear of California, Inc. * (Retail)	12,690	281,210
Palm, Inc. * (Computers)	12,690	293,900
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	6,345	178,802
Parametric Technology Corp. * (Software)	18,330	299,329
Park Electrochemical Corp. (Electronics)	9,165	270,368
Park National Corp. (Banks)	2,115	225,248
Parker Drilling Co. * (Oil & Gas)	23,970	222,202
Partners Trust Financial Group, Inc. (Savings & Loans)	12,690	151,265
Payless ShoeSource, Inc. * (Retail)	11,280	258,199
Pediatrix Medical Group, Inc. * (Healthcare - Services)	3,525	361,805
Peet’s Coffee & Tea, Inc. * (Beverages)	4,935	148,050
Penn Virginia Corp. (Oil & Gas)	4,230	300,330
Pennsylvania (REIT)	4,935	217,140
Peoples Energy Corp. (Gas)	4,230	150,757
Pep Boys-Manny, Moe & Jack (Retail)	11,985	181,093
Performance Food Group Co. * (Food)	6,345	197,901
Pericom Semiconductor Corp. * (Semiconductors)	27,495	271,101
Perot Systems Corp. - Class A * (Computers)	16,920	263,275
Perrigo Co. (Pharmaceuticals)	14,805	241,470
PETCO Animal Supplies, Inc. * (Retail)	9,870	232,636
Pharmion Corp. * (Pharmaceuticals)	6,345	114,337
PHH Corp. * (Commercial Services)	8,460	225,882
Phillips-Van Heusen Corp. (Apparel)	7,050	269,381
Photronics, Inc. * (Semiconductors)	6,345	119,032
Pier 1 Imports, Inc. (Retail)	16,920	196,441
Pinnacle Entertainment, Inc. * (Entertainment)	9,870	278,038

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Plantronics, Inc. (Telecommunications)	9,165	324,716
Plexus Corp. * (Electronics)	14,100	529,737
PMC-Sierra, Inc. * (Semiconductors)	33,840	415,893
Polycom, Inc. * (Telecommunications)	17,625	382,110
PolyMedica Corp. (Healthcare - Products)	5,640	238,910
Post Properties, Inc. (REIT)	6,345	282,352
Potlatch Corp. (Forest Products & Paper)	4,935	211,415
Power Integrations, Inc. * (Semiconductors)	7,755	192,169
Powerwave Technologies, Inc. * (Telecommunications)	19,740	266,293
Premiere Global Services, Inc. * (Telecommunications)	14,100	113,505
Price Communications Corp. * (Telecommunications)	14,805	261,900
ProAssurance Corp. * (Insurance)	4,935	256,620
Progress Software Corp. * (Software)	7,050	205,085
ProQuest Co. * (Internet)	6,345	135,720
Prosperity Bancshares, Inc. (Banks)	7,755	234,279
Provident Bankshares Corp. (Banks)	5,640	205,578
Provident Financial Services, Inc. (Savings & Loans)	11,280	204,168
Provident New York Bancorp (Savings & Loans)	17,625	228,596
PS Business Parks, Inc. (REIT)	2,820	157,694
PSS World Medical, Inc. * (Healthcare - Products)	11,985	231,191
Psychiatric Solutions, Inc. * (Healthcare - Services)	7,050	233,567
Quanex Corp. (Metal Fabricate/Hardware)	4,230	281,845
Quanta Services, Inc. * (Commercial Services)	19,035	304,941
Quest Software, Inc. * (Software)	14,100	235,470
Radio One, Inc. * (Media)	16,215	120,964
RAIT Investment Trust (REIT)	5,640	159,274
Ralcorp Holdings, Inc. * (Food)	4,935	187,777
Rambus, Inc. * (Semiconductors)	14,100	554,693
RARE Hospitality International, Inc. * (Retail)	7,050	245,552
RC2 Corp. * (Toys/Games/Hobbies)	4,935	196,462
Reader’s Digest Association, Inc. (Media)	16,920	249,569
Red Robin Gourmet Burgers, Inc. * (Retail)	2,820	133,104
Redwood Trust, Inc. (REIT)	2,820	122,162
Regal-Beloit Corp. (Hand/Machine Tools)	8,460	357,604
Regis Corp. (Retail)	8,460	291,701
Reliance Steel & Aluminum Co. (Iron/Steel)	6,345	595,922
Remington Oil & Gas Corp. * (Oil & Gas)	6,345	274,231
Republic Bancorp, Inc. (Banks)	12,690	152,788
Resource America, Inc. - Class A (Holding Companies - Diversified)	4,935	98,305
Resources Connection, Inc. * (Commercial Services)	7,755	193,177
RF Micro Devices, Inc. * (Telecommunications)	38,070	329,306

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
RLI Corp. (Insurance)	4,230	242,379
Rogers Corp. * (Electronics)	4,230	230,450
RSA Security, Inc. * (Internet)	14,100	252,954
Ruby Tuesday, Inc. (Retail)	10,575	339,245
Ruddick Corp. (Food)	8,460	205,663
Russell Corp. (Apparel)	9,165	126,477
Ryan’s Restaurant Group, Inc. * (Retail)	14,805	214,673
S & T Bancorp, Inc. (Banks)	5,640	206,311
SafeNet, Inc. * (Telecommunications)	5,640	149,347
Saga Communications, Inc. * (Media)	15,510	149,982
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	9,165	151,314
Sanderson Farms, Inc. (Food)	3,525	78,960
Sandy Spring Bancorp, Inc. (Banks)	5,640	214,264
Saxon Capital, Inc. (REIT)	7,050	73,602
ScanSource, Inc. * (Distribution/Wholesale)	3,525	212,945
Scholastic Corp. * (Media)	6,345	169,792
School Specialty, Inc. * (Retail)	4,230	145,935
SEACOR SMIT, Inc. * (Oil & Gas Services)	3,525	279,180
Select Comfort Corp. * (Retail)	7,050	278,828
Selective Insurance Group, Inc. (Insurance)	4,230	224,190
Semtech Corp. * (Semiconductors)	17,625	315,311
Senior Housing Properties Trust (REIT)	8,460	153,126
Sensient Technologies Corp. (Chemicals)	9,165	165,428
Serologicals Corp. * (Biotechnology)	9,870	241,420
SFBC International, Inc. * (Commercial Services)	3,525	85,940
Shaw Group, Inc. * (Engineering & Construction)	11,985	364,344
Shuffle Master, Inc. * (Entertainment)	9,165	327,557
Sierra Pacific Resources * (Electric)	18,330	253,138
Sigmatel, Inc. * (Semiconductors)	6,345	55,455
Silicon Image, Inc. * (Semiconductors)	16,920	174,445
Silicon Laboratories, Inc. * (Semiconductors)	7,050	387,398
Simpson Manufacturing Co., Inc. (Building Materials)	7,050	305,265
Sinclair Broadcast Group, Inc. - Class A (Media)	16,920	137,898
Skyline Corp. (Home Builders)	5,640	233,383
SkyWest, Inc. (Airlines)	8,460	247,624
Skyworks Solutions, Inc. * (Semiconductors)	27,495	186,691
Sohu.com, Inc. * (Internet)	5,640	150,532
SonoSite, Inc. * (Healthcare - Products)	4,230	171,907
Sonus Networks, Inc. * (Telecommunications)	35,250	193,170
South Jersey Industries, Inc. (Gas)	3,525	96,127
Sovran Self Storage, Inc. (REIT)	2,820	155,664
Spherion Corp. * (Commercial Services)	32,430	337,272
Spirit Finance Corp. (REIT)	13,395	163,419
St. Mary Land & Exploration Co. (Oil & Gas)	8,460	345,422

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Stage Stores, Inc. (Retail)	4,230	125,843
Standex International Corp. (Miscellaneous Manufacturing)	5,640	178,562
Steel Dynamics, Inc. (Iron/Steel)	7,050	399,947
STERIS Corp. (Healthcare - Products)	9,870	243,592
Sterling Bancshares, Inc. (Banks)	11,985	216,329
Sterling Financial Corp. - Spokane (Savings & Loans)	12,690	368,009
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	7,755	282,902
Stewart Enterprises, Inc. - Class A (Commercial Services)	24,675	140,894
Stewart Information Services Corp. (Insurance)	3,525	165,957
Stone Energy Corp. * (Oil & Gas)	4,935	217,782
Strayer Education, Inc. (Commercial Services)	2,820	288,373
Sun Communities, Inc. (REIT)	4,230	149,531
Sunrise Assisted Living, Inc. * (Healthcare - Services)	9,870	384,633
Superior Energy Services, Inc. * (Oil & Gas Services)	16,215	434,400
Superior Industries International, Inc. (Auto Parts & Equipment)	5,640	109,190
SureWest Communications (Telecommunications)	7,755	187,051
SurModics, Inc. * (Healthcare - Products)	2,820	99,715
Susquehanna Bancshares, Inc. (Banks)	6,345	163,511
SVB Financial Group * (Banks)	5,640	299,201
Swift Energy Co. * (Oil & Gas)	4,935	184,865
Sybron Dental Special, Inc. * (Healthcare - Products)	6,345	261,668
Sycamore Networks, Inc. * (Telecommunications)	56,400	265,080
Symyx Technologies, Inc. * (Chemicals)	6,345	176,010
Tanger Factory Outlet Centers, Inc. (REIT)	4,935	169,813
Taubman Centers, Inc. (REIT)	7,755	323,150
Technitrol, Inc. (Electronics)	16,215	388,836
Tekelec * (Telecommunications)	9,870	136,502
Teledyne Technologies, Inc. * (Aerospace/Defense)	6,345	225,882
Telik, Inc. * (Biotechnology)	13,395	259,327
Tennant Co. (Machinery-Diversified)	4,935	258,199
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	9,870	214,081
Tessera Technologies, Inc. * (Semiconductors)	7,050	226,164
TETRA Technologies, Inc. * (Oil & Gas Services)	10,575	497,448
Texas Capital Bancshares, Inc. * (Banks)	8,460	203,040
Texas Industries, Inc. (Building Materials)	3,525	213,227
Texas Regional Bancshares, Inc. - Class A (Banks)	7,730	227,958
The Children’s Place Retail Stores, Inc. * (Retail)	3,525	204,098
The Finish Line, Inc. - Class A (Retail)	8,460	139,167

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
The Genlyte Group, Inc. * (Building Materials)	3,525	240,194
The Medicines Co. * (Pharmaceuticals)	11,280	232,030
The Nautilus Group, Inc. (Leisure Time)	6,345	94,858
The Navigators Group, Inc. * (Insurance)	4,230	209,808
The Phoenix Cos., Inc. (Insurance)	17,625	287,288
The Sports Authority, Inc. * (Retail)	4,935	182,102
The Steak n Shake Co. * (Retail)	10,575	223,133
The Stride Rite Corp. (Apparel)	11,280	163,334
The Topps Co., Inc. (Toys/Games/Hobbies)	20,445	179,303
The Warnaco Group, Inc. * (Apparel)	9,870	236,880
Thor Industries, Inc. (Home Builders)	6,345	338,569
Thoratec Corp. * (Healthcare - Products)	9,165	176,610
THQ, Inc. * (Software)	10,575	273,787
Tibco Software, Inc. * (Internet)	35,250	294,690
Tierone Corp. (Savings & Loans)	9,165	311,152
Todco - Class A (Oil & Gas)	9,165	361,193
Too, Inc. * (Retail)	7,050	242,168
Tootsie Roll Industries, Inc. (Food)	5,055	147,963
Town & Country Trust (REIT)	4,935	200,312
Tractor Supply Co. * (Retail)	4,935	327,388
Trammell Crow Co. * (Real Estate)	6,345	226,263
Transaction Systems Architect, Inc. * (Software)	8,460	264,037
Tredegar Corp. (Miscellaneous Manufacturing)	11,985	190,681
Triarc Cos., Inc. (Retail)	9,870	172,528
Trinity Industries, Inc. (Miscellaneous Manufacturing)	7,050	383,450
Triumph Group, Inc. * (Aerospace/Defense)	4,935	218,423
TrustCo Bank Corp. NY (Banks)	14,100	171,597
Trustmark Corp. (Banks)	7,050	223,062
Trustreet Properties, Inc. (REIT)	9,870	149,925
Tuesday Morning Corp. (Retail)	4,935	113,949
Tupperware Corp. (Household Products/Wares)	9,870	203,223
U-Store-It Trust (REIT)	9,870	198,881
UCBH Holdings, Inc. (Banks)	14,805	280,110
UMB Financial Corp. (Banks)	2,820	198,049
Umpqua Holdings Corp. (Banks)	9,165	261,202
Unisource Energy Corp. (Electric)	5,640	172,020
United Auto Group, Inc. (Retail)	5,640	242,520
United Bankshares, Inc. (Banks)	4,935	188,862
United Community Banks, Inc. (Banks)	6,345	178,612
United Natural Foods, Inc. * (Food)	7,050	246,538
United Rentals, Inc. * (Commercial Services)	9,870	340,515
United Stationers, Inc. * (Distribution/Wholesale)	5,640	299,484
United Surgical Partners International, Inc. * (Healthcare - Services)	5,640	199,712
United Therapeutics Corp. * (Pharmaceuticals)	3,525	233,637
Universal Corp. (Agriculture)	4,230	155,537
URS Corp. * (Engineering & Construction)	7,050	283,763

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
USA Mobility, Inc. (Telecommunications)	5,640	160,627
USEC, Inc. (Mining)	14,100	169,905
UTStarcom, Inc. * (Telecommunications)	19,035	119,730
Vail Resorts, Inc. * (Entertainment)	5,640	215,561
Valassis Communications, Inc. * (Commercial Services)	8,460	248,470
ValueClick, Inc. * (Internet)	16,920	286,286
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	11,280	316,742
Varian, Inc. * (Electronics)	5,640	232,255
Ventana Medical Systems, Inc. * (Healthcare - Products)	4,935	206,135
Ventiv Health, Inc. * (Advertising)	9,165	304,461
Veritas DGC, Inc. * (Oil & Gas Services)	6,345	288,000
Vertex Pharmaceuticals, Inc. * (Biotechnology)	15,510	567,512
Viad Corp. (Commercial Services)	8,460	290,009
Viasys Healthcare, Inc. * (Healthcare - Products)	6,345	190,858
Visteon Corp. * (Auto Parts & Equipment)	19,035	87,561
W Holding Co., Inc. (Banks)	16,215	127,612
W-H Energy Services, Inc. * (Oil & Gas Services)	7,755	345,020
Wabash National Corp. (Auto Manufacturers)	7,050	139,238
Wabtec Corp. (Machinery-Diversified)	10,575	344,745
Waddell & Reed Financial, Inc. (Diversified Financial Services)	12,690	293,139
Walter Industries, Inc. (Holding Companies - Diversified)	5,640	375,737
Washington Group International, Inc. (Engineering & Construction)	4,230	242,760
Washington (REIT)	6,345	230,450
Waste Connections, Inc. * (Environmental Control)	9,165	364,859
Watsco, Inc. (Distribution/Wholesale)	4,935	350,632
Watson Wyatt & Co. Holdings (Commercial Services)	11,280	367,502
Watts Industries, Inc. - Class A (Electronics)	7,755	281,817
WCI Communities, Inc. * (Home Builders)	5,640	156,905
WD-40 Co. (Household Products/Wares)	4,935	152,245
WebEx Communications, Inc. * (Internet)	7,050	237,374
Websense, Inc. * (Internet)	9,870	272,215
Werner Enterprises, Inc. (Transportation)	7,755	142,459
Wesbanco, Inc. (Banks)	4,935	161,917
WESCO International, Inc. * (Distribution/Wholesale)	5,640	383,576
West Coast Bancorp (Banks)	7,755	216,752
West Pharmaceutical Services, Inc. (Healthcare - Products)	6,345	220,298
Westamerica Bancorp (Banks)	5,640	292,828
WGL Holdings, Inc. (Gas)	5,640	171,569
Whiting Petroleum Corp. * (Oil & Gas)	4,935	202,286

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Wind River Systems, Inc. * (Software)	14,805	184,322
Winnebago Industries, Inc. (Home Builders)	6,345	192,507
Wintrust Financial Corp. (Banks)	5,640	328,078
Witness Systems, Inc. * (Software)	10,575	268,605
WMS Industries, Inc. * (Leisure Time)	4,935	148,544
Wolverine World Wide, Inc. (Apparel)	10,575	234,025
Woodward Governor Co. (Electronics)	6,345	210,971
Worthington Industries, Inc. (Metal Fabricate/Hardware)	12,690	254,561
Wright Express Corp. * (Commercial Services)	7,050	197,753
Wright Medical Group, Inc. * (Healthcare - Products)	5,640	111,390
Yankee Candle Co., Inc. (Household Products/Wares)	7,755	212,254
Zale Corp. * (Retail)	8,460	237,134
Zenith National Insurance Corp. (Insurance)	4,230	203,590
Zoll Medical Corp. * (Healthcare - Products)	7,050	185,697

TOTAL COMMON STOCKS (Cost $155,873,971)		176,214,314

	Principal Amount
Repurchase Agreements (23.3%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $57,827,436 (Collateralized by $59,857,000 of various U.S. Government Agency Obligations, 2.375% - 4.50%, 2/15/07-1/5/18, market value $58,963,556)	$57,806,000	57,806,000

TOTAL REPURCHASE AGREEMENTS (Cost $57,806,000)		57,806,000

	Shares
Rights/Warrants(NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	275	$10

TOTAL RIGHTS/WARRANTS (Cost $0)		10

TOTAL INVEST SECURITIES (Cost $213,679,971) - 94.2% of net assets		$234,020,324

Percentages indicated are based on net assets of $248,486,420.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed security
REIT	Real Estate Investment Trust
(NM)	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $162,897,300)	423	$7,971,647
E-Mini Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $14,094,660)	183	22,776

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 4/28/06 (Underlying notional amount at value $21,637,155	28,279	$316,852
Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/2/06 (Underlying notional amount at value $121,312,134)	158,549	1,351,435

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	0.1%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.5%
Banks	5.8%
Beverages	0.1%
Biotechnology	1.6%
Building Materials	1.0%
Chemicals	0.9%
Commercial Services	3.6%
Computers	1.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.1%
Electric	1.1%
Electrical Components & Equipment	0.3%
Electronics	2.1%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.4%
Food	0.7%
Forest Products & Paper	0.3%
Gas	0.5%
Hand/Machine Tools	0.7%
Healthcare-Products	2.3%
Healthcare-Services	1.0%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.5%
Household Products/Wares	0.6%
Housewares	0.2%
Insurance	1.2%
Internet	2.2%
Investment Companies	0.2%
Iron/Steel	0.7%
Leisure Time	0.3%
Lodging	0.2%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.7%
Media	1.0%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.2%
Oil & Gas	2.5%
Oil & Gas Services	1.9%
Packaging & Containers	0.1%
Pharmaceuticals	2.4%
Real Estate	0.2%
Real Estate Investment Trust	3.7%
Retail	4.4%
Savings & Loans	1.8%
Semiconductors	3.3%
Software	2.2%
Telecommunications	3.3%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.1%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	23.3%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraDow 30 ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (91.1%)
3M Co. (Miscellaneous Manufacturing)	31,691	$2,398,692

Alcoa, Inc. (Mining)	31,691	968,477
Altria Group, Inc. (Agriculture)	31,691	2,245,624
American Express Co. (Diversified Financial Services)	31,691	1,665,362
American International Group, Inc. (Insurance)	31,691	2,094,458
AT&T, Inc. (Telecommunications)	31,691	856,925
Boeing Co. (Aerospace/Defense)	31,691	2,469,680
Caterpillar, Inc. (Machinery - Construction & Mining)	31,691	2,275,731
Citigroup, Inc. (Diversified Financial Services)	31,691	1,497,083
Coca-Cola Co. (Beverages)	31,691	1,326,902
Du Pont (Chemicals)	31,691	1,337,677
Exxon Mobil Corp. (Oil & Gas)	31,691	1,928,714
General Electric Co. (Miscellaneous Manufacturing)	31,691	1,102,213
General Motors Corp. (Auto Manufacturers)	31,691	674,068
Hewlett-Packard Co. (Computers)	31,691	1,042,634
Home Depot, Inc. (Retail)	31,691	1,340,529
Honeywell International, Inc. (Miscellaneous Manufacturing)	31,691	1,355,424
Intel Corp. (Semiconductors)	31,691	613,221
International Business Machines Corp. (Computers)	31,691	2,613,557
J.P. Morgan Chase & Co. (Diversified Financial Services)	31,691	1,319,613
Johnson & Johnson (Healthcare - Products)	31,691	1,876,741
McDonald’s Corp. (Retail)	31,691	1,088,903
Merck & Co., Inc. (Pharmaceuticals)	31,691	1,116,474
Microsoft Corp. (Software)	31,691	862,312
Pfizer, Inc. (Pharmaceuticals)	31,691	789,740
Procter & Gamble Co. (Cosmetics/Personal Care)	31,691	1,826,035
United Technologies Corp. (Aerospace/Defense)	31,691	1,837,127
Verizon Communications, Inc. (Telecommunications)	31,691	1,079,395
Wal-Mart Stores, Inc. (Retail)	31,691	1,497,083
Walt Disney Co. (Media)	31,691	883,862

TOTAL COMMON STOCKS (Cost $39,353,622)		43,984,256

See accompanying notes to the Schedules of Portfolio Investments.

	Contracts
Options Purchased(NM)
Dow Jones Futures Put Option expiring June 2006 @ $7,000	800	6,696

TOTAL OPTIONS PURCHASED (Cost $10,800)		6,696

TOTAL INVESTMENT SECURITIES (Cost $39,364,422) - 91.1% of net assets		$43,990,952

Percentages indicated are based on net assets of $48,274,945.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring June 2006 (Underlying face amount at value $52,503,700)	940	$350,715

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Aerospace/Defense	8.9%
Agriculture	4.7%
Auto Manufacturers	1.4%
Beverages	2.7%
Chemicals	2.8%
Computers	7.6%
Cosmetics/Personal Care	3.8%
Diversified Financial Services	9.3%
Healthcare-Products	3.9%
Insurance	4.3%
Machinery-Construction & Mining	4.7%
Media	1.8%
Mining	2.0%
Miscellaneous Manufacturing	10.1%
Oil & Gas	4.0%
Pharmaceuticals	3.9%
Retail	8.1%
Semiconductors	1.3%
Software	1.8%
Telecommunications	4.0%

See accompanying notes to the Schedules of Portfolio Investments.

UltraOTC ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (89.9%)
Activision, Inc. * (Software)	61,632	$849,905
Adobe Systems, Inc. (Software)	146,376	5,111,451
Altera Corp. * (Semiconductors)	126,153	2,603,798
Amazon.com, Inc. * (Internet)	68,373	2,496,298
American Power Conversion Corp. (Electrical Components & Equipment)	49,113	1,135,001
Amgen, Inc. * (Biotechnology)	141,561	10,298,562
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	26,964	1,319,888
Apollo Group, Inc. - Class A * (Commercial Services)	43,335	2,275,521
Apple Computer, Inc. * (Computers)	293,715	18,421,805
Applied Materials, Inc. (Semiconductors)	204,156	3,574,772
ATI Technologies, Inc. * (Semiconductors)	61,632	1,058,838
Autodesk, Inc. * (Software)	59,706	2,299,875
BEA Systems, Inc. * (Software)	102,078	1,340,284
Bed Bath & Beyond, Inc. * (Retail)	99,189	3,808,858
Biogen Idec, Inc. * (Biotechnology)	92,448	4,354,301
Biomet, Inc. (Healthcare - Products)	82,818	2,941,695
Broadcom Corp. - Class A * (Semiconductors)	104,967	4,530,376
C.H. Robinson Worldwide, Inc. (Transportation)	41,409	2,032,768
Cadence Design Systems, Inc. * (Computers)	74,151	1,371,052
CDW Corp. (Distribution/Wholesale)	21,186	1,246,796
Celgene Corp. * (Biotechnology)	84,744	3,747,380
Check Point Software Technologies, Ltd. * (Internet)	59,706	1,195,314
CheckFree Corp. * (Internet)	21,186	1,069,893
Chiron Corp. * (Biotechnology)	68,373	3,132,167
Cintas Corp. (Textiles)	50,076	2,134,239
Cisco Systems, Inc. * (Telecommunications)	545,058	11,811,408
Citrix Systems, Inc. * (Software)	52,002	1,970,876
Cognizant Technology Solutions Corp. * (Computers)	33,705	2,005,110
Comcast Corp. - Special Class A * (Media)	236,898	6,197,251
Comverse Technology, Inc. * (Telecommunications)	52,002	1,223,607
Costco Wholesale Corp. (Retail)	61,632	3,337,989
Dell, Inc. * (Computers)	214,749	6,390,930
DENTSPLY International, Inc. (Healthcare - Products)	18,297	1,063,971
Discovery Holding Co. - Class A * (Media)	58,743	881,145
eBay, Inc. * (Internet)	260,010	10,155,991
EchoStar Communications Corp. - Class A * (Media)	53,928	1,610,829
Electronic Arts, Inc. * (Software)	76,077	4,162,933
Expedia, Inc. * (Internet)	84,744	1,717,761

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Expeditors International of Washington, Inc. (Transportation)	26,001	2,246,226
Express Scripts, Inc. * (Pharmaceuticals)	32,742	2,878,022
Fastenal Co. (Distribution/Wholesale)	35,631	1,686,772
Fiserv, Inc. * (Software)	56,817	2,417,563
Flextronics International, Ltd. * (Electronics)	156,006	1,614,662
Garmin, Ltd. (Electronics)	25,038	1,988,768
Genzyme Corp. * (Biotechnology)	79,929	5,372,827
Gilead Sciences, Inc. * (Pharmaceuticals)	112,671	7,010,389
Google, Inc. - Class A * (Internet)	29,853	11,642,671
IAC/InterActiveCorp * (Internet)	82,818	2,440,646
Intel Corp. (Semiconductors)	511,353	9,894,681
Intuit, Inc. * (Software)	54,891	2,919,652
Intuitive Surgical, Inc. * (Healthcare - Products)	8,667	1,022,706
JDS Uniphase Corp. * (Telecommunications)	476,685	1,987,776
Joy Global, Inc. (Machinery - Construction & Mining)	29,853	1,784,314
Juniper Networks, Inc. * (Telecommunications)	91,485	1,749,193
KLA -Tencor Corp. (Semiconductors)	59,706	2,887,382
Lam Research Corp. * (Semiconductors)	35,631	1,532,133
Lamar Advertising Co. * (Advertising)	21,186	1,114,807
Liberty Global, Inc. - Class A * (Media)	59,706	1,222,182
Lincare Holdings, Inc. * (Healthcare - Services)	23,112	900,444
Linear Technology Corp. (Semiconductors)	101,115	3,547,114
Marvell Technology Group, Ltd. * (Semiconductors)	68,373	3,698,979
Maxim Integrated Products, Inc. (Semiconductors)	111,708	4,149,952
MedImmune, Inc. * (Biotechnology)	65,484	2,395,405
Microchip Technology, Inc. (Semiconductors)	44,298	1,608,017
Microsoft Corp. (Software)	883,071	24,028,363
Monster Worldwide, Inc. * (Internet)	33,705	1,680,531
Network Appliance, Inc. * (Computers)	97,263	3,504,386
NII Holdings, Inc. - Class B * (Telecommunications)	36,594	2,157,948
NTL, Inc. * (Telecommunications)	77,040	2,242,634
NVIDIA Corp. * (Semiconductors)	41,409	2,371,079
Oracle Corp. * (Software)	534,465	7,316,827
PACCAR, Inc. (Auto Manufacturers)	47,187	3,325,740
Patterson Cos., Inc. * (Healthcare - Products)	32,742	1,152,518
Patterson-UTI Energy, Inc. (Oil & Gas)	43,335	1,384,987
Paychex, Inc. (Commercial Services)	89,559	3,731,028
Petsmart, Inc. (Retail)	34,668	975,558
Pixar Animation Studios * (Software)	29,853	1,914,771
Qualcomm, Inc. (Telecommunications)	495,945	25,099,777

Red Hat, Inc. * (Software)	43,335	1,212,513

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Research In Motion, Ltd. * (Computers)	46,224	3,923,493
Ross Stores, Inc. (Retail)	35,631	1,040,069
SanDisk Corp. * (Computers)	44,298	2,548,021
Sears Holdings Corp. * (Retail)	41,409	5,475,926
Sepracor, Inc. * (Pharmaceuticals)	26,001	1,269,109
Sigma-Aldrich Corp. (Chemicals)	16,371	1,077,048
Sirius Satellite Radio, Inc. * (Media)	358,236	1,819,839
Staples, Inc. (Retail)	121,338	3,096,546
Starbucks Corp. * (Retail)	263,862	9,931,765
Sun Microsystems, Inc. * (Computers)	373,644	1,916,794
Symantec Corp. * (Internet)	270,603	4,554,248
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	29,853	1,126,055
Tellabs, Inc. * (Telecommunications)	63,558	1,010,572
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	123,264	5,076,012
Urban Outfitters, Inc. * (Retail)	42,372	1,039,809
VeriSign, Inc. * (Internet)	57,780	1,386,142
Whole Foods Market, Inc. (Food)	33,705	2,239,360
Wynn Resorts, Ltd. * (Lodging)	26,964	2,072,183
Xilinx, Inc. (Semiconductors)	113,634	2,893,122
XM Satellite Radio Holdings, Inc. - Class A * (Media)	66,447	1,479,775
Yahoo!, Inc. * (Internet)	169,488	5,467,683

TOTAL COMMON STOCKS (Cost $215,124,751)		361,136,152

Repurchase Agreements (6.0%)

	Principal Amount
UBS**, 4.45%, 4/3/06, dated 3/31/06 with a maturity value of $23,924,869 (Collateralized by $23,691,000 of various U.S. Government Agency Obligations, 4.834% - 6.00%, 4/12/06 - 5/15/08 market value $24,395,555)	$23,916,000	23,916,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,916,000)		23,916,000

TOTAL INVESTEMENT SECURITES (Cost $239,040,751) - 95.9% of net assets		$385,052,152

Percentages indicated are based on net assets of $401,531,072.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2006 (Underlying face amount at value $141,376,200)	821	$4,149,670

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring June 2006 (Underlying face amount at value $11,502,960)	334	(73,114)

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 4/28/06 (Underlying notional amount at value $158,233,451)	92,879	$2,083,721
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 5/2/06 (Underlying notional amount at value $157,694,193)	92,562	1,806,184

UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.3%
Auto Manufacturers	0.8%
Biotechnology	7.3%
Chemicals	0.3%
Commercial Services	1.5%
Computers	10.0%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.3%
Electronics	0.9%
Food	0.6%
Healthcare - Products	1.5%
Healthcare - Services	0.2%
Internet	10.9%
Lodging	0.5%
Machinery – Construction & Mining	0.4%
Media	3.3%
Oil & Gas	0.3%
Pharmaceuticals	4.4%
Retail	7.1%
Semiconductors	11.0%
Software	13.9%
Telecommunications	12.1%
Textiles	0.5%
Transportation	1.1%
Other ***	6.0%

***	Includes non-equity securities

See accompanying notes to the Schedules of Portfolio Investments.

UltraJapan ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (87.4%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $373,280,374 (Collateralized by $379,789,000 of various U.S. Government Agency Obligations, 2.625% - 4.94%, 6/7/06 - 2/11/10, market value $380,605,170)	$373,142,000	$373,142,000

TOTAL REPURCHASE AGREEMENTS (Cost $373,142,000)		373,142,000

	Contracts
Options Purchased (12.7%)
Nikkei 225 Futures Put Option expiring April 2006 @ $8,000	8,400	95,886

Nikkei 225 Futures Call Option expiring June 2006 @ $8,000	1,200	54,240,000

TOTAL OPTIONS PURCHASED (Cost $50,598,400)		54,335,886

TOTAL INVESTMENT SECURITIES (Cost $423,740,400) - 100.1% of net assets		$427,477,886

Percentages indicated are based on net assets of $426,893,543.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring June 2006 (Underlying face amount at value $660,470,400)	7,752	$50,961,658
Japanese Yen Denominated Nikkei 225 Futures Contract expiring June 2006 (Underlying face amount at value in USD $86,998,938)	1,202	3,655,563

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 4/28/06 (Underlying notional amount at value $999,089)	59	$(928)

See accompanying notes to the Schedules of Portfolio Investments.

Bear ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (97.5%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $31,652,734 (Collateralized by $32,144,000 of various U.S. Government Agency Obligations, 2.375% - 6.00%, 2/15/07 - 7/17/09, market value $32,274,781)	$31,641,000	$31,641,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,641,000)		31,641,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option expiring June 2006 @ $1,650	100	1,025

TOTAL OPTIONS PURCHASED (Cost $1,700)		1,025

TOTAL INVESTMENT SECURITIES (Cost $31,642,700) - 97.5% of net assets		$31,642,025

Percentages indicated are based on net assets of $32,458,887.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $12,388,000)	38	$96,992

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 5/2/06 (Underlying notional amount at value $17,040,656)	(13,161)	$91,393
Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/06 (Underlying notional amount at value $3,022,502)	(2,334)	16,226

See accompanying notes to the Schedules of Portfolio Investments.

Short Small-Cap ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Repurchase Agreements (95.9%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $14,998,538 (Collateralized by $15,409,000 of various U.S. Government Agency Obligations, 1.875% - 4.834%, 4/12/06 - 9/17/07, market value $15,236,779)	14,933,000	$14,933,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,933,000)		14,933,000

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option expiring April 2006 @ $1,020	100	800

TOTAL OPTIONS PURCHASED (Cost $2,950)		800

TOTAL INVESTMENT SECURITIES (Cost $14,935,950) - 95.9% of net assets		$14,933,800

Percentages indicated are based on net assets of $15,567,852.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $3,234,840)	42	$65,320

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $3,465,900)	9	$(169,691)

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 4/28/06 (Underlying notional amount at value $4,388,334)	(5,735)	$(64,460)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/2/06 (Underlying notional amount at value $10,927,650)	(14,282)	(152,287)

See accompanying notes to the Schedules of Portfolio Investments.

Short OTC ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (97.6%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $16,810,231 (Collateralized by $17,251,000 of various Federal Farm Credit Bank Securities, 2.625% - 4.50%, 9/17/07 - 1/5/18, market value $17,141,505)	$16,804,000	$16,804,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,804,000)		16,804,000

	Contracts
Options Purchased (NM)
NASDAQ Futures Call Option expiring May 2006 @ $2,600	200	760

TOTAL OPTIONS PURCHASED (Cost $1,900)		760

TOTAL INVESTMENT SECURITIES (Cost $16,805,900) - 97.6% of net assets		$16,804,760

Percentages indicated are based on net assets of $17,220,749.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring June 2006 (Underlying notional amount at value $206,640)	6	$264

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2006 (Underlying notional amount at value $11,537,400)	67	$(250,134)

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 4/28/06 (Underlying notional amount at value $3,183,806)	(1,869)	$(42,018)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 5/2/06 (Underlying notional amount at value $2,771,212)	(1,627)	(36,575)

See accompanying notes to the Schedules of Portfolio Investments.

UltraBear ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (86.7%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $102,348,940 (Collateralized by $106,618,000 of various U.S. Government Agency Obligations, 2.625% - 4.895%, 9/18/06 - 1/5/18, market value $104,358,844)	$102,311,000	$102,311,000

TOTAL REPURCHASE AGREEMENTS (Cost $102,311,000)		102,311,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option expiring June 2006 @ $1,650	700	7,175

TOTAL OPTIONS PURCHASED (Cost $11,900)		7,175

TOTAL INVESTMENT SECURITIES (Cost $102,322,900) - 86.7% of net assets		$102,318,175

Percentages indicated are based on net assets of $118, 013, 571.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $166,912,000)	512	$(555,424)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 5/2/06 (Underlying notional amount at value $67,068,147)	(51,797)	$359,702
Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/06 (Underlying notional amount at value $1,455,087)	(1,124)	7,811

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Mid-Cap ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (99.4%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $24,388,041 (Collateralized by $24,364,000 of various U.S. Government Agency Obligations, 1.875% - 6.00%, 1/16/07 - 7/17/09, market value $24,867,767)	$24,379,000	$24,379,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,379,000)		24,379,000

	Contracts
Options Purchased (NM)
S&P MidCap 400 Futures Call Option expiring May 2006 @ $1,100	45	855

TOTAL OPTIONS PURCHASED (Cost $1,328)		855

TOTAL INVESTMENT SECURITIES (Cost $24,380,328) - 99.4% of net assets		$24,379,855

Percentages indicated are based on net assets of $24,523,946.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $4,070,820)	51	$11,483

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $9,578,400)	24	(316,308)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 5/2/06 (Underlying notional amount at value $39,691,824)	(50,109)	$(302,129)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 4/28/06 (Underlying notional amount at value $3,981,574)	(5,027)	(30,402)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Small-Cap ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.3%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $137,817,088 (Collateralized by $141,686,000 of various U.S. Government Agency Obligations, 1.875% - 4.895%, 4/15/06 – 2/15/07, market value $140,523,417)	$137,766,000	$137,766,000

TOTAL REPURCHASE AGREEMENTS (Cost $137,771,900)		137,767,600

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option expiring April 2006 @ $1,020	200	1,600

TOTAL OPTIONS PURCHASED (Cost $5,900)		1,600

TOTAL INVESTMENT SECURITIES (Cost $137,771,900) - 101.3% of net assets		$137,767,600

Percentages indicated are based on net assets of $136,015,962.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $19,023,940)	247	$73.056

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $24,261,300)	63	(1,187,834)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 4/28/06 (Underlying notional amount at value $22,904,625)	(29,935)	$(336,447)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/2/06 (Underlying notional amount at value $243,586,973)	(318,356)	(3,976,330)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Dow 30 ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (100.4%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $15,603,784 (Collateralized by $15,940,000 Federal Home Loan Bank, 4.834%, 4/12/06, market value $15,914,317)	$15,598,000	$15,598,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,598,000)		15,598,000

	Contracts
Options Purchased (NM)
Dow Jones Futures Call Option expiring June 2006 @ $15,000	600	5,022

TOTAL OPTIONS PURCHASED (Cost $8,100)		5,022

TOTAL INVESTMENT SECURITIES (Cost $15,606,100) - 100.4% of net assets		$15,603,022

Percentages indicated are based on net assets of $15,534,082.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring June 2006 (Underlying face amount at value $3,742,285)	67	$45,499

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial Average Index expiring 4/28/06 (Underlying notional amount at value $27,268,804)	(2,455)	$401,752

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort OTC ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (100.2%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $171,473,565 (Collateralized by $173,434,000 of various U.S. Government Agency Obligations, 2.125% - 6.00%, 4/15/06 - 1/5/18, market value $174,839,531)	$171,410,000	$171,410,000

TOTAL REPURCHASE AGREEMENTS (Cost $171,410,000)		171,410,000

	Contracts
Options Purchased (NM)
NASDAQ Futures Call Option expiring May 2006 @ $2,600	1,200	4,560

TOTAL OPTIONS PURCHASED (Cost $11,400)		4,560

TOTAL INVESTMENT SECURITIES (Cost $171,421,400) - 100.2% of net assets		$171,414,560

Percentages indicated are based on net assets of $171,016,357.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring June 2006 (Underlying face amount at value $1,687,560)	49	$2,046

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2006 (Underlying face amount at value $137,243,400)	797	(4,374,819)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 expiring 5/2/06. (Underlying notional amount at value $106,694,820)	(62,627)	$(1,652,161)
Equity Index Swap Agreement based on the NASDAQ-100 Expiring 4/28/06. (Underlying notional amount at value $101,195,340)	(59,399)	(1,467,492)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Japan ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (66.3%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $419,155 (Collateralized by $443,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $428,259)	$419,000	$419,000

TOTAL REPURCHASE AGREEMENTS (Cost $419,000)		419,000

	Contracts
Options Purchased (0.2%)
Nikkei 225 Futures Call Option expiring May 2006 @ $ 23,000	30	1,440

TOTAL OPTIONS PURCHASED (Cost $1,620)		1,440

TOTAL INVESTMENT SECURITIES (Cost $420,620) - 66.5% of net assets		$420,440

Percentages indicated are based on net assets of $632,218.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring June 2006 (Underlying face amount at value $1,278,000)	15	$1,798

See accompanying notes to the Schedules of Portfolio Investments.

Banks UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.7%)
Amcore Financial, Inc. (Banks)	40	$1,265
AmSouth Bancorp (Banks)	680	18,394
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	40	1,212
Associated Banc-Corp (Banks)	260	8,835
Astoria Financial Corp. (Savings & Loans)	200	6,192
BancorpSouth, Inc. (Banks)	140	3,361
Bank of America Corp. (Banks)	9,220	419,880
Bank of Hawaii Corp. (Banks)	100	5,331
Bank of New York Co., Inc. (Banks)	1,540	55,502
BB&T Corp. (Banks)	1,080	42,336
Cathay Bancorp, Inc. (Banks)	80	3,011
Chittenden Corp. (Banks)	100	2,897
Citigroup, Inc. (Diversified Financial Services)	9,980	471,454
Citizens Banking Corp. (Banks)	80	2,148
City National Corp. (Banks)	80	6,143
Comerica, Inc. (Banks)	320	18,550
Commerce Bancorp, Inc. (Banks)	340	12,461
Commerce Bancshares, Inc. (Banks)	120	6,200
Commercial Capital Bancorp, Inc. (Savings & Loans)	100	1,406
Compass Bancshares, Inc. (Banks)	240	12,146
Cullen/Frost Bankers, Inc. (Banks)	100	5,375
Dime Community Bancshares, Inc. (Savings & Loans)	60	862
Doral Financial Corp. (Diversified Financial Services)	180	2,079
Downey Financial Corp. (Savings & Loans)	40	2,692
East-West Bancorp, Inc. (Banks)	100	3,855
F.N.B. Corp. (Banks)	100	1,710
Fifth Third Bancorp (Banks)	920	36,211
First BanCorp. (Banks)	140	1,730
First Horizon National Corp. (Banks)	240	9,996
First Midwest Bancorp, Inc. (Banks)	80	2,926
First Niagara Financial Group, Inc. (Savings & Loans)	240	3,518
FirstFed Financial Corp. * (Savings & Loans)	40	2,392
FirstMerit Corp. (Banks)	160	3,946
Fulton Financial Corp. (Banks)	320	5,504
Golden West Financial Corp. (Savings & Loans)	600	40,740
Greater Bay Bancorp (Banks)	100	2,774
Harbor Florida Bancshares, Inc. (Savings & Loans)	40	1,515
Hudson City Bancorp, Inc. (Savings & Loans)	1,180	15,682
Huntington Bancshares, Inc. (Banks)	460	11,100
Independence Community Bank Corp. (Savings & Loans)	160	6,669

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
IndyMac Bancorp, Inc. (Diversified Financial Services)	120	4,912
J.P. Morgan Chase & Co. (Diversified Financial Services)	6,940	288,982
KeyCorp (Banks)	800	29,440
Lazard, Ltd. - Class A. (Diversified Financial Services)	80	3,540
M&T Bank Corp. (Banks)	160	18,262
MAF Bancorp, Inc. (Savings & Loans)	60	2,626
Marshall & Ilsley Corp. (Banks)	380	16,560
Mercantile Bankshares Corp. (Banks)	240	9,228
National City Corp. (Banks)	1,100	38,390
NetBank, Inc. (Internet)	100	724
New York Community Bancorp (Savings & Loans)	480	8,410
NewAlliance Bancshares, Inc. (Savings & Loans)	220	3,175
North Fork Bancorp, Inc. (Banks)	880	25,370
Northern Trust Corp. (Banks)	380	19,950
Old National Bancorp (Banks)	140	3,030
Pacific Capital Bancorp (Banks)	100	3,384
Park National Corp. (Banks)	20	2,130
People’s Bank (Savings & Loans)	120	3,930
PFF Bancorp, Inc. (Savings & Loans)	40	1,348
PNC Financial Services Group (Banks)	580	39,040
Popular, Inc. (Banks)	480	9,965
Provident Bankshares Corp. (Banks)	60	2,187
Provident Financial Services, Inc. (Savings & Loans)	140	2,534
Regions Financial Corp. (Banks)	920	32,356
Republic Bancorp, Inc. (Banks)	140	1,686
Sky Financial Group, Inc. (Banks)	220	5,830
South Financial Group, Inc. (Banks)	140	3,661
Sovereign Bancorp, Inc. (Savings & Loans)	740	16,213
Sterling Bancshares, Inc. (Banks)	80	1,444
SunTrust Banks, Inc. (Banks)	720	52,387
Susquehanna Bancshares, Inc. (Banks)	100	2,577
SVB Financial Group * (Banks)	80	4,244
Synovus Financial Corp. (Banks)	500	13,545
TCF Financial Corp. (Banks)	260	6,695
TD Banknorth, Inc. (Banks)	240	7,044
Texas Regional Bancshares, Inc. - Class A (Banks)	101	2,964
The Colonial BancGroup, Inc. (Banks)	300	7,500
TrustCo Bank Corp. NY (Banks)	140	1,704
Trustmark Corp. (Banks)	100	3,164
U.S. Bancorp (Banks)	3,580	109,190
UCBH Holdings, Inc. (Banks)	180	3,406
UnionBanCal Corp. (Banks)	120	8,419
United Bankshares, Inc. (Banks)	80	3,062
Valley National Bancorp (Banks)	220	5,636
W Holding Co., Inc. (Banks)	260	2,046
Wachovia Corp. (Banks)	3,220	180,481
Washington Federal, Inc. (Savings & Loans)	180	4,356
Washington Mutual, Inc. (Savings & Loans)	1,940	82,684
Webster Financial Corp. (Banks)	100	4,846
Wells Fargo & Co. (Banks)	3,300	210,772
Westamerica Bancorp (Banks)	60	3,115

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Whitney Holding Corp. (Banks)	120	4,255
Wilmington Trust Corp. (Banks)	140	6,069
Wintrust Financial Corp. (Banks)	40	2,327
Zions Bancorp (Banks)	200	16,546

TOTAL COMMON STOCKS (Cost $2,192,031)		2,607,341

Repurchase Agreements (28.1%)
	Principal Amount
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $983,365 (Collaterized by $ 1,038,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $1,003,459)	$983,000	983,000

TOTAL REPURCHASE AGREEMENTS (Cost $983,000)		983,000

TOTAL INVESTMENT SECURITIES (Cost $3,175,031) - 102.8% of net assets		$3,590,341

Percentages indicated are based on net assets of $3,493,107.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 4/24/06 (Underlying notional amount at value $2,584,434)	5,037	$(56,587)

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31,2006:

Banks	46.6%
Diversified Financial Services	22.1%
Internet	NM
Savings & Loans	6.0%
Other***	28.1%

***	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Basic Materials UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.1%)
Air Products & Chemicals, Inc. (Chemicals)	14,495	$973,919
Airgas, Inc. (Chemicals)	4,683	183,058
AK Steel Holding Corp. * (Iron/Steel)	7,136	107,040
Albemarle Corp. (Chemicals)	2,676	121,357
Alcoa, Inc. (Mining)	61,102	1,867,278
Allegheny Technologies, Inc. (Iron/Steel)	6,021	368,365
Arch Coal, Inc. (Coal)	4,906	372,562
Ashland, Inc. (Chemicals)	5,129	364,569
Avery Dennison Corp. (Household Products/Wares)	6,913	404,272
Bowater, Inc. (Forest Products & Paper)	3,791	112,138
Cabot Corp. (Chemicals)	4,014	136,436
Cambrex Corp. (Biotechnology)	1,784	34,859
Caraustar Industries, Inc. * (Forest Products & Paper)	2,007	20,652
Carpenter Technology Corp. (Iron/Steel)	1,561	147,546
Chaparral Steel Co. * (Iron/Steel)	1,561	101,340
Chemtura Corp. (Chemicals)	16,279	191,767
Cleveland-Cliffs, Inc. (Iron/Steel)	1,561	135,994
Coeur d’Alene Mines Corp. * (Mining)	17,394	114,105
Commercial Metals Co. (Metal Fabricate/Hardware)	4,237	226,637
CONSOL Energy, Inc. (Coal)	6,467	479,593
Cytec Industries, Inc. (Chemicals)	2,676	160,587
Du Pont (Chemicals)	64,447	2,720,308
Eastman Chemical Co. (Chemicals)	5,798	296,742
Ecolab, Inc. (Chemicals)	12,934	494,079
Engelhard Corp. (Chemicals)	8,474	335,655
Ferro Corp. (Chemicals)	2,899	57,980
FMC Corp. (Chemicals)	2,453	152,037
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	12,488	746,408
Fuller (H.B.) Co. (Chemicals)	2,007	103,039
Georgia Gulf Corp. (Chemicals)	2,453	63,753
Headwaters, Inc. * (Energy - Alternate Sources)	2,899	115,352
Hercules, Inc. * (Chemicals)	7,136	98,477
Huntsman Corp. * (Chemicals)	6,244	120,509
International Coal Group, Inc. * (Coal)	8,474	82,537
International Flavors & Fragrances, Inc. (Chemicals)	6,021	206,641
International Paper Co. (Forest Products & Paper)	34,342	1,187,203
KFx, Inc. * (Energy - Alternate Sources)	5,352	97,406
Lubrizol Corp. (Chemicals)	4,683	200,667
Lyondell Chemical Co. (Chemicals)	15,610	310,639
Macdermid, Inc. (Chemicals)	1,784	57,356
Massey Energy Co. (Coal)	5,798	209,134

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Meridian Gold, Inc. * (Mining)	6,913	204,970
Minerals Technologies, Inc. (Chemicals)	1,338	78,153
Monsanto Co. (Agriculture)	18,732	1,587,537
Neenah Paper, Inc. (Forest Products & Paper)	1,115	36,516
Newmont Mining Corp. (Mining)	28,990	1,504,291
Nucor Corp. (Iron/Steel)	9,812	1,028,200
Olin Corp. (Chemicals)	4,906	105,332
OM Group, Inc. * (Chemicals)	2,007	46,161
Oregon Steel Mills, Inc. * (Iron/Steel)	2,453	125,520
Peabody Energy Corp. (Coal)	18,286	921,796
Phelps Dodge Corp. (Mining)	14,272	1,149,324
Pope & Talbot, Inc. (Forest Products & Paper)	1,115	7,582
PPG Industries, Inc. (Chemicals)	12,042	762,861
Praxair, Inc. (Chemicals)	22,746	1,254,442
Reliance Steel & Aluminum Co. (Iron/Steel)	2,007	188,497
Rohm & Haas Co. (Chemicals)	10,035	490,410
RPM, Inc. (Chemicals)	8,251	148,023
RTI International Metals, Inc. * (Mining)	1,561	85,621
Ryerson Tull, Inc. (Iron/Steel)	1,561	41,772
Schulman (A.), Inc. (Chemicals)	2,230	55,193
Sensient Technologies Corp. (Chemicals)	3,122	56,352
Sigma-Aldrich Corp. (Chemicals)	4,014	264,081
Southern Copper Corp. (Mining)	2,676	226,068
Steel Dynamics, Inc. (Iron/Steel)	3,122	177,111
Stillwater Mining Co. * (Mining)	3,122	51,388
The Dow Chemical Co. (Chemicals)	67,569	2,743,301
The Mosaic Co. * (Chemicals)	8,920	128,002
The Scotts Co. - Class A (Household Products/Wares)	3,122	142,863
Tredegar Corp. (Miscellaneous Manufacturing)	1,784	28,383
Tronox, Inc. - Class B * (Chemicals)	1,561	26,521
United States Steel Corp. (Iron/Steel)	8,028	487,139
USEC, Inc. (Mining)	5,798	69,866
Valspar Corp. (Chemicals)	6,690	186,450
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,345	47,399
Wellman, Inc. (Chemicals)	2,230	14,183
Weyerhaeuser Co. (Forest Products & Paper)	15,833	1,146,784
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,906	98,414

TOTAL COMMON STOCKS (Cost $25,732,571)		29,996,502

Repurchase Agreements (23.6%)

	Principal Amount
UBS**, 4.45%, 4/3/06 dated 3/31/06,with a maturity value of $9,453,504 (Collaterized by $9,720,000 of various U.S. Government Agency Obligations, 4.125% - 4.834%, 4/12/06 - 7/17/09, market value $9,640,587)	$9,450,000	9,450,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,450,000)		9,450,000

TOTAL INVESTMENT SECURITIES (Cost $35,182,571) - 98.7% of net assets		$39,446,502

Percentages indicated are based on net assets of $39,966,597.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Sector Index expiring 4/27/06 (Underlying notional amount at value $30,039,375)	134,984	$451,398

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Agriculture	4.0%
Biotechnology	0.1%
Chemicals	34.2%
Coal	5.2%
Energy – Alternative Sources	0.5%
Forest Products & Paper	6.4%
Household Products/Wares	1.4%
Iron/Steel	7.3%
Metal Fabricate/Hardware	0.8%
Mining	15.1%
Miscellaneous Manufacturing	0.1%
Other***	23.6%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Biotechnology UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.4%)
Abgenix, Inc. * (Pharmaceuticals)	7,161	$161,123
Albany Molecular Research, Inc. * (Commercial Services)	1,832	18,613
Alexion Pharmaceuticals, Inc. * (Biotechnology)	2,748	97,334
Amgen, Inc. * (Biotechnology)	108,775	7,913,380
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	8,931	437,172
Applera Corp. - Celera Genomics Group * (Biotechnology)	6,412	74,956
Biogen Idec, Inc. * (Biotechnology)	29,770	1,402,167
Celgene Corp. * (Biotechnology)	30,228	1,336,682
Cell Genesys, Inc. * (Biotechnology)	3,893	31,066
Cell Therapeutics, Inc. * (Pharmaceuticals)	6,412	12,247
Charles River Laboratories International, Inc. * (Biotechnology)	6,412	314,316
Chiron Corp. * (Biotechnology)	9,618	440,601
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	4,580	105,203
CuraGen Corp. * (Biotechnology)	3,893	19,504
CV Therapeutics, Inc. * (Pharmaceuticals)	3,893	85,957
Delta & Pine Land Co. (Agriculture)	3,206	96,693
Enzo Biochem, Inc. * (Biotechnology)	2,748	37,098
Enzon, Inc. * (Biotechnology)	3,893	31,533
Gen-Probe, Inc. * (Healthcare - Products)	4,580	252,449
Genentech, Inc. * (Biotechnology)	40,762	3,444,797
Genzyme Corp. * (Biotechnology)	22,671	1,523,945
Gilead Sciences, Inc. * (Pharmaceuticals)	40,304	2,507,715
Human Genome Sciences, Inc. * (Biotechnology)	11,450	124,462
ICOS Corp. * (Biotechnology)	5,267	116,137
ImClone Systems, Inc. * (Pharmaceuticals)	5,954	202,555
Incyte Genomics, Inc. * (Biotechnology)	7,328	44,115
InterMune, Inc. * (Biotechnology)	2,290	42,457
Invitrogen Corp. * (Biotechnology)	4,580	321,195
Medarex, Inc. * (Pharmaceuticals)	9,847	130,177
MedImmune, Inc. * (Biotechnology)	21,984	804,175
Millennium Pharmaceuticals, Inc. * (Biotechnology)	27,022	273,192
Myriad Genetics, Inc. * (Biotechnology)	3,206	83,645
Nabi Biopharmaceuticals * (Pharmaceuticals)	5,038	28,414
Nektar Therapeutics * (Biotechnology)	7,557	154,012
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	3,206	206,915
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	4,122	35,202

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	3,664	96,217
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	5,038	161,720
PDL BioPharma, Inc. * (Biotechnology)	9,847	322,982
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	3,435	57,124
Savient Pharmaceuticals, Inc. * (Biotechnology)	5,267	28,073
Techne Corp. * (Healthcare - Products)	3,206	192,809

Telik, Inc. * (Biotechnology)	4,580	88,669
Trimeris, Inc. * (Pharmaceuticals)	1,374	18,563
United Therapeutics Corp. * (Pharmaceuticals)	2,061	136,603
Vertex Pharmaceuticals, Inc. * (Biotechnology)	9,618	351,923

TOTAL COMMON STOCKS (Cost $16,039,860)		24,365,887

	Principal Amount
Repurchase Agreements (25.9%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $8,366,101 (Collateralized by $8,677,000 of various U.S. Government Agency Obligations, 1.875% - 4.834%, 4/12/06 - 7/17/09, market value $8,531,069)	$8,363,000	8,363,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,363,000)		8,363,000

TOTAL INVESTMENT SECURITIES (Cost $24,402,860) - 101.3% of net assets		$32,728,887

Percentages indicated are based on net assets of $32,305,084.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 4/27/06 (Underlying notional amount at value $24,322,349)	51,517	$87,937

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Agriculture	0.3%
Biotechnology	60.2%
Commercial Services	0.1%
Healthcare-Products	1.4%
Pharmaceuticals	13.4%
Other***	25.9%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Consumer Goods UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.9%)
Acco Brands Corp. * (Household Products/Wares)	52	$1,154
Activision, Inc. * (Software)	351	4,840
Actuant Corp. (Miscellaneous Manufacturing)	39	2,388
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	104	4,600
Altria Group, Inc. (Agriculture)	2,665	188,841
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	52	891
Anheuser-Busch Cos., Inc. (Beverages)	1,001	42,813
Archer-Daniels-Midland Co. (Agriculture)	767	25,810
ArvinMeritor, Inc. (Auto Parts & Equipment)	91	1,357
Avon Products, Inc. (Cosmetics/Personal Care)	585	18,234
Beazer Homes USA, Inc. (Home Builders)	52	3,416
Black & Decker Corp. (Hand/Machine Tools)	104	9,036
Blyth, Inc. (Household Products/Wares)	39	820
BorgWarner, Inc. (Auto Parts & Equipment)	78	4,683
Briggs & Stratton Corp. (Machinery-Diversified)	65	2,299
Brown-Forman Corp. (Beverages)	52	4,002
Brunswick Corp. (Leisure Time)	130	5,052
Bunge, Ltd. (Agriculture)	143	7,967
Callaway Golf Co. (Leisure Time)	78	1,342
Campbell Soup Co. (Food)	325	10,530
Carter’s, Inc. * (Apparel)	26	1,755
Centex Corp. (Home Builders)	169	10,476
Champion Enterprises, Inc. * (Home Builders)	104	1,556
Chiquita Brands International, Inc. (Food)	52	872
Church & Dwight, Inc. (Household Products/Wares)	78	2,880
Cintas Corp. (Textiles)	182	7,757
Clorox Co. (Household Products/Wares)	195	11,671
Coach, Inc. * (Apparel)	494	17,083
Coca-Cola Co. (Beverages)	2,821	118,115
Coca-Cola Enterprises, Inc. (Beverages)	312	6,346
Colgate-Palmolive Co. (Cosmetics/Personal Care)	663	37,857
ConAgra Foods, Inc. (Food)	663	14,228
Constellation Brands, Inc. * (Beverages)	247	6,187
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	78	1,119

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Corn Products International, Inc. (Food)	91	2,691
D.R. Horton, Inc. (Home Builders)	351	11,661
Dean Foods Co. * (Food)	169	6,562
Del Monte Foods Co. (Food)	260	3,084
Eastman Kodak Co. (Miscellaneous Manufacturing)	364	10,352
Electronic Arts, Inc. * (Software)	390	21,342
Energizer Holdings, Inc. * (Electrical Components & Equipment)	78	4,134
Ethan Allen Interiors, Inc. (Home Furnishings)	39	1,639
Fleetwood Enterprises, Inc. * (Home Builders)	78	871
Flowers Foods, Inc. (Food)	78	2,317
Ford Motor Co. (Auto Manufacturers)	2,301	18,316
Fossil, Inc. * (Household Products/Wares)	65	1,208
Furniture Brands International, Inc. (Home Furnishings)	65	1,593
G & K Services, Inc. (Textiles)	26	1,106
Garmin, Ltd. (Electronics)	78	6,195
General Mills, Inc. (Food)	455	23,058
General Motors Corp. (Auto Manufacturers)	546	11,613
Gentex Corp. (Electronics)	195	3,405
Genuine Parts Co. (Distribution/Wholesale)	221	9,687
Hain Celestial Group, Inc. * (Food)	52	1,362
Hansen Natural Corp. * (Beverages)	26	3,277
Harley-Davidson, Inc. (Leisure Time)	351	18,209
Harman International Industries, Inc. (Home Furnishings)	78	8,668
Hasbro, Inc. (Toys/Games/Hobbies)	208	4,389
Heinz (H.J.) Co. (Food)	455	17,254
Herman Miller, Inc. (Office Furnishings)	91	2,949
HNI Corp. (Office Furnishings)	52	3,068
Hormel Foods Corp. (Food)	91	3,076
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	39	1,713
Interface, Inc. - Class A * (Office Furnishings)	65	898
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	39	1,043
JM Smucker Co. (Food)	78	3,097
Johnson Controls, Inc. (Auto Parts & Equipment)	247	18,754
Jones Apparel Group, Inc. (Apparel)	156	5,518
KB Home (Home Builders)	104	6,758
Kellogg Co. (Food)	299	13,168
Kellwood Co. (Apparel)	39	1,224
Kenneth Cole Productions, Inc. (Retail)	13	360
Kimberly-Clark Corp. (Household Products/Wares)	598	34,565
Kraft Foods, Inc. (Food)	312	9,457
La-Z-Boy, Inc. (Home Furnishings)	65	1,105
Lancaster Colony Corp. (Miscellaneous Manufacturing)	39	1,638
Lear Corp. (Auto Parts & Equipment)	91	1,613
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	247	6,019

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Lennar Corp. - Class A (Home Builders)	156	9,419
Lennar Corp. - Class B (Home Builders)	13	725
Lexar Media, Inc. * (Computers)	91	781
Liz Claiborne, Inc. (Apparel)	143	5,860
Loews Corp. - Carolina Group (Agriculture)	104	4,916
M.D.C. Holdings, Inc. (Home Builders)	39	2,508
Martek Biosciences Corp. * (Biotechnology)	39	1,280
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	91	1,831
Mattel, Inc. (Toys/Games/Hobbies)	494	8,956
McCormick & Co., Inc. (Food)	143	4,842
Meritage Homes Corp. * (Home Builders)	26	1,429
Modine Manufacturing Co. (Auto Parts & Equipment)	39	1,151
Mohawk Industries, Inc. * (Textiles)	65	5,247
Molson Coors Brewing Co. - Class B (Beverages)	91	6,244
Monaco Coach Corp. (Home Builders)	39	523
NBTY, Inc. * (Pharmaceuticals)	78	1,757
Newell Rubbermaid, Inc. (Housewares)	351	8,842
NIKE, Inc. - Class B (Apparel)	234	19,913
Nu Skin Enterprises, Inc. (Retail)	65	1,140
Nutri/System, Inc. * (Commercial Services)	39	1,853
NVR, Inc. * (Home Builders)	13	9,606
Oakley, Inc. (Health Care Products)	39	664
Pentair, Inc. (Miscellaneous Manufacturing)	130	5,298
PepsiAmericas, Inc. (Beverages)	91	2,225
PepsiCo, Inc. (Beverages)	2,132	123,209
Phillips-Van Heusen Corp. (Apparel)	52	1,987
Polaris Industries, Inc. (Leisure Time)	52	2,837
Polo Ralph Lauren Corp. (Apparel)	78	4,728
Procter & Gamble Co. (Cosmetics/Personal Care)	4,238	244,193
Pulte Homes, Inc. (Home Builders)	273	10,490
Quiksilver, Inc. * (Apparel)	156	2,162
Ralcorp Holdings, Inc. * (Food)	39	1,484
Reynolds American, Inc. (Agriculture)	104	10,972
Russell Corp. (Apparel)	39	538
Sara Lee Corp. (Food)	1,014	18,130
SCP Pool Corp. (Distribution/Wholesale)	65	3,049
Smithfield Foods, Inc. * (Food)	117	3,433
Snap-on, Inc. (Hand/Machine Tools)	65	2,478
Spectrum Brands, Inc. * (Household Products/Wares)	52	1,129
Standard Pacific Corp. (Home Builders)	91	3,059
Steelcase, Inc. - Class A (Office Furnishings)	65	1,170
Superior Industries International, Inc. (Auto Parts & Equipment)	26	503
Take-Two Interactive Software, Inc. * (Software)	91	1,698
The Estee Lauder Cos. Inc. (Cosmetics/Personal Care)	169	6,285

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	208	3,012
The Hershey Co. (Food)	221	11,543
The Nautilus Group, Inc. (Leisure Time)	39	583
The Pepsi Bottling Group, Inc. (Beverages)	169	5,136
The Ryland Group, Inc. (Home Builders)	65	4,511
The Stanley Works (Hand/Machine Tools)	104	5,269
The Stride Rite Corp. (Apparel)	52	753
The Timberland Co. - Class A * (Apparel)	78	2,670
Thor Industries, Inc. (Home Builders)	52	2,775
THQ, Inc. * (Software)	78	2,019
Toll Brothers, Inc. * (Home Builders)	156	5,402
Tommy Hilfiger Corp. * (Apparel)	117	1,927
Tootsie Roll Industries, Inc. (Food)	27	780
TreeHouse Foods, Inc. * (Food)	39	1,035
Tupperware Corp. (Household Products/Wares)	65	1,338
Tyson Foods, Inc. - Class A (Food)	299	4,108
Universal Corp. (Agriculture)	39	1,434
UST, Inc. (Agriculture)	208	8,653
V. F. Corp. (Apparel)	117	6,657
Visteon Corp. * (Auto Parts & Equipment)	169	777
WCI Communities, Inc. * (Home Builders)	52	1,447
WD-40 Co. (Household Products/Wares)	26	802
Weight Watchers International, Inc. (Commercial Services)	65	3,341
Whirlpool Corp. (Home Furnishings)	91	8,324
Winnebago Industries, Inc. (Home Builders)	39	1,183
Wolverine World Wide, Inc. (Apparel)	78	1,726
Wrigley (Wm.) Jr. Co. (Food)	221	14,144
Yankee Candle Co., Inc. (Household Products/Wares)	52	1,423

TOTAL COMMON STOCKS (Cost $1,406,108)		1,541,309

	Principal Amount
Repurchase Agreements (24.5%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $503,187 (Collateralized by $532,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $514,297)	$503,000	503,000

TOTAL REPURCHASE AGREEMENTS (Cost $503,000)		503,000

TOTAL INVESTMENT SECURITIES (Cost $1,909,108) - 99.4% of net assets		$2,044,309

Percentages indicated are based on net assets of $2,055,673.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Consumer Goods Index expiring 4/24/06 (Underlying notional amount at value $1,533,960)	5,702	$(19,348)

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Agriculture	12.1%
Apparel	3.6%
Auto Manufacturers	1.5%
Auto Parts & Equipment	1.6%
Beverages	15.3%
Biotechnology	0.1%
Commercial Services	0.3%
Computers	NM
Cosmetics/Personal Care	15.0%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.2%
Electronics	0.5%
Food	8.3%
Hand/Machine Tools	0.8%
Healthcare-Products	NM
Home Builders	4.4%
Home Furnishings	1.0%
Household Products/Wares	2.8%
Housewares	0.4%
Leisure Time	1.4%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	1.3%
Office Furnishings	0.4%
Pharmaceuticals	0.1%
Retail	0.1%
Software	1.5%
Textiles	0.7%
Toys/Games/Hobbies	0.8%
Other***	24.5%

NM	Not meaningful, amount is less than 0.05%.
***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Consumer Services UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.0%)
Abercrombie & Fitch Co. - Class A (Retail)	45	$2,624
Adesa, Inc. (Commercial Services)	45	1,203
Advance Auto Parts, Inc. (Retail)	54	2,249
ADVO, Inc. (Advertising)	18	576
Aeropostale, Inc. * (Retail)	27	814
AirTran Holdings, Inc. * (Airlines)	45	815
Alaska Air Group, Inc. * (Airlines)	18	638
Albertson’s, Inc. (Food)	180	4,621
Amazon.com, Inc. * (Internet)	153	5,586
American Eagle Outfitters, Inc. (Retail)	72	2,150
American Greetings Corp. - Class A (Household Products/Wares)	36	778
AmerisourceBergen Corp. (Pharmaceuticals)	108	5,213
AMR Corp. * (Airlines)	90	2,435
Andrx Group * (Pharmaceuticals)	36	855
AnnTaylor Stores Corp. * (Retail)	36	1,324
Apollo Group, Inc. - Class A * (Commercial Services)	72	3,781
Applebee’s International, Inc. (Retail)	45	1,105
aQuantive, Inc. * (Internet)	27	636
Aramark Corp. (Commercial Services)	63	1,861
Arbitron, Inc. (Commercial Services)	18	609
AutoNation, Inc. * (Retail)	99	2,133
AutoZone, Inc. * (Retail)	27	2,692
Avid Technology, Inc. * (Software)	18	782
Aztar Corp. * (Lodging)	18	756
Barnes & Noble, Inc. (Retail)	27	1,249
Bed Bath & Beyond, Inc. * (Retail)	153	5,875
Belo Corp. - Class A (Media)	54	1,074
Best Buy Co., Inc. (Retail)	207	11,578
Big Lots, Inc. * (Retail)	63	879
BJ’s Wholesale Club, Inc. * (Retail)	36	1,134
Bob Evans Farms, Inc. (Retail)	18	535
Borders Group, Inc. (Retail)	36	909
Boyd Gaming Corp. (Lodging)	27	1,348
Brinker International, Inc. (Retail)	45	1,901
Cablevision Systems Corp. - Class A * (Media)	108	2,884
Cardinal Health, Inc. (Pharmaceuticals)	225	16,767
Career Education Corp. * (Commercial Services)	54	2,037
Carmax, Inc. * (Retail)	54	1,765
Carnival Corp. (Leisure Time)	225	10,659
Casey’s General Stores, Inc. (Retail)	27	617
Catalina Marketing Corp. (Advertising)	27	624
CBRL Group, Inc. (Retail)	27	1,186
CBS Corp. – Class B(Media)	351	8,417
CDW Corp. (Distribution/Wholesale)	36	2,119
CEC Entertainment, Inc. * (Retail)	18	605
Cendant Corp. (Commercial Services)	540	9,370
Charming Shoppes, Inc. * (Retail)	54	803

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cheesecake Factory, Inc. * (Retail)	45	1,685
Chemed Corp. (Commercial Services)	9	534
Chico’s FAS, Inc. * (Retail)	90	3,658
Christopher & Banks Corp. (Retail)	18	418
Circuit City Stores, Inc. (Retail)	99	2,424
Claire’s Stores, Inc. (Retail)	45	1,634
Clear Channel Communications, Inc. (Media)	261	7,572
CNET Networks, Inc. * (Internet)	72	1,023
Comcast Corp. - Special Class A * (Media)	1,089	28,488
Continental Airlines, Inc. - Class B * (Airlines)	45	1,211
Copart, Inc. * (Retail)	36	988
Corinthian Colleges, Inc. * (Commercial Services)	45	648
Costco Wholesale Corp. (Retail)	252	13,648
CVS Corp. (Retail)	423	12,635
Darden Restaurants, Inc. (Retail)	72	2,954
DeVry, Inc. * (Commercial Services)	36	820
Dick’s Sporting Goods, Inc. * (Retail)	18	714
Digitas, Inc. * (Internet)	45	648
Dillards, Inc. - Class A (Retail)	36	937
DIRECTV Group, Inc. * (Media)	486	7,970
Discovery Holding Co. – Class A * (Media)	144	2,160
Dollar General Corp. (Retail)	153	2,704
Dollar Tree Stores, Inc. * (Retail)	54	1,494
Dow Jones & Co., Inc. (Media)	27	1,061
DreamWorks Animation SKG, Inc. - Class A * (Entertainment)	27	714
Dress Barn, Inc. * (Retail)	9	432
Dun & Bradstreet Corp. * (Software)	36	2,761
eBay, Inc. * (Internet)	549	21,443
EchoStar Communications Corp. - Class A * (Media)	108	3,226
Education Management Corp. * (Commercial Services)	36	1,498
Entercom Communications Corp. (Media)	18	503
Expedia, Inc. * (Internet)	144	2,919
FactSet Research Systems, Inc. (Computers)	18	798
Family Dollar Stores, Inc. (Retail)	81	2,155
Fastenal Co. (Distribution/Wholesale)	72	3,408
Federated Department Stores, Inc. (Retail)	135	9,855
Foot Locker, Inc. (Retail)	81	1,934
GameStop Corp. (New) - Class B * (Retail)	9	390
GameStop Corp. * (Retail)	18	849
Gannett Co., Inc. (Media)	135	8,089
Gaylord Entertainment Co. * (Lodging)	18	817
Gemstar-TV Guide International, Inc. * (Media)	135	417
Genesco, Inc. * (Retail)	9	350
Getty Images, Inc. * (Advertising)	27	2,022
GTECH Holdings Corp. (Entertainment)	63	2,145
Guitar Center, Inc. * (Retail)	18	859
H & R Block, Inc. (Commercial Services)	153	3,312

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Harrah’s Entertainment, Inc. (Lodging)	99	7,718
Harte-Hanks, Inc. (Advertising)	27	738
Hilton Hotels Corp. (Lodging)	189	4,812
Home Depot, Inc. (Retail)	1,116	47,206
IAC/InterActiveCorp * (Internet)	126	3,713
IHOP Corp. (Retail)	9	431
International Game Technology (Entertainment)	180	6,340
International Speedway Corp. (Entertainment)	18	916
Interpublic Group of Cos., Inc. * (Advertising)	225	2,151
ITT Educational Services, Inc. * (Commercial Services)	27	1,729
J.C. Penney Co., Inc. (Holding Company) (Retail)	108	6,524
Jack in the Box, Inc. * (Retail)	18	783
JetBlue Airways Corp. * (Airlines)	81	868
John Wiley & Sons, Inc. (Media)	18	681
Knight-Ridder, Inc. (Media)	36	2,276
Kohls Corp. * (Retail)	162	8,588
Kroger Co. * (Food)	387	7,879
Lamar Advertising Co. * (Advertising)	45	2,368
Las Vegas Sands Corp. * (Lodging)	63	3,570
Laureate Education, Inc. * (Commercial Services)	27	1,441
Lee Enterprises, Inc. (Media)	18	599
Liberty Global, Inc. - Class A * (Media)	117	2,395
Liberty Global, Inc. - Series C * (Media)	126	2,489
Liberty Media Corp. - Class A * (Media)	1,413	11,601
Limited, Inc. (Retail)	180	4,403
Live Nation, Inc. (Commercial Services)	36	714
Longs Drug Stores Corp. (Retail)	18	833
Lowe’s Cos., Inc. (Retail)	369	23,778
Marriott International, Inc. - Class A (Lodging)	99	6,791
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	18	689
McClatchy Co. (Media)	9	440
McDonald’s Corp. (Retail)	666	22,884
McGraw-Hill Cos., Inc. (Media)	198	11,409
McKesson Corp. (Commercial Services)	144	7,507
Media General, Inc. - Class A (Media)	9	420
Meredith Corp. (Media)	18	1,004
MGM Grand, Inc. * (Commercial Services)	63	2,715
Michaels Stores, Inc. (Retail)	72	2,706
NAVTEQ * (Software)	45	2,279
Netflix, Inc. * (Internet)	27	783
News Corp. - Class A (Media)	1,269	21,078
Nordstrom, Inc. (Retail)	126	4,937
O’Reilly Automotive, Inc. * (Retail)	63	2,303
Office Depot, Inc. * (Retail)	162	6,033
OfficeMax, Inc. (Retail)	36	1,086
Omnicare, Inc. (Pharmaceuticals)	63	3,464
Omnicom Group, Inc. (Advertising)	99	8,242
Outback Steakhouse, Inc. (Retail)	36	1,584
P.F. Chang’s China Bistro, Inc. * (Retail)	18	887

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Pacific Sunwear of California, Inc. * (Retail)	36	798
Panera Bread Co. - Class A * (Retail)	18	1,353
Papa John’s International, Inc. * (Retail)	9	295
Payless ShoeSource, Inc. * (Retail)	36	824
Penn National Gaming * (Entertainment)	36	1,518
Pep Boys-Manny, Moe & Jack (Retail)	27	408
Performance Food Group Co. * (Food)	18	561
PETCO Animal Supplies, Inc. * (Retail)	18	424
Petsmart, Inc. (Retail)	72	2,026
Pier 1 Imports, Inc. (Retail)	45	522
Pinnacle Entertainment, Inc. * (Entertainment)	27	761
Pixar Animation Studios * (Software)	27	1,732
R.H. Donnelley Corp. * (Advertising)	27	1,572
RadioShack Corp. (Retail)	72	1,385
Reader’s Digest Association, Inc. (Media)	54	797
Regis Corp. (Retail)	27	931
Rent-A-Center, Inc. * (Commercial Services)	36	921
Rite Aid Corp. * (Retail)	279	1,116
Ross Stores, Inc. (Retail)	81	2,364
Royal Caribbean Cruises, Ltd. (Leisure Time)	72	3,025
Ruby Tuesday, Inc. (Retail)	27	866
Sabre Holdings Corp. (Leisure Time)	72	1,694
Safeway, Inc. (Food)	234	5,878
Saks, Inc. * (Retail)	63	1,216
Scholastic Corp. * (Media)	18	482
Scientific Games Corp. * (Entertainment)	36	1,265
Sears Holdings Corp. * (Retail)	54	7,141
Service Corp. International (Commercial Services)	162	1,264
Sirius Satellite Radio, Inc. * (Media)	630	3,200
Six Flags, Inc. * (Entertainment)	36	366
SkyWest, Inc. (Airlines)	27	790
Sonic Corp. * (Retail)	27	949
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	27	784
Southwest Airlines Co. (Airlines)	387	6,962
Staples, Inc. (Retail)	387	9,876
Starbucks Corp. * (Retail)	405	15,244
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	117	7,924
Station Casinos, Inc. (Lodging)	27	2,143
Strayer Education, Inc. (Commercial Services)	9	920
SuperValu, Inc. (Food)	72	2,219
Sysco Corp. (Food)	324	10,385
Target Corp. (Retail)	423	22,000
The Children’s Place Retail Stores, Inc. * (Retail)	9	521
The E.W. Scripps Co. - Class A (Media)	45	2,012
The Gap, Inc. (Retail)	333	6,220
The Men’s Wearhouse, Inc. (Retail)	27	970

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount	Value
The New York Times Co. - Class A (Media)	72	1,822
The ServiceMaster Co. (Commercial Services)	153	2,007
The Sports Authority, Inc. * (Retail)	18	664
Tiffany & Co. (Retail)	72	2,703
Time Warner, Inc. (Media)	2,412	40,496
TJX Cos., Inc. (Retail)	252	6,255
Tractor Supply Co. * (Retail)	18	1,194
Tribune Co. (Media)	108	2,962
United Natural Foods, Inc. * (Food)	18	629
Univision Communications, Inc. - Class A * (Media)	126	4,343
Urban Outfitters, Inc. * (Retail)	63	1,546
US Airways Group, Inc. * (Airlines)	27	1,080
Valassis Communications, Inc. * (Commercial Services)	27	793
ValueClick, Inc. * (Internet)	54	914
VCA Antech, Inc. * (Pharmaceuticals)	45	1,282
Viacom, Inc. * (Media)	360	13,968
Wal-Mart Stores, Inc. (Retail)	1,359	64,198
Walgreen Co. (Retail)	531	22,902
Walt Disney Co. (Media)	1,017	28,364
Washington Post Co. - Class B (Media)	9	6,991
Wendy’s International, Inc. (Retail)	63	3,910
Westwood One, Inc. (Media)	36	397
Whole Foods Market, Inc. (Food)	72	4,784
Williams Sonoma, Inc. * (Retail)	45	1,908
WMS Industries, Inc. * (Leisure Time)	18	542
Wynn Resorts, Ltd. * (Lodging)	36	2,767
XM Satellite Radio Holdings, Inc. - Class A * (Media)	117	2,606
YUM! Brands, Inc. (Retail)	153	7,476
Zale Corp. * (Retail)	27	757

TOTAL COMMON STOCKS (Cost $895,397)		933,164

	Principal Amount
Repurchase Agreements (23.5%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $292,108 (Collateralized by $309,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $298,718)	$292,000	292,000

TOTAL REPURCHASE AGREEMENTS (Cost $292,000)		292,000

TOTAL INVESTMENT SECURITIES (Cost $1,187,397) - 98.5% of net assets		$1,225,164

Percentages indicated are based on net assets of $1,243,530.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index expiring 4/24/06 (Underlying notional amount at value $928,652)	3,000	$(3,299)

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	1.5%
Airlines	1.2%
Commercial Services	3.7%
Computers	0.1%
Distribution/Wholesale	0.4%
Entertainment	1.1%
Food	3.0%
Household Products/Wares	0.1%
Internet	3.0%
Leisure Time	1.3%
Lodging	3.1%
Media	18.9%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.2%
Retail	34.7%
Software	0.6%
Other***	23.5%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Financials UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.5%)
ACE, Ltd. (Insurance)	3,564	$185,364
Affiliated Managers Group, Inc * (Diversified Financial Services)	297	31,663
AFLAC, Inc. (Insurance)	5,643	254,669
Alexandria Real Estate Equities, Inc. (REIT)	297	28,313
Allstate Corp. (Insurance)	7,128	371,440
AMB Property Corp. (REIT)	891	48,355
Ambac Financial Group, Inc. (Insurance)	1,188	94,565
American Express Co. (Diversified Financial Services)	12,474	655,509
American International Group, Inc. (Insurance)	25,542	1,688,070
AmeriCredit Corp. * (Diversified Financial Services)	1,485	45,634
Ameriprise Financial, Inc. (Diversified Financial Services)	2,376	107,063
Amerus Group Co. (Insurance)	297	17,891
AmSouth Bancorp (Banks)	3,861	104,440
AON Corp. (Insurance)	2,970	123,285
Apartment Investment and Management Co. - Class A (REIT)	1,188	55,717
Archstone-Smith Trust (REIT)	2,376	115,878
Arden Realty Group, Inc. (REIT)	891	40,211
Arthur J. Gallagher & Co. (Insurance)	891	24,779
Associated Banc-Corp (Banks)	1,485	50,460
Assurant, Inc. (Insurance)	1,188	58,509
Astoria Financial Corp. (Savings & Loans)	1,188	36,780
Avalonbay Communities, Inc. (REIT)	891	97,208
Axis Capital Holdings, Ltd. (Insurance)	1,485	44,402
Bank of America Corp. (Banks)	52,272	2,380,466
Bank of Hawaii Corp. (Banks)	594	31,666
Bank of New York Co., Inc. (Banks)	8,613	310,413
BB&T Corp. (Banks)	5,940	232,848
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,188	164,776
BlackRock, Inc. - Class A (Diversified Financial Services)	297	41,580
Boston Properties, Inc. (REIT)	1,188	110,781
Brandywine Realty Trust (REIT)	891	28,298
BRE Properties, Inc. - Class A (REIT)	594	33,264
Brookfield Properties Corp. (Real Estate)	1,188	40,570
Brown & Brown, Inc. (Insurance)	1,188	39,442
Camden Property Trust (REIT)	594	42,798
Capital One Financial Corp. (Diversified Financial Services)	3,267	263,059
CapitalSource, Inc. (Diversified Financial Services)	1,188	29,557
CarrAmerica Realty Corp. (REIT)	594	26,498

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	594	47,936
CBL & Associates Properties, Inc. (REIT)	594	25,215
Chicago Mercantile Exchange (Diversified Financial Services)	297	132,908
Chubb Corp. (Insurance)	2,376	226,765
Cincinnati Financial Corp. (Insurance)	1,782	74,969
CIT Group, Inc. (Diversified Financial Services)	2,376	127,164
Citigroup, Inc. (Diversified Financial Services)	56,430	2,665,752
City National Corp. (Banks)	594	45,613
Colonial Properties Trust (REIT)	594	29,777
Comerica, Inc. (Banks)	1,782	103,303
Commerce Bancorp, Inc. (Banks)	2,079	76,195
Commerce Bancshares, Inc. (Banks)	594	30,692
Compass Bancshares, Inc. (Banks)	1,485	75,156
Conseco, Inc. * (Insurance)	1,782	44,229
Countrywide Credit Industries, Inc. (Diversified Financial Services)	6,534	239,798
Crescent Real Estate Equities Co. (REIT)	1,188	25,031
Cullen/Frost Bankers, Inc. (Banks)	594	31,928
Developers Diversified Realty Corp. (REIT)	1,188	65,043
Duke-Weeks Realty Corp. (REIT)	1,485	56,356
E*TRADE Financial Corp. * (Diversified Financial Services)	4,752	128,209
East-West Bancorp, Inc. (Banks)	594	22,899
Eaton Vance Corp. (Diversified Financial Services)	1,485	40,659
Edwards (A.G.), Inc. (Diversified Financial Services)	891	44,425
Endurance Specialty Holdings, Ltd. (Insurance)	594	19,335
Equifax, Inc. (Commercial Services)	1,485	55,301
Equity Office Properties Trust (REIT)	4,455	149,599
Equity Residential Properties Trust (REIT)	3,267	152,862
Essex Property Trust, Inc. (REIT)	297	32,293
Everest Re Group, Ltd. (Insurance)	594	55,462
Fannie Mae (Diversified Financial Services)	10,692	549,569
Federal Realty Investment Trust (REIT)	594	44,669
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,188	46,391
Fidelity National Financial, Inc. (Insurance)	1,782	63,314
Fifth Third Bancorp (Banks)	5,346	210,419
First American Financial Corp. (Insurance)	891	34,892
First Horizon National Corp. (Banks)	1,485	61,850
First Industrial Realty Trust, Inc. (REIT)	594	25,358
FirstMerit Corp. (Banks)	891	21,972
Forest City Enterprises, Inc. - Class A (Real Estate)	594	28,007
Franklin Resources, Inc. (Diversified Financial Services)	1,782	167,936

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Freddie Mac (Diversified Financial Services)	7,722	471,042
Fulton Financial Corp. (Banks)	1,782	30,650
General Growth Properties, Inc. (REIT)	2,376	116,115
Genworth Financial, Inc. - Class A (Diversified Financial Services)	5,049	168,788
Golden West Financial Corp. (Savings & Loans)	3,564	241,996
Hanover Insurance Group, Inc. (Insurance)	594	31,137
Hartford Financial Services Group, Inc. (Insurance)	3,267	263,157
HCC Insurance Holdings, Inc. (Insurance)	1,188	41,342
Health Care Property Investors, Inc. (REIT)	1,485	42,174
Health Care REIT, Inc. (REIT)	594	22,631
Healthcare Realty Trust, Inc. (REIT)	594	22,204
Highwoods Properties, Inc. (REIT)	594	20,036
Hospitality Properties Trust (REIT)	891	38,910
Host Marriott Corp. (REIT)	3,564	76,270
HRPT Properties Trust (REIT)	2,376	27,894
Hudson City Bancorp, Inc. (Savings & Loans)	6,831	90,784
Huntington Bancshares, Inc. (Banks)	2,673	64,499
Independence Community Bank Corp. (Savings & Loans)	891	37,137
IndyMac Bancorp, Inc. (Diversified Financial Services)	594	24,312
Investment Technology Group, Inc. * (Diversified Financial Services)	594	29,581
Investors Financial Services Corp. (Banks)	594	27,841
iStar Financial, Inc. (REIT)	1,188	45,477
J.P. Morgan Chase & Co. (Diversified Financial Services)	39,204	1,632,454
Janus Capital Group, Inc. (Diversified Financial Services)	2,673	61,933
Jefferies Group, Inc. (Diversified Financial Services)	594	34,749
Jefferson-Pilot Corp. (Insurance)	1,485	83,071
Jones Lang LaSalle, Inc. (Real Estate)	297	22,732
KeyCorp (Banks)	4,455	163,944
Kilroy Realty Corp. (REIT)	297	22,946
Kimco Realty Corp. (REIT)	2,376	96,561
KKR Financial Corp. (REIT)	891	19,985
Legg Mason, Inc. (Diversified Financial Services)	1,485	186,115
Liberty Property Trust (REIT)	891	42,020
Lincoln National Corp. (Insurance)	2,079	113,493
Loews Corp. (Insurance)	1,485	150,282
M&T Bank Corp. (Banks)	891	101,699
Mack-Cali Realty Corp. (REIT)	594	28,512
Marsh & McLennan Cos., Inc. (Insurance)	5,940	174,398
Marshall & Ilsley Corp. (Banks)	2,079	90,603
MBIA, Inc. (Insurance)	1,485	89,293
Mellon Financial Corp. (Banks)	4,752	169,171
See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Mercantile Bankshares Corp. (Banks)	1,485	57,098
Merrill Lynch & Co., Inc. (Diversified Financial Services)	10,098	795,317
MetLife, Inc. (Insurance)	4,752	229,854
MGIC Investment Corp. (Insurance)	1,188	79,156
Mills Corp. (REIT)	594	16,632
Moneygram International, Inc. (Software)	891	27,372
Moody’s Corp. (Commercial Services)	2,673	191,013
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	10,989	690,329
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	891	35,676
National City Corp. (Banks)	6,237	217,671
Nationwide Financial Services (Insurance)	594	25,554
New Century Financial Corp. (REIT)	594	27,336
New Plan Excel Realty Trust, Inc. (REIT)	1,188	30,817
New York Community Bancorp (Savings & Loans)	2,673	46,831
North Fork Bancorp, Inc. (Banks)	5,049	145,563
Northern Trust Corp. (Banks)	2,079	109,148
Nuveen Investments - Class A (Diversified Financial Services)	891	42,902
Ohio Casualty Corp. (Insurance)	594	18,830
Old Republic International Corp. (Insurance)	2,376	51,844
Pan Pacific Retail Properties (REIT)	594	42,115
PartnerRe, Ltd. (Insurance)	594	36,881
People’s Bank (Savings & Loans)	594	19,454
Philadelphia Consolidated Holding Corp. * (Insurance)	594	20,279
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,079	76,777
PMI Group, Inc. (Insurance)	1,188	54,553
PNC Financial Services Group (Banks)	3,267	219,902

Popular, Inc. (Banks)	2,673	55,491
Post Properties, Inc. (REIT)	594	26,433
Principal Financial Group, Inc. (Insurance)	3,267	159,430
Progressive Corp. (Insurance)	2,079	216,757
Prologis (REIT)	2,673	143,006
Protective Life Corp. (Insurance)	594	29,546
Prudential Financial, Inc. (Insurance)	5,643	427,796
Public Storage, Inc. (REIT)	891	72,376
Radian Group, Inc. (Insurance)	891	53,683
Raymond James Financial Corp. (Diversified Financial Services)	891	26,338
Rayonier, Inc. (Forest Products & Paper)	891	40,621
Realty Income Corp. (REIT)	891	21,571
Reckson Associates Realty Corp. (REIT)	891	40,826
Regency Centers Corp. (REIT)	891	59,866
Regions Financial Corp. (Banks)	5,049	177,573
RenaissanceRe Holdings (Insurance)	891	38,865
SAFECO Corp. (Insurance)	1,485	74,562
Schwab (Diversified Financial Services)	11,880	204,455

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
SEI Investments Co. (Software)	891	36,112
Shurgard Storage Centers, Inc. - Class A (REIT)	594	39,578
Simon Property Group, Inc. (REIT)	2,376	199,916
Sky Financial Group, Inc. (Banks)	1,188	31,482
SL Green Realty Corp. (REIT)	594	60,291
SLM Corp. (Diversified Financial Services)	4,752	246,819
South Financial Group, Inc. (Banks)	891	23,300
Sovereign Bancorp, Inc. (Savings & Loans)	4,158	91,102
St. Joe Co. (Real Estate)	891	55,991
St. Paul Cos., Inc. (Insurance)	7,722	322,702
StanCorp Financial Group, Inc. (Insurance)	594	32,141
State Street Corp. (Banks)	3,564	215,373
SunTrust Banks, Inc. (Banks)	4,158	302,536
SVB Financial Group * (Banks)	297	15,756
Synovus Financial Corp. (Banks)	2,970	80,457
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,485	116,142
Taubman Centers, Inc. (REIT)	594	24,752
TCF Financial Corp. (Banks)	1,485	38,239
TD Ameritrade Holding Corp. * (Diversified Financial Services)	3,564	74,381
TD Banknorth, Inc. (Banks)	1,188	34,868
The Colonial BancGroup, Inc. (Banks)	1,782	44,550
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,158	652,640
The Macerich Co. (REIT)	891	65,889
Thornburg Mortgage Asset Corp. (REIT)	1,188	32,147
Torchmark Corp. (Insurance)	1,188	67,835
Trizec Properties, Inc. (REIT)	891	22,925
U.S. Bancorp (Banks)	20,196	615,978
UnionBanCal Corp. (Banks)	594	41,675
United Dominion Realty Trust, Inc. (REIT)	1,485	42,382
Unitrin, Inc. (Insurance)	594	27,627
UnumProvident Corp. (Insurance)	3,267	66,908
Valley National Bancorp (Banks)	1,188	30,437
Ventas, Inc. (REIT)	1,188	39,418
Vornado Realty Trust (REIT)	1,485	142,560
W.R. Berkley Corp. (Insurance)	1,188	68,975
Wachovia Corp. (Banks)	18,117	1,015,458
Washington Federal, Inc. (Savings & Loans)	891	21,562
Washington Mutual, Inc. (Savings & Loans)	10,989	468,351
Webster Financial Corp. (Banks)	594	28,785
Weingarten Realty Investors (REIT)	891	36,308
Wells Fargo & Co. (Banks)	18,711	1,195,071
Whitney Holding Corp. (Banks)	594	21,063
Willis Group Holdings, Ltd. (Insurance)	1,485	50,876
Wilmington Trust Corp. (Banks)	891	38,625
XL Capital, Ltd. - Class A (Insurance)	2,079	133,285
Zions Bancorp (Banks)	1,188	98,283

TOTAL COMMON STOCKS (Cost $28,802,470)		31,643,060

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (25.4%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $10,767,992 (Collateralized by $11,076,000 of various U.S. Government Agency Obligations, 1.875% - 4.834%, 4/12/06 - 1/16/07, market value $10,980,350)	$10,764,000	10,764,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,764,000)		10,764,000

TOTAL INVESTMENT SECURITIES (Cost $39,566,470) - 99.9% of net assets		$42,407,060

Percentages indicated are based on net assets of $42,429,890.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index expiring 4/24/06 (Underlying notional amount at value $32,091,560)	60,668	$(267,418)

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Banks	21.8%
Commercial Services	0.6%
Diversified Financial Services	25.8%
Forest Products & Paper	0.3%
Insurance	15.7%
Real Estate	0.5%
Real Estate Investment Trust	7.2%
Savings & Loans	2.5%
Software	0.1%
Other***	25.4%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Health Care UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.7%)
Abbott Laboratories (Pharmaceuticals)	9,540	$405,164
Abgenix, Inc. * (Pharmaceuticals)	515	11,588
Advanced Medical Optics, Inc. * (Healthcare - Products)	424	19,775
Aetna, Inc. (Healthcare - Services)	3,604	177,100
Affymetrix, Inc. * (Biotechnology)	424	13,962
Albany Molecular Research, Inc. * (Commercial Services)	106	1,077
Alcon, Inc. (Healthcare - Products)	530	55,258
Alexion Pharmaceuticals, Inc. * (Biotechnology)	212	7,509
Alkermes, Inc. * (Pharmaceuticals)	530	11,687
Allergan, Inc. (Pharmaceuticals)	954	103,509
Alpharma, Inc. (Pharmaceuticals)	212	5,686
American Medical Systems Holdings, Inc. * (Healthcare - Products)	424	9,540
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	106	3,020
AMERIGROUP Corp. * (Healthcare - Services)	318	6,691
Amgen, Inc. * (Biotechnology)	7,738	562,940
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	636	31,132
Applera Corp. - Applied Biosystems Group (Electronics)	1,166	31,645
Applera Corp. - Celera Genomics Group * (Biotechnology)	424	4,957
Apria Healthcare Group, Inc. * (Healthcare - Services)	318	7,308
ArthroCare Corp. * (Healthcare - Products)	106	5,069
Bard (C.R.), Inc. (Healthcare - Products)	636	43,127
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	636	40,055
Bausch & Lomb, Inc. (Healthcare - Products)	318	20,257
Baxter International, Inc. (Healthcare - Products)	3,816	148,098
Beckman Coulter, Inc. (Healthcare - Products)	424	23,138
Becton, Dickinson & Co. (Healthcare - Products)	1,484	91,385
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	106	6,609
Biogen Idec, Inc. * (Biotechnology)	2,120	99,852
Biomet, Inc. (Healthcare - Products)	1,484	52,712
Biosite Diagnostics, Inc. * (Healthcare - Products)	106	5,505
Boston Scientific Corp. * (Healthcare - Products)	3,710	85,516
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,190	299,996

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Caremark Rx, Inc. * (Pharmaceuticals)	2,756	135,540
Celgene Corp. * (Biotechnology)	2,120	93,746
Cell Genesys, Inc. * (Biotechnology)	318	2,538
Cell Therapeutics, Inc. * (Pharmaceuticals)	424	810
Centene Corp. * (Healthcare - Services)	212	6,184

Cephalon, Inc. * (Pharmaceuticals)	318	19,160
Charles River Laboratories International, Inc. * (Biotechnology)	424	20,784
Chiron Corp. * (Biotechnology)	636	29,135
CIGNA Corp. (Insurance)	742	96,920
Community Health Systems, Inc. * (Healthcare - Services)	530	19,160
Cooper Cos., Inc. (Healthcare - Products)	318	17,182
Covance, Inc. * (Healthcare - Services)	424	24,910

Coventry Health Care, Inc. * (Healthcare - Services)	1,060	57,219
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	318	7,304
CuraGen Corp. * (Biotechnology)	318	1,593
CV Therapeutics, Inc. * (Pharmaceuticals)	318	7,021
Cyberonics, Inc. * (Healthcare - Products)	106	2,732
CYTYC Corp. * (Healthcare - Products)	742	20,910
Dade Behring Holdings, Inc. (Healthcare - Products)	530	18,926
Datascope Corp. (Healthcare - Products)	106	4,193
DaVita, Inc. * (Healthcare - Services)	636	38,294
Delta & Pine Land Co. (Agriculture)	212	6,394
DENTSPLY International, Inc. (Healthcare - Products)	424	24,656
Diagnostic Products Corp. (Healthcare - Products)	106	5,049
Edwards Lifesciences Corp. * (Healthcare - Products)	424	18,444
Eli Lilly & Co. (Pharmaceuticals)	6,042	334,123
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	742	24,345
Enzo Biochem, Inc. * (Biotechnology)	212	2,862
Enzon, Inc. * (Biotechnology)	318	2,576
eResearch Technology, Inc. * (Internet)	212	3,051
Express Scripts, Inc. * (Pharmaceuticals)	742	65,222
Fisher Scientific International, Inc. * (Electronics)	742	50,494
Forest Laboratories, Inc. * (Pharmaceuticals)	2,014	89,885
Gen-Probe, Inc. * (Healthcare - Products)	318	17,528
Genentech, Inc. * (Biotechnology)	2,862	241,868
Genzyme Corp. * (Biotechnology)	1,590	106,880
Gilead Sciences, Inc. * (Pharmaceuticals)	2,862	178,074

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Guidant Corp. (Healthcare - Products)	2,120	165,486
Haemonetics Corp. * (Healthcare - Products)	106	5,382
HCA, Inc. (Healthcare - Services)	2,544	116,489
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,484	32,010
Health Net, Inc. * (Healthcare - Services)	742	37,708
Healthways, Inc. * (Healthcare - Services)	212	10,799
Henry Schein, Inc. * (Healthcare - Products)	530	25,366
Hillenbrand Industries, Inc. (Healthcare - Products)	318	17,487
Hologic, Inc. * (Healthcare - Products)	318	17,601
Hospira, Inc. * (Pharmaceuticals)	954	37,645
Human Genome Sciences, Inc. * (Biotechnology)	848	9,218
Humana, Inc. * (Healthcare - Services)	954	50,228
ICOS Corp. * (Biotechnology)	318	7,012
IDEXX Laboratories, Inc. * (Healthcare - Products)	212	18,308
ImClone Systems, Inc. * (Pharmaceuticals)	424	14,424
Immucor, Inc. * (Healthcare - Products)	318	9,123

Incyte Genomics, Inc. * (Biotechnology)	530	3,191
InterMune, Inc. * (Biotechnology)	106	1,965
Intuitive Surgical, Inc. * (Healthcare - Products)	212	25,016
Invacare Corp. (Healthcare - Products)	212	6,585
Invitrogen Corp. * (Biotechnology)	318	22,301
Johnson & Johnson (Healthcare - Products)	18,550	1,098,530
Kinetic Concepts, Inc. * (Healthcare - Products)	318	13,092
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,484	25,599
Kyphon, Inc. * (Healthcare - Products)	212	7,886
Laboratory Corp. of America Holdings * (Healthcare - Services)	848	49,591
LifePoint Hospitals, Inc. * (Healthcare - Services)	318	9,890
Lincare Holdings, Inc. * (Healthcare - Services)	636	24,779
Manor Care, Inc. (Healthcare - Services)	530	23,506
Medarex, Inc. * (Pharmaceuticals)	742	9,809
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,908	109,176
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	318	10,367
MedImmune, Inc. * (Biotechnology)	1,590	58,162
Medtronic, Inc. (Healthcare - Products)	7,526	381,944

Mentor Corp. (Healthcare – Products)	212	9,606
Merck & Co., Inc. (Pharmaceuticals)	13,780	485,469
MGI Pharma, Inc. * (Pharmaceuticals)	530	9,275
Millennium Pharmaceuticals, Inc. * (Biotechnology)	1,908	19,290

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Millipore Corp. * (Biotechnology)	318	23,233
Molecular Devices Corp. * (Electronics)	106	3,515
Mylan Laboratories, Inc. (Pharmaceuticals)	1,378	32,245
Myriad Genetics, Inc. * (Biotechnology)	212	5,531
Nabi Biopharmaceuticals * (Pharmaceuticals)	318	1,794
Nektar Therapeutics * (Biotechnology)	530	10,801
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	212	13,682
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	106	1,909
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	318	2,716
Odyssey Healthcare, Inc. * (Healthcare - Services)	212	3,649
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	212	5,567
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	318	10,208
Owens & Minor, Inc. (Distribution/Wholesale)	212	6,947
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	212	5,974
PAREXEL International Corp. * (Commercial Services)	212	5,605
Patterson Cos., Inc. * (Healthcare - Products)	742	26,118
PDL BioPharma, Inc. * (Biotechnology)	742	24,338
Pediatrix Medical Group, Inc. * (Healthcare - Services)	106	10,880
Perrigo Co. (Pharmaceuticals)	530	8,644
Pfizer, Inc. (Pharmaceuticals)	46,322	1,154,343
Pharmaceutical Product Development, Inc. (Commercial Services)	636	22,012
PolyMedica Corp. (Healthcare - Products)	106	4,490
PSS World Medical, Inc. * (Healthcare - Products)	424	8,179
Psychiatric Solutions, Inc. * (Healthcare - Services)	318	10,535
Quest Diagnostics, Inc. (Healthcare - Services)	954	48,940
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	212	3,526
ResMed, Inc. * (Healthcare - Products)	424	18,648

Respironics, Inc. * (Healthcare - Products)	424	16,498
Savient Pharmaceuticals, Inc. * (Biotechnology)	424	2,260
Schering-Plough Corp. (Pharmaceuticals)	9,222	175,126
Sepracor, Inc. * (Pharmaceuticals)	636	31,043
Sierra Health Services, Inc. * (Healthcare - Services)	318	12,943

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
St. Jude Medical, Inc. * (Healthcare - Products)	2,332	95,612
STERIS Corp. (Healthcare - Products)	424	10,464
Stryker Corp. (Healthcare - Products)	1,696	75,201
Sunrise Assisted Living, Inc. * (Healthcare - Services)	212	8,262
Sybron Dental Special, Inc. * (Healthcare - Products)	212	8,743
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	106	1,478
Techne Corp. * (Healthcare - Products)	212	12,750

Telik, Inc. * (Biotechnology)	318	6,156
Tenet Healthcare Corp. * (Healthcare - Services)	2,968	21,904
The Medicines Co. * (Pharmaceuticals)	318	6,541

Thermo Electron Corp. * (Electronics)	954	35,384
Triad Hospitals, Inc. * (Healthcare - Services)	530	22,207
Trimeris, Inc. * (Pharmaceuticals)	106	1,432
United Surgical Partners International, Inc. * (Healthcare - Services)	318	11,260
United Therapeutics Corp. * (Pharmaceuticals)	106	7,026
UnitedHealth Group, Inc. (Healthcare - Services)	8,480	473,692
Universal Health Services, Inc. - Class B (Healthcare - Services)	318	16,151
Valeant Pharmaceuticals International (Pharmaceuticals)	530	8,401
Varian Medical Systems, Inc. * (Healthcare - Products)	848	47,624
Varian, Inc. * (Electronics)	212	8,730
Ventana Medical Systems, Inc. * (Healthcare - Products)	212	8,855
Vertex Pharmaceuticals, Inc. * (Biotechnology)	636	23,271
Viasys Healthcare, Inc. * (Healthcare - Products)	212	6,377
Waters Corp. * (Electronics)	742	32,017
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	742	21,325
WellPoint, Inc. * (Healthcare - Services)	4,134	320,095
Wyeth (Pharmaceuticals)	8,268	401,163
Zimmer Holdings, Inc. * (Healthcare - Products)	1,590	107,484

TOTAL COMMON STOCKS (Cost $8,782,117)		10,677,398

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (25.1%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $3,579,327 (Collateralized by $3,745,000 of various Federal Farm Credit Bank Securities, 2.625% - 4.125%, 9/17/07 - 7/17/09, market value $3,650,169)	$3,578,000	3,578,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,578,000)		3,578,000

TOTAL INVESTMENT SECURITIES (Cost $12,360,117) - 99.8% of net assets		$14,255,398

Percentages indicated are based on net assets of $14,277,762.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index expiring 4/24/06 (Underlying notional amount at value $10,745,450)	33,685	$(239,134)

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Agriculture	NM
Biotechnology	9.9%
Commercial Services	0.2%
Distribution/Wholesale	NM
Electronics	1.1%
Healthcare-Products	20.6%
Healthcare-Services	11.6%
Insurance	0.7%
Internet	NM
Pharmaceuticals	30.6%
Other***	25.1%

***	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Industrials UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.8%)
3M Co. (Miscellaneous Manufacturing)	2,911	$220,334
AAR Corp. * (Aerospace/Defense)	142	4,044
Accenture, Ltd. - Class A (Commercial Services)	2,343	70,453
Acuity Brands, Inc. (Miscellaneous Manufacturing)	213	8,520
Acxiom Corp. (Software)	284	7,339
Aeroflex, Inc. * (Telecommunications)	284	3,899
Affiliated Computer Services, Inc. - Class A * (Computers)	497	29,651
AGCO Corp. * (Machinery-Diversified)	355	7,363
Agilent Technologies, Inc. * (Electronics)	1,775	66,650
Albany International Corp. - Class A (Machinery-Diversified)	142	5,409
Alexander & Baldwin, Inc. (Transportation)	213	10,156
Alliance Data Systems Corp. * (Commercial Services)	284	13,283
Alliant Techsystems, Inc. * (Aerospace/Defense)	142	10,958
Allied Waste Industries, Inc. * (Environmental Control)	852	10,428
American Standard Cos. (Building Materials)	710	30,431
Ametek, Inc. (Electrical Components & Equipment)	284	12,769
Amphenol Corp. - Class A (Electronics)	355	18,524
Anixter International, Inc. (Telecommunications)	142	6,785
AptarGroup, Inc. (Miscellaneous Manufacturing)	142	7,846
Arkansas Best Corp. (Transportation)	71	2,778
Armor Holdings, Inc. * (Aerospace/Defense)	142	8,277
Arrow Electronics, Inc. * (Electronics)	497	16,038
Automatic Data Processing, Inc. (Software)	2,414	110,272
Avnet, Inc. * (Electronics)	639	16,218
Ball Corp. (Packaging & Containers)	426	18,672
Banta Corp. (Commercial Services)	71	3,691
BE Aerospace, Inc. * (Aerospace/Defense)	284	7,134
BearingPoint, Inc. * (Commercial Services)	781	6,631
Belden, Inc. (Electrical Components & Equipment)	213	5,800
Bemis Co., Inc. (Packaging & Containers)	426	13,453
Benchmark Electronics, Inc. * (Electronics)	142	5,446
Boeing Co. (Aerospace/Defense)	2,982	232,386
Burlington Northern Santa Fe Corp. (Transportation)	1,562	130,161

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
C.H. Robinson Worldwide, Inc. (Transportation)	710	34,854
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	142	11,616
Caterpillar, Inc. (Machinery - Construction & Mining)	2,769	198,841
Ceradyne, Inc. * (Miscellaneous Manufacturing)	71	3,543
Ceridian Corp. * (Computers)	639	16,263
CheckFree Corp. * (Internet)	284	14,342
Checkpoint Systems, Inc. * (Electronics)	142	3,817
Choicepoint, Inc. * (Commercial Services)	355	15,886
Clarcor, Inc. (Miscellaneous Manufacturing)	213	7,583
CNF, Inc. (Transportation)	213	10,637
Cognex Corp. (Machinery-Diversified)	213	6,313
Coherent, Inc. * (Electronics)	142	4,986
Commscope, Inc. * (Telecommunications)	213	6,081
Convergys Corp. * (Commercial Services)	568	10,343
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	355	30,850
Corrections Corp. of America * (Commercial Services)	142	6,418
Crane Co. (Miscellaneous Manufacturing)	213	8,735
Crown Holdings, Inc. * (Packaging & Containers)	710	12,595
CSX Corp. (Transportation)	923	55,195
Cummins, Inc. (Machinery-Diversified)	142	14,924
Curtiss-Wright Corp. (Aerospace/Defense)	71	4,700
Danaher Corp. (Miscellaneous Manufacturing)	1,065	67,681
Deere & Co. (Machinery-Diversified)	994	78,577
Deluxe Corp. (Commercial Services)	213	5,574
Dionex Corp. * (Electronics)	71	4,365
Donaldson Co., Inc. (Miscellaneous Manufacturing)	284	9,596
Dover Corp. (Miscellaneous Manufacturing)	852	41,373
DRS Technologies, Inc. (Aerospace/Defense)	142	7,792
Eagle Materials, Inc. - Class A (Building Materials)	142	9,054
Eagle Materials, Inc. - Class B (Building Materials)	71	4,529
Eaton Corp. (Miscellaneous Manufacturing)	639	46,628
eFunds Corp. * (Software)	213	5,504
EGL, Inc. * (Transportation)	142	6,390
EMCOR Group, Inc. * (Engineering & Construction)	142	7,052
Emdeon Corp. * (Internet)	1,136	12,269
Emerson Electric Co. (Electrical Components & Equipment)	1,704	142,505
Energy Conversion Devices * (Electric and electronic equipment)	142	6,984

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	71	3,596
Esterline Technologies Corp. * (Aerospace/Defense)	71	3,035
Expeditors International of Washington, Inc. (Transportation)	426	36,802
FedEx Corp. (Transportation)	1,207	136,319
Fidelity National Information Services, Inc. (Software)	355	14,395
First Data Corp. (Software)	3,195	149,589
Fiserv, Inc. * (Software)	781	33,232
Flextronics International, Ltd. * (Electronics)	2,343	24,250
FLIR Systems, Inc. * (Electronics)	284	8,068
Florida Rock Industries, Inc. (Building Materials)	213	11,975
Flowserve Corp. * (Machinery-Diversified)	213	12,426
Fluor Corp. (Engineering & Construction)	355	30,458
Fortune Brands, Inc. (Household Products/Wares)	639	51,522
Foster Wheeler, Ltd. * (Engineering & Construction)	284	13,436
FTI Consulting, Inc. * (Commercial Services)	142	4,051
Gardner Denver, Inc. * (Machinery-Diversified)	142	9,258
GATX Corp. (Trucking & Leasing)	213	8,795
General Cable Corp. * (Electrical Components & Equipment)	213	6,460
General Dynamics Corp. (Aerospace/Defense)	1,420	90,852
General Electric Co. (Miscellaneous Manufacturing)	44,162	1,535,953
General Maritime Corp. (Transportation)	142	4,734
Global Payments, Inc. (Software)	355	18,819
Goodrich Corp. (Aerospace/Defense)	497	21,674
Graco, Inc. (Machinery-Diversified)	284	12,902
Granite Construction, Inc. (Engineering & Construction)	142	6,913
Harland (John H.) Co. (Household Products/Wares)	142	5,581
Harsco Corp. (Miscellaneous Manufacturing)	142	11,732
Hewitt Associates, Inc. * (Commercial Services)	213	6,335
Hexcel Corp. * (Aerospace/Defense Equipment)	284	6,239
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,195	136,650
Hubbell, Inc. - Class B (Electrical Components & Equipment)	213	10,918
IDEX Corp. (Machinery-Diversified)	213	11,112
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,065	102,570
IMS Health, Inc. (Software)	994	25,615
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,349	56,375
Iron Mountain, Inc. * (Commercial Services)	497	20,248

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
ITT Industries, Inc. (Miscellaneous Manufacturing)	781	43,908
J.B. Hunt Transport Services, Inc. (Transportation)	497	10,705
Jabil Circuit, Inc. * (Electronics)	710	30,431
Jacobs Engineering Group, Inc. * (Engineering & Construction)	213	18,476
Jarden Corp. * (Household Products/Wares)	213	6,997
JLG Industries, Inc. (Machinery - Construction & Mining)	426	13,117
Joy Global, Inc. (Machinery - Construction & Mining)	497	29,706
Kansas City Southern Industries, Inc. * (Transportation)	284	7,015
Kaydon Corp. (Metal Fabricate/Hardware)	142	5,731
Kennametal, Inc. (Hand/Machine Tools)	142	8,682
L-3 Communications Holdings, Inc. (Aerospace/Defense)	497	42,638
Labor Ready, Inc. * (Commercial Services)	213	5,101
Lafarge Corp. (Building Materials)	142	11,928
Landstar System, Inc. (Transportation)	213	9,398
Lennox International, Inc. (Building Materials)	284	8,480
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	142	7,667
Lockheed Martin Corp. (Aerospace/Defense)	1,420	106,685
Louisiana-Pacific Corp. (Forest Products & Paper)	426	11,587
Manitowoc Co. (Machinery-Diversified)	142	12,943
Manpower, Inc. (Commercial Services)	355	20,299
Martin Marietta Materials (Building Materials)	213	22,797
Masco Corp. (Building Materials)	1,846	59,976
MDU Resources Group, Inc. (Electric)	426	14,250
MeadWestvaco Corp. (Forest Products & Paper)	781	21,329
Mettler Toledo International, Inc * (Electrical Components & Equipment)	142	8,568
Mine Safety Appliances Co. (Environmental Control)	142	5,964
Molex, Inc. (Electrical Components & Equipment)	213	7,072
Molex, Inc., Class A (Electrical Components & Equipment)	355	10,551
Monster Worldwide, Inc. * (Internet)	426	21,240
MPS Group, Inc. * (Commercial Services)	426	6,518
MSC Industrial Direct Co. - Class A (Retail)	213	11,506
Mueller Industries, Inc. (Metal Fabricate/Hardware)	142	5,068
National Instruments Corp. (Computers)	213	6,948
Navigant Consulting Co. * (Commercial Services)	213	4,548
Navistar International Corp. * (Auto Manufacturers)	284	7,833

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Nordson Corp. (Machinery-Diversified)	142	7,080
Norfolk Southern Corp. (Transportation)	1,704	92,135
Northrop Grumman Corp. (Aerospace/Defense)	1,349	92,123
OMI Corp. (Transportation)	284	5,118
Oshkosh Truck Corp. (Auto Manufacturers)	284	17,676
Overseas Shipholding Group, Inc. (Transportation)	142	6,806
Owens-Illinois, Inc. * (Packaging & Containers)	568	9,866
PACCAR, Inc. (Auto Manufacturers)	710	50,041
Packaging Corp. of America (Packaging & Containers)	355	7,966
Pactiv Corp. * (Packaging & Containers)	568	13,939
Pall Corp. (Miscellaneous Manufacturing)	497	15,501
Parker Hannifin Corp. (Miscellaneous Manufacturing)	497	40,063
Paychex, Inc. (Commercial Services)	1,420	59,156
PerkinElmer, Inc. (Electronics)	497	11,665
PHH Corp. * (Commercial Services)	213	5,687
Plexus Corp. * (Electronics)	213	8,002
Powerwave Technologies, Inc. * (Telecommunications)	426	5,747
Precision Castparts Corp. (Metal Fabricate/Hardware)	568	33,739
Quanex Corp. (Metal Fabricate/Hardware)	71	4,731
Quanta Services, Inc. * (Commercial Services)	426	6,825
R.R. Donnelley & Sons Co. (Commercial Services)	923	30,201
Raytheon Co. (Aerospace/Defense)	1,846	84,621
Regal-Beloit Corp. (Hand/Machine Tools)	142	6,002
Republic Services, Inc. (Environmental Control)	497	21,127
Resources Connection, Inc. * (Commercial Services)	213	5,306
Robert Half International, Inc. (Commercial Services)	710	27,413
Rockwell Collins, Inc. (Aerospace/Defense)	710	40,009
Rockwell International Corp. (Machinery-Diversified)	639	45,951
Roper Industries, Inc. (Miscellaneous Manufacturing)	355	17,264
Ryder System, Inc. (Transportation)	284	12,718
Sanmina-SCI Corp. * (Electronics)	2,201	9,024
Sealed Air Corp. (Packaging & Containers)	355	20,544
Shaw Group, Inc. * (Engineering & Construction)	284	8,634
Sherwin-Williams Co. (Chemicals)	497	24,572
Simpson Manufacturing Co., Inc. (Building Materials)	142	6,149
Smurfit-Stone Container Corp. * (Packaging & Containers)	1,065	14,452

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Solectron Corp. * (Electronics)	3,834	15,336
Sonoco Products Co. (Packaging & Containers)	426	14,429
SPX Corp. (Miscellaneous Manufacturing)	284	15,171
Stericycle, Inc. * (Environmental Control)	213	14,403
Swift Transportation Co., Inc. * (Transportation)	213	4,628
Symbol Technologies, Inc. (Electronics)	994	10,517
Tektronix, Inc. (Electronics)	355	12,677
Teleflex, Inc. (Miscellaneous Manufacturing)	142	10,171
Temple-Inland, Inc. (Forest Products & Paper)	497	22,142
Terex Corp. * (Machinery - Construction & Mining)	213	16,878
Tetra Tech, Inc. * (Environmental Control)	213	4,066
Texas Industries, Inc. (Building Materials)	71	4,295
Textron, Inc. (Miscellaneous Manufacturing)	497	46,415
The Brink’s Co. (Miscellaneous Manufacturing)	213	10,812
The Corporate Executive Board Co. (Commercial Services)	142	14,328
Thomas & Betts Corp. * (Electronics)	284	14,592
Timken Co. (Metal Fabricate/Hardware)	355	11,456
Toro Co. (Housewares)	213	10,171
Trimble Navigation, Ltd. * (Electronics)	213	9,596
Trinity Industries, Inc. (Miscellaneous Manufacturing)	213	11,585
Tyco International, Ltd. (Miscellaneous Manufacturing)	8,449	227,109
Union Pacific Corp. (Transportation)	1,136	106,046
United Parcel Service, Inc. - Class B (Transportation)	2,627	208,530
United Rentals, Inc. * (Commercial Services)	284	9,798
United Technologies Corp. (Aerospace/Defense)	3,905	226,373
URS Corp. * (Engineering & Construction)	213	8,573
USG CORP. * (Building Materials)	142	13,484
UTI Worldwide, Inc. (Transportation)	213	6,731
Vishay Intertechnology, Inc. * (Electronics)	710	10,110
Vulcan Materials Co. (Building Materials)	355	30,761
W.W. Grainger, Inc. (Distribution/Wholesale)	355	26,749
Wabtec Corp. (Machinery-Diversified)	213	6,944
Walter Industries, Inc. (Holding Companies - Diversified)	142	9,460
Washington Group International, Inc. (Engineering & Construction)	142	8,149
Waste Connections, Inc. * (Environmental Control)	213	8,480

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Waste Management, Inc. (Environmental Control)	2,272	80,202
Watsco, Inc. (Distribution/Wholesale)	71	5,045
Werner Enterprises, Inc. (Transportation)	213	3,913
WESCO International, Inc. * (Distribution/Wholesale)	213	14,486
YRC Worldwide, Inc. * (Transportation)	213	8,107

TOTAL COMMON STOCKS (Cost $7,175,433)		7,485,316

	Principal Amount
Repurchase Agreements (19.6%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $1,966,729 (Collateralized by $2,075,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $2,005,951)	$1,966,000	1,966,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,966,000)		1,966,000

TOTAL INVESTMENT SECURITIES (Cost $9,141,433) - 94.4% of net assets		$9,451,316

Percentages indicated are based on net assets of $10,010,221.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap based on the Dow Jones U.S. Industrials Index expiring 4/24/06 (Underlying notional amount at value $7,505,457)	24,691	$20,622

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Aerospace/Defense	9.8%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	0.8%
Building Materials	2.1%
Chemicals	0.2%
Commercial Services	3.6%
Computers	0.5%
Distribution/Wholesale	0.5%
Electric	0.1%
Electric & Electronic Equipment	0.1%
Electrical Components & Equipment	2.0%
Electronics	3.0%
Engineering & Construction	1.0%
Environmental Control	1.4%
Forest Products & Paper	0.6%
Hand/Machine Tools	0.2%
Holding Companies	0.1%
Household Products/Wares	0.6%
Housewares	0.1%
Internet	0.5%
Machinery-Construction & Mining	2.6%
Machinery-Diversified	2.3%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	27.6%
Packaging & Containers	1.3%
Retail	0.1%
Software	3.6%
Telecommunications	0.2%
Transportation	9.1%
Trucking & Leasing	0.1%
Other ***	19.6%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Internet UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.0%)
Agile Software Corp. * (Internet)	11,451	$87,371
Akamai Technologies, Inc. * (Internet)	35,047	1,152,696
Allscripts Healthcare Solution * (Software)	9,369	171,546
Amazon.com, Inc. * (Internet)	69,400	2,533,794
aQuantive, Inc. * (Internet)	15,268	359,409
Ariba, Inc. * (Internet)	17,003	166,289
Audible, Inc. * (Internet)	4,511	47,411
Autobytel, Inc. * (Internet)	9,716	46,831
BEA Systems, Inc. * (Software)	102,712	1,348,609
Check Point Software Technologies, Ltd. * (Internet)	41,987	840,580
CheckFree Corp. * (Internet)	17,697	893,699
CMGI, Inc. * (Internet)	105,835	156,636
CNET Networks, Inc. * (Internet)	31,924	453,640
Digital Insight Corp. * (Internet)	7,634	277,878
Digital River, Inc. * (Internet)	7,981	348,051
E*TRADE Financial Corp. * (Diversified Financial Services)	96,813	2,612,015
EarthLink, Inc. * (Internet)	29,842	284,991
eBay, Inc. * (Internet)	75,646	2,954,732
Emdeon Corp. * (Internet)	64,889	700,801
Google, Inc. * (Internet)	8,675	3,383,249
IAC/InterActiveCorp * (Internet)	56,908	1,677,079
Infospace, Inc. * (Internet)	6,593	184,274
Internet Security Systems, Inc. * (Internet)	8,675	208,027
Interwoven, Inc. * (Internet)	9,022	81,108
J2 Global Communications, Inc. * (Internet)	5,552	260,944
Jupitermedia Corp. * (Internet)	4,858	87,347
Monster Worldwide, Inc. * (Internet)	24,984	1,245,702
PRICELINE.COM, Inc. * (Internet)	5,552	137,912
RealNetworks, Inc. * (Internet)	26,025	214,706
Sapient Corp. * (Internet)	18,738	142,971
TD Ameritrade Holding Corp. * (Diversified Financial Services)	73,217	1,528,039
Tibco Software, Inc. * (Internet)	46,151	385,822
United Online, Inc. (Internet)	14,574	187,422
ValueClick, Inc. * (Internet)	23,249	393,373
VeriSign, Inc. * (Internet)	59,337	1,423,495
Vignette Corp. * (Internet)	6,940	102,365
webMethods, Inc. * (Internet)	12,492	105,183
Websense, Inc. * (Internet)	11,104	306,248
Yahoo!, Inc. * (Internet)	97,160	3,134,381

TOTAL COMMON STOCKS (Cost $18,367,056)		30,626,626

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (26.3%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $10,762,990 (Collateralized by $11,067,000 of various U.S. Government Agency Obligations, 1.875% - 4.834%, 4/12/06 - 1/16/07, market value $10,975,500)	$10,759,000	10,759,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,759,000)		10,750.000

TOTAL INVESTMENT SECURITIES (Cost $29,126,056) - 101.3% of net assets		$41,385,626

Percentages	indicated are based on net assets of $40,853,396.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 4/24/06 (Underlying notional amount at value $30,736,070)	316,671	$1,064,582

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Diversified Financial Services	10.1%
Internet	61.2%
Software	3.7%
Other***	26.3%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Mobile Telecommunications UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.9%)
Alltel Corp. (Telecommunications)	78,359	$5,073,745
Leap Wireless International, Inc. * (Telecommunications)	8,021	349,635
Nextel Partners, Inc. - Class A * (Telecommunications)	30,850	873,672
NII Holdings, Inc. - Class B * (Telecommunications)	27,765	1,637,302
Sprint Corp. (Telecommunications)	574,427	14,843,194
Telephone & Data Systems, Inc. (Telecommunications)	10,489	413,686
Telephone & Data Systems, Inc. -	10,489	395,960

Special Shares (Telecommunications)
TOTAL COMMON STOCKS (Cost $20,141,956)		23,587,194

	Principal Amount
Repurchase Agreements (24.5%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $7,713,860 (Collateralized by $8,034,000 Federal Farm Credit Bank, 1.875%, 1/16/07, market value $7,865,796)	$7,711,000	7,711,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,711,000)		7,711,000

TOTAL INVESTMENT SECURITIES (Cost $27,852,956) - 99.4% of net assets		$31,298,194

Percentages indicated are based on net assets of $31,492,632.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index expiring 4/24/06 (Underlying notional amount at value $23,587,194)	617	$155,667

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries as of March 31, 2006:

Telecommunications	74.9%
Other***	24.5%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Oil & Gas UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.1%)
Amerada Hess Corp. (Oil & Gas)	8,294	$1,181,066
Anadarko Petroleum Corp. (Oil & Gas)	21,112	2,132,523

Apache Corp. (Oil & Gas)	31,668	2,074,571
Atwood Oceanics, Inc. * (Oil & Gas)	1,508	152,323
Baker Hughes, Inc. (Oil & Gas Services)	32,422	2,217,665
Berry Petroleum Co. - Class A (Oil & Gas)	1,508	103,223
BJ Services Co. (Oil & Gas Services)	30,914	1,069,624
Bristow Group, Inc. * (Transportation)	2,262	69,896
Burlington Resources, Inc. (Oil & Gas)	36,192	3,326,407

Cabot Oil & Gas Corp. (Oil & Gas)	4,524	216,835
Cheniere Energy, Inc. * (Oil & Gas)	4,524	183,539
Chesapeake Energy Corp. (Oil & Gas)	34,684	1,089,424
ChevronTexaco Corp. (Oil & Gas)	214,890	12,457,174
Cimarex Energy Co. (Oil & Gas)	7,540	326,180
Comstock Resources, Inc. * (Oil & Gas)	3,770	111,931
ConocoPhillips (Oil & Gas)	121,394	7,666,031
Cooper Cameron Corp. * (Oil & Gas Services)	10,556	465,308
Core Laboratories N.V. * (Oil & Gas Services)	2,262	107,558
Denbury Resources, Inc. * (Oil & Gas)	10,556	334,309
Devon Energy Corp. (Oil & Gas)	39,962	2,444,476
Diamond Offshore Drilling, Inc. (Oil & Gas)	6,032	539,864
Dynegy, Inc. - Class A * (Pipelines)	25,636	123,053
El Paso Corp. (Pipelines)	63,336	763,199
Encore Acquisition Co. * (Oil & Gas)	4,524	140,244
Ensco International, Inc. (Oil & Gas)	14,326	737,073
EOG Resources, Inc. (Oil & Gas)	23,374	1,682,928
Exxon Mobil Corp. (Oil & Gas)	582,842	35,471,765
FMC Technologies, Inc. * (Oil & Gas Services)	6,786	347,579
Forest Oil Corp. * (Oil & Gas)	5,278	196,236
Frontier Oil Corp. (Oil & Gas)	5,278	313,249
Global Industries, Ltd. * (Oil & Gas Services)	8,294	120,180
GlobalSantaFe Corp. (Oil & Gas)	23,374	1,419,971
Grant Prideco, Inc. * (Oil & Gas Services)	12,064	516,822
Grey Wolf, Inc. * (Oil & Gas)	18,096	134,634
Halliburton Co. (Oil & Gas Services)	49,010	3,578,709
Hanover Compressor Co. * (Oil & Gas Services)	9,048	168,474
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	6,786	257,189
Helmerich & Payne, Inc. (Oil & Gas)	4,524	315,866
Holly Corp. (Oil & Gas)	2,262	167,659
Houston Exploration Co. * (Oil & Gas)	3,016	158,943

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hydril * (Oil & Gas Services)	1,508	117,549
Input/Output, Inc. * (Oil & Gas Services)	6,786	65,892
KCS Energy, Inc. * (Oil & Gas)	4,524	117,624
Kerr-McGee Corp. (Oil & Gas)	9,802	935,895
Kinder Morgan, Inc. (Pipelines)	10,556	971,046
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,016	167,117
Marathon Oil Corp. (Oil & Gas)	34,684	2,641,880
Mariner Energy, Inc. * (Oil & Gas)	6,786	139,181
Maverick Tube Corp. * (Oil & Gas Services)	3,770	199,772
McDermott International, Inc. * (Engineering & Construction)	5,278	287,387
Murphy Oil Corp. (Oil & Gas)	16,588	826,414
Nabors Industries, Ltd. * (Oil & Gas)	15,080	1,079,426
National-Oilwell Varco, Inc. * (Oil & Gas Services)	16,588	1,063,623
Newfield Exploration Co. * (Oil & Gas)	12,064	505,482
Newpark Resources, Inc. * (Oil & Gas Services)	8,294	68,011
Noble Corp. (Oil & Gas)	12,818	1,039,540
Noble Energy, Inc. (Oil & Gas)	16,588	728,545
Occidental Petroleum Corp. (Oil & Gas)	40,716	3,772,337
Oceaneering International, Inc. * (Oil & Gas Services)	2,262	129,613
OGE Energy Corp. (Electric)	8,294	240,526
Parker Drilling Co. * (Oil & Gas)	9,802	90,865
Patterson-UTI Energy, Inc. (Oil & Gas)	16,588	530,152
Pioneer Natural Resources Co. (Oil & Gas)	12,064	533,832
Plains Exploration & Production Co. * (Oil & Gas)	7,540	291,346
Pogo Producing Co. (Oil & Gas)	5,278	265,220
Pride International, Inc. * (Oil & Gas)	15,080	470,194
Quicksilver Resources, Inc. * (Oil & Gas)	5,278	204,047
Range Resources Corp. (Oil & Gas)	12,064	329,468
Rowan Cos., Inc. (Oil & Gas)	10,556	464,042
Schlumberger, Ltd. (Oil & Gas Services)	56,550	7,157,533
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,508	119,434
Smith International, Inc. (Oil & Gas Services)	20,358	793,148
Southwestern Energy Co. * (Oil & Gas)	15,834	509,696
St. Mary Land & Exploration Co. (Oil & Gas)	5,278	215,501
Stone Energy Corp. * (Oil & Gas)	2,262	99,822
Sunoco, Inc. (Oil & Gas)	12,818	994,292
Superior Energy Services, Inc. * (Oil & Gas Services)	7,540	201,997
Swift Energy Co. * (Oil & Gas)	3,016	112,979
Tesoro Petroleum Corp. (Oil & Gas)	6,032	412,227
TETRA Technologies, Inc. * (Oil & Gas Services)	3,016	141,873

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Tidewater, Inc. (Oil & Gas Services)	5,278	291,504
Todco - Class A (Oil & Gas)	6,032	237,721
Transocean Sedco Forex, Inc. * (Oil & Gas)	31,668	2,542,940
Tronox, Inc. - Class B * (Chemicals)	2,021	34,337
Unit Corp. * (Oil & Gas)	3,770	210,178
Valero Energy Corp. (Oil & Gas)	58,812	3,515,781
Veritas DGC, Inc. * (Oil & Gas Services)	3,016	136,896
Weatherford International, Ltd. * (Oil & Gas Services)	33,176	1,517,802
Western Gas Resources, Inc. (Pipelines)	6,032	291,044
Whiting Petroleum Corp. * (Oil & Gas)	3,770	154,532
Williams Cos., Inc. (Pipelines)	54,288	1,161,220
XTO Energy, Inc. (Oil & Gas)	33,176	1,445,478

TOTAL COMMON STOCKS (Cost $87,378,305)		125,457,661

	Principal Amount
Repurchase Agreements (24.2%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $40,444,993 (Collateralized by $40,144,000 of various U.S. Government Agency Obligations, 4.50% - 6.00%, 5/15/08 - 1/5/18, market value $41,239,823)	$40,430,000	40,430,000

TOTAL REPURCHASE AGREEMENTS (Cost $40,430,000)		40,430,000

TOTAL INVESTMENT SECURITIES (Cost $127,808,305) - 99.3% of net assets		$165,887,661

Percentages indicated are based on net assets of $167,010,741.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 4/27/06 (Underlying notional amount at value $125,417,989)	273,904	$1,768,035

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Chemicals	NM
Electric	0.1%
Engineering & Construction	0.2%
Oil & Gas	60.2%
Oil & Gas Services	12.6%
Pipelines	2.0%
Transportation	NM
Other***	24.2%

***	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Pharmaceuticals UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.8%)
Abbott Laboratories (Pharmaceuticals)	22,080	$937,738
Alkermes, Inc. * (Pharmaceuticals)	1,280	28,224
Allergan, Inc. (Pharmaceuticals)	2,240	243,040
Alpharma, Inc. (Pharmaceuticals)	640	17,165
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	320	9,117
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,440	90,691
Bristol-Myers Squibb Co. (Pharmaceuticals)	28,000	689,080
Cephalon, Inc. * (Pharmaceuticals)	800	48,200
Eli Lilly & Co. (Pharmaceuticals)	13,920	769,776
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	1,760	57,746
Forest Laboratories, Inc. * (Pharmaceuticals)	4,640	207,083
Hospira, Inc. * (Pharmaceuticals)	2,240	88,390
Johnson & Johnson (Healthcare - Products)	42,560	2,520,403
King Pharmaceuticals, Inc. * (Pharmaceuticals)	3,520	60,720
Medicis Pharmaceutical Corp. (Pharmaceuticals)	800	26,080
Merck & Co., Inc. (Pharmaceuticals)	31,520	1,110,450
MGI Pharma, Inc. * (Pharmaceuticals)	1,120	19,600
Mylan Laboratories, Inc. (Pharmaceuticals)	3,200	74,880
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	320	5,763
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	480	13,526
Perrigo Co. (Pharmaceuticals)	1,280	20,877
Pfizer, Inc. (Pharmaceuticals)	106,560	2,655,474
Schering-Plough Corp. (Pharmaceuticals)	21,120	401,069
Sepracor, Inc. * (Pharmaceuticals)	1,440	70,286
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	320	4,461
The Medicines Co. * (Pharmaceuticals)	640	13,165
Valeant Pharmaceuticals International (Pharmaceuticals)	1,280	20,288
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,600	45,984
Wyeth (Pharmaceuticals)	19,040	923,821

TOTAL COMMON STOCKS (Cost $9,765,151)		11,173,097

	Principal Amount
Repurchase Agreements (28.4%)

UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $4,243,573 (Collateralized by $4,443,000 of various Federal Farm Credit Bank Securities, 2.625% - 4.125%, 9/17/07 - 7/17/09, market value $4,327,684)	$4,242,000	4,242,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,242,000)		4,242,000

Rights/Warrants (NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	14	1

TOTAL RIGHTS/WARRANTS (Cost $0)		1

TOTAL INVESTMENT SECURITIES (Cost $14,007,151) - 103.2%		$15,415,098

Percentages indicated are based on net assets of $14,941,804.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(NM)	Not meaningful, amount is less than 0.05%.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 4/24/06 (Underlying notional amount at value $11,261,295)	44,612	$(455,339)

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Healthcare - Products	16.9%
Pharmaceuticals	57.9%
Other***	28.4%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Precious Metals UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (104.8%)
UBS*, 4.45%, 4/3/06 , dated 3/31/06, with a maturity value of $201,518,702 (Collateralized by $204,855,000 of various U.S. Government Agency Obligations, 2.125% - 4.815%, 4/15/06-2/15/07, market value $205,473,511)	201,444,000	$201,444,000

TOTAL REPURCHASE AGREEMENTS (Cost $201,444,000)
		201,444,000

TOTAL INVESTMENT SECURITIES (Cost $201,444,000) - 104.8% of net assets		$201,444,000

Percentages indicated are based on net assets of $192,304,623.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 4/27/06 (Underlying notional amount at value $288,018,521)	1,005,932	$(3,488,736)

See accompanying notes to the Schedules of Portfolio Investments.

Real Estate UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.0%)
Alexandria Real Estate Equities, Inc. (REIT)	4,452	$424,409
AMB Property Corp. (REIT)	16,854	914,667
American Financial Realty Trust (REIT)	25,122	292,671
American Home Mortgage Investment Corp. (REIT)	8,904	277,894
Annaly Mortgage Management, Inc. (REIT)	23,850	289,539
Apartment Investment and Management Co. - Class A (REIT)	18,762	879,938
Archstone-Smith Trust (REIT)	41,658	2,031,661
Arden Realty Group, Inc. (REIT)	13,038	588,405
Avalonbay Communities, Inc. (REIT)	14,310	1,561,221
Boston Properties, Inc. (REIT)	21,942	2,046,092
Brandywine Realty Trust (REIT)	17,808	565,582
BRE Properties, Inc. - Class A (REIT)	9,858	552,048
Brookfield Properties Corp. (Real Estate)	22,896	781,898
Camden Property Trust (REIT)	10,176	733,181
CapitalSource, Inc. (Diversified Financial Services)	23,850	593,388
CarrAmerica Realty Corp. (REIT)	11,448	510,695
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	12,084	975,180
CBL & Associates Properties, Inc. (REIT)	11,766	499,467
Colonial Properties Trust (REIT)	8,904	446,358
Corporate Office Properties Trust (REIT)	7,632	349,088
Cousins Properties, Inc. (REIT)	7,950	265,769
Crescent Real Estate Equities Co. (REIT)	18,762	395,315
Developers Diversified Realty Corp. (REIT)	21,306	1,166,504
Duke-Weeks Realty Corp. (REIT)	27,984	1,061,993
Equity Inns, Inc. (REIT)	10,494	170,003
Equity Lifestyle Properties, Inc. (REIT)	4,134	205,667
Equity Office Properties Trust (REIT)	79,818	2,680,287
Equity Residential Properties Trust (REIT)	56,286	2,633,621
Essex Property Trust, Inc. (REIT)	4,452	484,066
Federal Realty Investment Trust (REIT)	10,176	765,235
FelCor Lodging Trust, Inc. (REIT)	9,222	194,584
First Industrial Realty Trust, Inc. (REIT)	8,586	366,536
Forest City Enterprises, Inc. - Class A (Real Estate)	11,448	539,773
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	31,164	292,318

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
General Growth Properties, Inc. (REIT)	43,884	2,144,610

Glenborough Realty Trust, Inc. (REIT)	6,996	152,163
Health Care Property Investors, Inc. (REIT)	26,712	758,621
Health Care REIT, Inc. (REIT)	11,448	436,169
Healthcare Realty Trust, Inc. (REIT)	9,222	344,718
Highwoods Properties, Inc. (REIT)	10,494	353,963
Home Properties of New York, Inc. (REIT)	6,042	308,746
Hospitality Properties Trust (REIT)	13,038	569,369
Host Marriott Corp. (REIT)	63,918	1,367,845
HRPT Properties Trust (REIT)	41,340	485,332
IMPAC Mortgage Holdings, Inc. (REIT)	14,628	141,014
iStar Financial, Inc. (REIT)	21,942	839,940
Jones Lang LaSalle, Inc. (Real Estate)	6,360	486,794
Kilroy Realty Corp. (REIT)	5,724	442,236
Kimco Realty Corp. (REIT)	41,976	1,705,905
KKR Financial Corp. (REIT)	15,900	356,637
LaSalle Hotel Properties (REIT)	7,632	312,912
Lexington Corporate Properties Trust (REIT)	10,176	212,170
Liberty Property Trust (REIT)	17,172	809,832
Mack-Cali Realty Corp. (REIT)	12,084	580,032
Maguire Properties, Inc. (REIT)	6,678	243,747
MeriStar Hospitality Corp. * (REIT)	17,172	178,245
Mills Corp. (REIT)	11,130	311,640
Nationwide Health Properties, Inc. (REIT)	13,356	287,154
New Century Financial Corp. (REIT)	10,812	497,568
New Plan Excel Realty Trust, Inc. (REIT)	20,352	527,931
Novastar Financial, Inc. (REIT)	5,724	191,411
Pan Pacific Retail Properties (REIT)	7,950	563,655
Pennsylvania REIT	6,678	293,832
Plum Creek Timber Co., Inc. (Forest Products & Paper)	35,934	1,327,043
Post Properties, Inc. (REIT)	7,950	353,775
Potlatch Corp. (Forest Products & Paper)	7,314	313,332
Prologis (REIT)	47,700	2,551,949
Public Storage, Inc. (REIT)	17,490	1,420,713
Rayonier, Inc. (Forest Products & Paper)	14,946	681,388
Realty Income Corp. (REIT)	16,536	400,337
Reckson Associates Realty Corp. (REIT)	16,218	743,109
Redwood Trust, Inc. (REIT)	4,452	192,861
Regency Centers Corp. (REIT)	13,356	897,390
Saxon Capital, Inc. (REIT)	9,858	102,918
Shurgard Storage Centers, Inc. - Class A (REIT)	9,222	614,462
Simon Property Group, Inc. (REIT)	44,202	3,719,155
SL Green Realty Corp. (REIT)	8,268	839,202
St. Joe Co. (Real Estate)	13,674	859,274
Taubman Centers, Inc. (REIT)	9,858	410,783
The Macerich Co. (REIT)	13,674	1,011,192
Thornburg Mortgage Asset Corp. (REIT)	19,716	533,515
Trizec Properties, Inc. (REIT)	18,126	466,382

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
United Dominion Realty Trust, Inc. (REIT)	27,030	771,436
Ventas, Inc. (REIT)	20,034	664,728
Vornado Realty Trust (REIT)	25,758	2,472,767
Washington REIT	8,268	300,294
Weingarten Realty Investors (REIT)	16,218	660,884

TOTAL COMMON STOCKS (Cost $58,595,497)		64,748,133

Repurchase Agreements (22.6%)

	Principal Amount
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $19,537,242 (Collateralized by $19,925,000 of various U.S. Government Agency Obligations, 4.50% - 4.834%, 4/12/06 - 1/5/18, market value $19,922,935)	$19,530,000	19,530,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,530,000)		19,530,000

TOTAL INVESTMENT SECURITIES (Cost $78,125,497) - 97.6% of net assets		$84,278,133

Percentages indicated are based on net assets of $86,374,644.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 4/27/06 (Underlying notional amount at value $64,903,399)	224,447	$326,144

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31,2006:

Diversified Financial Services	1.0%
Forest Products & Paper	2.7%
Real Estate	4.2%
Real Estate Investment Trust	67.1%
Other***	22.6%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Semiconductor UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.3%)
Actel Corp. * (Semiconductors)	1,108	$17,662
Advanced Micro Devices, Inc. * (Semiconductors)	19,944	661,343
Agere Systems, Inc. * (Semiconductors)	8,310	124,982
Altera Corp. * (Semiconductors)	16,066	331,602
Amkor Technology, Inc. * (Semiconductors)	4,432	38,292
Analog Devices, Inc. (Semiconductors)	16,620	636,380
Applied Materials, Inc. (Semiconductors)	72,574	1,270,771
Applied Micro Circuits Corp. * (Semiconductors)	13,850	56,370
Asyst Technologies, Inc. * (Semiconductors)	2,216	23,069
Atmel Corp. * (Semiconductors)	19,944	94,136
ATMI, Inc. * (Semiconductors)	1,662	50,192
Axcelis Technologies, Inc. * (Semiconductors)	4,432	25,972
Broadcom Corp. - Class A * (Semiconductors)	19,944	860,783
Brooks Automation, Inc. * (Semiconductors)	3,324	47,334
Cabot Microelectronics Corp. * (Chemicals)	1,108	41,107
Cirrus Logic, Inc. * (Semiconductors)	3,324	28,188
Cohu, Inc. (Semiconductors)	1,108	23,512
Conexant Systems, Inc. * (Semiconductors)	21,052	72,629
Credence Systems Corp. * (Semiconductors)	3,878	28,465
Cree Research, Inc. * (Semiconductors)	3,324	109,060
Cymer, Inc. * (Electronics)	1,662	75,521
Cypress Semiconductor Corp. * (Semiconductors)	6,094	103,293
DSP Group, Inc. * (Semiconductors)	1,108	32,143
ESS Technology, Inc. * (Semiconductors)	1,662	5,518
Exar Corp. * (Semiconductors)	1,662	23,733
Fairchild Semiconductor International, Inc. * (Semiconductors)	5,540	105,648
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	6,094	169,474
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	12,188	338,461
Integrated Device Technology, Inc. * (Semiconductors)	8,864	131,719
Intel Corp. (Semiconductors)	263,704	5,102,671
Interdigital Communications Corp. * (Telecommunications)	2,216	54,336
International Rectifier Corp. * (Semiconductors)	3,324	137,713
Intersil Corp. - Class A (Semiconductors)	7,202	208,282

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
KLA -Tencor Corp. (Semiconductors)	8,864	428,663
Kopin Corp. * (Semiconductors)	3,324	16,653
Kulicke & Soffa Industries, Inc. * (Semiconductors)	2,216	21,141
Lam Research Corp. * (Semiconductors)	6,094	262,042
Lattice Semiconductor Corp. * (Semiconductors)	4,986	33,207
Linear Technology Corp. (Semiconductors)	13,850	485,858
LSI Logic Corp. * (Semiconductors)	17,174	198,531
LTX Corp. * (Semiconductors)	2,770	14,958
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	1,662	42,979
Marvell Technology Group, Ltd. * (Semiconductors)	9,972	539,485
Maxim Integrated Products, Inc. (Semiconductors)	14,404	535,109
MEMC Electronic Materials, Inc. * (Semiconductors)	6,648	245,444
Micrel, Inc. * (Semiconductors)	2,770	41,051
Microchip Technology, Inc. (Semiconductors)	9,418	341,873
Micron Technology, Inc. * (Semiconductors)	27,700	407,744
Microsemi Corp. * (Semiconductors)	2,770	80,635
Mindspeed Technologies, Inc. * (Semiconductors)	4,986	19,844
National Semiconductor Corp. (Semiconductors)	14,958	416,431
Novellus Systems, Inc. * (Semiconductors)	6,094	146,256
NVIDIA Corp. * (Semiconductors)	7,202	412,387
OmniVision Technologies, Inc. * (Semiconductors)	2,216	66,923
Photronics, Inc. * (Semiconductors)	1,662	31,179
PMC-Sierra, Inc. * (Semiconductors)	8,310	102,130
Power Integrations, Inc. * (Semiconductors)	1,108	27,456
QLogic Corp. * (Semiconductors)	7,202	139,359
Rambus, Inc. * (Semiconductors)	4,432	174,355
RF Micro Devices, Inc. * (Telecommunications)	8,310	71,882
SanDisk Corp. * (Computers)	8,310	477,991
Semtech Corp. * (Semiconductors)	3,324	59,466
Silicon Image, Inc. * (Semiconductors)	3,324	34,270
Silicon Laboratories, Inc. * (Semiconductors)	2,216	121,769
Silicon Storage Technology, Inc. * (Computers)	3,878	16,986
Sirf Technology Holdings, Inc. * (Semiconductors)	1,662	58,851
Skyworks Solutions, Inc. * (Semiconductors)	7,202	48,902
Teradyne, Inc. * (Semiconductors)	8,864	137,481
Tessera Technologies, Inc. * (Semiconductors)	2,216	71,089
Texas Instruments, Inc. (Semiconductors)	72,574	2,356,478
Transmeta Corp. * (Semiconductors)	7,756	15,745
TriQuint Semiconductor, Inc. * (Semiconductors)	6,094	29,982

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Ultratech Stepper, Inc. * (Semiconductors)	1,108	27,124
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	2,770	77,782
Vitesse Semiconductor Corp. * (Semiconductors)	9,972	35,700
Xilinx, Inc. (Semiconductors)	15,512	394,936
Zoran Corp. * (Semiconductors)	2,216	48,486

TOTAL COMMON STOCKS (Cost $14,042,756)		20,346,974

	Principal Amount
Repurchase Agreements (24.7%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $6,671,473 (Collateralized by $6,952,000 of various Federal Farm Credit Bank Securities, 1.875% - 4.125%, 1/16/07 - 7/17/09, market value $6,803,401)	$6,669,000	6,669,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,669,000)		6,669,000

TOTAL INVESTMENT SECURITIES (Cost $20,711,756) - 100.0% of net assets		$27,015,974

Percentages indicated are based on net assets of $27,006,135.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 4/24/06 (Underlying notional amount at value $20,375,915)	554	$144,356

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Chemicals	0.2%
Computers	1.9%
Electronics	0.3%
Semiconductors	72.4%
Telecommunications	0.5%
Other ***	24.7%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Technology UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.6%)
3Com Corp. * (Telecommunications)	2,968	$15,196
ADC Telecommunications, Inc. * (Telecommunications)	742	18,988
Adobe Systems, Inc. (Software)	4,452	155,464
ADTRAN, Inc. (Telecommunications)	371	9,713
Advanced Micro Devices, Inc. * (Semiconductors)	3,339	110,721
Agere Systems, Inc. * (Semiconductors)	1,484	22,319
Akamai Technologies, Inc. * (Internet)	1,113	36,607
Altera Corp. * (Semiconductors)	2,597	53,602
Amdocs, Ltd. * (Telecommunications)	1,484	53,513
American Power Conversion Corp. (Electrical Components & Equipment)	1,484	34,295
American Tower Corp. * (Telecommunications)	2,968	89,990
Amkor Technology, Inc. * (Semiconductors)	742	6,411
Analog Devices, Inc. (Semiconductors)	2,597	99,439
Andrew Corp. * (Telecommunications)	1,113	13,668
ANSYS, Inc. * (Software)	371	20,090
Anteon International Corp. * (Computers)	371	20,242
Apple Computer, Inc. * (Computers)	6,307	395,575
Applied Materials, Inc. (Semiconductors)	11,872	207,879
Applied Micro Circuits Corp. * (Semiconductors)	2,226	9,060
Arris Group, Inc. * (Telecommunications)	742	10,210
Atmel Corp. * (Semiconductors)	3,339	15,760
ATMI, Inc. * (Semiconductors)	371	11,204
Autodesk, Inc. * (Software)	1,855	71,455
Avaya, Inc. * (Telecommunications)	3,339	37,731
Avocent Corp. * (Internet)	371	11,776
BEA Systems, Inc. * (Software)	3,339	43,841
BMC Software, Inc. * (Software)	1,484	32,143
Broadcom Corp. - Class A * (Semiconductors)	3,339	144,111
Brocade Communications Systems, Inc. * (Computers)	1,855	12,391
Brooks Automation, Inc. * (Semiconductors)	371	5,283
CA, Inc. (Software)	3,339	90,854
CACI International, Inc. - Class A * (Computers)	371	24,393
Cadence Design Systems, Inc. * (Computers)	2,226	41,159
Cerner Corp. * (Software)	371	17,604
Check Point Software Technologies, Ltd. * (Internet)	1,484	29,710
CIENA Corp. * (Telecommunications)	4,081	21,262
Cisco Systems, Inc. * (Telecommunications)	44,891	972,787

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Citrix Systems, Inc. * (Software)	1,113	42,183
Cognizant Technology Solutions Corp. * (Computers)	1,113	66,212
Computer Sciences Corp. * (Computers)	1,484	82,436
Compuware Corp. * (Software)	2,597	20,335
Comverse Technology, Inc. * (Telecommunications)	1,484	34,919
Conexant Systems, Inc. * (Semiconductors)	3,339	11,520
Corning, Inc. * (Telecommunications)	11,130	299,508
Cree Research, Inc. * (Semiconductors)	371	12,173
Crown Castle International Corp. * (Telecommunications)	1,484	42,071
CSG Systems International, Inc. * (Software)	371	8,629
Cymer, Inc. * (Electronics)	371	16,858
Cypress Semiconductor Corp. * (Semiconductors)	1,113	18,865
Dell, Inc. * (Computers)	15,211	452,679
Diebold, Inc. (Computers)	371	15,248
Digital River, Inc. * (Internet)	371	16,179
DST Systems, Inc. * (Computers)	371	21,496
Dycom Industries, Inc. * (Engineering & Construction)	371	7,884
EarthLink, Inc. * (Internet)	1,113	10,629
Electronic Data Systems Corp. (Computers)	3,710	99,539
Electronics for Imaging, Inc. * (Computers)	371	10,377
EMC Corp. * (Computers)	17,437	237,666
Emulex Corp. * (Semiconductors)	742	12,681
F5 Networks, Inc. * (Internet)	371	26,894
Fair Isaac Corp. (Software)	371	14,699
Fairchild Semiconductor International, Inc. * (Semiconductors)	742	14,150
Filenet Corp. * (Software)	371	10,024
Finisar Corp. * (Telecommunications)	1,855	9,182
Foundry Networks, Inc. * (Telecommunications)	742	13,475
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	2,968	82,540
Google, Inc. * (Internet)	1,484	578,759
Harris Corp. (Telecommunications)	1,113	52,634
Hewlett-Packard Co. (Computers)	20,405	671,325
Hyperion Solutions Corp. * (Software)	371	12,095
IKON Office Solutions, Inc. (Office/Business Equipment)	742	10,574
Imation Corp. (Computers)	371	15,920
Informatica Corp. * (Software)	742	11,538
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	1,113	22,260
Insight Enterprises, Inc. * (Retail)	371	8,166
Integrated Device Technology, Inc. * (Semiconductors)	1,484	22,052
Intel Corp. (Semiconductors)	42,665	825,569
Interdigital Communications Corp. * (Telecommunications)	371	9,097
Intergraph Corp. * (Computers)	371	15,456
Intermec Inc * (Machinery-Diversified)	371	11,319
International Business Machines Corp. (Computers)	11,501	948,488

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
International Rectifier Corp. * (Semiconductors)	371	15,371
Internet Security Systems, Inc. * (Internet)	371	8,897
Intersil Corp. - Class A (Semiconductors)	1,113	32,188
Intuit, Inc. * (Software)	1,113	59,200
Jack Henry & Associates, Inc. (Computers)	371	8,485
JDS Uniphase Corp. * (Telecommunications)	11,501	47,959
Juniper Networks, Inc. * (Telecommunications)	4,081	78,029
KLA -Tencor Corp. (Semiconductors)	1,484	71,766
Kronos, Inc. * (Computers)	371	13,872
Lam Research Corp. * (Semiconductors)	1,113	47,859
Lexmark International, Inc. - Class A * (Computers)	742	33,672
Linear Technology Corp. (Semiconductors)	2,226	78,088
LSI Logic Corp. * (Semiconductors)	2,968	34,310
Lucent Technologies, Inc. * (Telecommunications)	32,277	98,445
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	371	9,594
Macrovision Corp. * (Entertainment)	371	8,218
Marvell Technology Group, Ltd. * (Semiconductors)	1,484	80,284
Maxim Integrated Products, Inc. (Semiconductors)	2,226	82,696
Maxtor Corp. * (Computers)	1,855	17,734
McAfee, Inc. * (Internet)	1,113	27,079
MEMC Electronic Materials, Inc. * (Semiconductors)	1,113	41,092
Mentor Graphics Corp. * (Computers)	742	8,199
Micrel, Inc. * (Semiconductors)	371	5,498
Microchip Technology, Inc. (Semiconductors)	1,484	53,869
Micron Technology, Inc. * (Semiconductors)	4,452	65,533
Micros Systems, Inc. * (Computers)	371	17,092
Microsemi Corp. * (Semiconductors)	371	10,800
Microsoft Corp. (Software)	66,780	1,817,083
Motorola, Inc. (Telecommunications)	18,179	416,480
National Semiconductor Corp. (Semiconductors)	2,597	72,300
NCR Corp. * (Computers)	1,484	62,016
Network Appliance, Inc. * (Computers)	2,597	93,570
Novell, Inc. * (Software)	2,597	19,945
Novellus Systems, Inc. * (Semiconductors)	1,113	26,712
NVIDIA Corp. * (Semiconductors)	1,113	63,730
OmniVision Technologies, Inc. * (Semiconductors)	371	11,204
Openwave Systems, Inc. * (Internet)	742	16,012
Oracle Corp. * (Software)	29,680	406,319
Palm, Inc. * (Computers)	742	17,185
Parametric Technology Corp. * (Software)	742	12,117
Perot Systems Corp. - Class A * (Computers)	742	11,546

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Pitney Bowes, Inc. (Office/Business Equipment)	1,484	63,708
Plantronics, Inc. (Telecommunications)	371	13,145
PMC-Sierra, Inc. * (Semiconductors)	1,484	18,238
Polycom, Inc. * (Telecommunications)	742	16,087
Progress Software Corp. * (Software)	371	10,792
QLogic Corp. * (Semiconductors)	1,113	21,537
Qualcomm, Inc. (Telecommunications)	11,872	600,841
Quest Software, Inc. * (Software)	371	6,196
Rambus, Inc. * (Semiconductors)	742	29,190
RealNetworks, Inc. * (Internet)	742	6,122
Red Hat, Inc. * (Software)	1,113	31,142
Reynolds & Reynolds Co. (Computers)	371	10,536
RF Micro Devices, Inc. * (Telecommunications)	1,484	12,837
RSA Security, Inc. * (Internet)	371	6,656
Salesforce.com, Inc. * (Software)	742	26,957
SanDisk Corp. * (Computers)	1,484	85,360
SBA Communications Corp. * (Telecommunications)	742	17,370
Seagate Technology, Inc * (Computers)	126	0
Seagate Technology, Inc. (Computers)	2,968	78,147
Semtech Corp. * (Semiconductors)	371	6,637
Silicon Laboratories, Inc. * (Semiconductors)	371	20,386
Sirf Technology Holdings, Inc. * (Semiconductors)	371	13,137
Skyworks Solutions, Inc. * (Semiconductors)	1,113	7,557
Sonus Networks, Inc. * (Telecommunications)	1,855	10,165
SRA International, Inc. - Class A * (Computers)	371	13,998
Sun Microsystems, Inc. * (Computers)	24,857	127,516
Sybase, Inc. * (Software)	742	15,671
Sycamore Networks, Inc. * (Telecommunications)	1,484	6,975
Symantec Corp. * (Internet)	7,420	124,879
Synopsys, Inc. * (Computers)	1,113	24,876
Tech Data Corp. * (Distribution/Wholesale)	371	13,694
Tekelec * (Telecommunications)	371	5,131
Tellabs, Inc. * (Telecommunications)	2,968	47,191
Teradyne, Inc. * (Semiconductors)	1,484	23,017
Tessera Technologies, Inc. * (Semiconductors)	371	11,902
Texas Instruments, Inc. (Semiconductors)	11,872	385,485
Tibco Software, Inc. * (Internet)	1,484	12,406
Transaction Systems Architect, Inc. * (Software)	371	11,579
Unisys Corp. * (Computers)	2,597	17,893
United Stationers, Inc. * (Distribution/Wholesale)	371	19,700
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	371	10,418
VeriSign, Inc. * (Internet)	1,855	44,501
Western Digital Corp. * (Computers)	1,484	28,834
Wind River Systems, Inc. * (Software)	742	9,238
Xerox Corp. * (Office/Business Equipment)	7,049	107,144

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Xilinx, Inc. (Semiconductors)	2,597	66,120
Yahoo!, Inc. * (Internet)	9,646	311,180
Zebra Technologies Corp. * (Machinery-Diversified)	371	16,591
Zoran Corp. * (Semiconductors)	371	8,117

TOTAL COMMON STOCKS (Cost $12,321,551)		14,571,596

	Principal Amount
Repurchase Agreements (23.6%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $4,616,711 (Collateralized by $4,832,000 of various Federal Farm Credit Bank Securities, 2.625% - 4.125%, 9/17/07 - 7/17/09, market value $4,708,333)	$4,615,000	4,615,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,615,000)		4,615,000

TOTAL INVESTMENT SECURITIES (Cost $16,936,551) - 98.2% of net assets		$19,186,596

Percentages indicated are based on net assets of $19,544,452.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Sector Index expiring 4/24/06 (Underlying notional amount at value $14,592,886)	27,081	$185,148

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31,2006:

Computers	19.6%
Distribution/Wholesale	0.3%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	NM
Internet	6.5%
Machinery-Diversified	0.1%
Office/Business Equipment	0.9%
Retail	NM
Semiconductors	16.0%
Software	15.2%
Telecommunications	15.7%
Other***	23.6%

***	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Telecommunications UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.6%)
Alltel Corp. (Telecommunications)	23,290	$1,508,028
AT&T, Inc. (Telecommunications)	235,640	6,371,705
BellSouth Corp. (Telecommunications)	109,600	3,797,640
CenturyTel, Inc. (Telecommunications)	7,535	294,769
Cincinnati Bell, Inc. * (Telecommunications)	14,385	65,020
Citizens Communications Co. (Telecommunications)	19,865	263,609
IDT Corp. * (Telecommunications)	685	7,501
IDT Corp. - Class B * (Telecommunications)	2,740	30,332
Leap Wireless International, Inc. * (Telecommunications)	2,055	89,577
Leucadia National Corp. (Holding Companies - Diversified)	4,795	286,070
Level 3 Communications, Inc. * (Telecommunications)	41,785	216,446
Nextel Partners, Inc. - Class A * (Telecommunications)	8,905	252,190
NII Holdings, Inc. - Class B * (Telecommunications)	8,220	484,733
NTL, Inc. * (Telecommunications)	15,755	458,628
Qwest Communications International, Inc. * (Telecommunications)	91,105	619,514
Sprint Corp. (Telecommunications)	168,510	4,354,298
Telephone & Data Systems, Inc. (Telecommunications)	2,740	108,066
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	2,740	103,435
Verizon Communications, Inc. (Telecommunications)	175,360	5,972,762

TOTAL COMMON STOCKS (Cost $24,068,418)		25,284,323

	Principal Amount
Repurchase Agreements (25.3%)
UBS**, 4.45%, 4/3/06 , dated 3/31/06, with a maturity value of $8,458,135 (Collateralized by $8,713,000 of various U.S. Government Agency Obligations, 4.125% - 4.834%, 4/12/06 - 7/17/09, market value $8,628,774)	$8,455,000	8,455,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,455,000)		8,455,000

See accompanying notes to the Schedules of Portfolio Investments.

TOTAL INVESTMENT SECURITIES (Cost $32,523,418) - 100.9% of net assets	$33,739,323

Percentages indicated are based on net assets of $33,433,703.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 4/24/06 (Underlying notional amount at value $25,199,802)	174,044	$(3,179)

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Holding Companies-Diversified	0.9%
Telecommunications	74.7%
Other***	25.3%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Utilities UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.1%)
AGL Resources, Inc. (Gas)	3,488	$125,742
Allegheny Energy, Inc. * (Electric)	7,848	265,655
ALLETE, Inc. (Electric)	1,308	60,953
Alliant Energy Corp. (Electric)	5,668	178,372
Ameren Corp. (Electric)	9,810	488,734
American Electric Power, Inc. (Electric)	18,748	637,807
Aqua America, Inc. (Water)	6,104	169,813
Aquila, Inc. * (Electric)	17,876	71,325
Atmos Energy Corp. (Gas)	3,924	103,319
Avista Corp. (Electric)	2,398	49,519
Black Hills Corp. (Electric)	1,526	51,884
CenterPoint Energy, Inc. (Electric)	13,080	156,044
Cinergy Corp. (Electric)	8,720	395,975
CLECO Corp. (Electric)	2,398	53,547
CMS Energy Corp. * (Electric)	10,464	135,509
Consolidated Edison, Inc. (Electric)	11,772	512,082
Constellation Energy Group, Inc. (Electric)	8,502	465,144
Dominion Resources, Inc. (Electric)	16,568	1,143,689
DPL, Inc. (Electric)	6,104	164,808
DTE Energy Co. (Electric)	8,502	340,845
Duke Energy Corp. (Electric)	41,856	1,220,102
Duquesne Light Holdings, Inc. (Electric)	3,706	61,149
Edison International (Electric)	14,388	592,498
El Paso Electric Co. * (Electric)	2,180	41,507
Energen Corp. (Gas)	3,052	106,820
Energy East Corp. (Electric)	6,976	169,517
Entergy Corp. (Electric)	10,028	691,330
Equitable Resources, Inc. (Pipelines)	5,450	198,980
Exelon Corp. (Electric)	32,046	1,695,234
FirstEnergy Corp. (Electric)	15,696	767,534
FPL Group, Inc. (Electric)	17,440	700,042
Great Plains Energy, Inc. (Electric)	3,488	98,187
Hawaiian Electric Industries, Inc. (Electric)	3,924	106,458
IDACORP, Inc. (Electric)	1,962	63,804
KeySpan Corp. (Gas)	8,284	338,567
National Fuel Gas Co. (Pipelines)	3,924	128,393
New Jersey Resources Corp. (Gas)	1,308	59,187
NICOR, Inc. (Gas)	2,180	86,241
NiSource, Inc. (Electric)	12,862	260,070
Northeast Utilities System (Electric)	7,194	140,499
Northwest Natural Gas Co. (Gas)	1,308	46,421
NRG Energy, Inc. * (Electric)	4,578	207,017
NSTAR (Electric)	5,014	143,451
ONEOK, Inc. (Gas)	4,360	140,610
Peoples Energy Corp. (Gas)	1,744	62,156
Pepco Holdings, Inc. (Electric)	8,938	203,697
PG&E Corp. (Electric)	16,568	644,495
Piedmont Natural Gas Co., Inc. (Gas)	3,488	83,677
Pinnacle West Capital Corp. (Electric)	4,578	179,000
PNM Resources, Inc. (Electric)	3,052	74,469
PPL Corp. (Electric)	18,094	531,964

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Progress Energy, Inc. (Electric)	11,990	527,320
Public Service Enterprise Group, Inc. (Electric)	11,990	767,840
Puget Energy, Inc. (Electric)	5,450	115,431
Questar Corp. (Pipelines)	4,142	290,147
Reliant Resources, Inc. * (Electric)	14,388	152,225
SCANA Corp. (Electric)	4,796	188,195
Sempra Energy (Gas)	10,900	506,414
Sierra Pacific Resources * (Electric)	8,720	120,423
Southern Co. (Electric)	35,534	1,164,449
Southern Union Co. (Gas)	5,014	124,498
TECO Energy, Inc. (Electric)	9,592	154,623
The AES Corp. * (Electric)	31,392	535,548
TXU Corp. (Electric)	21,800	975,768
UGI Corp. (Gas)	5,014	105,645
Unisource Energy Corp. (Electric)	1,526	46,543
Vectren Corp. (Gas)	3,706	97,764
Westar Energy, Inc. (Electric)	4,142	86,195
WGL Holdings, Inc. (Gas)	2,398	72,947
Wisconsin Energy Corp. (Electric)	5,668	226,663
WPS Resources Corp. (Electric)	1,962	96,570
Xcel Energy, Inc. (Electric)	19,184	348,190

TOTAL COMMON STOCKS (Cost $17,981,021)		22,117,240

	Principal Amount
Repurchase Agreements (27.4%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $8,090,999 (Collateralized by $8,427,000 Federal Farm Credit Bank, 1.875%, 1/16/07, market value $8,250,568)	$8,088,000	8,088,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,088,000)		8,088,000

TOTAL INVESTMENT SECURITIES (Cost $26,069,021) - 102.5% of net assets		$30,205,240

Percentages indicated are based on net assets of $29,476,120.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Sector Index expiring 4/24/06 (Underlying notional amount at value $22,116,753)	218	$(412,272)

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Electric	65.4%
Gas	7.0%
Pipelines	2.1%
Water	0.6%
Other ***	27.4%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Short Oil & Gas ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (117.2%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $6,729,495 (Collateralized by $7,012,000 of various Federal Farm Credit Bank Securities, 1.875% - 4.125%, 1/16/07 - 7/17/09, market value $6,863,002)	$6,727,000	$6,727,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,727,000)		6,727,000

TOTAL INVESTMENT SECURITIES (Cost $6,727,000) - 117.2% of net assets		$6,727,000

Percentages indicated are based on net assets of $5,738,849.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 4/27/06 (Underlying notional amount at value $5,801,517)	(12,670)	$(742,020)

See accompanying notes to the Schedules of Portfolio Investments.

Short Precious Metals ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (57.7%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $8,708,228 (Collateralized by $8,959,000 of various U.S. Government Agency Obligations, 4.125% - 4.834%, 4/12/06-7/17/09, market value $8,881,238)	$8,705,000	$8,705,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,705,000)		8,705,000

TOTAL INVESTMENT SECURITIES (Cost $8,705,000) - 57.7% of net assets		$8,705,000

Percentages indicated are based on net assets of $15,091,428.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 4/27/06 (Underlying notional amount at value $15,201,686)	(53,093)	$(953,395)

See accompanying notes to the Schedules of Portfolio Investments.

Short Real Estate ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (99.8%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $49,880,491 (Collateralized by $52,070,000 Federal National Mortgage Association, 4.895%, 9/18/06, market value $50,859,259)	$49,862,000	$49,862,000

TOTAL REPURCHASE AGREEMENTS (Cost $49,862,000)		49,862,000

TOTAL INVESTMENT SECURITIES (Cost $49,862,000) - 99.8% of net assets		$49,862,000

Percentages indicated are based on net assets of $49,944,698.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 4/27/06 (Underlying notional amount at value $49,989,037)	(172,871)	$(440,906)

See accompanying notes to the Schedules of Portfolio Investments.

U.S. Government Plus ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (90.1%)
U.S. Treasury Bonds, 4.50%, 2/15/31	$36,600,000	$34,335,375

TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,832,035)		34,335,375

Repurchase Agreements (7.2%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $2,745,018 (Collateralized by $2,897,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $2,800,598)	2,744,000	2,744,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,744,000)		2,744,000

TOTAL INVESTMENT SECURITIES (Cost $37,576,035) - 97.3% of net assets		$37,079,375

Percentages indicated are based on net assets of $38,111,009.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 3/31/06 (Underlying notional amount at value $13,227,563)	14,100,000	$(137,492)

See accompanying notes to the Schedules of Portfolio Investments.

Rising Rates Opportunity 10 ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (99.2%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $17,452,470 (Collateralized by $17,239,000 of various U.S. Government Agency Obligations, 2.625% - 6.00%, 9/17/07 - 5/15/08, market value $17,796,759)	$17,446,000	$17,446,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,446,000)		17,446,000

Options Purchased (NM)

	Contracts
10-Year U.S. Treasury Note Call Option expiring June 2006 @ $121	50	222

TOTAL OPTIONS PURCHASED (Cost $856)		222

TOTAL INVESTMENT SECURITIES (Cost $17,446,856) - 99.2% of net assets		$17,446,222

Percentages indicated are based on net assets of $17,587,264.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures Contract expiring June 2006
(Underlying face amount at value $957,375)	9	$4,612

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 10-Year U.S. Treasury Note expiring 3/31/06 (Underlying notional amount at value $16,824,250)	(17,300,000)	$90,897

See accompanying notes to the Schedules of Portfolio Investments.

Rising Rates Opportunity ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (94.0%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $400,904,614 (Collateralized by $413,297,000 Federal National Mortgage Association, 4.815% - 4.895%, 6/7/06 - 9/18/06, market value $408,772,134)	$400,756,000	$400,756,000

TOTAL REPURCHASE AGREEMENTS (Cost $400,756,000)		400,756,000

U.S. Government Agency Obligations (3.4%)
Federal Farm Credit Bank*, 4.25%, 4/3/06	2,766,000	2,765,347
Federal Home Loan Bank*, 4.25%, 4/3/06	3,916,000	3,915,075
Federal Home Loan Mortgage Corp.*, 4.25%, 4/3/06	3,916,000	3,915,075
Federal National Mortgage Association*, 4.25%, 4/3/06	3,916,000	3,915,076

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,510,573)		14,510,573

Options Purchased (NM)

	Contracts
30-year U.S. Treasury Bond Call Option expiring June 2006 @ $131	900	3,998

TOTAL OPTIONS PURCHASED (Cost $15,413)		3,998

TOTAL INVESTMENT SECURITIES (Cost $415,281,986) - 97.4% of net assets		$415,270,571

Percentages indicated are based on net assets of $426,157,533.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring June 2006
(Underlying face amount at value $36,666,000)	336	$316,715

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 3/31/06 (Underlying notional amount at value $510,715,250)	(544,400,000)	$8,317,929

See accompanying notes to the Schedules of Portfolio Investments.

Rising U.S. Dollar ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (103.5%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $20,154,471 (Collateralized by $20,554,000 of various U.S. Government Agency Obligations, 4.50% - 4.834%, 4/12/06 - 1/5/18, market value $20,552,065)	$20,147,000	$20,147,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,147,000)		20,147,000

TOTAL INVESTMENT SECURITIES (Cost $20,147,000) - 103.5% of net assets		$20,147,000

Percentages indicated are based on net assets of $19,471,913.

*	All or a portion of this security is held in a segregated account for the benefit of foreign currency contract counterparties in the event of default.

At March 31, 2006 the Rising U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	4/28/06	1,603,182	$2,783,720	$2,785,766	(2,046)
Canadian Dollar vs. U.S. Dollar	4/28/06	3,475,840	2,967,031	2,979,340	(12,309)
Euro vs. U.S. Dollar	4/28/06	12,257,232	14,772,902	14,877,102	(104,200)
Japanese Yen vs. U.S. Dollar	4/28/06	343,720,438	2,929,167	2,933,092	(3,925)
Swedish Krona vs. U.S. Dollar	4/28/06	8,188,835	1,046,983	1,054,131	(7,148)
Swiss Franc vs. U.S. Dollar	4/28/06	1,165,004	892,611	896,437	(3,826)

Total Short Contracts			$25,392,414	$25,525,868	$(133,454)

Long
British Sterling Pound vs. U.S. Dollar	4/28/06	429,105	$749,700	$745,633	(4,067)
Canadian Dollar vs. U.S. Dollar	4/28/06	664,781	573,300	569,821	(3,479)
Euro vs. U.S. Dollar	4/28/06	2,978,301	3,628,800	3,614,885	(13,915)
Japanese Yen vs. U.S. Dollar	4/28/06	100,184,745	856,800	854,913	(1,887)
Swedish Krona vs. U.S. Dollar	4/28/06	2,042,170	264,600	262,884	(1,716)
Swiss Franc vs. U.S. Dollar	4/28/06	293,425	226,800	225,782	(1,018)

Total Short Contracts			$6,300,000	$6,273,918	$(26,082)

See accompanying notes to the Schedules of Portfolio Investments.

Falling U.S. Dollar ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (100.0%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $51,474,081 (Collateralized by $53,464,000 of various U.S. Government Agency Obligations, 2.375% - 4.895%, 4/12/06 - 2/15/07, market value $52,488,712)	$51,455,000	$51,455,000

TOTAL REPURCHASE AGREEMENTS (Cost $51,455,000)		51,455,000

TOTAL INVESTMENT SECURITIES (Cost $51,455,000) - 100.0% of net assets		$51,455,000

Percentages indicated are based on net assets of $51,473,958.

*	All or a portion of this security is held in a segregated account for the benefit of foreign currency contract counterparties in the event of default.

At March 31, 2006 the Falling U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	4/28/06	34,287	$59,500	$59,579	(79)
Canadian Dollar vs. U.S. Dollar	4/28/06	53,287	45,500	$45,676	(176)
Euro vs. U.S. Dollar	4/28/06	239,040	288,000	290,132	(2,132)
Japanese Yen vs. U.S. Dollar	4/28/06	7,981,500	68,000	68,109	(109)
Swedish Krona vs. U.S. Dollar	4/28/06	164,285	21,000	21,148	(148)
Swiss Franc vs. U.S. Dollar	4/28/06	23,509	18,000	18,090	(90)

Total Short Contracts			$500,000	$502,734	$(2,734)

Long
British Sterling Pound vs. U.S. Dollar	4/28/06	3,503,167	$6,084,065	$6,087,270	3,205
Canadian Dollar vs. U.S. Dollar	4/28/06	5,683,919	4,853,470	4,872,060	18,590
Euro vs. U.S. Dollar	4/28/06	24,499,159	29,537,645	29,735,628	197,983
Japanese Yen vs. U.S. Dollar	4/28/06	810,600,834	6,908,728	6,917,154	8,426
Swedish Krona vs. U.S. Dollar	4/28/06	16,565,675	2,118,929	2,132,463	13,534
Swiss Franc vs. U.S. Dollar	4/28/06	2,372,043	1,817,961	1,825,218	7,257

Total Long Contracts			$51,320,798	$51,569,793	$248,995

See accompanying notes to the Schedules of Portfolio Investments.

Money Market ProFund

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

Value
Mutual Funds (100.3%)
Cash Management Portfolio	$663,856,800

TOTAL MUTUAL FUNDS (Contribution $663,856,800)	663,856,800

TOTAL INVESTMENTS (Contribution $663,856,800) - 100.3% of net assets	$663,856,800

Percentages indicated are based on net assets of $661,863,505.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Bull

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (98.1%)
3M Co. (Miscellaneous Manufacturing)	13,736	$1,039,679

Abbott Laboratories (Pharmaceuticals)	28,482	1,209,631
ACE, Ltd. (Insurance)	5,858	304,675
ADC Telecommunications, Inc. * (Telecommunications)	2,121	54,276
Adobe Systems, Inc. (Software)	11,413	398,542
Advanced Micro Devices, Inc. * (Semiconductors)	9,090	301,424
Aetna, Inc. (Healthcare - Services)	10,403	511,203
Affiliated Computer Services, Inc. - Class A * (Computers)	2,323	138,590
AFLAC, Inc. (Insurance)	9,090	410,232
Agilent Technologies, Inc. * (Electronics)	7,878	295,818
Air Products & Chemicals, Inc. (Chemicals)	4,040	271,448
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	1,414	62,541
Albertson’s, Inc. (Food)	6,767	173,709
Alcoa, Inc. (Mining)	15,857	484,590
Allegheny Energy, Inc. * (Electric)	3,030	102,566
Allegheny Technologies, Inc. (Iron/Steel)	1,616	98,867
Allergan, Inc. (Pharmaceuticals)	2,727	295,880
Allied Waste Industries, Inc. * (Environmental Control)	3,939	48,213
Allstate Corp. (Insurance)	11,918	621,047
Alltel Corp. (Telecommunications)	7,171	464,322
Altera Corp. * (Semiconductors)	6,767	139,671
Altria Group, Inc. (Agriculture)	38,380	2,719,607
Amazon.com, Inc. * (Internet)	5,656	206,501
Ambac Financial Group, Inc. (Insurance)	1,919	152,752
Amerada Hess Corp. (Oil & Gas)	1,414	201,354
Ameren Corp. (Electric)	3,737	186,177
American Electric Power, Inc. (Electric)	7,171	243,957

American Express Co. (Diversified Financial Services)	22,725	1,194,199
American International Group, Inc. (Insurance)	47,369	3,130,616
American Power Conversion Corp. (Electrical Components & Equipment)	3,030	70,023
American Standard Cos. (Building Materials)	3,232	138,524
Ameriprise Financial, Inc. (Diversified Financial Services)	4,545	204,798
AmerisourceBergen Corp. (Pharmaceuticals)	3,838	185,260
Amgen, Inc. * (Biotechnology)	21,816	1,587,113
AmSouth Bancorp (Banks)	6,363	172,119
Anadarko Petroleum Corp. (Oil & Gas)	4,242	428,484

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Analog Devices, Inc. (Semiconductors)	6,868	262,976

Andrew Corp. * (Telecommunications)	2,929	35,968

Anheuser-Busch Cos., Inc. (Beverages)	14,342	613,407

AON Corp. (Insurance)	5,959	247,358
Apache Corp. (Oil & Gas)	5,959	390,374
Apartment Investment and Management Co. - Class A (REIT)	1,717	80,527
Apollo Group, Inc. - Class A * (Commercial Services)	2,626	137,891
Apple Computer, Inc. * (Computers)	16,160	1,013,555
Applera Corp. - Applied Biosystems Group (Electronics)	3,434	93,199
Applied Materials, Inc. (Semiconductors)	30,704	537,627
Applied Micro Circuits Corp. * (Semiconductors)	5,656	23,020
Archer-Daniels-Midland Co. (Agriculture)	11,817	397,642
Archstone-Smith Trust (REIT)	3,838	187,179
Ashland, Inc. (Chemicals)	1,313	93,328
AT&T, Inc. (Telecommunications)	71,912	1,944,500
Autodesk, Inc. (Software)	4,343	167,292
Automatic Data Processing, Inc. (Software)	10,706	489,050
AutoNation, Inc. * (Retail)	3,333	71,826
AutoZone, Inc. * (Retail)	1,010	100,687
Avaya, Inc. * (Telecommunications)	7,777	87,880
Avery Dennison Corp. (Household Products/Wares)	2,020	118,130
Avon Products, Inc. (Cosmetics/Personal Care)	8,282	258,150
Baker Hughes, Inc. (Oil & Gas Services)	6,262	428,321
Ball Corp. (Packaging & Containers)	1,919	84,110
Bank of America Corp. (Banks)	84,840	3,863,613
Bank of New York Co., Inc. (Banks)	14,241	513,246
Bard (C.R.), Inc. (Healthcare - Products)	1,919	130,127
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	2,020	127,220
Bausch & Lomb, Inc. (Healthcare - Products)	1,010	64,337
Baxter International, Inc. (Healthcare - Products)	11,918	462,538
BB&T Corp. (Banks)	9,898	388,002
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,222	308,191
Becton, Dickinson & Co. (Healthcare - Products)	4,545	279,881
Bed Bath & Beyond, Inc. * (Retail)	5,151	197,798
BellSouth Corp. (Telecommunications)	33,128	1,147,885
Bemis Co., Inc. (Packaging & Containers)	1,818	57,412
Best Buy Co., Inc. (Retail)	7,272	406,723
Big Lots, Inc. * (Retail)	2,020	28,199
Biogen Idec, Inc. * (Biotechnology)	6,363	299,697

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Biomet, Inc. (Healthcare - Products)	4,545	161,438
BJ Services Co. (Oil & Gas Services)	5,858	202,687
Black & Decker Corp. (Hand/Machine Tools)	1,414	122,862
BMC Software, Inc. * (Software)	3,939	85,319
Boeing Co. (Aerospace/Defense)	14,645	1,141,286
Boston Properties, Inc. (REIT)	1,515	141,274
Boston Scientific Corp. * (Healthcare - Products)	11,009	253,757
Bristol-Myers Squibb Co. (Pharmaceuticals)	35,956	884,877
Broadcom Corp. - Class A * (Semiconductors)	8,383	361,810
Brown-Forman Corp. (Beverages)	1,515	116,610
Brunswick Corp. (Leisure Time)	1,717	66,723
Burlington Northern Santa Fe Corp. (Transportation)	6,868	572,310
Burlington Resources, Inc. (Oil & Gas)	6,868	631,238

CA, Inc. (Software)	8,282	225,353
Campbell Soup Co. (Food)	3,333	107,989
Capital One Financial Corp. (Diversified Financial Services)	5,454	439,156
Cardinal Health, Inc. (Pharmaceuticals)	7,676	572,016

Caremark Rx, Inc. * (Pharmaceuticals)	8,282	407,309
Carnival Corp. (Leisure Time)	8,181	387,533
Caterpillar, Inc. (Machinery - Construction & Mining)	12,221	877,590
CBS Corp. - Class B (Media)	14,241	341,499
Cendant Corp. (Commercial Services)	18,483	320,680
CenterPoint Energy, Inc. (Electric)	5,757	68,681
Centex Corp. (Home Builders)	2,222	137,742
CenturyTel, Inc. (Telecommunications)	2,424	94,827
Chesapeake Energy Corp. (Oil & Gas)	6,767	212,551
ChevronTexaco Corp. (Oil & Gas)	40,097	2,324,423
Chiron Corp. * (Biotechnology)	2,020	92,536
Chubb Corp. (Insurance)	3,636	347,020
CIENA Corp. * (Telecommunications)	11,211	58,409
CIGNA Corp. (Insurance)	2,222	290,238
Cincinnati Financial Corp. (Insurance)	3,131	131,721
Cinergy Corp. (Electric)	3,636	165,111
Cintas Corp. (Textiles)	2,525	107,616
Circuit City Stores, Inc. (Retail)	2,727	66,757
Cisco Systems, Inc. * (Telecommunications)	114,231	2,475,387
CIT Group, Inc. (Diversified Financial Services)	3,636	194,599
Citigroup, Inc. (Diversified Financial Services)	91,203	4,308,429
Citizens Communications Co. (Telecommunications)	6,060	80,416
Citrix Systems, Inc. * (Software)	3,232	122,493
Clear Channel Communications, Inc. (Media)	9,595	278,351
Clorox Co. (Household Products/Wares)	2,727	163,211
CMS Energy Corp. * (Electric)	4,040	52,318
Coach, Inc. * (Apparel)	7,171	247,973
Coca-Cola Co. (Beverages)	37,976	1,590,055

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Coca-Cola Enterprises, Inc. (Beverages)	5,454	110,934

Colgate-Palmolive Co. (Cosmetics/Personal Care)	9,494	542,107
Comcast Corp. - Special Class A * (Media)	39,188	1,025,158
Comerica, Inc. (Banks)	2,929	169,794
Compass Bancshares, Inc. (Banks)	2,222	112,455
Computer Sciences Corp. * (Computers)	3,535	196,369
Compuware Corp. * (Software)	7,171	56,149
Comverse Technology, Inc. * (Telecommunications)	3,838	90,308
ConAgra Foods, Inc. (Food)	9,999	214,579
ConocoPhillips (Oil & Gas)	25,048	1,581,781
Consolidated Edison, Inc. (Electric)	4,444	193,314
Constellation Brands, Inc. * (Beverages)	3,636	91,082
Constellation Energy Group, Inc. (Electric)	3,232	176,823
Convergys Corp. * (Commercial Services)	2,626	47,819
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,717	149,207
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,111	15,932
Corning, Inc. * (Telecommunications)	27,876	750,143
Costco Wholesale Corp. (Retail)	8,686	470,434
Countrywide Credit Industries, Inc. (Diversified Financial Services)	11,110	407,737
Coventry Health Care, Inc. * (Healthcare - Services)	3,030	163,559
CSX Corp. (Transportation)	4,040	241,592
Cummins, Inc. (Machinery-Diversified)	808	84,921

CVS Corp. (Retail)	15,049	449,514
D.R. Horton, Inc. (Home Builders)	4,949	164,405
Danaher Corp. (Miscellaneous Manufacturing)	4,242	269,579
Darden Restaurants, Inc. (Retail)	2,424	99,457
Dean Foods Co. * (Food)	2,424	94,124
Deere & Co. (Machinery-Diversified)	4,343	343,314
Dell, Inc. * (Computers)	43,531	1,295,483
Devon Energy Corp. (Oil & Gas)	7,979	488,075
Dillards, Inc. - Class A (Retail)	1,111	28,930
Dollar General Corp. (Retail)	5,858	103,511
Dominion Resources, Inc. (Electric)	6,262	432,266
Dover Corp. (Miscellaneous Manufacturing)	3,737	181,469
Dow Jones & Co., Inc. (Media)	1,111	43,662
DTE Energy Co. (Electric)	3,333	133,620
Du Pont (Chemicals)	17,069	720,482
Duke Energy Corp. (Electric)	16,968	494,616
Dynegy, Inc. - Class A * (Pipelines)	5,656	27,149
E*TRADE Financial Corp. * (Diversified Financial Services)	7,575	204,374
Eastman Chemical Co. (Chemicals)	1,515	77,538
Eastman Kodak Co. (Miscellaneous Manufacturing)	5,252	149,367
Eaton Corp. (Miscellaneous Manufacturing)	2,727	198,989

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
eBay, Inc. * (Internet)	21,614	844,242
Ecolab, Inc. (Chemicals)	3,333	127,321
Edison International (Electric)	5,959	245,392
El Paso Corp. (Pipelines)	12,019	144,829
Electronic Arts, Inc. * (Software)	5,757	315,023
Electronic Data Systems Corp. (Computers)	9,393	252,014
Eli Lilly & Co. (Pharmaceuticals)	20,705	1,144,987
EMC Corp. * (Computers)	44,238	602,964
Emerson Electric Co. (Electrical Components & Equipment)	7,575	633,498
Engelhard Corp. (Chemicals)	2,222	88,013
Entergy Corp. (Electric)	3,838	264,592
EOG Resources, Inc. (Oil & Gas)	4,343	312,696
Equifax, Inc. (Commercial Services)	2,424	90,270
Equity Office Properties Trust (REIT)	7,373	247,585
Equity Residential Properties Trust (REIT)	5,353	250,467
Exelon Corp. (Electric)	12,221	646,490
Express Scripts, Inc * (Pharmaceuticals)	2,626	230,825
Exxon Mobil Corp. (Oil & Gas)	111,201	6,767,692
Family Dollar Stores, Inc. (Retail)	2,828	75,225
Fannie Mae (Diversified Financial Services)	17,776	913,686
Federated Department Stores, Inc. (Retail)	5,050	368,650
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,515	59,161
FedEx Corp. (Transportation)	5,656	638,789
Fifth Third Bancorp (Banks)	10,201	401,511
First Data Corp. (Software)	14,241	666,764
First Horizon National Corp. (Banks)	2,222	92,546
FirstEnergy Corp. (Electric)	5,959	291,395
Fiserv, Inc. * (Software)	3,333	141,819
Fisher Scientific International, Inc. * (Electronics)	2,323	158,080
Fluor Corp. (Engineering & Construction)	1,616	138,653
Ford Motor Co. (Auto Manufacturers)	33,936	270,131
Forest Laboratories, Inc. * (Pharmaceuticals)	5,959	265,950
Fortune Brands, Inc. (Household Products/Wares)	2,626	211,734
FPL Group, Inc. (Electric)	7,373	295,952
Franklin Resources, Inc. (Diversified Financial Services)	2,828	266,511
Freddie Mac (Diversified Financial Services)	12,726	776,286
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,434	205,250
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	7,777	215,967
Gannett Co., Inc. (Media)	4,444	266,284
Gateway, Inc. * (Computers)	4,848	10,617
General Dynamics Corp. (Aerospace/Defense)	7,272	465,263
General Electric Co. (Miscellaneous Manufacturing)	192,001	6,677,796
General Mills, Inc. (Food)	6,565	332,713
See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
General Motors Corp. (Auto Manufacturers)	10,100	214,827
Genuine Parts Co. (Distribution/Wholesale)	3,131	137,232
Genworth Financial, Inc. - Class A (Diversified Financial Services)	6,868	229,597
Genzyme Corp. * (Biotechnology)	4,848	325,883
Gilead Sciences, Inc. * (Pharmaceuticals)	8,585	534,159
Golden West Financial Corp. (Savings & Loans)	4,646	315,463
Goodrich Corp. (Aerospace/Defense)	2,222	96,901
Google, Inc. - Class A * (Internet)	3,535	1,378,649
Guidant Corp. (Healthcare - Products)	6,262	488,812
H & R Block, Inc. (Commercial Services)	5,858	126,826
Halliburton Co. (Oil & Gas Services)	9,292	678,502
Harley-Davidson, Inc. (Leisure Time)	5,050	261,994
Harman International Industries, Inc. (Home Furnishings)	1,212	134,690
Harrah’s Entertainment, Inc. (Lodging)	3,434	267,716
Hartford Financial Services Group, Inc. (Insurance)	5,555	447,455
Hasbro, Inc. (Toys/Games/Hobbies)	3,333	70,326
HCA, Inc. (Healthcare - Services)	7,575	346,859
Health Management Associates, Inc. - Class A (Healthcare - Services)	4,444	95,857
Heinz (H.J.) Co. (Food)	6,161	233,625
Hercules, Inc. * (Chemicals)	2,020	27,876
Hewlett-Packard Co. (Computers)	52,116	1,714,616
Hilton Hotels Corp. (Lodging)	5,959	151,716
Home Depot, Inc. (Retail)	38,683	1,636,291
Honeywell International, Inc. (Miscellaneous Manufacturing)	15,352	656,605
Hospira, Inc. * (Pharmaceuticals)	3,030	119,564
Humana, Inc. * (Healthcare - Services)	2,929	154,212
Huntington Bancshares, Inc. (Banks)	4,545	109,671
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,737	359,910
IMS Health, Inc. (Software)	3,636	93,700
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	5,959	249,027
Intel Corp. (Semiconductors)	109,585	2,120,469
International Business Machines Corp. (Computers)	28,987	2,390,559
International Flavors & Fragrances, Inc. (Chemicals)	1,414	48,528
International Game Technology (Entertainment)	6,262	220,548
International Paper Co. (Forest Products & Paper)	9,191	317,733
Interpublic Group of Cos., Inc. * (Advertising)	8,113	77,560
Intuit, Inc. * (Software)	3,232	171,910
ITT Industries, Inc. (Miscellaneous Manufacturing)	3,333	187,381
J.C. Penney Co., Inc. (Holding Company) (Retail)	4,242	256,259
J.P. Morgan Chase & Co. (Diversified Financial Services)	63,933	2,662,169

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Jabil Circuit, Inc. * (Electronics)	3,232	138,524
Janus Capital Group, Inc. (Diversified Financial Services)	3,939	91,267
JDS Uniphase Corp. * (Telecommunications)	31,411	130,984
Jefferson-Pilot Corp. (Insurance)	2,525	141,249
Johnson & Johnson (Healthcare - Products)	54,540	3,229,860
Johnson Controls, Inc. (Auto Parts & Equipment)	3,535	268,412
Jones Apparel Group, Inc. (Apparel)	2,020	71,447
KB Home (Home Builders)	1,414	91,882
Kellogg Co. (Food)	4,646	204,610
Kerr-McGee Corp. (Oil & Gas)	2,121	202,513
KeyCorp (Banks)	7,474	275,043
KeySpan Corp. (Gas)	3,232	132,092
Kimberly-Clark Corp. (Household Products/Wares)	8,383	484,537
Kimco Realty Corp. (REIT)	3,434	139,558
Kinder Morgan, Inc. (Pipelines)	1,919	176,529
King Pharmaceuticals, Inc. * (Pharmaceuticals)	4,343	74,917
KLA -Tencor Corp. (Semiconductors)	3,838	185,606
Knight-Ridder, Inc. (Media)	1,212	76,611
Kohls Corp. * (Retail)	6,363	337,303
Kroger Co. * (Food)	13,332	271,440
L-3 Communications Holdings, Inc. (Aerospace/Defense)	2,222	190,625
Laboratory Corp. of America Holdings * (Healthcare - Services)	2,323	135,849
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	3,333	81,225
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,050	729,877
Lennar Corp. - Class A (Home Builders)	2,525	152,460
Lexmark International, Inc. - Class A * (Computers)	2,020	91,668
Limited, Inc. (Retail)	6,363	155,639
Lincoln National Corp. (Insurance)	3,232	176,435
Linear Technology Corp. (Semiconductors)	5,757	201,956
Liz Claiborne, Inc. (Apparel)	1,919	78,641
Lockheed Martin Corp. (Aerospace/Defense)	6,464	485,640
Loews Corp. (Insurance)	2,424	245,309
Louisiana-Pacific Corp. (Forest Products & Paper)	1,919	52,197
Lowe’s Cos., Inc. (Retail)	14,342	924,198
LSI Logic Corp. * (Semiconductors)	7,070	81,729
Lucent Technologies, Inc. * (Telecommunications)	83,628	255,065
M&T Bank Corp. (Banks)	1,414	161,394
Manor Care, Inc. (Healthcare - Services)	1,414	62,711
Marathon Oil Corp. (Oil & Gas)	6,464	492,363
Marriott International, Inc. - Class A (Lodging)	2,929	200,929
Marsh & McLennan Cos., Inc. (Insurance)	10,100	296,536

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Marshall & Ilsley Corp. (Banks)	3,838	167,260
Masco Corp. (Building Materials)	7,575	246,111
Mattel, Inc. (Toys/Games/Hobbies)	7,171	130,011
Maxim Integrated Products, Inc. (Semiconductors)	6,161	228,881
Maytag Corp. (Home Furnishings)	1,515	32,315
MBIA, Inc. (Insurance)	2,424	145,755
McCormick & Co., Inc. (Food)	2,424	82,077
McDonald’s Corp. (Retail)	22,927	787,772
McGraw-Hill Cos., Inc. (Media)	6,767	389,915
McKesson Corp. (Commercial Services)	5,656	294,847
MeadWestvaco Corp. (Forest Products & Paper)	3,333	91,024
Medco Health Solutions, Inc. * (Pharmaceuticals)	5,656	323,636
MedImmune, Inc. * (Biotechnology)	4,646	169,951
Medtronic, Inc. (Healthcare - Products)	22,321	1,132,791

Mellon Financial Corp. (Banks)	7,676	273,266
Merck & Co., Inc. (Pharmaceuticals)	40,097	1,412,617
Meredith Corp. (Media)	707	39,444
Merrill Lynch & Co., Inc. (Diversified Financial Services)	16,800	1,323,168
MetLife, Inc. (Insurance)	13,938	674,181
MGIC Investment Corp. (Insurance)	1,616	107,674
Micron Technology, Inc. * (Semiconductors)	11,716	172,460
Microsoft Corp. (Software)	164,024	4,463,092
Millipore Corp. * (Biotechnology)	909	66,412
Molex, Inc. (Electrical Components & Equipment)	2,525	83,830
Molson Coors Brewing Co. - Class B (Beverages)	1,010	69,306
Monsanto Co. (Agriculture)	4,848	410,868
Monster Worldwide, Inc. * (Internet)	2,323	115,825
Moody’s Corp. (Commercial Services)	4,545	324,786
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	19,695	1,237,240
Motorola, Inc. (Telecommunications)	45,551	1,043,573
Murphy Oil Corp. (Oil & Gas)	3,030	150,955
Mylan Laboratories, Inc. (Pharmaceuticals)	3,838	89,809
Nabors Industries, Ltd. * (Oil & Gas)	2,929	209,658
National City Corp. (Banks)	10,100	352,490
National Semiconductor Corp. (Semiconductors)	6,464	179,958
National-Oilwell Varco, Inc. * (Oil & Gas Services)	3,131	200,760
Navistar International Corp. * (Auto Manufacturers)	1,111	30,641
NCR Corp. * (Computers)	3,333	139,286
Network Appliance, Inc. * (Computers)	6,868	247,454

Newell Rubbermaid, Inc. (Housewares)	5,151	129,754

Newmont Mining Corp. (Mining)	8,282	429,753
News Corp. - Class A (Media)	44,339	736,471
NICOR, Inc. (Gas)	808	31,964
NIKE, Inc. - Class B (Apparel)	3,434	292,234
NiSource, Inc. (Electric)	4,949	100,069

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Noble Corp. (Oil & Gas)	2,525	204,778
Nordstrom, Inc. (Retail)	4,040	158,287
Norfolk Southern Corp. (Transportation)	7,575	409,580
North Fork Bancorp, Inc. (Banks)	8,686	250,417
Northern Trust Corp. (Banks)	3,434	180,285
Northrop Grumman Corp. (Aerospace/Defense)	6,363	434,529
Novell, Inc. * (Software)	7,070	54,298
Novellus Systems, Inc. * (Semiconductors)	2,525	60,600
Nucor Corp. (Iron/Steel)	2,828	296,346
NVIDIA Corp. * (Semiconductors)	3,232	185,064
Occidental Petroleum Corp. (Oil & Gas)	7,878	729,897
Office Depot, Inc. * (Retail)	5,454	203,107
OfficeMax, Inc. (Retail)	1,313	39,613
Omnicom Group, Inc. (Advertising)	3,232	269,064
Oracle Corp. * (Software)	67,973	930,550
PACCAR, Inc. (Auto Manufacturers)	3,131	220,673
Pactiv Corp. * (Packaging & Containers)	2,626	64,442
Pall Corp. (Miscellaneous Manufacturing)	2,222	69,304
Parametric Technology Corp. (Software)	2,020	32,987
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,222	179,115
Patterson Cos., Inc. * (Healthcare - Products)	2,525	88,880
Paychex, Inc. (Commercial Services)	6,161	256,667
Peoples Energy Corp. (Gas)	707	25,197
PepsiCo, Inc. (Beverages)	30,603	1,768,548
PerkinElmer, Inc. (Electronics)	2,424	56,891
Pfizer, Inc. (Pharmaceuticals)	134,835	3,360,088
PG&E Corp. (Electric)	6,363	247,521
Phelps Dodge Corp. (Mining)	3,737	300,941
Pinnacle West Capital Corp. (Electric)	1,818	71,084
Pitney Bowes, Inc. (Office/Business Equipment)	4,242	182,109
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,333	123,088
PMC-Sierra, Inc. * (Semiconductors)	3,434	42,204
PNC Financial Services Group (Banks)	5,454	367,109

PPG Industries, Inc. (Chemicals)	3,030	191,951
PPL Corp. (Electric)	6,969	204,889
Praxair, Inc. (Chemicals)	5,858	323,069
Principal Financial Group, Inc. (Insurance)	5,151	251,369
Procter & Gamble Co. (Cosmetics/Personal Care)	61,004	3,515,051
Progress Energy, Inc. (Electric)	4,545	199,889
Progressive Corp. (Insurance)	3,535	368,559
Prologis (REIT)	4,444	237,754
Prudential Financial, Inc. (Insurance)	9,191	696,770
Public Service Enterprise Group, Inc. (Electric)	4,545	291,062
Public Storage, Inc. (REIT)	1,515	123,063
Pulte Homes, Inc. (Home Builders)	3,838	147,456
QLogic Corp. * (Semiconductors)	3,030	58,631
Qualcomm, Inc. (Telecommunications)	30,401	1,538,595

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Quest Diagnostics, Inc. (Healthcare - Services)	3,030	155,439
Qwest Communications International, Inc. * (Telecommunications)	27,674	188,183
R.R. Donnelley & Sons Co. (Commercial Services)	3,939	128,884
RadioShack Corp. (Retail)	2,424	46,614
Raytheon Co. (Aerospace/Defense)	8,181	375,017
Regions Financial Corp. (Banks)	8,383	294,830
Reynolds American, Inc. (Agriculture)	1,616	170,488
Robert Half International, Inc. (Commercial Services)	3,131	120,888
Rockwell Collins, Inc. (Aerospace/Defense)	3,131	176,432
Rockwell International Corp. (Machinery-Diversified)	3,232	232,413
Rohm & Haas Co. (Chemicals)	2,626	128,333
Rowan Cos., Inc. (Oil & Gas)	2,020	88,799
Ryder System, Inc. (Transportation)	1,111	49,751
Sabre Holdings Corp. (Leisure Time)	2,424	57,037
SAFECO Corp. (Insurance)	2,222	111,567
Safeway, Inc. (Food)	8,181	205,507
Sanmina-SCI Corp. * (Electronics)	9,696	39,754
Sara Lee Corp. (Food)	13,938	249,211
Schering-Plough Corp. (Pharmaceuticals)	26,967	512,103
Schlumberger, Ltd. (Oil & Gas Services)	10,605	1,342,274
Schwab (Diversified Financial Services)	18,281	314,616

Sealed Air Corp. * (Packaging & Containers)	1,515	87,673
Sears Holdings Corp. * (Retail)	1,717	227,056
Sempra Energy (Gas)	4,747	220,546
Sherwin-Williams Co. (Chemicals)	2,020	99,869
Sigma-Aldrich Corp. (Chemicals)	1,212	79,737
Simon Property Group, Inc. (REIT)	3,333	280,439
SLM Corp. (Diversified Financial Services)	7,676	398,691
Snap-on, Inc. (Hand/Machine Tools)	1,111	42,351
Solectron Corp. * (Electronics)	17,069	68,276
Southern Co. (Electric)	13,635	446,818
Southwest Airlines Co. (Airlines)	13,029	234,392
Sovereign Bancorp, Inc. (Savings & Loans)	6,565	143,839
Sprint Corp. (Telecommunications)	53,934	1,393,655
St. Jude Medical, Inc. * (Healthcare - Products)	6,767	277,447
St. Paul Cos., Inc. (Insurance)	12,827	536,040
Staples, Inc. (Retail)	13,433	342,810
Starbucks Corp. * (Retail)	14,140	532,230
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,939	266,788
State Street Corp. (Banks)	6,060	366,206
Stryker Corp. (Healthcare - Products)	5,454	241,830
Sun Microsystems, Inc. * (Computers)	64,438	330,567
Sunoco, Inc. (Oil & Gas)	2,424	188,030
SunTrust Banks, Inc. (Banks)	6,767	492,367
SuperValu, Inc. (Food)	2,525	77,821
Symantec Corp. * (Internet)	19,594	329,767
Symbol Technologies, Inc. (Electronics)	4,747	50,223

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Synovus Financial Corp. (Banks)	5,757	155,957
Sysco Corp. (Food)	11,312	362,549
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,424	189,581
Target Corp. (Retail)	16,160	840,482
TECO Energy, Inc. (Electric)	3,838	61,869
Tektronix, Inc. (Electronics)	1,515	54,101
Tellabs, Inc. * (Telecommunications)	7,979	126,866
Temple-Inland, Inc. (Forest Products & Paper)	2,020	89,991
Tenet Healthcare Corp. * (Healthcare - Services)	8,686	64,103
Teradyne, Inc. * (Semiconductors)	3,939	61,094
Texas Instruments, Inc. (Semiconductors)	30,502	990,399
Textron, Inc. (Miscellaneous Manufacturing)	2,424	226,377
The AES Corp. * (Electric)	11,817	201,598
The Dow Chemical Co. (Chemicals)	17,675	717,605
The E.W. Scripps Co. - Class A (Media)	1,616	72,251
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,222	82,636
The Gap, Inc. (Retail)	10,504	196,215
The Goldman Sachs Group, Inc. (Diversified Financial Services)	8,150	1,279,224
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	3,131	45,337
The Hershey Co. (Food)	3,333	174,083
The New York Times Co. - Class A (Media)	2,626	66,464
The Pepsi Bottling Group, Inc. (Beverages)	2,424	73,665
The Stanley Works (Hand/Machine Tools)	1,313	66,517
Thermo Electron Corp. * (Electronics)	2,929	108,637
Tiffany & Co. (Retail)	2,626	98,580
Time Warner, Inc. (Media)	83,325	1,399,028
TJX Cos., Inc. (Retail)	8,484	210,573
Torchmark Corp. (Insurance)	1,919	109,575
Transocean Sedco Forex, Inc. * (Oil & Gas)	5,959	478,508
Tribune Co. (Media)	4,747	130,210
Tronox, Inc. - Class B (Chemicals)	428	7,266
TXU Corp. (Electric)	8,484	379,744
Tyco International, Ltd. (Miscellaneous Manufacturing)	36,865	990,931
Tyson Foods, Inc. - Class A (Food)	4,545	62,448
U.S. Bancorp (Banks)	33,027	1,007,324
Union Pacific Corp. (Transportation)	4,848	452,561
Unisys Corp. * (Computers)	6,161	42,449
United Parcel Service, Inc. - Class B (Transportation)	20,200	1,603,476
United States Steel Corp. (Iron/Steel)	2,020	122,574
United Technologies Corp. (Aerospace/Defense)	18,584	1,077,314
UnitedHealth Group, Inc. (Healthcare - Services)	25,250	1,410,466
Univision Communications, Inc. - Class A * (Media)	4,141	142,740

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
UnumProvident Corp. (Insurance)	5,555	113,766
UST, Inc. (Agriculture)	3,030	126,048
V. F. Corp. (Apparel)	1,616	91,950
Valero Energy Corp. (Oil & Gas)	11,312	676,231
VeriSign, Inc. * (Internet)	4,444	106,612
Verizon Communications, Inc. (Telecommunications)	53,631	1,826,672
Viacom, Inc. - Class B (Media)	14,443	560,388
Vornado Realty Trust (REIT)	2,121	203,616
Vulcan Materials Co. (Building Materials)	1,818	157,530
W.W. Grainger, Inc. (Distribution/Wholesale)	1,414	106,545
Wachovia Corp. (Banks)	29,694	1,664,349
Wal-Mart Stores, Inc. (Retail)	44,945	2,123,201
Walgreen Co. (Retail)	18,685	805,884
Walt Disney Co. (Media)	35,552	991,545
Washington Mutual, Inc. (Savings & Loans)	18,180	774,832
Waste Management, Inc. (Environmental Control)	10,100	356,530
Waters Corp. * (Electronics)	1,919	82,805
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,818	52,249
Weatherford International, Ltd. * (Oil & Gas Services)	6,262	286,487
WellPoint, Inc. * (Healthcare - Services)	12,019	930,631
Wells Fargo & Co. (Banks)	30,805	1,967,514
Wendy’s International, Inc. (Retail)	2,020	125,361
Weyerhaeuser Co. (Forest Products & Paper)	4,444	321,879
Whirlpool Corp. (Home Furnishings)	1,313	120,100
Whole Foods Market, Inc. (Food)	2,525	167,761
Williams Cos., Inc. (Pipelines)	10,706	229,001
Wrigley (Wm.) Jr. Co. (Food)	3,333	213,312
Wyeth (Pharmaceuticals)	24,543	1,190,826
Xcel Energy, Inc. (Electric)	7,373	133,820
Xerox Corp. * (Office/Business Equipment)	17,271	262,519
Xilinx, Inc. (Semiconductors)	6,262	159,431
XL Capital, Ltd. - Class A (Insurance)	3,232	207,204
XTO Energy, Inc. (Oil & Gas)	6,464	281,636
Yahoo!, Inc. * (Internet)	23,533	759,175
YUM! Brands, Inc. (Retail)	4,949	241,808
Zimmer Holdings, Inc. * (Healthcare - Products)	4,545	307,242
Zions Bancorp (Banks)	1,919	158,759

TOTAL COMMON STOCKS (Cost $161,459,545)		215,850,625

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (2.6%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $5,816,156 (Collateralized by $5,940,000 Federal Home Loan Bank, 4.834%, 4/12/06, market value $5,930,429)	$5,814,000	5,814,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,814,000)		5,814,000

TOTAL INVESTMENT SECURITIES (Cost $167,273,545) - 100.7% of net assets		$221,664,625

Percentages indicated are based on net assets of $220,171,314.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $9,128,000)	28	$87,074
Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $326,000)	5	$1,038

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.2%
Aerospace/Defense	2.0%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	6.3%
Beverages	2.0%
Biotechnology	1.2%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	0.8%
Computers	3.8%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	8.2%
Electric	2.9%
Electrical Components & Equipment	0.4%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.2%
Healthcare-Services	1.8%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.7%
Internet	1.7%
Iron/Steel	0.2%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	3.0%
Mining	0.6%
Miscellaneous Manufacturing	5.3%

See accompanying notes to the Schedules of Portfolio Investments.

Office/Business Equipment	0.2%
Oil & Gas	7.7%
Oil & Gas Services	1.4%
Packaging & Containers	0.1%
Pharmaceuticals	5.9%
Pipelines	0.3%
Real Estate Investment Trust	0.9%
Retail	5.8%
Savings & Loans	0.6%
Semiconductors	3.0%
Software	3.8%
Telecommunications	6.3%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other**	2.6%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (72.5%)
3Com Corp. * (Telecommunications)	34,853	$178,447
Aaron Rents, Inc. (Commercial Services)	4,213	114,467
Abgenix, Inc. * (Pharmaceuticals)	11,107	249,908
ABM Industries, Inc. (Commercial Services)	5,745	110,132
Acadia Realty Trust (REIT)	5,362	126,275
Accredited Home Lenders * (Diversified Financial Services)	1,532	78,408
Actuant Corp. (Miscellaneous Manufacturing)	3,447	211,025
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,128	245,119
Acxiom Corp. (Software)	8,043	207,831
Adaptec, Inc. * (Telecommunications)	22,980	127,079
ADTRAN, Inc. (Telecommunications)	5,362	140,377
Advance America Cash Advance Centers, Inc. (Commercial Services)	5,745	82,613
Advanta Corp. - Class B (Diversified Financial Services)	3,064	112,970
Advent Software, Inc. * (Software)	4,979	141,503
Advisory Board Co. * (Commercial Services)	1,915	106,800
ADVO, Inc. (Advertising)	3,064	98,048
Aeroflex, Inc. * (Telecommunications)	9,575	131,465
Aeropostale, Inc. * (Retail)	4,979	150,167
AGCO Corp. * (Machinery-Diversified)	7,660	158,868
Agile Software Corp. * (Internet)	26,044	198,716
AirTran Holdings, Inc. * (Airlines)	8,426	152,595
Alabama National BanCorp (Banks)	1,149	78,592
Alaska Air Group, Inc. * (Airlines)	3,064	108,619
Albany International Corp. - Class A (Machinery-Diversified)	3,064	116,708
Aleris International, Inc. * (Environmental Control)	3,447	165,697
Alexandria Real Estate Equities, Inc. (REIT)	1,915	182,557
Alexion Pharmaceuticals, Inc. * (Biotechnology)	4,213	149,224
Alkermes, Inc. * (Pharmaceuticals)	10,724	236,464
ALLETE, Inc. (Electric)	1,915	89,239
Amcore Financial, Inc. (Banks)	3,064	96,884
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	4,979	85,290
American Home Mortgage Investment Corp. (REIT)	2,681	83,674
American Medical Systems Holdings, Inc. * (Healthcare - Products)	5,745	129,263
American States Water Co. (Water)	2,681	100,162
AmSurg Corp. * (Healthcare - Services)	2,681	60,832
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	9,958	487,443

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Analogic Corp. (Electronics)	1,915	126,773
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,830	116,087
Andrx Group * (Pharmaceuticals)	5,745	136,386
Angelica Corp. (Textiles)	4,213	86,451
Anixter International, Inc. (Telecommunications)	3,830	182,997
ANSYS, Inc. * (Software)	4,213	228,135
Anteon International Corp. * (Computers)	2,681	146,275
Anthracite Capital, Inc. (REIT)	5,362	58,875
Apollo Investment Corp. (Investment Companies)	4,979	88,676
Applera Corp. - Celera Genomics Group * (Biotechnology)	6,128	71,636
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,064	136,654
Applied Micro Circuits Corp. * (Semiconductors)	37,534	152,763
Apria Healthcare Group, Inc. * (Healthcare - Services)	3,830	88,013
aQuantive, Inc. * (Internet)	5,745	135,237
Aquila, Inc. * (Electric)	22,597	90,162
Arbitron, Inc. (Commercial Services)	3,064	103,624
Argonaut Group, Inc. * (Insurance)	3,830	136,157
Arkansas Best Corp. (Transportation)	3,064	119,864
Armor Holdings, Inc. * (Aerospace/Defense)	3,064	178,602
Arris Group, Inc. * (Telecommunications)	11,490	158,102
Arrow Financial Corp. (Banks)	4,213	115,436
ArthroCare Corp. * (Healthcare - Products)	2,681	128,205
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,128	91,368
Atmel Corp. * (Semiconductors)	44,045	207,892
ATMI, Inc. * (Semiconductors)	3,830	115,666
Atwood Oceanics, Inc. * (Oil & Gas)	1,915	193,434
Audiovox Corp. - Class A * (Telecommunications)	6,128	73,168
Aviall, Inc. * (Distribution/Wholesale)	3,064	116,677
Avista Corp. (Electric)	6,511	134,452
Avocent Corp. * (Internet)	5,745	182,346
Axcelis Technologies, Inc. * (Semiconductors)	11,873	69,576
Aztar Corp. * (Lodging)	3,064	128,657
Baldor Electric Co. (Hand/Machine Tools)	4,596	155,667
Bally Technologies, Inc. * (Entertainment)	4,979	84,593
BancorpSouth, Inc. (Banks)	5,362	128,742
Bandag, Inc. (Auto Parts & Equipment)	2,298	96,217
Bank Mutual Corp. (Banks)	10,341	122,437
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	6,128	88,182
BankUnited Financial Corp. - Class A (Savings & Loans)	4,213	113,920
Banner Corp. (Banks)	3,064	104,176
Banta Corp. (Commercial Services)	3,064	159,267
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,298	93,069

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
BE Aerospace, Inc. * (Aerospace/Defense)	5,362	134,693
BearingPoint, Inc. * (Commercial Services)	15,703	133,318
Belden, Inc. (Electrical Components & Equipment)	5,362	146,008
Benchmark Electronics, Inc. * (Electronics)	4,979	190,945
Berry Petroleum Co. - Class A (Oil & Gas)	1,915	131,082
Big Lots, Inc. * (Retail)	10,341	144,360
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	1,532	95,520
BioMed Realty Trust, Inc. (REIT)	3,830	113,521
Biosite Diagnostics, Inc. * (Healthcare - Products)	1,915	99,446
Black Box Corp. (Telecommunications)	2,298	110,419
Black Hills Corp. (Electric)	2,681	91,154
Blockbuster, Inc. - Class A (Retail)	15,703	62,341
Blyth, Inc. (Household Products/Wares)	2,298	48,304
Bob Evans Farms, Inc. (Retail)	4,596	136,547
Boston Private Financial Holdings, Inc. (Banks)	4,213	142,357
Bowater, Inc. (Forest Products & Paper)	4,596	135,949
Bowne & Co., Inc. (Commercial Services)	6,894	114,923
Brady Corp. - Class A (Electronics)	3,830	143,472
Brandywine Realty Trust (REIT)	3,830	121,641
Briggs & Stratton Corp. (Machinery-Diversified)	4,979	176,107
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,298	89,002
Bristow Group, Inc. * (Transportation)	3,064	94,678
Brocade Communications Systems, Inc. * (Computers)	24,895	166,299
Brookline Bancorp, Inc. (Savings & Loans)	6,894	106,788
Brooks Automation, Inc. * (Semiconductors)	4,979	70,901
Brown Shoe Co., Inc. (Retail)	2,298	120,599
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	3,447	166,111
Building Materials Holding Corp. (Distribution/Wholesale)	2,298	81,901
Cabot Microelectronics Corp. * (Chemicals)	2,298	85,256
Cabot Oil & Gas Corp. (Oil & Gas)	4,213	201,929
California Water Service Group (Water)	2,298	103,525
Callaway Golf Co. (Leisure Time)	7,277	125,164
Cambrex Corp. (Biotechnology)	6,128	119,741
CARBO Ceramics, Inc. (Oil & Gas Services)	1,532	87,186
Carpenter Technology Corp. (Iron/Steel)	2,298	217,207
Carter’s, Inc. * (Apparel)	1,532	103,395
Cascade Bancorp (Banks)	4,596	135,812
Cascade Natural Gas Corp. (Gas)	4,596	90,541
Casey’s General Stores, Inc. (Retail)	6,894	157,666
Catalina Marketing Corp. (Advertising)	4,596	106,168

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cathay Bancorp, Inc. (Banks)	4,213	158,577
CEC Entertainment, Inc. * (Retail)	3,064	103,012
Centene Corp. * (Healthcare - Services)	3,830	111,721
Central Garden & Pet Co. * (Household Products/Wares)	2,298	122,116
Central Pacific Financial Corp. (Banks)	2,298	84,383
CH Energy Group, Inc. (Electric)	1,532	73,536
Champion Enterprises, Inc. * (Home Builders)	8,426	126,053
Charming Shoppes, Inc. * (Retail)	12,256	182,246
Chattem, Inc. * (Cosmetics/Personal Care)	2,298	86,520
Checkpoint Systems, Inc. * (Electronics)	6,894	185,311
Chemed Corp. (Commercial Services)	2,298	136,363
Chemical Financial Corp. (Banks)	2,681	86,623
Cheniere Energy, Inc. * (Oil & Gas)	3,830	155,383
Chiquita Brands International, Inc. (Food)	3,064	51,383
Chittenden Corp. (Banks)	3,830	110,955
Ciber, Inc. * (Computers)	13,788	87,967
CIENA Corp. * (Telecommunications)	49,407	257,410
Cimarex Energy Co. (Oil & Gas)	6,511	281,665
Cincinnati Bell, Inc. * (Telecommunications)	28,725	129,837
Citizens Banking Corp. (Banks)	4,213	113,119
City Holding Co. (Banks)	2,298	84,543
CKE Restaurants, Inc. (Retail)	6,511	113,291
Clarcor, Inc. (Miscellaneous Manufacturing)	4,213	149,983
CLECO Corp. (Electric)	4,979	111,181
Cleveland-Cliffs, Inc. (Iron/Steel)	1,915	166,835
CMGI, Inc. * (Internet)	42,513	62,919
CNET Networks, Inc. * (Internet)	14,937	212,254
Coca-Cola Bottling Co. Consolidated (Beverages)	2,298	105,708
Coeur d’Alene Mines Corp. * (Mining)	24,512	160,799
Cognex Corp. (Machinery-Diversified)	4,979	147,578
Coherent, Inc. * (Electronics)	3,830	134,471
Coldwater Creek, Inc. * (Retail)	4,979	138,416
Colonial Properties Trust (REIT)	2,681	134,399
Columbia Banking System, Inc. (Banks)	4,213	140,967
Commercial Capital Bancorp, Inc. (Savings & Loans)	4,596	64,620
Commercial Metals Co. (Metal Fabricate/Hardware)	5,362	286,813
Commercial NET Lease Realty (REIT)	3,830	89,239
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,915	65,972
Commscope, Inc. * (Telecommunications)	6,511	185,889
Community Bank System, Inc. (Banks)	3,830	85,524
Comstock Resources, Inc. * (Oil & Gas)	4,979	147,827
Comtech Telecommunications Corp. * (Telecommunications)	2,298	67,033
CONMED Corp. * (Healthcare - Products)	3,064	58,676
Consolidated Graphics, Inc. * (Commercial Services)	2,681	139,734

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Continental Airlines, Inc. - Class B * (Airlines)	4,979	133,935
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	6,128	87,876
Corinthian Colleges, Inc. * (Commercial Services)	7,660	110,304
Corn Products International, Inc. (Food)	5,745	169,880
Corporate Office Properties Trust (REIT)	3,064	140,147
Corrections Corp. of America * (Commercial Services)	3,830	173,116
Corus Bankshares, Inc. (Banks)	1,532	91,062
CoStar Group, Inc. * (Commercial Services)	2,298	119,243
Cousins Properties, Inc. (REIT)	2,681	89,626
Covanta Holding Corp. * (Energy - Alternate Sources)	3,830	63,846
Cox Radio, Inc. - Class A * (Media)	6,128	82,238
Crane Co. (Miscellaneous Manufacturing)	4,596	188,482
Credence Systems Corp. * (Semiconductors)	8,809	64,658
Cross Country Healthcare, Inc. * (Commercial Services)	5,362	103,808
CSG Systems International, Inc. * (Software)	5,745	133,629
CSK Auto Corp. * (Retail)	5,745	79,683
CTS Corp. (Electronics)	8,809	117,864
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	7,277	167,153
Cumulus Media, Inc. - Class A * (Media)	8,426	94,877
Curtiss-Wright Corp. (Aerospace/Defense)	2,681	177,482
CV Therapeutics, Inc. * (Pharmaceuticals)	4,596	101,480
CVB Financial Corp. (Banks)	6,511	111,338
Cyberonics, Inc. * (Healthcare - Products)	1,532	39,480
Cymer, Inc. * (Electronics)	4,213	191,439
Cypress Semiconductor Corp. * (Semiconductors)	12,256	207,739
Delphi Financial Group, Inc. - Class A (Insurance)	3,064	158,194
Delta & Pine Land Co. (Agriculture)	3,447	103,962
Dendrite International, Inc. * (Software)	5,745	78,419
DeVry, Inc. * (Commercial Services)	4,979	113,372
Diagnostic Products Corp. (Healthcare - Products)	1,915	91,211
Digital Insight Corp. * (Internet)	3,830	139,412
Digital River, Inc. * (Internet)	3,447	150,324
Digitas, Inc. * (Internet)	8,809	126,850
Dionex Corp. * (Electronics)	2,298	141,281
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	2,298	104,329
Doral Financial Corp. (Diversified Financial Services)	6,894	79,626
Dress Barn, Inc. * (Retail)	3,830	183,648
Drew Industries, Inc. * (Building Materials)	4,596	163,388
DRS Technologies, Inc. (Aerospace/Defense)	2,298	126,091

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
DSP Group, Inc. * (Semiconductors)	3,830	111,108
Duquesne Light Holdings, Inc. (Electric)	4,979	82,154
Dycom Industries, Inc. * (Engineering & Construction)	4,596	97,665
Eagle Materials - Class A (Building Materials)	5,745	366,301
EarthLink, Inc. * (Internet)	12,256	117,045
EastGroup Properties, Inc. (REIT)	1,915	90,848
Eclipsys Corp. * (Software)	5,362	126,597
Education Realty Trust, Inc. (REIT)	6,128	93,758
eFunds Corp. * (Software)	4,979	128,657
EGL, Inc. * (Transportation)	3,830	172,349
El Paso Electric Co. * (Electric)	4,979	94,800
Electronics for Imaging, Inc. * (Computers)	4,979	139,263
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	4,213	98,247
ElkCorp (Building Materials)	2,298	77,558
EMCOR Group, Inc. * (Engineering & Construction)	4,596	228,238
Emmis Communications Corp. * (Media)	4,979	79,664
Empire District Electric Co. (Electric)	3,830	85,103
Emulex Corp. * (Semiconductors)	7,277	124,364
Encore Acquisition Co. * (Oil & Gas)	4,979	154,349
Energy Partners, Ltd. * (Oil & Gas)	4,213	99,343
Entegris, Inc. * (Semiconductors)	10,341	110,028
Entercom Communications Corp. (Media)	4,213	117,627
Entertainment Properties Trust (REIT)	2,681	112,548
Entravision Communications Corp. * (Media)	11,873	108,757
Enzon, Inc. * (Biotechnology)	14,554	117,887
Epicor Software Corp. * (Software)	6,894	92,586
Equinix, Inc. * (Internet)	1,915	122,981
Equity Inns, Inc. (REIT)	6,894	111,683
Equity Lifestyle Properties, Inc. (REIT)	2,298	114,326
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,298	116,394
Esterline Technologies Corp. * (Aerospace/Defense)	2,681	114,613
Ethan Allen Interiors, Inc. (Home Furnishings)	3,447	144,843
Euronet Worldwide, Inc. * (Commercial Services)	3,064	115,911
Exar Corp. * (Semiconductors)	9,575	136,731
Exelixis, Inc. * (Biotechnology)	13,022	156,394
F.N.B. Corp. (Banks)	5,362	91,690
FactSet Research Systems, Inc. (Computers)	3,447	152,874
Fairchild Semiconductor International, Inc. * (Semiconductors)	11,490	219,114
Federal Signal Corp. (Miscellaneous Manufacturing)	6,128	113,368
FEI Co. * (Electronics)	3,447	68,423
FelCor Lodging Trust, Inc. (REIT)	4,596	96,976
Ferro Corp. (Chemicals)	4,596	91,920
Fidelity Bankshares, Inc. (Savings & Loans)	4,213	141,683

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Filenet Corp. * (Software)	3,830	103,487
Financial Federal Corp. (Diversified Financial Services)	4,596	134,663
First BanCorp. (Banks)	3,447	42,605
First Charter Corp. (Banks)	3,447	85,141
First Citizens BancShares, Inc. - Class A (Banks)	383	73,919
First Commonwealth Financial Corp. (Banks)	5,745	84,222
First Community Bancorp - Class A (Banks)	1,915	110,419
First Financial Bancorp (Banks)	4,213	70,104
First Financial Bankshares, Inc. (Banks)	2,681	102,682
First Financial Holdings, Inc. (Savings & Loans)	3,064	97,129
First Industrial Realty Trust, Inc. (REIT)	3,064	130,802
First Merchants Corp. (Banks)	3,830	101,572
First Midwest Bancorp, Inc. (Banks)	3,830	140,063
First Niagara Financial Group, Inc. (Savings & Loans)	8,426	123,525
First Republic Bank (Banks)	1,915	72,425
FirstFed Financial Corp. * (Savings & Loans)	1,915	114,536
Fisher Communications, Inc. * (Media)	3,064	137,113
Florida East Coast Industries, Inc. (Transportation)	2,681	144,506
Flowers Foods, Inc. (Food)	3,447	102,376
Flowserve Corp. * (Machinery-Diversified)	4,596	268,131
Flushing Financial Corp. (Savings & Loans)	4,979	86,933
Formfactor, Inc. * (Semiconductors)	4,213	165,655
Forward Air Corp. (Transportation)	2,681	99,974
Fossil, Inc. * (Household Products/Wares)	4,979	92,510
Foundry Networks, Inc. * (Telecommunications)	14,171	257,345
Franklin Bank Corp. Houston * (Savings & Loans)	4,596	88,381
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,064	167,448
Fremont General Corp. (Banks)	6,511	140,377
Frontier Financial Corp. (Banks)	4,979	164,506
Frontier Oil Corp. (Oil & Gas)	4,596	272,773
FTI Consulting, Inc. * (Commercial Services)	4,213	120,197
Fuller (H.B.) Co. (Chemicals)	3,447	176,968
Furniture Brands International, Inc. (Home Furnishings)	4,596	112,648
G & K Services, Inc. (Textiles)	2,681	114,050
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	3,064	122,407
GameStop Corp. (New) - Class B * (Retail)	4,213	182,506
Gardner Denver, Inc. * (Machinery-Diversified)	3,064	199,773
Gartner Group, Inc. * (Commercial Services)	7,660	106,857
Gateway, Inc. * (Computers)	29,874	65,424

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
GATX Corp. (Trucking & Leasing)	3,447	142,327
Gaylord Entertainment Co. * (Lodging)	4,213	191,186
Gemstar-TV Guide International, Inc. * (Media)	19,150	59,174
GenCorp, Inc. * (Aerospace/Defense)	4,979	102,318
General Communication, Inc. - Class A * (Telecommunications)	8,809	106,501
Genesco, Inc. * (Retail)	3,064	119,159
Genesee & Wyoming, Inc. - Class A * (Transportation)	4,596	141,005
Genesis Healthcare Corp. * (Healthcare - Services)	1,532	67,316
Genesis Microchip, Inc. * (Semiconductors)	4,213	71,790
Georgia Gulf Corp. (Chemicals)	3,447	89,588
Glacier Bancorp, Inc. (Banks)	3,830	118,922
Glimcher Realty Trust (REIT)	2,681	76,140
Global Imaging Systems, Inc. * (Office/Business Equipment)	3,830	145,463
Gold Banc Corp., Inc. (Banks)	7,660	140,331
Gold Kist, Inc. * (Food)	4,213	53,252
Golden Telecom, Inc. (Telecommunications)	3,064	92,073
Granite Construction, Inc. (Engineering & Construction)	2,681	130,511
Greater Bay Bancorp (Banks)	4,596	127,493
Greif Brothers Corp. - Class A (Packaging & Containers)	2,298	157,229
Grey Wolf, Inc. * (Oil & Gas)	18,001	133,927
Griffon Corp. * (Miscellaneous Manufacturing)	4,596	114,165
Group 1 Automotive, Inc. (Retail)	4,596	218,493
Guitar Center, Inc. * (Retail)	2,298	109,615
Haemonetics Corp. * (Healthcare - Products)	2,298	116,669
Hancock Holding Co. (Banks)	2,681	124,720
Hanover Compressor Co. * (Oil & Gas Services)	8,043	149,761
Harbor Florida Bancshares, Inc. (Savings & Loans)	3,064	116,034
Harland (John H.) Co. (Household Products/Wares)	4,213	165,570
Harleysville National Corp. (Banks)	3,064	69,675
Headwaters, Inc. * (Energy - Alternate Sources)	3,830	152,396
Healthways, Inc. * (Healthcare - Services)	3,064	156,080
Heartland Express, Inc. (Transportation)	4,596	100,147
HEICO Corp. (Aerospace/Defense)	4,979	157,785
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	7,660	290,314
Hercules, Inc. * (Chemicals)	11,107	153,277
Heritage Property Investment Trust (REIT)	1,915	75,815
Herley Industries, Inc. * (Aerospace/Defense)	6,894	143,947
Hibbett Sporting Goods, Inc. * (Retail)	4,596	151,622
Highwoods Properties, Inc. (REIT)	3,830	129,186
Hilb, Rogal, & Hobbs Co. (Insurance)	2,681	110,511
Holly Corp. (Oil & Gas)	2,298	170,328

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hologic, Inc. * (Healthcare - Products)	3,830	211,991
Home Properties of New York, Inc. (REIT)	2,298	117,428
Horace Mann Educators Corp. (Insurance)	4,979	93,605
Hot Topic, Inc. * (Retail)	4,213	61,089
Houston Exploration Co. * (Oil & Gas)	2,681	141,289
Human Genome Sciences, Inc. * (Biotechnology)	12,256	133,223
Hutchinson Technology, Inc. * (Computers)	2,298	69,331
Hydril Co. * (Oil & Gas Services)	2,298	179,129
IBERIABANK Corp. (Banks)	1,532	86,665
ICOS Corp. * (Biotechnology)	7,277	160,458
IDACORP, Inc. (Electric)	3,830	124,552
IDT Corp. - Class B * (Telecommunications)	6,511	72,077
IHOP Corp. (Retail)	2,298	110,166
IKON Office Solutions, Inc. (Office/Business Equipment)	9,958	141,902
Imation Corp. (Computers)	3,064	131,476
Immucor, Inc. * (Healthcare - Products)	3,830	109,883
IMPAC Mortgage Holdings, Inc. (REIT)	5,362	51,690
Impax Laboratories, Inc. * (Pharmaceuticals)	5,362	53,566
Independent Bank Corp. - Massachusetts (Banks)	3,064	98,508
Independent Bank Corp. - Michigan (Banks)	3,064	87,171
Infinity Property & Casualty Corp. (Insurance)	2,681	111,905
Informatica Corp. * (Software)	10,341	160,803
Infospace, Inc. * (Internet)	3,064	85,639
Inland Real Estate Corp. (REIT)	4,979	81,207
Insight Enterprises, Inc. * (Retail)	6,511	143,307
Integra LifeSciences Holdings * (Biotechnology)	3,064	125,563
Integrated Device Technology, Inc. * (Semiconductors)	11,107	165,050
Interdigital Communications Corp. * (Telecommunications)	4,979	122,085
Intergraph Corp. * (Computers)	2,681	111,690
Intermagnetics General Corp. * (Electrical Components & Equipment)	5,745	143,912
Intermec Inc * (Machinery-Diversified)	4,979	151,909
Internet Security Systems, Inc. * (Internet)	4,596	110,212
Intuitive Surgical, Inc. * (Healthcare - Products)	3,064	361,551
Invacare Corp. (Healthcare - Products)	2,681	83,272
Investment Technology Group, Inc. * (Diversified Financial Services)	4,596	228,881
Itron, Inc. * (Electronics)	2,298	137,535
J2 Global Communications, Inc. * (Internet)	2,681	126,007
Jack Henry & Associates, Inc. (Computers)	7,660	175,185
Jack in the Box, Inc. * (Retail)	3,830	166,605
Jackson Hewitt Tax Service, Inc. (Commercial Services)	3,830	120,951

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	8,043	79,063
Jarden Corp. * (Household Products/Wares)	3,830	125,815
JLG Industries, Inc. (Machinery - Construction & Mining)	8,426	259,436
Jo-Ann Stores, Inc. * (Retail)	3,064	41,241
Jones Lang LaSalle, Inc. (Real Estate)	2,681	205,204
Journal Register Co. (Media)	7,277	88,634
K-Swiss, Inc. - Class A (Apparel)	3,064	92,349
K-V Pharmaceutical Co. * (Pharmaceuticals)	5,362	129,331
Kansas City Southern Industries, Inc. * (Transportation)	6,894	170,282
Kaydon Corp. (Metal Fabricate/Hardware)	4,213	170,037
KCS Energy, Inc. * (Oil & Gas)	6,511	169,286
Keane, Inc. * (Software)	8,043	126,677
Kellwood Co. (Apparel)	5,362	168,313
Kelly Services, Inc. - Class A (Commercial Services)	5,745	156,092
KEMET Corp. * (Electronics)	14,554	137,826
Kennametal, Inc. (Hand/Machine Tools)	3,447	210,749
Kenneth Cole Productions, Inc. (Retail)	3,064	84,873
Keynote Systems, Inc. * (Internet)	8,809	100,775
KFx, Inc. * (Energy - Alternate Sources)	5,745	104,559
Kilroy Realty Corp. (REIT)	2,298	177,543
Kimball International, Inc. - Class B (Home Furnishings)	8,043	120,967
Kindred Healthcare, Inc. * (Healthcare - Services)	2,298	57,795
Kirby Corp. * (Transportation)	2,298	156,517
KNBT Bancorp, Inc. (Savings & Loans)	8,426	137,765
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	13,022	181,396
Knight Transportation, Inc. (Transportation)	5,745	113,464
Komag, Inc. * (Computers)	3,064	145,846
Kronos, Inc. * (Computers)	3,064	114,563
Kyphon, Inc. * (Healthcare - Products)	3,064	113,981
La-Z-Boy, Inc. (Home Furnishings)	5,745	97,665
Labor Ready, Inc. * (Commercial Services)	4,979	119,247
Laclede Group, Inc. (Gas)	3,064	105,462
Lakeland Financial Corp. (Banks)	3,830	179,052
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,915	80,430
Landauer, Inc. (Commercial Services)	1,532	76,937
Lasalle Hotel Properties (REIT)	3,447	141,327
Laserscope * (Healthcare - Products)	1,915	45,290
LCA-Vision, Inc. (Healthcare - Products)	1,915	95,961
Lennox International, Inc. (Building Materials)	4,596	137,237
Level 3 Communications, Inc. * (Telecommunications)	57,450	297,592
Lexington Corporate Properties Trust (REIT)	4,596	95,827

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
LIFE TIME FITNESS, Inc. * (Leisure Time)	2,681	125,605
Lin TV Corp. - Class A * (Media)	6,511	58,599
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,447	186,104
Littelfuse, Inc. * (Electrical Components & Equipment)	3,064	104,574
LKQ Corp. * (Distribution/Wholesale)	4,596	95,643
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,681	148,554
Longs Drug Stores Corp. (Retail)	3,064	141,802
Longview Fibre Co. (Forest Products & Paper)	4,596	118,761
M/I Schottenstein Homes, Inc. (Home Builders)	1,532	72,004
Macdermid, Inc. (Chemicals)	3,447	110,821
Macrovision Corp. * (Entertainment)	5,362	118,768
MAF Bancorp, Inc. (Savings & Loans)	2,298	100,583
Magellan Health Services, Inc. * (Healthcare - Services)	3,064	124,000
Maguire Properties, Inc. (REIT)	3,064	111,836
Manhattan Associates, Inc. * (Computers)	4,979	109,538
Manitowoc Co. (Machinery-Diversified)	3,447	314,194
Martek Biosciences Corp. * (Biotechnology)	2,681	88,017
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	3,064	117,229
Maverick Tube Corp. * (Oil & Gas Services)	3,830	202,952
Maximus, Inc. (Commercial Services)	2,681	96,462
Maxtor Corp. * (Computers)	21,065	201,382
Maytag Corp. (Home Furnishings)	6,894	147,049
MB Financial, Inc. (Banks)	3,064	108,466
Medarex, Inc. * (Pharmaceuticals)	11,490	151,898
Media General, Inc. - Class A (Media)	2,298	107,133
Medicis Pharmaceutical Corp. – Class A (Pharmaceuticals)	4,596	149,830
Mentor Corp. (Healthcare - Products)	2,681	121,476
Mentor Graphics Corp. * (Computers)	8,043	88,875
Mercantile Bank Corp. (Banks)	2,298	89,852
Mercury Computer Systems, Inc. * (Computers)	3,064	49,637
MeriStar Hospitality Corp. * (REIT)	8,809	91,437
Methode Electronics, Inc. - Class A (Electronics)	6,894	75,076
MGE Energy, Inc. (Electric)	2,298	76,248
MGI Pharma, Inc. * (Pharmaceuticals)	6,511	113,943
Micrel, Inc. * (Semiconductors)	10,341	153,254
Micros Systems, Inc. * (Computers)	3,447	158,803
Microsemi Corp. * (Semiconductors)	6,128	178,386
MicroStrategy, Inc. - Class A * (Software)	1,532	161,304
Mid-America Apartment Communities, Inc. (REIT)	1,915	104,846
Mid-State Bancshares (Banks)	3,064	90,174
Midas, Inc. * (Commercial Services)	3,830	83,762
Midwest Banc Holdings, Inc. (Banks)	4,979	129,155
Mine Safety Appliances Co. (Environmental Control)	2,681	112,602
Minerals Technologies, Inc. (Chemicals)	1,915	111,855

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Modine Manufacturing Co. (Auto Parts & Equipment)	3,447	101,687
Monaco Coach Corp. (Home Builders)	4,596	61,586
Moneygram International, Inc. (Software)	7,277	223,549
Moog, Inc. - Class A * (Aerospace/Defense)	3,064	108,741
Movie Gallery, Inc. (Retail)	2,681	8,097
MPS Group, Inc. * (Commercial Services)	12,256	187,517
MTS Systems Corp. (Computers)	2,298	96,125
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,447	123,023
Myriad Genetics, Inc. * (Biotechnology)	6,128	159,880
Nabi Biopharmaceuticals * (Pharmaceuticals)	5,745	32,402
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	3,447	138,018
National Financial Partners (Diversified Financial Services)	3,447	194,824
National Penn Bancshares, Inc. (Banks)	4,979	105,953
National Presto Industries, Inc. (Housewares)	4,213	207,153
Nationwide Health Properties, Inc. (REIT)	4,979	107,049
Navigant Consulting Co. * (Commercial Services)	4,979	106,302
NBT Bancorp, Inc. (Banks)	4,213	97,952
NBTY, Inc. * (Pharmaceuticals)	4,596	103,502
NCI Building Systems, Inc * (Building Materials)	2,681	160,243
NCO Group, Inc. * (Commercial Services)	4,213	100,059
Nektar Therapeutics * (Biotechnology)	8,043	163,916
NetBank, Inc. (Internet)	11,107	80,415
NETGEAR, Inc. * (Telecommunications)	3,830	72,808
NetIQ Corp. * (Software)	7,660	85,409
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	4,596	296,626
New Jersey Resources Corp. (Gas)	2,298	103,985
NewAlliance Bancshares, Inc. (Savings & Loans)	12,639	182,381
Newcastle Investment Corp. (REIT)	3,447	82,452
Newpark Resources, Inc. * (Oil & Gas Services)	11,107	91,077
NGP Capital Resources Co. (Investment Companies)	9,958	135,429
NICOR, Inc. (Gas)	1,915	75,757
Nordson Corp. (Machinery-Diversified)	3,064	152,771
Northwest Natural Gas Co. (Gas)	2,681	95,149
NorthWestern Corp. (Electric)	2,681	83,486
Novastar Financial, Inc. (REIT)	1,915	64,038
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	9,192	78,500
Nu Skin Enterprises, Inc. (Retail)	4,979	87,282
Oceaneering International, Inc. * (Oil & Gas Services)	4,213	241,405
Ohio Casualty Corp. (Insurance)	4,979	157,834
Oil States International, Inc. * (Oil & Gas Services)	4,596	169,363

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Old National Bancorp (Banks)	5,745	124,322
Old Second Bancorp, Inc. (Banks)	3,064	100,591
Olin Corp. (Chemicals)	6,128	131,568
OM Group, Inc. * (Chemicals)	3,064	70,472
OMEGA Healthcare Investors, Inc. (REIT)	6,894	96,654
OmniVision Technologies, Inc. * (Semiconductors)	6,511	196,632
ON Semiconductor Corp. * (Semiconductors)	16,469	119,565
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	3,064	80,461
Openwave Systems, Inc. * (Internet)	7,277	157,038
Orbital Sciences Corp. * (Aerospace/Defense)	8,043	127,240
Otter Tail Power Co. (Electric)	3,447	98,894
Owens & Minor, Inc. (Distribution/Wholesale)	3,830	125,509
Oxford Industries, Inc. (Apparel)	2,298	117,497
P.F. Chang’s China Bistro, Inc. * (Retail)	3,064	151,025
Pacer International, Inc. (Transportation)	3,447	112,648
Pacific Capital Bancorp (Banks)	3,830	129,607
Pacific Sunwear of California, Inc. * (Retail)	6,894	152,771
Palm, Inc. * (Computers)	6,894	159,665
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,447	97,136
Parametric Technology Corp. * (Software)	9,958	162,614
Park Electrochemical Corp. (Electronics)	4,979	146,881
Park National Corp. (Banks)	1,149	122,369
Parker Drilling Co. * (Oil & Gas)	13,022	120,714
Partners Trust Financial Group, Inc. (Savings & Loans)	6,894	82,176
Payless ShoeSource, Inc. * (Retail)	6,128	140,270
Pediatrix Medical Group, Inc. * (Healthcare - Services)	1,915	196,556
Peet’s Coffee & Tea, Inc. * (Beverages)	2,681	80,430
Penn Virginia Corp. (Oil & Gas)	2,298	163,158
Pennsylvania REIT	2,681	117,964
Peoples Energy Corp. (Gas)	2,298	81,901
Pep Boys-Manny, Moe & Jack (Retail)	6,511	98,381
Performance Food Group Co. * (Food)	3,447	107,512
Pericom Semiconductor Corp. * (Semiconductors)	14,937	147,279
Perot Systems Corp.- Class A * (Computers)	9,192	143,028
Perrigo Co. (Pharmaceuticals)	8,043	131,181
PETCO Animal Supplies, Inc. * (Retail)	5,362	126,382
Pharmion Corp. * (Pharmaceuticals)	3,447	62,115
PHH Corp. * (Commercial Services)	4,596	122,713
Phillips-Van Heusen Corp. (Apparel)	3,830	146,344
Photronics, Inc. * (Semiconductors)	3,447	64,666
Pier 1 Imports, Inc. (Retail)	9,192	106,719
Pinnacle Entertainment, Inc. * (Entertainment)	5,362	151,048
Plantronics, Inc. (Telecommunications)	4,979	176,406

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Plexus Corp. * (Electronics)	7,660	287,785
PMC-Sierra, Inc. * (Semiconductors)	18,384	225,939
Polycom, Inc. * (Telecommunications)	9,575	207,586
PolyMedica Corp. (Healthcare - Products)	3,064	129,791
Post Properties, Inc. (REIT)	3,447	153,392
Potlatch Corp. (Forest Products & Paper)	2,681	114,854
Power Integrations, Inc. * (Semiconductors)	4,213	104,398
Powerwave Technologies, Inc. * (Telecommunications)	10,724	144,667
Premiere Global Services, Inc. * (Telecommunications)	7,660	61,663
Price Communications Corp. * (Telecommunications)	8,043	142,281
ProAssurance Corp. * (Insurance)	2,681	139,412
Progress Software Corp. * (Software)	3,830	111,415
ProQuest Co. * (Internet)	3,447	73,731
Prosperity Bancshares, Inc. (Banks)	4,213	127,275
Provident Bankshares Corp. (Banks)	3,064	111,683
Provident Financial Services, Inc. (Savings & Loans)	6,128	110,917
Provident New York Bancorp (Savings & Loans)	9,575	124,188
PS Business Parks, Inc. (REIT)	1,532	85,669
PSS World Medical, Inc. * (Healthcare - Products)	6,511	125,597
Psychiatric Solutions, Inc. * (Healthcare - Services)	3,830	126,888
Quanex Corp. (Metal Fabricate/Hardware)	2,298	153,116
Quanta Services, Inc. * (Commercial Services)	10,341	165,663
Quest Software, Inc. * (Software)	7,660	127,922
Radio One, Inc. * (Media)	8,809	65,715
RAIT Investment Trust (REIT)	3,064	86,527
Ralcorp Holdings, Inc. * (Food)	2,681	102,012
Rambus, Inc. * (Semiconductors)	7,660	301,345
RARE Hospitality International, Inc. * (Retail)	3,830	133,399
RC2 Corp. * (Toys/Games/Hobbies)	2,681	106,731
Reader’s Digest Association, Inc. (Media)	9,192	135,581
Red Robin Gourmet Burgers, Inc. * (Retail)	1,532	72,310
Redwood Trust, Inc. (REIT)	1,532	66,366
Regal-Beloit Corp. (Hand/Machine Tools)	4,596	194,272
Regis Corp. (Retail)	4,596	158,470
Reliance Steel & Aluminum Co. (Iron/Steel)	3,447	323,742
Remington Oil & Gas Corp. * (Oil & Gas)	3,447	148,979
Republic Bancorp, Inc. (Banks)	6,894	83,004
Resource America, Inc. - Class A (Holding Companies - Diversified)	2,681	53,406
Resources Connection, Inc. * (Commercial Services)	4,213	104,946
RF Micro Devices, Inc. * (Telecommunications)	20,682	178,899
RLI Corp. (Insurance)	2,298	131,675

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Rogers Corp. * (Electronics)	2,298	125,195
RSA Security, Inc. * (Internet)	7,660	137,420
Ruby Tuesday, Inc. (Retail)	5,745	184,299
Ruddick Corp. (Food)	4,596	111,729
Russell Corp. (Apparel)	4,979	68,710
Ryan’s Restaurant Group, Inc. * (Retail)	8,043	116,624
S & T Bancorp, Inc. (Banks)	3,064	112,081
SafeNet, Inc. * (Telecommunications)	3,064	81,135
Saga Communications, Inc. * (Media)	8,426	81,479
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	4,979	82,203
Sanderson Farms, Inc. (Food)	1,915	42,896
Sandy Spring Bancorp, Inc. (Banks)	3,064	116,401
Saxon Capital, Inc. (REIT)	3,830	39,985
ScanSource, Inc. * (Distribution/Wholesale)	1,915	115,685
Scholastic Corp. * (Media)	3,447	92,242
School Specialty, Inc. * (Retail)	2,298	79,281
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,915	151,668
Select Comfort Corp. * (Retail)	3,830	151,477
Selective Insurance Group, Inc. (Insurance)	2,298	121,794
Semtech Corp. * (Semiconductors)	9,575	171,297
Senior Housing Properties Trust (REIT)	4,596	83,188
Sensient Technologies Corp. (Chemicals)	4,979	89,871
Serologicals Corp. * (Biotechnology)	5,362	131,155
SFBC International, Inc. * (Commercial Services)	1,915	46,688
Shaw Group, Inc. * (Engineering & Construction)	6,511	197,934
Shuffle Master, Inc. * (Entertainment)	4,979	177,950
Sierra Pacific Resources * (Electric)	9,958	137,520
Sigmatel, Inc. * (Semiconductors)	3,447	30,127
Silicon Image, Inc. * (Semiconductors)	9,192	94,770
Silicon Laboratories, Inc. * (Semiconductors)	3,830	210,459
Simpson Manufacturing Co., Inc. (Building Materials)	3,830	165,839
Sinclair Broadcast Group, Inc. - Class A (Media)	9,192	74,915
Skyline Corp. (Home Builders)	3,064	126,788
SkyWest, Inc. (Airlines)	4,596	134,525
Skyworks Solutions, Inc. * (Semiconductors)	14,937	101,422
Sohu.com, Inc. * (Internet)	3,064	81,778
SonoSite, Inc. * (Healthcare - Products)	2,298	93,391
Sonus Networks, Inc. * (Telecommunications)	19,150	104,942
South Jersey Industries, Inc. (Gas)	1,915	52,222
Sovran Self Storage, Inc. (REIT)	1,532	84,566
Spherion Corp. * (Commercial Services)	17,618	183,227
Spirit Finance Corp. (REIT)	7,277	88,779
St. Mary Land & Exploration Co. (Oil & Gas)	4,596	187,655
Stage Stores, Inc. (Retail)	2,298	68,366
Standex International Corp. (Miscellaneous Manufacturing)	3,064	97,006

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Steel Dynamics, Inc. (Iron/Steel)	3,830	217,276
STERIS Corp. (Healthcare - Products)	5,362	132,334
Sterling Bancshares, Inc. (Banks)	6,511	117,524
Sterling Financial Corp. - Spokane (Savings & Loans)	6,894	199,926
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	4,213	153,690
Stewart Enterprises, Inc. - Class A (Commercial Services)	13,405	76,543
Stewart Information Services Corp. (Insurance)	1,915	90,158
Stone Energy Corp. * (Oil & Gas)	2,681	118,313
Strayer Education, Inc. (Commercial Services)	1,532	156,662
Sun Communities, Inc. (REIT)	2,298	81,234
Sunrise Assisted Living, Inc. * (Healthcare - Services)	5,362	208,957
Superior Energy Services, Inc. * (Oil & Gas Services)	8,809	235,993
Superior Industries International, Inc. (Auto Parts & Equipment)	3,064	59,319
SureWest Communications (Telecommunications)	4,213	101,618
SurModics, Inc. * (Healthcare - Products)	1,532	54,172
Susquehanna Bancshares, Inc. (Banks)	3,447	88,829
SVB Financial Group * (Banks)	3,064	162,545
Swift Energy Co. * (Oil & Gas)	2,681	100,430
Sybron Dental Special, Inc. * (Healthcare - Products)	3,447	142,154
Sycamore Networks, Inc. * (Telecommunications)	30,640	144,008
Symyx Technologies, Inc. * (Chemicals)	3,447	95,620
Tanger Factory Outlet Centers, Inc. (REIT)	2,681	92,253
Taubman Centers, Inc. (REIT)	4,213	175,556
Technitrol, Inc. (Electronics)	8,809	211,240
Tekelec * (Telecommunications)	5,362	74,156
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,447	122,713
Telik, Inc. * (Biotechnology)	7,277	140,883
Tennant Co. (Machinery-Diversified)	2,681	140,270
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	5,362	116,301
Tessera Technologies, Inc. * (Semiconductors)	3,830	122,866
TETRA Technologies, Inc. * (Oil & Gas Services)	5,745	270,245
Texas Capital Bancshares, Inc. * (Banks)	4,596	110,304
Texas Industries, Inc. (Building Materials)	1,915	115,838
Texas Regional Bancshares, Inc. - Class A (Banks)	4,213	124,241
The Children’s Place Retail Stores, Inc. * (Retail)	1,915	110,879
The Finish Line, Inc. - Class A (Retail)	4,596	75,604
The Genlyte Group, Inc. * (Building Materials)	1,915	130,488

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
The Medicines Co. * (Pharmaceuticals)	6,128	126,053
The Nautilus Group, Inc. (Leisure Time)	3,447	51,533
The Navigators Group, Inc. * (Insurance)	2,298	113,981
The Phoenix Cos., Inc. (Insurance)	9,575	156,073
The Sports Authority, Inc. * (Retail)	2,681	98,929
The Steak n Shake Co. * (Retail)	5,745	121,220
The Stride Rite Corp. (Apparel)	6,128	88,733
The Topps Co., Inc. (Toys/Games/Hobbies)	11,107	97,408
The Warnaco Group, Inc. * (Apparel)	5,362	128,688
Thor Industries, Inc. (Home Builders)	3,447	183,933
Thoratec Corp. * (Healthcare - Products)	4,979	95,945
THQ, Inc. * (Software)	5,745	148,738
Tibco Software, Inc. * (Internet)	19,150	160,094
Tierone Corp. (Savings & Loans)	4,979	169,037
Todco - Class A (Oil & Gas)	4,979	196,222
Too, Inc. * (Retail)	3,830	131,561
Tootsie Roll Industries, Inc. (Food)	2,761	80,827
Town & Country Trust (REIT)	2,681	108,822
Tractor Supply Co. * (Retail)	2,681	177,858
Trammell Crow Co. * (Real Estate)	3,447	122,920
Transaction Systems Architect, Inc. * (Software)	4,596	143,441
Tredegar Corp. (Miscellaneous Manufacturing)	6,511	103,590
Triarc Cos., Inc. (Retail)	5,362	93,728
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,830	208,314
Triumph Group, Inc. * (Aerospace/Defense)	2,681	118,661
TrustCo Bank Corp. NY (Banks)	7,660	93,222
Trustmark Corp. (Banks)	3,830	121,181
Trustreet Properties, Inc. (REIT)	5,362	81,449
Tuesday Morning Corp. (Retail)	2,681	61,904
Tupperware Corp. (Household Products/Wares)	5,362	110,404
U-Store-It Trust (REIT)	5,362	108,044
UCBH Holdings, Inc. (Banks)	8,043	152,174
UMB Financial Corp. (Banks)	1,532	107,592
Umpqua Holdings Corp. (Banks)	4,979	141,902
Unisource Energy Corp. (Electric)	3,064	93,452
United Auto Group, Inc. (Retail)	3,064	131,752
United Bankshares, Inc. (Banks)	2,681	102,602
United Community Banks, Inc. (Banks)	3,447	97,033
United Natural Foods, Inc. * (Food)	3,830	133,935
United Rentals, Inc. * (Commercial Services)	5,362	184,989
United Stationers, Inc. * (Distribution/Wholesale)	3,064	162,698
United Surgical Partners International, Inc. * (Healthcare - Services)	3,064	108,496
United Therapeutics Corp. * (Pharmaceuticals)	1,915	126,926
Universal Corp. (Agriculture)	2,298	84,497
URS Corp. * (Engineering & Construction)	3,830	154,158
USA Mobility, Inc. (Telecommunications)	3,064	87,263

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
USEC, Inc. (Mining)	7,660	92,303
UTStarcom, Inc. * (Telecommunications)	10,341	65,045
Vail Resorts, Inc. * (Entertainment)	3,064	117,106
Valassis Communications, Inc. * (Commercial Services)	4,596	134,985
ValueClick, Inc. * (Internet)	9,192	155,529
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	6,128	172,074
Varian, Inc. * (Electronics)	3,064	126,176
Ventana Medical Systems, Inc. * (Healthcare - Products)	2,681	111,985
Ventiv Health, Inc. * (Advertising)	4,979	165,402
Veritas DGC, Inc. * (Oil & Gas Services)	3,447	156,459
Vertex Pharmaceuticals, Inc. * (Biotechnology)	8,426	308,308
Viad Corp. (Commercial Services)	4,596	157,551
Viasys Healthcare, Inc. * (Healthcare - Products)	3,447	103,686
Visteon Corp. * (Auto Parts & Equipment)	10,341	47,569
W Holding Co., Inc. (Banks)	8,809	69,327
W-H Energy Services, Inc. * (Oil & Gas Services)	4,213	187,436
Wabash National Corp. (Auto Manufacturers)	3,830	75,643
Wabtec Corp. (Machinery-Diversified)	5,745	187,287
Waddell & Reed Financial, Inc. (Diversified Financial Services)	6,894	159,251
Walter Industries, Inc. (Holding Companies - Diversified)	3,064	204,123
Washington Group International, Inc. (Engineering & Construction)	2,298	131,882
Washington REIT	3,447	125,195
Waste Connections, Inc. * (Environmental Control)	4,979	198,214
Watsco, Inc. (Distribution/Wholesale)	2,681	190,485
Watson Wyatt & Co. Holdings (Commercial Services)	6,128	199,649
Watts Industries, Inc. - Class A (Electronics)	4,213	153,100
WCI Communities, Inc. * (Home Builders)	3,064	85,240
WD-40 Co. (Household Products/Wares)	2,681	82,709
WebEx Communications, Inc. * (Internet)	3,830	128,956
Websense, Inc. * (Internet)	5,362	147,884
Werner Enterprises, Inc. (Transportation)	4,213	77,393
Wesbanco, Inc. (Banks)	2,681	87,964
WESCO International, Inc. * (Distribution/Wholesale)	3,064	208,383
West Coast Bancorp (Banks)	4,213	117,753
West Pharmaceutical Services, Inc. (Healthcare - Products)	3,447	119,680
Westamerica Bancorp (Banks)	3,064	159,083
WGL Holdings, Inc. (Gas)	3,064	93,207
Whiting Petroleum Corp. * (Oil & Gas)	2,681	109,894
Wind River Systems, Inc. * (Software)	8,043	100,135

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Winnebago Industries, Inc. (Home Builders)	3,447	104,582
Wintrust Financial Corp. (Banks)	3,064	178,233
Witness Systems, Inc. * (Software)	5,745	145,923
WMS Industries, Inc. * (Leisure Time)	2,681	80,698
Wolverine World Wide, Inc. (Apparel)	5,745	127,137
Woodward Governor Co. (Electronics)	3,447	114,613
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,894	138,294
Wright Express Corp. * (Commercial Services)	3,830	107,432
Wright Medical Group, Inc. * (Healthcare - Products)	3,064	60,514
Yankee Candle Co., Inc. (Household Products/Wares)	4,213	115,310
Zale Corp. * (Retail)	4,596	128,826
Zenith National Insurance Corp. (Insurance)	2,298	110,603
Zoll Medical Corp. * (Healthcare - Products)	3,830	100,882

TOTAL COMMON STOCKS (Cost $74,319,683)		95,731,458

	Principal Amount
Repurchase Agreements (26.9%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $35,573,187 (Collateralized by $37,029,000 of various U.S. Government Agency Obligations, 1.875% - 2.625%, 1/16/07-9/17/07, market value $36,272,128)	$35,560,000	35,560,000

TOTAL REPURCHASE AGREEMENTS (Cost $35,560,000)		35,560,000

TOTAL INVESTMENT SECURITIES (Cost $109,879,683) - 99.4% of net assets		$131,291,458

Percentages indicated are based on net assets of $132,104,755.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $6,161,600)	16	$301,528
E-Mini Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $4,005,040)	52	97,711
Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 4/28/06 (Underlying notional amount at value $4,128,798)	5,396	$60,462
Equity Index Swap Agreement based on the Russell 2000
Index expiring 5/2/06 (Underlying notional amount at value $22,319,378)	29,170	331,711

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	0.1%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.5%
Banks	6.1%
Beverages	0.1%
Biotechnology	1.6%
Building Materials	1.0%
Chemicals	0.9%
Commercial Services	3.8%
Computers	1.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.1%
Electric	1.1%
Electrical Components & Equipment	0.3%
Electronics	2.1%
Energy – Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.4%
Food	0.7%
Forest Products & Paper	0.3%
Gas	0.5%
Hand/Machine Tools	0.7%
Healthcare - Products	2.3%
Healthcare - Services	1.0%
Holding Companies – Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.5%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.2%
Internet	2.3%
Investment Companies	0.2%
Iron/Steel	0.7%
Leisure Time	0.3%
Lodging	0.2%
Machinery - Construction & Mining	0.3%
Machinery - Diversified	1.7%
Media	1.0%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	1.5%
Office/Business Equipment	0.2%
Oil & Gas	2.6%
Oil & Gas Services	1.9%
Packaging & Containers	0.1%
Pharmaceuticals	2.4%
Real Estate	0.2%
Real Estate Investment Trust	3.9%
Retail	4.7%
Savings & Loans	1.8%
Semiconductors	3.3%
Software	2.2%
Telecommunications	3.3%
Textiles	0.2%
Toys/Games/Hobbies	0.2%
Transportation	1.1%
Trucking & Leasing	0.1%
Water	0.2%
Other***	26.9%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP OTC

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.0%)
Activision, Inc. * (Software)	15,424	$212,697
Adobe Systems, Inc. (Software)	36,632	1,279,189
Altera Corp. * (Semiconductors)	31,571	651,625
Amazon.com, Inc. * (Internet)	17,111	624,723
American Power Conversion Corp. (Electrical Components & Equipment)	12,291	284,045
Amgen, Inc. * (Biotechnology)	35,427	2,577,313
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	6,748	330,315
Apollo Group, Inc. - Class A * (Commercial Services)	10,845	569,471
Apple Computer, Inc. * (Computers)	73,505	4,610,233
Applied Materials, Inc. (Semiconductors)	51,092	894,621
ATI Technologies, Inc. * (Semiconductors)	15,424	264,984
Autodesk, Inc. * (Software)	14,942	575,566
BEA Systems, Inc. * (Software)	25,546	335,419
Bed Bath & Beyond, Inc. * (Retail)	24,823	953,203
Biogen Idec, Inc. * (Biotechnology)	23,136	1,089,706
Biomet, Inc. (Healthcare - Products)	20,726	736,187
Broadcom Corp. - Class A * (Semiconductors)	26,269	1,133,771
C.H. Robinson Worldwide, Inc. (Transportation)	10,363	508,720
Cadence Design Systems, Inc. * (Computers)	18,557	343,119
CDW Corp. (Distribution/Wholesale)	5,302	312,023
Celgene Corp. * (Biotechnology)	21,208	937,818
Check Point Software Technologies, Ltd. * (Internet)	14,942	299,139
CheckFree Corp. * (Internet)	5,302	267,751
Chiron Corp. * (Biotechnology)	17,111	783,855
Cintas Corp. (Textiles)	12,532	534,114
Cisco Systems, Inc. * (Telecommunications)	136,406	2,955,919
Citrix Systems, Inc. * (Software)	13,014	493,231
Cognizant Technology Solutions Corp. * (Computers)	8,435	501,798
Comcast Corp. - Special Class A * (Media)	59,286	1,550,921
Comverse Technology, Inc. * (Telecommunications)	13,014	306,219
Costco Wholesale Corp. (Retail)	15,424	835,364
Dell, Inc. * (Computers)	53,743	1,599,392
DENTSPLY International, Inc. (Healthcare - Products)	4,579	266,269
Discovery Holding Co. – Class A * (Media)	14,701	220,515
eBay, Inc. * (Internet)	65,070	2,541,634
EchoStar Communications Corp. - Class A * (Media)	13,496	403,126
Electronic Arts, Inc. * (Software)	19,039	1,041,814
Expedia, Inc. * (Internet)	21,208	429,886

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Expeditors International of Washington, Inc. (Transportation)	6,507	562,139
Express Scripts, Inc. * (Pharmaceuticals)	8,194	720,253
Fastenal Co. (Distribution/Wholesale)	8,917	422,130
Fiserv, Inc. * (Software)	14,219	605,018
Flextronics International, Ltd. * (Electronics)	39,042	404,085
Garmin, Ltd. (Electronics)	6,266	497,708
Genzyme Corp. * (Biotechnology)	20,003	1,344,602
Gilead Sciences, Inc. * (Pharmaceuticals)	28,197	1,754,416
Google, Inc. * (Internet)	7,471	2,913,691
IAC/InterActiveCorp * (Internet)	20,726	610,795
Intel Corp. (Semiconductors)	127,971	2,476,240
Intuit, Inc. * (Software)	13,737	730,671
Intuitive Surgical, Inc. * (Healthcare - Products)	2,169	255,942
JDS Uniphase Corp. * (Telecommunications)	119,295	497,460
Joy Global, Inc. (Machinery - Construction & Mining)	7,471	446,542
Juniper Networks, Inc. * (Telecommunications)	22,895	437,752
KLA -Tencor Corp. (Semiconductors)	14,942	722,595
Lam Research Corp. * (Semiconductors)	8,917	383,431
Lamar Advertising Co. * (Advertising)	5,302	278,991
Liberty Global, Inc. - Class A * (Media)	14,942	305,863
Lincare Holdings, Inc. * (Healthcare - Services)	5,784	225,345
Linear Technology Corp. (Semiconductors)	25,305	887,699
Marvell Technology Group, Ltd. * (Semiconductors)	17,111	925,705
Maxim Integrated Products, Inc. (Semiconductors)	27,956	1,038,565
MedImmune, Inc. * (Biotechnology)	16,388	599,473
Microchip Technology, Inc. (Semiconductors)	11,086	402,422
Microsoft Corp. (Software)	220,997	6,013,329
Monster Worldwide, Inc. * (Internet)	8,435	420,569
Network Appliance, Inc. * (Computers)	24,341	877,006
NII Holdings, Inc. - Class B * (Telecommunications)	9,158	540,047
NTL, Inc. * (Telecommunications)	19,280	561,241
NVIDIA Corp. * (Semiconductors)	10,363	593,385
Oracle Corp. * (Software)	133,755	1,831,107
PACCAR, Inc. (Auto Manufacturers)	11,809	832,298
Patterson Cos., Inc. * (Healthcare - Products)	8,194	288,429
Patterson-UTI Energy, Inc. (Oil & Gas)	10,845	346,606
Paychex, Inc. (Commercial Services)	22,413	933,726
Petsmart, Inc. (Retail)	8,676	244,143
Pixar Animation Studios * (Software)	7,471	479,190
Qualcomm, Inc. (Telecommunications)	124,115	6,281,461

Red Hat, Inc. * (Software)	10,845	303,443

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Research In Motion, Ltd. * (Computers)	11,568	981,892
Ross Stores, Inc. (Retail)	8,917	260,287
SanDisk Corp. * (Computers)	11,086	637,667
Sears Holdings Corp. * (Retail)	10,363	1,370,403
Sepracor, Inc. * (Pharmaceuticals)	6,507	317,607
Sigma-Aldrich Corp. (Chemicals)	4,097	269,542
Sirius Satellite Radio, Inc. * (Media)	89,652	455,432
Staples, Inc. (Retail)	30,366	774,940
Starbucks Corp. * (Retail)	66,034	2,485,520
Sun Microsystems, Inc. * (Computers)	93,508	479,696
Symantec Corp. * (Internet)	67,721	1,139,744
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	7,471	281,806
Tellabs, Inc. * (Telecommunications)	15,906	252,905
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	30,848	1,270,321
Urban Outfitters, Inc. * (Retail)	10,604	260,222
VeriSign, Inc. * (Internet)	14,460	346,895
Whole Foods Market, Inc. (Food)	8,435	560,421
Wynn Resorts, Ltd. * (Lodging)	6,748	518,584
Xilinx, Inc. (Semiconductors)	28,438	724,031
XM Satellite Radio Holdings, Inc. - Class A * (Media)	16,629	370,328
Yahoo!, Inc. * (Internet)	42,416	1,368,340

TOTAL COMMON STOCKS (Cost $59,916,188)		90,377,791

Repurchase Agreements (1.4%)

	Principal Amount
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $1,245,462 (Collateralized by $1,314,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $1,270,275)	$1,245,000	1,245,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,245,000)		1,245,000

TOTAL INVESTMENT SECURITIES (Cost $61,161,188) - 100.4% of net assets		$91,622,791

Percentages indicated are based on net assets of $91,277,329.

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2006 (Underlying face amount at value $2,066,400)	12	$24,254

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring June 2006 (Underlying face amount at value $826,560)	24	$(4,185)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.3%
Auto Manufacturers	0.9%
Biotechnology	8.0%
Chemicals	0.3%
Commercial Services	1.6%
Computers	11.0%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.3%
Electronics	1.0%
Food	0.6%
Healthcare-Products	1.7%
Healthcare-Services	0.2%
Internet	12.0%
Lodging	0.6%
Machinery – Construction & Mining	0.5%
Media	3.6%
Oil & Gas	0.4%
Pharmaceuticals	4.8%
Retail	7.9%
Semiconductors	12.2%
Software	15.2%
Telecommunications	13.3%
Textiles	0.6%
Transportation	1.2%
Other**	1.4%

**	Includes non-equity securities

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Large-Cap Value

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (100.4%)
3M Co. (Miscellaneous Manufacturing)	3,807	$288,152

Abbott Laboratories (Pharmaceuticals)	7,614	323,367
ACE, Ltd. (Insurance)	4,230	220,002
ADC Telecommunications, Inc. * (Telecommunications)	846	21,649
Advanced Micro Devices, Inc. * (Semiconductors)	5,076	168,320
Aetna, Inc. (Healthcare - Services)	4,230	207,862
AFLAC, Inc. (Insurance)	2,115	95,450
Agilent Technologies, Inc. * (Electronics)	3,384	127,069
Air Products & Chemicals, Inc. (Chemicals)	2,961	198,950
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	423	18,709
Albertson’s, Inc. (Food)	4,653	119,443
Alcoa, Inc. (Mining)	10,998	336,099
Allegheny Energy, Inc. * (Electric)	2,115	71,593
Allegheny Technologies, Inc. (Iron/Steel)	846	51,758
Allied Waste Industries, Inc. * (Environmental Control)	2,961	36,243
Allstate Corp. (Insurance)	8,460	440,851
Alltel Corp. (Telecommunications)	2,538	164,336
Altera Corp. * (Semiconductors)	1,692	34,923
Altria Group, Inc. (Agriculture)	10,152	719,370
Amerada Hess Corp. (Oil & Gas)	423	60,235
Ameren Corp. (Electric)	2,538	126,443
American Electric Power, Inc. (Electric)	5,076	172,686

American International Group, Inc. (Insurance)	13,959	922,550
American Power Conversion Corp. (Electrical Components & Equipment)	1,269	29,327
American Standard Cos. (Building Materials)	846	36,260
Ameriprise Financial, Inc. (Diversified Financial Services)	1,269	57,181
AmSouth Bancorp (Banks)	4,653	125,864
Analog Devices, Inc. (Semiconductors)	1,692	64,787

Andrew Corp. * (Telecommunications)	2,115	25,972

AON Corp. (Insurance)	4,230	175,587
Apartment Investment and Management Co. - Class A (REIT)	1,269	59,516
Apple Computer, Inc. * (Computers)	5,076	318,367
Applera Corp. - Applied Biosystems Group (Electronics)	846	22,960
Applied Materials, Inc. (Semiconductors)	10,575	185,168
Applied Micro Circuits Corp. * (Semiconductors)	3,807	15,494

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Archer-Daniels-Midland Co. (Agriculture)	8,460	284,679
Archstone-Smith Trust (REIT)	2,538	123,778
Ashland, Inc. (Chemicals)	846	60,134
AT&T, Inc. (Telecommunications)	49,914	1,349,675
Automatic Data Processing, Inc. (Software)	2,538	115,936
AutoNation, Inc. * (Retail)	2,115	45,578
Avaya, Inc. * (Telecommunications)	5,499	62,139
Avery Dennison Corp. (Household Products/Wares)	1,269	74,211
Avon Products, Inc. (Cosmetics/Personal Care)	2,115	65,925
Baker Hughes, Inc. (Oil & Gas Services)	1,692	115,733
Bank of America Corp. (Banks)	46,107	2,099,712
Bank of New York Co., Inc. (Banks)	9,729	350,633
Bausch & Lomb, Inc. (Healthcare - Products)	423	26,945
Baxter International, Inc. (Healthcare - Products)	2,961	114,917
BB&T Corp. (Banks)	6,768	265,306
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,269	176,010
BellSouth Corp. (Telecommunications)	23,265	806,132
Bemis Co., Inc. (Packaging & Containers)	1,269	40,075
Big Lots, Inc. * (Retail)	1,269	17,715
Biogen Idec, Inc. * (Biotechnology)	2,538	119,540
BMC Software, Inc. * (Software)	1,692	36,649
Boeing Co. (Aerospace/Defense)	6,345	494,466
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,382	353,941
Brown-Forman Corp. (Beverages)	423	32,558
Brunswick Corp. (Leisure Time)	1,269	49,313
Burlington Northern Santa Fe Corp. (Transportation)	4,653	387,734
CA, Inc. (Software)	3,807	103,588
Carnival Corp. (Leisure Time)	2,115	100,188
Caterpillar, Inc. (Machinery - Construction & Mining)	8,883	637,888
CBS Corp. - Class B (Media)	5,499	131,866
CenterPoint Energy, Inc. (Electric)	3,807	45,418
CenturyTel, Inc. (Telecommunications)	1,692	66,191
ChevronTexaco Corp. (Oil & Gas)	12,267	711,118
Chubb Corp. (Insurance)	2,538	242,227
CIENA Corp. * (Telecommunications)	5,076	26,446
CIGNA Corp. (Insurance)	846	110,505
Cincinnati Financial Corp. (Insurance)	1,269	53,387
Cinergy Corp. (Electric)	2,538	115,251
Circuit City Stores, Inc. (Retail)	2,115	51,775
CIT Group, Inc. (Diversified Financial Services)	2,538	135,834
Citigroup, Inc. (Diversified Financial Services)	64,719	3,057,326
Citizens Communications Co. (Telecommunications)	4,230	56,132

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
CMS Energy Corp. * (Electric)	2,961	38,345
Coca-Cola Co. (Beverages)	11,844	495,908
Coca-Cola Enterprises, Inc. (Beverages)	3,807	77,434

Comcast Corp. - Special Class A * (Media)	27,918	730,336
Comerica, Inc. (Banks)	2,115	122,607
Compass Bancshares, Inc. (Banks)	1,692	85,632
Computer Sciences Corp. * (Computers)	2,538	140,986
Compuware Corp. * (Software)	3,384	26,497
Comverse Technology, Inc. * (Telecommunications)	1,269	29,860
ConAgra Foods, Inc. (Food)	6,768	145,241
ConocoPhillips (Oil & Gas)	17,766	1,121,923
Consolidated Edison, Inc. (Electric)	2,961	128,804
Constellation Brands, Inc. * (Beverages)	2,538	63,577
Constellation Energy Group, Inc. (Electric)	2,115	115,712
Convergys Corp. * (Commercial Services)	846	15,406
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,269	110,276
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	846	12,132
Corning, Inc. * (Telecommunications)	11,844	318,722
Costco Wholesale Corp. (Retail)	5,922	320,737
CSX Corp. (Transportation)	2,961	177,068
Cummins, Inc. (Machinery-Diversified)	423	44,457

CVS Corp. (Retail)	10,575	315,875
Deere & Co. (Machinery-Diversified)	2,961	234,067
Dillards, Inc. - Class A (Retail)	846	22,030
Dollar General Corp. (Retail)	1,269	22,423
Dominion Resources, Inc. (Electric)	4,230	291,996
Dover Corp. (Miscellaneous Manufacturing)	2,538	123,245
DTE Energy Co. (Electric)	2,115	84,790
Du Pont (Chemicals)	11,844	499,936
Duke Energy Corp. (Electric)	11,844	345,252
Dynegy, Inc. - Class A * (Pipelines)	3,807	18,274
E*TRADE Financial Corp. * (Diversified Financial Services)	2,115	57,063
Eastman Chemical Co. (Chemicals)	846	43,298
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,807	108,271
Eaton Corp. (Miscellaneous Manufacturing)	1,692	123,465
Edison International (Electric)	2,115	87,096
El Paso Corp. (Pipelines)	8,460	101,943
Electronic Data Systems Corp. (Computers)	6,768	181,585
EMC Corp. * (Computers)	16,497	224,854
Emerson Electric Co. (Electrical Components & Equipment)	5,076	424,505
Engelhard Corp. (Chemicals)	1,692	67,020
Entergy Corp. (Electric)	2,538	174,970
Equity Office Properties Trust (REIT)	5,076	170,452
Equity Residential Properties Trust (REIT)	3,807	178,129

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Exelon Corp. (Electric)	3,384	179,014
Exxon Mobil Corp. (Oil & Gas)	28,764	1,750,578
Family Dollar Stores, Inc. (Retail)	846	22,504
Fannie Mae (Diversified Financial Services)	6,345	326,133
Federated Department Stores, Inc. (Retail)	3,384	247,032
FedEx Corp. (Transportation)	2,115	238,868
Fifth Third Bancorp (Banks)	3,384	133,194
First Horizon National Corp. (Banks)	1,692	70,472
FirstEnergy Corp. (Electric)	4,230	206,847
Fluor Corp. (Engineering & Construction)	1,269	108,880
Ford Motor Co. (Auto Manufacturers)	23,688	188,556
FPL Group, Inc. (Electric)	5,076	203,751
Franklin Resources, Inc. (Diversified Financial Services)	846	79,727
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,269	75,848
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	2,961	82,227
Gannett Co., Inc. (Media)	1,269	76,038
Gateway, Inc. * (Computers)	3,384	7,411
General Electric Co. (Miscellaneous Manufacturing)	70,218	2,442,182
General Motors Corp. (Auto Manufacturers)	7,191	152,953
Genuine Parts Co. (Distribution/Wholesale)	2,115	92,701
Genworth Financial, Inc. - Class A (Diversified Financial Services)	4,653	155,550
Genzyme Corp. * (Biotechnology)	1,269	85,302
Goodrich Corp. (Aerospace/Defense)	1,692	73,788
Halliburton Co. (Oil & Gas Services)	4,230	308,875
Harrah’s Entertainment, Inc. (Lodging)	846	65,954
Hartford Financial Services Group, Inc. (Insurance)	3,807	306,654
Hasbro, Inc. (Toys/Games/Hobbies)	2,115	44,627
HCA, Inc. (Healthcare - Services)	2,538	116,215
Heinz (H.J.) Co. (Food)	2,538	96,241
Hercules, Inc. * (Chemicals)	1,269	17,512
Hewlett-Packard Co. (Computers)	36,801	1,210,752
Hilton Hotels Corp. (Lodging)	2,115	53,848
Honeywell International, Inc. (Miscellaneous Manufacturing)	10,575	452,293
Huntington Bancshares, Inc. (Banks)	2,961	71,449
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,269	122,217
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	4,230	176,772
Intel Corp. (Semiconductors)	36,801	712,100
International Flavors & Fragrances, Inc. (Chemicals)	423	14,517
International Paper Co. (Forest Products & Paper)	6,345	219,346
Interpublic Group of Cos., Inc. * (Advertising)	3,384	32,351
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,961	178,874
J.P. Morgan Chase & Co. (Diversified Financial Services)	44,838	1,867,054

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
JDS Uniphase Corp. * (Telecommunications)	13,536	56,445
Jefferson-Pilot Corp. (Insurance)	1,692	94,650
Johnson Controls, Inc. (Auto Parts & Equipment)	2,538	192,710
Jones Apparel Group, Inc. (Apparel)	1,692	59,846
KB Home (Home Builders)	423	27,487
Kerr-McGee Corp. (Oil & Gas)	846	80,776
KeyCorp (Banks)	5,076	186,797
KeySpan Corp. (Gas)	2,115	86,440
Kimberly-Clark Corp. (Household Products/Wares)	2,538	146,697
Kinder Morgan, Inc. (Pipelines)	846	77,824
KLA -Tencor Corp. (Semiconductors)	1,269	61,369
Knight-Ridder, Inc. (Media)	423	26,738
Kroger Co. * (Food)	4,230	86,123
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,538	61,851
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,115	305,681
Limited, Inc. (Retail)	4,653	113,812
Lincoln National Corp. (Insurance)	2,115	115,458
Lockheed Martin Corp. (Aerospace/Defense)	4,653	349,580
Loews Corp. (Insurance)	1,692	171,230
Louisiana-Pacific Corp. (Forest Products & Paper)	1,269	34,517
LSI Logic Corp. * (Semiconductors)	3,384	39,119
Lucent Technologies, Inc. * (Telecommunications)	37,647	114,823
M&T Bank Corp. (Banks)	423	48,281
Marathon Oil Corp. (Oil & Gas)	4,653	354,419
Marriott International, Inc. - Class A (Lodging)	1,269	87,053
Marsh & McLennan Cos., Inc. (Insurance)	2,961	86,935
Marshall & Ilsley Corp. (Banks)	1,269	55,303
Masco Corp. (Building Materials)	5,499	178,662
Mattel, Inc. (Toys/Games/Hobbies)	5,076	92,027
MBIA, Inc. (Insurance)	846	50,870
McDonald’s Corp. (Retail)	7,614	261,617
McGraw-Hill Cos., Inc. (Media)	2,115	121,866
McKesson Corp. (Commercial Services)	3,807	198,459
MeadWestvaco Corp. (Forest Products & Paper)	2,115	57,761
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,692	96,816
Mellon Financial Corp. (Banks)	3,384	120,470
Merck & Co., Inc. (Pharmaceuticals)	15,228	536,482
Meredith Corp. (Media)	423	23,599
Merrill Lynch & Co., Inc. (Diversified Financial Services)	11,844	932,833
MetLife, Inc. (Insurance)	9,729	470,592
Micron Technology, Inc. * (Semiconductors)	8,037	118,305
Molex, Inc. (Electrical Components & Equipment)	1,269	42,131
Molson Coors Brewing Co. - Class B (Beverages)	846	58,053

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Monsanto Co. (Agriculture)	2,115	179,246
Monster Worldwide, Inc. * (Internet)	846	42,182
Moody’s Corp. (Commercial Services)	1,692	120,910
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	13,959	876,904
Motorola, Inc. (Telecommunications)	21,996	503,928
Murphy Oil Corp. (Oil & Gas)	846	42,148
National City Corp. (Banks)	7,191	250,966
National Semiconductor Corp. (Semiconductors)	2,538	70,658
National-Oilwell Varco, Inc. * (Oil & Gas Services)	846	54,246
Navistar International Corp. * (Auto Manufacturers)	846	23,333
NCR Corp. * (Computers)	1,269	53,032
Newell Rubbermaid, Inc. (Housewares)	3,384	85,243

Newmont Mining Corp. (Mining)	1,692	87,798
News Corp. - Class A (Media)	31,302	519,926
NICOR, Inc. (Gas)	423	16,734
NiSource, Inc. (Electric)	3,384	68,424
Noble Corp. (Oil & Gas)	423	34,305
Nordstrom, Inc. (Retail)	2,961	116,012
Norfolk Southern Corp. (Transportation)	5,076	274,459
North Fork Bancorp, Inc. (Banks)	5,922	170,731
Northern Trust Corp. (Banks)	1,269	66,623
Northrop Grumman Corp. (Aerospace/Defense)	4,653	317,753
Novell, Inc. * (Software)	5,076	38,984
Novellus Systems, Inc. * (Semiconductors)	846	20,304
Nucor Corp. (Iron/Steel)	2,115	221,631
Occidental Petroleum Corp. (Oil & Gas)	1,692	156,764
Office Depot, Inc. * (Retail)	1,692	63,010
OfficeMax, Inc. (Retail)	846	25,524
PACCAR, Inc. (Auto Manufacturers)	2,115	149,065
Pactiv Corp. * (Packaging & Containers)	846	20,761
Pall Corp. (Miscellaneous Manufacturing)	846	26,387
Parametric Technology Corp. * (Software)	846	13,815
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,692	136,392
Peoples Energy Corp. (Gas)	423	15,076
PerkinElmer, Inc. (Electronics)	1,692	39,711
PG&E Corp. (Electric)	4,230	164,547
Phelps Dodge Corp. (Mining)	2,538	204,385
Pinnacle West Capital Corp. (Electric)	1,269	49,618
Pitney Bowes, Inc. (Office/Business Equipment)	1,269	54,478
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,269	46,864
PMC-Sierra, Inc. * (Semiconductors)	1,269	15,596
PNC Financial Services Group (Banks)	3,807	256,249

PPG Industries, Inc. (Chemicals)	2,115	133,985

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
PPL Corp. (Electric)	4,653	136,798
Praxair, Inc. (Chemicals)	1,692	93,314
Principal Financial Group, Inc. (Insurance)	3,384	165,139
Progress Energy, Inc. (Electric)	3,384	148,828
Prologis (REIT)	2,115	113,153
Prudential Financial, Inc. (Insurance)	2,961	224,473
Public Service Enterprise Group, Inc. (Electric)	3,384	216,711
Public Storage, Inc. (REIT)	423	34,360
Pulte Homes, Inc. (Home Builders)	2,538	97,510
Qualcomm, Inc. (Telecommunications)	8,460	428,161
Qwest Communications International, Inc. * (Telecommunications)	19,881	135,191
R.R. Donnelley & Sons Co. (Commercial Services)	2,961	96,884
Raytheon Co. (Aerospace/Defense)	5,499	252,074
Regions Financial Corp. (Banks)	5,922	208,277
Reynolds American, Inc. (Agriculture)	1,269	133,880
Robert Half International, Inc. (Commercial Services)	846	32,664
Rockwell International Corp. (Machinery-Diversified)	1,269	91,254
Rohm & Haas Co. (Chemicals)	1,692	82,688
Rowan Cos., Inc. (Oil & Gas)	846	37,190
Ryder System, Inc. (Transportation)	846	37,884
Sabre Holdings Corp. (Leisure Time)	1,692	39,813
SAFECO Corp. (Insurance)	1,692	84,955
Safeway, Inc. (Food)	5,922	148,760
Sanmina-SCI Corp. * (Electronics)	6,768	27,749
Sara Lee Corp. (Food)	4,653	83,196
Schlumberger, Ltd. (Oil & Gas Services)	4,653	588,929
Schwab (Diversified Financial Services)	6,768	116,477

Sealed Air Corp. (Packaging & Containers)	846	48,958
Sempra Energy (Gas)	3,384	157,220
Sherwin-Williams Co. (Chemicals)	846	41,826
Simon Property Group, Inc. (REIT)	1,269	106,774
Snap-on, Inc. (Hand/Machine Tools)	846	32,250
Solectron Corp. * (Electronics)	11,844	47,376
Southern Co. (Electric)	9,306	304,957
Southwest Airlines Co. (Airlines)	5,076	91,317
Sovereign Bancorp, Inc. (Savings & Loans)	4,653	101,947
Sprint Corp. (Telecommunications)	37,647	972,798
St. Paul Cos., Inc. (Insurance)	8,883	371,221
Staples, Inc. (Retail)	3,807	97,155
State Street Corp. (Banks)	1,692	102,248
Sun Microsystems, Inc. * (Computers)	43,569	223,509
Sunoco, Inc. (Oil & Gas)	1,692	131,248
SunTrust Banks, Inc. (Banks)	4,653	338,552
SuperValu, Inc. (Food)	1,692	52,147
Symbol Technologies, Inc. (Electronics)	3,384	35,803
Synovus Financial Corp. (Banks)	2,115	57,295
T. Rowe Price Group, Inc. (Diversified Financial Services)	846	66,166
TECO Energy, Inc. (Electric)	2,538	40,913
Tektronix, Inc. (Electronics)	846	30,211

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Tellabs, Inc. * (Telecommunications)	5,922	94,160
Temple-Inland, Inc. (Forest Products & Paper)	1,269	56,534
Tenet Healthcare Corp. * (Healthcare - Services)	5,922	43,704
Teradyne, Inc. * (Semiconductors)	2,538	39,364
Texas Instruments, Inc. (Semiconductors)	10,152	329,635
Textron, Inc. (Miscellaneous Manufacturing)	1,692	158,016
The AES Corp. * (Electric)	4,230	72,164
The Dow Chemical Co. (Chemicals)	12,267	498,040
The E.W. Scripps Co. - Class A (Media)	423	18,912
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	423	15,731
The Gap, Inc. (Retail)	2,961	55,311
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,922	929,517
The Hershey Co. (Food)	846	44,187
The New York Times Co. - Class A (Media)	846	21,412
The Pepsi Bottling Group, Inc. (Beverages)	846	25,710
The Stanley Works (Hand/Machine Tools)	846	42,858
Thermo Electron Corp. * (Electronics)	1,269	47,067
Time Warner, Inc. (Media)	27,495	461,641
Torchmark Corp. (Insurance)	846	48,307
Transocean Sedco Forex, Inc. * (Oil & Gas)	2,538	203,801
Tribune Co. (Media)	3,384	92,823
Tronox, Inc. - Class B * (Chemicals)	171	2,898
TXU Corp. (Electric)	3,807	170,401
Tyco International, Ltd. (Miscellaneous Manufacturing)	25,803	693,585
Tyson Foods, Inc. - Class A (Food)	3,384	46,496
U.S. Bancorp (Banks)	23,265	709,583
Union Pacific Corp. (Transportation)	3,384	315,896
Unisys Corp. * (Computers)	4,230	29,145
United Parcel Service, Inc. - Class B (Transportation)	5,076	402,934
United States Steel Corp. (Iron/Steel)	1,269	77,003
United Technologies Corp. (Aerospace/Defense)	13,113	760,161
UnumProvident Corp. (Insurance)	3,807	77,967
V. F. Corp. (Apparel)	1,269	72,206
Verizon Communications, Inc. (Telecommunications)	37,224	1,267,849
Viacom, Inc. - Class B * (Media)	7,191	279,011
Vornado Realty Trust (REIT)	846	81,216
Vulcan Materials Co. (Building Materials)	846	73,306
W.W. Grainger, Inc. (Distribution/Wholesale)	423	31,873
Wachovia Corp. (Banks)	19,881	1,114,330
Walt Disney Co. (Media)	24,534	684,254
Washington Mutual, Inc. (Savings & Loans)	12,690	540,848
Waste Management, Inc. (Environmental Control)	3,384	119,455

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Weatherford International, Ltd. * (Oil & Gas Services)	2,115	96,761
WellPoint, Inc. * (Healthcare - Services)	8,037	622,305
Wells Fargo & Co. (Banks)	21,573	1,377,867
Weyerhaeuser Co. (Forest Products & Paper)	2,961	214,465
Whirlpool Corp. (Home Furnishings)	846	77,384
Williams Cos., Inc. (Pipelines)	7,191	153,815
Xcel Energy, Inc. (Electric)	5,076	92,129
Xerox Corp. * (Office/Business Equipment)	12,267	186,459
Xilinx, Inc. (Semiconductors)	2,115	53,848
XL Capital, Ltd. - Class A (Insurance)	2,115	135,593
Zions Bancorp (Banks)	846	69,990

TOTAL COMMON STOCKS (Cost $66,894,769)		74,195,867

	Principal Amount
Repurchase Agreements (0.4%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $264,098 (Collateralized by $279,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $269,716)	$264,000	264,000

TOTAL REPURCHASE AGREEMENTS (Cost $264,000)		264,000

TOTAL INVESTMENT SECURITIES (Cost $67,158,769) - 100.8% of net assets		$74,459,867

Percentages indicated are based on net assets of $73,863,053.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $130,400)	2	$2,218

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	NM
Aerospace/Defense	3.0%
Agriculture	1.8%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.7%
Auto Parts & Equipment	0.3%
Banks	11.4%
Beverages	1.0%
Biotechnology	0.3%
Building Materials	0.4%
Chemicals	2.4%
Commercial Services	0.6%
Computers	3.2%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

Diversified Financial Services	12.3%
Electric	5.2%
Electrical Components & Equipment	0.7%
Electronics	0.5%
Engineering & Construction	0.1%
Environmental Control	0.2%
Food	1.1%
Forest Products & Paper	0.9%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare-Products	0.2%
Healthcare-Services	1.3%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products\Wares	0.3%
Housewares	0.1%
Insurance	6.3%
Internet	0.1%
Iron/Steel	0.5%
Leisure Time	0.3%
Lodging	0.3%
Machinery – Construction & Mining	0.9%
Machinery-Diversified	0.5%
Media	4.3%
Mining	1.0%
Miscellaneous Manufacturing	6.8%
Office/Business Equipment	0.3%
Oil & Gas	6.3%
Oil & Gas Services	1.6%
Packaging & Containers	0.1%
Pharmaceuticals	1.8%
Pipelines	0.5%
Real Estate Investment Trust	1.2%
Retail	2.7%
Savings & Loans	0.9%
Semiconductors	2.7%
Software	0.5%
Telecommunications	8.7%
Toys/Games/Hobbies	0.2%
Transportation	2.5%
Other**	0.4%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Large-Cap Growth

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.2%)
3M Co. (Miscellaneous Manufacturing)	5,126	$387,987

Abbott Laboratories (Pharmaceuticals)	11,184	474,984
ADC Telecommunications, Inc. * (Telecommunications)	466	11,925
Adobe Systems, Inc. (Software)	6,990	244,091
Aetna, Inc. (Healthcare - Services)	2,796	137,395
Affiliated Computer Services, Inc. - Class A * (Computers)	1,398	83,405
AFLAC, Inc. (Insurance)	3,728	168,245
Agilent Technologies, Inc. * (Electronics)	1,864	69,993
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	466	20,611
Allegheny Technologies, Inc. (Iron/Steel)	466	28,510
Allergan, Inc. (Pharmaceuticals)	1,398	151,683
Alltel Corp. (Telecommunications)	1,864	120,694
Altera Corp. * (Semiconductors)	2,796	57,709
Altria Group, Inc. (Agriculture)	14,912	1,056,665
Amazon.com, Inc. * (Internet)	3,728	136,109
Ambac Financial Group, Inc. (Insurance)	1,398	111,281
Amerada Hess Corp. (Oil & Gas)	466	66,358
American Express Co. (Diversified Financial Services)	14,446	759,137
American International Group, Inc. (Insurance)	17,708	1,170,321
American Power Conversion Corp. (Electrical Components & Equipment)	932	21,539
American Standard Cos. (Building Materials)	1,398	59,918
Ameriprise Financial, Inc. (Diversified Financial Services)	1,864	83,992
AmerisourceBergen Corp. (Pharmaceuticals)	2,796	134,963
Amgen, Inc. * (Biotechnology)	14,446	1,050,947
Anadarko Petroleum Corp. (Oil & Gas)	2,796	282,424

Analog Devices, Inc. (Semiconductors)	2,796	107,059

Anheuser-Busch Cos., Inc. (Beverages)	8,854	378,686

Apache Corp. (Oil & Gas)	3,728	244,221
Apollo Group, Inc. - Class A * (Commercial Services)	1,864	97,879
Apple Computer, Inc. * (Computers)	5,126	321,503
Applera Corp. - Applied Biosystems Group (Electronics)	1,398	37,942
Applied Materials, Inc. (Semiconductors)	8,854	155,034
Autodesk, Inc. * (Software)	2,796	107,702
Automatic Data Processing, Inc. (Software)	4,194	191,582

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
AutoZone, Inc. * (Retail)	466	46,456
Avon Products, Inc. (Cosmetics/Personal Care)	3,262	101,677
Baker Hughes, Inc. (Oil & Gas Services)	2,796	191,246
Ball Corp. (Packaging & Containers)	1,398	61,275
Bank of America Corp. (Banks)	12,582	572,985
Bard (C.R.), Inc. (Healthcare - Products)	1,398	94,798
Barr Pharmaceuticals Inc. * (Pharmaceuticals)	1,398	88,046
Bausch & Lomb, Inc. (Healthcare - Products)	466	29,684
Baxter International, Inc. (Healthcare - Products)	4,660	180,855
Becton, Dickinson & Co. (Healthcare - Products)	2,796	172,178
Bed Bath & Beyond, Inc. * (Retail)	3,262	125,261
Best Buy Co., Inc. (Retail)	4,660	260,634
Biogen Idec, Inc. * (Biotechnology)	1,864	87,794
Biomet, Inc. (Healthcare - Products)	2,796	99,314
BJ Services Co. (Oil & Gas Services)	3,728	128,989
Black & Decker Corp. (Hand/Machine Tools)	932	80,981
BMC Software, Inc. * (Software)	932	20,187
Boeing Co. (Aerospace/Defense)	3,728	290,523
Boston Scientific Corp. * (Healthcare - Products)	6,990	161,120
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,786	240,833
Broadcom Corp. - Class A * (Semiconductors)	4,660	201,126
Brown-Forman Corp. (Beverages)	466	35,868
CA, Inc. (Software)	1,864	50,719
Campbell Soup Co. (Food)	2,330	75,492
Capital One Financial Corp. (Diversified Financial Services)	3,262	262,656
Cardinal Health, Inc. (Pharmaceuticals)	5,126	381,990

Caremark Rx, Inc. * (Pharmaceuticals)	5,126	252,097
Carnival Corp. (Leisure Time)	3,262	154,521
CBS Corp. - Class B (Media)	3,728	89,397
Cendant Corp. (Commercial Services)	12,116	210,212
Centex Corp. (Home Builders)	1,398	86,662
Chesapeake Energy Corp. (Oil & Gas)	4,194	131,734
ChevronTexaco Corp. (Oil & Gas)	14,912	864,449
Chiron Corp. * (Biotechnology)	1,398	64,042
CIENA Corp. * (Telecommunications)	1,864	9,711
CIGNA Corp. (Insurance)	932	121,738
Cincinnati Financial Corp. (Insurance)	932	39,209
Cintas Corp. (Textiles)	1,398	59,583
Cisco Systems, Inc. * (Telecommunications)	71,764	1,555,127
Citrix Systems, Inc. * (Software)	1,864	70,646
Clear Channel Communications, Inc. (Media)	6,524	189,261
Clorox Co. (Household Products/Wares)	1,864	111,560
Coach, Inc. * (Apparel)	4,660	161,143

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Coca-Cola Co. (Beverages)	13,048	546,320
Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,058	345,912
Compuware Corp. * (Software)	1,398	10,946
Comverse Technology, Inc. * (Telecommunications)	932	21,930
Convergys Corp. * (Commercial Services)	466	8,486
Corning, Inc. * (Telecommunications)	6,990	188,101
Countrywide Credit Industries, Inc. (Diversified Financial Services)	6,990	256,533
Coventry Health Care, Inc. * (Healthcare - Services)	1,864	100,619
D.R. Horton, Inc. (Home Builders)	3,262	108,364
Danaher Corp. (Miscellaneous Manufacturing)	2,796	177,686
Darden Restaurants, Inc. (Retail)	1,398	57,360
Dell, Inc. * (Computers)	27,494	818,221
Devon Energy Corp. (Oil & Gas)	5,126	313,557
Dollar General Corp. (Retail)	2,330	41,171
Dow Jones & Co., Inc. (Media)	466	18,314
E*TRADE Financial Corp. * (Diversified Financial Services)	2,796	75,436
eBay, Inc. * (Internet)	13,514	527,857
Ecolab, Inc. (Chemicals)	2,330	89,006
Edison International (Electric)	1,864	76,760
Electronic Arts, Inc. * (Software)	3,728	203,996
Eli Lilly & Co. (Pharmaceuticals)	13,048	721,554
EMC Corp. * (Computers)	12,582	171,493
EOG Resources, Inc. (Oil & Gas)	2,796	201,312
Equifax, Inc. (Commercial Services)	1,398	52,062
Exelon Corp. (Electric)	4,660	246,513
Express Scripts, Inc. * (Pharmaceuticals)	1,864	163,846
Exxon Mobil Corp. (Oil & Gas)	46,600	2,836,076
Family Dollar Stores, Inc. (Retail)	932	24,791
Fannie Mae (Diversified Financial Services)	5,592	287,429
Federated Investors, Inc. - Class B (Diversified Financial Services)	932	36,395
FedEx Corp. (Transportation)	1,398	157,890
Fifth Third Bancorp (Banks)	3,262	128,392
First Data Corp. (Software)	8,854	414,544
Fiserv, Inc. * (Software)	2,330	99,142
Fisher Scientific International, Inc. * (Electronics)	1,398	95,133
Forest Laboratories, Inc. * (Pharmaceuticals)	3,728	166,381
Fortune Brands, Inc. (Household Products/Wares)	1,864	150,294
Franklin Resources, Inc. (Diversified Financial Services)	932	87,832
Freddie Mac (Diversified Financial Services)	7,922	483,242
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	932	55,706
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	1,864	51,763
Gannett Co., Inc. (Media)	1,398	83,768
General Dynamics Corp. (Aerospace/Defense)	4,660	298,148

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
General Electric Co. (Miscellaneous Manufacturing)	59,182	2,058,350
General Mills, Inc. (Food)	4,194	212,552
Genzyme Corp. * (Biotechnology)	1,864	125,298
Gilead Sciences, Inc. * (Pharmaceuticals)	5,126	318,940
Golden West Financial Corp. (Savings & Loans)	2,796	189,848
Guidant Corp. (Healthcare - Products)	3,728	291,008
H & R Block, Inc. (Commercial Services)	3,728	80,711
Halliburton Co. (Oil & Gas Services)	1,864	136,109
Harley-Davidson, Inc. (Leisure Time)	3,262	169,233
Harman International Industries, Inc. (Home Furnishings)	932	103,573
Harrah’s Entertainment, Inc. (Lodging)	1,398	108,988
HCA, Inc. (Healthcare - Services)	2,796	128,029
Health Management Associates, Inc. - Class A (Healthcare - Services)	2,796	60,310
Heinz (H.J.) Co. (Food)	1,864	70,683
Hilton Hotels Corp. (Lodging)	1,864	47,457
Home Depot, Inc. (Retail)	24,698	1,044,724
Hospira, Inc. * (Pharmaceuticals)	1,864	73,553
Humana, Inc. * (Healthcare - Services)	1,864	98,140
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	932	89,761
IMS Health, Inc. (Software)	2,796	72,053
Intel Corp. (Semiconductors)	36,348	703,334
International Business Machines Corp. (Computers)	18,174	1,498,810
International Flavors & Fragrances, Inc. (Chemicals)	466	15,993
International Game Technology (Entertainment)	3,728	131,300
Interpublic Group of Cos., Inc. * (Advertising)	1,864	17,820
Intuit, Inc. * (Software)	1,864	99,146
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,864	104,794
Jabil Circuit, Inc. * (Electronics)	1,864	79,891
Janus Capital Group, Inc. (Diversified Financial Services)	2,330	53,986
JDS Uniphase Corp. * (Telecommunications)	6,990	29,148
Johnson & Johnson (Healthcare - Products)	34,484	2,042,141
KB Home (Home Builders)	466	30,281
Kellogg Co. (Food)	2,796	123,136
Kerr-McGee Corp. (Oil & Gas)	466	44,494
Kimberly-Clark Corp. (Household Products/Wares)	2,796	161,610
Kinder Morgan, Inc. (Pipelines)	466	42,867
King Pharmaceuticals, Inc. *	2,796	48,231
(Pharmaceuticals)
KLA -Tencor Corp. (Semiconductors)	1,398	67,607
Knight-Ridder, Inc. (Media)	466	29,456
Kohls Corp. * (Retail)	4,194	222,324
Kroger Co. * (Food)	4,660	94,878
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,398	119,934

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,398	81,755
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,398	202,053
Lennar Corp. - Class A (Home Builders)	1,398	84,411
Lexmark International, Inc. - Class A * (Computers)	1,398	63,441
Linear Technology Corp. (Semiconductors)	3,728	130,778
Liz Claiborne, Inc. (Apparel)	1,398	57,290
Lowe’s Cos., Inc. (Retail)	9,320	600,580
LSI Logic Corp. * (Semiconductors)	1,398	16,161
Lucent Technologies, Inc. * (Telecommunications)	17,708	54,009
M&T Bank Corp. (Banks)	466	53,189
Manor Care, Inc. (Healthcare - Services)	932	41,334
Marriott International, Inc. - Class A (Lodging)	932	63,935
Marsh & McLennan Cos., Inc. (Insurance)	3,728	109,454
Marshall & Ilsley Corp. (Banks)	932	40,617
Maxim Integrated Products, Inc. (Semiconductors)	3,728	138,495
MBIA, Inc. (Insurance)	932	56,041
McCormick & Co., Inc. (Food)	1,398	47,336
McDonald’s Corp. (Retail)	7,922	272,200
McGraw-Hill Cos., Inc. (Media)	2,330	134,255
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,864	106,658
MedImmune, Inc. * (Biotechnology)	2,796	102,278
Medtronic, Inc. (Healthcare - Products)	13,980	709,484

Mellon Financial Corp. (Banks)	1,864	66,358
Merck & Co., Inc. (Pharmaceuticals)	11,650	410,430
Meredith Corp. (Media)	466	25,998
MGIC Investment Corp. (Insurance)	932	62,099
Microsoft Corp. (Software)	106,714	2,903,687
Millipore Corp. * (Biotechnology)	466	34,046
Molex, Inc. (Electrical Components & Equipment)	466	15,471
Monsanto Co. (Agriculture)	932	78,987
Monster Worldwide, Inc. * (Internet)	466	23,235
Moody’s Corp. (Commercial Services)	1,398	99,901
Motorola, Inc. (Telecommunications)	8,854	202,845
Murphy Oil Corp. (Oil & Gas)	932	46,432
Mylan Laboratories, Inc. (Pharmaceuticals)	2,330	54,522
Nabors Industries, Ltd. * (Oil & Gas)	1,864	133,425
National Semiconductor Corp. (Semiconductors)	1,864	51,894
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,398	89,640
NCR Corp. * (Computers)	932	38,948
Network Appliance, Inc. * (Computers)	4,194	151,110
Newmont Mining Corp. (Mining)	3,262	169,265
NIKE, Inc. - Class B (Apparel)	2,330	198,283
See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Noble Corp. (Oil & Gas)	932	75,585
Northern Trust Corp. (Banks)	932	48,930
Novellus Systems, Inc. * (Semiconductors)	466	11,184
NVIDIA Corp. * (Semiconductors)	1,864	106,733
Occidental Petroleum Corp. (Oil & Gas)	3,262	302,224
Office Depot, Inc. * (Retail)	2,330	86,769
Omnicom Group, Inc. (Advertising)	2,330	193,972
Oracle Corp. * (Software)	43,804	599,677
Pactiv Corp. * (Packaging & Containers)	932	22,871
Pall Corp. (Miscellaneous Manufacturing)	932	29,069
Parametric Technology Corp. * (Software)	466	7,610
Patterson Cos., Inc. * (Healthcare - Products)	1,398	49,210
Paychex, Inc. (Commercial Services)	3,728	155,308
PepsiCo, Inc. (Beverages)	19,106	1,104,136
Pfizer, Inc. (Pharmaceuticals)	85,744	2,136,739
Pitney Bowes, Inc. (Office/Business Equipment)	1,398	60,016
Plum Creek Timber Co., Inc. (Forest Products & Paper)	932	34,419
PMC-Sierra, Inc. * (Semiconductors)	932	11,454
Praxair, Inc. (Chemicals)	1,864	102,800
Procter & Gamble Co. (Cosmetics/Personal Care)	39,144	2,255,477
Progressive Corp. (Insurance)	2,330	242,926
Prologis (REIT)	932	49,862
Prudential Financial, Inc. (Insurance)	3,262	247,292
Public Storage, Inc. (REIT)	466	37,853
QLogic Corp. * (Semiconductors)	1,864	36,068
Qualcomm, Inc. (Telecommunications)	11,184	566,022

Quest Diagnostics, Inc. (Healthcare - Services)	1,864	95,623
RadioShack Corp. (Retail)	1,398	26,884
Robert Half International, Inc. (Commercial Services)	932	35,985
Rockwell Collins, Inc. (Aerospace/Defense)	1,864	105,036
Rockwell International Corp. (Machinery-Diversified)	932	67,020
Rowan Cos., Inc. (Oil & Gas)	466	20,485
Sara Lee Corp. (Food)	4,660	83,321
Schering-Plough Corp. (Pharmaceuticals)	17,242	327,426
Schlumberger, Ltd. (Oil & Gas Services)	2,796	353,889
Schwab (Diversified Financial Services)	6,058	104,258
Sears Holdings Corp. * (Retail)	932	123,248
Sherwin-Williams Co. (Chemicals)	466	23,039
Sigma-Aldrich Corp. (Chemicals)	932	61,316
Simon Property Group, Inc. (REIT)	932	78,418
SLM Corp. (Diversified Financial Services)	4,660	242,040
Southwest Airlines Co. (Airlines)	3,728	67,067

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
St. Jude Medical, Inc. * (Healthcare - Products)	4,194	171,954
Staples, Inc. (Retail)	5,126	130,816
Starbucks Corp. * (Retail)	8,854	333,265
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,330	157,812
State Street Corp. (Banks)	2,330	140,802
Stryker Corp. (Healthcare - Products)	3,262	144,637
Symantec Corp. * (Internet)	12,582	211,755
Synovus Financial Corp. (Banks)	1,864	50,496
Sysco Corp. (Food)	7,456	238,964
T. Rowe Price Group, Inc. (Diversified Financial Services)	932	72,892
Target Corp. (Retail)	10,252	533,206
Tektronix, Inc. (Electronics)	466	16,641
Texas Instruments, Inc. (Semiconductors)	9,320	302,620
The AES Corp. * (Electric)	3,728	63,600
The E.W. Scripps Co. - Class A (Media)	466	20,835
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	932	34,661
The Gap, Inc. (Retail)	4,194	78,344
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,864	26,991
The Hershey Co. (Food)	1,398	73,018
The New York Times Co. - Class A (Media)	932	23,589
The Pepsi Bottling Group, Inc. (Beverages)	932	28,323
Thermo Electron Corp. * (Electronics)	466	17,284
Tiffany & Co. (Retail)	1,864	69,975
Time Warner, Inc. (Media)	29,358	492,921
TJX Cos., Inc. (Retail)	5,592	138,793
Torchmark Corp. (Insurance)	466	26,609
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,398	112,259
Tronox, Inc. - Class B * (Chemicals)	94	1,596
TXU Corp. (Electric)	1,864	83,433
United Parcel Service, Inc. - Class B (Transportation)	8,388	665,840
UnitedHealth Group, Inc. (Healthcare - Services)	15,844	885,046
Univision Communications, Inc. - Class A * (Media)	2,796	96,378
UST, Inc. (Agriculture)	1,864	77,542
Valero Energy Corp. (Oil & Gas)	7,456	445,720
VeriSign, Inc. * (Internet)	2,796	67,076
Viacom, Inc. - Class B * (Media)	2,796	108,485
Vornado Realty Trust (REIT)	932	89,473
Vulcan Materials Co. (Building Materials)	466	40,379
W.W. Grainger, Inc. (Distribution/Wholesale)	466	35,113
Wal-Mart Stores, Inc. (Retail)	28,892	1,364,857
Walgreen Co. (Retail)	11,650	502,465
Waste Management, Inc. (Environmental Control)	3,262	115,149
Waters Corp. * (Electronics)	1,398	60,324
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,398	40,179

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Weatherford International, Ltd. * (Oil & Gas Services)	2,330	106,598
Wendy’s International, Inc. (Retail)	1,398	86,760
Whole Foods Market, Inc. (Food)	1,398	92,883
Wrigley (Wm.) Jr. Co. (Food)	1,864	119,296
Wyeth (Pharmaceuticals)	15,844	768,750
Xilinx, Inc. (Semiconductors)	2,330	59,322
XTO Energy, Inc. (Oil & Gas)	4,194	182,733
Yahoo!, Inc. * (Internet)	14,912	481,061
YUM! Brands, Inc. (Retail)	3,262	159,381
Zimmer Holdings, Inc. * (Healthcare - Products)	2,796	189,010
Zions Bancorp (Banks)	466	38,552

TOTAL COMMON STOCKS (Cost $64,199,902)		68,075,109

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $112,042 (Collateralized by $119,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $115,040)	$112,000	112,000

TOTAL REPURCHASE AGREEMENTS (Cost $112,000)		112,000

TOTAL INVESTMENT SECURITIES (Cost $64,311,902) - 99.4% of net assets		$68,187,109

Percentages indicated are based on net assets of $68,605,129.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $130,400)	2	$2,218

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	1.8%
Airlines	0.1%
Apparel	0.6%
Auto Parts & Equipment	NM
Banks	1.7%
Beverages	3.1%
Biotechnology	2.1%
Building Materials	0.1%
Chemicals	0.4%
Commercial Services	1.1%
Computers	4.6%
Cosmetics/Personal Care	4.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.4%
Electric	0.7%
Electrical Components & Equipment	0.1%
Electronics	0.5%

See accompanying notes to the Schedules of Portfolio Investments.

Entertainment	0.2%
Environmental Control	0.2%
Food	1.8%
Forest Products & Paper	0.1%
Hand/Machine Tools	0.1%
Healthcare - Products	6.3%
Healthcare - Services	2.4%
Home Builders	0.5%
Home Furnishings	0.2%
Household Products/Wares	0.6%
Insurance	3.4%
Internet	2.1%
Iron/Steel	NM
Leisure Time	0.5%
Lodging	0.6%
Machinery - Diversified	0.1%
Media	1.9%
Mining	0.3%
Miscellaneous Manufacturing	4.2%
Office/Business Equipment	0.1%
Oil & Gas	9.1%
Oil & Gas Services	1.5%
Packaging & Containers	0.1%
Pharmaceuticals	10.2%
Pipelines	0.1%
Real Estate Investment Trust	0.4%
Retail	9.1%
Savings & Loans	0.3%
Semiconductors	3.2%
Software	7.4%
Telecommunications	4.0%
Textiles	0.1%
Transportation	1.2%
Other**	0.2%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Mid-Cap Value

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.9%)	74,480	$381,338
3Com Corp. * (Telecommunications)
99 Cents Only Stores * (Retail)	3,136	42,524
Acxiom Corp. (Software)	14,896	384,912
Adesa, Inc. (Commercial Services)	10,192	272,534
ADTRAN, Inc. (Telecommunications)	6,272	164,201
Advanced Medical Optics, Inc. * (Healthcare - Products)	8,624	402,223
Advent Software, Inc. * (Software)	1,568	44,563
Affymetrix, Inc. * (Biotechnology)	3,136	103,268
AGCO Corp. * (Machinery-Diversified)	17,248	357,724

AGL Resources, Inc. (Gas)	14,896	537,001
Airgas, Inc. (Chemicals)	8,624	337,112
Alaska Air Group, Inc. * (Airlines)	5,488	194,550
Albemarle Corp. (Chemicals)	7,056	319,990
Alexander & Baldwin, Inc. (Transportation)	8,624	411,192
Alliant Energy Corp. (Electric)	22,736	715,502
AMB Property Corp. (REIT)	16,464	893,501
American Financial Group, Inc. (Insurance)	8,624	358,845
American Greetings Corp. - Class A (Household Products/Wares)	12,544	271,202
AmeriCredit Corp. * (Diversified Financial Services)	14,112	433,662
Amerus Group Co. (Insurance)	7,840	472,282
Ametek, Inc. (Electrical Components & Equipment)	4,704	211,492
AnnTaylor Stores Corp. * (Retail)	7,840	288,434
Aqua America, Inc. (Water)	12,544	348,974
Aquila, Inc. * (Electric)	72,128	287,791
Arch Coal, Inc. (Coal)	7,056	535,833
Arrow Electronics, Inc. * (Electronics)	22,736	733,691
Arthur J. Gallagher & Co. (Insurance)	7,840	218,030
ArvinMeritor, Inc. (Auto Parts & Equipment)	13,328	198,720
Associated Banc-Corp (Banks)	26,656	905,770
Astoria Financial Corp. (Savings & Loans)	17,248	533,998
Atmel Corp. * (Semiconductors)	82,320	388,550
Avnet, Inc. * (Electronics)	28,224	716,325
Avocent Corp. * (Internet)	5,488	174,189
Bandag, Inc. (Auto Parts & Equipment)	2,352	98,478
Bank of Hawaii Corp. (Banks)	10,192	543,336
Banta Corp. (Commercial Services)	4,704	244,514
Barnes & Noble, Inc. (Retail)	6,272	290,080
Beazer Homes USA, Inc. (Home Builders)	3,136	206,035
Belo Corp. - Class A (Media)	18,032	358,476
BJ’s Wholesale Club, Inc. * (Retail)	13,328	419,965
Black Hills Corp. (Electric)	6,272	213,248
Blyth, Inc. (Household Products/Wares)	5,488	115,358

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Bob Evans Farms, Inc. (Retail)	7,056	209,634
Borders Group, Inc. (Retail)	12,544	316,611
BorgWarner, Inc. (Auto Parts & Equipment)	10,976	659,000
Bowater, Inc. (Forest Products & Paper)	10,976	324,670
Boyd Gaming Corp. (Lodging)	3,920	195,765
Brinker International, Inc. (Retail)	4,704	198,744
Cabot Corp. (Chemicals)	11,760	399,722
Cadence Design Systems, Inc. * (Computers)	32,144	594,342
Callaway Golf Co. (Leisure Time)	12,544	215,757
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	6,272	513,050
Carmax, Inc. * (Retail)	12,544	409,938
Cathay Bancorp, Inc. (Banks)	4,704	177,059
CBRL Group, Inc. (Retail)	9,408	413,105
Ceridian Corp. * (Computers)	17,248	438,961
Charles River Laboratories International, Inc. * (Biotechnology)	6,272	307,453
CheckFree Corp. * (Internet)	10,976	554,288
Chemtura Corp. (Chemicals)	46,256	544,896
Cincinnati Bell, Inc. * (Telecommunications)	47,824	216,164
City National Corp. (Banks)	3,920	301,017
Claire’s Stores, Inc. (Retail)	8,624	313,137
CNF, Inc. (Transportation)	10,192	508,989
Commscope, Inc. * (Telecommunications)	10,976	313,365
Cooper Cameron Corp. * (Oil & Gas Services)	12,544	552,940
Covance, Inc. * (Healthcare - Services)	4,704	276,360

Crane Co. (Miscellaneous Manufacturing)	9,408	385,822
Credence Systems Corp. * (Semiconductors)	18,816	138,109
Cullen/Frost Bankers, Inc. (Banks)	5,488	294,980
Cypress Semiconductor Corp. * (Semiconductors)	17,248	292,354
Cytec Industries, Inc. (Chemicals)	7,840	470,478
Dean Foods Co. * (Food)	12,544	487,084
Deluxe Corp. (Commercial Services)	4,704	123,104
Developers Diversified Realty Corp. (REIT)	21,168	1,158,949
DeVry, Inc. * (Commercial Services)	3,920	89,258
Diebold, Inc. (Computers)	7,840	322,224
Dollar Tree Stores, Inc. * (Retail)	7,056	195,240
DPL, Inc. (Electric)	24,304	656,208
DRS Technologies, Inc. (Aerospace/Defense)	3,920	215,091
Dun & Bradstreet Corp. * (Software)	6,272	480,936
Duquesne Light Holdings, Inc. (Electric)	14,896	245,784
Dycom Industries, Inc. * (Engineering & Construction)	7,840	166,600
Edwards (A.G.), Inc. (Diversified Financial Services)	14,896	742,714
Edwards Lifesciences Corp. * (Healthcare - Products)	3,920	170,520

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Emmis Communications Corp. * (Media)	4,704	75,264
Energy East Corp. (Electric)	28,224	685,843
Ensco International, Inc. (Oil & Gas)	15,680	806,736
Entercom Communications Corp. * (Media)	4,704	131,336
Equitable Resources, Inc. (Pipelines)	12,544	457,981
Everest Re Group, Ltd. (Insurance)	5,488	512,415
Fairchild Semiconductor International, Inc. * (Semiconductors)	23,520	448,526
Federal Signal Corp. (Miscellaneous Manufacturing)	9,408	174,048
Ferro Corp. (Chemicals)	7,840	156,800
Fidelity National Financial, Inc. (Insurance)	16,464	584,966
First American Financial Corp. (Insurance)	18,816	736,835
First Niagara Financial Group, Inc. (Savings & Loans)	14,112	206,882
FirstMerit Corp. (Banks)	15,680	386,669
Florida Rock Industries, Inc. (Building Materials)	3,136	176,306
Flowserve Corp. * (Machinery-Diversified)	6,272	365,908
FMC Corp. * (Chemicals)	7,056	437,331
FMC Technologies, Inc. * (Oil & Gas Services)	7,056	361,408
Foot Locker, Inc. (Retail)	29,792	711,432
Forest Oil Corp. * (Oil & Gas)	10,192	378,939
Furniture Brands International, Inc. (Home Furnishings)	10,192	249,806
Gartner Group, Inc. * (Commercial Services)	7,056	98,431
GATX Corp. (Trucking & Leasing)	9,408	388,456
Gentex Corp. (Electronics)	14,112	246,396
Glatfelter (Forest Products & Paper)	8,624	158,078
Granite Construction, Inc. (Engineering & Construction)	3,920	190,826
Great Plains Energy, Inc. (Electric)	14,112	397,253
Greater Bay Bancorp (Banks)	4,704	130,489
Hanover Compressor Co. * (Oil & Gas Services)	18,032	335,756
Hanover Insurance Group, Inc. (Insurance)	10,192	534,265
Harris Corp. (Telecommunications)	10,976	519,055
Harsco Corp. (Miscellaneous Manufacturing)	7,840	647,741
Harte-Hanks, Inc. (Advertising)	3,920	107,212
Hawaiian Electric Industries, Inc. (Electric)	15,680	425,398
HCC Insurance Holdings, Inc. (Insurance)	20,384	709,363
Health Net, Inc. * (Healthcare - Services)	7,056	358,586
Helmerich & Payne, Inc. (Oil & Gas)	6,272	437,911
Henry Schein, Inc. * (Healthcare - Products)	5,488	262,656
Herman Miller, Inc. (Office Furnishings)	7,840	254,094
Highwoods Properties, Inc. (REIT)	10,192	343,776

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hillenbrand Industries, Inc. (Healthcare - Products)	11,760	646,682
HNI Corp. (Office Furnishings)	6,272	370,048
Horace Mann Educators Corp. (Insurance)	8,624	162,131
Hormel Foods Corp. (Food)	7,840	264,992
Hospitality Properties Trust (REIT)	14,112	616,271
Hubbell, Inc. - Class B (Electrical Components & Equipment)	11,760	602,817
IDACORP, Inc. (Electric)	7,840	254,957
Imation Corp. (Computers)	6,272	269,132
Independence Community Bank Corp. (Savings & Loans)	7,056	294,094
IndyMac Bancorp, Inc. (Diversified Financial Services)	5,488	224,624
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	22,736	454,720
Integrated Device Technology, Inc. * (Semiconductors)	38,416	570,862
International Rectifier Corp. * (Semiconductors)	7,056	292,330
International Speedway Corp. (Entertainment)	3,136	159,622
Intersil Corp. - Class A (Semiconductors)	29,792	861,584
J.B. Hunt Transport Services, Inc. (Transportation)	23,520	506,621
Jefferies Group, Inc. (Diversified Financial Services)	9,408	550,368
JM Smucker Co. (Food)	6,272	248,998
Joy Global, Inc. (Machinery - Construction & Mining)	14,112	843,474
Kelly Services, Inc. - Class A (Commercial Services)	3,920	106,506
KEMET Corp. * (Electronics)	16,464	155,914
Kennametal, Inc. (Hand/Machine Tools)	7,056	431,404
Korn/Ferry International * (Commercial Services)	5,488	111,900
Lam Research Corp. * (Semiconductors)	14,112	606,816
Lancaster Colony Corp. (Miscellaneous Manufacturing)	4,704	197,568
Lattice Semiconductor Corp. * (Semiconductors)	21,952	146,200
Laureate Education, Inc. * (Commercial Services)	5,488	292,949
Lear Corp. (Auto Parts & Equipment)	13,328	236,305
Lee Enterprises, Inc. (Media)	3,920	130,497
Leucadia National Corp. (Holding Companies - Diversified)	9,408	561,281
Liberty Property Trust (REIT)	17,248	813,416
Longview Fibre Co. (Forest Products & Paper)	10,192	263,361
Lubrizol Corp. (Chemicals)	13,328	571,105
Lyondell Chemical Co. (Chemicals)	39,200	780,080
Mack-Cali Realty Corp. (REIT)	11,760	564,480
Manpower, Inc. (Commercial Services)	17,248	986,242
Martin Marietta Materials (Building Materials)	5,488	587,381

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
McDATA Corp. - Class A * (Computers)	16,464	76,064
MDU Resources Group, Inc. (Electric)	23,520	786,744
Media General, Inc. - Class A (Media)	4,704	219,300
MEMC Electronic Materials, Inc. * (Semiconductors)	21,168	781,523
Mentor Graphics Corp. * (Computers)	15,680	173,264
Mercantile Bankshares Corp. (Banks)	23,520	904,344
Mercury General Corp. (Insurance)	7,056	387,374
Michaels Stores, Inc. (Retail)	7,840	294,627
Micrel, Inc. * (Semiconductors)	7,056	104,570
Microchip Technology, Inc. (Semiconductors)	14,896	540,725
Millennium Pharmaceuticals, Inc. * (Biotechnology)	36,848	372,534
Mine Safety Appliances Co. (Environmental Control)	2,352	98,784
Minerals Technologies, Inc. (Chemicals)	3,920	228,967
Modine Manufacturing Co. (Auto Parts & Equipment)	6,272	185,024
Mohawk Industries, Inc. * (Textiles)	3,136	253,138
Moneygram International, Inc. (Software)	9,408	289,014
MPS Group, Inc. * (Commercial Services)	19,600	299,880
MSC Industrial Direct Co. - Class A (Retail)	5,488	296,462
National Fuel Gas Co. (Pipelines)	16,464	538,702
National Instruments Corp. (Computers)	4,704	153,444
Navigant Consulting Co. * (Commercial Services)	4,704	100,430
New Plan Excel Realty Trust, Inc. (REIT)	20,384	528,761
New York Community Bancorp (Savings & Loans)	45,472	796,669
Newport Corp. * (Telecommunications)	7,840	147,862
Nordson Corp. (Machinery-Diversified)	6,272	312,722

Northeast Utilities System (Electric)	29,008	566,526
NSTAR (Electric)	20,384	583,186
O’Reilly Automotive, Inc. * (Retail)	10,192	372,620
OGE Energy Corp. (Electric)	17,248	500,192
Ohio Casualty Corp. (Insurance)	12,544	397,645
Old Republic International Corp. (Insurance)	43,904	957,985
Olin Corp. (Chemicals)	14,112	302,985
Omnicare, Inc. (Pharmaceuticals)	7,840	431,122
ONEOK, Inc. (Gas)	22,736	733,237
Outback Steakhouse, Inc. (Retail)	5,488	241,472
Overseas Shipholding Group, Inc. (Transportation)	3,136	150,308
Packaging Corp. of America (Packaging & Containers)	11,760	263,894
Payless ShoeSource, Inc. * (Retail)	13,328	305,078
PDL BioPharma, Inc. * (Biotechnology)	8,624	282,867
Peabody Energy Corp. (Coal)	32,928	1,659,900

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Pentair, Inc. (Miscellaneous Manufacturing)	12,544	511,168
Pepco Holdings, Inc. (Electric)	36,848	839,766
PepsiAmericas, Inc. (Beverages)	7,056	172,519
Perrigo Co. (Pharmaceuticals)	8,624	140,657
Pier 1 Imports, Inc. (Retail)	16,464	191,147
Plexus Corp. * (Electronics)	8,624	324,004
PMI Group, Inc. (Insurance)	9,408	432,015
PNM Resources, Inc. (Electric)	13,328	325,203
Polo Ralph Lauren Corp. (Apparel)	4,704	285,109
Polycom, Inc. * (Telecommunications)	8,624	186,968
Potlatch Corp. (Forest Products & Paper)	5,488	235,106
Powerwave Technologies, Inc. * (Telecommunications)	14,112	190,371
Precision Castparts Corp. (Metal Fabricate/Hardware)	14,896	884,822
Pride International, Inc. * (Oil & Gas)	30,576	953,359
Protective Life Corp. (Insurance)	13,328	662,935
Puget Energy, Inc. (Electric)	21,952	464,943
Quanta Services, Inc. * (Commercial Services)	22,736	364,231
Questar Corp. (Pipelines)	7,056	494,273
Quicksilver Resources, Inc. * (Oil & Gas)	3,136	121,238
Raymond James Financial Corp. (Diversified Financial Services)	10,192	301,276
Rayonier, Inc. (Forest Products & Paper)	14,896	679,109
Reader’s Digest Association, Inc. (Media)	18,816	277,536
Regency Centers Corp. (REIT)	13,328	895,508
Regis Corp. (Retail)	3,920	135,162
Rent-A-Center, Inc. * (Commercial Services)	6,272	160,500
Republic Services, Inc. (Environmental Control)	13,328	566,573
Reynolds & Reynolds Co. (Computers)	6,272	178,125
RF Micro Devices, Inc. * (Telecommunications)	21,952	189,885
Roper Industries, Inc. (Miscellaneous Manufacturing)	8,624	419,385
RPM, Inc. (Chemicals)	22,736	407,884
RSA Security, Inc. * (Internet)	8,624	154,715
Ruby Tuesday, Inc. (Retail)	3,920	125,754
Ruddick Corp. (Food)	7,056	171,531
Saks, Inc. * (Retail)	26,656	514,460
SCANA Corp. (Electric)	21,952	861,396
Scholastic Corp. * (Media)	7,056	188,819
Semtech Corp. * (Semiconductors)	4,704	84,155
Sensient Technologies Corp. (Chemicals)	9,408	169,814
Sequa Corp. - Class A * (Aerospace/Defense)	1,568	153,350
Sierra Pacific Resources * (Electric)	35,280	487,217
Smith International, Inc. (Oil & Gas Services)	19,600	763,615
Smithfield Foods, Inc. * (Food)	18,816	552,062
Sonoco Products Co. (Packaging & Containers)	18,816	637,298

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	8,624	250,441
SPX Corp. (Miscellaneous Manufacturing)	12,544	670,100
SRA International, Inc. - Class A * (Computers)	2,352	88,741
StanCorp Financial Group, Inc. (Insurance)	10,192	551,489
Steel Dynamics, Inc. (Iron/Steel)	7,056	400,287
STERIS Corp. (Healthcare - Products)	6,272	154,793
SVB Financial Group * (Banks)	3,920	207,956
Swift Transportation Co., Inc. * (Transportation)	10,192	221,472
Sybase, Inc. * (Software)	6,272	132,465
Synopsys, Inc. * (Computers)	18,816	420,538
TCF Financial Corp. (Banks)	10,976	282,632
Tech Data Corp. * (Distribution/Wholesale)	10,976	405,124
Tecumseh Products Co. (Machinery-Diversified)	3,920	96,197
Teleflex, Inc. (Miscellaneous Manufacturing)	4,704	336,948
Telephone & Data Systems, Inc. (Telecommunications)	19,600	773,025
Texas Regional Bancshares, Inc. - Class A (Banks)	3,136	92,475
The Brink’s Co. (Miscellaneous Manufacturing)	10,976	557,142
The Colonial BancGroup, Inc. (Banks)	29,792	744,800
The Macerich Co. (REIT)	7,840	579,768
The Scotts Co. - Class A (Household Products/Wares)	3,920	179,379
Thomas & Betts Corp. * (Electronics)	10,192	523,665
Tidewater, Inc. (Oil & Gas Services)	11,760	649,505
Timken Co. (Metal Fabricate/Hardware)	15,680	505,994
Tootsie Roll Industries, Inc. (Food)	2,352	68,835
Transaction Systems Architect, Inc. * (Software)	4,704	146,812
Triad Hospitals, Inc. * (Healthcare - Services)	16,464	689,841
Trinity Industries, Inc. (Miscellaneous Manufacturing)	8,624	469,059
TriQuint Semiconductor, Inc. * (Semiconductors)	26,656	131,148
Tupperware Corp. (Household Products/Wares)	10,192	209,853
United Dominion Realty Trust, Inc. (REIT)	26,656	760,762
United Rentals, Inc. * (Commercial Services)	12,544	432,769
Unitrin, Inc. (Insurance)	8,624	401,102
Universal Corp. (Agriculture)	4,704	172,966
Universal Health Services, Inc. - Class B (Healthcare - Services)	3,920	199,097
UTStarcom, Inc. * (Telecommunications)	9,408	59,176
Valassis Communications, Inc. * (Commercial Services)	3,920	115,130

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Valeant Pharmaceuticals International (Pharmaceuticals)	9,408	149,117
Valspar Corp. (Chemicals)	9,408	262,201
Varian, Inc. * (Electronics)	2,352	96,855
VCA Antech, Inc. * (Pharmaceuticals)	7,840	223,283
Vectren Corp. (Gas)	14,896	392,956
Vertex Pharmaceuticals, Inc. * (Biotechnology)	7,840	286,866
Vishay Intertechnology, Inc. * (Electronics)	35,280	502,387
W.R. Berkley Corp. (Insurance)	8,624	500,709
Washington Federal, Inc. (Savings & Loans)	16,464	398,429
Washington Post Co. - Class B (Media)	784	608,971
Webster Financial Corp. (Banks)	10,192	493,904
Weingarten Realty Investors (REIT)	9,408	383,376
Werner Enterprises, Inc. (Transportation)	10,192	187,227
Westamerica Bancorp (Banks)	3,136	162,821
Westar Energy, Inc. (Electric)	16,464	342,616
Westwood One, Inc. (Media)	5,488	60,588
WGL Holdings, Inc. (Gas)	9,408	286,191
Wilmington Trust Corp. (Banks)	13,328	577,769
Wind River Systems, Inc. * (Software)	9,408	117,130
Wisconsin Energy Corp. (Electric)	22,736	909,213
Worthington Industries, Inc. (Metal Fabricate/Hardware)	14,112	283,087
WPS Resources Corp. (Electric)	7,840	385,885
YRC Worldwide Inc. (Transportation)	10,976	417,747

TOTAL COMMON STOCKS (Cost $94,003,694)		115,234,462

Repurchase Agreements (0.1%)
	Principal Amount
UBS, 4.45%, 4/3/06 dated 3/31/06, with a maturity value of $123,046 (Collateralized by $130,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $125,674)	$123,000	123,000

TOTAL REPURCHASE AGREEMENTS (Cost $123,000)		123,000

TOTAL INVESTMENT SECURITIES (Cost $94,126,694) - 100.0% of net assets		$115,357,462

Percentages indicated are based on net assets of $115,381,789.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $159,640)	2	$5,013

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.1%
Aerospace/Defense	0.3%
Agriculture	0.1%
Airlines	0.2%
Apparel	0.2%
Auto Parts & Equipment	1.2%
Banks	5.4%
Beverages	0.1%
Biotechnology	1.2%
Building Materials	0.7%
Chemicals	4.7%
Coal	1.9%
Commercial Services	3.5%
Computers	2.4%
Distribution/Wholesale	0.7%
Diversified Financial Services	2.0%
Electric	9.6%
Electrical Components & Equipment	0.7%
Electronics	2.9%
Engineering & Construction	0.3%
Entertainment	0.1%
Environmental Control	0.6%
Food	1.6%
Forest Products & Paper	1.4%
Gas	1.7%
Hand/Machine Tools	0.4%
Healthcare-Products	1.4%
Healthcare-Services	1.3%
Holding Companies-Diversified	0.5%
Home Builders	0.2%
Home Furnishings	0.2%
Household Products/Wares	0.7%
Insurance	7.4%
Internet	0.8%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.2%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	1.0%
Media	1.8%
Metal Fabricate/Hardware	1.5%
Miscellaneous Manufacturing	4.2%
Office Furnishings	0.5%
Oil & Gas	2.3%
Oil & Gas Services	2.3%
Packaging & Containers	0.8%
Pharmaceuticals	0.8%
Pipelines	1.3%
Real Estate Investment Trust	6.5%
Retail	5.4%
Savings & Loans	1.9%
Semiconductors	4.7%
Software	1.4%
Telecommunications	2.7%
Textiles	0.2%
Transportation	2.1%
Trucking & Leasing	0.3%
Water	0.3%
Other**	0.1%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Mid-Cap Growth

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.9%)
99 Cents Only Stores * (Retail)	6,524	$88,465
Abercrombie & Fitch Co. - Class A (Retail)	17,708	1,032,376
Activision, Inc. * (Software)	55,920	771,138
Adesa, Inc. (Commercial Services)	7,456	199,373
ADTRAN, Inc. (Telecommunications)	7,456	195,198
Advance Auto Parts, Inc. * (Retail)	22,368	931,404
Advanced Medical Optics, Inc. * (Healthcare - Products)	4,660	217,342
Advent Software, Inc. * (Software)	932	26,487
Aeropostale, Inc. * (Retail)	11,184	337,309
Affymetrix, Inc. * (Biotechnology)	10,252	337,598
Airgas, Inc. (Chemicals)	4,660	182,159
AirTran Holdings, Inc. * (Airlines)	17,708	320,692
Alliance Data Systems Corp. * (Commercial Services)	13,980	653,845
Alliant Techsystems, Inc. * (Aerospace/Defense)	7,456	575,380
American Eagle Outfitters, Inc. (Retail)	27,028	807,056

AmeriCredit Corp. * (Diversified Financial Services)	13,048	400,965
Ametek, Inc. (Electrical Components & Equipment)	9,320	419,027
Amphenol Corp. - Class A (Electronics)	17,708	924,003
AnnTaylor Stores Corp. * (Retail)	6,524	240,018
Anteon International Corp. * (Computers)	6,524	355,949
Applebee’s International, Inc. (Retail)	15,844	388,970
Apria Healthcare Group, Inc. * (Healthcare - Services)	10,252	235,591
Aqua America, Inc. (Water)	13,048	362,995
Arch Coal, Inc. (Coal)	6,524	495,433
Arthur J. Gallagher & Co. (Insurance)	11,184	311,027
Avocent Corp. * (Internet)	3,728	118,327
Barnes & Noble, Inc. (Retail)	3,728	172,420
Beazer Homes USA, Inc. (Home Builders)	5,592	367,394
Beckman Coulter, Inc. (Healthcare - Products)	13,048	712,029
Boyd Gaming Corp. (Lodging)	4,660	232,720
Brinker International, Inc. (Retail)	12,116	511,901
Brown & Brown, Inc. (Insurance)	22,368	742,618
C.H. Robinson Worldwide, Inc. (Transportation)	34,484	1,692,820
Cabot Microelectronics Corp. * (Chemicals)	4,660	172,886
Cadence Design Systems, Inc. * (Computers)	23,300	430,817
Career Education Corp. * (Commercial Services)	19,572	738,452
Carmax, Inc. * (Retail)	8,388	274,120

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Catalina Marketing Corp. (Advertising)	8,388	193,763

Cathay Bancorp, Inc. (Banks)	5,592	210,483
CDW Corp. (Distribution/Wholesale)	13,048	767,875
Cephalon, Inc. * (Pharmaceuticals)	12,116	729,989
Ceridian Corp. * (Computers)	11,184	284,633
Charles River Laboratories International, Inc. * (Biotechnology)	8,388	411,180
CheckFree Corp. * (Internet)	7,456	376,528
Cheesecake Factory, Inc. * (Retail)	15,844	593,358
Chico’s FAS, Inc. * (Retail)	37,280	1,515,060
Choicepoint, Inc. * (Commercial Services)	18,640	834,140
Church & Dwight, Inc. (Household Products/Wares)	13,048	481,732
City National Corp. (Banks)	4,660	357,841
Claire’s Stores, Inc. (Retail)	11,184	406,091
Cognizant Technology Solutions Corp. * (Computers)	27,960	1,663,340
Commerce Bancorp, Inc. (Banks)	35,416	1,297,996
Community Health Systems, Inc. * (Healthcare - Services)	19,572	707,528
Cooper Cameron Corp. * (Oil & Gas Services)	9,320	410,826
Copart, Inc. * (Retail)	13,980	383,751
Corinthian Colleges, Inc. * (Commercial Services)	18,640	268,416
Covance, Inc. * (Healthcare - Services)	7,456	438,040

Cree Research, Inc. * (Semiconductors)	15,844	519,842

CSG Systems International, Inc. * (Software)	10,252	238,462
Cullen/Frost Bankers, Inc. (Banks)	3,728	200,380
Cypress Semiconductor Corp. * (Semiconductors)	9,320	157,974
CYTYC Corp. * (Healthcare - Products)	23,300	656,594
Dean Foods Co. * (Food)	13,980	542,844
Deluxe Corp. (Commercial Services)	5,592	146,343
Denbury Resources, Inc. * (Oil & Gas)	23,300	737,911
DENTSPLY International, Inc. (Healthcare - Products)	15,844	921,330
DeVry, Inc. * (Commercial Services)	7,456	169,773
Diebold, Inc. (Computers)	5,592	229,831
Dollar Tree Stores, Inc. * (Retail)	13,980	386,827
Donaldson Co., Inc. (Miscellaneous Manufacturing)	13,980	472,385
DRS Technologies, Inc. (Aerospace/Defense)	3,728	204,555
DST Systems, Inc. * (Computers)	13,048	756,001
Dun & Bradstreet Corp. * (Software)	6,524	500,260
Eaton Vance Corp. (Diversified Financial Services)	27,028	740,027
Education Management Corp. * (Commercial Services)	13,980	581,568
Edwards Lifesciences Corp. * (Healthcare - Products)	7,456	324,336
Emmis Communications Corp. * (Media)	2,796	44,736

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Energizer Holdings, Inc. * (Electrical Components & Equipment)	13,048	691,544
Ensco International, Inc. (Oil & Gas)	13,980	719,271
Entercom Communications Corp. * (Media)	2,796	78,064
Equitable Resources, Inc. (Pipelines)	11,184	408,328
Everest Re Group, Ltd. (Insurance)	6,524	609,146
Expeditors International of Washington, Inc. (Transportation)	21,436	1,851,856
F5 Networks, Inc. * (Internet)	8,388	608,046
Fair Isaac Corp. (Software)	13,048	516,962
Fastenal Co. (Distribution/Wholesale)	25,164	1,191,264
Fidelity National Financial, Inc. (Insurance)	18,640	662,279
Fidelity National Information Services, Inc. (Software)	18,640	755,852
First Niagara Financial Group, Inc. (Savings & Loans)	9,320	136,631
Florida Rock Industries, Inc. (Building Materials)	6,524	366,779
Flowserve Corp. * (Machinery-Diversified)	4,660	271,864
FMC Technologies, Inc. * (Oil & Gas Services)	6,524	334,159
GameStop Corp. * (Retail)	12,116	571,148
Gartner Group, Inc. * (Commercial Services)	4,660	65,007
Gen-Probe, Inc. * (Healthcare - Products)	10,252	565,090
Gentex Corp. (Electronics)	16,776	292,909
Graco, Inc. (Machinery-Diversified)	13,980	635,111
Granite Construction, Inc. (Engineering & Construction)	2,796	136,109
Grant Prideco, Inc. * (Oil & Gas Services)	26,096	1,117,953
Greater Bay Bancorp (Banks)	5,592	155,122
GTECH Holdings Corp. (Entertainment)	25,164	856,834
Harris Corp. (Telecommunications)	15,844	749,263
Harte-Hanks, Inc. (Advertising)	7,456	203,921
Health Net, Inc. * (Healthcare - Services)	15,844	805,192
Helmerich & Payne, Inc. (Oil & Gas)	4,660	325,361
Henry Schein, Inc. * (Healthcare - Products)	12,116	579,872
Herman Miller, Inc. (Office Furnishings)	5,592	181,237
HNI Corp. (Office Furnishings)	4,660	274,940
Hormel Foods Corp. (Food)	6,524	220,511
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	7,456	327,542
Independence Community Bank Corp. (Savings & Loans)	7,456	310,766
IndyMac Bancorp, Inc. (Diversified Financial Services)	7,456	305,174
International Rectifier Corp. * (Semiconductors)	6,524	270,289
International Speedway Corp. (Entertainment)	3,728	189,755
Intuitive Surgical, Inc. * (Healthcare - Products)	7,456	879,808

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Investors Financial Services Corp. (Banks)	13,048	611,560
Invitrogen Corp. * (Biotechnology)	11,184	784,333
ITT Educational Services, Inc. * (Commercial Services)	7,456	477,557
Jack Henry & Associates, Inc. (Computers)	14,912	341,037
Jacobs Engineering Group, Inc. * (Engineering & Construction)	12,116	1,050,942
JetBlue Airways Corp. * (Airlines)	30,756	329,704
JM Smucker Co. (Food)	4,660	185,002
Joy Global, Inc. (Machinery - Construction & Mining)	9,320	557,056
Korn/Ferry International * (Commercial Services)	2,796	57,010
Lam Research Corp. * (Semiconductors)	12,116	520,988
Laureate Education, Inc. * (Commercial Services)	4,660	248,751
Lee Enterprises, Inc. (Media)	4,660	155,131
Legg Mason, Inc. (Diversified Financial Services)	25,164	3,153,803
Leucadia National Corp. (Holding Companies - Diversified)	7,456	444,825
LifePoint Hospitals, Inc. * (Healthcare - Services)	11,184	347,822
Lincare Holdings, Inc. * (Healthcare - Services)	19,572	762,525
M.D.C. Holdings, Inc. (Home Builders)	6,524	419,558
Macrovision Corp. * (Entertainment)	10,252	227,082
Martek Biosciences Corp. * (Biotechnology)	6,524	214,183
Martin Marietta Materials (Building Materials)	3,728	399,008
McAfee, Inc. * (Internet)	34,484	838,996
McDATA Corp. - Class A * (Computers)	13,980	64,588
MEMC Electronic Materials, Inc. * (Semiconductors)	11,184	412,913
Michaels Stores, Inc. (Retail)	18,640	700,491
Micrel, Inc. * (Semiconductors)	5,592	82,873
Microchip Technology, Inc. (Semiconductors)	27,028	981,117
Millennium Pharmaceuticals, Inc. * (Biotechnology)	24,232	244,986
Mine Safety Appliances Co. (Environmental Control)	2,796	117,432
Mohawk Industries, Inc. * (Textiles)	7,456	601,848
Moneygram International, Inc. (Software)	7,456	229,048
MSC Industrial Direct Co. - Class A (Retail)	5,592	302,080
National Instruments Corp. (Computers)	6,524	212,813
Navigant Consulting Co. * (Commercial Services)	5,592	119,389
Newfield Exploration Co. * (Oil & Gas)	26,096	1,093,422

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Noble Energy, Inc. (Oil & Gas)	35,416	1,555,472
O’Reilly Automotive, Inc. * (Retail)	12,116	442,961
Omnicare, Inc. (Pharmaceuticals)	15,844	871,262
Outback Steakhouse, Inc. (Retail)	7,456	328,064
Overseas Shipholding Group, Inc. (Transportation)	2,796	134,012
Pacific Sunwear of California, Inc. * (Retail)	14,912	330,450
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	6,524	183,846
Patterson-UTI Energy, Inc. (Oil & Gas)	35,416	1,131,895
PDL BioPharma, Inc. * (Biotechnology)	13,980	458,544
Peabody Energy Corp. (Coal)	18,640	939,642
Pentair, Inc. (Miscellaneous Manufacturing)	7,456	303,832
PepsiAmericas, Inc. (Beverages)	4,660	113,937
Perrigo Co. (Pharmaceuticals)	7,456	121,607
Petsmart, Inc. (Retail)	28,892	813,021
Pharmaceutical Product Development, Inc. (Commercial Services)	20,504	709,643
Pioneer Natural Resources Co. (Oil & Gas)	26,096	1,154,749
Plains Exploration & Production Co. * (Oil & Gas)	15,844	612,212
Plantronics, Inc. (Telecommunications)	9,320	330,208

PMI Group, Inc. (Insurance)	8,388	385,177
Pogo Producing Co. (Oil & Gas)	12,116	608,829
Polo Ralph Lauren Corp. (Apparel)	7,456	451,908
Polycom, Inc. * (Telecommunications)	10,252	222,263
Powerwave Technologies, Inc. * (Telecommunications)	7,456	100,581
Precision Castparts Corp. (Metal Fabricate/Hardware)	11,184	664,330
Questar Corp. (Pipelines)	10,252	718,152
Quicksilver Resources, Inc. * (Oil & Gas)	10,252	396,342
Radian Group, Inc. (Insurance)	16,776	1,010,753
Raymond James Financial Corp. (Diversified Financial Services)	5,592	165,300
Regis Corp. (Retail)	5,592	192,812
Rent-A-Center, Inc. * (Commercial Services)	8,388	214,649
Republic Services, Inc. (Environmental Control)	11,184	475,432
Reynolds & Reynolds Co. (Computers)	3,728	105,875
RF Micro Devices, Inc. * (Telecommunications)	15,844	137,051
Rollins, Inc. (Commercial Services)	5,592	113,182
Roper Industries, Inc. (Miscellaneous Manufacturing)	8,388	407,908
Ross Stores, Inc. (Retail)	29,824	870,563
RSA Security, Inc. * (Internet)	5,592	100,320
Ruby Tuesday, Inc. (Retail)	8,388	269,087
SanDisk Corp. * (Computers)	37,280	2,144,347
SEI Investments Co. (Software)	13,048	528,835
Semtech Corp. * (Semiconductors)	9,320	166,735
Sepracor, Inc. * (Pharmaceuticals)	21,436	1,046,292

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Silicon Laboratories, Inc. * (Semiconductors)	9,320	512,134
Smith International, Inc. (Oil & Gas Services)	19,572	762,525
Southwestern Energy Co. * (Oil & Gas)	33,552	1,080,039
SRA International, Inc. - Class A * (Computers)	4,660	175,822
Stericycle, Inc. * (Environmental Control)	9,320	630,218
STERIS Corp. (Healthcare - Products)	7,456	184,014
SVB Financial Group * (Banks)	2,796	148,328
Sybase, Inc. * (Software)	12,116	255,890
Synopsys, Inc. * (Computers)	9,320	208,302
TCF Financial Corp. (Banks)	11,184	287,988
Techne Corp. * (Healthcare - Products)	8,388	504,454

Teleflex, Inc. (Miscellaneous Manufacturing)	2,796	200,277
Texas Regional Bancshares, Inc. - Class A (Banks)	4,661	137,438
The Corporate Executive Board Co. (Commercial Services)	8,388	846,349
The Macerich Co. (REIT)	3,728	275,686
The Ryland Group, Inc. (Home Builders)	9,320	646,808
The Scotts Co. - Class A (Household Products/Wares)	4,660	213,242
The Timberland Co. - Class A * (Apparel)	11,184	382,828
Thor Industries, Inc. (Home Builders)	7,456	397,852
Toll Brothers, Inc. * (Home Builders)	24,232	839,155
Tootsie Roll Industries, Inc. (Food)	2,796	81,849
Transaction Systems Architect, Inc. * (Software)	2,796	87,263
Universal Health Services, Inc. - Class B (Healthcare - Services)	6,524	331,354
Urban Outfitters, Inc. * (Retail)	22,368	548,911
UTStarcom, Inc. * (Telecommunications)	11,184	70,347
Valassis Communications, Inc. * (Commercial Services)	5,592	164,237
Valeant Pharmaceuticals International (Pharmaceuticals)	9,320	147,722
Valspar Corp. (Chemicals)	10,252	285,724
Varian Medical Systems, Inc. * (Healthcare - Products)	27,028	1,517,893
Varian, Inc. * (Electronics)	3,728	153,519
VCA Antech, Inc. * (Pharmaceuticals)	8,388	238,890
Vertex Pharmaceuticals, Inc. * (Biotechnology)	11,184	409,223
W.R. Berkley Corp. (Insurance)	13,980	811,679
Waddell & Reed Financial, Inc. (Diversified Financial Services)	16,776	387,526
Washington Post Co. - Class B (Media)	932	723,932
Weingarten Realty Investors (REIT)	6,524	265,853
Westamerica Bancorp (Banks)	3,728	193,558
Western Digital Corp. * (Computers)	43,804	851,112
Western Gas Resources, Inc. (Pipelines)	12,116	584,597

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Westwood One, Inc. (Media)	7,456	82,314
Williams Sonoma, Inc. * (Retail)	23,300	987,920
Wind River Systems, Inc. * (Software)	5,592	69,620
Zebra Technologies Corp. * (Machinery-Diversified)	13,980	625,186

TOTAL COMMON STOCKS (Cost $92,362,897)		114,693,343

TOTAL INVESTMENT SECURITIES (Cost $92,362,897) - 99.9% of net assets		$114,693,343

Percentages indicated are based on net assets of $114,835,296.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $159,640)	2	$5,013

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.3%
Aerospace/Defense	0.7%
Airlines	0.6%
Apparel	0.7%
Banks	3.1%
Beverages	0.1%
Biotechnology	2.5%
Building Materials	0.7%
Chemicals	0.6%
Coal	1.2%
Commercial Services	5.8%
Computers	6.8%
Distribution/Wholesale	1.7%
Diversified Financial Services	4.5%
Electrical Components & Equipment	1.0%
Electronics	1.2%
Engineering & Construction	1.0%
Entertainment	1.1%
Environmental Control	1.1%
Food	0.9%
Healthcare - Products	6.2%
Healthcare - Services	3.2%
Holding Companies – Diversified	0.4%
Home Builders	2.6%
Household Products/Wares	0.6%
Insurance	3.9%
Internet	1.8%
Lodging	0.2%
Machinery – Constructing & Mining	0.5%
Machinery - Diversified	1.3%
Media	0.9%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.4%
Oil & Gas	8.1%
Oil & Gas Services	2.3%
Pharmaceuticals	2.9%
Pipelines	1.5%
Real Estate Investment Trust	0.5%
Retail	12.5%
Savings & Loans	0.4%
Semiconductors	3.2%
Software	3.5%
Telecommunications	1.6%
Textiles	0.5%
Transportation	3.2%
Water	0.3%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap Value

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (100.5%)
4Kids Entertainment, Inc. * (Media)	1,665	$28,621
A.M. Castle & Co. (Metal Fabricate/Hardware)	3,330	98,235
AAR Corp. * (Aerospace/Defense)	11,100	316,128
Aaron Rents, Inc. (Commercial Services)	8,325	226,190
ABM Industries, Inc. (Commercial Services)	12,765	244,705
Acadia Realty Trust (REIT)	10,545	248,335
Actel Corp. * (Semiconductors)	8,325	132,701
Acuity Brands, Inc. (Miscellaneous Manufacturing)	14,985	599,399
Adaptec, Inc. * (Telecommunications)	37,740	208,701
Administaff, Inc. (Commercial Services)	4,440	241,358
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	9,435	133,317
Aeroflex, Inc. * (Telecommunications)	14,985	205,744
Agilysys, Inc. (Computers)	9,990	150,449
Albany International Corp. - Class A (Machinery-Diversified)	6,660	253,679
Aleris International, Inc. * (Environmental Control)	10,545	506,898
ALLETE, Inc. (Electric)	9,990	465,533
Alliance One International, Inc. (Agriculture)	28,860	140,260
Alpharma, Inc. (Pharmaceuticals)	9,435	253,047
Altiris, Inc. * (Software)	2,775	61,078
AMCOL International Corp. (Mining)	3,885	111,888
American Italian Pasta Co. (Food)	6,105	38,217
American States Water Co. (Water)	5,550	207,348
Analogic Corp. (Electronics)	2,220	146,964
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,330	100,932
Angelica Corp. (Textiles)	3,330	68,332
Anixter International, Inc. (Telecommunications)	10,545	503,839
Apogee Enterprises, Inc. (Building Materials)	9,435	159,263
Applied Industrial Technologies, Inc. (Machinery-Diversified)	8,325	371,295
Applied Signal Technology, Inc. (Telecommunications)	3,885	77,040
AptarGroup, Inc. (Miscellaneous Manufacturing)	6,660	367,965
Arch Chemicals, Inc. (Chemicals)	7,770	236,208
Arctic Cat, Inc. (Leisure Time)	2,220	53,413
Arkansas Best Corp. (Transportation)	8,325	325,674
Armor Holdings, Inc. * (Aerospace/Defense)	4,995	291,159
ArQule, Inc. * (Biotechnology)	6,105	35,043
Artesyn Technologies, Inc. * (Electrical Components & Equipment)	13,320	145,854
Ashworth, Inc. * (Apparel)	4,440	44,089

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Astec Industries, Inc. * (Machinery - Construction & Mining)	5,550	199,245
ATMI, Inc. * (Semiconductors)	7,770	234,654
Atmos Energy Corp. (Gas)	26,640	701,431
Atwood Oceanics, Inc. * (Oil & Gas)	2,220	224,242
Audiovox Corp. - Class A * (Telecommunications)	6,660	79,520
Avid Technology, Inc. * (Software)	8,880	385,925
Avista Corp. (Electric)	16,095	332,362
Axcelis Technologies, Inc. * (Semiconductors)	33,300	195,138
Aztar Corp. * (Lodging)	5,550	233,045
Baldor Electric Co. (Hand/Machine Tools)	9,435	319,563
Bally Total Fitness Holding Corp. * (Leisure Time)	11,100	104,007
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	7,215	103,824
BankUnited Financial Corp. - Class A (Savings & Loans)	5,550	150,072
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,550	224,775
Bassett Furniture Industries, Inc. (Home Furnishings)	3,885	77,506
Bel Fuse, Inc. - Class B (Electronics)	2,220	77,767
Belden, Inc. (Electrical Components & Equipment)	14,430	392,929
Bell Microproducts, Inc. * (Distribution/Wholesale)	9,990	61,538
Benchmark Electronics, Inc. * (Electronics)	13,875	532,105
Black Box Corp. (Telecommunications)	3,330	160,007
Blue Coat Systems, Inc. * (Internet)	2,220	48,263
Boston Private Financial Holdings, Inc. (Banks)	4,995	168,781
Bowne & Co., Inc. (Commercial Services)	10,545	175,785
Brady Corp. - Class A (Electronics)	9,990	374,224
Briggs & Stratton Corp. (Machinery-Diversified)	17,205	608,542
Brightpoint, Inc. * (Distribution/Wholesale)	13,320	413,719
Bristow Group, Inc * (Transportation)	4,440	137,196
Brookline Bancorp, Inc. (Savings & Loans)	20,535	318,087
Brooks Automation, Inc. * (Semiconductors)	24,420	347,741
Brown Shoe Co., Inc. (Retail)	6,105	320,390
Brush Engineered Materials, Inc. * (Mining)	6,105	120,574
Buckeye Technologies, Inc. * (Forest Products & Paper)	11,100	100,455
Building Materials Holding Corp. (Distribution/Wholesale)	5,550	197,802
Burlington Coat Factory Warehouse Corp. (Retail)	5,550	252,248
C&D Technologies, Inc. (Electrical Components & Equipment)	8,325	76,923
C-COR.net Corp. * (Telecommunications)	16,095	140,670
Cambrex Corp. (Biotechnology)	8,880	173,515

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Captaris, Inc. * (Software)	9,435	43,684
Caraustar Industries, Inc. * (Forest Products & Paper)	9,435	97,086
Carpenter Technology Corp. (Iron/Steel)	7,215	681,962
Carreker Corp. * (Computers)	3,885	24,981
Cascade Natural Gas Corp. (Gas)	3,885	76,535
Casey’s General Stores, Inc. (Retail)	16,650	380,785
Cash America International, Inc. (Retail)	6,105	183,272
Catapult Communications Corp. * (Computers)	1,110	14,763
CDI Corp. (Commercial Services)	3,885	111,771
Central Pacific Financial Corp. (Banks)	5,550	203,796
Central Parking Corp. (Commercial Services)	6,105	97,680
Central Vermont Public Service Corp. (Electric)	3,885	82,401
Century Aluminum Co. * (Mining)	7,770	329,836
CH Energy Group, Inc. (Electric)	4,440	213,120
Champion Enterprises, Inc. * (Home Builders)	16,650	249,084
Chaparral Steel Co. * (Iron/Steel)	7,770	504,428
Checkpoint Systems, Inc. * (Electronics)	7,215	193,939
Chemed Corp. (Commercial Services)	8,325	494,006
Chesapeake Corp. (Packaging & Containers)	6,660	92,441
Chittenden Corp. (Banks)	15,540	450,194
Ciber, Inc. * (Computers)	18,315	116,850
Clarcor, Inc. (Miscellaneous Manufacturing)	9,990	355,644
CLECO Corp. (Electric)	16,650	371,794
Cleveland-Cliffs, Inc. (Iron/Steel)	3,885	338,461
Coachmen Industries, Inc. (Home Builders)	4,440	50,527
Cognex Corp. (Machinery-Diversified)	9,435	279,653
Coherent, Inc. * (Electronics)	10,545	370,235
Cohu, Inc. (Semiconductors)	4,995	105,994
Colonial Properties Trust (REIT)	14,985	751,198
Commercial Metals Co. (Metal Fabricate/Hardware)	19,425	1,039,043
Commercial NET Lease Realty (REIT)	17,760	413,808
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	3,330	114,719
Community Bank System, Inc. (Banks)	9,990	223,077
CONMED Corp. * (Healthcare - Products)	6,105	116,911
Consolidated Graphics, Inc. * (Commercial Services)	3,885	202,486
Corn Products International, Inc. (Food)	24,420	722,098
Cost Plus, Inc. * (Retail)	3,885	66,434
CPI Corp. (Commercial Services)	2,220	45,288
Cross Country Healthcare, Inc. * (Commercial Services)	2,775	53,724
CryoLife, Inc. * (Biotechnology)	4,440	19,536
CTS Corp. (Electronics)	11,655	155,944
Cubic Corp. (Electronics)	4,995	119,580
Cyberonics, Inc. * (Healthcare - Products)	2,775	71,512

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cymer, Inc. * (Electronics)	6,105	277,411
Datascope Corp. (Healthcare - Products)	3,885	153,691
Delphi Financial Group, Inc. - Class A (Insurance)	9,435	487,129
Deltic Timber Corp. (Forest Products & Paper)	2,775	168,165
Digi International, Inc. * (Software)	6,660	77,722
Dime Community Bancshares, Inc. (Savings & Loans)	4,995	71,778
Diodes INC. * (Semiconductors)	1,110	46,065
Ditech Communications Corp. * (Telecommunications)	10,545	110,195
DJ Orthopedics, Inc. * (Healthcare - Products)	4,440	176,534
Downey Financial Corp. (Savings & Loans)	3,330	224,109
Dress Barn, Inc. * (Retail)	3,330	159,674
Drew Industries, Inc. * (Building Materials)	3,885	138,112
Drill-Quip, Inc. * (Oil & Gas Services)	1,110	78,644
DSP Group, Inc. * (Semiconductors)	3,885	112,704
EastGroup Properties, Inc. (REIT)	7,215	342,280
EDO Corp. (Aerospace/Defense)	2,220	68,487
EGL, Inc. * (Transportation)	10,545	474,525
El Paso Electric Co. * (Electric)	16,095	306,449
Electro Scientific Industries, Inc. * (Electronics)	9,435	208,797
ElkCorp (Building Materials)	2,775	93,656
EMCOR Group, Inc. * (Engineering & Construction)	9,990	496,103
Energen Corp. (Gas)	24,420	854,699
Entertainment Properties Trust (REIT)	8,325	349,484
Enzo Biochem, Inc. * (Biotechnology)	4,440	59,940
Epicor Software Corp. * (Software)	10,545	141,619
ESS Technology, Inc. * (Semiconductors)	11,655	38,695
Essex Property Trust, Inc. (REIT)	4,440	482,761
Esterline Technologies Corp. * (Aerospace/Defense)	8,325	355,894
Ethan Allen Interiors, Inc. (Home Furnishings)	6,660	279,853
Exar Corp. * (Semiconductors)	11,655	166,433
FEI Co. * (Electronics)	3,885	77,117
Fidelity Bankshares, Inc. (Savings & Loans)	3,330	111,988
Filenet Corp. * (Software)	7,770	209,945
Financial Federal Corp. (Diversified Financial Services)	3,330	97,569
First BanCorp. (Banks)	26,640	329,270
First Midwest Bancorp, Inc. (Banks)	8,880	324,742
First Republic Bank (Banks)	3,885	146,931
FirstFed Financial Corp. * (Savings & Loans)	2,220	132,778
Fleetwood Enterprises, Inc. * (Home Builders)	21,090	235,575
Flowers Foods, Inc. (Food)	17,205	510,989
Franklin Bank Corp. Houston * (Savings & Loans)	6,105	117,399
Fred’s, Inc. (Retail)	13,320	176,623
Frontier Airlines, Inc. * (Airlines)	12,210	94,017
Fuller (H.B.) Co. (Chemicals)	9,435	484,393

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
G & K Services, Inc. (Textiles)	3,885	165,268
Gardner Denver, Inc. * (Machinery-Diversified)	4,995	325,674
General Communication, Inc. - Class A * (Telecommunications)	5,550	67,100
Genesis Healthcare Corp. * (Healthcare - Services)	6,660	292,639
Gentiva Health Services, Inc. * (Healthcare - Services)	7,770	141,492
Georgia Gulf Corp. (Chemicals)	11,100	288,489
Gerber Scientific, Inc. * (Machinery-Diversified)	7,215	74,603
Gevity HR, Inc. (Commercial Services)	6,660	162,904
Glacier Bancorp, Inc. (Banks)	4,995	155,095
Glenborough Realty Trust, Inc. (REIT)	11,655	253,496
Global Imaging Systems, Inc. * (Office/Business Equipment)	2,775	105,395
Gold Banc Corp., Inc. (Banks)	6,660	122,011
Green Mountain Power Corp. (Electric)	1,665	48,102
Griffon Corp. * (Miscellaneous Manufacturing)	8,325	206,793
Group 1 Automotive, Inc. (Retail)	7,215	343,001
Gymboree Corp. * (Apparel)	6,660	173,426
Haemonetics Corp. * (Healthcare - Products)	3,330	169,064
Hain Celestial Group, Inc. * (Food)	9,990	261,638
Hancock Fabrics, Inc. (Retail)	6,105	22,222
Hanmi Financial CORP. (Banks)	4,440	80,186
Harbor Florida Bancshares, Inc. (Savings & Loans)	2,220	84,071
Harland (John H.) Co. (Household Products/Wares)	3,330	130,869
Harmonic, Inc. * (Telecommunications)	16,650	106,061
Haverty Furniture Cos., Inc. (Retail)	7,215	103,535
Healthcare Services Group, Inc. (Commercial Services)	4,995	106,693
Heidrick & Struggles International, Inc. * (Commercial Services)	3,885	140,948
Hologic, Inc. * (Healthcare - Products)	7,215	399,350
Hooper Holmes, Inc. (Commercial Services)	21,645	62,554
Hub Group, Inc. * (Transportation)	6,660	303,563
Hutchinson Technology, Inc. * (Computers)	8,325	251,165
Hyperion Solutions Corp. * (Software)	8,880	289,488
IDEX Corp. (Machinery-Diversified)	9,435	492,224
IHOP Corp. (Retail)	3,330	159,640
Infinity Property & Casualty Corp. (Insurance)	6,660	277,988
Infospace, Inc. * (Internet)	4,995	139,610
Input/Output, Inc. * (Oil & Gas Services)	23,310	226,340
Insight Enterprises, Inc. * (Retail)	15,540	342,035
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	4,995	132,867
Inter-Tel, Inc. (Software)	3,885	83,294
Interface, Inc. - Class A * (Office Furnishings)	16,095	222,272
Intermagnetics General Corp. * (Electrical Components & Equipment)	4,995	125,125
Invacare Corp. (Healthcare - Products)	5,550	172,383

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Irwin Financial Corp. (Banks)	2,775	53,641
Itron, Inc. * (Electronics)	3,885	232,517
J & J Snack Foods Corp. (Food)	2,220	74,570
J. Jill Group, Inc. * (Retail)	3,885	92,890
Jack in the Box, Inc. * (Retail)	4,440	193,140
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	8,880	237,451
JDA Software Group, Inc. * (Software)	5,550	80,142
JLG Industries, Inc. (Machinery - Construction & Mining)	18,870	581,007
Jo-Ann Stores, Inc. * (Retail)	7,770	104,584
Jos. A. Bank Clothiers, Inc. * (Retail)	555	26,612
K2, Inc. * (Leisure Time)	15,540	195,027
Kaman Corp. - Class A (Aerospace/Defense)	7,770	195,493
Kansas City Southern Industries, Inc. * (Transportation)	24,420	603,174
Kaydon Corp. (Metal Fabricate/Hardware)	9,435	380,797
Keane, Inc. * (Software)	14,985	236,014
Keithley Instruments, Inc. (Electronics)	4,995	76,723
Kellwood Co. (Apparel)	9,435	296,165
Kilroy Realty Corp. (REIT)	6,105	471,672
Kirby Corp. * (Transportation)	3,330	226,806
Kopin Corp. * (Semiconductors)	11,655	58,392
Kulicke & Soffa Industries, Inc. * (Semiconductors)	17,205	164,136
La-Z-Boy, Inc. (Home Furnishings)	17,205	292,485
Labor Ready, Inc. * (Commercial Services)	8,880	212,676
LaBranche & Co., Inc. * (Diversified Financial Services)	19,980	315,884
Laclede Group, Inc. (Gas)	7,215	248,340
Lance, Inc. (Food)	9,990	224,775
LandAmerica Financial Group, Inc. (Insurance)	5,550	376,568
Landry’s Restaurants, Inc. (Retail)	2,775	98,041
Laserscope * (Healthcare - Products)	3,330	78,755
Lawson Products, Inc. (Metal Fabricate/Hardware)	1,665	68,165
LCA-Vision, Inc. (Healthcare - Products)	3,330	166,866
Lennox International, Inc. (Building Materials)	18,870	563,458
Lenox Group, Inc. * (Toys/Games/Hobbies)	4,440	58,164
Lexington Corporate Properties Trust (REIT)	17,205	358,724
Libbey, Inc. (Housewares)	4,440	31,435
Lindsay Manufacturing Co. (Machinery-Diversified)	2,220	60,140
Littelfuse, Inc. * (Electrical Components & Equipment)	4,995	170,479
Live Nation, Inc. (Commercial Services)	16,095	319,325
LKQ Corp. * (Distribution/Wholesale)	3,885	80,847
Lone Star Steakhouse & Saloon, Inc. (Retail)	6,105	173,504
Lone Star Technologies, Inc. * (Oil & Gas Services)	5,550	307,526
Longs Drug Stores Corp. (Retail)	8,880	410,965
Ltc Properties, Inc. (REIT)	5,550	129,093
Lufkin Industries, Inc. (Oil & Gas Services)	4,995	276,923

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Lydall, Inc. * (Miscellaneous Manufacturing)	5,550	53,558
M/I Schottenstein Homes, Inc. (Home Builders)	1,665	78,255
Macdermid, Inc. (Chemicals)	4,440	142,746
MAF Bancorp, Inc. (Savings & Loans)	5,550	242,924
MagneTek, Inc. * (Electrical Components & Equipment)	9,435	37,457
Manitowoc Co. (Machinery-Diversified)	4,995	455,294
MapInfo Corp. * (Software)	6,660	93,373
Marcus Corp. (Lodging)	7,215	143,939
MarineMax, Inc. * (Retail)	2,220	74,414
Massey Energy Co. (Coal)	15,540	560,528
Material Sciences Corp. * (Iron/Steel)	4,440	53,635
Matria Healthcare Inc * (Healthcare - Services)	3,885	147,475
Maverick Tube Corp. * (Oil & Gas Services)	6,660	352,913
Maximus, Inc. (Commercial Services)	2,775	99,845
Mesa Air Group, Inc. * (Airlines)	4,440	50,794
Methode Electronics, Inc. - Class A (Electronics)	12,210	132,967
MGI Pharma, Inc. * (Pharmaceuticals)	13,320	233,100
Micros Systems, Inc. * (Computers)	5,550	255,688
Microsemi Corp. * (Semiconductors)	10,545	306,965
Midas, Inc. * (Commercial Services)	2,775	60,689
Mobile Mini, Inc. * (Storage/Warehousing)	3,330	102,964
Monaco Coach Corp. (Home Builders)	8,880	118,992
Moog, Inc. - Class A * (Aerospace/Defense)	6,105	216,666
MRO Software, Inc. * (Software)	4,440	70,862
MTS Systems Corp. (Computers)	3,885	162,510
Mueller Industries, Inc. (Metal Fabricate/Hardware)	12,210	435,775
Myers Industries, Inc. (Miscellaneous Manufacturing)	10,545	168,615
Napster, Inc. * (Software)	9,990	33,766
Nash Finch Co. (Food)	4,440	132,756
National Presto Industries, Inc. (Housewares)	1,665	81,868
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	2,220	27,750
NCI Building Systems, Inc * (Building Materials)	7,215	431,241
NCO Group, Inc. * (Commercial Services)	10,545	250,444
Neenah Paper, Inc. (Forest Products & Paper)	4,995	163,586
NETGEAR, Inc. * (Telecommunications)	3,885	73,854
Network Equipment Technologies, Inc. * (Telecommunications)	8,325	33,050
New Century Financial Corp. (REIT)	8,325	383,117
New Jersey Resources Corp. (Gas)	4,440	200,910
Northwest Natural Gas Co. (Gas)	8,880	315,151
Novatel Wireless, Inc. * (Telecommunications)	5,550	49,673
NS Group, Inc. * (Metal Fabricate/Hardware)	4,995	229,920

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
O’Charley’s, Inc. * (Retail)	7,215	133,189
Oceaneering International, Inc. * (Oil & Gas Services)	3,330	190,809
Old Dominion Freight Line, Inc. * (Transportation)	4,995	134,615
OM Group, Inc. * (Chemicals)	4,995	114,885
Omnova Solutions, Inc. * (Chemicals)	13,320	81,518
On Assignment, Inc. * (Commercial Services)	5,550	60,939
Open Solutions, Inc. * (Software)	2,220	60,628
Oshkosh Truck Corp. (Auto Manufacturers)	11,100	690,864
Osteotech, Inc. * (Healthcare - Products)	5,550	24,309
Owens & Minor, Inc. (Distribution/Wholesale)	13,320	436,496
Oxford Industries, Inc. (Apparel)	4,440	227,017
PAREXEL International Corp. * (Commercial Services)	6,105	161,416
Park Electrochemical Corp. (Electronics)	6,660	196,470
Parkway Properties, Inc. (REIT)	4,440	193,939
Paxar Corp. * (Electronics)	7,770	152,059
PC-Tel, Inc. * (Internet)	7,215	68,687
Pegasus Systems, Inc. * (Leisure Time)	6,105	57,448
Penford Corp. (Chemicals)	2,775	44,622
Pep Boys-Manny, Moe & Jack (Retail)	17,760	268,354
Performance Food Group Co. * (Food)	12,210	380,830
Pericom Semiconductor Corp. * (Semiconductors)	8,880	87,557
Phillips-Van Heusen Corp. (Apparel)	7,215	275,685
Phoenix Technologies, Ltd. * (Software)	8,325	56,444
Photon Dynamics, Inc. * (Electronics)	3,330	62,438
Photronics, Inc. * (Semiconductors)	13,875	260,295
Piedmont Natural Gas Co., Inc. (Gas)	25,530	612,465
Pinnacle Entertainment, Inc. * (Entertainment)	15,540	437,762
Piper Jaffray * (Diversified Financial Services)	6,660	366,300
Planar Systems, Inc. * (Electronics)	4,995	84,515
Playtex Products Inc. * (Household Products/Wares)	12,210	127,839
PolyOne Corp. * (Chemicals)	30,525	284,493
Pope & Talbot, Inc. (Forest Products & Paper)	5,550	37,740
Power Integrations, Inc. * (Semiconductors)	4,440	110,023
Presidential Life Corp. (Insurance)	7,215	183,333
ProAssurance Corp. * (Insurance)	4,995	259,740
Progress Software Corp. * (Software)	5,550	161,450
Prosperity Bancshares, Inc. (Banks)	2,220	67,066
Provident Bankshares Corp. (Banks)	11,100	404,595
Quaker Chemical Corp. (Chemicals)	3,330	72,428
Quanex Corp. (Metal	8,325	554,695
Fabricate/Hardware)
Quiksilver, Inc. * (Apparel)	16,095	223,077
Radiant Systems, Inc. * (Computers)	4,995	67,532
RadiSys Corp. * (Computers)	6,660	132,201
Ralcorp Holdings, Inc. * (Food)	3,330	126,707
RARE Hospitality International, Inc. * (Retail)	3,885	135,315

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Red Robin Gourmet Burgers, Inc. * (Retail)	2,775	130,980
Regal-Beloit Corp. (Hand/Machine Tools)	9,990	422,278
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	14,430	239,971
RehabCare Group, Inc. * (Healthcare - Services)	2,775	52,309
Reliance Steel & Aluminum Co. (Iron/Steel)	9,435	886,135
Republic Bancorp, Inc. (Banks)	24,975	300,699
Rewards Network, Inc. * (Commercial Services)	3,330	26,507
RLI Corp. (Insurance)	2,775	159,008
Robbins & Myers, Inc. (Machinery-Diversified)	3,885	83,916
Rock-Tenn Co. (Forest Products & Paper)	10,545	158,070
Rogers Corp. * (Electronics)	2,775	151,182
RTI International Metals, Inc. * (Mining)	4,995	273,976
Rudolph Technologies, Inc. * (Semiconductors)	3,330	56,777
Russ Berrie & Co., Inc. (Household Products/Wares)	3,885	59,052
Russell Corp. (Apparel)	11,100	153,180
Ryan’s Restaurant Group, Inc. * (Retail)	13,875	201,188
Ryerson Tull, Inc. (Iron/Steel)	8,325	222,777
Sanderson Farms, Inc. (Food)	2,220	49,728
Savient Pharmaceuticals, Inc. * (Biotechnology)	12,210	65,079
SBS Technologies, Inc. * (Electronics)	4,995	80,919
School Specialty, Inc. * (Retail)	4,440	153,180
Schulman (A.), Inc. (Chemicals)	9,990	247,253
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	4,995	119,880
SCPIE Holdings, Inc. * (Insurance)	3,330	81,585
SEACOR SMIT, Inc. * (Oil & Gas Services)	3,885	307,692
Secure Computing Corp. * (Internet)	11,100	128,094
Selective Insurance Group, Inc. (Insurance)	9,435	500,055
Shaw Group, Inc. * (Engineering & Construction)	11,100	337,440
Shurgard Storage Centers, Inc. - Class A (REIT)	15,540	1,035,429
Skyline Corp. (Home Builders)	2,220	91,864
SkyWest, Inc. (Airlines)	7,770	227,428
Skyworks Solutions, Inc. * (Semiconductors)	52,170	354,233
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	6,660	351,648
Sonic Automotive, Inc. (Retail)	9,990	277,322
Sourcecorp * (Commercial Services)	4,995	120,429
South Financial Group, Inc. (Banks)	24,420	638,582
South Jersey Industries, Inc. (Gas)	9,435	257,292
Southern Union Co. (Gas)	13,875	344,516
Southwest Gas Corp. (Gas)	12,765	356,782
Sovran Self Storage, Inc. (REIT)	5,550	306,360
Spectrum Brands, Inc. * (Household Products/Wares)	7,215	156,710

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Spherion Corp. * (Commercial Services)	19,980	207,792
SPSS, Inc. * (Software)	3,330	105,428
Stage Stores, Inc. (Retail)	8,880	264,180
Standard Microsystems Corp. * (Semiconductors)	3,885	100,932
Standard Motor Products, Inc. (Auto Parts & Equipment)	3,885	34,499
Standard Pacific Corp. (Home Builders)	22,755	765,023
Standard Register Co. (Household Products/Wares)	4,440	68,820
Standex International Corp. (Miscellaneous Manufacturing)	3,885	122,999
StarTek, Inc. (Commercial Services)	3,885	91,531
Steel Technologies, Inc. (Iron/Steel)	3,885	94,406
Stein Mart, Inc. (Retail)	4,440	77,345
Sterling Bancshares, Inc. (Banks)	7,215	130,231
Sterling Financial Corp. - Spokane (Savings & Loans)	11,655	337,996
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	9,435	344,189
Stewart Information Services Corp. (Insurance)	6,105	287,423
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	7,215	57,576
Superior Industries International, Inc. (Auto Parts & Equipment)	7,770	150,427
Supertex, Inc. * (Semiconductors)	2,220	83,516
Susquehanna Bancshares, Inc. (Banks)	15,540	400,466
SWS Group, Inc. (Diversified Financial Services)	4,995	130,619
Symmetricom, Inc. * (Telecommunications)	15,540	132,867
Technitrol, Inc. (Electronics)	13,320	319,414
Teledyne Technologies, Inc. * (Aerospace/Defense)	4,440	158,064
Tetra Tech, Inc. * (Environmental Control)	9,990	190,709
TETRA Technologies, Inc. * (Oil & Gas Services)	6,105	287,179
Texas Industries, Inc. (Building Materials)	7,770	470,007
The Cato Corp. - Class A (Retail)	10,545	251,604
The Finish Line, Inc. - Class A (Retail)	7,215	118,687
The Great Atlantic & Pacific Tea Co., Inc. * (Food)	6,105	213,248
The Men’s Wearhouse, Inc. (Retail)	9,990	359,041
The Steak n Shake Co. * (Retail)	3,885	81,974
The Stride Rite Corp. (Apparel)	12,210	176,801
Theragenics Corp. * (Pharmaceuticals)	10,545	33,322
Thomas Nelson, Inc. (Media)	3,885	113,637
THQ, Inc. * (Software)	21,090	546,021
Tollgrade Communications, Inc. * (Telecommunications)	4,440	66,067
Toro Co. (Housewares)	4,995	238,512
Town & Country Trust (REIT)	1,665	67,582
Tredegar Corp. (Miscellaneous Manufacturing)	9,435	150,111
TreeHouse Foods, Inc. * (Food)	4,440	117,882

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Triarc Cos., Inc. (Retail)	7,215	126,118
Trimble Navigation, Ltd. * (Electronics)	7,215	325,036
Triumph Group, Inc. * (Aerospace/Defense)	4,995	221,079
Tronox Inc. - Class B * (Chemicals)	13,875	235,736
TrustCo Bank Corp. NY (Banks)	24,975	303,946
Tuesday Morning Corp. (Retail)	4,440	102,520
UGI Corp. (Gas)	34,965	736,713
UICI (Insurance)	12,075	446,654
UIL Holdings Corp. (Electric)	4,440	232,434
Ultratech Stepper, Inc. * (Semiconductors)	5,550	135,864
Umpqua Holdings Corp. (Banks)	6,105	173,993
Unisource Energy Corp. (Electric)	11,655	355,478
United Bankshares, Inc. (Banks)	12,210	467,276
United Fire & Casualty Co. (Insurance)	3,330	109,557
United Natural Foods, Inc. * (Food)	4,995	174,675
United Stationers, Inc. * (Distribution/Wholesale)	10,545	559,940
Universal Forest Products, Inc. (Building Materials)	2,775	176,185
Universal Technical Institute, Inc. * (Commercial Services)	3,885	116,939
URS Corp. * (Engineering & Construction)	7,770	312,743
Valmont Industries, Inc. (Metal Fabricate/Hardware)	3,330	139,993
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	8,880	249,350
Veeco Instruments, Inc. * (Semiconductors)	6,105	142,552
Ventiv Health, Inc. * (Advertising)	6,105	202,808
Veritas DGC, Inc. * (Oil & Gas Services)	11,655	529,020
Viad Corp. (Commercial Services)	7,215	247,330
ViaSat, Inc. * (Telecommunications)	2,775	79,504
Viasys Healthcare, Inc. * (Healthcare - Products)	6,660	200,333
Vicor Corp. (Electrical Components & Equipment)	4,440	87,601
Vital Signs, Inc. (Healthcare - Products)	1,110	60,972
Volt Information Sciences, Inc. * (Commercial Services)	2,775	84,804
Wabash National Corp. (Auto Manufacturers)	10,545	208,264
Watsco, Inc. (Distribution/Wholesale)	4,440	315,462
Watson Wyatt & Co. Holdings (Commercial Services)	4,440	144,655
Watts Industries, Inc. - Class A (Electronics)	8,325	302,531
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	17,205	243,795
WD-40 Co. (Household Products/Wares)	2,220	68,487
Wellman, Inc. (Chemicals)	5,550	35,298
Whitney Holding Corp. (Banks)	21,090	747,850
WMS Industries, Inc. * (Leisure Time)	4,440	133,644
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	4,995	20,080
Wolverine World Wide, Inc. (Apparel)	9,990	221,079

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Woodward Governor Co. (Electronics)	6,660	221,445
X-Rite, Inc. (Electronics)	3,885	51,593
Zale Corp. * (Retail)	16,095	451,142
Zenith National Insurance Corp. (Insurance)	5,550	267,122

TOTAL COMMON STOCKS (Cost $79,401,103)		99,675,509

	Principal Amount
Repurchase Agreements (1.1%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $1,107,411 (Collateralized by $1,169,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $1,130,100)	$1,107,000	1,107,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,107,000)		1,107,000

TOTAL INVESTMENT SECURITIES (Cost $80,508,103) - 101.6% of net assets		$100,782,509

Percentages indicated are based on net assets of $99,235,435.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $154,040)	2	$7,523

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.2%
Aerospace/Defense	1.8%
Agriculture	0.1%
Airlines	0.4%
Apparel	1.8%
Auto Manufacturers	0.9%
Auto Parts & Equipment	0.2%
Banks	6.0%
Biotechnology	0.6%
Building Materials	2.0%
Chemicals	2.3%
Coal	0.6%
Commercial Services	4.6%
Computers	1.2%
Distribution/Wholesale	2.1%
Diversified Financial Services	0.9%
Electric	2.4%
Electrical Components & Equipment	1.2%
Electronics	5.0%
Engineering & Construction	1.3%
Entertainment	0.4%
Environmental Control	0.7%
Food	3.1%
Forest Products & Paper	1.1%
Gas	4.7%
Hand/Machine Tools	0.7%
Healthcare-Products	1.8%
Healthcare-Services	0.6%
Home Builders	1.6%
Home Furnishings	0.7%
Household Products/Wares	0.6%

See accompanying notes to the Schedules of Portfolio Investments.

Housewares	0.4%
Insurance	3.5%
Internet	0.4%
Iron/Steel	2.8%
Leisure Time	0.5%
Lodging	0.4%
Machinery-Construction & Mining	0.8%
Machinery-Diversified	3.4%
Media	0.1%
Metal Fabricate/Hardware	3.0%
Mining	0.8%
Miscellaneous Manufacturing	2.7%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	0.2%
Oil & Gas Services	2.6%
Packaging & Containers	0.1%
Pharmaceuticals	0.6%
Real Estate Investment Trust	5.8%
Retail	7.0%
Saving & Loans	2.0%
Semiconductors	3.5%
Software	2.8%
Storage/Warehousing	0.1%
Telecommunications	2.2%
Textiles	0.2%
Toys/Games/Hobbies	0.3%
Transportation	2.2%
Water	0.2%
Other**	1.1%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap Growth

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (100.0%)
4Kids Entertainment, Inc. * (Media)	4,737	$81,429
A.S.V., Inc. * (Auto Manufacturers)	12,632	407,003
Aaron Rents, Inc. (Commercial Services)	14,211	386,113
Administaff, Inc. (Commercial Services)	6,316	343,338
ADVO, Inc. (Advertising)	22,106	707,392
Aeroflex, Inc. * (Telecommunications)	20,527	281,836
Albany International Corp. - Class A (Machinery-Diversified)	9,474	360,865
Alpharma, Inc. (Pharmaceuticals)	9,474	254,093
Altiris, Inc. * (Software)	11,053	243,277
AMCOL International Corp. (Mining)	7,895	227,376
Amedisys, Inc. * (Healthcare - Services)	11,053	384,092
American Medical Systems Holdings, Inc. * (Healthcare - Products)	50,528	1,136,880
AMERIGROUP Corp. * (Healthcare - Services)	37,896	797,332
AmSurg Corp. * (Healthcare - Services)	22,106	501,585
Analogic Corp. (Electronics)	4,737	313,589
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	6,316	191,438
ANSYS, Inc. * (Software)	23,685	1,282,543
AptarGroup, Inc. (Miscellaneous Manufacturing)	9,474	523,439
Arbitron, Inc. (Commercial Services)	22,106	747,624
Arctic Cat, Inc. (Leisure Time)	4,737	113,972
Armor Holdings, Inc. * (Aerospace/Defense)	11,053	644,279
ArQule, Inc. * (Biotechnology)	11,053	63,444
ArthroCare Corp. * (Healthcare - Products)	17,369	830,586
ATMI, Inc. * (Semiconductors)	9,474	286,115
Atwood Oceanics, Inc. * (Oil & Gas)	4,737	478,484
Avid Technology, Inc. * (Software)	11,053	480,363
Aztar Corp. * (Lodging)	14,211	596,720
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	15,790	227,218
BankUnited Financial Corp. - Class A (Savings & Loans)	7,895	213,481
Bel Fuse, Inc. - Class B (Electronics)	3,158	110,625
Biolase Technology, Inc. (Healthcare - Products)	17,369	165,874
Biosite Diagnostics, Inc. * (Healthcare - Products)	12,632	655,980
Black Box Corp. (Telecommunications)	4,737	227,613
Blue Coat Systems, Inc. * (Internet)	4,737	102,982
Boston Private Financial Holdings, Inc. (Banks)	14,211	480,190
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	9,474	140,878

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Brady Corp. - Class A (Electronics)	14,211	532,344
Bristow Group, Inc * (Transportation)	7,895	243,956
Building Materials Holding Corp. (Distribution/Wholesale)	9,474	337,653
Cabot Oil & Gas Corp. (Oil & Gas)	34,738	1,664,992
CACI International, Inc. - Class A * (Computers)	22,106	1,453,471
CARBO Ceramics, Inc. (Oil & Gas Services)	14,211	808,748
Carreker Corp. * (Computers)	6,316	40,612
Cash America International, Inc. (Retail)	7,895	237,008
Catapult Communications Corp. * (Computers)	4,737	63,002
CEC Entertainment, Inc. * (Retail)	25,264	849,376
Centene Corp. * (Healthcare - Services)	31,580	921,189
Central Pacific Financial Corp. (Banks)	11,053	405,866
Ceradyne, Inc. * (Miscellaneous Manufacturing)	18,948	945,505
Cerner Corp. * (Software)	44,212	2,097,859
Champion Enterprises, Inc. * (Home Builders)	17,369	259,840
Checkpoint Systems, Inc. * (Electronics)	11,053	297,105
Christopher & Banks Corp. (Retail)	25,264	586,377
Cimarex Energy Co. (Oil & Gas)	60,002	2,595,688
Clarcor, Inc. (Miscellaneous Manufacturing)	15,790	562,124
Cleveland-Cliffs, Inc. (Iron/Steel)	7,895	687,812
CNS, Inc. (Household Products/Wares)	11,053	238,082
Cognex Corp. (Machinery-Diversified)	14,211	421,214
Cohu, Inc. (Semiconductors)	4,737	100,519
Coinstar, Inc. * (Commercial Services)	20,527	531,855
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	9,474	326,379
Comtech Telecommunications Corp. * (Telecommunications)	14,211	414,535
CONMED Corp. * (Healthcare - Products)	7,895	151,189
Connetics Corp. * (Pharmaceuticals)	25,264	427,720
Cooper Cos., Inc. (Healthcare - Products)	31,580	1,706,267
Cost Plus, Inc. * (Retail)	7,895	135,005
Cross Country Healthcare, Inc. * (Commercial Services)	9,474	183,417
CryoLife, Inc. * (Biotechnology)	6,316	27,790
Curtiss-Wright Corp. (Aerospace/Defense)	15,790	1,045,298
Cyberonics, Inc. * (Healthcare - Products)	9,474	244,145
Cymer, Inc. * (Electronics)	12,632	573,998
Daktronics, Inc. (Electronics)	11,053	403,435
Delta & Pine Land Co. (Agriculture)	26,843	809,585
Deltic Timber Corp. (Forest Products & Paper)	3,158	191,375
Dendrite International, Inc. * (Software)	31,580	431,067
Diagnostic Products Corp. (Healthcare - Products)	17,369	827,285
Digital Insight Corp. * (Internet)	25,264	919,610
Dime Community Bancshares, Inc. (Savings & Loans)	9,474	136,141
Diodes INC. * (Semiconductors)	11,053	458,700

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Dionex Corp. * (Electronics)	14,211	873,692
DJ Orthopedics, Inc. * (Healthcare - Products)	6,316	251,124
Downey Financial Corp. (Savings & Loans)	7,895	531,334
Dress Barn, Inc. * (Retail)	7,895	378,565
Drew Industries, Inc. * (Building Materials)	3,158	112,267
Drill-Quip, Inc. * (Oil & Gas Services)	3,158	223,744
DSP Group, Inc. * (Semiconductors)	12,632	366,454
East-West Bancorp, Inc. (Banks)	41,054	1,582,632
EDO Corp. (Aerospace/Defense)	6,316	194,849
eFunds Corp. * (Software)	33,159	856,829
ElkCorp (Building Materials)	6,316	213,165
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	15,790	541,597
Enzo Biochem, Inc. * (Biotechnology)	11,053	149,216
Epicor Software Corp. * (Software)	14,211	190,854
EPIQ Systems, Inc. * (Software)	9,474	180,006
Essex Property Trust, Inc. (REIT)	6,316	686,739
Ethan Allen Interiors, Inc. (Home Furnishings)	9,474	398,097
FactSet Research Systems, Inc. (Computers)	25,264	1,120,458
FEI Co. * (Electronics)	9,474	188,059
Fidelity Bankshares, Inc. (Savings & Loans)	9,474	318,611
Filenet Corp. * (Software)	14,211	383,981
Financial Federal Corp. (Diversified Financial Services)	11,053	323,853
First Midwest Bancorp, Inc. (Banks)	14,211	519,696
First Republic Bank (Banks)	7,895	298,589
FirstFed Financial Corp. * (Savings & Loans)	6,316	377,760
Flagstar Bancorp, Inc. (Savings & Loans)	25,264	381,486
FLIR Systems, Inc. * (Electronics)	50,528	1,435,499
Forward Air Corp. (Transportation)	22,106	824,333
Fossil, Inc. * (Household Products/Wares)	34,738	645,431
Franklin Bank Corp. Houston * (Savings & Loans)	4,737	91,093
Fremont General Corp. (Banks)	47,370	1,021,297
Frontier Oil Corp. (Oil & Gas)	41,054	2,436,556
G & K Services, Inc. (Textiles)	6,316	268,683
Gardner Denver, Inc. * (Machinery-Diversified)	7,895	514,754
GenCorp, Inc. * (Aerospace/Defense)	39,475	811,211
General Communication, Inc. - Class A * (Telecommunications)	22,106	267,262
Genesco, Inc. * (Retail)	15,790	614,073
Gevity HR, Inc. (Commercial Services)	4,737	115,867
Glacier Bancorp, Inc. (Banks)	12,632	392,224
Global Imaging Systems, Inc. * (Office/Business Equipment)	11,053	419,793
Global Payments, Inc. (Software)	47,370	2,511,084
Gold Banc Corp., Inc. (Banks)	12,632	231,418
Greatbatch, Inc. * (Electrical Components & Equipment)	15,790	345,959
Guitar Center, Inc. * (Retail)	18,948	903,820
Gymboree Corp. * (Apparel)	7,895	205,586
Haemonetics Corp. * (Healthcare - Products)	12,632	641,327

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hanmi Financial CORP. (Banks)	18,948	342,201
Hansen Natural Corp. * (Beverages)	9,474	1,194,198
Harbor Florida Bancshares, Inc. (Savings & Loans)	9,474	358,780
Harland (John H.) Co. (Household Products/Wares)	14,211	558,492
Harmonic, Inc. * (Telecommunications)	15,790	100,582
Headwaters, Inc. * (Energy - Alternate Sources)	30,001	1,193,740
Healthcare Services Group, Inc. (Commercial Services)	7,895	168,637
Healthways, Inc. * (Healthcare - Services)	23,685	1,206,514
Heartland Express, Inc. (Transportation)	33,159	722,535
Heidrick & Struggles International, Inc. * (Commercial Services)	4,737	171,858
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	56,844	2,154,389
Hibbett Sporting Goods, Inc. * (Retail)	25,264	833,459
Hilb, Rogal, & Hobbs Co. (Insurance)	25,264	1,041,382
Hologic, Inc. * (Healthcare - Products)	15,790	873,977
Hot Topic, Inc. * (Retail)	33,159	480,806
Hydril Co. * (Oil & Gas Services)	14,211	1,107,747
Hyperion Solutions Corp. * (Software)	23,685	772,131
ICU Medical, Inc. * (Healthcare - Products)	9,474	342,864
IDEX Corp. (Machinery-Diversified)	17,369	906,141
IDEXX Laboratories, Inc. * (Healthcare - Products)	23,685	2,045,438
IHOP Corp. (Retail)	6,316	302,789
Immucor, Inc. * (Healthcare - Products)	33,159	951,332
Infospace, Inc. * (Internet)	9,474	264,798
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	9,474	252,008
Integra LifeSciences Holdings * (Biotechnology)	12,632	517,659
Inter-Tel, Inc. (Software)	7,895	169,269
Intermagnetics General Corp. * (Electrical Components & Equipment)	15,790	395,539
Internet Security Systems, Inc. * (Internet)	28,422	681,560
Intrado, Inc. * (Telecommunications)	12,632	328,179
Invacare Corp. (Healthcare - Products)	11,053	343,306
Investment Technology Group, Inc. * (Diversified Financial Services)	30,001	1,494,049
iPayment Holdings, Inc. * (Commercial Services)	9,474	405,961
Irwin Financial Corp. (Banks)	6,316	122,088
Itron, Inc. * (Electronics)	9,474	567,019
J & J Snack Foods Corp. (Food)	3,158	106,077
J. Jill Group, Inc. * (Retail)	6,316	151,016
J2 Global Communications, Inc. * (Internet)	17,369	816,343
Jack in the Box, Inc. * (Retail)	15,790	686,865
JDA Software Group, Inc. * (Software)	9,474	136,805
JLG Industries, Inc. (Machinery - Construction & Mining)	34,738	1,069,583
Jos. A. Bank Clothiers, Inc. * (Retail)	7,895	378,565
K-Swiss, Inc. - Class A (Apparel)	18,948	571,093

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Kensey Nash Corp. * (Healthcare - Products)	7,895	225,797
Kilroy Realty Corp. (REIT)	7,895	609,968
Kirby Corp. * (Transportation)	11,053	752,820
Knight Transportation, Inc. (Transportation)	39,475	779,631
Komag, Inc. * (Computers)	22,106	1,052,246
Kopin Corp. * (Semiconductors)	23,685	118,662
Kronos, Inc. * (Computers)	23,685	885,582
Labor Ready, Inc. * (Commercial Services)	18,948	453,805
Landry’s Restaurants, Inc. (Retail)	6,316	223,144
Landstar System, Inc. (Transportation)	42,633	1,880,967
Laserscope * (Healthcare - Products)	7,895	186,717
LCA-Vision, Inc. (Healthcare - Products)	7,895	395,618
Lindsay Manufacturing Co. (Machinery-Diversified)	4,737	128,325
Littelfuse, Inc. * (Electrical Components & Equipment)	6,316	215,565
Live Nation, Inc. (Commercial Services)	14,211	281,946
LKQ Corp. * (Distribution/Wholesale)	23,685	492,885
Lone Star Technologies, Inc. * (Oil & Gas Services)	9,474	524,954
Ltc Properties, INC. (REIT)	3,158	73,455
M/I Schottenstein Homes, Inc. (Home Builders)	4,737	222,639
Macdermid, Inc. (Chemicals)	7,895	253,824
MAF Bancorp, Inc. (Savings & Loans)	7,895	345,564
Manhattan Associates, Inc. * (Computers)	20,527	451,594
Manitowoc Co. (Machinery-Diversified)	11,053	1,007,481
ManTech International Corp. - Class A * (Software)	12,632	419,635
MarineMax, Inc. * (Retail)	6,316	211,712
Massey Energy Co. (Coal)	20,527	740,409
Matria Healthcare Inc * (Healthcare - Services)	6,316	239,755
Maverick Tube Corp. * (Oil & Gas Services)	15,790	836,712
Maximus, Inc. (Commercial Services)	7,895	284,062
Medicis Pharmaceutical Corp. – Class A (Pharmaceuticals)	39,475	1,286,884
Mentor Corp. (Healthcare - Products)	26,843	1,216,256
Mercury Computer Systems, Inc. * (Computers)	15,790	255,798
Merit Medical Systems, Inc. * (Healthcare - Products)	18,948	227,565
Meritage Homes Corp. * (Home Builders)	17,369	954,600
Mesa Air Group, Inc. * (Airlines)	11,053	126,446
MGI Pharma, Inc. * (Pharmaceuticals)	26,843	469,753
Micros Systems, Inc. * (Computers)	15,790	727,445
Microsemi Corp. * (Semiconductors)	22,106	643,505
Midas, Inc. * (Commercial Services)	3,158	69,065
MIVA, Inc. * (Internet)	20,527	83,750
Mobile Mini, Inc. * (Storage/Warehousing)	12,632	390,581
Moog, Inc. - Class A * (Aerospace/Defense)	11,053	392,271
MRO Software, Inc. * (Software)	6,316	100,803

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
MTS Systems Corp. (Computers)	6,316	264,198
Multimedia Games, Inc. * (Leisure Time)	18,948	281,946
Napster, Inc. * (Software)	9,474	32,022
Nara Bancorp, Inc. (Banks)	14,211	249,403
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	3,158	39,475
NBTY, Inc. * (Pharmaceuticals)	41,054	924,536
Neoware Systems, INC. * (Software)	14,211	420,930
NETGEAR, Inc. * (Telecommunications)	15,790	300,168
New Century Financial Corp. (REIT)	22,106	1,017,317
New Jersey Resources Corp. (Gas)	9,474	428,699
Novatel Wireless, Inc. * (Telecommunications)	9,474	84,792
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	17,369	312,816
NS Group, Inc. * (Metal Fabricate/Hardware)	4,737	218,045
NVR, Inc. * (Home Builders)	3,158	2,333,604
Oceaneering International, Inc. * (Oil & Gas Services)	12,632	723,814
Odyssey Healthcare, Inc. * (Healthcare - Services)	25,264	434,793
Old Dominion Freight Line, Inc. * (Transportation)	9,474	255,324
OM Group, Inc. * (Chemicals)	9,474	217,902
On Assignment, Inc. * (Commercial Services)	6,316	69,350
Open Solutions, Inc. * (Software)	9,474	258,735
Oshkosh Truck Corp. (Auto Manufacturers)	28,422	1,768,985
P.F. Chang’s China Bistro, Inc. * (Retail)	18,948	933,947
Panera Bread Co. - Class A * (Retail)	22,106	1,661,928
Papa John’s International, Inc. * (Retail)	15,790	518,070
PAREXEL International Corp. * (Commercial Services)	6,316	166,995
Paxar Corp. * (Electronics)	9,474	185,406
Pediatrix Medical Group, Inc. * (Healthcare - Services)	17,369	1,782,754
Peet’s Coffee & Tea, Inc. * (Beverages)	9,474	284,220
Penn Virginia Corp. (Oil & Gas)	14,211	1,008,981
Per-Se Technologies, Inc. * (Software)	25,264	673,538
Petroleum Development * (Oil & Gas)	12,632	572,988
Philadelphia Consolidated Holding Corp. * (Insurance)	37,896	1,293,770
Phillips-Van Heusen Corp. (Apparel)	11,053	422,335
Photon Dynamics, Inc. * (Electronics)	4,737	88,819
Playtex Products Inc. * (Household Products/Wares)	18,948	198,386
Polaris Industries, Inc. (Leisure Time)	30,001	1,636,854
PolyMedica Corp. (Healthcare - Products)	17,369	735,751
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	11,053	517,612
Possis Medical, Inc. * (Healthcare - Products)	12,632	128,341
Power Integrations, Inc. * (Semiconductors)	12,632	313,021
Pre-Paid Legal Services, Inc. (Commercial Services)	7,895	280,115

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
PrivateBancorp, Inc. (Banks)	12,632	524,102
ProAssurance Corp. * (Insurance)	12,632	656,864
Progress Software Corp. * (Software)	17,369	505,264
Prosperity Bancshares, Inc. (Banks)	11,053	333,911
Quality Systems Inc. (Software)	12,632	418,119
Quiksilver, Inc. * (Apparel)	50,528	700,318
Radiant Systems, Inc. * (Computers)	6,316	85,392
Ralcorp Holdings, Inc. * (Food)	14,211	540,729
RARE Hospitality International, Inc. * (Retail)	15,790	549,966
Red Robin Gourmet Burgers, Inc. * (Retail)	4,737	223,586
RehabCare Group, Inc. * (Healthcare - Services)	6,316	119,057
Remington Oil & Gas Corp. * (Oil & Gas)	17,369	750,688
ResMed, Inc. * (Healthcare - Products)	50,528	2,222,222
Respironics, Inc. * (Healthcare - Products)	52,107	2,027,483
Rewards Network, Inc. * (Commercial Services)	7,895	62,844
RLI Corp. (Insurance)	9,474	542,860
Rogers Corp. * (Electronics)	4,737	258,072
RTI International Metals, Inc. * (Mining)	6,316	346,433
Rudolph Technologies, Inc. * (Semiconductors)	3,158	53,844
Sanderson Farms, Inc. (Food)	6,316	141,478
Savient Pharmaceuticals, Inc. * (Biotechnology)	17,369	92,577
ScanSource, Inc. * (Distribution/Wholesale)	9,474	572,324
School Specialty, Inc. * (Retail)	7,895	272,378
SCP Pool Corp. (Distribution/Wholesale)	37,896	1,777,702
SEACOR SMIT, Inc. * (Oil & Gas Services)	6,316	500,227
Secure Computing Corp. * (Internet)	9,474	109,330
Select Comfort Corp. * (Retail)	25,264	999,191
SFBC International, Inc. * (Commercial Services)	12,632	307,968
Shaw Group, Inc. * (Engineering & Construction)	33,159	1,008,034
Shuffle Master, Inc. * (Entertainment)	25,264	902,935
Sierra Health Services, Inc. * (Healthcare - Services)	37,896	1,542,367
Simpson Manufacturing Co., Inc. (Building Materials)	26,843	1,162,302
SkyWest, Inc. (Airlines)	25,264	739,478
Sonic Corp. * (Retail)	42,633	1,497,697
Sonic Solutions * (Electronics)	17,369	314,553
Southern Union Co. (Gas)	41,054	1,019,370
Spectrum Brands, Inc. * (Household Products/Wares)	11,053	240,071
SPSS, Inc. * (Software)	3,158	99,982
St. Mary Land & Exploration Co. (Oil & Gas)	41,054	1,676,235
Standard Microsystems Corp. * (Semiconductors)	6,316	164,090
Stein Mart, Inc. (Retail)	9,474	165,037
Sterling Bancshares, Inc. (Banks)	17,369	313,510

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Stone Energy Corp. * (Oil & Gas)	18,948	836,175
Sunrise Assisted Living, Inc. * (Healthcare - Services)	30,001	1,169,139
Supertex, Inc. * (Semiconductors)	4,737	178,206
SurModics, Inc. * (Healthcare - Products)	11,053	390,834
Swift Energy Co. * (Oil & Gas)	20,527	768,941
Sybron Dental Special, Inc. * (Healthcare - Products)	28,422	1,172,123
Synaptics, Inc. * (Computers)	17,369	381,944
Take-Two Interactive Software, Inc. * (Software)	50,528	942,852
TALX Corp. (Computers)	23,685	674,549
Teledyne Technologies, Inc. * (Aerospace/Defense)	14,211	505,912
Tetra Tech, Inc. * (Environmental Control)	20,527	391,860
TETRA Technologies, Inc. * (Oil & Gas Services)	12,632	594,209
The Children’s Place Retail Stores, Inc. * (Retail)	15,790	914,241
The Finish Line, Inc. - Class A (Retail)	15,790	259,746
The Men’s Wearhouse, Inc. (Retail)	15,790	567,493
The Nautilus Group, Inc. (Leisure Time)	23,685	354,091
The Steak n Shake Co. * (Retail)	11,053	233,218
Too, Inc. * (Retail)	23,685	813,580
Toro Co. (Housewares)	20,527	980,164
Town & Country Trust (REIT)	9,474	384,550
Tractor Supply Co. * (Retail)	23,685	1,571,263
TreeHouse Foods, Inc. * (Food)	12,632	335,380
Triarc Cos., Inc. (Retail)	23,685	414,014
Trimble Navigation, Ltd. * (Electronics)	23,685	1,067,009
Tuesday Morning Corp. (Retail)	9,474	218,755
UCBH Holdings, Inc. (Banks)	67,897	1,284,611
Ultratech Stepper, Inc. * (Semiconductors)	6,316	154,616
Umpqua Holdings Corp. (Banks)	18,948	540,018
Unit Corp. * (Oil & Gas)	33,159	1,848,614
United Fire & Casualty Co. (Insurance)	4,737	155,847
United Natural Foods, Inc. * (Food)	18,948	662,611
United Surgical Partners International, Inc. * (Healthcare - Services)	31,580	1,118,248
Universal Forest Products, Inc. (Building Materials)	6,316	401,003
Universal Technical Institute, Inc. * (Commercial Services)	7,895	237,640
URS Corp. * (Engineering & Construction)	14,211	571,993
USANA Health Sciences, Inc. * (Pharmaceuticals)	7,895	329,379
Valmont Industries, Inc. (Metal Fabricate/Hardware)	4,737	199,143
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	20,527	576,397
Veeco Instruments, Inc. * (Semiconductors)	6,316	147,479
Ventiv Health, Inc. * (Advertising)	6,316	209,818
Vertrue, Inc. * (Commercial Services)	6,316	264,009
ViaSat, Inc. * (Telecommunications)	9,474	271,430

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Viasys Healthcare, Inc. * (Healthcare - Products)	7,895	237,482
Vicor Corp. (Electrical Components & Equipment)	4,737	93,461
Vital Signs, Inc. (Healthcare - Products)	1,579	86,734
W-H Energy Services, Inc. * (Oil & Gas Services)	20,527	913,246
Waste Connections, Inc. * (Environmental Control)	33,159	1,320,060
Watsco, Inc. (Distribution/Wholesale)	7,895	560,940
Watson Wyatt & Co. Holdings (Commercial Services)	20,527	668,769
WD-40 Co. (Household Products/Wares)	6,316	194,849
WebEx Communications, Inc. * (Internet)	25,264	850,639
Websense, Inc. * (Internet)	34,738	958,074
Winnebago Industries, Inc. (Home Builders)	23,685	718,603
Wintrust Financial Corp. (Banks)	17,369	1,010,355
WMS Industries, Inc. * (Leisure Time)	6,316	190,112
Wolverine World Wide, Inc. (Apparel)	18,948	419,319
Woodward Governor Co. (Electronics)	9,474	315,011
World Acceptance Corp. * (Diversified Financial Services)	12,632	346,117
World Fuel Services Corp. (Retail)	20,527	830,112
X-Rite, Inc. (Electronics)	4,737	62,907
Zenith National Insurance Corp. (Insurance)	14,211	683,975

TOTAL COMMON STOCKS (Cost $164,775,303)		202,289,227

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $419,155 (Collateralized by $443,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $428,259)	$419,000	419,000

TOTAL REPURCHASE AGREEMENTS (Cost $419,000)		419,000

TOTAL INVESTMENT SECURITIES (Cost $165,194,303) - 100.2% of net assets		$202,708,227

Percentages indicated are based on net assets of $202,320,709.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $154,040)	2	$7,523

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.5%
Aerospace/Defense	1.8%
Agriculture	0.4%
Airlines	0.4%
Apparel	1.1%
Auto Manufacturers	1.1%
Banks	4.8%
Beverages	0.7%
Biotechnology	0.4%
Building Materials	0.9%
Chemicals	0.2%
Coal	0.4%
Commercial Services	3.1%
Computers	3.7%
Distribution/Wholesale	1.8%
Diversified Financial Services	1.3%
Electrical Components & Equipment	0.5%
Electronics	3.8%
Energy - Alternate Sources	0.6%
Engineering & Construction	0.9%
Entertainment	0.4%
Environmental Control	0.8%
Food	0.9%
Forest Products & Paper	0.1%
Gas	0.7%
Healthcare - Products	10.2%
Healthcare - Services	5.0%
Home Builders	2.2%
Home Furnishings	0.2%
Household Products/Wares	1.0%
Housewares	0.5%
Insurance	2.2%
Internet	2.4%
Iron/Steel	0.3%
Leisure Time	1.3%
Lodging	0.3%
Machinery - Construction & Mining	0.5%
Machinery - Diversified	1.7%
Media	NM
Metal Fabricate/Hardware	0.2%
Mining	0.3%
Miscellaneous Manufacturing	1.3%
Office/Business Equipment	0.2%
Oil & Gas	7.2%
Oil & Gas Services	4.1%
Pharmaceuticals	2.1%
Real Estate Investment Trust	1.4%
Retail	9.7%
Savings & Loans	1.6%
Semiconductor	1.8%
Software	6.7%
Storage/Warehousing	0.2%
Telecommunications	1.3%
Textiles	0.1%
Transportation	2.7%
Other**	0.2%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Asia 30

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (98.6%)
AU Optronics Corp. (Electronics)	126,684	$1,888,858
BHP Billiton, Ltd. (Mining)	192,510	7,671,524
China Mobile (Hong Kong), Ltd. (Telecommunications)	383,778	10,185,467
China Petroleum and Chemical Corp. (Oil & Gas)	116,127	6,777,172
China Yuchai International, Ltd. (Auto Parts & Equipment)	124,821	954,881
Chunghwa Telecom Co., Ltd. (Telecommunications)	140,967	2,761,544
CNOOC, Ltd. (Oil & Gas)	56,511	4,418,030
Creative Technology, Ltd. (Computers)	166,428	1,189,960
Ctrip.com International, Ltd. (Internet)	33,534	2,773,262
Flextronics International, Ltd. * (Electronics)	162,081	1,677,538
Icici Bank, Ltd. (Banks)	98,118	2,715,906
Infosys Technologies, Ltd. (Software)	42,849	3,336,223
Kookmin Bank (Banks)	57,132	4,885,929
Korea Electric Power Corp. (Electric)	191,268	4,131,389
KT Corp. (Telecommunications)	111,159	2,367,687
LG. Philips LCD Co., Ltd. * (Electronics)	104,949	2,382,343
Nam Tai Electronics, Inc. (Electronics)	66,447	1,522,301
Netease.com, Inc. * (Internet)	116,748	2,864,995
PacificNet, Inc. * (Computers)	182,574	1,349,222
PetroChina Company, Ltd. (Oil & Gas)	158,355	16,619,356
POSCO (Iron/Steel)	55,890	3,565,782
Satyam Computer Services, Ltd. (Software)	71,415	3,125,120
Shanda Interactive Entertainment, Ltd. * (Internet)	46,575	668,351
SINA Corp. * (Internet)	52,164	1,455,376
SK Telecom Co., Ltd. (Telecommunications)	124,821	2,944,527
Sohu.com, Inc. * (Internet)	81,972	2,187,833
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	538,407	5,416,375
Tommy Hilfiger Corp. * (Apparel)	133,515	2,198,992
United Microelectronics Corp. (Semiconductors)	729,054	2,486,074
Wipro, Ltd. (Software)	250,884	3,730,646

TOTAL COMMON STOCKS (Cost $81,856,641)		110,252,663

	Principal Amount
Repurchase Agreements (1.2%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $1,314,487 (Collateralized by $1,387,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $1,340,846)	$1,314,000	1,314,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,314,000)		1,314,000

TOTAL INVESTMENT SECURITIES (Cost $83,170,641) - 99.8% of net assets		$111,566,663

As of 3/31/06, all securities in this portfolio were traded on U.S. exchanges.

Percentages indicated are based on net assets of $111,828,380.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $1,304,000)	4	$3,434

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Apparel	2.0%
Auto Part & Equipment	0.9%
Banks	6.8%
Computers	2.3%
Electric	3.7%
Electronics	6.7%
Internet	8.9%
Iron/Steel	3.2%
Mining	6.9%
Oil & Gas	24.8%
Semiconductors	7.1%
Software	9.1%
Telecommunications	16.2%
Other***	1.2%

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of March 31, 2006:

Australia	6.9%
China	33.1%
Hong Kong	17.6%
India	9.1%
Korea	18.1%
Singapore	2.6%
Taiwan	11.2%
United States***	1.2%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Europe 30

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.8%)
Alcon, Inc. (Healthcare - Products)	31,773	$3,312,653
ASM Lithography Holding N.V. * (Semiconductors)	157,352	3,205,260
AstraZeneca PLC (Pharmaceuticals)	101,371	5,091,865
Autoliv, Inc. (Auto Parts & Equipment)	49,929	2,824,983
BP Amoco PLC (Oil & Gas)	151,300	10,430,621
Business Objects S.A. * (Software)	84,728	3,090,030
DaimlerChrysler AG (Auto Manufacturers)	86,241	4,951,096
Elan Corp. PLC * (Pharmaceuticals)	357,068	5,156,062
GlaxoSmithKline PLC (Pharmaceuticals)	137,683	7,202,198
HSBC Holdings PLC (Banks)	99,858	8,366,103
Koninklijke (Royal) Phillips Electronics NV (Electronics)	127,092	4,276,646
Mittal Steel Co. NV - Class A (Iron/Steel)	104,397	3,940,987
Nokia OYJ (Telecommunications)	279,905	5,799,632
Novartis AG (Pharmaceuticals)	134,657	7,465,384
NTL, Inc. * (Telecommunications)	34,799	1,012,999
Royal Dutch Shell PLC - Class A (Oil & Gas)	84,728	5,275,165
Royal Dutch Shell PLC - Class B (Oil & Gas)	72,624	4,731,454
Ryanair Holdings PLC * (Airlines)	57,494	3,144,922
Sanofi-Aventis (Pharmaceuticals)	140,709	6,676,642
SAP AG (Software)	93,806	5,095,542
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	72,624	3,376,290
Siemens AG (Miscellaneous Manufacturing)	59,007	5,497,682
STMicroelectronics NV (Semiconductors)	177,021	3,255,416
Telefonaktiebolaget LM Ericsson (Telecommunications)	122,553	4,622,699
Tenaris S.A. (Iron/Steel)	27,234	4,920,367
Top Tankers, Inc. (Transportation)	137,683	1,789,879
Total Fina SA (Oil & Gas)	60,520	7,972,300
UBS AG (Banks)	63,546	6,988,154
Unilever NV (Food)	49,929	3,456,085
Vodafone Group PLC (Telecommunications)	292,009	6,102,988
Willis Group Holdings, Ltd. (Insurance)	66,572	2,280,757

TOTAL COMMON STOCKS (Cost $115,947,454)		151,312,861

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.1%)

UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $122,045 (Collateralized by $129,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $124,707)	$122,000	122,000

TOTAL REPURCHASE AGREEMENTS (Cost $122,000)		122,000

TOTAL INVESTMENT SECURITIES (Cost $116,069,454) - 99.9% of net assets		$151,434,861

Percentages indicated are based on net assets of $151,643,089.

As of 3/31/06, all securities in this portfolio were traded on U.S. Exchanges.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $195,600)	3	$(719)

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Airlines	2.1%
Auto Manufacturers	3.3%
Auto Parts & Equipment	1.9%
Banks	10.1%
Electronics	2.8%
Food	2.3%
Healthcare-Products	2.2%
Insurance	1.5%
Iron/Steel	5.8%
Miscellaneous Manufacturing	3.6%
Oil & Gas	18.7%
Pharmaceuticals	23.0%
Semiconductors	4.3%
Software	5.4%
Telecommunications	11.6%
Transportation	1.2%
Other**	0.1%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of March 31, 2006:

Finland	3.8%
France	11.7%
Germany	10.3%
Greece	1.2%
Ireland	5.5%
Luxembourg	3.2%
Netherlands	13.3%
Sweden	4.9%
Switzerland	13.9%
United Kingdom	32.0%
United States**	0.1%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Japan

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (76.8%)
Federal Farm Credit Bank, 4.25%, 4/3/06	$19,962,000	$19,957,287
Federal Home Loan Bank, 4.25%, 4/3/06	19,962,000	19,957,287
Federal Home Loan Mortgage Corp., 4.25%, 4/3/06	19,962,000	19,957,287
Federal National Mortgage Association, 4.25%, 4/3/06	19,962,000	19,957,286

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $79,829,147)		79,829,147

Repurchase Agreements (19.2%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $19,959,399 (Collateralized by $19,560,000 Federal National Mortgage Association, 6.00%, 5/15/08, market value $20,351,773)	19,952,000	19,952,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,952,000)		19,952,000

Options Purchased (NM)

	Contracts
Nikkei 225 Futures Put Option expiring April 2006 @ $8,000	100	1,142

TOTAL OPTIONS PURCHASED (Cost $2,900)		1,142

TOTAL INVESTMENT SECURITIES (Cost $99,784,047) - 96.0% of net assets		$99,782,289

Percentages indicated are based on net assets of $103,927,913.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring June 2006 (Underlying face amount at value $104,029,200)	1,221	$8,118,352

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraBull

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (85.0%)
3M Co. (Miscellaneous Manufacturing)	2,720	$205,877

Abbott Laboratories (Pharmaceuticals)	5,640	239,531
ACE, Ltd. (Insurance)	1,160	60,332
ADC Telecommunications, Inc. * (Telecommunications)	420	10,748
Adobe Systems, Inc. (Software)	2,260	78,919
Advanced Micro Devices, Inc. * (Semiconductors)	1,800	59,688
Aetna, Inc. (Healthcare - Services)	2,060	101,228
Affiliated Computer Services, Inc. - Class A * (Computers)	460	27,444
AFLAC, Inc. (Insurance)	1,800	81,234
Agilent Technologies, Inc. * (Electronics)	1,560	58,579
Air Products & Chemicals, Inc. (Chemicals)	800	53,752
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	280	12,384
Albertson’s, Inc. (Food)	1,340	34,398
Alcoa, Inc. (Mining)	3,140	95,958
Allegheny Energy, Inc. * (Electric)	600	20,310
Allegheny Technologies, Inc. (Iron/Steel)	320	19,578
Allergan, Inc. (Pharmaceuticals)	540	58,590
Allied Waste Industries, Inc. * (Environmental Control)	780	9,547
Allstate Corp. (Insurance)	2,360	122,980
Alltel Corp. (Telecommunications)	1,420	91,945
Altera Corp. * (Semiconductors)	1,340	27,658
Altria Group, Inc. (Agriculture)	7,600	538,536
Amazon.com, Inc. * (Internet)	1,120	40,891
Ambac Financial Group, Inc. (Insurance)	380	30,248
Amerada Hess Corp. (Oil & Gas)	280	39,872
Ameren Corp. (Electric)	740	36,867
American Electric Power, Inc. (Electric)	1,420	48,308

American Express Co. (Diversified Financial Services)	4,500	236,475
American International Group, Inc. (Insurance)	9,380	619,923
American Power Conversion Corp. (Electrical Components & Equipment)	600	13,866
American Standard Cos. (Building Materials)	640	27,430
Ameriprise Financial, Inc. (Diversified Financial Services)	900	40,554
AmerisourceBergen Corp. (Pharmaceuticals)	760	36,685
Amgen, Inc. * (Biotechnology)	4,320	314,280
AmSouth Bancorp (Banks)	1,260	34,083
Anadarko Petroleum Corp. (Oil & Gas)	840	84,848

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Analog Devices, Inc. (Semiconductors)	1,360	52,074

Andrew Corp. * (Telecommunications)	580	7,122

Anheuser-Busch Cos., Inc. (Beverages)	2,840	121,467

AON Corp. (Insurance)	1,180	48,982
Apache Corp. (Oil & Gas)	1,180	77,302
Apartment Investment and Management Co. - Class A (REIT)	340	15,946
Apollo Group, Inc.- Class A * (Commercial Services)	520	27,305
Apple Computer, Inc. * (Computers)	3,200	200,704
Applera Corp.- Applied Biosystems Group (Electronics)	680	18,455
Applied Materials, Inc. (Semiconductors)	6,080	106,461
Applied Micro Circuits Corp. * (Semiconductors)	1,120	4,558
Archer-Daniels-Midland Co. (Agriculture)	2,340	78,741
Archstone-Smith Trust (REIT)	760	37,065
Ashland, Inc. (Chemicals)	260	18,481
AT&T, Inc. (Telecommunications)	14,240	385,050
Autodesk, Inc. * (Software)	860	33,127
Automatic Data Processing, Inc. (Software)	2,120	96,842
AutoNation, Inc. * (Retail)	660	14,223
AutoZone, Inc. * (Retail)	200	19,938
Avaya, Inc. * (Telecommunications)	1,540	17,402
Avery Dennison Corp. (Household Products/Wares)	400	23,392
Avon Products, Inc. (Cosmetics/Personal Care)	1,640	51,119
Baker Hughes, Inc. (Oil & Gas Services)	1,240	84,816
Ball Corp. (Packaging & Containers)	380	16,655
Bank of America Corp. (Banks)	16,800	765,073
Bank of New York Co., Inc. (Banks)	2,820	101,633
Bard (C.R.), Inc. (Healthcare- Products)	380	25,768
Barr Pharmaceuticals Inc. * (Pharmaceuticals)	400	25,192
Bausch & Lomb, Inc. (Healthcare- Products)	200	12,740
Baxter International, Inc. (Healthcare- Products)	2,360	91,592
BB&T Corp. (Banks)	1,960	76,832
Bear Stearns Cos., Inc. (Diversified Financial Services)	440	61,028
Becton, Dickinson & Co. (Healthcare- Products)	900	55,422
Bed Bath & Beyond, Inc. * (Retail)	1,020	39,168
BellSouth Corp. (Telecommunications)	6,560	227,304
Bemis Co., Inc. (Packaging & Containers)	360	11,369
Best Buy Co., Inc. (Retail)	1,440	80,539
Big Lots, Inc. * (Retail)	400	5,584
Biogen Idec, Inc. * (Biotechnology)	1,260	59,346

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Biomet, Inc. (Healthcare - Products)	900	31,968
BJ Services Co. (Oil & Gas Services)	1,160	40,136
Black & Decker Corp. (Hand/Machine Tools)	280	24,329
BMC Software, Inc. * (Software)	780	16,895
Boeing Co. (Aerospace/Defense)	2,900	225,997
Boston Properties, Inc. (REIT)	300	27,975
Boston Scientific Corp. * (Healthcare - Products)	2,180	50,249
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,120	175,223
Broadcom Corp. - Class A * (Semiconductors)	1,660	71,646
Brown-Forman Corp. (Beverages)	300	23,091
Brunswick Corp. (Leisure Time)	340	13,212
Burlington Northern Santa Fe Corp. (Transportation)	1,360	113,329
Burlington Resources, Inc. (Oil & Gas)	1,292	118,748

CA, Inc. (Software)	1,640	44,624
Campbell Soup Co. (Food)	660	21,384
Capital One Financial Corp. (Diversified Financial Services)	1,080	86,962
Cardinal Health, Inc. (Pharmaceuticals)	1,520	113,270

Caremark Rx, Inc. * (Pharmaceuticals)	1,640	80,655
Carnival Corp. (Leisure Time)	1,620	76,740
Caterpillar, Inc. (Machinery - Construction & Mining)	2,420	173,780
CBS Corp. - Class B (Media)	2,820	67,624
Cendant Corp. (Commercial Services)	3,660	63,501
CenterPoint Energy, Inc. (Electric)	1,140	13,600
Centex Corp. (Home Builders)	440	27,276
CenturyTel, Inc. (Telecommunications)	480	18,778
Chesapeake Energy Corp. (Oil & Gas)	1,340	42,089
ChevronTexaco Corp. (Oil & Gas)	7,940	460,282
Chiron Corp. * (Biotechnology)	400	18,324
Chubb Corp. (Insurance)	720	68,717
CIENA Corp. * (Telecommunications)	2,220	11,566
CIGNA Corp. (Insurance)	440	57,473
Cincinnati Financial Corp. (Insurance)	620	26,083
Cinergy Corp. (Electric)	684	31,060
Cintas Corp. (Textiles)	500	21,310
Circuit City Stores, Inc. (Retail)	540	13,219
Cisco Systems, Inc. * (Telecommunications)	22,620	490,176
CIT Group, Inc. (Diversified Financial Services)	720	38,534
Citigroup, Inc. (Diversified Financial Services)	18,060	853,155
Citizens Communications Co. (Telecommunications)	1,200	15,924
Citrix Systems, Inc. * (Software)	640	24,256
Clear Channel Communications, Inc. (Media)	1,900	55,119
Clorox Co. (Household Products/Wares)	540	32,319
CMS Energy Corp. * (Electric)	800	10,360
Coach, Inc. * (Apparel)	1,420	49,104
Coca-Cola Co. (Beverages)	7,520	314,862

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Coca-Cola Enterprises, Inc. (Beverages)	1,080	21,967

Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,880	107,348
Comcast Corp. - Special Class A * (Media)	7,760	203,002
Comerica, Inc. (Banks)	580	33,623
Compass Bancshares, Inc. (Banks)	440	22,268
Computer Sciences Corp. * (Computers)	700	38,885
Compuware Corp. * (Software)	1,420	11,119
Comverse Technology, Inc. * (Telecommunications)	760	17,883
ConAgra Foods, Inc. (Food)	1,980	42,491
ConocoPhillips (Oil & Gas)	4,960	313,224
Consolidated Edison, Inc. (Electric)	880	38,280
Constellation Brands, Inc. * (Beverages)	720	18,036
Constellation Energy Group, Inc. (Electric)	640	35,014
Convergys Corp. * (Commercial Services)	520	9,469
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	340	29,546
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	220	3,155
Corning, Inc. * (Telecommunications)	5,520	148,543
Costco Wholesale Corp. (Retail)	1,720	93,155
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,200	80,740
Coventry Health Care, Inc. * (Healthcare - Services)	600	32,388
CSX Corp. (Transportation)	800	47,840
Cummins, Inc. (Machinery-Diversified)	160	16,816

CVS Corp. (Retail)	2,980	89,013
D.R. Horton, Inc. (Home Builders)	980	32,556
Danaher Corp. (Miscellaneous Manufacturing)	840	53,382
Darden Restaurants, Inc. (Retail)	480	19,694
Dean Foods Co. * (Food)	480	18,638
Deere & Co. (Machinery-Diversified)	860	67,983
Dell, Inc. * (Computers)	8,620	256,531
Devon Energy Corp. (Oil & Gas)	1,580	96,649
Dillards, Inc. - Class A (Retail)	220	5,729
Dollar General Corp. (Retail)	1,160	20,497
Dominion Resources, Inc. (Electric)	1,240	85,597
Dover Corp. (Miscellaneous Manufacturing)	740	35,934
Dow Jones & Co., Inc. (Media)	220	8,646
DTE Energy Co. (Electric)	660	26,459
Du Pont (Chemicals)	3,380	142,670
Duke Energy Corp. (Electric)	3,360	97,945
Dynegy, Inc. - Class A * (Pipelines)	1,120	5,376
E*TRADE Financial Corp. * (Diversified Financial Services)	1,500	40,470
Eastman Chemical Co. (Chemicals)	300	15,354
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,040	29,578
Eaton Corp. (Miscellaneous Manufacturing)	540	39,404

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
eBay, Inc. * (Internet)	4,280	167,177
Ecolab, Inc. (Chemicals)	660	25,212
Edison International (Electric)	1,180	48,592
El Paso Corp. (Pipelines)	2,380	28,679
Electronic Arts, Inc. * (Software)	1,140	62,381
Electronic Data Systems Corp. (Computers)	1,860	49,904
Eli Lilly & Co. (Pharmaceuticals)	4,100	226,730
EMC Corp. * (Computers)	8,760	119,399
Emerson Electric Co. (Electrical Components & Equipment)	1,500	125,445
Engelhard Corp. (Chemicals)	440	17,428
Entergy Corp. (Electric)	760	52,394
EOG Resources, Inc. (Oil & Gas)	860	61,920
Equifax, Inc. (Commercial Services)	480	17,875
Equity Office Properties Trust (REIT)	1,460	49,027
Equity Residential Properties Trust (REIT)	1,060	49,597
Exelon Corp. (Electric)	2,420	128,019
Express Scripts, Inc * (Pharmaceuticals)	520	45,708
Exxon Mobil Corp. (Oil & Gas)	22,020	1,340,137
Family Dollar Stores, Inc. (Retail)	560	14,896
Fannie Mae (Diversified Financial Services)	3,520	180,928
Federated Department Stores, Inc. (Retail)	1,000	73,000
Federated Investors, Inc. - Class B (Diversified Financial Services)	300	11,715
FedEx Corp. (Transportation)	1,120	126,493
Fifth Third Bancorp (Banks)	2,020	79,507
First Data Corp. (Software)	2,820	132,032
First Horizon National Corp. (Banks)	440	18,326
FirstEnergy Corp. (Electric)	1,180	57,702
Fiserv, Inc. * (Software)	660	28,083
Fisher Scientific International, Inc. * (Electronics)	460	31,303
Fluor Corp. (Engineering & Construction)	320	27,456
Ford Motor Co. (Auto Manufacturers)	6,720	53,490
Forest Laboratories, Inc. * (Pharmaceuticals)	1,180	52,663
Fortune Brands, Inc. (Household Products/Wares)	520	41,928
FPL Group, Inc. (Electric)	1,460	58,604
Franklin Resources, Inc. (Diversified Financial Services)	560	52,774
Freddie Mac (Diversified Financial Services)	2,520	153,720
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	680	40,644
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	1,540	42,766
Gannett Co., Inc. (Media)	880	52,730
Gateway, Inc. * (Computers)	960	2,102
General Dynamics Corp. (Aerospace/Defense)	1,440	92,131
General Electric Co. (Miscellaneous Manufacturing)	38,020	1,322,336
General Mills, Inc. (Food)	1,300	65,884

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
General Motors Corp. (Auto Manufacturers)	2,000	42,540
Genuine Parts Co. (Distribution/Wholesale)	620	27,175
Genworth Financial, Inc. - Class A (Diversified Financial Services)	1,360	45,465
Genzyme Corp. * (Biotechnology)	960	64,531
Gilead Sciences, Inc. * (Pharmaceuticals)	1,700	105,774
Golden West Financial Corp. (Savings & Loans)	920	62,468
Goodrich Corp. (Aerospace/Defense)	440	19,188
Google, Inc. - Class A * (Internet)	700	273,000
Guidant Corp. (Healthcare - Products)	1,240	96,794
H & R Block, Inc. (Commercial Services)	1,160	25,114
Halliburton Co. (Oil & Gas Services)	1,840	134,357
Harley-Davidson, Inc. (Leisure Time)	1,000	51,880
Harman International Industries, Inc. (Home Furnishings)	240	26,671
Harrah’s Entertainment, Inc. (Lodging)	680	53,013
Hartford Financial Services Group, Inc. (Insurance)	1,100	88,605
Hasbro, Inc. (Toys/Games/Hobbies)	660	13,926
HCA, Inc. (Healthcare - Services)	1,500	68,685
Health Management Associates, Inc. - Class A (Healthcare - Services)	880	18,982
Heinz (H.J.) Co. (Food)	1,220	46,262
Hercules, Inc. * (Chemicals)	400	5,520
Hewlett-Packard Co. (Computers)	10,320	339,528
Hilton Hotels Corp. (Lodging)	1,180	30,043
Home Depot, Inc. (Retail)	7,660	324,018
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,040	130,021
Hospira, Inc. * (Pharmaceuticals)	600	23,676
Humana, Inc. * (Healthcare - Services)	580	30,537
Huntington Bancshares, Inc. (Banks)	900	21,717
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	740	71,269
IMS Health, Inc. (Software)	720	18,554
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,180	49,312
Intel Corp. (Semiconductors)	21,700	419,896
International Business Machines Corp. (Computers)	5,740	473,377
International Flavors & Fragrances, Inc. (Chemicals)	280	9,610
International Game Technology (Entertainment)	1,240	43,673
International Paper Co. (Forest Products & Paper)	1,820	62,917
Interpublic Group of Cos., Inc. * (Advertising)	1,617	15,459
Intuit, Inc. * (Software)	640	34,042
ITT Industries, Inc. (Miscellaneous Manufacturing)	660	37,105
J.C. Penney Co., Inc. (Holding Company) (Retail)	840	50,744
J.P. Morgan Chase & Co. (Diversified Financial Services)	12,660	527,162

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Jabil Circuit, Inc. * (Electronics)	640	27,430
Janus Capital Group, Inc. (Diversified Financial Services)	780	18,073
JDS Uniphase Corp. * (Telecommunications)	6,220	25,937
Jefferson-Pilot Corp. (Insurance)	475	26,572
Johnson & Johnson (Healthcare - Products)	10,800	639,576
Johnson Controls, Inc. (Auto Parts & Equipment)	700	53,150
Jones Apparel Group, Inc. (Apparel)	400	14,148
KB Home (Home Builders)	280	18,194
Kellogg Co. (Food)	920	40,517
Kerr-McGee Corp. (Oil & Gas)	420	40,102
KeyCorp (Banks)	1,480	54,464
KeySpan Corp. (Gas)	640	26,157
Kimberly-Clark Corp. (Household Products/Wares)	1,660	95,948
Kimco Realty Corp. (REIT)	680	27,635
Kinder Morgan, Inc. (Pipelines)	380	34,956
King Pharmaceuticals, Inc. * (Pharmaceuticals)	860	14,835
KLA -Tencor Corp. (Semiconductors)	760	36,754
Knight-Ridder, Inc. (Media)	240	15,170
Kohls Corp. * (Retail)	1,260	66,793
Kroger Co. * (Food)	2,640	53,750
L-3 Communications Holdings, Inc. (Aerospace/Defense)	440	37,748
Laboratory Corp. of America Holdings * (Healthcare - Services)	460	26,901
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	660	16,084
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,000	144,530
Lennar Corp. - Class A (Home Builders)	500	30,190
Lexmark International, Inc. - Class A * (Computers)	400	18,152
Limited, Inc. (Retail)	1,260	30,820
Lincoln National Corp. (Insurance)	640	34,938
Linear Technology Corp. (Semiconductors)	1,140	39,991
Liz Claiborne, Inc. (Apparel)	380	15,572
Lockheed Martin Corp. (Aerospace/Defense)	1,280	96,166
Loews Corp. (Insurance)	480	48,576
Louisiana-Pacific Corp. (Forest Products & Paper)	380	10,336
Lowe’s Cos., Inc. (Retail)	2,840	183,010
LSI Logic Corp. * (Semiconductors)	1,400	16,184
Lucent Technologies, Inc. * (Telecommunications)	16,560	50,508
M&T Bank Corp. (Banks)	280	31,959
Manor Care, Inc. (Healthcare - Services)	280	12,418
Marathon Oil Corp. (Oil & Gas)	1,280	97,498
Marriott International, Inc. - Class A (Lodging)	580	39,788
Marsh & McLennan Cos., Inc. (Insurance)	2,000	58,720

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Marshall & Ilsley Corp. (Banks)	760	33,121
Masco Corp. (Building Materials)	1,500	48,735
Mattel, Inc. (Toys/Games/Hobbies)	1,420	25,745
Maxim Integrated Products, Inc. (Semiconductors)	1,220	45,323
Maytag Corp. (Home Furnishings)	285	6,079
MBIA, Inc. (Insurance)	480	28,862
McCormick & Co., Inc. (Food)	480	16,253
McDonald’s Corp. (Retail)	4,540	155,994
McGraw-Hill Cos., Inc. (Media)	1,340	77,211
McKesson Corp. (Commercial Services)	1,120	58,386
MeadWestvaco Corp. (Forest Products & Paper)	660	18,025
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,120	64,086
MedImmune, Inc. * (Biotechnology)	920	33,654
Medtronic, Inc. (Healthcare - Products)	4,420	224,315

Mellon Financial Corp. (Banks)	1,520	54,112
Merck & Co., Inc. (Pharmaceuticals)	7,940	279,727
Meredith Corp. (Media)	140	7,811
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,104	401,991
MetLife, Inc. (Insurance)	2,760	133,501
MGIC Investment Corp. (Insurance)	320	21,322
Micron Technology, Inc. * (Semiconductors)	2,320	34,150
Microsoft Corp. (Software)	32,480	883,781
Millipore Corp. * (Biotechnology)	180	13,151
Molex, Inc. (Electrical Components & Equipment)	500	16,600
Molson Coors Brewing Co. - Class B (Beverages)	200	13,724
Monsanto Co. (Agriculture)	960	81,360
Monster Worldwide, Inc. * (Internet)	460	22,936
Moody’s Corp. (Commercial Services)	900	64,314
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	3,900	244,998
Motorola, Inc. (Telecommunications)	9,020	206,648
Murphy Oil Corp. (Oil & Gas)	600	29,892
Mylan Laboratories, Inc. (Pharmaceuticals)	760	17,784
Nabors Industries, Ltd. * (Oil & Gas)	580	41,516
National City Corp. (Banks)	2,000	69,800
National Semiconductor Corp. (Semiconductors)	1,280	35,635
National-Oilwell Varco, Inc. * (Oil & Gas Services)	620	39,754
Navistar International Corp. * (Auto Manufacturers)	220	6,068
NCR Corp. * (Computers)	660	27,581
Network Appliance, Inc. * (Computers)	1,360	49,001

Newell Rubbermaid, Inc. (Housewares)	1,020	25,694

Newmont Mining Corp. (Mining)	1,640	85,100
News Corp. - Class A (Media)	8,780	145,836
NICOR, Inc. (Gas)	160	6,330
NIKE, Inc. - Class B (Apparel)	680	57,868
NiSource, Inc. (Electric)	980	19,816

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Noble Corp. (Oil & Gas)	500	40,550
Nordstrom, Inc. (Retail)	800	31,344
Norfolk Southern Corp. (Transportation)	1,500	81,105
North Fork Bancorp, Inc. (Banks)	1,720	49,588
Northern Trust Corp. (Banks)	680	35,700
Northrop Grumman Corp. (Aerospace/Defense)	1,260	86,045
Novell, Inc. * (Software)	1,400	10,752
Novellus Systems, Inc. * (Semiconductors)	500	12,000
Nucor Corp. (Iron/Steel)	560	58,682
NVIDIA Corp. * (Semiconductors)	640	36,646
Occidental Petroleum Corp. (Oil & Gas)	1,560	144,534
Office Depot, Inc. * (Retail)	1,080	40,219
OfficeMax, Inc. (Retail)	260	7,844
Omnicom Group, Inc. (Advertising)	640	53,280
Oracle Corp. * (Software)	13,460	184,267
PACCAR, Inc. (Auto Manufacturers)	620	43,698
Pactiv Corp. * (Packaging & Containers)	520	12,761
Pall Corp. (Miscellaneous Manufacturing)	440	13,724
Parametric Technology Corp. * (Software)	400	6,532
Parker Hannifin Corp. (Miscellaneous Manufacturing)	440	35,468
Patterson Cos., Inc. * (Healthcare - Products)	500	17,600
Paychex, Inc. (Commercial Services)	1,220	50,825
Peoples Energy Corp. (Gas)	140	4,990
PepsiCo, Inc. (Beverages)	6,060	350,208
PerkinElmer, Inc. (Electronics)	480	11,266
Pfizer, Inc. (Pharmaceuticals)	26,700	665,365
PG&E Corp. (Electric)	1,260	49,014
Phelps Dodge Corp. (Mining)	740	59,592
Pinnacle West Capital Corp. (Electric)	360	14,076
Pitney Bowes, Inc. (Office/Business Equipment)	840	36,061
Plum Creek Timber Co., Inc. (Forest Products & Paper)	660	24,374
PMC-Sierra, Inc. * (Semiconductors)	680	8,357
PNC Financial Services Group (Banks)	1,080	72,695

PPG Industries, Inc. (Chemicals)	600	38,010
PPL Corp. (Electric)	1,380	40,572
Praxair, Inc. (Chemicals)	1,160	63,974
Principal Financial Group, Inc. (Insurance)	1,020	49,776
Procter & Gamble Co. (Cosmetics/Personal Care)	12,080	696,049
Progress Energy, Inc. (Electric)	900	39,582
Progressive Corp. (Insurance)	700	72,982
Prologis (REIT)	880	47,080
Prudential Financial, Inc. (Insurance)	1,820	137,974
Public Service Enterprise Group, Inc. (Electric)	900	57,636
Public Storage, Inc. (REIT)	300	24,369
Pulte Homes, Inc. (Home Builders)	760	29,199
QLogic Corp. * (Semiconductors)	600	11,610

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Qualcomm, Inc. (Telecommunications)	6,020	304,672

Quest Diagnostics, Inc. (Healthcare - Services)	600	30,780
Qwest Communications International, Inc. * (Telecommunications)	5,480	37,264
R.R. Donnelley & Sons Co. (Commercial Services)	780	25,522
RadioShack Corp. (Retail)	480	9,230
Raytheon Co. (Aerospace/Defense)	1,620	74,261
Regions Financial Corp. (Banks)	1,660	58,382
Reynolds American, Inc. (Agriculture)	320	33,760
Robert Half International, Inc. (Commercial Services)	620	23,938
Rockwell Collins, Inc. (Aerospace/Defense)	620	34,937
Rockwell International Corp. (Machinery-Diversified)	640	46,022
Rohm & Haas Co. (Chemicals)	520	25,412
Rowan Cos., Inc. (Oil & Gas)	400	17,584
Ryder System, Inc. (Transportation)	220	9,852
Sabre Holdings Corp. (Leisure Time)	480	11,294
SAFECO Corp. (Insurance)	440	22,092
Safeway, Inc. (Food)	1,620	40,694
Sanmina-SCI Corp. * (Electronics)	1,920	7,872
Sara Lee Corp. (Food)	2,760	49,349
Schering-Plough Corp. (Pharmaceuticals)	5,340	101,407
Schlumberger, Ltd. (Oil & Gas Services)	2,100	265,797
Schwab (Diversified Financial Services)	3,620	62,300

Sealed Air Corp. (Packaging & Containers)	300	17,361
Sears Holdings Corp. * (Retail)	340	44,962
Sempra Energy (Gas)	940	43,671
Sherwin-Williams Co. (Chemicals)	400	19,776
Sigma-Aldrich Corp. (Chemicals)	240	15,790
Simon Property Group, Inc. (REIT)	660	55,533
SLM Corp. (Diversified Financial Services)	1,520	78,949
Snap-on, Inc. (Hand/Machine Tools)	220	8,386
Solectron Corp. * (Electronics)	3,380	13,520
Southern Co. (Electric)	2,700	88,480
Southwest Airlines Co. (Airlines)	2,580	46,414
Sovereign Bancorp, Inc. (Savings & Loans)	1,300	28,483
Sprint Corp. (Telecommunications)	10,680	275,971
St. Jude Medical, Inc. * (Healthcare - Products)	1,340	54,940
St. Paul Cos., Inc. (Insurance)	2,540	106,147
Staples, Inc. (Retail)	2,660	67,883
Starbucks Corp. * (Retail)	2,800	105,392
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	780	52,829
State Street Corp. (Banks)	1,200	72,516
Stryker Corp. (Healthcare - Products)	1,080	47,887
Sun Microsystems, Inc. * (Computers)	12,760	65,459
Sunoco, Inc. (Oil & Gas)	480	37,234
SunTrust Banks, Inc. (Banks)	1,340	97,498
SuperValu, Inc. (Food)	500	15,410

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Symantec Corp. * (Internet)	3,880	65,300
Symbol Technologies, Inc. (Electronics)	940	9,945
Synovus Financial Corp. (Banks)	1,140	30,883
Sysco Corp. (Food)	2,240	71,792
T. Rowe Price Group, Inc. (Diversified Financial Services)	480	37,541
Target Corp. (Retail)	3,200	166,432
TECO Energy, Inc. (Electric)	760	12,251
Tektronix, Inc. (Electronics)	300	10,713
Tellabs, Inc. * (Telecommunications)	1,580	25,122
Temple-Inland, Inc. (Forest Products & Paper)	400	17,820
Tenet Healthcare Corp. * (Healthcare - Services)	1,720	12,694
Teradyne, Inc. * (Semiconductors)	780	12,098
Texas Instruments, Inc. (Semiconductors)	6,040	196,119
Textron, Inc. (Miscellaneous Manufacturing)	480	44,827
The AES Corp. * (Electric)	2,340	39,920
The Dow Chemical Co. (Chemicals)	3,500	142,100
The E.W. Scripps Co. - Class A (Media)	320	14,307
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	440	16,364
The Gap, Inc. (Retail)	2,080	38,854
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,750	274,680
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	620	8,978
The Hershey Co. (Food)	660	34,472
The New York Times Co. - Class A (Media)	520	13,161
The Pepsi Bottling Group, Inc. (Beverages)	480	14,587
The Stanley Works (Hand/Machine Tools)	260	13,172
Thermo Electron Corp. * (Electronics)	580	21,512
Tiffany & Co. (Retail)	520	19,521
Time Warner, Inc. (Media)	16,500	277,034
TJX Cos., Inc. (Retail)	1,680	41,698
Torchmark Corp. (Insurance)	380	21,698
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,180	94,754
Tribune Co. (Media)	940	25,784
Tronox, Inc. - Class B * (Chemicals)	80	1,367
TXU Corp. (Electric)	1,680	75,197
Tyco International, Ltd. (Miscellaneous Manufacturing)	7,300	196,224
Tyson Foods, Inc. - Class A (Food)	900	12,366
U.S. Bancorp (Banks)	6,540	199,470
Union Pacific Corp. (Transportation)	960	89,616
Unisys Corp. * (Computers)	1,220	8,406
United Parcel Service, Inc. - Class B (Transportation)	4,000	317,519
United States Steel Corp. (Iron/Steel)	400	24,272
United Technologies Corp. (Aerospace/Defense)	3,680	213,330
UnitedHealth Group, Inc. (Healthcare - Services)	5,000	279,300

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Univision Communications, Inc. - Class A * (Media)	820	28,265
UnumProvident Corp. (Insurance)	1,100	22,528
UST, Inc. (Agriculture)	600	24,960
V. F. Corp. (Apparel)	320	18,208
Valero Energy Corp. (Oil & Gas)	2,240	133,907
VeriSign, Inc. * (Internet)	880	21,111
Verizon Communications, Inc. (Telecommunications)	10,620	361,717
Viacom, Inc. - Class B * (Media)	2,860	110,968
Vornado Realty Trust (REIT)	420	40,320
Vulcan Materials Co. (Building Materials)	360	31,194
W.W. Grainger, Inc. (Distribution/Wholesale)	280	21,098
Wachovia Corp. (Banks)	5,880	329,574
Wal-Mart Stores, Inc. (Retail)	8,900	420,436
Walgreen Co. (Retail)	3,700	159,581
Walt Disney Co. (Media)	7,040	196,346
Washington Mutual, Inc. (Savings & Loans)	3,600	153,432
Waste Management, Inc. (Environmental Control)	2,000	70,600
Waters Corp. * (Electronics)	380	16,397
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	360	10,346
Weatherford International, Ltd. * (Oil & Gas Services)	1,240	56,730
WellPoint, Inc. * (Healthcare - Services)	2,380	184,283
Wells Fargo & Co. (Banks)	6,100	389,607
Wendy’s International, Inc. (Retail)	400	24,824
Weyerhaeuser Co. (Forest Products & Paper)	880	63,738
Whirlpool Corp. (Home Furnishings)	260	23,782
Whole Foods Market, Inc. (Food)	500	33,220
Williams Cos., Inc. (Pipelines)	2,120	45,347
Wrigley (Wm.) Jr. Co. (Food)	660	42,240
Wyeth (Pharmaceuticals)	4,860	235,807
Xcel Energy, Inc. (Electric)	1,460	26,499
Xerox Corp. * (Office/Business Equipment)	3,420	51,984
Xilinx, Inc. (Semiconductors)	1,240	31,570
XL Capital, Ltd. - Class A (Insurance)	640	41,030
XTO Energy, Inc. (Oil & Gas)	1,280	55,770
Yahoo!, Inc. * (Internet)	4,660	150,332
YUM! Brands, Inc. (Retail)	980	47,883
Zimmer Holdings, Inc. * (Healthcare - Products)	900	60,840
Zions Bancorp (Banks)	380	31,437

TOTAL COMMON STOCKS (Cost $29,214,704)		42,894,469

	Principal Amount
Repurchase Agreements (13.2%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $6,646,464 (Collateralized by $6,959,000 of various
Federal Farm Credit Bank Securities, 1.875% - 2.625%, 1/16/07 - 9/17/07, market value $6,778,862)	$6,644,000	6,644,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,644,000)		6,644,000

TOTAL INVESTMENT SECURITIES (Cost $35,858,704) - 98.2% of net assets		$49,538,469

Percentages indicated are based on net assets of $50,430,817.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $1,304,000)	20	$(680)
S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $26,080,000)	80	247,025
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 5/2/06 (Underlying notional amount at value $20,900,359)	16,141	$(111,527)
Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/06 (Underlying notional amount at value $9,977,631)	7,706	(53,939)

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of March 31,2006:

Advertising	0.1%
Aerospace/Defense	1.7%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	5.4%
Beverages	1.7%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.7%
Computers	3.3%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.2%
Electric	2.5%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.3%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.8%
Healthcare-Services	1.6%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.0%
Internet	1.5%
Iron/Steel	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	2.6%
Mining	0.6%
Miscellaneous Manufacturing	4.6%
Office/Business Equipment	0.2%
Oil & Gas	6.6%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	5.1%
Pipelines	0.2%
Real Estate Investment Trust	0.7%
Retail	5.0%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	3.3%
Telecommunications	5.4%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other***	13.2%

***	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraMid-Cap

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (83.5%)
3Com Corp. * (Telecommunications)	37,214	$190,536
99 Cents Only Stores * (Retail)	4,045	54,850
Abercrombie & Fitch Co. - Class A (Retail)	8,090	471,647
Activision, Inc. * (Software)	27,506	379,308
Acxiom Corp. (Software)	7,281	188,141
Adesa, Inc. (Commercial Services)	8,090	216,327
ADTRAN, Inc. (Telecommunications)	6,472	169,437
Advance Auto Parts, Inc. * (Retail)	10,517	437,928
Advanced Medical Optics, Inc. * (Healthcare - Products)	6,472	301,854
Advent Software, Inc. * (Software)	809	22,992
Aeropostale, Inc. * (Retail)	4,854	146,397
Affymetrix, Inc. * (Biotechnology)	6,472	213,123
AGCO Corp. * (Machinery-Diversified)	8,899	184,565

AGL Resources, Inc. (Gas)	7,281	262,480
Airgas, Inc. (Chemicals)	6,472	252,990
AirTran Holdings, Inc. * (Airlines)	8,899	161,161
Alaska Air Group, Inc. * (Airlines)	3,236	114,716
Albemarle Corp. (Chemicals)	3,236	146,753
Alexander & Baldwin, Inc. (Transportation)	4,045	192,866
Alliance Data Systems Corp. * (Commercial Services)	6,472	302,695
Alliant Energy Corp. (Electric)	11,326	356,429
Alliant Techsystems, Inc. * (Aerospace/Defense)	3,236	249,723
AMB Property Corp. (REIT)	8,090	439,044
American Eagle Outfitters, Inc. (Retail)	12,944	386,508

American Financial Group, Inc. (Insurance)	4,045	168,312
American Greetings Corp. - Class A (Household Products/Wares)	5,663	122,434
AmeriCredit Corp. * (Diversified Financial Services)	12,135	372,909
Amerus Group Co. (Insurance)	3,236	194,937
Ametek, Inc. (Electrical Components & Equipment)	6,472	290,981
Amphenol Corp. - Class A (Electronics)	8,090	422,135
AnnTaylor Stores Corp. * (Retail)	6,472	238,105
Anteon International Corp. * (Computers)	3,236	176,556
Applebee’s International, Inc. (Retail)	7,281	178,749
Apria Healthcare Group, Inc. * (Healthcare - Services)	4,854	111,545
Aqua America, Inc. (Water)	12,135	337,596
Aquila, Inc. * (Electric)	36,405	145,256
Arch Coal, Inc. (Coal)	6,472	491,484
Arrow Electronics, Inc. * (Electronics)	12,135	391,596
Arthur J. Gallagher & Co. (Insurance)	8,899	247,481

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,472	96,498
Associated Banc-Corp (Banks)	12,944	439,837
Astoria Financial Corp. (Savings & Loans)	8,090	250,466
Atmel Corp. * (Semiconductors)	43,686	206,198
Avnet, Inc. * (Electronics)	14,562	369,584
Avocent Corp. * (Internet)	4,854	154,066
Bandag, Inc. (Auto Parts & Equipment)	809	33,873
Bank of Hawaii Corp. (Banks)	4,854	258,767
Banta Corp. (Commercial Services)	1,618	84,104
Barnes & Noble, Inc. (Retail)	4,045	187,081
Beazer Homes USA, Inc. (Home Builders)	3,236	212,605
Beckman Coulter, Inc. (Healthcare - Products)	5,663	309,030
Belo Corp. - Class A (Media)	8,899	176,912
BJ’s Wholesale Club, Inc. * (Retail)	6,472	203,933
Black Hills Corp. (Electric)	3,236	110,024
Blyth, Inc. (Household Products/Wares)	2,427	51,016
Bob Evans Farms, Inc. (Retail)	3,236	96,142
Borders Group, Inc. (Retail)	6,472	163,353
BorgWarner, Inc. (Auto Parts & Equipment)	4,854	291,433
Bowater, Inc. (Forest Products & Paper)	4,854	143,581
Boyd Gaming Corp. (Lodging)	4,045	202,007
Brinker International, Inc. (Retail)	8,090	341,803
Brown & Brown, Inc. (Insurance)	10,517	349,164
C.H. Robinson Worldwide, Inc. (Transportation)	16,989	833,990
Cabot Corp. (Chemicals)	5,663	192,485
Cabot Microelectronics Corp. * (Chemicals)	2,427	90,042
Cadence Design Systems, Inc. * (Computers)	28,315	523,544
Callaway Golf Co. (Leisure Time)	6,472	111,318
Career Education Corp. * (Commercial Services)	9,708	366,283
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,427	198,529
Carmax, Inc. * (Retail)	10,517	343,696
Catalina Marketing Corp. (Advertising)	3,236	74,752

Cathay Bancorp, Inc. (Banks)	4,854	182,705
CBRL Group, Inc. (Retail)	4,045	177,616
CDW Corp. (Distribution/Wholesale)	5,663	333,268
Cephalon, Inc. * (Pharmaceuticals)	5,663	341,196
Ceridian Corp. * (Computers)	13,753	350,014
Charles River Laboratories International, Inc. * (Biotechnology)	6,472	317,257
CheckFree Corp. * (Internet)	8,090	408,545
Cheesecake Factory, Inc. * (Retail)	7,281	272,673
Chemtura Corp. (Chemicals)	23,461	276,371
Chico’s FAS, Inc. * (Retail)	17,798	723,310
Choicepoint, Inc. * (Commercial Services)	8,090	362,028
Church & Dwight, Inc. (Household Products/Wares)	5,663	209,078

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cincinnati Bell, Inc. * (Telecommunications)	23,461	106,044
City National Corp. (Banks)	4,045	310,616
Claire’s Stores, Inc. (Retail)	9,708	352,497
CNF, Inc. (Transportation)	4,854	242,409
Cognizant Technology Solutions Corp. * (Computers)	13,753	818,166
Commerce Bancorp, Inc. (Banks)	16,989	622,646
Commscope, Inc. * (Telecommunications)	4,854	138,582
Community Health Systems, Inc. * (Healthcare - Services)	9,708	350,944
Cooper Cameron Corp. * (Oil & Gas Services)	11,326	499,250
Copart, Inc. * (Retail)	6,472	177,656
Corinthian Colleges, Inc. * (Commercial Services)	8,090	116,496
Covance, Inc. * (Healthcare - Services)	5,663	332,701

Crane Co. (Miscellaneous Manufacturing)	4,854	199,063
Credence Systems Corp. * (Semiconductors)	10,517	77,195
Cree Research, Inc. * (Semiconductors)	7,281	238,890

CSG Systems International, Inc. * (Software)	4,045	94,087
Cullen/Frost Bankers, Inc. (Banks)	4,045	217,419
Cypress Semiconductor Corp. * (Semiconductors)	13,753	233,113
Cytec Industries, Inc. (Chemicals)	3,236	194,192
CYTYC Corp. * (Healthcare - Products)	11,326	319,167
Deluxe Corp. (Commercial Services)	4,854	127,029
Denbury Resources, Inc. * (Oil & Gas)	11,326	358,694
DENTSPLY International, Inc. (Healthcare - Products)	7,281	423,390
Developers Diversified Realty Corp. (REIT)	10,517	575,806
DeVry, Inc. * (Commercial Services)	5,663	128,947
Diebold, Inc. (Computers)	6,472	265,999
Dollar Tree Stores, Inc. * (Retail)	9,708	268,620
Donaldson Co., Inc. (Miscellaneous Manufacturing)	6,472	218,689
DPL, Inc. (Electric)	12,135	327,645
DRS Technologies, Inc. (Aerospace/Defense)	3,236	177,559
DST Systems, Inc. * (Computers)	5,663	328,114
Dun & Bradstreet Corp. * (Software)	6,472	496,272
Duquesne Light Holdings, Inc. (Electric)	7,281	120,137
Dycom Industries, Inc. * (Engineering & Construction)	3,236	68,765
Eaton Vance Corp. (Diversified Financial Services)	12,135	332,256
Education Management Corp. * (Commercial Services)	6,472	269,235
Edwards (A.G.), Inc. (Diversified Financial Services)	7,281	363,031

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Edwards Lifesciences Corp. * (Healthcare - Products)	5,663	246,341
Emmis Communications Corp. * (Media)	3,236	51,776
Energizer Holdings, Inc. * (Electrical Components & Equipment)	5,663	300,140
Energy East Corp. (Electric)	14,562	353,857
Ensco International, Inc. (Oil & Gas)	14,562	749,214
Entercom Communications Corp. * (Media)	3,236	90,349
Equitable Resources, Inc. (Pipelines)	11,326	413,512
Everest Re Group, Ltd. (Insurance)	6,472	604,290
Expeditors International of Washington, Inc. (Transportation)	10,517	908,563
F5 Networks, Inc. * (Internet)	3,236	234,578
Fair Isaac Corp. (Software)	6,472	256,421
Fairchild Semiconductor International, Inc. * (Semiconductors)	12,135	231,414
Fastenal Co. (Distribution/Wholesale)	12,135	574,471
Federal Signal Corp. (Miscellaneous Manufacturing)	4,045	74,833
Ferro Corp. (Chemicals)	4,045	80,900
Fidelity National Financial, Inc. (Insurance)	16,989	603,619
Fidelity National Information Services, Inc. (Software)	8,899	360,854
First American Financial Corp. (Insurance)	8,899	348,485
First Niagara Financial Group, Inc. (Savings & Loans)	11,326	166,039
FirstMerit Corp. (Banks)	7,281	179,549
Florida Rock Industries, Inc. (Building Materials)	4,045	227,410
Flowserve Corp. * (Machinery-Diversified)	4,854	283,182
FMC Corp. * (Chemicals)	3,236	200,567
FMC Technologies, Inc. * (Oil & Gas Services)	6,472	331,496
Foot Locker, Inc. (Retail)	15,371	367,059
Forest Oil Corp. * (Oil & Gas)	4,854	180,472
Furniture Brands International, Inc. (Home Furnishings)	4,854	118,972
GameStop Corp. * (Retail)	5,663	266,954
Gartner Group, Inc. * (Commercial Services)	5,663	78,999
GATX Corp. (Trucking & Leasing)	4,854	200,422
Gen-Probe, Inc. * (Healthcare - Products)	4,854	267,552
Gentex Corp. (Electronics)	15,371	268,378
Glatfelter (Forest Products & Paper)	4,045	74,145
Graco, Inc. (Machinery-Diversified)	6,472	294,023
Granite Construction, Inc. (Engineering & Construction)	3,236	157,528
Grant Prideco, Inc. * (Oil & Gas Services)	12,135	519,864
Great Plains Energy, Inc. (Electric)	7,281	204,960
Greater Bay Bancorp (Banks)	4,854	134,650
GTECH Holdings Corp. (Entertainment)	12,135	413,197
Hanover Compressor Co. * (Oil & Gas Services)	8,899	165,699

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hanover Insurance Group, Inc. (Insurance)	4,854	254,447
Harris Corp. (Telecommunications)	13,753	650,378
Harsco Corp. (Miscellaneous Manufacturing)	4,045	334,198
Harte-Hanks, Inc. (Advertising)	5,663	154,883
Hawaiian Electric Industries, Inc. (Electric)	7,281	197,534
HCC Insurance Holdings, Inc. (Insurance)	10,517	365,992
Health Net, Inc. * (Healthcare - Services)	11,326	575,587
Helmerich & Payne, Inc. (Oil & Gas)	4,854	338,906
Henry Schein, Inc. * (Healthcare - Products)	8,090	387,187
Herman Miller, Inc. (Office Furnishings)	6,472	209,758
Highwoods Properties, Inc. (REIT)	4,854	163,725
Hillenbrand Industries, Inc. (Healthcare - Products)	5,663	311,408
HNI Corp. (Office Furnishings)	4,854	286,386
Horace Mann Educators Corp. (Insurance)	4,045	76,046
Hormel Foods Corp. (Food)	7,281	246,098
Hospitality Properties Trust (REIT)	6,472	282,632
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	3,236	142,157
Hubbell, Inc. - Class B (Electrical Components & Equipment)	5,663	290,285
IDACORP, Inc. (Electric)	4,045	131,543
Imation Corp. (Computers)	3,236	138,857
Independence Community Bank Corp. (Savings & Loans)	7,281	303,472
IndyMac Bancorp, Inc. (Diversified Financial Services)	5,663	231,787
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	11,326	226,520
Integrated Device Technology, Inc. * (Semiconductors)	20,225	300,544
International Rectifier Corp. * (Semiconductors)	7,281	301,652
International Speedway Corp. (Entertainment)	3,236	164,712
Intersil Corp. - Class A (Semiconductors)	14,562	421,133
Intuitive Surgical, Inc. * (Healthcare - Products)	3,236	381,848
Investors Financial Services Corp. (Banks)	6,472	303,343
Invitrogen Corp. * (Biotechnology)	4,854	340,411
ITT Educational Services, Inc. * (Commercial Services)	3,236	207,266
J.B. Hunt Transport Services, Inc. (Transportation)	12,135	261,388
Jack Henry & Associates, Inc. (Computers)	7,281	166,516
Jacobs Engineering Group, Inc. * (Engineering & Construction)	5,663	491,209
Jefferies Group, Inc. (Diversified Financial Services)	4,854	283,959

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
JetBlue Airways Corp. * (Airlines)	14,562	156,105
JM Smucker Co. (Food)	5,663	224,821
Joy Global, Inc. (Machinery - Construction & Mining)	11,326	676,955
Kelly Services, Inc. - Class A (Commercial Services)	1,618	43,961
KEMET Corp. * (Electronics)	8,090	76,612
Kennametal, Inc. (Hand/Machine Tools)	3,236	197,849
Korn/Ferry International * (Commercial Services)	4,045	82,478
Lam Research Corp. * (Semiconductors)	14,562	626,166
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,427	101,934
Lattice Semiconductor Corp. * (Semiconductors)	10,517	70,043
Laureate Education, Inc. * (Commercial Services)	4,854	259,107
Lear Corp. (Auto Parts & Equipment)	6,472	114,749
Lee Enterprises, Inc. (Media)	4,045	134,658
Legg Mason, Inc. (Diversified Financial Services)	12,135	1,520,879
Leucadia National Corp. (Holding Companies - Diversified)	8,090	482,649
Liberty Property Trust (REIT)	8,090	381,524
LifePoint Hospitals, Inc. * (Healthcare - Services)	5,663	176,119
Lincare Holdings, Inc. * (Healthcare - Services)	9,708	378,224
Longview Fibre Co. (Forest Products & Paper)	4,854	125,427
Lubrizol Corp. (Chemicals)	6,472	277,325
Lyondell Chemical Co. (Chemicals)	20,225	402,479
M.D.C. Holdings, Inc. (Home Builders)	2,427	156,080
Mack-Cali Realty Corp. (REIT)	5,663	271,824
Macrovision Corp. * (Entertainment)	4,854	107,516
Manpower, Inc. (Commercial Services)	8,090	462,585

Martek Biosciences Corp. * (Biotechnology)	3,236	106,238
Martin Marietta Materials (Building Materials)	4,045	432,936
McAfee, Inc. * (Internet)	16,180	393,659
McDATA Corp. - Class A * (Computers)	15,371	71,014
MDU Resources Group, Inc. (Electric)	11,326	378,855
Media General, Inc. - Class A (Media)	2,427	113,147
Medicis Pharmaceutical Corp. – Class A (Pharmaceuticals)	4,854	158,240
MEMC Electronic Materials, Inc. * (Semiconductors)	16,989	627,234
Mentor Graphics Corp. * (Computers)	7,281	80,455
Mercantile Bankshares Corp. (Banks)	12,135	466,590
Mercury General Corp. (Insurance)	3,236	177,656
Michaels Stores, Inc. (Retail)	12,135	456,033
Micrel, Inc. * (Semiconductors)	5,663	83,926
Microchip Technology, Inc. (Semiconductors)	21,843	792,900

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Millennium Pharmaceuticals, Inc. * (Biotechnology)	30,742	310,802
Mine Safety Appliances Co. (Environmental Control)	2,427	101,934
Minerals Technologies, Inc. (Chemicals)	1,618	94,507
Modine Manufacturing Co. (Auto Parts & Equipment)	3,236	95,462
Mohawk Industries, Inc. * (Textiles)	4,854	391,815
Moneygram International, Inc. (Software)	8,090	248,525
MPS Group, Inc. * (Commercial Services)	9,708	148,532
MSC Industrial Direct Co. - Class A (Retail)	4,854	262,213
National Fuel Gas Co. (Pipelines)	8,090	264,705
National Instruments Corp. (Computers)	4,854	158,337
Navigant Consulting Co. * (Commercial Services)	4,854	103,633
New Plan Excel Realty Trust, Inc. (REIT)	9,708	251,826
New York Community Bancorp (Savings & Loans)	23,461	411,037
Newfield Exploration Co. * (Oil & Gas)	12,135	508,457
Newport Corp. * (Telecommunications)	3,236	61,031
Noble Energy, Inc. (Oil & Gas)	16,989	746,157
Nordson Corp. (Machinery-Diversified)	3,236	161,347

Northeast Utilities System (Electric)	14,562	284,396
NSTAR (Electric)	10,517	300,891
O’Reilly Automotive, Inc. * (Retail)	10,517	384,502
OGE Energy Corp. (Electric)	8,899	258,071
Ohio Casualty Corp. (Insurance)	5,663	179,517
Old Republic International Corp. (Insurance)	22,652	494,267
Olin Corp. (Chemicals)	6,472	138,954
Omnicare, Inc. (Pharmaceuticals)	11,326	622,817
ONEOK, Inc. (Gas)	11,326	365,263
Outback Steakhouse, Inc. (Retail)	6,472	284,768
Pacific Sunwear of California, Inc. * (Retail)	7,281	161,347
Packaging Corp. of America (Packaging & Containers)	5,663	127,078
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,236	91,190
Patterson-UTI Energy, Inc. (Oil & Gas)	16,989	542,968
Payless ShoeSource, Inc. * (Retail)	6,472	148,144
PDL BioPharma, Inc. * (Biotechnology)	10,517	344,958
Peabody Energy Corp. (Coal)	25,888	1,305,014
Pentair, Inc. (Miscellaneous Manufacturing)	9,708	395,600
Pepco Holdings, Inc. (Electric)	18,607	424,054
PepsiAmericas, Inc. (Beverages)	5,663	138,460
Perrigo Co. (Pharmaceuticals)	8,090	131,948
Petsmart, Inc. (Retail)	13,753	387,009

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Pharmaceutical Product Development, Inc. (Commercial Services)	9,708	335,994
Pier 1 Imports, Inc. (Retail)	8,090	93,925
Pioneer Natural Resources Co. (Oil & Gas)	12,135	536,974
Plains Exploration & Production Co. * (Oil & Gas)	7,281	281,338
Plantronics, Inc. (Telecommunications)	4,045	143,314

Plexus Corp. * (Electronics)	4,045	151,971
PMI Group, Inc. (Insurance)	8,899	408,642
PNM Resources, Inc. (Electric)	6,472	157,917
Pogo Producing Co. (Oil & Gas)	5,663	284,566
Polo Ralph Lauren Corp. (Apparel)	5,663	343,235
Polycom, Inc. * (Telecommunications)	8,090	175,391
Potlatch Corp. (Forest Products & Paper)	2,427	103,973
Powerwave Technologies, Inc. * (Telecommunications)	11,326	152,788
Precision Castparts Corp. (Metal Fabricate/Hardware)	12,944	768,874
Pride International, Inc. * (Oil & Gas)	15,371	479,268
Protective Life Corp. (Insurance)	6,472	321,917
Puget Energy, Inc. (Electric)	11,326	239,885
Quanta Services, Inc. * (Commercial Services)	10,517	168,482
Questar Corp. (Pipelines)	8,090	566,704
Quicksilver Resources, Inc. * (Oil & Gas)	6,472	250,208
Radian Group, Inc. (Insurance)	8,090	487,423
Raymond James Financial Corp. (Diversified Financial Services)	8,090	239,140
Rayonier, Inc. (Forest Products & Paper)	7,281	331,941
Reader’s Digest Association, Inc. (Media)	9,708	143,193
Regency Centers Corp. (REIT)	6,472	434,854
Regis Corp. (Retail)	4,045	139,472
Rent-A-Center, Inc. * (Commercial Services)	6,472	165,618
Republic Services, Inc. (Environmental Control)	11,326	481,468
Reynolds & Reynolds Co. (Computers)	4,854	137,854
RF Micro Devices, Inc. * (Telecommunications)	18,607	160,951
Rollins, Inc. (Commercial Services)	2,427	49,122
Roper Industries, Inc. (Miscellaneous Manufacturing)	8,090	393,416
Ross Stores, Inc. (Retail)	14,562	425,065
RPM, Inc. (Chemicals)	11,326	203,188
RSA Security, Inc. * (Internet)	6,472	116,108
Ruby Tuesday, Inc. (Retail)	5,663	181,669
Ruddick Corp. (Food)	3,236	78,667
Saks, Inc. * (Retail)	12,944	249,819
SanDisk Corp. * (Computers)	18,607	1,070,276
SCANA Corp. (Electric)	11,326	444,431
Scholastic Corp. * (Media)	3,236	86,595
SEI Investments Co. (Software)	5,663	229,521
Semtech Corp. * (Semiconductors)	7,281	130,257
Sensient Technologies Corp. (Chemicals)	4,045	73,012

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Sepracor, Inc. * (Pharmaceuticals)	10,517	513,335
Sequa Corp. - Class A * (Aerospace/Defense)	809	79,120
Sierra Pacific Resources * (Electric)	19,416	268,135
Silicon Laboratories, Inc. * (Semiconductors)	4,045	222,273
Smith International, Inc. (Oil & Gas Services)	19,416	756,448
Smithfield Foods, Inc. * (Food)	9,708	284,833
Sonoco Products Co. (Packaging & Containers)	9,708	328,810
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	4,045	117,467
Southwestern Energy Co. * (Oil & Gas)	16,180	520,834
SPX Corp. (Miscellaneous Manufacturing)	6,472	345,733
SRA International, Inc. - Class A * (Computers)	3,236	122,094
StanCorp Financial Group, Inc. (Insurance)	4,854	262,650
Steel Dynamics, Inc. (Iron/Steel)	3,236	183,578
Stericycle, Inc. * (Environmental Control)	4,045	273,523
STERIS Corp. (Healthcare - Products)	6,472	159,729
SVB Financial Group * (Banks)	3,236	171,670
Swift Transportation Co., Inc. * (Transportation)	4,854	105,477
Sybase, Inc. * (Software)	8,899	187,947
Synopsys, Inc. * (Computers)	14,562	325,461
TCF Financial Corp. (Banks)	10,517	270,813
Tech Data Corp. * (Distribution/Wholesale)	5,663	209,021
Techne Corp. * (Healthcare - Products)	3,236	194,613

Tecumseh Products Co. (Machinery-Diversified)	1,618	39,706
Teleflex, Inc. (Miscellaneous Manufacturing)	3,236	231,795
Telephone & Data Systems, Inc. (Telecommunications)	9,708	382,884
Texas Regional Bancshares, Inc. - Class A (Banks)	4,045	119,287
The Brink’s Co. (Miscellaneous Manufacturing)	5,663	287,454
The Colonial BancGroup, Inc. (Banks)	15,371	384,275
The Corporate Executive Board Co. (Commercial Services)	3,236	326,512
The Macerich Co. (REIT)	6,472	478,604
The Ryland Group, Inc. (Home Builders)	4,045	280,723
The Scotts Co. - Class A (Household Products/Wares)	4,045	185,099
The Timberland Co. - Class A * (Apparel)	4,854	166,152
Thomas & Betts Corp. * (Electronics)	4,854	249,399
Thor Industries, Inc. (Home Builders)	3,236	172,673
Tidewater, Inc. (Oil & Gas Services)	5,663	312,767
Timken Co. (Metal Fabricate/Hardware)	8,090	261,064

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Toll Brothers, Inc. * (Home Builders)	10,517	364,205
Tootsie Roll Industries, Inc. (Food)	2,428	71,053
Transaction Systems Architect, Inc. * (Software)	3,236	100,996
Triad Hospitals, Inc. * (Healthcare - Services)	8,090	338,971
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,045	220,008
TriQuint Semiconductor, Inc. * (Semiconductors)	13,753	67,665
Tupperware Corp. (Household Products/Wares)	4,854	99,944
United Dominion Realty Trust, Inc. (REIT)	12,944	369,422
United Rentals, Inc. * (Commercial Services)	6,472	223,284
Unitrin, Inc. (Insurance)	4,045	188,133
Universal Corp. (Agriculture)	2,427	89,241
Universal Health Services, Inc. - Class B (Healthcare - Services)	4,854	246,535
Urban Outfitters, Inc. * (Retail)	11,326	277,940
UTStarcom, Inc. * (Telecommunications)	10,517	66,152
Valassis Communications, Inc. * (Commercial Services)	4,045	118,802
Valeant Pharmaceuticals International (Pharmaceuticals)	8,899	141,049
Valspar Corp. (Chemicals)	9,708	270,562
Varian Medical Systems, Inc. * (Healthcare - Products)	12,944	726,936
Varian, Inc. * (Electronics)	2,427	99,944
VCA Antech, Inc. * (Pharmaceuticals)	8,090	230,403
Vectren Corp. (Gas)	7,281	192,073
Vertex Pharmaceuticals, Inc. * (Biotechnology)	9,708	355,215
Vishay Intertechnology, Inc. * (Electronics)	18,607	264,964
W.R. Berkley Corp. (Insurance)	11,326	657,587
Waddell & Reed Financial, Inc. (Diversified Financial Services)	8,090	186,879
Washington Federal, Inc. (Savings & Loans)	8,090	195,778
Washington Post Co. - Class B (Media)	809	628,391
Webster Financial Corp. (Banks)	4,854	235,225
Weingarten Realty Investors (REIT)	7,281	296,701
Werner Enterprises, Inc. (Transportation)	4,854	89,168
Westamerica Bancorp (Banks)	2,427	126,010
Westar Energy, Inc. (Electric)	8,090	168,353
Western Digital Corp. * (Computers)	22,652	440,128
Western Gas Resources, Inc. (Pipelines)	5,663	273,240
Westwood One, Inc. (Media)	5,663	62,520
WGL Holdings, Inc. (Gas)	4,854	147,659
Williams Sonoma, Inc. * (Retail)	11,326	480,222
Wilmington Trust Corp. (Banks)	6,472	280,561
Wind River Systems, Inc. * (Software)	6,472	80,576
Wisconsin Energy Corp. (Electric)	11,326	452,926

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,472	129,828
WPS Resources Corp. (Electric)	3,236	159,276
YRC Worldwide Inc. (Transportation)	5,663	215,534
Zebra Technologies Corp. * (Machinery-Diversified)	6,472	289,428

TOTAL COMMON STOCKS (Cost $93,738,433)		109,750,904

Repurchase Agreements (14.0%)
	Principal Amount
UBS**, 4.45%, 4/3/06 dated 3/31/06, with a maturity value of $18,447,839 (Collateralized by $18,908,000 of various U.S. Government Agency Obligations, 0.653% - 4.125%, 4/12/06 - 7/17/09, market value $18,819,490)	$18,441,000	18,441,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,441,000)		18,441,000

TOTAL INVESTMENT SECURITIES (Cost $112,179,433) - 97.5% of net assets		$128,191,904

Percentages indicated are based on net assets of $131,462,545.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $41,266,940)	517	$312,040
S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $59,465,900)	149	1,962,479

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 4/28/06 (Underlying notional amount at value $47,525,892)	59,999	$360,735
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 5/2/06 (Underlying notional amount at value $4,913,362)	6,203	37,217

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.2%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.4%
Auto Parts & Equipment	0.5%
Banks	3.6%
Beverages	0.1%
Biotechnology	1.5%
Building Materials	0.5%
Chemicals	2.2%

See accompanying notes to the Schedules of Portfolio Investments.

Coal	1.4%
Commercial Services	3.7%
Computers	3.9%
Distribution/Wholesale	1.0%
Diversified Financial Services	2.7%
Electric	4.2%
Electrical Components & Equipment	0.7%
Electronics	1.7%
Engineering & Construction	0.5%
Entertainment	0.5%
Environmental Control	0.7%
Food	0.7%
Forest Products & Paper	0.6%
Gas	0.7%
Hand/Machine Tools	0.2%
Healthcare - Products	3.1%
Healthcare - Services	1.9%
Holding Companies - Diversified	0.4%
Home Builders	1.0%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Insurance	4.8%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.2%
Machinery - Construction & Mining	0.5%
Machinery - Diversified	1.0%
Media	1.1%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	2.3%
Office Furnishings	0.4%
Oil & Gas	4.3%
Oil & Gas Services	2.0%
Packaging & Containers	0.3%
Pharmaceuticals	1.7%
Pipelines	1.2%
Real Estate Investment Trust	3.0%
Retail	7.3%
Savings & Loans	1.0%
Semiconductors	3.5%
Software	2.0%
Telecommunications	1.8%
Textiles	0.3%
Transportation	2.2%
Trucking & Leasing	0.2%
Water	0.3%
Other***	14.0%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraSmall-Cap

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.2%)
3Com Corp. * (Telecommunications)	26,117	$133,719
Aaron Rents, Inc. (Commercial Services)	3,157	85,776
Abgenix, Inc. * (Pharmaceuticals)	8,323	187,268
ABM Industries, Inc. (Commercial Services)	4,305	82,527
Acadia Realty Trust (REIT)	4,018	94,624
Accredited Home Lenders * (Diversified Financial Services)	1,148	58,755
Actuant Corp. (Miscellaneous Manufacturing)	2,583	158,132
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,592	183,681
Acxiom Corp. (Software)	6,027	155,738
Adaptec, Inc. * (Telecommunications)	17,220	95,227
ADTRAN, Inc. (Telecommunications)	4,018	105,191
Advance America Cash Advance Centers, Inc. (Commercial Services)	4,305	61,906
Advanta Corp. - Class B (Diversified Financial Services)	2,296	84,654
Advent Software, Inc. * (Software)	3,731	106,035
Advisory Board Co. * (Commercial Services)	1,435	80,030
ADVO, Inc. (Advertising)	2,296	73,472
Aeroflex, Inc. * (Telecommunications)	7,175	98,513
Aeropostale, Inc. * (Retail)	3,731	112,527
AGCO Corp. * (Machinery-Diversified)	5,740	119,048
Agile Software Corp. * (Internet)	19,516	148,907
AirTran Holdings, Inc. * (Airlines)	6,314	114,347
Alabama National BanCorp (Banks)	861	58,892
Alaska Air Group, Inc. * (Airlines)	2,296	81,393
Albany International Corp. - Class A (Machinery-Diversified)	2,296	87,455
Aleris International, Inc. * (Environmental Control)	2,583	124,165
Alexandria Real Estate Equities, Inc. (REIT)	1,435	136,798
Alexion Pharmaceuticals, Inc. * (Biotechnology)	3,157	111,821
Alkermes, Inc. * (Pharmaceuticals)	8,036	177,194
ALLETE, Inc. (Electric)	1,435	66,871
Amcore Financial, Inc. (Banks)	2,296	72,600
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	3,731	63,912
American Home Mortgage Investment Corp. (REIT)	2,009	62,701
American Medical Systems Holdings, Inc. * (Healthcare - Products)	4,305	96,863
American States Water Co. (Water)	2,009	75,056
AmSurg Corp. * (Healthcare - Services)	2,009	45,584
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	7,462	365,264

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Analogic Corp. (Electronics)	1,435	94,997
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	2,870	86,990
Andrx Group * (Pharmaceuticals)	4,305	102,201
Angelica Corp. (Textiles)	3,157	64,782
Anixter International, Inc. (Telecommunications)	2,870	137,129
ANSYS, Inc. * (Software)	3,157	170,953
Anteon International Corp. * (Computers)	2,009	109,611
Anthracite Capital, Inc. (REIT)	4,018	44,118
Apollo Investment Corp. (Investment Companies)	3,731	66,449
Applera Corp. - Celera Genomics Group * (Biotechnology)	4,592	53,680
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,296	102,402
Applied Micro Circuits Corp. * (Semiconductors)	28,126	114,473
Apria Healthcare Group, Inc. * (Healthcare - Services)	2,870	65,953
aQuantive, Inc. * (Internet)	4,305	101,340
Aquila, Inc. * (Electric)	16,933	67,563
Arbitron, Inc. (Commercial Services)	2,296	77,651
Argonaut Group, Inc. * (Insurance)	2,870	102,029
Arkansas Best Corp. (Transportation)	2,296	89,820
Armor Holdings, Inc. * (Aerospace/Defense)	2,296	133,835
Arris Group, Inc. * (Telecommunications)	8,610	118,474
Arrow Financial Corp. (Banks)	3,157	86,502
ArthroCare Corp. * (Healthcare - Products)	2,009	96,070
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,592	68,467
Atmel Corp. * (Semiconductors)	33,005	155,784
ATMI, Inc. * (Semiconductors)	2,870	86,674
Atwood Oceanics, Inc. * (Oil & Gas)	1,435	144,949
Audiovox Corp. - Class A * (Telecommunications)	4,592	54,828
Aviall, Inc. * (Distribution/Wholesale)	2,296	87,432
Avista Corp. (Electric)	4,879	100,752
Avocent Corp. * (Internet)	4,305	136,641
Axcelis Technologies, Inc. * (Semiconductors)	8,897	52,136
Aztar Corp. * (Lodging)	2,296	96,409
Baldor Electric Co. (Hand/Machine Tools)	3,444	116,648
Bally Technologies, Inc. * (Entertainment)	3,731	63,390
BancorpSouth, Inc. (Banks)	4,018	96,472
Bandag, Inc. (Auto Parts & Equipment)	1,722	72,100
Bank Mutual Corp. (Banks)	7,749	91,748
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	4,592	66,079
BankUnited Financial Corp. - Class A (Savings & Loans)	3,157	85,365
Banner Corp. (Banks)	2,296	78,064
Banta Corp. (Commercial Services)	2,296	119,346
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,722	69,741
BE Aerospace, Inc. * (Aerospace/Defense)	4,018	100,932

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
BearingPoint, Inc. * (Commercial Services)	11,767	99,902
Belden, Inc. (Electrical Components & Equipment)	4,018	109,411
Benchmark Electronics, Inc. * (Electronics)	3,731	143,084
Berry Petroleum Co. - Class A (Oil & Gas)	1,435	98,226
Big Lots, Inc. * (Retail)	7,749	108,176
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	1,148	71,578
BioMed Realty Trust, Inc. (REIT)	2,870	85,067
Biosite Diagnostics, Inc. * (Healthcare - Products)	1,435	74,520
Black Box Corp. (Telecommunications)	1,722	82,742
Black Hills Corp. (Electric)	2,009	68,306
Blockbuster, Inc. - Class A (Retail)	11,767	46,715
Blyth, Inc. (Household Products/Wares)	1,722	36,196
Bob Evans Farms, Inc. (Retail)	3,444	102,321
Boston Private Financial Holdings, Inc. (Banks)	3,157	106,675
Bowater, Inc. (Forest Products & Paper)	3,444	101,873
Bowne & Co., Inc. (Commercial Services)	5,166	86,117
Brady Corp. - Class A (Electronics)	2,870	107,510
Brandywine Realty Trust (REIT)	2,870	91,151
Briggs & Stratton Corp. (Machinery-Diversified)	3,731	131,965
Bright Horizons Family Solutions, Inc. * (Commercial Services)	1,722	66,693
Bristow Group, Inc. * (Transportation)	2,296	70,946
Brocade Communications Systems, Inc. * (Computers)	18,655	124,615
Brookline Bancorp, Inc. (Savings & Loans)	5,166	80,021
Brooks Automation, Inc. * (Semiconductors)	3,731	53,129
Brown Shoe Co., Inc. (Retail)	1,722	90,371
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	2,583	124,475
Building Materials Holding Corp. (Distribution/Wholesale)	1,722	61,372
Cabot Microelectronics Corp. * (Chemicals)	1,722	63,886
Cabot Oil & Gas Corp. (Oil & Gas)	3,157	151,315
California Water Service Group (Water)	1,722	77,576
Callaway Golf Co. (Leisure Time)	5,453	93,792
Cambrex Corp. (Biotechnology)	4,592	89,728
CARBO Ceramics, Inc. (Oil & Gas Services)	1,148	65,333
Carpenter Technology Corp. (Iron/Steel)	1,722	162,763
Carter’s, Inc. * (Apparel)	1,148	77,479
Cascade Bancorp (Banks)	3,444	101,770
Cascade Natural Gas Corp. (Gas)	3,444	67,847
Casey’s General Stores, Inc. (Retail)	5,166	118,146
Catalina Marketing Corp. (Advertising)	3,444	79,556
Cathay Bancorp, Inc. (Banks)	3,157	118,829

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
CEC Entertainment, Inc. * (Retail)	2,296	77,192
Centene Corp. * (Healthcare - Services)	2,870	83,718
Central Garden & Pet Co. * (Household Products/Wares)	1,722	91,507
Central Pacific Financial Corp. (Banks)	1,722	63,232
CH Energy Group, Inc. (Electric)	1,148	55,104
Champion Enterprises, Inc. * (Home Builders)	6,314	94,457
Charming Shoppes, Inc. * (Retail)	9,184	136,565
Chattem, Inc. * (Cosmetics/Personal Care)	1,722	64,833
Checkpoint Systems, Inc. * (Electronics)	5,166	138,862
Chemed Corp. (Commercial Services)	1,722	102,183
Chemical Financial Corp. (Banks)	2,009	64,911
Cheniere Energy, Inc. * (Oil & Gas)	2,870	116,436
Chiquita Brands International, Inc. (Food)	2,296	38,504
Chittenden Corp. (Banks)	2,870	83,144
Ciber, Inc. * (Computers)	10,332	65,918
CIENA Corp. * (Telecommunications)	37,023	192,889
Cimarex Energy Co. * (Oil & Gas)	4,879	211,066
Cincinnati Bell, Inc. * (Telecommunications)	21,525	97,293
Citizens Banking Corp. (Banks)	3,157	84,765
City Holding Co. (Banks)	1,722	63,352
CKE Restaurants, Inc. (Retail)	4,879	84,895
Clarcor, Inc. (Miscellaneous Manufacturing)	3,157	112,389
CLECO Corp. (Electric)	3,731	83,313
Cleveland-Cliffs, Inc. (Iron/Steel)	1,435	125,017
CMGI, Inc. * (Internet)	31,857	47,148
CNET Networks, Inc. * (Internet)	11,193	159,053
Coca-Cola Bottling Co. Consolidated (Beverages)	1,722	79,212
Coeur d’Alene Mines Corp. * (Mining)	18,368	120,494
Cognex Corp. (Machinery-Diversified)	3,731	110,587
Coherent, Inc. * (Electronics)	2,870	100,766
Coldwater Creek, Inc. * (Retail)	3,731	103,722
Colonial Properties Trust (REIT)	2,009	100,711
Columbia Banking System, Inc. (Banks)	3,157	105,633
Commercial Capital Bancorp, Inc. (Savings & Loans)	3,444	48,423
Commercial Metals Co. (Metal Fabricate/Hardware)	4,018	214,922
Commercial NET Lease Realty (REIT)	2,870	66,871
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,435	49,436
Commscope, Inc. * (Telecommunications)	4,879	139,295
Community Bank System, Inc. (Banks)	2,870	64,087
Comstock Resources, Inc. * (Oil & Gas)	3,731	110,773
Comtech Telecommunications Corp. * (Telecommunications)	1,722	50,231
CONMED Corp. * (Healthcare - Products)	2,296	43,968
Consolidated Graphics, Inc. * (Commercial Services)	2,009	104,709
Continental Airlines, Inc. - Class B * (Airlines)	3,731	100,364

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	4,592	65,849
Corinthian Colleges, Inc. * (Commercial Services)	5,740	82,656
Corn Products International, Inc. (Food)	4,305	127,299
Corporate Office Properties Trust (REIT)	2,296	105,019
Corrections Corp. of America * (Commercial Services)	2,870	129,724
Corus Bankshares, Inc. (Banks)	1,148	68,237
CoStar Group, Inc. * (Commercial Services)	1,722	89,355
Cousins Properties, Inc. (REIT)	2,009	67,161
Covanta Holding Corp. * (Energy - Alternate Sources)	2,870	47,843
Cox Radio, Inc. - Class A * (Media)	4,592	61,625
Crane Co. (Miscellaneous Manufacturing)	3,444	141,238
Credence Systems Corp. * (Semiconductors)	6,601	48,451
Cross Country Healthcare, Inc. * (Commercial Services)	4,018	77,788
CSG Systems International, Inc. * (Software)	4,305	100,134
CSK Auto Corp. * (Retail)	4,305	59,710
CTS Corp. (Electronics)	6,601	88,321
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	5,453	125,255
Cumulus Media, Inc. - Class A * (Media)	6,314	71,096
Curtiss-Wright Corp. (Aerospace/Defense)	2,009	132,996
CV Therapeutics, Inc. * (Pharmaceuticals)	3,444	76,044
CVB Financial Corp. (Banks)	4,879	83,431
Cyberonics, Inc. * (Healthcare - Products)	1,148	29,584
Cymer, Inc. * (Electronics)	3,157	143,454
Cypress Semiconductor Corp. * (Semiconductors)	9,184	155,669
Delphi Financial Group, Inc. - Class A (Insurance)	2,296	118,541
Delta & Pine Land Co. (Agriculture)	2,583	77,903
Dendrite International, Inc. * (Software)	4,305	58,763
DeVry, Inc. * (Commercial Services)	3,731	84,955
Diagnostic Products Corp. (Healthcare - Products)	1,435	68,349
Digital Insight Corp. * (Internet)	2,870	104,468
Digital River, Inc. * (Internet)	2,583	112,645
Digitas, Inc. * (Internet)	6,601	95,054
Dionex Corp. * (Electronics)	1,722	105,869
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	1,722	78,179
Doral Financial Corp. (Diversified Financial Services)	5,166	59,667
Dress Barn, Inc. * (Retail)	2,870	137,616
Drew Industries, Inc. * (Building Materials)	3,444	122,434
DRS Technologies, Inc. (Aerospace/Defense)	1,722	94,486

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
DSP Group, Inc. * (Semiconductors)	2,870	83,259
Duquesne Light Holdings, Inc. (Electric)	3,731	61,562
Dycom Industries, Inc. * (Engineering & Construction)	3,444	73,185
Eagle Materials - Class A (Building Materials)	4,305	274,486
EarthLink, Inc. * (Internet)	9,184	87,707
EastGroup Properties, Inc. (REIT)	1,435	68,076
Eclipsys Corp. * (Software)	4,018	94,865
Education Realty Trust, Inc. (REIT)	4,592	70,258
eFunds Corp. * (Software)	3,731	96,409
EGL, Inc. * (Transportation)	2,870	129,150
El Paso Electric Co. * (Electric)	3,731	71,038
Electronics for Imaging, Inc. * (Computers)	3,731	104,356
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	3,157	73,622
ElkCorp (Building Materials)	1,722	58,118
EMCOR Group, Inc. * (Engineering & Construction)	3,444	171,028
Emmis Communications Corp. * (Media)	3,731	59,696
Empire District Electric Co. (Electric)	2,870	63,771
Emulex Corp. * (Semiconductors)	5,453	93,192
Encore Acquisition Co. * (Oil & Gas)	3,731	115,661
Energy Partners, Ltd. * (Oil & Gas)	3,157	74,442
Entegris, Inc. * (Semiconductors)	7,749	82,449
Entercom Communications Corp. * (Media)	3,157	88,143
Entertainment Properties Trust (REIT)	2,009	84,338
Entravision Communications Corp. * (Media)	8,897	81,497
Enzon, Inc. * (Biotechnology)	10,906	88,339
Epicor Software Corp. * (Software)	5,166	69,379
Equinix, Inc. * (Internet)	1,435	92,156
Equity Inns, Inc. (REIT)	5,166	83,689
Equity Lifestyle Properties, Inc. (REIT)	1,722	85,670
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	1,722	87,219
Esterline Technologies Corp. * (Aerospace/Defense)	2,009	85,885
Ethan Allen Interiors, Inc. (Home Furnishings)	2,583	108,538
Euronet Worldwide, Inc. * (Commercial Services)	2,296	86,858
Exar Corp. * (Semiconductors)	7,175	102,459
Exelixis, Inc. * (Biotechnology)	9,758	117,194
F.N.B. Corp. (Banks)	4,018	68,708
FactSet Research Systems, Inc. (Computers)	2,583	114,556
Fairchild Semiconductor International, Inc. * (Semiconductors)	8,610	164,193
Federal Signal Corp. (Miscellaneous Manufacturing)	4,592	84,952
FEI Co. * (Electronics)	2,583	51,273
FelCor Lodging Trust, Inc. (REIT)	3,444	72,668
Ferro Corp. (Chemicals)	3,444	68,880
Fidelity Bankshares, Inc. (Savings & Loans)	3,157	106,170
Filenet Corp. * (Software)	2,870	77,547

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Financial Federal Corp. (Diversified Financial Services)	3,444	100,909
First BanCorp. (Banks)	2,583	31,926
First Charter Corp. (Banks)	2,583	63,800
First Citizens BancShares, Inc. - Class A (Banks)	287	55,391
First Commonwealth Financial Corp. (Banks)	4,305	63,111
First Community Bancorp - Class A (Banks)	1,435	82,742
First Financial Bancorp (Banks)	3,157	52,532
First Financial Bankshares, Inc. (Banks)	2,009	76,945
First Financial Holdings, Inc. (Savings & Loans)	2,296	72,783
First Industrial Realty Trust, Inc. (REIT)	2,296	98,016
First Merchants Corp. (Banks)	2,870	76,112
First Midwest Bancorp, Inc. (Banks)	2,870	104,956
First Niagara Financial Group, Inc. (Savings & Loans)	6,314	92,563
First Republic Bank (Banks)	1,435	54,272
FirstFed Financial Corp. * (Savings & Loans)	1,435	85,827
Fisher Communications, Inc. * (Media)	2,296	102,745
Florida East Coast Industries, Inc. (Transportation)	2,009	108,285
Flowers Foods, Inc. (Food)	2,583	76,715
Flowserve Corp. * (Machinery-Diversified)	3,444	200,923
Flushing Financial Corp. (Savings & Loans)	3,731	65,143
Formfactor, Inc. * (Semiconductors)	3,157	124,133
Forward Air Corp. (Transportation)	2,009	74,916
Fossil, Inc. * (Household Products/Wares)	3,731	69,322
Foundry Networks, Inc. * (Telecommunications)	10,619	192,841
Franklin Bank Corp. Houston * (Savings & Loans)	3,444	66,228
Franklin Electric Co., Inc. (Hand/Machine Tools)	2,296	125,476
Fremont General Corp. (Banks)	4,879	105,191
Frontier Financial Corp. (Banks)	3,731	123,272
Frontier Oil Corp. (Oil & Gas)	3,444	204,401
FTI Consulting, Inc. * (Commercial Services)	3,157	90,069
Fuller (H.B.) Co. (Chemicals)	2,583	132,612
Furniture Brands International, Inc. (Home Furnishings)	3,444	84,412
G & K Services, Inc. (Textiles)	2,009	85,463
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	2,296	91,725
GameStop Corp. (New) - Class B * (Retail)	3,157	136,760
Gardner Denver, Inc. * (Machinery-Diversified)	2,296	149,699
Gartner Group, Inc. * (Commercial Services)	5,740	80,073
Gateway, Inc. * (Computers)	22,386	49,025
GATX Corp. (Trucking & Leasing)	2,583	106,652

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Gaylord Entertainment Co. * (Lodging)	3,157	143,265
Gemstar-TV Guide International, Inc. * (Media)	14,350	44,342
GenCorp, Inc. * (Aerospace/Defense)	3,731	76,672
General Communication, Inc. - Class A * (Telecommunications)	6,601	79,806
Genesco, Inc. * (Retail)	2,296	89,291
Genesee & Wyoming, Inc. - Class A * (Transportation)	3,444	105,662
Genesis Healthcare Corp. * (Healthcare - Services)	1,148	50,443
Genesis Microchip, Inc. * (Semiconductors)	3,157	53,795
Georgia Gulf Corp. (Chemicals)	2,583	67,132
Glacier Bancorp, Inc. (Banks)	2,870	89,114
Glimcher Realty Trust (REIT)	2,009	57,056
Global Imaging Systems, Inc. * (Office/Business Equipment)	2,870	109,002
Gold Banc Corp., Inc. (Banks)	5,740	105,157
Gold Kist, Inc. * (Food)	3,157	39,904
Golden Telecom, Inc. (Telecommunications)	2,296	68,995
Granite Construction, Inc. (Engineering & Construction)	2,009	97,798
Greater Bay Bancorp (Banks)	3,444	95,537
Greif Brothers Corp. - Class A (Packaging & Containers)	1,722	117,819
Grey Wolf, Inc. * (Oil & Gas)	13,489	100,358
Griffon Corp. * (Miscellaneous Manufacturing)	3,444	85,549
Group 1 Automotive, Inc. * (Retail)	3,444	163,727
Guitar Center, Inc. * (Retail)	1,722	82,139
Haemonetics Corp. * (Healthcare - Products)	1,722	87,426
Hancock Holding Co. (Banks)	2,009	93,459
Hanover Compressor Co. * (Oil & Gas Services)	6,027	112,223
Harbor Florida Bancshares, Inc. (Savings & Loans)	2,296	86,950
Harland (John H.) Co. (Household Products/Wares)	3,157	124,069
Harleysville National Corp. (Banks)	2,296	52,211
Headwaters, Inc. * (Energy - Alternate Sources)	2,870	114,197
Healthways, Inc. * (Healthcare - Services)	2,296	116,958
Heartland Express, Inc. (Transportation)	3,444	75,045
HEICO Corp. (Aerospace/Defense)	3,731	118,235
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	5,740	217,546
Hercules, Inc. * (Chemicals)	8,323	114,858
Heritage Property Investment Trust (REIT)	1,435	56,812
Herley Industries, Inc. * (Aerospace/Defense)	5,166	107,866
Hibbett Sporting Goods, Inc. * (Retail)	3,444	113,618
Highwoods Properties, Inc. (REIT)	2,870	96,805
Hilb, Rogal, & Hobbs Co. (Insurance)	2,009	82,811
Holly Corp. (Oil & Gas)	1,722	127,635
Hologic, Inc. * (Healthcare - Products)	2,870	158,854
Home Properties of New York, Inc. (REIT)	1,722	87,994

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Horace Mann Educators Corp. (Insurance)	3,731	70,143
Hot Topic, Inc. * (Retail)	3,157	45,777
Houston Exploration Co. * (Oil & Gas)	2,009	105,874
Human Genome Sciences, Inc. * (Biotechnology)	9,184	99,830
Hutchinson Technology, Inc. * (Computers)	1,722	51,953
Hydril Co. * (Oil & Gas Services)	1,722	134,230
IBERIABANK Corp. (Banks)	1,148	64,942
ICOS Corp. * (Biotechnology)	5,453	120,239
IDACORP, Inc. (Electric)	2,870	93,332
IDT Corp. - Class B * (Telecommunications)	4,879	54,011
IHOP Corp. (Retail)	1,722	82,553
IKON Office Solutions, Inc. (Office/Business Equipment)	7,462	106,334
Imation Corp. (Computers)	2,296	98,521
Immucor, Inc. * (Healthcare - Products)	2,870	82,340
IMPAC Mortgage Holdings, Inc. (REIT)	4,018	38,734
Impax Laboratories, Inc. * (Pharmaceuticals)	4,018	40,140
Independent Bank Corp. - Massachusetts (Banks)	2,296	73,816
Independent Bank Corp. - Michigan (Banks)	2,296	65,321
Infinity Property & Casualty Corp. (Insurance)	2,009	83,856
Informatica Corp. * (Software)	7,749	120,497
Infospace, Inc. * (Internet)	2,296	64,173
Inland Real Estate Corp. (REIT)	3,731	60,853
Insight Enterprises, Inc. * (Retail)	4,879	107,387
Integra LifeSciences Holdings * (Biotechnology)	2,296	94,090
Integrated Device Technology, Inc. * (Semiconductors)	8,323	123,680
Interdigital Communications Corp. * (Telecommunications)	3,731	91,484
Intergraph Corp. * (Computers)	2,009	83,695
Intermagnetics General Corp. * (Electrical Components & Equipment)	4,305	107,840
Intermec, Inc. (Machinery-Diversified)	3,731	113,833
Internet Security Systems, Inc. * (Internet)	3,444	82,587
Intuitive Surgical, Inc. * (Healthcare - Products)	2,296	270,927
Invacare Corp. (Healthcare - Products)	2,009	62,400
Investment Technology Group, Inc. * (Diversified Financial Services)	3,444	171,511
Itron, Inc. * (Electronics)	1,722	103,062
J2 Global Communications, Inc. * (Internet)	2,009	94,423
Jack Henry & Associates, Inc. (Computers)	5,740	131,274
Jack in the Box, Inc. * (Retail)	2,870	124,845
Jackson Hewitt Tax Service, Inc. (Commercial Services)	2,870	90,635
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	6,027	59,245

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Jarden Corp. * (Household Products/Wares)	2,870	94,280
JLG Industries, Inc. (Machinery - Construction & Mining)	6,314	194,408
Jo-Ann Stores, Inc. * (Retail)	2,296	30,904
Jones Lang LaSalle, Inc. (Real Estate)	2,009	153,769
Journal Register Co. (Media)	5,453	66,418
K-Swiss, Inc. - Class A (Apparel)	2,296	69,201
K-V Pharmaceutical Co. * (Pharmaceuticals)	4,018	96,914
Kansas City Southern Industries, Inc. * (Transportation)	5,166	127,600
Kaydon Corp. (Metal Fabricate/Hardware)	3,157	127,417
KCS Energy, Inc. * (Oil & Gas)	4,879	126,854
Keane, Inc. * (Software)	6,027	94,925
Kellwood Co. (Apparel)	4,018	126,124
Kelly Services, Inc. - Class A (Commercial Services)	4,305	116,967
KEMET Corp. * (Electronics)	10,906	103,280
Kennametal, Inc. (Hand/Machine Tools)	2,583	157,925
Kenneth Cole Productions, Inc. (Retail)	2,296	63,599
Keynote Systems, Inc. * (Internet)	6,601	75,515
KFx, Inc. * (Energy - Alternate Sources)	4,305	78,351
Kilroy Realty Corp. (REIT)	1,722	133,041
Kimball International, Inc. - Class B (Home Furnishings)	6,027	90,646
Kindred Healthcare, Inc. * (Healthcare - Services)	1,722	43,308
Kirby Corp. * (Transportation)	1,722	117,285
KNBT Bancorp, Inc. (Savings & Loans)	6,314	103,234
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	9,758	135,929
Knight Transportation, Inc. (Transportation)	4,305	85,024
Komag, Inc. * (Computers)	2,296	109,290
Kronos, Inc. * (Computers)	2,296	85,847
Kyphon, Inc. * (Healthcare - Products)	2,296	85,411
La-Z-Boy, Inc. (Home Furnishings)	4,305	73,185
Labor Ready, Inc. * (Commercial Services)	3,731	89,357
Laclede Group, Inc. (Gas)	2,296	79,028
Lakeland Financial Corp. (Banks)	2,870	134,174
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,435	60,270
Landauer, Inc. (Commercial Services)	1,148	57,653
Lasalle Hotel Properties (REIT)	2,583	105,903
Laserscope * (Healthcare - Products)	1,435	33,938
LCA-Vision, Inc. (Healthcare - Products)	1,435	71,908
Lennox International, Inc. (Building Materials)	3,444	102,838
Level 3 Communications, Inc. * (Telecommunications)	43,050	222,998
Lexington Corporate Properties Trust (REIT)	3,444	71,807
LIFE TIME FITNESS, Inc. * (Leisure Time)	2,009	94,121

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Lin TV Corp. - Class A * (Media)	4,879	43,911
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,583	139,456
Littelfuse, Inc. * (Electrical Components & Equipment)	2,296	78,362
LKQ Corp. * (Distribution/Wholesale)	3,444	71,670
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,009	111,319
Longs Drug Stores Corp. (Retail)	2,296	106,259
Longview Fibre Co. (Forest Products & Paper)	3,444	88,993
M/I Schottenstein Homes, Inc. (Home Builders)	1,148	53,956
Macdermid, Inc. (Chemicals)	2,583	83,043
Macrovision Corp. * (Entertainment)	4,018	88,999
MAF Bancorp, Inc. (Savings & Loans)	1,722	75,372
Magellan Health Services, Inc. * (Healthcare - Services)	2,296	92,919
Maguire Properties, Inc. (REIT)	2,296	83,804
Manhattan Associates, Inc. * (Computers)	3,731	82,082
Manitowoc Co. (Machinery-Diversified)	2,583	235,439
Martek Biosciences Corp. * (Biotechnology)	2,009	65,955
MascoTech, Inc. (a) * (Auto Parts & Equipment)	1,386	0
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	2,296	87,845
Maverick Tube Corp. * (Oil & Gas Services)	2,870	152,081
Maximus, Inc. (Commercial Services)	2,009	72,284
Maxtor Corp. * (Computers)	15,785	150,906
Maytag Corp. (Home Furnishings)	5,166	110,191
MB Financial, Inc. (Banks)	2,296	81,278
Medarex, Inc. * (Pharmaceuticals)	8,610	113,824
Media General, Inc. - Class A (Media)	1,722	80,280
Medicis Pharmaceutical Corp. – Class A (Pharmaceuticals)	3,444	112,274
Mentor Corp. (Healthcare - Products)	2,009	91,028
Mentor Graphics Corp. * (Computers)	6,027	66,598
Mercantile Bank Corp. (Banks)	1,722	67,330
Mercury Computer Systems, Inc. * (Computers)	2,296	37,195
MeriStar Hospitality Corp. * (REIT)	6,601	68,518
Methode Electronics, Inc. - Class A (Electronics)	5,166	56,258
MGE Energy, Inc. (Electric)	1,722	57,136
MGI Pharma, Inc. * (Pharmaceuticals)	4,879	85,383
Micrel, Inc. * (Semiconductors)	7,749	114,840
Micros Systems, Inc. * (Computers)	2,583	118,999
Microsemi Corp. * (Semiconductors)	4,592	133,673
MicroStrategy, Inc. - Class A * (Software)	1,148	120,873
Mid-America Apartment Communities, Inc. (REIT)	1,435	78,566
Mid-State Bancshares (Banks)	2,296	67,571
Midas, Inc. * (Commercial Services)	2,870	62,767
Midwest Banc Holdings, Inc. (Banks)	3,731	96,782
Mine Safety Appliances Co. (Environmental Control)	2,009	84,378
Minerals Technologies, Inc. (Chemicals)	1,435	83,818

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Modine Manufacturing Co. (Auto Parts & Equipment)	2,583	76,199
Monaco Coach Corp. (Home Builders)	3,444	46,150
Moneygram International, Inc. (Software)	5,453	167,517
Moog, Inc. - Class A * (Aerospace/Defense)	2,296	81,485
Movie Gallery, Inc. (Retail)	2,009	6,067
MPS Group, Inc. * (Commercial Services)	9,184	140,515
MTS Systems Corp. (Computers)	1,722	72,031
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,583	92,187
Myriad Genetics, Inc. * (Biotechnology)	4,592	119,805
Nabi Biopharmaceuticals * (Pharmaceuticals)	4,305	24,280
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	2,583	103,423
National Financial Partners (Diversified Financial Services)	2,583	145,991
National Penn Bancshares, Inc. (Banks)	3,731	79,396
National Presto Industries, Inc. (Housewares)	3,157	155,230
Nationwide Health Properties, Inc. (REIT)	3,731	80,217
Navigant Consulting Co. * (Commercial Services)	3,731	79,657
NBT Bancorp, Inc. (Banks)	3,157	73,400
NBTY, Inc. * (Pharmaceuticals)	3,444	77,559
NCI Building Systems, Inc * (Building Materials)	2,009	120,078
NCO Group, Inc. * (Commercial Services)	3,157	74,979
Nektar Therapeutics * (Biotechnology)	6,027	122,830
NetBank, Inc. (Internet)	8,323	60,259
NETGEAR, Inc. * (Telecommunications)	2,870	54,559
NetIQ Corp. * (Software)	5,740	64,001
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	3,444	222,275
New Jersey Resources Corp. (Gas)	1,722	77,921
NewAlliance Bancshares, Inc. (Savings & Loans)	9,471	136,667
Newcastle Investment Corp. (REIT)	2,583	61,785
Newpark Resources, Inc. * (Oil & Gas Services)	8,323	68,249
NGP Capital Resources Co. (Investment Companies)	7,462	101,483
NICOR, Inc. (Gas)	1,435	56,769
Nordson Corp. (Machinery-Diversified)	2,296	114,479
Northwest Natural Gas Co. (Gas)	2,009	71,299
NorthWestern Corp. (Electric)	2,009	62,560
Novastar Financial, Inc. (REIT)	1,435	47,986
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	6,888	58,824
Nu Skin Enterprises, Inc. (Retail)	3,731	65,404
Oceaneering International, Inc. * (Oil & Gas Services)	3,157	180,896
Ohio Casualty Corp. (Insurance)	3,731	118,272
Oil States International, Inc. * (Oil & Gas Services)	3,444	126,911

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Old National Bancorp (Banks)	4,305	93,160
Old Second Bancorp, Inc. (Banks)	2,296	75,378
Olin Corp. (Chemicals)	4,592	98,590
OM Group, Inc. * (Chemicals)	2,296	52,808
OMEGA Healthcare Investors, Inc. (REIT)	5,166	72,427
OmniVision Technologies, Inc. * (Semiconductors)	4,879	147,346
ON Semiconductor Corp. * (Semiconductors)	12,341	89,596
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	2,296	60,293
Openwave Systems, Inc. * (Internet)	5,453	117,676
Orbital Sciences Corp. * (Aerospace/Defense)	6,027	95,347
Otter Tail Power Co. (Electric)	2,583	74,106
Owens & Minor, Inc. (Distribution/Wholesale)	2,870	94,050
Oxford Industries, Inc. (Apparel)	1,722	88,046
P.F. Chang’s China Bistro, Inc. * (Retail)	2,296	113,170
Pacer International, Inc. (Transportation)	2,583	84,412
Pacific Capital Bancorp (Banks)	2,870	97,121
Pacific Sunwear of California, Inc. * (Retail)	5,166	114,479
Palm, Inc. * (Computers)	5,166	119,645
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	2,583	72,789
Parametric Technology Corp. * (Software)	7,462	121,854
Park Electrochemical Corp. (Electronics)	3,731	110,065
Park National Corp. (Banks)	861	91,697
Parker Drilling Co. * (Oil & Gas)	9,758	90,457
Partners Trust Financial Group, Inc. (Savings & Loans)	5,166	61,579
Payless ShoeSource, Inc. * (Retail)	4,592	105,111
Pediatrix Medical Group, Inc. * (Healthcare - Services)	1,435	147,289
Peet’s Coffee & Tea, Inc. * (Beverages)	2,009	60,270
Penn Virginia Corp. (Oil & Gas)	1,722	122,262
Pennsylvania REIT	2,009	88,396
Peoples Energy Corp. (Gas)	1,722	61,372
Pep Boys-Manny, Moe & Jack (Retail)	4,879	73,722
Performance Food Group Co. * (Food)	2,583	80,564
Pericom Semiconductor Corp. * (Semiconductors)	11,193	110,363
Perot Systems Corp. - Class A * (Computers)	6,888	107,177
Perrigo Co. (Pharmaceuticals)	6,027	98,300
PETCO Animal Supplies, Inc. * (Retail)	4,018	94,704
Pharmion Corp. * (Pharmaceuticals)	2,583	46,546
PHH Corp. * (Commercial Services)	3,444	91,955
Phillips-Van Heusen Corp. (Apparel)	2,870	109,663
Photronics, Inc. * (Semiconductors)	2,583	48,457
Pier 1 Imports, Inc. (Retail)	6,888	79,970
Pinnacle Entertainment, Inc. * (Entertainment)	4,018	113,187
Plantronics, Inc. (Telecommunications)	3,731	132,189
Plexus Corp. * (Electronics)	5,740	215,651

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
PMC-Sierra, Inc. * (Semiconductors)	13,776	169,307
Polycom, Inc. * (Telecommunications)	7,175	155,554
PolyMedica Corp. (Healthcare - Products)	2,296	97,259
Post Properties, Inc. (REIT)	2,583	114,944
Potlatch Corp. (Forest Products & Paper)	2,009	86,066
Power Integrations, Inc. * (Semiconductors)	3,157	78,230
Powerwave Technologies, Inc. * (Telecommunications)	8,036	108,406
Premiere Global Services, Inc. * (Telecommunications)	5,740	46,207
Price Communications Corp. * (Telecommunications)	6,027	106,618
ProAssurance Corp. * (Insurance)	2,009	104,468
Progress Software Corp. * (Software)	2,870	83,488
ProQuest Co. * (Internet)	2,583	55,250
Prosperity Bancshares, Inc. (Banks)	3,157	95,373
Provident Bankshares Corp. (Banks)	2,296	83,689
Provident Financial Services, Inc. (Savings & Loans)	4,592	83,115
Provident New York Bancorp (Savings & Loans)	7,175	93,060
PS Business Parks, Inc. (REIT)	1,148	64,196
PSS World Medical, Inc. * (Healthcare - Products)	4,879	94,116
Psychiatric Solutions, Inc. * (Healthcare - Services)	2,870	95,083
Quanex Corp. (Metal Fabricate/Hardware)	1,722	114,737
Quanta Services, Inc. * (Commercial Services)	7,749	124,139
Quest Software, Inc. * (Software)	5,740	95,858
Radio One, Inc. * (Media)	6,601	49,243
RAIT Investment Trust (REIT)	2,296	64,839
Ralcorp Holdings, Inc. * (Food)	2,009	76,442
Rambus, Inc. * (Semiconductors)	5,740	225,813
RARE Hospitality International, Inc. * (Retail)	2,870	99,962
RC2 Corp. * (Toys/Games/Hobbies)	2,009	79,978
Reader’s Digest Association, Inc. (Media)	6,888	101,598
Red Robin Gourmet Burgers, Inc. * (Retail)	1,148	54,186
Redwood Trust, Inc. (REIT)	1,148	49,731
Regal-Beloit Corp. (Hand/Machine Tools)	3,444	145,578
Regis Corp. (Retail)	3,444	118,749
Reliance Steel & Aluminum Co. (Iron/Steel)	2,583	242,596
Remington Oil & Gas Corp. * (Oil & Gas)	2,583	111,637
Republic Bancorp, Inc. (Banks)	5,166	62,199
Resource America, Inc. - Class A (Holding Companies - Diversified)	2,009	40,019
Resources Connection, Inc. * (Commercial Services)	3,157	78,641
RF Micro Devices, Inc. * (Telecommunications)	15,498	134,058
RLI Corp. (Insurance)	1,722	98,671
Rogers Corp. * (Electronics)	1,722	93,815

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
RSA Security, Inc. * (Internet)	5,740	102,976
Ruby Tuesday, Inc. (Retail)	4,305	138,103
Ruddick Corp. (Food)	3,444	83,724
Russell Corp. (Apparel)	3,731	51,488
Ryan’s Restaurant Group, Inc. * (Retail)	6,027	87,392
S & T Bancorp, Inc. (Banks)	2,296	83,988
SafeNet, Inc. * (Telecommunications)	2,296	60,798
Saga Communications, Inc. * (Media)	6,314	61,056
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	3,731	61,599
Sanderson Farms, Inc. (Food)	1,435	32,144
Sandy Spring Bancorp, Inc. (Banks)	2,296	87,225
Saxon Capital, Inc. (REIT)	2,870	29,963
ScanSource, Inc. * (Distribution/Wholesale)	1,435	86,688
Scholastic Corp. * (Media)	2,583	69,121
School Specialty, Inc. * (Retail)	1,722	59,409
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,435	113,652
Select Comfort Corp. * (Retail)	2,870	113,509
Selective Insurance Group, Inc. (Insurance)	1,722	91,266
Semtech Corp. * (Semiconductors)	7,175	128,361
Senior Housing Properties Trust (REIT)	3,444	62,336
Sensient Technologies Corp. (Chemicals)	3,731	67,345
Serologicals Corp. * (Biotechnology)	4,018	98,280
SFBC International, Inc. * (Commercial Services)	1,435	34,985
Shaw Group, Inc. * (Engineering & Construction)	4,879	148,322
Shuffle Master, Inc. * (Entertainment)	3,731	133,346
Sierra Pacific Resources * (Electric)	7,462	103,051
Sigmatel, Inc. * (Semiconductors)	2,583	22,575
Silicon Image, Inc. * (Semiconductors)	6,888	71,015
Silicon Laboratories, Inc. * (Semiconductors)	2,870	157,707
Simpson Manufacturing Co., Inc. (Building Materials)	2,870	124,271
Sinclair Broadcast Group, Inc. - Class A (Media)	6,888	56,137
Skyline Corp. (Home Builders)	2,296	95,008
SkyWest, Inc. (Airlines)	3,444	100,806
Skyworks Solutions, Inc. * (Semiconductors)	11,193	76,000
Sohu.com, Inc. * (Internet)	2,296	61,280
SonoSite, Inc. * (Healthcare - Products)	1,722	69,982
Sonus Networks, Inc. * (Telecommunications)	14,350	78,638
South Jersey Industries, Inc. (Gas)	1,435	39,132
Sovran Self Storage, Inc. (REIT)	1,148	63,370
Spherion Corp. * (Commercial Services)	13,202	137,301
Spirit Finance Corp. (REIT)	5,453	66,527
St. Mary Land & Exploration Co. (Oil & Gas)	3,444	140,619
Stage Stores, Inc. (Retail)	1,722	51,230
Standex International Corp. (Miscellaneous Manufacturing)	2,296	72,691

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Steel Dynamics, Inc. (Iron/Steel)	2,870	162,815
STERIS Corp. (Healthcare - Products)	4,018	99,164
Sterling Bancshares, Inc. (Banks)	4,879	88,066
Sterling Financial Corp. - Spokane (Savings & Loans)	5,166	149,814
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	3,157	115,167
Stewart Enterprises, Inc. - Class A (Commercial Services)	10,045	57,357
Stewart Information Services Corp. (Insurance)	1,435	67,560
Stone Energy Corp. * (Oil & Gas)	2,009	88,657
Strayer Education, Inc. (Commercial Services)	1,148	117,394
Sun Communities, Inc. (REIT)	1,722	60,873
Sunrise Assisted Living, Inc. * (Healthcare - Services)	4,018	156,582
Superior Energy Services, Inc. * (Oil & Gas Services)	6,601	176,841
Superior Industries International, Inc. (Auto Parts & Equipment)	2,296	44,451
SureWest Communications (Telecommunications)	3,157	76,147
SurModics, Inc. * (Healthcare - Products)	1,148	40,593
Susquehanna Bancshares, Inc. (Banks)	2,583	66,564
SVB Financial Group * (Banks)	2,296	121,803
Swift Energy Co. * (Oil & Gas)	2,009	75,257
Sybron Dental Special, Inc. * (Healthcare - Products)	2,583	106,523
Sycamore Networks, Inc. * (Telecommunications)	22,960	107,912
Symyx Technologies, Inc. * (Chemicals)	2,583	71,652
Tanger Factory Outlet Centers, Inc. (REIT)	2,009	69,130
Taubman Centers, Inc. (REIT)	3,157	131,552
Technitrol, Inc. (Electronics)	6,601	158,291
Tekelec * (Telecommunications)	4,018	55,569
Teledyne Technologies, Inc. * (Aerospace/Defense)	2,583	91,955
Telik, Inc. * (Biotechnology)	5,453	105,570
Tennant Co. (Machinery-Diversified)	2,009	105,111
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	4,018	87,150
Tessera Technologies, Inc. * (Semiconductors)	2,870	92,070
TETRA Technologies, Inc. * (Oil & Gas Services)	4,305	202,507
Texas Capital Bancshares, Inc. * (Banks)	3,444	82,656
Texas Industries, Inc. (Building Materials)	1,435	86,803
Texas Regional Bancshares, Inc. - Class A (Banks)	3,137	92,510
The Children’s Place Retail Stores, Inc. * (Retail)	1,435	83,087
The Finish Line, Inc. - Class A (Retail)	3,444	56,654
The Genlyte Group, Inc. * (Building Materials)	1,435	97,781
The Medicines Co. * (Pharmaceuticals)	4,592	94,457

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
The Nautilus Group, Inc. (Leisure Time)	2,583	38,616
The Navigators Group, Inc. * (Insurance)	1,722	85,411
The Phoenix Cos., Inc. (Insurance)	7,175	116,953
The Sports Authority, Inc. * (Retail)	2,009	74,132
The Steak n Shake Co. * (Retail)	4,305	90,836
The Stride Rite Corp. (Apparel)	4,592	66,492
The Topps Co., Inc. (Toys/Games/Hobbies)	8,323	72,993
The Warnaco Group, Inc. * (Apparel)	4,018	96,432
Thor Industries, Inc. (Home Builders)	2,583	137,829
Thoratec Corp. * (Healthcare - Products)	3,731	71,896
THQ, Inc. * (Software)	4,305	111,456
Tibco Software, Inc. * (Internet)	14,350	119,966
Tierone Corp. (Savings & Loans)	3,731	126,667
Todco - Class A (Oil & Gas)	3,731	147,039
Too, Inc. * (Retail)	2,870	98,585
Tootsie Roll Industries, Inc. (Food)	2,038	59,646
Town & Country Trust (REIT)	2,009	81,545
Tractor Supply Co. * (Retail)	2,009	133,277
Trammell Crow Co. * (Real Estate)	2,583	92,110
Transaction Systems Architect, Inc. * (Software)	3,444	107,487
Tredegar Corp. (Miscellaneous Manufacturing)	4,879	77,625
Triarc Cos., Inc. (Retail)	4,018	70,235
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,870	156,099
Triumph Group, Inc. * (Aerospace/Defense)	2,009	88,918
TrustCo Bank Corp. NY (Banks)	5,740	69,856
Trustmark Corp. (Banks)	2,870	90,807
Trustreet Properties, Inc. (REIT)	4,018	61,033
Tuesday Morning Corp. (Retail)	2,009	46,388
Tupperware Corp. (Household Products/Wares)	4,018	82,731
U-Store-It Trust (REIT)	4,018	80,963
UCBH Holdings, Inc. (Banks)	6,027	114,031
UMB Financial Corp. (Banks)	1,148	80,624
Umpqua Holdings Corp. (Banks)	3,731	106,334
Unisource Energy Corp. (Electric)	2,296	70,028
United Auto Group, Inc. (Retail)	2,296	98,728
United Bankshares, Inc. (Banks)	2,009	76,884
United Community Banks, Inc. (Banks)	2,583	72,711
United Natural Foods, Inc. * (Food)	2,870	100,364
United Rentals, Inc. * (Commercial Services)	4,018	138,621
United Stationers, Inc. * (Distribution/Wholesale)	2,296	121,918
United Surgical Partners International, Inc. * (Healthcare - Services)	2,296	81,301
United Therapeutics Corp. * (Pharmaceuticals)	1,435	95,112
Universal Corp. (Agriculture)	1,722	63,318
URS Corp. * (Engineering & Construction)	2,870	115,518
USA Mobility, Inc. (Telecommunications)	2,296	65,390
USEC, Inc. (Mining)	5,740	69,167

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
UTStarcom, Inc. * (Telecommunications)	7,749	48,741
Vail Resorts, Inc. * (Entertainment)	2,296	87,753
Valassis Communications, Inc. * (Commercial Services)	3,444	101,150
ValueClick, Inc. * (Internet)	6,888	116,545
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,592	128,943
Varian, Inc. * (Electronics)	2,296	94,549
Ventana Medical Systems, Inc. * (Healthcare - Products)	2,009	83,916
Ventiv Health, Inc. * (Advertising)	3,731	123,944
Veritas DGC, Inc. * (Oil & Gas Services)	2,583	117,242
Vertex Pharmaceuticals, Inc. * (Biotechnology)	6,314	231,030
Viad Corp. (Commercial Services)	3,444	118,060
Viasys Healthcare, Inc. * (Healthcare - Products)	2,583	77,697
Visteon Corp. * (Auto Parts & Equipment)	7,749	35,645
W Holding Co., Inc. (Banks)	6,601	51,950
W-H Energy Services, Inc. * (Oil & Gas Services)	3,157	140,455
Wabash National Corp. (Auto Manufacturers)	2,870	56,683
Wabtec Corp. (Machinery-Diversified)	4,305	140,343
Waddell & Reed Financial, Inc. (Diversified Financial Services)	5,166	119,335
Walter Industries, Inc. (Holding Companies - Diversified)	2,296	152,960
Washington Group International, Inc. (Engineering & Construction)	1,722	98,826
Washington REIT	2,583	93,815
Waste Connections, Inc. * (Environmental Control)	3,731	148,531
Watsco, Inc. (Distribution/Wholesale)	2,009	142,739
Watson Wyatt & Co. Holdings (Commercial Services)	4,592	149,606
Watts Industries, Inc. - Class A (Electronics)	3,157	114,725
WCI Communities, Inc. * (Home Builders)	2,296	63,875
WD-40 Co. (Household Products/Wares)	2,009	61,978
WebEx Communications, Inc. * (Internet)	2,870	96,633
Websense, Inc. * (Internet)	4,018	110,816
Werner Enterprises, Inc. (Transportation)	3,157	57,994
Wesbanco, Inc. (Banks)	2,009	65,915
WESCO International, Inc. * (Distribution/Wholesale)	2,296	156,151
West Coast Bancorp (Banks)	3,157	88,238
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,583	89,682
Westamerica Bancorp (Banks)	2,296	119,208
WGL Holdings, Inc. (Gas)	2,296	69,844
Whiting Petroleum Corp. * (Oil & Gas)	2,009	82,349
Wind River Systems, Inc. * (Software)	6,027	75,036
Winnebago Industries, Inc. (Home Builders)	2,583	78,368

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Wintrust Financial Corp. (Banks)	2,296	133,558
Witness Systems, Inc. * (Software)	4,305	109,347
WMS Industries, Inc. * (Leisure Time)	2,009	60,471
Wolverine World Wide, Inc. (Apparel)	4,305	95,270
Woodward Governor Co. (Electronics)	2,583	85,885
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,166	103,630
Wright Express Corp. * (Commercial Services)	2,870	80,504
Wright Medical Group, Inc. * (Healthcare - Products)	2,296	45,346
Yankee Candle Co., Inc. (Household Products/Wares)	3,157	86,407
Zale Corp. * (Retail)	3,444	96,535
Zenith National Insurance Corp. (Insurance)	1,722	82,880
Zoll Medical Corp. * (Healthcare - Products)	2,870	75,596

TOTAL COMMON STOCKS (Cost $63,988,750)		71,734,594

	Principal Amount
Repurchase Agreements (21.6%)
UBS**, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $20,669,662 (Collateralized by $21,096,000 of various U.S. Government Agency Obligations, 2.625% - 4.834%, 4/12/06-1/5/18, market value $21,077,249)	$20,662,000	20,662,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,662,000)		20,662,000

Rights/Warrants (NM)
	Shares	Value
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	149	$5

TOTAL RIGHTS/WARRANTS (Cost $0)		5

TOTAL INVESTMENT SECURITIES (Cost $84,650,750) - 96.8% of net assets		$92,396,599

Percentages indicated are based on net assets of $95,450,547.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed Security
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $38,895,100)	101	$1,903,396
E-Mini Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $47,444,320)	616	796,471
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 4/28/06 (Underlying notional amount at value $3,300,743)	4,314	$48,336
Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/2/06 (Underlying notional amount at value $29,622,457)	38,715	442,709

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.3%
Aerospace/Defense	1.3%
Agriculture	0.1%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.5%
Banks	6.2%
Beverages	0.1%
Biotechnology	1.7%
Building Materials	1.0%
Chemicals	0.9%
Commercial Services	4.0%
Computers	2.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.1%
Electric	1.2%
Electrical Components & Equipment	0.3%
Electronics	2.2%
Energy-Alternate Sources	0.3%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.4%
Food	0.7%
Forest Products & Paper	0.3%
Gas	0.5%
Hand/Machine Tools	0.7%
Healthcare-Products	2.4%
Healthcare-Services	1.0%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.5%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.3%
Internet	2.4%
Investment Companies	0.2%
Iron/Steel	0.7%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.8%
Media	1.1%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	1.5%
Office/Business Equipment	0.2%
Oil & Gas	2.7%
Oil & Gas Services	2.0%
Packaging & Containers	0.1%
Pharmaceuticals	2.5%
Real Estate	0.3%
Real Estate Investment Trust	4.0%
Retail	4.7%
Savings & Loans	1.9%
Semiconductors	3.4%
Software	2.3%
Telecommunications	3.5%
Textiles	0.2%
Toys/Games/Hobbies	0.2%
Transportation	1.2%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	21.6%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraOTC

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (81.0%)
Activision, Inc. * (Software)	10,816	$149,153
Adobe Systems, Inc. (Software)	25,688	897,025
Altera Corp. * (Semiconductors)	22,139	456,949
Amazon.com, Inc. * (Internet)	11,999	438,083
American Power Conversion Corp. (Electrical Components & Equipment)	8,619	199,185
Amgen, Inc. * (Biotechnology)	24,843	1,807,329
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	4,732	231,631
Apollo Group, Inc. - Class A * (Commercial Services)	7,605	399,339
Apple Computer, Inc. * (Computers)	51,545	3,232,903
Applied Materials, Inc. (Semiconductors)	35,828	627,348
ATI Technologies, Inc. * (Semiconductors)	10,816	185,819
Autodesk, Inc. * (Software)	10,478	403,613
BEA Systems, Inc. * (Software)	17,914	235,211
Bed Bath & Beyond, Inc. * (Retail)	17,407	668,429
Biogen Idec, Inc. * (Biotechnology)	16,224	764,150
Biomet, Inc. (Healthcare - Products)	14,534	516,248
Broadcom Corp. - Class A * (Semiconductors)	18,421	795,050
C.H. Robinson Worldwide, Inc. (Transportation)	7,267	356,737
Cadence Design Systems, Inc. * (Computers)	13,013	240,610
CDW Corp. (Distribution/Wholesale)	3,718	218,804
Celgene Corp. * (Biotechnology)	14,872	657,640
Check Point Software Technologies, Ltd. * (Internet)	10,478	209,770
CheckFree Corp. * (Internet)	3,718	187,759
Chiron Corp. * (Biotechnology)	11,999	549,674
Cintas Corp. (Textiles)	8,788	374,545
Cisco Systems, Inc. * (Telecommunications)	95,654	2,072,822
Citrix Systems, Inc. * (Software)	9,126	345,875
Cognizant Technology Solutions Corp. * (Computers)	5,915	351,883
Comcast Corp. - Special Class A * (Media)	41,574	1,087,576
Comverse Technology, Inc. * (Telecommunications)	9,126	214,735
Costco Wholesale Corp. (Retail)	10,816	585,795
Dell, Inc. * (Computers)	37,687	1,121,566
DENTSPLY International, Inc. (Healthcare - Products)	3,211	186,720
Discovery Holding Co. - Class A * (Media)	10,309	154,635
eBay, Inc. * (Internet)	45,630	1,782,308
EchoStar Communications Corp. - Class A * (Media)	9,464	282,690
Electronic Arts, Inc. * (Software)	13,351	730,567
See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Expedia, Inc. * (Internet)	14,872	301,455
Expeditors International of Washington, Inc. (Transportation)	4,563	394,198
Express Scripts, Inc * (Pharmaceuticals)	5,746	505,073
Fastenal Co. (Distribution/Wholesale)	6,253	296,017
Fiserv, Inc. * (Software)	9,971	424,266
Flextronics International, Ltd. * (Electronics)	27,378	283,362
Garmin, Ltd. (Electronics)	4,394	349,016
Genzyme Corp. * (Biotechnology)	14,027	942,895
Gilead Sciences, Inc. * (Pharmaceuticals)	19,773	1,230,277
Google, Inc. * (Internet)	5,239	2,043,210
IAC/InterActiveCorp * (Internet)	14,534	428,317
Intel Corp. (Semiconductors)	89,739	1,736,450
Intuit, Inc. * (Software)	9,633	512,379
Intuitive Surgical, Inc. * (Healthcare - Products)	1,521	179,478
JDS Uniphase Corp. * (Telecommunications)	83,655	348,841
Joy Global, Inc. (Machinery - Construction & Mining)	5,239	313,135
Juniper Networks, Inc. * (Telecommunications)	16,055	306,972
KLA -Tencor Corp. (Semiconductors)	10,478	506,716
Lam Research Corp. * (Semiconductors)	6,253	268,879
Lamar Advertising Co. * (Advertising)	3,718	195,641
Liberty Global, Inc. - Class A * (Media)	10,478	214,485
Lincare Holdings, Inc. * (Healthcare - Services)	4,056	158,022
Linear Technology Corp. (Semiconductors)	17,745	622,495
Marvell Technology Group, Ltd. * (Semiconductors)	11,999	649,146
Maxim Integrated Products, Inc. (Semiconductors)	19,604	728,289
MedImmune, Inc. * (Biotechnology)	11,492	420,377
Microchip Technology, Inc. (Semiconductors)	7,774	282,196
Microsoft Corp. (Software)	154,973	4,216,814
Monster Worldwide, Inc. * (Internet)	5,915	294,922
Network Appliance, Inc. * (Computers)	17,069	614,996
NII Holdings, Inc. - Class B * (Telecommunications)	6,422	378,705
NTL, Inc. * (Telecommunications)	13,520	393,567
NVIDIA Corp. * (Semiconductors)	7,267	416,108
Oracle Corp. * (Software)	93,795	1,284,054
PACCAR, Inc. (Auto Manufacturers)	8,281	583,645
Patterson Cos., Inc. * (Healthcare - Products)	5,746	202,259
Patterson-UTI Energy, Inc. (Oil & Gas)	7,605	243,056
Paychex, Inc. (Commercial Services)	15,717	654,770
Petsmart, Inc. (Retail)	6,084	171,204
Pixar Animation Studios * (Software)	5,239	336,029
Qualcomm, Inc. (Telecommunications)	87,035	4,404,840
Red Hat, Inc. * (Software)	7,605	212,788
Research In Motion, Ltd. * (Computers)	8,112	688,547

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Ross Stores, Inc. (Retail)	6,253	182,525
SanDisk Corp. * (Computers)	7,774	447,160
Sears Holdings Corp. * (Retail)	7,267	960,988
Sepracor, Inc. * (Pharmaceuticals)	4,563	222,720
Sigma-Aldrich Corp. (Chemicals)	2,873	189,015
Sirius Satellite Radio, Inc. * (Media)	62,868	319,369
Staples, Inc. (Retail)	21,294	543,423
Starbucks Corp. * (Retail)	46,306	1,742,957
Sun Microsystems, Inc. * (Computers)	65,572	336,384
Symantec Corp. * (Internet)	47,489	799,240
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	5,239	197,615
Tellabs, Inc. * (Telecommunications)	11,154	177,349
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	21,632	890,806
Urban Outfitters, Inc. * (Retail)	7,436	182,479
VeriSign, Inc. * (Internet)	10,140	243,259
Whole Foods Market, Inc. (Food)	5,915	392,993
Wynn Resorts, Ltd. * (Lodging)	4,732	363,654
Xilinx, Inc. (Semiconductors)	19,942	507,723
XM Satellite Radio Holdings, Inc. -	11,661	259,690
Class A * (Media)
Yahoo!, Inc. * (Internet)	29,744	959,541

TOTAL COMMON STOCKS (Cost $36,998,213)		63,376,957

Repurchase Agreements (7.2%)

	Principal Amount
UBS,** 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $5,637,090 (Collateralized by $5,875,000, of various Federal Farm Credit Bank Securities, 1.875% - 4.125%, 1/16/07 – 7/17/09, market value $5,748,298)	$5,635,000	5,635,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,635,000)		5,635,000

TOTAL INVESTMENT SECURITIES (Cost $42,633,213) - 88.2% of net assets		$69,011,957

Percentages indicated are based on net assets of $78,241,986.

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2006 (Underlying face amount at value $57,859,200)	336	$1,926,635

Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring June 2006 (Underlying face amount at value $344,400)	10	$(6,190)

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 4/28/06 (Underlying notional amount at value $20,192,532)	11,852	$289,346
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 5/2/06 (Underlying notional amount at value $14,768,015)	8,668	$194,488

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	0.3%
Auto Manufacturers	0.7%
Biotechnology	6.6%
Chemicals	0.2%
Commercial Services	1.3%
Computers	9.0%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.3%
Electronics	0.8%
Food	0.5%
Healthcare - Products	1.4%
Healthcare - Services	0.2%
Internet	9.8%
Lodging	0.5%
Machinery – Construction & Mining	0.4%
Media	3.0%
Oil & Gas	0.3%
Pharmaceuticals	3.9%
Retail	6.4%
Semiconductors	9.9%
Software	12.4%
Telecommunications	10.9%
Textiles	0.5%
Transportation	1.0%
Other***	7.2%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Bear

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (76.6%)
Federal Farm Credit Bank*, 4.25%, 4/3/06	$8,277,000	$8,275,046
Federal Home Loan Bank*, 4.25%, 4/3/06	8,277,000	8,275,046
Federal Home Loan Mortgage Corp.*, 4.25%, 4/3/06	8,277,000	8,275,046
Federal National Mortgage Association*, 4.25%, 4/3/06	8,277,000	8,275,045

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,100,183)		33,100,183

Repurchase Agreements (19.2%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $8,270,066 (Collateralized by $8,485,000 of various U.S. Government Agency Obligations, 2.625% - 4.834%, 4/12/06 - 9/17/07, market value $8,436,655)	8,267,000	8,267,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,267,000)		8,267,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option expiring June 2006 @ $1,650	100	1,025
S&P 500 Futures Call Option expiring May 2006 @ $1,600	50	463

TOTAL OPTIONS PURCHASED (Cost $2,275)		1,488

TOTAL INVESTMENT SECURITIES (Cost $41,369,458) - 95.8% of net assets		$41,368,670

Percentages indicated are based on net assets of $43,165,740.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring June 2006 (Underlying face amount at value $14,996,000)	46	$78,454

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 5/2/06 (Underlying notional amount at value $22,340,817)	(17,254)	$119,819
Equity Index Swap Agreement based on the S&P 500 Index expiring 4/28/06 (Underlying notional amount at value $5,775,447)	(4,460)	31,005

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short Mid-Cap

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (79.9%)
Federal Farm Credit Bank*, 4.25%, 4/3/06	$500,000	$499,882
Federal Home Loan Bank*, 4.25%, 4/3/06	500,000	499,882
Federal Home Loan Mortgage Corp.*, 4.25%, 4/3/06	500,000	499,882
Federal National Mortgage Association*, 4.25%, 4/3/06	500,000	499,882

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,999,528)		1,999,528

Repurchase Agreements (19.8%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $496,184 (Collateralized by $525,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $507,530)	496,000	496,000

TOTAL REPURCHASE AGREEMENTS (Cost $496,000)		496,000

Options Purchased (NM)
	Contracts
S&P MidCap 400 Futures Call Option expiring May 2006 @ $1,100	15	285

TOTAL OPTIONS PURCHASED (Cost $435)		285

TOTAL INVESTMENT SECURITIES (Cost $2,495,963) - 99.7% of net assets		$2,495,813

Percentages indicated are based on net assets of $2,502,439.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $1,037,660)	13	$5,319
Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation
S&P MidCap 400 Futures Contract expiring June 2006 (Underlying face amount at value $2,394,600)	6	(79,074)

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 5/2/06 (Underlying notional amount at value $1,125,889)	(1,421)	$(8,570)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 4/28/06 (Underlying notional amount at value $10,312)	(13)	(79)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short Small-Cap

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
U.S. Government Agency Obligations (80.1%)
Federal Farm Credit Bank*, 4.25%, 4/3/06	$1,083,000	$1,082,744
Federal Home Loan Bank*, 4.25%, 4/3/06	1,083,000	1,082,744
Federal Home Loan Mortgage Corp.*, 4.25%, 4/3/06	1,083,000	1,082,744
Federal National Mortgage Association*, 4.25%, 4/3/06	1,083,000	1,082,745

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,330,977)		4,330,977

	Principal Amount
Repurchase Agreements (20.0%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $1,082,401 (Collateralized by $1,144,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $1,105,932)	$1,082,000	1,082,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,082,000)		1,082,000

Options Purchased (NM)
	Shares	Value
Russell 2000 Futures Call Option expiring April 2006 @ $1,020	100	800

TOTAL OPTIONS PURCHASED (Cost $2,950)		800

TOTAL INVESTMENT SECURITIES (Cost $5,415,927) - 100.1% of net assets		$5,413,777

Percentages indicated are based on net assets of $5,409,417.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $2,464,640)	32	$98,474

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring June 2006 (Underlying face amount at value $2,695,700)	7	(131,982)

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 4/28/06 (Underlying notional amount at value $580)	(1)	$(9)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/2/06 (Underlying notional amount at value $5,193,227)	(6,787)	(101,772)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short OTC

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (89.0%)
Federal Farm Credit Bank*, 4.25%, 4/3/06	$6,280,000	$6,278,517
Federal Home Loan Bank*, 4.25%, 4/3/06	6,280,000	6,278,517
Federal Home Loan Mortgage Corp.*, 4.25%, 4/3/06	6,280,000	6,278,517
Federal National Mortgage Association*, 4.25%, 4/3/06	6,280,000	6,278,518

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,114,069)		25,114,069

Repurchase Agreements (22.2%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $6,271,325 (Collateralized by $6,557,000 of various Federal Farm Credit Bank Securities, 1.875%—2.625%, 1/16/07—9/17/07, market value $6,395,570)	6,269,000	6,269,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,269,000)		6,269,000

Options Purchased (NM)
	Contracts
NASDAQ Futures Call Option expiring May 2006 @ $2,600	200	760

TOTAL OPTIONS PURCHASED (Cost $1,900)		760

TOTAL INVESTMENT SECURITIES (Cost $31,384,969) - 111.2% of net assets		$31,383,829

Percentages indicated are based on net assets of $28,220,949.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. NM Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring June 2006 (Underlying face amount at value $2,789,640)	81	$28,259
Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2006 (Underlying face amount at value $7,404,600)	43	(139,828)
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 4/28/06 (Underlying notional amount at value $13,061,309)	(7,667)	$(211,968)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 5/2/06 (Underlying notional amount at value $10,537,131)	(6,185)	(179,777)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Banks

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (93.1%)
Amcore Financial, Inc. (Banks)	128	$4,047
AmSouth Bancorp (Banks)	2,176	58,861
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	128	3,880
Associated Banc-Corp (Banks)	832	28,271
Astoria Financial Corp. (Savings & Loans)	640	19,814
BancorpSouth, Inc. (Banks)	448	10,756
Bank of America Corp. (Banks)	29,504	1,343,613
Bank of Hawaii Corp. (Banks)	320	17,059
Bank of New York Co., Inc. (Banks)	4,928	177,605
BB&T Corp. (Banks)	3,456	135,475
Cathay Bancorp, Inc. (Banks)	256	9,636
Chittenden Corp. (Banks)	320	9,270
Citigroup, Inc. (Diversified Financial Services)	31,936	1,508,657
Citizens Banking Corp. (Banks)	256	6,874
City National Corp. (Banks)	256	19,658
Comerica, Inc. (Banks)	1,024	59,361
Commerce Bancorp, Inc. (Banks)	1,088	39,875
Commerce Bancshares, Inc. (Banks)	384	19,841
Commercial Capital Bancorp, Inc. (Savings & Loans)	320	4,499
Compass Bancshares, Inc. (Banks)	768	38,868
Cullen/Frost Bankers, Inc. (Banks)	320	17,200
Dime Community Bancshares, Inc. (Savings & Loans)	192	2,759
Doral Financial Corp. (Diversified Financial Services)	576	6,653
Downey Financial Corp. (Savings & Loans)	128	8,614
East-West Bancorp, Inc. (Banks)	320	12,336
F.N.B. Corp. (Banks)	320	5,472
Fifth Third Bancorp (Banks)	2,944	115,876
First BanCorp. (Banks)	448	5,537
First Horizon National Corp. (Banks)	768	31,987
First Midwest Bancorp, Inc. (Banks)	256	9,362
First Niagara Financial Group, Inc. (Savings & Loans)	768	11,259
FirstFed Financial Corp. * (Savings & Loans)	128	7,656
FirstMerit Corp. (Banks)	512	12,626
Fulton Financial Corp. (Banks)	1,024	17,613
Golden West Financial Corp. (Savings & Loans)	1,920	130,368
Greater Bay Bancorp (Banks)	320	8,877
Harbor Florida Bancshares, Inc. (Savings & Loans)	128	4,847
Hudson City Bancorp, Inc. (Savings & Loans)	3,776	50,183
Huntington Bancshares, Inc. (Banks)	1,472	35,519
Independence Community Bank Corp. (Savings & Loans)	512	21,340

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
IndyMac Bancorp, Inc. (Diversified Financial Services)	384	15,717
J.P. Morgan Chase & Co. (Diversified Financial Services)	22,208	924,741
KeyCorp (Banks)	2,560	94,208
Lazard, Ltd. – Class A (Diversified Financial Services)	256	11,328
M&T Bank Corp. (Banks)	512	58,440
MAF Bancorp, Inc. (Savings & Loans)	192	8,404
Marshall & Ilsley Corp. (Banks)	1,216	52,993
Mercantile Bankshares Corp. (Banks)	768	29,530
National City Corp. (Banks)	3,520	122,848
NetBank, Inc. (Internet)	320	2,317
New York Community Bancorp (Savings & Loans)	1,536	26,911
NewAlliance Bancshares, Inc. (Savings & Loans)	704	10,159
North Fork Bancorp, Inc. (Banks)	2,816	81,185
Northern Trust Corp. (Banks)	1,216	63,840
Old National Bancorp (Banks)	448	9,695
Pacific Capital Bancorp (Banks)	320	10,829
Park National Corp. (Banks)	64	6,816
People’s Bank (Savings & Loans)	384	12,576
PFF Bancorp, Inc. (Savings & Loans)	128	4,315
PNC Financial Services Group (Banks)	1,856	124,927
Popular, Inc. (Banks)	1,536	31,887
Provident Bankshares Corp. (Banks)	192	6,998
Provident Financial Services, Inc. (Savings & Loans)	448	8,109
Regions Financial Corp. (Banks)	2,944	103,540
Republic Bancorp, Inc. (Banks)	448	5,394
Sky Financial Group, Inc. (Banks)	704	18,656
South Financial Group, Inc. (Banks)	448	11,715
Sovereign Bancorp, Inc. (Savings & Loans)	2,368	51,883
Sterling Bancshares, Inc. (Banks)	256	4,621
SunTrust Banks, Inc. (Banks)	2,304	167,639
Susquehanna Bancshares, Inc. (Banks)	320	8,246
SVB Financial Group * (Banks)	256	13,581
Synovus Financial Corp. (Banks)	1,600	43,344
TCF Financial Corp. (Banks)	832	21,424
TD Banknorth, Inc. (Banks)	768	22,541
Texas Regional Bancshares, Inc. - Class A (Banks)	320	9,437
The Colonial BancGroup, Inc. (Banks)	960	24,000
TrustCo Bank Corp. NY (Banks)	448	5,452
Trustmark Corp. (Banks)	320	10,125
U.S. Bancorp (Banks)	11,456	349,409
UCBH Holdings, Inc. (Banks)	576	10,898
UnionBanCal Corp. (Banks)	384	26,941
United Bankshares, Inc. (Banks)	256	9,797
Valley National Bancorp (Banks)	704	18,036
W Holding Co., Inc. (Banks)	832	6,548
Wachovia Corp. (Banks)	7,104	398,180
Washington Federal, Inc. (Savings & Loans)	576	13,939
Washington Mutual, Inc. (Savings & Loans)	6,208	264,585
Webster Financial Corp. (Banks)	320	15,507
Wells Fargo & Co. (Banks)	6,060	387,053
Westamerica Bancorp (Banks)	192	9,969
Whitney Holding Corp. (Banks)	384	13,617

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Wilmington Trust Corp. (Banks)	448	19,421
Wintrust Financial Corp. (Banks)	128	7,446
Zions Bancorp (Banks)	640	52,947

TOTAL COMMON STOCKS (Cost $6,100,254)		7,876,668

TOTAL INVESTMENT SECURITIES (Cost $6,100,254) - 93.1% of net assets		$7,876,668

Percentages indicated are based on net assets of $8,459,199.

*	Non-income producing security

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Banks	56.0%
Diversified Financial Services	29.2%
Internet	NM
Savings & Loans	7.9%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Basic Materials

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (100.4%)
Air Products & Chemicals, Inc. (Chemicals)	15,600	$1,048,164
Airgas, Inc. (Chemicals)	5,040	197,014
AK Steel Holding Corp. * (Iron/Steel)	7,680	115,200
Albemarle Corp. (Chemicals)	2,880	130,608
Alcoa, Inc. (Mining)	65,760	2,009,625
Allegheny Technologies, Inc. (Iron/Steel)	6,480	396,446
Arch Coal, Inc. (Coal)	5,280	400,963
Ashland, Inc. (Chemicals)	5,520	392,362
Avery Dennison Corp. (Household Products/Wares)	7,440	435,091
Bowater, Inc. (Forest Products & Paper)	4,080	120,686
Cabot Corp. (Chemicals)	4,320	146,837
Cambrex Corp. (Biotechnology)	1,920	37,517
Caraustar Industries, Inc. * (Forest Products & Paper)	2,160	22,226
Carpenter Technology Corp. (Iron/Steel)	1,680	158,794
Chaparral Steel Co. * (Iron/Steel)	1,680	109,066
Chemtura Corp. (Chemicals)	17,520	206,386
Cleveland-Cliffs, Inc. (Iron/Steel)	1,680	146,362
Coeur d’Alene Mines Corp. * (Mining)	18,720	122,803
Commercial Metals Co. (Metal Fabricate/Hardware)	4,560	243,914
CONSOL Energy, Inc. (Coal)	6,960	516,154
Cytec Industries, Inc. (Chemicals)	2,880	172,829
Du Pont (Chemicals)	69,360	2,927,686
Eastman Chemical Co. (Chemicals)	6,240	319,363
Ecolab, Inc. (Chemicals)	13,920	531,744
Engelhard Corp. (Chemicals)	9,120	361,243
Ferro Corp. (Chemicals)	3,120	62,400
FMC Corp. * (Chemicals)	2,640	163,627
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	13,440	803,309
Fuller (H.B.) Co. (Chemicals)	2,160	110,894
Georgia Gulf Corp. (Chemicals)	2,640	68,614
Headwaters, Inc. * (Energy - Alternate Sources)	3,120	124,145
Hercules, Inc. * (Chemicals)	7,680	105,984
Huntsman Corp. * (Chemicals)	6,720	129,696
International Coal Group, Inc. * (Coal)	9,120	88,829
International Flavors & Fragrances, Inc. (Chemicals)	6,480	222,394
International Paper Co. (Forest Products & Paper)	36,960	1,277,708
KFx, Inc. * (Energy - Alternate Sources)	5,760	104,832
Lubrizol Corp. (Chemicals)	5,040	215,964
Lyondell Chemical Co. (Chemicals)	16,800	334,320
Macdermid, Inc. (Chemicals)	1,920	61,728
Massey Energy Co. (Coal)	6,240	225,077

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Meridian Gold, Inc. * (Mining)	7,440	220,596
Minerals Technologies, Inc. (Chemicals)	1,440	84,110
Monsanto Co. (Agriculture)	20,160	1,708,560
Neenah Paper, Inc. (Forest Products & Paper)	1,200	39,300
Newmont Mining Corp. (Mining)	31,200	1,618,968
Nucor Corp. (Iron/Steel)	10,560	1,106,581
Olin Corp. (Chemicals)	5,280	113,362
OM Group, Inc. * (Chemicals)	2,160	49,680
Oregon Steel Mills, Inc. * (Iron/Steel)	2,640	135,089
Peabody Energy Corp. (Coal)	19,680	992,068
Phelps Dodge Corp. (Mining)	15,360	1,236,941
Pope & Talbot, Inc. (Forest Products & Paper)	1,200	8,160
PPG Industries, Inc. (Chemicals)	12,960	821,016
Praxair, Inc. (Chemicals)	24,480	1,350,072
Reliance Steel & Aluminum Co. (Iron/Steel)	2,160	202,867
Rohm & Haas Co. (Chemicals)	10,800	527,796
RPM, Inc. (Chemicals)	8,880	159,307
RTI International Metals, Inc. * (Mining)	1,680	92,148
Ryerson Tull, Inc. (Iron/Steel)	1,680	44,957
Schulman (A.), Inc. (Chemicals)	2,400	59,400
Sensient Technologies Corp. (Chemicals)	3,360	60,648
Sigma-Aldrich Corp. (Chemicals)	4,320	284,213
Southern Copper Corp. (Mining)	2,880	243,302
Steel Dynamics, Inc. (Iron/Steel)	3,360	190,613
Stillwater Mining Co. * (Mining)	3,360	55,306
The Dow Chemical Co. (Chemicals)	72,720	2,952,431
The Mosaic Co. * (Chemicals)	9,600	137,760
The Scotts Co. - Class A (Household Products/Wares)	3,360	153,754
Tredegar Corp. (Miscellaneous Manufacturing)	1,920	30,547
Tronox, Inc. - Class B * (Chemicals)	1,680	28,543
United States Steel Corp. (Iron/Steel)	8,640	524,275
USEC, Inc. (Mining)	6,240	75,192
Valspar Corp. (Chemicals)	7,200	200,664
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,600	51,012
Wellman, Inc. (Chemicals)	2,400	15,264
Weyerhaeuser Co. (Forest Products & Paper)	17,040	1,234,207
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,280	105,917

TOTAL COMMON STOCKS (Cost $25,367,415)		32,283,230

Repurchase Agreements (NM)
	Principal Amount
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $14,005 (Collateralized by $15,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $14,501)	$14,000	14,000

See accompanying notes to the Schedules of Portfolio Investments.

TOTAL REPURCHASE AGREEMENTS (Cost $14,000)	14,000

TOTAL INVESTMENT SECURITIES (Cost $25,381,415) - 100.4% of net assets	$32,297,230

Percentages indicated are based on net assets of $32,184,193.

*	Non-income producing security

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Agriculture	5.3%
Biotechnology	0.1%
Chemicals	45.9%
Coal	6.9%
Energy – Alternate Sources	0.7%
Forest Products & Paper	8.6%
Household Products/Wares	1.8%
Iron/Steel	9.7%
Metal Fabricate/Hardware	1.1%
Mining	20.2%
Miscellaneous Manufacturing	0.1%
Other**	NM

**	Includes non-equity securities
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Biotechnology

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (89.5%)
Abgenix, Inc. * (Pharmaceuticals)	6,076	$136,710
Albany Molecular Research, Inc. * (Commercial Services)	1,544	15,687
Alexion Pharmaceuticals, Inc. * (Biotechnology)	2,316	82,033
Amgen, Inc. * (Biotechnology)	68,675	4,996,105
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	7,527	368,447
Applera Corp. - Celera Genomics Group * (Biotechnology)	5,404	63,173
Biogen Idec, Inc. * (Biotechnology)	21,190	998,049
Celgene Corp. * (Biotechnology)	21,576	954,091
Cell Genesys, Inc. * (Biotechnology)	3,281	26,182
Cell Therapeutics, Inc. * (Pharmaceuticals)	5,404	10,322
Charles River Laboratories International, Inc. * (Biotechnology)	5,404	264,904
Chiron Corp. * (Biotechnology)	8,106	371,336
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	3,860	88,664
CuraGen Corp. * (Biotechnology)	3,281	16,438
CV Therapeutics, Inc. * (Pharmaceuticals)	3,281	72,444
Delta & Pine Land Co. (Agriculture)	2,702	81,492
Enzo Biochem, Inc. * (Biotechnology)	2,316	31,266
Enzon, Inc. * (Biotechnology)	3,281	26,576
Gen-Probe, Inc. * (Healthcare - Products)	3,860	212,763
Genentech, Inc. * (Biotechnology)	34,354	2,903,256
Genzyme Corp. * (Biotechnology)	14,307	961,717
Gilead Sciences, Inc. * (Pharmaceuticals)	33,968	2,113,489
Human Genome Sciences, Inc. * (Biotechnology)	9,650	104,896
ICOS Corp. * (Biotechnology)	4,439	97,880
ImClone Systems, Inc. * (Pharmaceuticals)	5,018	170,712
Incyte Genomics, Inc. * (Biotechnology)	6,176	37,180
InterMune, Inc. * (Biotechnology)	1,930	35,782
Invitrogen Corp. * (Biotechnology)	3,860	270,702
Medarex, Inc. * (Pharmaceuticals)	8,299	109,713
MedImmune, Inc. * (Biotechnology)	18,528	677,754
Millennium Pharmaceuticals, Inc. * (Biotechnology)	22,774	230,245
Myriad Genetics, Inc. * (Biotechnology)	2,702	70,495
Nabi Biopharmaceuticals * (Pharmaceuticals)	4,246	23,947
Nektar Therapeutics * (Biotechnology)	6,369	129,800
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	2,702	174,387
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	3,474	29,668

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	3,088	81,091
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	4,246	136,297
PDL BioPharma, Inc. * (Biotechnology)	8,299	272,207
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	2,895	48,144
Savient Pharmaceuticals, Inc. * (Biotechnology)	4,439	23,660
Techne Corp. * (Healthcare - Products)	2,702	162,498
Telik, Inc. * (Biotechnology)	3,860	74,730
Trimeris, Inc. * (Pharmaceuticals)	1,158	15,645
United Therapeutics Corp. * (Pharmaceuticals)	1,737	115,128
Vertex Pharmaceuticals, Inc. * (Biotechnology)	8,106	296,599

TOTAL COMMON STOCKS (Cost $11,195,170)		18,184,304

TOTAL INVESTMENT SECURITIES (Cost $11,195,170) - 89.5% of net assets		$18,184,304

Percentages indicated are based on net assets of $20,321,390.

*	Non-income producing security

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 4/3/06 (Underlying notional amount at value $2,325,349)	23,253	$(57)

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Agriculture	0.4%
Biotechnology	69.3%
Commercial Services	0.1%
Healthcare-Products	1.8%
Pharmaceuticals	17.9%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Consumer Goods

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (100.0%)
Acco Brands Corp. * (Household Products/Wares)	236	$5,239
Activision, Inc. * (Software)	1,593	21,967
Actuant Corp. (Miscellaneous Manufacturing)	177	10,836
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	472	20,877
Altria Group, Inc. (Agriculture)	12,095	857,052
American Axle & Manufacturing	236	4,043
Holdings, Inc. (Auto Parts & Equipment)
Anheuser-Busch Cos., Inc. (Beverages)	4,543	194,304
Archer-Daniels-Midland Co. (Agriculture)	3,481	117,136
ArvinMeritor, Inc. (Auto Parts & Equipment)	413	6,158
Avon Products, Inc. (Cosmetics/Personal Care)	2,655	82,756
Beazer Homes USA, Inc. (Home Builders)	236	15,505
Black & Decker Corp. (Hand/Machine Tools)	472	41,012
Blyth, Inc. (Household Products/Wares)	177	3,721
BorgWarner, Inc. (Auto Parts & Equipment)	354	21,254
Briggs & Stratton Corp. (Machinery-Diversified)	295	10,434
Brown-Forman Corp. (Beverages)	236	18,165
Brunswick Corp. (Leisure Time)	590	22,927
Bunge, Ltd. (Agriculture)	649	36,156
Callaway Golf Co. (Leisure Time)	354	6,089
Campbell Soup Co. (Food)	1,475	47,790
Carter’s, Inc. * (Apparel)	118	7,964
Centex Corp. (Home Builders)	767	47,546
Champion Enterprises, Inc. * (Home Builders)	472	7,061
Chiquita Brands International, Inc. (Food)	236	3,958
Church & Dwight, Inc. (Household Products/Wares)	354	13,070
Cintas Corp. (Textiles)	826	35,204
Clorox Co. (Household Products/Wares)	885	52,967
Coach, Inc. * (Apparel)	2,242	77,528
Coca-Cola Co. (Beverages)	12,803	536,062
Coca-Cola Enterprises, Inc. (Beverages)	1,416	28,801
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,009	171,814
ConAgra Foods, Inc. (Food)	3,009	64,573
Constellation Brands, Inc. * (Beverages)	1,121	28,081
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	354	5,076

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Corn Products International, Inc. (Food)	413	12,212
D.R. Horton, Inc. (Home Builders)	1,593	52,919
Dean Foods Co. * (Food)	767	29,783
Del Monte Foods Co. (Food)	1,180	13,995
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,652	46,982
Electronic Arts, Inc. * (Software)	1,770	96,855
Energizer Holdings, Inc. * (Electrical Components & Equipment)	354	18,762
Ethan Allen Interiors, Inc. (Home Furnishings)	177	7,438
Fleetwood Enterprises, Inc. * (Home Builders)	354	3,954
Flowers Foods, Inc. (Food)	354	10,514
Ford Motor Co. (Auto Manufacturers)	10,443	83,126
Fossil, Inc. * (Household Products/Wares)	295	5,481
Furniture Brands International, Inc. (Home Furnishings)	295	7,230
G & K Services, Inc. (Textiles)	118	5,020
Garmin, Ltd. (Electronics)	354	28,118
General Mills, Inc. (Food)	2,065	104,653
General Motors Corp. (Auto Manufacturers)	2,478	52,707
Gentex Corp. (Electronics)	885	15,452
Genuine Parts Co. (Distribution/Wholesale)	1,003	43,962
Hain Celestial Group, Inc. * (Food)	236	6,181
Hansen Natural Corp. * (Beverages)	118	14,874
Harley-Davidson, Inc. (Leisure Time)	1,593	82,645
Harman International Industries, Inc. (Home Furnishings)	354	39,340
Hasbro, Inc. (Toys/Games/Hobbies)	944	19,918
Heinz (H.J.) Co. (Food)	2,065	78,305
Herman Miller, Inc. (Office Furnishings)	413	13,385
HNI Corp. (Office Furnishings)	236	13,924
Hormel Foods Corp. (Food)	413	13,959
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	177	7,776
Interface, Inc. - Class A * (Office Furnishings)	295	4,074
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	177	4,733
JM Smucker Co. (Food)	354	14,054
Johnson Controls, Inc. (Auto Parts & Equipment)	1,121	85,118
Jones Apparel Group, Inc. (Apparel)	708	25,042
KB Home (Home Builders)	472	30,671
Kellogg Co. (Food)	1,357	59,762
Kellwood Co. (Apparel)	177	5,556
Kenneth Cole Productions, Inc. (Retail)	59	1,634
Kimberly-Clark Corp. (Household Products/Wares)	2,714	156,870
Kraft Foods, Inc. (Food)	1,416	42,919
La-Z-Boy, Inc. (Home Furnishings)	295	5,015
Lancaster Colony Corp. (Miscellaneous Manufacturing)	177	7,434
Lear Corp. (Auto Parts & Equipment)	413	7,322
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,121	27,319

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Lennar Corp. - Class A (Home Builders)	708	42,749
Lennar Corp. - Class B (Home Builders)	59	3,292
Lexar Media, Inc. * (Computers)	413	3,544
Liz Claiborne, Inc. (Apparel)	649	26,596
Loews Corp. - Carolina Group (Agriculture)	472	22,311
M.D.C. Holdings, Inc. (Home Builders)	177	11,383
Martek Biosciences Corp. * (Biotechnology)	177	5,811
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	413	8,310
Mattel, Inc. (Toys/Games/Hobbies)	2,242	40,647
McCormick & Co., Inc. (Food)	649	21,975
Meritage Homes Corp. * (Home Builders)	118	6,485
Modine Manufacturing Co. (Auto Parts & Equipment)	177	5,222
Mohawk Industries, Inc. * (Textiles)	295	23,812
Molson Coors Brewing Co. - Class B (Beverages)	413	28,340
Monaco Coach Corp. (Home Builders)	177	2,372
NBTY, Inc. * (Pharmaceuticals)	354	7,972
Newell Rubbermaid, Inc. (Housewares)	1,593	40,128
NIKE, Inc. - Class B (Apparel)	1,062	90,376
Nu Skin Enterprises, Inc. (Retail)	295	5,172
Nutri/System, Inc. * (Commercial Services)	177	8,411
NVR, Inc. * (Home Builders)	59	43,598
Oakley, Inc. (Health Care Products)	177	3,013
Pentair, Inc. (Miscellaneous Manufacturing)	590	24,043
PepsiAmericas, Inc. (Beverages)	413	10,098
PepsiCo, Inc. (Beverages)	9,676	559,176
Phillips-Van Heusen Corp. (Apparel)	236	9,018
Polaris Industries, Inc. (Leisure Time)	236	12,876
Polo Ralph Lauren Corp. (Apparel)	354	21,456
Procter & Gamble Co. (Cosmetics/Personal Care)	19,234	1,108,263
Pulte Homes, Inc. (Home Builders)	1,239	47,602
Quiksilver, Inc. * (Apparel)	708	9,813
Ralcorp Holdings, Inc. * (Food)	177	6,735
Reynolds American, Inc. (Agriculture)	472	49,796
Russell Corp. (Apparel)	177	2,443
Sara Lee Corp. (Food)	4,602	82,284
SCP Pool Corp. (Distribution/Wholesale)	295	13,838
Smithfield Foods, Inc. * (Food)	531	15,580
Snap-on, Inc. (Hand/Machine Tools)	295	11,245
Spectrum Brands, Inc. * (Household Products/Wares)	236	5,126
Standard Pacific Corp. (Home Builders)	413	13,885
Steelcase, Inc. - Class A (Office Furnishings)	295	5,310
Superior Industries International, Inc. (Auto Parts & Equipment)	118	2,284
Take-Two Interactive Software, Inc. * (Software)	413	7,707
The Estee Lauder Cos., Inc. – Class A (Cosmetics/Personal Care)	767	28,525

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	944	13,669
The Hershey Co. (Food)	1,003	52,387
The Nautilus Group, Inc. (Leisure Time)	177	2,646
The Pepsi Bottling Group, Inc. (Beverages)	767	23,309
The Ryland Group, Inc. (Home Builders)	295	20,473
The Stanley Works (Hand/Machine Tools)	472	23,912
The Stride Rite Corp. (Apparel)	236	3,417
The Timberland Co. - Class A * (Apparel)	354	12,117
Thor Industries, Inc. (Home Builders)	236	12,593
THQ, Inc. * (Software)	354	9,165
Toll Brothers, Inc. * (Home Builders)	708	24,518
Tommy Hilfiger Corp. * (Apparel)	531	8,746
Tootsie Roll Industries, Inc. (Food)	121	3,545
TreeHouse Foods, Inc. * (Food)	177	4,699
Tupperware Corp. (Household Products/Wares)	295	6,074
Tyson Foods, Inc. - Class A (Food)	1,357	18,645
Universal Corp. (Agriculture)	177	6,508
UST, Inc. (Agriculture)	944	39,270
V. F. Corp. (Apparel)	531	30,214
Visteon Corp. * (Auto Parts & Equipment)	767	3,528
WCI Communities, Inc. * (Home Builders)	236	6,566
WD-40 Co. (Household Products/Wares)	118	3,640
Weight Watchers International, Inc. (Commercial Services)	295	15,163
Whirlpool Corp. (Home Furnishings)	413	37,777
Winnebago Industries, Inc. (Home Builders)	177	5,370
Wolverine World Wide, Inc. (Apparel)	354	7,834
Wrigley (Wm.) Jr. Co. (Food)	1,003	64,192
Yankee Candle Co., Inc. (Household Products/Wares)	236	6,459

TOTAL COMMON STOCKS (Cost $5,763,816)		6,995,177

	Principal Amount
Repurchase Agreements (0.5%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $34,013 (Collateralized by $36,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $34,802)	$34,000	34,000

TOTAL REPURCHASE AGREEMENTS (Cost $34,000)		34,000

TOTAL INVESTMENT SECURITIES (Cost $5,797,816) - 100.5% of net assets		$7,029,177

See accompanying notes to the Schedules of Portfolio Investments.

Percentages indicated are based on net assets of $6,994,164.

* Non-income producing security

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Agriculture	16.1%
Apparel	4.8%
Auto Manufacturers	1.9%
Auto Parts & Equipment	2.2%
Beverages	20.7%
Biotechnology	0.1%
Commercial Services	0.3%
Computers	0.1%
Cosmetics/Personal Care	20.3%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.3%
Electronics	0.6%
Food	11.0%
Hand/Machine Tools	1.1%
Healthcare—Products	NM
Home Builders	5.8%
Home Furnishings	1.4%
Household Products/Wares	3.7%
Housewares	0.6%
Leisure Time	1.8%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.5%
Pharmaceuticals	0.1%
Retail	0.1%
Software	1.9%
Textiles	0.9%
Toys/Games/Hobbies	1.1%
Other**	0.5%

NM	Not meaningful, amount is less than 0.05%.
**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Consumer Services

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (100.8%)
Abercrombie & Fitch Co. - Class A (Retail)	200	$11,660
Adesa, Inc. (Commercial Services)	200	5,348
Advance Auto Parts, Inc. (Retail)	240	9,994
ADVO, Inc. (Advertising)	80	2,560
Aeropostale, Inc. * (Retail)	120	3,619
AirTran Holdings, Inc. * (Airlines)	200	3,622
Alaska Air Group, Inc. * (Airlines)	80	2,836
Albertson’s, Inc. (Food)	800	20,536
Amazon.com, Inc. * (Internet)	680	24,827
American Eagle Outfitters, Inc. (Retail)	320	9,555
American Greetings Corp. - Class A (Household Products/Wares)	160	3,459
AmerisourceBergen Corp. (Pharmaceuticals)	480	23,170
AMR Corp. * (Airlines)	400	10,820
Andrx Group * (Pharmaceuticals)	160	3,798
AnnTaylor Stores Corp. * (Retail)	160	5,886
Apollo Group, Inc. - Class A * (Commercial Services)	320	16,803
Applebee’s International, Inc. (Retail)	200	4,910
aQuantive, Inc. * (Internet)	120	2,825
Aramark Corp. (Commercial Services)	280	8,271
Arbitron, Inc. (Commercial Services)	80	2,706
AutoNation, Inc. * (Retail)	440	9,482
AutoZone, Inc. * (Retail)	120	11,963
Avid Technology, Inc. * (Software)	80	3,477
Aztar Corp. * (Lodging)	80	3,359
Barnes & Noble, Inc. (Retail)	120	5,550
Bed Bath & Beyond, Inc. * (Retail)	680	26,112
Belo Corp. - Class A (Media)	240	4,771
Best Buy Co., Inc. (Retail)	920	51,456
Big Lots, Inc. * (Retail)	280	3,909
BJ’s Wholesale Club, Inc. * (Retail)	160	5,042
Bob Evans Farms, Inc. (Retail)	80	2,377
Borders Group, Inc. (Retail)	160	4,038
Boyd Gaming Corp. (Lodging)	120	5,993
Brinker International, Inc. (Retail)	200	8,450
Cablevision Systems Corp. - Class A * (Media)	480	12,816
Cardinal Health, Inc. (Pharmaceuticals)	1,000	74,520
Career Education Corp. * (Commercial Services)	240	9,055
Carmax, Inc. * (Retail)	240	7,843
Carnival Corp. (Leisure Time)	1,000	47,370
Casey’s General Stores, Inc. (Retail)	120	2,744
Catalina Marketing Corp. (Advertising)	120	2,772
CBRL Group, Inc. (Retail)	120	5,269
CBS Corp. – Class B (Media)	1,560	37,409
CDW Corp. (Distribution/Wholesale)	160	9,416
CEC Entertainment, Inc. * (Retail)	80	2,690
Cendant Corp. (Commercial Services)	2,400	41,641
Charming Shoppes, Inc. * (Retail)	240	3,569
Cheesecake Factory, Inc. * (Retail)	200	7,490

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Chemed Corp. (Commercial Services)	40	2,374
Chico’s FAS, Inc. * (Retail)	400	16,256
Christopher & Banks Corp. (Retail)	80	1,857
Circuit City Stores, Inc. (Retail)	440	10,771
Claire’s Stores, Inc. (Retail)	200	7,262
Clear Channel Communications, Inc. (Media)	1,160	33,652
CNET Networks, Inc. * (Internet)	320	4,547
Comcast Corp. - Special Class A * (Media)	4,840	126,614
Continental Airlines, Inc. - Class B * (Airlines)	200	5,380
Copart, Inc. * (Retail)	160	4,392
Corinthian Colleges, Inc. * (Commercial Services)	200	2,880
Costco Wholesale Corp. (Retail)	1,120	60,659
CVS Corp. (Retail)	1,880	56,156
Darden Restaurants, Inc. (Retail)	320	13,130
DeVry, Inc. * (Commercial Services)	160	3,643
Dick’s Sporting Goods, Inc. * (Retail)	80	3,174
Digitas, Inc. * (Internet)	200	2,880
Dillards, Inc. - Class A (Retail)	160	4,166
DIRECTV Group, Inc. * (Media)	2,160	35,424
Discovery Holding Co. - Class A * (Media)	640	9,600
Dollar General Corp. (Retail)	680	12,016
Dollar Tree Stores, Inc. * (Retail)	240	6,641
Dow Jones & Co., Inc. (Media)	120	4,716
DreamWorks Animation SKG, Inc. - Class A * (Entertainment)	120	3,174
Dress Barn, Inc. * (Retail)	40	1,918
Dun & Bradstreet Corp. * (Software)	160	12,268
eBay, Inc. * (Internet)	2,440	95,306
EchoStar Communications Corp. - Class A * (Media)	480	14,338
Education Management Corp. * (Commercial Services)	160	6,656
Entercom Communications Corp. (Media)	80	2,234
Expedia, Inc. * (Internet)	640	12,973
FactSet Research Systems, Inc. (Computers)	80	3,548
Family Dollar Stores, Inc. (Retail)	360	9,576
Fastenal Co. (Distribution/Wholesale)	320	15,149
Federated Department Stores, Inc. (Retail)	600	43,800
Foot Locker, Inc. (Retail)	360	8,597
GameStop Corp. (New) - Class B * (Retail)	40	1,733
GameStop Corp. * (Retail)	80	3,771
Gannett Co., Inc. (Media)	600	35,952
Gaylord Entertainment Co. * (Lodging)	80	3,630
Gemstar-TV Guide International, Inc. * (Media)	600	1,854
Genesco, Inc. * (Retail)	40	1,556
Getty Images, Inc. * (Advertising)	120	8,986
GTECH Holdings Corp. (Entertainment)	280	9,534
Guitar Center, Inc. * (Retail)	80	3,816
H & R Block, Inc. (Commercial Services)	680	14,722
Harrah’s Entertainment, Inc. (Lodging)	440	34,302

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Harte-Hanks, Inc. (Advertising)	120	3,282
Hilton Hotels Corp. (Lodging)	840	21,386
Home Depot, Inc. (Retail)	4,960	209,807
IAC/InterActiveCorp * (Internet)	560	16,503
IHOP Corp. (Retail)	40	1,918
International Game Technology (Entertainment)	800	28,176
International Speedway Corp. (Entertainment)	80	4,072
Interpublic Group of Cos., Inc. * (Advertising)	1,000	9,560
ITT Educational Services, Inc. * (Commercial Services)	120	7,686
J.C. Penney Co., Inc. (Holding Company) (Retail)	480	28,997
Jack in the Box, Inc. * (Retail)	80	3,480
JetBlue Airways Corp. * (Airlines)	360	3,859
John Wiley & Sons, Inc. (Media)	80	3,028
Knight-Ridder, Inc. (Media)	160	10,114
Kohls Corp. * (Retail)	720	38,167
Kroger Co. * (Food)	1,720	35,019
Lamar Advertising Co. * (Advertising)	200	10,524
Las Vegas Sands Corp. * (Lodging)	280	15,865
Laureate Education, Inc. * (Commercial Services)	120	6,406
Lee Enterprises, Inc. (Media)	80	2,663
Liberty Global, Inc. - Class A * (Media)	520	10,644
Liberty Global, Inc. - Series C * (Media)	560	11,060
Liberty Media Corp. - Class A * (Media)	6,280	51,559
Limited, Inc. (Retail)	800	19,568
Live Nation, Inc. (Commercial Services)	160	3,174
Longs Drug Stores Corp. (Retail)	80	3,702
Lowe’s Cos., Inc. (Retail)	1,640	105,681
Marriott International, Inc. - Class A (Lodging)	440	30,184
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	80	3,061
McClatchy Co. (Media)	40	1,954
McDonald’s Corp. (Retail)	2,960	101,706
McGraw-Hill Cos., Inc. (Media)	880	50,706
McKesson Corp. (Commercial Services)	640	33,363
Media General, Inc. - Class A (Media)	40	1,865
Meredith Corp. (Media)	80	4,463
MGM Grand, Inc. * (Commercial Services)	280	12,065
Michaels Stores, Inc. (Retail)	320	12,026
NAVTEQ * (Software)	200	10,130
Netflix, Inc. * (Internet)	120	3,479
News Corp. - Class A (Media)	5,640	93,680
Nordstrom, Inc. (Retail)	560	21,941
O’Reilly Automotive, Inc. * (Retail)	280	10,237
Office Depot, Inc. * (Retail)	720	26,813
OfficeMax, Inc. (Retail)	160	4,827
Omnicare, Inc. (Pharmaceuticals)	280	15,397
Omnicom Group, Inc. (Advertising)	440	36,629
Outback Steakhouse, Inc. (Retail)	160	7,040
P.F. Chang’s China Bistro, Inc. * (Retail)	80	3,943

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Pacific Sunwear of California, Inc. * (Retail)	160	3,546
Panera Bread Co. - Class A * (Retail)	80	6,014
Papa John’s International, Inc. * (Retail)	40	1,312
Payless ShoeSource, Inc. * (Retail)	160	3,662
Penn National Gaming * (Entertainment)	160	6,749
Pep Boys-Manny, Moe & Jack (Retail)	120	1,813
Performance Food Group Co. * (Food)	80	2,495
PETCO Animal Supplies, Inc. * (Retail)	80	1,886
Petsmart, Inc. (Retail)	320	9,005
Pier 1 Imports, Inc. (Retail)	200	2,322
Pinnacle Entertainment, Inc. * (Entertainment)	120	3,380
Pixar Animation Studios * (Software)	120	7,697
R.H. Donnelley Corp. * (Advertising)	120	6,988
RadioShack Corp. (Retail)	320	6,154
Reader’s Digest Association, Inc. (Media)	240	3,540
Regis Corp. (Retail)	120	4,138
Rent-A-Center, Inc. * (Commercial Services)	160	4,094
Rite Aid Corp. * (Retail)	1,240	4,960
Ross Stores, Inc. (Retail)	360	10,508
Royal Caribbean Cruises, Ltd. (Leisure Time)	320	13,446
Ruby Tuesday, Inc. (Retail)	120	3,850
Sabre Holdings Corp. (Leisure Time)	320	7,530
Safeway, Inc. (Food)	1,040	26,125
Saks, Inc. * (Retail)	280	5,404
Scholastic Corp. * (Media)	80	2,141
Scientific Games Corp. * (Entertainment)	160	5,621
Sears Holdings Corp. * (Retail)	240	31,738
Service Corp. International (Commercial Services)	720	5,616
Sirius Satellite Radio, Inc. * (Media)	2,800	14,224
Six Flags, Inc. * (Entertainment)	160	1,629
SkyWest, Inc. (Airlines)	120	3,512
Sonic Corp. * (Retail)	120	4,216
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	120	3,485
Southwest Airlines Co. (Airlines)	1,720	30,943
Staples, Inc. (Retail)	1,720	43,894
Starbucks Corp. * (Retail)	1,800	67,752
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	520	35,221
Station Casinos, Inc. (Lodging)	120	9,524
Strayer Education, Inc. (Commercial Services)	40	4,090
SuperValu, Inc. (Food)	320	9,862
Sysco Corp. (Food)	1,440	46,152
Target Corp. (Retail)	1,880	97,779
The Children’s Place Retail Stores, Inc. * (Retail)	40	2,316
The E.W. Scripps Co. - Class A (Media)	200	8,942
The Gap, Inc. (Retail)	1,480	27,646
The Men’s Wearhouse, Inc. (Retail)	120	4,313
The New York Times Co. - Class A (Media)	320	8,099

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
The ServiceMaster Co. (Commercial Services)	680	8,922
The Sports Authority, Inc. * (Retail)	80	2,952
Tiffany & Co. (Retail)	320	12,013
Time Warner, Inc. (Media)	10,720	179,989
TJX Cos., Inc. (Retail)	1,120	27,798
Tractor Supply Co. * (Retail)	80	5,307
Tribune Co. (Media)	480	13,166
United Natural Foods, Inc. * (Food)	80	2,798
Univision Communications, Inc. - Class A * (Media)	560	19,303
Urban Outfitters, Inc. * (Retail)	280	6,871
US Airways Group, Inc. * (Airlines)	120	4,800
Valassis Communications, Inc. * (Commercial Services)	120	3,524
ValueClick, Inc. * (Internet)	240	4,061
VCA Antech, Inc. * (Pharmaceuticals)	200	5,696
Viacom, Inc. * (Media)	1,600	62,080
Wal-Mart Stores, Inc. (Retail)	6,040	285,329
Walgreen Co. (Retail)	2,360	101,786
Walt Disney Co. (Media)	4,520	126,063
Washington Post Co. - Class B (Media)	40	31,070
Wendy’s International, Inc. (Retail)	280	17,377
Westwood One, Inc. (Media)	160	1,766
Whole Foods Market, Inc. (Food)	320	21,261
Williams Sonoma, Inc. * (Retail)	200	8,480
WMS Industries, Inc. * (Leisure Time)	80	2,408
Wynn Resorts, Ltd. * (Lodging)	160	12,296
XM Satellite Radio Holdings, Inc. - Class A * (Media)	520	11,580
YUM! Brands, Inc. (Retail)	680	33,225
Zale Corp. * (Retail)	120	3,364

TOTAL COMMON STOCKS (Cost $3,264,008)		4,147,398

TOTAL INVESTMENT SECURITIES (Cost $3,264,008) - 100.8% of net assets		$4,147,398

Percentages indicated are based on net assets of $4,114,553

*	Non-income producing security

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Advertising	2.0%
Airlines	1.6%
Commercial Services	5.0%
Computers	0.1%
Distribution/Wholesale	0.6%
Entertainment	1.5%
Food	4.0%
Household Products/Wares	0.1%
Internet	4.1%
Leisure Time	1.7%
Lodging	4.2%
Media	25.4%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	3.0%
Retail	46.6%
Software	0.8%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Financials

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.8%)
ACE, Ltd. (Insurance)	6,024	$313,308
Affiliated Managers Group, Inc * (Diversified Financial Services)	502	53,518
AFLAC, Inc. (Insurance)	9,538	430,450
Alexandria Real Estate Equities, Inc. (REIT)	502	47,856
Allstate Corp. (Insurance)	12,048	627,821
AMB Property Corp. (REIT)	1,506	81,731
Ambac Financial Group, Inc. (Insurance)	2,008	159,837
American Express Co. (Diversified Financial Services)	21,084	1,107,964
American International Group, Inc. (Insurance)	43,172	2,853,238
AmeriCredit Corp. * (Diversified Financial Services)	2,510	77,132
Ameriprise Financial, Inc. (Diversified Financial Services)	4,016	180,961
Amerus Group Co. (Insurance)	502	30,240
AmSouth Bancorp (Banks)	6,526	176,528
AON Corp. (Insurance)	5,020	208,380
Apartment Investment and Management Co. - Class A (REIT)	2,008	94,175
Archstone-Smith Trust (REIT)	4,016	195,860
Arden Realty Group, Inc. (REIT)	1,506	67,966
Arthur J. Gallagher & Co. (Insurance)	1,506	41,882
Associated Banc-Corp (Banks)	2,510	85,290
Assurant, Inc. (Insurance)	2,008	98,894
Astoria Financial Corp. (Savings & Loans)	2,008	62,168
Avalonbay Communities, Inc. (REIT)	1,506	164,305
Axis Capital Holdings, Ltd. (Insurance)	2,510	75,049
Bank of America Corp. (Banks)	88,352	4,023,549
Bank of Hawaii Corp. (Banks)	1,004	53,523
Bank of New York Co., Inc. (Banks)	14,558	524,670
BB&T Corp. (Banks)	10,040	393,568
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,008	278,510
BlackRock, Inc. – Class A (Diversified Financial Services)	502	70,280
Boston Properties, Inc. (REIT)	2,008	187,246
Brandywine Realty Trust (REIT)	1,506	47,831
BRE Properties, Inc. - Class A (REIT)	1,004	56,224
Brookfield Properties Corp. (Real Estate)	2,008	68,573
Brown & Brown, Inc. (Insurance)	2,008	66,666
Camden Property Trust (REIT)	1,004	72,338
Capital One Financial Corp. (Diversified Financial Services)	5,522	444,631
CapitalSource, Inc (Diversified Financial Services)	2,008	49,959
CarrAmerica Realty Corp. (REIT)	1,004	44,788

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	1,004	81,023
CBL & Associates Properties, Inc. (REIT)	1,004	42,620
Chicago Mercantile Exchange (Diversified Financial Services)	502	224,645
Chubb Corp. (Insurance)	4,016	383,287
Cincinnati Financial Corp. (Insurance)	3,012	126,715
CIT Group, Inc. (Diversified Financial Services)	4,016	214,936
Citigroup, Inc. (Diversified Financial Services)	95,380	4,505,751
City National Corp. (Banks)	1,004	77,097
Colonial Properties Trust (REIT)	1,004	50,331
Comerica, Inc. (Banks)	3,012	174,606
Commerce Bancorp, Inc. (Banks)	3,514	128,788
Commerce Bancshares, Inc. (Banks)	1,004	51,877
Compass Bancshares, Inc. (Banks)	2,510	127,031
Conseco, Inc. * (Insurance)	3,012	74,758
Countrywide Credit Industries, Inc. (Diversified Financial Services)	11,044	405,315
Crescent Real Estate Equities Co. (REIT)	2,008	42,309
Cullen/Frost Bankers, Inc. (Banks)	1,004	53,965
Developers Diversified Realty Corp. (REIT)	2,008	109,938
Duke-Weeks Realty Corp. (REIT)	2,510	95,255
E*TRADE Financial Corp. * (Diversified Financial Services)	8,032	216,703
East-West Bancorp, Inc. (Banks)	1,004	38,704
Eaton Vance Corp. (Diversified Financial Services)	2,510	68,724
Edwards (A.G.), Inc. (Diversified Financial Services)	1,506	75,089
Endurance Specialty Holdings, Ltd. (Insurance)	1,004	32,680
Equifax, Inc. (Commercial Services)	2,510	93,472
Equity Office Properties Trust (REIT)	7,530	252,857
Equity Residential Properties Trust (REIT)	5,522	258,373
Essex Property Trust, Inc. (REIT)	502	54,582
Everest Re Group, Ltd. (Insurance)	1,004	93,743
Fannie Mae (Diversified Financial Services)	18,072	928,901
Federal Realty Investment Trust (REIT)	1,004	75,501
Federated Investors, Inc. - Class B (Diversified Financial Services)	2,008	78,412
Fidelity National Financial, Inc. (Insurance)	3,012	107,016
Fifth Third Bancorp (Banks)	9,036	355,657
First American Financial Corp. (Insurance)	1,506	58,975
First Horizon National Corp. (Banks)	2,510	104,542
First Industrial Realty Trust, Inc. (REIT)	1,004	42,861
FirstMerit Corp. (Banks)	1,506	37,138
Forest City Enterprises, Inc. - Class A (Real Estate)	1,004	47,339
Franklin Resources, Inc. (Diversified Financial Services)	3,012	283,851

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Freddie Mac (Diversified Financial Services)	13,052	796,172
Fulton Financial Corp. (Banks)	3,012	51,806
General Growth Properties, Inc. (REIT)	4,016	196,262
Genworth Financial, Inc. - Class A (Diversified Financial Services)	8,534	285,292
Golden West Financial Corp. (Savings & Loans)	6,024	409,030
Hanover Insurance Group, Inc. (Insurance)	1,004	52,630
Hartford Financial Services Group, Inc. (Insurance)	5,522	444,797
HCC Insurance Holdings, Inc. (Insurance)	2,008	69,878
Health Care Property Investors, Inc. (REIT)	2,510	71,284
Health Care REIT, Inc. (REIT)	1,004	38,252
Healthcare Realty Trust, Inc. (REIT)	1,004	37,530
Highwoods Properties, Inc. (REIT)	1,004	33,865
Hospitality Properties Trust (REIT)	1,506	65,767
Host Marriott Corp. (REIT)	6,024	128,914
HRPT Properties Trust (REIT)	4,016	47,148
Hudson City Bancorp, Inc. (Savings & Loans)	11,546	153,446
Huntington Bancshares, Inc. (Banks)	4,518	109,019
Independence Community Bank Corp. (Savings & Loans)	1,506	62,770
IndyMac Bancorp, Inc. (Diversified Financial Services)	1,004	41,094
Investment Technology Group, Inc. * (Diversified Financial Services)	1,004	49,999
Investors Financial Services Corp. (Banks)	1,004	47,057
iStar Financial, Inc. (REIT)	2,008	76,866
J.P. Morgan Chase & Co. (Diversified Financial Services)	66,264	2,759,233
Janus Capital Group, Inc. (Diversified Financial Services)	4,518	104,682
Jefferies Group, Inc. (Diversified Financial Services)	1,004	58,734
Jefferson-Pilot Corp. (Insurance)	2,510	140,409
Jones Lang LaSalle, Inc. (Real Estate)	502	38,423
KeyCorp (Banks)	7,530	277,104
Kilroy Realty Corp. (REIT)	502	38,785
Kimco Realty Corp. (REIT)	4,016	163,210
KKR Financial Corp. (REIT)	1,506	33,780
Legg Mason, Inc. (Diversified Financial Services)	2,510	314,578
Liberty Property Trust (REIT)	1,506	71,023
Lincoln National Corp. (Insurance)	3,514	191,829
Loews Corp. (Insurance)	2,510	254,012
M&T Bank Corp. (Banks)	1,506	171,895
Mack-Cali Realty Corp. (REIT)	1,004	48,192
Marsh & McLennan Cos., Inc. (Insurance)	10,040	294,774
Marshall & Ilsley Corp. (Banks)	3,514	153,140
MBIA, Inc. (Insurance)	2,510	150,926
Mellon Financial Corp. (Banks)	8,032	285,939

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Mercantile Bankshares Corp. (Banks)	2,510	96,510
Merrill Lynch & Co., Inc. (Diversified Financial Services)	17,068	1,344,276
MetLife, Inc. (Insurance)	8,032	388,508
MGIC Investment Corp. (Insurance)	2,008	133,793
Mills Corp. (REIT)	1,004	28,112
Moneygram International, Inc. (Software)	1,506	46,264
Moody’s Corp. (Commercial Services)	4,518	322,857
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	18,574	1,166,819
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	1,506	60,300
National City Corp. (Banks)	10,542	367,916
Nationwide Financial Services (Insurance)	1,004	43,192
New Century Financial Corp. (REIT)	1,004	46,204
New Plan Excel Realty Trust, Inc. (REIT)	2,008	52,088
New York Community Bancorp (Savings & Loans)	4,518	79,155
North Fork Bancorp, Inc. (Banks)	8,534	246,035
Northern Trust Corp. (Banks)	3,514	184,485
Nuveen Investments—Class A (Diversified Financial Services)	1,506	72,514
Ohio Casualty Corp. (Insurance)	1,004	31,827
Old Republic International Corp. (Insurance)	4,016	87,629
Pan Pacific Retail Properties (REIT)	1,004	71,184
PartnerRe, Ltd. (Insurance)	1,004	62,338
People’s Bank (Savings & Loans)	1,004	32,881
Philadelphia Consolidated Holding Corp. * (Insurance)	1,004	34,277
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,514	129,772
PMI Group, Inc. (Insurance)	2,008	92,207
PNC Financial Services Group (Banks)	5,522	371,686
Popular, Inc. (Banks)	4,518	93,794
Post Properties, Inc. (REIT)	1,004	44,678
Principal Financial Group, Inc. (Insurance)	5,522	269,474
Progressive Corp. (Insurance)	3,514	366,370
Prologis (REIT)	4,518	241,713
Protective Life Corp. (Insurance)	1,004	49,939
Prudential Financial, Inc. (Insurance)	9,538	723,076
Public Storage, Inc. (REIT)	1,506	122,332
Radian Group, Inc. (Insurance)	1,506	90,737
Raymond James Financial Corp. (Diversified Financial Services)	1,506	44,517
Rayonier, Inc. (Forest Products & Paper)	1,506	68,659
Realty Income Corp. (REIT)	1,506	36,460
Reckson Associates Realty Corp. (REIT)	1,506	69,005
Regency Centers Corp. (REIT)	1,506	101,188
Regions Financial Corp. (Banks)	8,534	300,141
RenaissanceRe Holdings (Insurance)	1,506	65,692
SAFECO Corp. (Insurance)	2,510	126,027
Schwab (Diversified Financial Services)	20,080	345,577

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
SEI Investments Co. (Software)	1,506	61,039
Shurgard Storage Centers, Inc. - Class A (REIT)	1,004	66,897
Simon Property Group, Inc. (REIT)	4,016	337,905
Sky Financial Group, Inc. (Banks)	2,008	53,212
SL Green Realty Corp. (REIT)	1,004	101,906
SLM Corp. (Diversified Financial Services)	8,032	417,182
South Financial Group, Inc. (Banks)	1,506	39,382
Sovereign Bancorp, Inc. (Savings & Loans)	7,028	153,983
St. Joe Co. (Real Estate)	1,506	94,637
St. Paul Cos., Inc. (Insurance)	13,052	545,443
StanCorp Financial Group, Inc. (Insurance)	1,004	54,326
State Street Corp. (Banks)	6,024	364,030
SunTrust Banks, Inc. (Banks)	7,028	511,357
SVB Financial Group * (Banks)	502	26,631
Synovus Financial Corp. (Banks)	5,020	135,992
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,510	196,307
Taubman Centers, Inc. (REIT)	1,004	41,837
TCF Financial Corp. (Banks)	2,510	64,633
TD Ameritrade Holding Corp. * (Diversified Financial Services)	6,024	125,721
TD Banknorth, Inc. (Banks)	2,008	58,935
The Colonial BancGroup, Inc. (Banks)	3,012	75,300
The Goldman Sachs Group, Inc. (Diversified Financial Services)	7,028	1,103,115
The Macerich Co. (REIT)	1,506	111,369
Thornburg Mortgage Asset Corp. (REIT)	2,008	54,336
Torchmark Corp. (Insurance)	2,008	114,657
Trizec Properties, Inc. (REIT)	1,506	38,749
U.S. Bancorp (Banks)	34,136	1,041,148
UnionBanCal Corp. (Banks)	1,004	70,441
United Dominion Realty Trust, Inc. (REIT)	2,510	71,635
Unitrin, Inc. (Insurance)	1,004	46,696
UnumProvident Corp. (Insurance)	5,522	113,091
Valley National Bancorp (Banks)	2,008	51,445
Ventas, Inc. (REIT)	2,008	66,625
Vornado Realty Trust (REIT)	2,510	240,960
W.R. Berkley Corp. (Insurance)	2,008	116,584
Wachovia Corp. (Banks)	30,622	1,716,363
Washington Federal, Inc. (Savings & Loans)	1,506	36,445
Washington Mutual, Inc. (Savings & Loans)	18,574	791,625
Webster Financial Corp. (Banks)	1,004	48,654
Weingarten Realty Investors (REIT)	1,506	61,370
Wells Fargo & Co. (Banks)	31,626	2,019,952
Whitney Holding Corp. (Banks)	1,004	35,602
Willis Group Holdings, Ltd. (Insurance)	2,510	85,993
Wilmington Trust Corp. (Banks)	1,506	65,285
XL Capital, Ltd. - Class A (Insurance)	3,514	225,283
Zions Bancorp (Banks)	2,008	166,122

TOTAL COMMON STOCKS (Cost $45,878,323)		53,484,230

TOTAL INVESTMENT SECURITIES (Cost $45,878,323) - 99.8% of net assets		$53,484,230

See accompanying notes to the Schedules of Portfolio Investments.

Percentages indicated are based on net assets of $53,591,125.

*	Non-income producing security
REIT	Real Estate Investment Trust

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Banks	29.3%
Commercial Services	0.8%
Diversified Financial Services	34.6%
Forest Products & Paper	0.4%
Insurance	21.0%
Real Estate	0.6%
Real Estate Investment Trust	9.6%
Savings & Loans	3.3%
Software	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Health Care

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.9%)
Abbott Laboratories (Pharmaceuticals)	32,670	$1,387,495
Abgenix, Inc. * (Pharmaceuticals)	1,790	40,275
Advanced Medical Optics, Inc. * (Healthcare - Products)	1,452	67,721
Aetna, Inc. (Healthcare - Services)	12,342	606,486
Affymetrix, Inc. * (Biotechnology)	1,452	47,814
Albany Molecular Research, Inc. * (Commercial Services)	363	3,688
Alcon, Inc. (Healthcare - Products)	1,815	189,232
Alexion Pharmaceuticals, Inc. * (Biotechnology)	726	25,715
Alkermes, Inc. * (Pharmaceuticals)	1,815	40,021
Allergan, Inc. (Pharmaceuticals)	3,267	354,470
Alpharma, Inc. (Pharmaceuticals)	726	19,471
American Medical Systems Holdings, Inc. * (Healthcare - Products)	1,452	32,670
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	363	10,342
AMERIGROUP Corp. * (Healthcare - Services)	1,089	22,913
Amgen, Inc. * (Biotechnology)	26,499	1,927,803
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	2,178	106,613
Applera Corp. - Applied Biosystems Group (Electronics)	3,993	108,370
Applera Corp. - Celera Genomics Group * (Biotechnology)	1,452	16,974
Apria Healthcare Group, Inc. * (Healthcare - Services)	1,089	25,025
ArthroCare Corp. * (Healthcare - Products)	363	17,359
Bard (C.R.), Inc. (Healthcare - Products)	2,178	147,690
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	2,178	137,170
Bausch & Lomb, Inc. (Healthcare - Products)	1,089	69,369
Baxter International, Inc. (Healthcare - Products)	13,068	507,169
Beckman Coulter, Inc. (Healthcare - Products)	1,452	79,236
Becton, Dickinson & Co. (Healthcare - Products)	5,082	312,950
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	363	22,633
Biogen Idec, Inc. * (Biotechnology)	7,260	341,946
Biomet, Inc. (Healthcare - Products)	5,082	180,513
Biosite Diagnostics, Inc. * (Healthcare - Products)	363	18,851
Boston Scientific Corp. * (Healthcare - Products)	12,705	292,850
Bristol-Myers Squibb Co. (Pharmaceuticals)	41,745	1,027,344

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Caremark Rx, Inc. * (Pharmaceuticals)	9,438	464,161
Celgene Corp. * (Biotechnology)	7,260	321,037
Cell Genesys, Inc. * (Biotechnology)	1,089	8,690
Cell Therapeutics, Inc. * (Pharmaceuticals)	1,452	2,773
Centene Corp. * (Healthcare - Services)	726	21,177
Cephalon, Inc. * (Pharmaceuticals)	1,089	65,612
Charles River Laboratories International, Inc. * (Biotechnology)	1,452	71,177
Chiron Corp. * (Biotechnology)	2,178	99,774
CIGNA Corp. (Insurance)	2,541	331,905
Community Health Systems, Inc. * (Healthcare - Services)	1,815	65,612
Cooper Cos., Inc. (Healthcare - Products)	1,089	58,839
Covance, Inc. * (Healthcare - Services)	1,452	85,305
Coventry Health Care, Inc. * (Healthcare - Services)	3,630	195,947
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,089	25,014
CuraGen Corp. * (Biotechnology)	1,089	5,456
CV Therapeutics, Inc. * (Pharmaceuticals)	1,089	24,045
Cyberonics, Inc. * (Healthcare - Products)	363	9,355
CYTYC Corp. * (Healthcare - Products)	2,541	71,605
Dade Behring Holdings, Inc. (Healthcare - Products)	1,815	64,814
Datascope Corp. (Healthcare - Products)	363	14,360
DaVita, Inc. * (Healthcare - Services)	2,178	131,137
Delta & Pine Land Co. (Agriculture)	726	21,896
DENTSPLY International, Inc. (Healthcare - Products)	1,452	84,434
Diagnostic Products Corp. (Healthcare - Products)	363	17,290
Edwards Lifesciences Corp. * (Healthcare - Products)	1,452	63,162
Eli Lilly & Co. (Pharmaceuticals)	20,691	1,144,212
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	2,541	83,370
Enzo Biochem, Inc. * (Biotechnology)	726	9,801
Enzon, Inc. * (Biotechnology)	1,089	8,821
eResearch Technology, Inc. * (Internet)	726	10,447
Express Scripts, Inc * (Pharmaceuticals)	2,541	223,354
Fisher Scientific International, Inc. * (Electronics)	2,541	172,915
Forest Laboratories, Inc. * (Pharmaceuticals)	6,897	307,813
Gen-Probe, Inc. * (Healthcare - Products)	1,089	60,026
Genentech, Inc. * (Biotechnology)	9,801	828,284
Genzyme Corp. * (Biotechnology)	5,445	366,013
Gilead Sciences, Inc. * (Pharmaceuticals)	9,801	609,818

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Guidant Corp. (Healthcare - Products)	7,260	566,715
Haemonetics Corp. * (Healthcare - Products)	363	18,430
HCA, Inc. (Healthcare - Services)	8,712	398,922
Health Management Associates, Inc. - Class A (Healthcare - Services)	5,082	109,619
Health Net, Inc. * (Healthcare - Services)	2,541	129,134
Healthways, Inc. * (Healthcare - Services)	726	36,982
Henry Schein, Inc. * (Healthcare - Products)	1,815	86,866
Hillenbrand Industries, Inc. (Healthcare - Products)	1,089	59,884
Hologic, Inc. * (Healthcare - Products)	1,089	60,276
Hospira, Inc. * (Pharmaceuticals)	3,267	128,916
Human Genome Sciences, Inc. * (Biotechnology)	2,904	31,566
Humana, Inc. * (Healthcare - Services)	3,267	172,008
ICOS Corp. * (Biotechnology)	1,089	24,012
IDEXX Laboratories, Inc. * (Healthcare - Products)	726	62,697
ImClone Systems, Inc. * (Pharmaceuticals)	1,452	49,397
Immucor, Inc. * (Healthcare - Products)	1,089	31,243
Incyte Genomics, Inc. * (Biotechnology)	1,815	10,926
InterMune, Inc. * (Biotechnology)	363	6,730
Intuitive Surgical, Inc. * (Healthcare - Products)	726	85,668
Invacare Corp. (Healthcare - Products)	726	22,550
Invitrogen Corp. * (Biotechnology)	1,089	76,372
Johnson & Johnson (Healthcare - Products)	63,525	3,761,950
Kinetic Concepts, Inc. * (Healthcare - Products)	1,089	44,834
King Pharmaceuticals, Inc. * (Pharmaceuticals)	5,082	87,665
Kyphon, Inc. * (Healthcare - Products)	726	27,007
Laboratory Corp. of America Holdings * (Healthcare - Services)	2,904	169,826
LifePoint Hospitals, Inc. * (Healthcare - Services)	1,089	33,868
Lincare Holdings, Inc. * (Healthcare - Services)	2,178	84,855
Manor Care, Inc. (Healthcare - Services)	1,815	80,495
Medarex, Inc. * (Pharmaceuticals)	2,541	33,592
Medco Health Solutions, Inc. * (Pharmaceuticals)	6,534	373,875
Medicis Pharmaceutical Corp. (Pharmaceuticals)	1,089	35,501
MedImmune, Inc. * (Biotechnology)	5,445	199,178
Medtronic, Inc. (Healthcare - Products)	25,773	1,307,979
Mentor Corp. (Healthcare - Products)	726	32,895
Merck & Co., Inc. (Pharmaceuticals)	47,190	1,662,504
MGI Pharma, Inc. * (Pharmaceuticals)	1,815	31,763
Millennium Pharmaceuticals, Inc. * (Biotechnology)	6,534	66,059

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Millipore Corp. * (Biotechnology)	1,089	79,562
Molecular Devices Corp. * (Electronics)	363	12,037
Mylan Laboratories, Inc. (Pharmaceuticals)	4,719	110,425
Myriad Genetics, Inc. * (Biotechnology)	726	18,941
Nabi Biopharmaceuticals * (Pharmaceuticals)	1,089	6,142
Nektar Therapeutics * (Biotechnology)	1,815	36,990
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	726	46,856
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	363	6,538
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	1,089	9,300
Odyssey Healthcare, Inc. * (Healthcare - Services)	726	12,494
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	726	19,065
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,089	34,957
Owens & Minor, Inc. (Distribution/Wholesale)	726	23,791
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	726	20,459
PAREXEL International Corp. * (Commercial Services)	726	19,195
Patterson Cos., Inc. * (Healthcare - Products)	2,541	89,443
PDL BioPharma, Inc. * (Biotechnology)	2,541	83,345
Pediatrix Medical Group, Inc. * (Healthcare - Services)	363	37,258
Perrigo Co. (Pharmaceuticals)	1,815	29,603
Pfizer, Inc. (Pharmaceuticals)	158,631	3,953,086
Pharmaceutical Product Development, Inc. (Commercial Services)	2,178	75,381
PolyMedica Corp. (Healthcare - Products)	363	15,377
PSS World Medical, Inc. * (Healthcare - Products)	1,452	28,009
Psychiatric Solutions, Inc. * (Healthcare - Services)	1,089	36,079
Quest Diagnostics, Inc. (Healthcare - Services)	3,267	167,597
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	726	12,073
ResMed, Inc. * (Healthcare - Products)	1,452	63,859
Respironics, Inc. * (Healthcare - Products)	1,452	56,497
Savient Pharmaceuticals, Inc. * (Biotechnology)	1,452	7,739
Schering-Plough Corp. (Pharmaceuticals)	31,581	599,723
Sepracor, Inc. * (Pharmaceuticals)	2,178	106,308
Sierra Health Services, Inc. * (Healthcare - Services)	1,089	44,322

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
St. Jude Medical, Inc. * (Healthcare - Products)	7,986	327,426
STERIS Corp. (Healthcare - Products)	1,452	35,835
Stryker Corp. (Healthcare - Products)	5,808	257,527
Sunrise Assisted Living, Inc. * (Healthcare - Services)	726	28,292
Sybron Dental Special, Inc. * (Healthcare - Products)	726	29,940
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	363	5,060
Techne Corp. * (Healthcare - Products)	726	43,662
Telik, Inc. * (Biotechnology)	1,089	21,083
Tenet Healthcare Corp. * (Healthcare - Services)	10,164	75,010
The Medicines Co. * (Pharmaceuticals)	1,089	22,401
Thermo Electron Corp. * (Electronics)	3,267	121,173
Triad Hospitals, Inc. * (Healthcare - Services)	1,815	76,049
Trimeris, Inc. * (Pharmaceuticals)	363	4,904
United Surgical Partners International, Inc. * (Healthcare - Services)	1,089	38,561
United Therapeutics Corp. * (Pharmaceuticals)	363	24,060
UnitedHealth Group, Inc. (Healthcare - Services)	29,040	1,622,175
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,089	55,310
Valeant Pharmaceuticals International (Pharmaceuticals)	1,815	28,768
Varian Medical Systems, Inc. * (Healthcare - Products)	2,904	163,089
Varian, Inc. * (Electronics)	726	29,897
Ventana Medical Systems, Inc. * (Healthcare - Products)	726	30,325
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,178	79,693
Viasys Healthcare, Inc. * (Healthcare - Products)	726	21,838
Waters Corp. * (Electronics)	2,541	109,644
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	2,541	73,028
WellPoint, Inc. * (Healthcare - Services)	14,157	1,096,178
Wyeth (Pharmaceuticals)	28,314	1,373,795
Zimmer Holdings, Inc. * (Healthcare - Products)	5,445	368,082

TOTAL COMMON STOCKS (Cost $26,239,665)		36,565,644

TOTAL INVESTMENT SECURITIES (Cost $26,239,665) - 99.9% of net assets		$36,565,644

Percentages indicated are based on net assets of $36,613,010.

See accompanying notes to the Schedules of Portfolio Investments.

*	Non-income producing security

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Agriculture	0.1%
Biotechnology	13.3%
Commercial Services	0.3%
Distribution/Wholesale	0.1%
Electronics	1.5%
Healthcare-Products	27.5%
Healthcare-Services	15.5%
Insurance	0.9%
Internet	NM
Pharmaceuticals	40.7%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Industrials

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (100.3%)
3M Co. (Miscellaneous Manufacturing)	12,464	$943,400
AAR Corp. * (Aerospace/Defense)	608	17,316
Accenture, Ltd. - Class A (Commercial Services)	10,032	301,663
Acuity Brands, Inc. (Miscellaneous Manufacturing)	912	36,480
Acxiom Corp. (Software)	1,216	31,421
Aeroflex, Inc. * (Telecommunications)	1,216	16,696
Affiliated Computer Services, Inc. - Class A * (Computers)	2,128	126,957
AGCO Corp. * (Machinery-Diversified)	1,520	31,525
Agilent Technologies, Inc. * (Electronics)	7,600	285,379
Albany International Corp. - Class A (Machinery-Diversified)	608	23,159
Alexander & Baldwin, Inc. (Transportation)	912	43,484
Alliance Data Systems Corp. * (Commercial Services)	1,216	56,872
Alliant Techsystems, Inc. * (Aerospace/Defense)	608	46,919
Allied Waste Industries, Inc. * (Environmental Control)	3,648	44,652
American Standard Cos. (Building Materials)	3,040	130,294
Ametek, Inc. (Electrical Components & Equipment)	1,216	54,671
Amphenol Corp. - Class A (Electronics)	1,520	79,314
Anixter International, Inc. (Telecommunications)	608	29,049
AptarGroup, Inc. (Miscellaneous Manufacturing)	608	33,592
Arkansas Best Corp. (Transportation)	304	11,892
Armor Holdings, Inc. * (Aerospace/Defense)	608	35,440
Arrow Electronics, Inc. * (Electronics)	2,128	68,671
Automatic Data Processing, Inc. (Software)	10,336	472,149
Avnet, Inc. * (Electronics)	2,736	69,440
Ball Corp. (Packaging & Containers)	1,824	79,946
Banta Corp. (Commercial Services)	304	15,802
BE Aerospace, Inc. * (Aerospace/Defense)	1,216	30,546
BearingPoint, Inc. * (Commercial Services)	3,344	28,391
Belden, Inc. (Electrical Components & Equipment)	912	24,834
Bemis Co., Inc. (Packaging & Containers)	1,824	57,602
Benchmark Electronics, Inc. * (Electronics)	608	23,317
Boeing Co. (Aerospace/Defense)	12,768	995,011
Burlington Northern Santa Fe Corp. (Transportation)	6,688	557,312

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
C.H. Robinson Worldwide, Inc. (Transportation)	3,040	149,234
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	608	49,734
Caterpillar, Inc. (Machinery - Construction & Mining)	11,856	851,379
Ceradyne, Inc. * (Miscellaneous Manufacturing)	304	15,170
Ceridian Corp. * (Computers)	2,736	69,631
CheckFree Corp. * (Internet)	1,216	61,408
Checkpoint Systems, Inc. * (Electronics)	608	16,343
Choicepoint, Inc. * (Commercial Services)	1,520	68,020
Clarcor, Inc. (Miscellaneous Manufacturing)	912	32,467
CNF, Inc. (Transportation)	912	45,545
Cognex Corp. (Machinery-Diversified)	912	27,032
Coherent, Inc. * (Electronics)	608	21,347
Commscope, Inc. * (Telecommunications)	912	26,038
Convergys Corp. * (Commercial Services)	2,432	44,287
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,520	132,088
Corrections Corp. of America * (Commercial Services)	608	27,482
Crane Co. (Miscellaneous Manufacturing)	912	37,401
Crown Holdings, Inc. * (Packaging & Containers)	3,040	53,930
CSX Corp. (Transportation)	3,952	236,330
Cummins, Inc. (Machinery-Diversified)	608	63,901
Curtiss-Wright Corp. (Aerospace/Defense)	304	20,125
Danaher Corp. (Miscellaneous Manufacturing)	4,560	289,788
Deere & Co. (Machinery-Diversified)	4,256	336,436
Deluxe Corp. (Commercial Services)	912	23,867
Dionex Corp. * (Electronics)	304	18,690
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,216	41,089
Dover Corp. (Miscellaneous Manufacturing)	3,648	177,147
DRS Technologies, Inc. (Aerospace/Defense)	608	33,361
Eagle Materials, Inc. - Class A (Building Materials)	608	38,766
Eagle Materials, Inc. - Class B (Building Materials)	304	19,392
Eaton Corp. (Miscellaneous	2,736	199,646
Manufacturing)eFunds Corp. * (Software)	912	23,566
EGL, Inc. * (Transportation)	608	27,360
EMCOR Group, Inc. * (Engineering & Construction)	608	30,193
Emdeon Corp. * (Internet)	4,864	52,531
Emerson Electric Co. (Electrical Components & Equipment)	7,296	610,165
Energy Conversion Devices * (Electric and electronic equipment)	608	29,901

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	304	15,398
Esterline Technologies Corp. * (Aerospace/Defense)	304	12,996
Expeditors International of Washington, Inc. (Transportation)	1,824	157,575
FedEx Corp. (Transportation)	5,168	583,675
Fidelity National Information Services, Inc (Software)	1,520	61,636
First Data Corp. (Software)	13,680	640,499
Fiserv, Inc. * (Software)	3,344	142,287
Flextronics International, Ltd. * (Electronics)	10,032	103,831
FLIR Systems, Inc. * (Electronics)	1,216	34,547
Florida Rock Industries, Inc. (Building Materials)	912	51,273
Flowserve Corp. * (Machinery-Diversified)	912	53,206
Fluor Corp. (Engineering & Construction)	1,520	130,417
Fortune Brands, Inc. (Household Products/Wares)	2,736	220,604
Foster Wheeler, Ltd. * (Engineering & Construction)	1,216	57,529
FTI Consulting, Inc. * (Commercial Services)	608	17,346
Gardner Denver, Inc. * (Machinery-Diversified)	608	39,642
GATX Corp. (Trucking & Leasing)	912	37,656
General Cable Corp. * (Electrical Components & Equipment)	912	27,661
General Dynamics Corp. (Aerospace/Defense)	6,080	388,998
General Electric Co. (Miscellaneous Manufacturing)	189,088	6,576,480
General Maritime Corp. (Transportation)	608	20,271
Global Payments, Inc. (Software)	1,520	80,575
Goodrich Corp. (Aerospace/Defense)	2,128	92,802
Graco, Inc. (Machinery-Diversified)	1,216	55,243
Granite Construction, Inc. (Engineering & Construction)	608	29,597
Harland (John H.) Co. (Household Products/Wares)	608	23,894
Harsco Corp. (Miscellaneous Manufacturing)	608	50,233
Hewitt Associates, Inc. * (Commercial Services)	912	27,123
Hexcel Corp. * (Aerospace/Defense Equipment)	1,216	26,716
Honeywell International, Inc. (Miscellaneous Manufacturing)	13,680	585,094
Hubbell, Inc. - Class B (Electrical Components & Equipment)	912	46,749
IDEX Corp. (Machinery-Diversified)	912	47,579
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,560	439,174
IMS Health, Inc. (Software)	4,256	109,677
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	5,776	241,379
Iron Mountain, Inc. * (Commercial Services)	2,128	86,695

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
ITT Industries, Inc. (Miscellaneous Manufacturing)	3,344	188,000
J.B. Hunt Transport Services, Inc. (Transportation)	2,128	45,837
Jabil Circuit, Inc. * (Electronics)	3,040	130,294
Jacobs Engineering Group, Inc. * (Engineering & Construction)	912	79,107
Jarden Corp. * (Household Products/Wares)	912	29,959
JLG Industries, Inc. (Machinery - Construction & Mining)	1,824	56,161
Joy Global, Inc. (Machinery - Construction & Mining)	2,128	127,191
Kansas City Southern Industries, Inc. * (Transportation)	1,216	30,035
Kaydon Corp. (Metal Fabricate/Hardware)	608	24,539
Kennametal, Inc. (Hand/Machine Tools)	608	37,173
L-3 Communications Holdings, Inc. (Aerospace/Defense)	2,128	182,561
Labor Ready, Inc. * (Commercial Services)	912	21,842
Lafarge Corp. (Building Materials)	608	51,072
Landstar System, Inc. (Transportation)	912	40,237
Lennox International, Inc. (Building Materials)	1,216	36,310
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	608	32,826
Lockheed Martin Corp. (Aerospace/Defense)	6,080	456,791
Louisiana-Pacific Corp. (Forest Products & Paper)	1,824	49,613
Manitowoc Co. (Machinery-Diversified)	608	55,419
Manpower, Inc. (Commercial Services)	1,520	86,914
Martin Marietta Materials (Building Materials)	912	97,611
Masco Corp. (Building Materials)	7,904	256,801
MDU Resources Group, Inc. (Electric)	1,824	61,013
MeadWestvaco Corp. (Forest Products & Paper)	3,344	91,325
Mettler Toledo International, Inc * (Electrical Components & Equipment)	608	36,687
Mine Safety Appliances Co. (Environmental Control)	608	25,536
Molex, Inc. (Electrical Components & Equipment)	912	30,278
Molex, Inc., Class A (Electrical Components & Equipment)	1,520	45,174
Monster Worldwide, Inc. * (Internet)	1,824	90,945
MPS Group, Inc. * (Commercial Services)	1,824	27,907
MSC Industrial Direct Co. - Class A (Retail)	912	49,266
Mueller Industries, Inc. (Metal Fabricate/Hardware)	608	21,700
National Instruments Corp. (Computers)	912	29,749
Navigant Consulting Co. * (Commercial Services)	912	19,471
Navistar International Corp. * (Auto Manufacturers)	1,216	33,537

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Nordson Corp. (Machinery-Diversified)	608	30,315
Norfolk Southern Corp. (Transportation)	7,296	394,495
Northrop Grumman Corp. (Aerospace/Defense)	5,776	394,443
OMI Corp. (Transportation)	1,216	21,912
Oshkosh Truck Corp. (Auto Manufacturers)	1,216	75,684
Overseas Shipholding Group, Inc. (Transportation)	608	29,141
Owens-Illinois, Inc. * (Packaging & Containers)	2,432	42,244
PACCAR, Inc. (Auto Manufacturers)	3,040	214,259
Packaging Corp. of America (Packaging & Containers)	1,520	34,109
Pactiv Corp. * (Packaging & Containers)	2,432	59,681
Pall Corp. (Miscellaneous Manufacturing)	2,128	66,372
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,128	171,538
Paychex, Inc. (Commercial Services)	6,080	253,293
PerkinElmer, Inc. (Electronics)	2,128	49,944
PHH Corp. * (Commercial Services)	912	24,350
Plexus Corp. * (Electronics)	912	34,264
Powerwave Technologies, Inc. * (Telecommunications)	1,824	24,606
Precision Castparts Corp. (Metal Fabricate/Hardware)	2,432	144,460
Quanex Corp. (Metal Fabricate/Hardware)	304	20,256
Quanta Services, Inc. * (Commercial Services)	1,824	29,220
R.R. Donnelley & Sons Co. (Commercial Services)	3,952	129,309
Raytheon Co. (Aerospace/Defense)	7,904	362,319
Regal-Beloit Corp. (Hand/Machine Tools)	608	25,700
Republic Services, Inc. (Environmental Control)	2,128	90,461
Resources Connection, Inc. * (Commercial Services)	912	22,718
Robert Half International, Inc. (Commercial Services)	3,040	117,374
Rockwell Collins, Inc. (Aerospace/Defense)	3,040	171,304
Rockwell International Corp. (Machinery-Diversified)	2,736	196,745
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,520	73,918
Ryder System, Inc. (Transportation)	1,216	54,452
Sanmina-SCI Corp. * (Electronics)	9,424	38,638
Sealed Air Corp. (Packaging & Containers)	1,520	87,962
Shaw Group, Inc. * (Engineering & Construction)	1,216	36,966
Sherwin-Williams Co. (Chemicals)	2,128	105,208
Simpson Manufacturing Co., Inc. (Building Materials)	608	26,326
Smurfit-Stone Container Corp. * (Packaging & Containers)	4,560	61,879

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Solectron Corp. * (Electronics)	16,416	65,664
Sonoco Products Co. (Packaging & Containers)	1,824	61,779
SPX Corp. (Miscellaneous Manufacturing)	1,216	64,959
Stericycle, Inc. * (Environmental Control)	912	61,669
Swift Transportation Co., Inc. * (Transportation)	912	19,818
Symbol Technologies, Inc. (Electronics)	4,256	45,028
Tektronix, Inc. (Electronics)	1,520	54,279
Teleflex, Inc. (Miscellaneous Manufacturing)	608	43,551
Temple-Inland, Inc. (Forest Products & Paper)	2,128	94,802
Terex Corp. * (Machinery - Construction & Mining)	912	72,267
Tetra Tech, Inc. * (Environmental Control)	912	17,410
Texas Industries, Inc. (Building Materials)	304	18,389
Textron, Inc. (Miscellaneous Manufacturing)	2,128	198,734
The Brink’s Co. (Miscellaneous Manufacturing)	912	46,293
The Corporate Executive Board Co. (Commercial Services)	608	61,347
Thomas & Betts Corp. * (Electronics)	1,216	62,478
Timken Co. (Metal Fabricate/Hardware)	1,520	49,050
Toro Co. (Housewares)	912	43,548
Trimble Navigation, Ltd. * (Electronics)	912	41,086
Trinity Industries, Inc. (Miscellaneous Manufacturing)	912	49,604
Tyco International, Ltd. (Miscellaneous Manufacturing)	36,176	972,410
Union Pacific Corp. (Transportation)	4,864	454,055
United Parcel Service, Inc. - Class B (Transportation)	11,248	892,867
United Rentals, Inc. * (Commercial Services)	1,216	41,952
United Technologies Corp. (Aerospace/Defense)	16,720	969,259
URS Corp. * (Engineering & Construction)	912	36,708
USG CORP. * (Building Materials)	608	57,736
UTI Worldwide, Inc. (Transportation)	912	28,819
Vishay Intertechnology, Inc. * (Electronics)	3,040	43,290
Vulcan Materials Co. (Building Materials)	1,520	131,708
W.W. Grainger, Inc.	1,520	114,532
(Distribution/Wholesale) Wabtec Corp. (Machinery-Diversified)	912	29,731
Walter Industries, Inc. (Holding Companies - Diversified)	608	40,505
Washington Group International, Inc. (Engineering & Construction)	608	34,893
Waste Connections, Inc. * (Environmental Control)	912	36,307

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Waste Management, Inc. (Environmental Control)	9,728	343,398
Watsco, Inc. (Distribution/Wholesale)	304	21,599
Werner Enterprises, Inc. (Transportation)	912	16,753
WESCO International, Inc. * (Distribution/Wholesale)	912	62,025
YRC Worldwide, Inc. * (Transportation)	912	34,711

TOTAL COMMON STOCKS (Cost $28,768,791)		32,049,802

	Principal Amount
Repurchase Agreements (0.1%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $39,014 (Collateralized by $42,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $40,602)	$39,000	39,000

TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000

TOTAL INVESTMENT SECURITIES (Cost $28,807,791) - 100.4% of net assets		$32,088,802

Percentages indicated are based on net assets of $31,952,546.

*	Non-income producing security

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Aerospace/Defense	13.2%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	1.0%
Building Materials	2.9%
Chemicals	0.3%
Commercial Services	4.8%
Computers	0.7%
Distribution/Wholesale	0.6%
Electric	0.2%
Electric & Electronic Equipment	0.1%
Electrical Components & Equipment	2.7%
Electronics	4.0%
Engineering & Construction	1.4%
Environmental Control	1.9%
Forest Products & Paper	0.7%
Hand/Machine Tools	0.3%
Holding Companies	0.1%
Household Products/Wares	0.9%
Housewares	0.1%
Internet	0.6%
Machinery-Construction & Mining	3.5%
Machinery-Diversified	3.1%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	36.9%
Packaging & Containers	1.7%
Retail	0.2%
Software	4.9%
Telecommunications	0.3%
Transportation	12.2%
Trucking & Leasing	0.1%
Other**	0.1%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Internet

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.4%)
Agile Software Corp. * (Internet)	4,884	$37,265
Akamai Technologies, Inc. * (Internet)	14,948	491,640
Allscripts Healthcare Solution * (Software)	3,996	73,167
Amazon.com, Inc. * (Internet)	29,600	1,080,696
aQuantive, Inc. * (Internet)	6,512	153,292
Ariba, Inc. * (Internet)	7,252	70,925
Audible, Inc. * (Internet)	1,924	20,221
Autobytel, Inc. * (Internet)	4,144	19,974
BEA Systems, Inc. * (Software)	43,808	575,199
Check Point Software Technologies, Ltd. * (Internet)	17,908	358,518
CheckFree Corp. * (Internet)	7,548	381,174
CMGI, Inc. * (Internet)	45,140	66,807
CNET Networks, Inc. * (Internet)	13,616	193,483
Digital Insight Corp. * (Internet)	3,256	118,518
Digital River, Inc. * (Internet)	3,404	148,448
E*TRADE Financial Corp. * (Diversified Financial Services)	41,292	1,114,059
EarthLink, Inc. * (Internet)	12,728	121,552
eBay, Inc. * (Internet)	32,264	1,260,232
Emdeon Corp. * (Internet)	27,676	298,901
Google Inc. * (Internet)	3,700	1,443,000
IAC/InterActiveCorp * (Internet)	21,372	629,833
Infospace, Inc. * (Internet)	2,812	78,595
Internet Security Systems, Inc. * (Internet)	3,700	88,726
Interwoven, Inc. * (Internet)	3,848	34,594
J2 Global Communications, Inc. * (Internet)	2,368	111,296
Jupitermedia Corp. * (Internet)	2,072	37,255
Monster Worldwide, Inc. * (Internet)	10,656	531,308
PRICELINE.COM, Inc. * (Internet)	2,368	58,821
RealNetworks, Inc. * (Internet)	11,100	91,575
Sapient Corp. * (Internet)	7,992	60,979
TD Ameritrade Holding Corp * (Diversified Financial Services)	29,828	622,510
Tibco Software, Inc. * (Internet)	19,684	164,558
United Online, Inc. (Internet)	6,216	79,938
ValueClick, Inc. * (Internet)	9,916	167,779
VeriSign, Inc. * (Internet)	25,308	607,139
Vignette Corp. * (Internet)	2,960	43,660
webMethods, Inc. * (Internet)	5,328	44,862
Websense, Inc. * (Internet)	4,736	130,619
Yahoo!, Inc. * (Internet)	41,440	1,336,854

TOTAL COMMON STOCKS (Cost $7,764,758)		12,947,972

TOTAL INVESTMENTS SECURITIES (Cost $7,764,758) - 99.4% of net assets		$12,947,972

Percentages indicated are based on net assets of $13,025,596.

*	Non-income producing security

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Diversified Financial Services	13.3%
Internet	81.1%
Software	5.0%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Oil & Gas

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (96.6%)
Amerada Hess Corp. (Oil & Gas)	11,099	$1,580,498
Anadarko Petroleum Corp. (Oil & Gas)	28,252	2,853,735
Apache Corp. (Oil & Gas)	42,378	2,776,183
Atwood Oceanics, Inc. * (Oil & Gas)	2,018	203,838
Baker Hughes, Inc. (Oil & Gas Services)	43,387	2,967,671
Berry Petroleum Co. - Class A (Oil & Gas)	2,018	138,132
BJ Services Co. (Oil & Gas Services)	41,369	1,431,367
Bristow Group, Inc. * (Transportation)	3,027	93,534
Burlington Resources, Inc. (Oil & Gas)	48,432	4,451,385
Cabot Oil & Gas Corp. (Oil & Gas)	6,054	290,168
Cheniere Energy, Inc. * (Oil & Gas)	6,054	245,611
Chesapeake Energy Corp. (Oil & Gas)	46,414	1,457,864
ChevronTexaco Corp. (Oil & Gas)	287,565	16,670,143
Cimarex Energy Co. (Oil & Gas)	10,090	436,493
Comstock Resources, Inc. * (Oil & Gas)	5,045	149,786
ConocoPhillips (Oil & Gas)	162,449	10,258,654
Cooper Cameron Corp. * (Oil & Gas Services)	14,126	622,674
Core Laboratories N.V. * (Oil & Gas Services)	3,027	143,934
Denbury Resources, Inc. * (Oil & Gas)	14,126	447,370
Devon Energy Corp. (Oil & Gas)	53,477	3,271,188
Diamond Offshore Drilling, Inc. (Oil & Gas)	8,072	722,444
Dynegy, Inc. - Class A * (Pipelines)	34,306	164,669
El Paso Corp. (Pipelines)	84,756	1,021,310
Encore Acquisition Co. * (Oil & Gas)	6,054	187,674
Ensco International, Inc. (Oil & Gas)	19,171	986,348
EOG Resources, Inc. (Oil & Gas)	31,279	2,252,088
Exxon Mobil Corp. (Oil & Gas)	678,957	41,321,324
FMC Technologies, Inc. * (Oil & Gas Services)	9,081	465,129
Forest Oil Corp. * (Oil & Gas)	7,063	262,602
Frontier Oil Corp. (Oil & Gas)	7,063	419,189
Global Industries, Ltd. * (Oil & Gas Services)	11,099	160,825
GlobalSantaFe Corp. (Oil & Gas)	31,279	1,900,199
Grant Prideco, Inc. * (Oil & Gas Services)	16,144	691,609
Grey Wolf, Inc. * (Oil & Gas)	24,216	180,167
Halliburton Co. (Oil & Gas Services)	65,585	4,789,016
Hanover Compressor Co. * (Oil & Gas Services)	12,108	225,451
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	9,081	344,170
Helmerich & Payne, Inc. (Oil & Gas)	6,054	422,690
Holly Corp. (Oil & Gas)	3,027	224,361
Houston Exploration Co. * (Oil & Gas)	4,036	212,697

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hydril * (Oil & Gas Services)	2,018	157,303
Input/Output, Inc. * (Oil & Gas Services)	9,081	88,177
KCS Energy, Inc. * (Oil & Gas)	6,054	157,404
Kerr-McGee Corp. (Oil & Gas)	13,117	1,252,411
Kinder Morgan, Inc. (Pipelines)	14,126	1,299,451
Lone Star Technologies, Inc. * (Oil & Gas Services)	4,036	223,635
Marathon Oil Corp. (Oil & Gas)	46,414	3,535,354
Mariner Energy, Inc. * (Oil & Gas)	9,081	186,251
Maverick Tube Corp. * (Oil & Gas Services)	5,045	267,335
McDermott International, Inc. * (Engineering & Construction)	7,063	384,580
Murphy Oil Corp. (Oil & Gas)	22,198	1,105,904
Nabors Industries, Ltd. * (Oil & Gas)	20,180	1,444,484
National-Oilwell Varco, Inc. * (Oil & Gas Services)	22,198	1,423,336
Newfield Exploration Co. * (Oil & Gas)	16,144	676,434
Newpark Resources, Inc. * (Oil & Gas Services)	11,099	91,012
Noble Corp. (Oil & Gas)	17,153	1,391,108
Noble Energy, Inc. (Oil & Gas)	22,198	974,936
Occidental Petroleum Corp. (Oil & Gas)	54,486	5,048,128
Oceaneering International, Inc. * (Oil & Gas Services)	3,027	173,447
OGE Energy Corp. (Electric)	11,099	321,871
Parker Drilling Co. * (Oil & Gas)	13,117	121,595
Patterson-UTI Energy, Inc. (Oil & Gas)	22,198	709,448
Pioneer Natural Resources Co. (Oil & Gas)	16,144	714,372
Plains Exploration & Production Co. * (Oil & Gas)	10,090	389,878
Pogo Producing Co. (Oil & Gas)	7,063	354,916
Pride International, Inc. * (Oil & Gas)	20,180	629,212
Quicksilver Resources, Inc. * (Oil & Gas)	7,063	273,056
Range Resources Corp. (Oil & Gas)	16,144	440,893
Rowan Cos., Inc. (Oil & Gas)	14,126	620,979
Schlumberger, Ltd. (Oil & Gas Services)	75,675	9,578,184
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,018	159,826
Smith International, Inc. (Oil & Gas Services)	27,243	1,061,387
Southwestern Energy Co. * (Oil & Gas)	21,189	682,074
St. Mary Land & Exploration Co. (Oil & Gas)	7,063	288,382
Stone Energy Corp. * (Oil & Gas)	3,027	133,582
Sunoco, Inc. (Oil & Gas)	17,153	1,330,558
Superior Energy Services, Inc. * (Oil & Gas Services)	10,090	270,311
Swift Energy Co. * (Oil & Gas)	4,036	151,189
Tesoro Petroleum Corp. (Oil & Gas)	8,072	551,640
TETRA Technologies, Inc. * (Oil & Gas Services)	4,036	189,853

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Tidewater, Inc. (Oil & Gas Services)	7,063	390,089
Todco - Class A (Oil & Gas)	8,072	318,118
Transocean Sedco Forex, Inc. * (Oil & Gas)	42,378	3,402,953
Tronox, Inc. - Class B * (Chemicals)	2,606	44,269
Unit Corp. * (Oil & Gas)	5,045	281,259
Valero Energy Corp. (Oil & Gas)	78,702	4,704,806
Veritas DGC, Inc. * (Oil & Gas Services)	4,036	183,194
Weatherford International, Ltd. * (Oil & Gas Services)	44,396	2,031,117
Western Gas Resources, Inc. (Pipelines)	8,072	389,474
Whiting Petroleum Corp. * (Oil & Gas)	5,045	206,795
Williams Cos., Inc. (Pipelines)	72,648	1,553,940
XTO Energy, Inc. (Oil & Gas)	44,396	1,934,334

TOTAL COMMON STOCKS (Cost $100,975,288)		161,738,434

	Principal Amount
Repurchase Agreements (0.3%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $490,182 (Collateralized by $518,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $500,763)	$490,000	490,000

TOTAL REPURCHASE AGREEMENTS (Cost $490,000)		490,000

TOTAL INVESTMENT SECURITIES (Cost $101,465,288) - 96.9% of net assets		$162,228,434

Percentages indicated are based on net assets of $167,407,459.

*	Non-income producing security

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Chemicals	NM
Electric	0.2%
Engineering & Construction	0.2%
Oil & Gas	76.7%
Oil & Gas Services	16.8%
Pipelines	2.6%
Transportation	0.1%
Other **	0.3%

**	Includes non–equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Pharmaceuticals

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (83.8%)
Abbott Laboratories (Pharmaceuticals)	17,764	$754,437
Alkermes, Inc. * (Pharmaceuticals)	1,824	40,219
Allergan, Inc. (Pharmaceuticals)	3,192	346,332
Alpharma, Inc. (Pharmaceuticals)	912	24,460
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	456	12,991
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	2,052	129,235
Bristol-Myers Squibb Co. (Pharmaceuticals)	30,700	755,527
Cephalon, Inc. * (Pharmaceuticals)	1,140	68,685
Eli Lilly & Co. (Pharmaceuticals)	13,036	720,891
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	2,508	82,287
Forest Laboratories, Inc. * (Pharmaceuticals)	6,612	295,094
Hospira, Inc. * (Pharmaceuticals)	3,192	125,956
Johnson & Johnson (Healthcare - Products)	60,648	3,591,575
King Pharmaceuticals, Inc. * (Pharmaceuticals)	5,016	86,526
Medicis Pharmaceutical Corp. (Pharmaceuticals)	1,140	37,164
Merck & Co., Inc. (Pharmaceuticals)	21,916	772,101
MGI Pharma, Inc. * (Pharmaceuticals)	1,596	27,930
Mylan Laboratories, Inc. (Pharmaceuticals)	4,560	106,704
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	456	8,213
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	684	19,275
Perrigo Co. (Pharmaceuticals)	1,824	29,749
Pfizer, Inc. (Pharmaceuticals)	151,848	3,784,052
Schering-Plough Corp. (Pharmaceuticals)	30,096	571,523
Sepracor, Inc. * (Pharmaceuticals)	2,052	100,158
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	456	6,357
The Medicines Co. * (Pharmaceuticals)	912	18,760
Valeant Pharmaceuticals International (Pharmaceuticals)	1,824	28,910
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	2,280	65,527
Wyeth (Pharmaceuticals)	15,732	763,317

TOTAL COMMON STOCKS (Cost $12,115,845)		13,373,955

Repurchase Agreements (0.2%)
	Principal Amount
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $29,011 (Collateralized by $31,000, Federal Farm Credit Bank 2.625%, 9/17/07 market value $29,968)	$29,000	29,000

See accompanying notes to the Schedules of Portfolio Investments.

TOTAL REPURCHASE AGREEMENTS (Cost $29,000)	29,000

TOTAL INVESTMENT SECURITIES (Cost $12,144,845) -84.0% of net assets	$13,402,955

Percentages indicated are based on net assets of $15,951,371.

*	Non-income producing security

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Healthcare-Products	22.5%
Pharmaceuticals	61.3%
Other**	0.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Precious Metals

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
U.S. Government Agency Obligations (77.0%)
Federal Farm Credit Bank, 4.25%, 4/3/06	$26,716,000	$26,709,692
Federal Home Loan Bank, 4.25%, 4/3/06	26,716,000	26,709,692
Federal Home Loan Mortgage Corp., 4.25%, 4/3/06	26,716,000	26,709,692
Federal National Mortgage Association, 4.25%, 4/3/06	26,716,000	26,709,692

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $106,838,768)		106,838,768

	Principal Amount
Repurchase Agreements (19.2%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $26,714,903 (Collateralized by $26,352,000 of various U.S. Government Agency Obligations, 4.125% - 6.00%, 5/15/08-7/17/09, market value $27,240,633)	$26,705,000	26,705,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,705,000)		26,705,000

TOTAL INVESTMENT SECURITIES (Cost $133,543,768) - 96.2% of net assets		$133,543,768

Percentages indicated are based on net assets of $138,832,750.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 4/27/06 (Underlying notional amount at value $139,316,580)	486,576	$2,453,497

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Real Estate

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (101.0%)
Alexandria Real Estate Equities, Inc. (REIT)	6,160	$587,233
AMB Property Corp. (REIT)	23,320	1,265,576
American Financial Realty Trust (REIT)	34,760	404,954
American Home Mortgage Investment Corp. (REIT)	12,320	384,507
Annaly Mortgage Management, Inc. (REIT)	33,000	400,620
Apartment Investment and Management Co. - Class A (REIT)	25,960	1,217,524
Archstone-Smith Trust (REIT)	57,640	2,811,103
Arden Realty Group, Inc. (REIT)	18,040	814,145
Avalonbay Communities, Inc. (REIT)	19,800	2,160,180
Boston Properties, Inc. (REIT)	30,360	2,831,070
Brandywine Realty Trust (REIT)	24,640	782,566
BRE Properties, Inc. - Class A (REIT)	13,640	763,840
Brookfield Properties Corp. (Real Estate)	31,680	1,081,872
Camden Property Trust (REIT)	14,080	1,014,464
CapitalSource, Inc. (Diversified Financial Services)	33,000	821,040
CarrAmerica Realty Corp. (REIT)	15,840	706,622
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	16,720	1,349,304
CBL & Associates Properties, Inc. (REIT)	16,280	691,086
Colonial Properties Trust (REIT)	12,320	617,602
Corporate Office Properties Trust (REIT)	10,560	483,014
Cousins Properties, Inc. (REIT)	11,000	367,730
Crescent Real Estate Equities Co. (REIT)	25,960	546,977
Developers Diversified Realty Corp. (REIT)	29,480	1,614,030
Duke-Weeks Realty Corp. (REIT)	38,720	1,469,424
Equity Inns, Inc. (REIT)	14,520	235,224
Equity Lifestyle Properties, Inc. (REIT)	5,720	284,570
Equity Office Properties Trust (REIT)	110,440	3,708,575
Equity Residential Properties Trust (REIT)	77,880	3,644,005
Essex Property Trust, Inc. (REIT)	6,160	669,777
Federal Realty Investment Trust (REIT)	14,080	1,058,816
FelCor Lodging Trust, Inc. (REIT)	12,760	269,236
First Industrial Realty Trust, Inc. (REIT)	11,880	507,157
Forest City Enterprises, Inc. - Class A (Real Estate)	15,840	746,856
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	43,120	404,466
General Growth Properties, Inc. (REIT)	60,720	2,967,386

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Glenborough Realty Trust, Inc. (REIT)	9,680	210,540
Health Care Property Investors, Inc. (REIT)	36,960	1,049,664
Health Care REIT, Inc. (REIT)	15,840	603,504
Healthcare Realty Trust, Inc. (REIT)	12,760	476,969
Highwoods Properties, Inc. (REIT)	14,520	489,760
Home Properties of New York, Inc. (REIT)	8,360	427,196
Hospitality Properties Trust (REIT)	18,040	787,807
Host Marriott Corp. (REIT)	88,440	1,892,616
HRPT Properties Trust (REIT)	57,200	671,528
IMPAC Mortgage Holdings, Inc. (REIT)	20,240	195,114
iStar Financial, Inc. (REIT)	30,360	1,162,181
Jones Lang LaSalle, Inc. (Real Estate)	8,800	673,552
Kilroy Realty Corp. (REIT)	7,920	611,899
Kimco Realty Corp. (REIT)	58,080	2,360,371
KKR Financial Corp. (REIT)	22,000	493,460
LaSalle Hotel Properties (REIT)	10,560	432,960
Lexington Corporate Properties Trust (REIT)	14,080	293,568
Liberty Property Trust (REIT)	23,760	1,120,522
Mack-Cali Realty Corp. (REIT)	16,720	802,560
Maguire Properties, Inc. (REIT)	9,240	337,260
MeriStar Hospitality Corp. * (REIT)	23,760	246,629
Mills Corp. (REIT)	15,400	431,200
Nationwide Health Properties, Inc. (REIT)	18,480	397,320
New Century Financial Corp. (REIT)	14,960	688,459
New Plan Excel Realty Trust, Inc. (REIT)	28,160	730,470
Novastar Financial, Inc. (REIT)	7,920	264,845
Pan Pacific Retail Properties (REIT)	11,000	779,900
Pennsylvania REIT	9,240	406,560
Plum Creek Timber Co., Inc. (Forest Products & Paper)	49,720	1,836,160
Post Properties, Inc. (REIT)	11,000	489,500
Potlatch Corp. (Forest Products & Paper)	10,120	433,541
Prologis (REIT)	66,000	3,531,000
Public Storage, Inc. (REIT)	24,200	1,965,766
Rayonier, Inc. (Forest Products & Paper)	20,680	942,801
Realty Income Corp. (REIT)	22,880	553,925
Reckson Associates Realty Corp. (REIT)	22,440	1,028,201
Redwood Trust, Inc. (REIT)	6,160	266,851
Regency Centers Corp. (REIT)	18,480	1,241,671
Saxon Capital, Inc. (REIT)	13,640	142,402
Shurgard Storage Centers, Inc. - Class A (REIT)	12,760	850,199
Simon Property Group, Inc. (REIT)	61,160	5,146,001
SL Green Realty Corp. (REIT)	11,440	1,161,160
St. Joe Co. (Real Estate)	18,920	1,188,933
Taubman Centers, Inc. (REIT)	13,640	568,379
The Macerich Co. (REIT)	18,920	1,399,134
Thornburg Mortgage Asset Corp. (REIT)	27,280	738,197
Trizec Properties, Inc. (REIT)	25,080	645,308
United Dominion Realty Trust, Inc. (REIT)	37,400	1,067,396
Ventas, Inc. (REIT)	27,720	919,750

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Vornado Realty Trust (REIT)	35,640	3,421,440
Washington REIT	11,440	415,501
Weingarten Realty Investors (REIT)	22,440	914,430

Total Common Stocks (Cost $68,930,838)		89,588,611

Total Investment Securities (Cost $68,930,838) - 101.0% of net assets		$89,588,611

Percentages indicated are based on net assets of $88,692,290.

*	Non-income producing security
REIT	Real Estate Investment Trust

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Diversified Financial Services	1.4%
Forest Products & Paper	3.6%
Real Estate	5.7%
Real Estate Investment Trust	90.3%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Semiconductor

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.4%)
Actel Corp. * (Semiconductors)	618	$9,851
Advanced Micro Devices, Inc. * (Semiconductors)	11,124	368,872
Agere Systems, Inc. * (Semiconductors)	4,635	69,710
Altera Corp. * (Semiconductors)	8,961	184,955
Amkor Technology, Inc. * (Semiconductors)	2,472	21,358
Analog Devices, Inc. (Semiconductors)	9,270	354,948
Applied Materials, Inc. (Semiconductors)	40,479	708,788
Applied Micro Circuits Corp. * (Semiconductors)	7,725	31,441
Asyst Technologies, Inc. * (Semiconductors)	1,236	12,867
Atmel Corp. * (Semiconductors)	11,124	52,505
ATMI, Inc. * (Semiconductors)	927	27,995
Axcelis Technologies, Inc. * (Semiconductors)	2,472	14,486
Broadcom Corp. - Class A * (Semiconductors)	11,124	480,113
Brooks Automation, Inc. * (Semiconductors)	1,854	26,401
Cabot Microelectronics Corp. * (Chemicals)	618	22,928
Cirrus Logic, Inc. * (Semiconductors)	1,854	15,722
Cohu, Inc. (Semiconductors)	618	13,114
Conexant Systems, Inc. * (Semiconductors)	11,742	40,510
Credence Systems Corp. * (Semiconductors)	2,163	15,876
Cree Research, Inc. * (Semiconductors)	1,854	60,830
Cymer, Inc. * (Electronics)	927	42,123
Cypress Semiconductor Corp. * (Semiconductors)	3,399	57,613
DSP Group, Inc. * (Semiconductors)	618	17,928
ESS Technology, Inc. * (Semiconductors)	927	3,078
Exar Corp. * (Semiconductors)	927	13,238
Fairchild Semiconductor International, Inc. * (Semiconductors)	3,090	58,926
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	3,399	94,526
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	6,798	188,780
Integrated Device Technology, Inc. * (Semiconductors)	4,944	73,468
Intel Corp. (Semiconductors)	140,784	2,724,171
Interdigital Communications Corp. * (Telecommunications)	1,236	30,307
International Rectifier Corp. * (Semiconductors)	1,854	76,811
Intersil Corp. - Class A (Semiconductors)	4,017	116,172

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
KLA -Tencor Corp. (Semiconductors)	4,944	239,092
Kopin Corp. * (Semiconductors)	1,854	9,289
Kulicke & Soffa Industries, Inc. * (Semiconductors)	1,236	11,791
Lam Research Corp. * (Semiconductors)	3,399	146,157
Lattice Semiconductor Corp. * (Semiconductors)	2,781	18,521
Linear Technology Corp. (Semiconductors)	7,725	270,993
LSI Logic Corp. * (Semiconductors)	9,579	110,733
LTX Corp. * (Semiconductors)	1,545	8,343
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	927	23,972
Marvell Technology Group, Ltd. * (Semiconductors)	5,562	300,904
Maxim Integrated Products, Inc. (Semiconductors)	8,034	298,463
MEMC Electronic Materials, Inc. * (Semiconductors)	3,708	136,899
Micrel, Inc. * (Semiconductors)	1,545	22,897
Microchip Technology, Inc. (Semiconductors)	5,253	190,684
Micron Technology, Inc. * (Semiconductors)	15,450	227,424
Microsemi Corp. * (Semiconductors)	1,545	44,975
Mindspeed Technologies, Inc. * (Semiconductors)	2,781	11,068
National Semiconductor Corp. (Semiconductors)	8,343	232,269
Novellus Systems, Inc. * (Semiconductors)	3,399	81,576
NVIDIA Corp. * (Semiconductors)	4,017	230,013
OmniVision Technologies, Inc. * (Semiconductors)	1,236	37,327
Photronics, Inc. * (Semiconductors)	927	17,391
PMC-Sierra, Inc. * (Semiconductors)	4,635	56,964
Power Integrations, Inc. * (Semiconductors)	618	15,314
QLogic Corp. * (Semiconductors)	4,017	77,729
Rambus, Inc. * (Semiconductors)	2,472	97,248
RF Micro Devices, Inc. * (Telecommunications)	4,635	40,092
SanDisk Corp. * (Computers)	4,635	266,605
Semtech Corp. * (Semiconductors)	1,854	33,168
Silicon Image, Inc. * (Semiconductors)	1,854	19,115
Silicon Laboratories, Inc. * (Semiconductors)	1,236	67,918
Silicon Storage Technology, Inc. * (Computers)	2,163	9,474
Sirf Technology Holdings, Inc. * (Semiconductors)	927	32,825
Skyworks Solutions, Inc. * (Semiconductors)	4,017	27,275
Teradyne, Inc. * (Semiconductors)	4,944	76,681
Tessera Technologies, Inc. * (Semiconductors)	1,236	39,651
Texas Instruments, Inc. (Semiconductors)	40,479	1,314,354
Transmeta Corp. * (Semiconductors)	4,326	8,782
TriQuint Semiconductor, Inc. * (Semiconductors)	3,399	16,723
Ultratech Stepper, Inc. * (Semiconductors)	618	15,129

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Varian Semiconductor Equipment	1,545	43,384
Associates, Inc. * (Semiconductors)
Vitesse Semiconductor Corp. *	5,562	19,912
(Semiconductors)
Xilinx, Inc. (Semiconductors)	8,652	220,280
Zoran Corp. * (Semiconductors)	1,236	27,044

TOTAL COMMON STOCKS (Cost $8,160,057)		11,226,859

	Principal Amount
Repurchase Agreements (0.3%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $36,013 (Collateralized by $38,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $36,735)	$36,000	36,000

TOTAL REPURCHASE AGREEMENTS (Cost $36,000)		36,000

TOTAL INVESTMENT SECURITIES (Cost $8,196,057) - 99.7% of net assets		$11,262,859

Percentages indicated are based on net assets of $11,294,800

*	Non-income producing security

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Chemicals	0.2%
Computers	2.7%
Electronics	0.4%
Semiconductors	95.5%
Telecommunications	0.6%
Other**	0.3%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Technology

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (100.5%)
3Com Corp. * (Telecommunications)	3,944	$20,193
ADC Telecommunications, Inc. * (Telecommunications)	986	25,232
Adobe Systems, Inc. (Software)	5,916	206,587
ADTRAN, Inc. (Telecommunications)	493	12,907
Advanced Micro Devices, Inc. * (Semiconductors)	4,437	147,131
Agere Systems, Inc. * (Semiconductors)	1,972	29,659
Akamai Technologies, Inc. * (Internet)	1,479	48,644
Altera Corp. * (Semiconductors)	3,451	71,229
Amdocs, Ltd. * (Telecommunications)	1,972	71,110
American Power Conversion Corp. (Electrical Components & Equipment)	1,972	45,573
American Tower Corp. * (Telecommunications)	3,944	119,582
Amkor Technology, Inc. * (Semiconductors)	986	8,519
Analog Devices, Inc. (Semiconductors)	3,451	132,139
Andrew Corp. * (Telecommunications)	1,479	18,162
ANSYS, Inc. * (Software)	493	26,696
Anteon International Corp. * (Computers)	493	26,898
Apple Computer, Inc. * (Computers)	8,381	525,656
Applied Materials, Inc. (Semiconductors)	15,776	276,237
Applied Micro Circuits Corp. * (Semiconductors)	2,958	12,039
Arris Group, Inc. * (Telecommunications)	986	13,567
Atmel Corp. * (Semiconductors)	4,437	20,943
ATMI, Inc. * (Semiconductors)	493	14,889
Autodesk, Inc. * (Software)	2,465	94,952
Avaya, Inc. * (Telecommunications)	4,437	50,138
Avocent Corp. * (Internet)	493	15,648
BEA Systems, Inc. * (Software)	4,437	58,258
BMC Software, Inc. * (Software)	1,972	42,714
Broadcom Corp. - Class A * (Semiconductors)	4,437	191,500
Brocade Communications Systems, Inc. * (Computers)	2,465	16,466
Brooks Automation, Inc. * (Semiconductors)	493	7,020
CA, Inc. (Software)	4,437	120,731
CACI International, Inc. - Class A * (Computers)	493	32,415
Cadence Design Systems, Inc. * (Computers)	2,958	54,693
Cerner Corp. * (Software)	493	23,393
Check Point Software Technologies, Ltd. * (Internet)	1,972	39,479
CIENA Corp. * (Telecommunications)	5,423	28,254
Cisco Systems, Inc. * (Telecommunications)	59,653	1,292,682

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Citrix Systems, Inc. * (Software)	1,479	56,054
Cognizant Technology Solutions Corp. * (Computers)	1,479	87,986
Computer Sciences Corp. * (Computers)	1,972	109,545
Compuware Corp. * (Software)	3,451	27,021
Comverse Technology, Inc. * (Telecommunications)	1,972	46,401
Conexant Systems, Inc. * (Semiconductors)	4,437	15,308
Corning, Inc. * (Telecommunications)	14,790	397,999
Cree Research, Inc. * (Semiconductors)	493	16,175
Crown Castle International Corp. * (Telecommunications)	1,972	55,906
CSG Systems International, Inc. * (Software)	493	11,467
Cymer, Inc. * (Electronics)	493	22,402
Cypress Semiconductor Corp. * (Semiconductors)	1,479	25,069
Dell, Inc. * (Computers)	20,213	601,539
Diebold, Inc. (Computers)	493	20,262
Digital River, Inc. * (Internet)	493	21,500
DST Systems, Inc. * (Computers)	493	28,564
Dycom Industries, Inc. * (Engineering & Construction)	493	10,476
EarthLink, Inc. * (Internet)	1,479	14,124
Electronic Data Systems Corp. (Computers)	4,930	132,272
Electronics for Imaging, Inc. * (Computers)	493	13,789
EMC Corp. * (Computers)	23,171	315,821
Emulex Corp. * (Semiconductors)	986	16,851
F5 Networks, Inc. * (Internet)	493	35,738
Fair Isaac Corp. (Software)	493	19,533
Fairchild Semiconductor International, Inc. * (Semiconductors)	986	18,803
Filenet Corp. * (Software)	493	13,321
Finisar Corp. * (Telecommunications)	2,465	12,202
Foundry Networks, Inc. * (Telecommunications)	986	17,906
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	3,944	109,683
Google Inc. * (Internet)	1,972	769,080
Harris Corp. (Telecommunications)	1,479	69,942
Hewlett-Packard Co. (Computers)	27,115	892,084
Hyperion Solutions Corp. * (Software)	493	16,072
IKON Office Solutions, Inc. (Office/Business Equipment)	986	14,051
Imation Corp. (Computers)	493	21,155
Informatica Corp. * (Software)	986	15,332
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	1,479	29,580
Insight Enterprises, Inc. * (Retail)	493	10,851
Integrated Device Technology, Inc. * (Semiconductors)	1,972	29,304
Intel Corp. (Semiconductors)	56,695	1,097,047
Interdigital Communications Corp. * (Telecommunications)	493	12,088
Intergraph Corp. * (Computers)	493	20,538
Intermec Inc * (Machinery-Diversified)	493	15,041
International Business Machines Corp. (Computers)	15,283	1,260,388

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
International Rectifier Corp. * (Semiconductors)	493	20,425
Internet Security Systems, Inc. * (Internet)	493	11,822
Intersil Corp. - Class A (Semiconductors)	1,479	42,773
Intuit, Inc. * (Software)	1,479	78,668
Jack Henry & Associates, Inc. (Computers)	493	11,275
JDS Uniphase Corp. * (Telecommunications)	15,283	63,730
Juniper Networks, Inc. * (Telecommunications)	5,423	103,688
KLA -Tencor Corp. (Semiconductors)	1,972	95,366
Kronos, Inc. * (Computers)	493	18,433
Lam Research Corp. * (Semiconductors)	1,479	63,597
Lexmark International, Inc. - Class A * (Computers)	986	44,745
Linear Technology Corp. (Semiconductors)	2,958	103,767
LSI Logic Corp. * (Semiconductors)	3,944	45,593
Lucent Technologies, Inc. * (Telecommunications)	42,891	130,818
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	493	12,749
Macrovision Corp. * (Entertainment)	493	10,920
Marvell Technology Group, Ltd. * (Semiconductors)	1,972	106,685
Maxim Integrated Products, Inc. (Semiconductors)	2,958	109,890
Maxtor Corp. * (Computers)	2,465	23,565
McAfee, Inc. * (Internet)	1,479	35,984
MEMC Electronic Materials, Inc. * (Semiconductors)	1,479	54,605
Mentor Graphics Corp. * (Computers)	986	10,895
Micrel, Inc. * (Semiconductors)	493	7,306
Microchip Technology, Inc. (Semiconductors)	1,972	71,584
Micron Technology, Inc. * (Semiconductors)	5,916	87,084
Micros Systems, Inc. * (Computers)	493	22,713
Microsemi Corp. * (Semiconductors)	493	14,351
Microsoft Corp. (Software)	88,740	2,414,615
Motorola, Inc. (Telecommunications)	24,157	553,437
National Semiconductor Corp. (Semiconductors)	3,451	96,076
NCR Corp. * (Computers)	1,972	82,410
Network Appliance, Inc. * (Computers)	3,451	124,340
Novell, Inc. * (Software)	3,451	26,504
Novellus Systems, Inc. * (Semiconductors)	1,479	35,496
NVIDIA Corp. * (Semiconductors)	1,479	84,688
OmniVision Technologies, Inc. * (Semiconductors)	493	14,889
Openwave Systems, Inc. * (Internet)	986	21,278
Oracle Corp. * (Software)	39,440	539,934
Palm, Inc. * (Computers)	986	22,836
Parametric Technology Corp. * (Software)	986	16,101
Perot Systems Corp. - Class A * (Computers)	986	15,342

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Pitney Bowes, Inc. (Office/Business Equipment)	1,972	84,658
Plantronics, Inc. (Telecommunications)	493	17,467
PMC-Sierra, Inc. * (Semiconductors)	1,972	24,236
Polycom, Inc. * (Telecommunications)	986	21,376
Progress Software Corp. * (Software)	493	14,341
QLogic Corp. * (Semiconductors)	1,479	28,619
Qualcomm, Inc. (Telecommunications)	15,776	798,423
Quest Software, Inc. * (Software)	493	8,233
Rambus, Inc. * (Semiconductors)	986	38,789
RealNetworks, Inc. * (Internet)	986	8,135
Red Hat, Inc. * (Software)	1,479	41,382
Reynolds & Reynolds Co. (Computers)	493	14,001
RF Micro Devices, Inc. * (Telecommunications)	1,972	17,058
RSA Security, Inc. * (Internet)	493	8,844
Salesforce.com, Inc. * (Software)	986	35,821
SanDisk Corp. * (Computers)	1,972	113,429
SBA Communications Corp. – Class A * (Telecommunications)	986	23,082
Seagate Technology, Inc. (Computers)	3,944	103,846
Semtech Corp. * (Semiconductors)	493	8,820
Silicon Laboratories, Inc. * (Semiconductors)	493	27,090
Sirf Technology Holdings, Inc. * (Semiconductors)	493	17,457
Skyworks Solutions, Inc. * (Semiconductors)	1,479	10,042
Sonus Networks, Inc. * (Telecommunications)	2,465	13,508
SRA International, Inc. - Class A * (Computers)	493	18,601
Sun Microsystems, Inc. * (Computers)	33,031	169,449
Sybase, Inc. * (Software)	986	20,824
Sycamore Networks, Inc. * (Telecommunications)	1,972	9,268
Symantec Corp. * (Internet)	9,860	165,944
Synopsys, Inc. * (Computers)	1,479	33,056
Tech Data Corp. * (Distribution/Wholesale)	493	18,197
Tekelec * (Telecommunications)	493	6,818
Tellabs, Inc. * (Telecommunications)	3,944	62,710
Teradyne, Inc. * (Semiconductors)	1,972	30,586
Tessera Technologies, Inc. * (Semiconductors)	493	15,815
Texas Instruments, Inc. (Semiconductors)	15,776	512,246
Tibco Software, Inc. * (Internet)	1,972	16,486
Transaction Systems Architect, Inc. * (Software)	493	15,387
Unisys Corp. * (Computers)	3,451	23,777
United Stationers, Inc. * (Distribution/Wholesale)	493	26,178
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	493	13,843
VeriSign, Inc. * (Internet)	2,465	59,135
Western Digital Corp. * (Computers)	1,972	38,316
Wind River Systems, Inc. * (Software)	986	12,276
Xerox Corp. * (Office/Business Equipment)	9,367	142,378
Xilinx, Inc. (Semiconductors)	3,451	87,862

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Yahoo!, Inc. * (Internet)	12,818	413,509
Zebra Technologies Corp. * (Machinery-Diversified)	493	22,047
Zoran Corp. * (Semiconductors)	493	10,787

TOTAL COMMON STOCKS (Cost $12,545,073)		19,363,334

	Principal Amount
Repurchase Agreements (0.6%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $123,046 (Collateralized by $130,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $125,674)	$123,000	123,000

TOTAL REPURCHASE AGREEMENTS (Cost $123,000)		123,000

TOTAL INVESTMENT SECURITIES (Cost $12,668,073) - 101.1% of net assets		$19,486,334

Percentages indicated are based on net assets of $19,266,307.

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Computers	26.2%
Distribution/Wholesale	0.4%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	8.7%
Machinery-Diversified	0.2%
Office/Business Equipment	1.3%
Retail	0.1%
Semiconductors	21.4%
Software	20.5%
Telecommunications	21.2%
Other***	0.6%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Telecommunications

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.9%)
Alltel Corp. (Telecommunications)	28,558	$1,849,131
AT&T Corp. (Telecommunications)	396,428	10,719,413
BellSouth Corp. (Telecommunications)	58,920	2,041,578
CenturyTel, Inc. (Telecommunications)	13,057	510,790
Cincinnati Bell, Inc. * (Telecommunications)	24,927	112,670
Citizens Communications Co. (Telecommunications)	34,423	456,793
IDT Corp. * (Telecommunications)	1,187	12,998
IDT Corp. - Class B * (Telecommunications)	4,748	52,560
Leap Wireless International, Inc. * (Telecommunications)	3,561	155,224
Leucadia National Corp. (Holding Companies - Diversified)	8,309	495,715
Level 3 Communications, Inc. * (Telecommunications)	72,407	375,068
Nextel Partners, Inc. - Class A * (Telecommunications)	15,431	437,006
NII Holdings, Inc. - Class B * (Telecommunications)	14,244	839,969
NTL, Inc. * (Telecommunications)	27,301	794,732
Qwest Communications International, Inc. * (Telecommunications)	157,871	1,073,523
Sprint Corp. (Telecommunications)	79,002	2,041,412
Telephone & Data Systems, Inc. (Telecommunications)	4,748	187,261
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	4,748	179,237
Verizon Communications, Inc. (Telecommunications)	303,872	10,349,880

TOTAL COMMON STOCKS (Cost $30,735,371)		32,684,960

	Principal Amount
Repurchase Agreements (0.4%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $187,069 (Collateralized by $198,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $191,411)	$187,000	187,000

TOTAL REPURCHASE AGREEMENTS (Cost $187,000)		187,000

TOTAL INVESTMENT SECURITIES (Cost $30,922,371) - 75.3% of net assets		$32,871,960

See accompanying notes to the Schedules of Portfolio Investments.

Percentages indicated are based on net assets of $43,634,845.

*	Non-income producing security

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 4/3/06 (Underlying notional amount at value $11,110,337)	111,103	$(3,775)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of March 31, 2006:

Holding Companies-Diversified	1.1%
Telecommunications	73.8%
Other**	0.4%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Utilities

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Shares	Value
Common Stocks (100.3%)
AGL Resources, Inc. (Gas)	9,504	$342,619
Allegheny Energy, Inc. * (Electric)	21,384	723,848
ALLETE, Inc. (Electric)	3,564	166,082
Alliant Energy Corp. (Electric)	15,444	486,023
Ameren Corp. (Electric)	26,730	1,331,689
American Electric Power, Inc. (Electric)	51,084	1,737,878
Aqua America, Inc. (Water)	16,632	462,702
Aquila, Inc. * (Electric)	48,708	194,345
Atmos Energy Corp. (Gas)	10,692	281,520
Avista Corp. (Electric)	6,534	134,927
Black Hills Corp. (Electric)	4,158	141,372
CenterPoint Energy, Inc. (Electric)	35,640	425,185
Cinergy Corp. (Electric)	23,760	1,078,942
CLECO Corp. (Electric)	6,534	145,904
CMS Energy Corp. * (Electric)	28,512	369,230
Consolidated Edison, Inc. (Electric)	32,076	1,395,306
Constellation Energy Group, Inc. (Electric)	23,166	1,267,412
Dominion Resources, Inc. (Electric)	45,144	3,116,290
DPL, Inc. (Electric)	16,632	449,064
DTE Energy Co. (Electric)	23,166	928,725
Duke Energy Corp. (Electric)	114,048	3,324,499
Duquesne Light Holdings, Inc. (Electric)	10,098	166,617
Edison International (Electric)	39,204	1,614,421
El Paso Electric Co. * (Electric)	5,940	113,098
Energen Corp. (Gas)	8,316	291,060
Energy East Corp. (Electric)	19,008	461,894
Entergy Corp. (Electric)	27,324	1,883,717
Equitable Resources, Inc. (Pipelines)	14,850	542,174
Exelon Corp. (Electric)	87,318	4,619,121
FirstEnergy Corp. (Electric)	42,768	2,091,355
FPL Group, Inc. (Electric)	47,520	1,907,453
Great Plains Energy, Inc. (Electric)	9,504	267,538
Hawaiian Electric Industries, Inc. (Electric)	10,692	290,074
IDACORP, Inc. (Electric)	5,346	173,852
KeySpan Corp. (Gas)	22,572	922,519
National Fuel Gas Co. (Pipelines)	10,692	349,842
New Jersey Resources Corp. (Gas)	3,564	161,271
NICOR, Inc. (Gas)	5,940	234,986
NiSource, Inc. (Electric)	35,046	708,630
Northeast Utilities System (Electric)	19,602	382,827
Northwest Natural Gas Co. (Gas)	3,564	126,486
NRG Energy, Inc. * (Electric)	12,474	564,074
NSTAR (Electric)	13,662	390,870
ONEOK, Inc. (Gas)	11,880	383,131
Peoples Energy Corp. (Gas)	4,752	169,361
Pepco Holdings, Inc. (Electric)	24,354	555,028
PG&E Corp. (Electric)	45,144	1,756,102
Piedmont Natural Gas Co., Inc. (Gas)	9,504	228,001
Pinnacle West Capital Corp. (Electric)	12,474	487,733
PNM Resources, Inc. (Electric)	8,316	202,910
PPL Corp. (Electric)	49,302	1,449,479

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Progress Energy, Inc. (Electric)	32,670	1,436,827
Public Service Enterprise Group, Inc. (Electric)	32,670	2,092,187
Puget Energy, Inc. (Electric)	14,850	314,523
Questar Corp. (Pipelines)	11,286	790,584
Reliant Resources, Inc. * (Electric)	39,204	414,778
SCANA Corp. (Electric)	13,068	512,788
Sempra Energy (Gas)	29,700	1,379,863
Sierra Pacific Resources * (Electric)	23,760	328,126
Southern Co. (Electric)	96,822	3,172,857
Southern Union Co. (Gas)	13,662	339,227
TECO Energy, Inc. (Electric)	26,136	421,312
The AES Corp. * (Electric)	85,536	1,459,244
TXU Corp. (Electric)	59,400	2,658,744
UGI Corp. (Gas)	13,662	287,858
Unisource Energy Corp. (Electric)	4,158	126,819
Vectren Corp. (Gas)	10,098	266,385
Westar Energy, Inc. (Electric)	11,286	234,862
WGL Holdings, Inc. (Gas)	6,534	198,764
Wisconsin Energy Corp. (Electric)	15,444	617,606
WPS Resources Corp. (Electric)	5,346	263,130
Xcel Energy, Inc. (Electric)	52,272	948,737

TOTAL COMMON STOCKS (Cost $43,416,806)		60,264,407

	Principal Amount
Repurchase Agreements (0.3%)
UBS, 4.45%, 4/3/06, dated 3/31/06,with a maturity value of $173,064 (Collateralized by $183,000 Federal Farm Credit Bank, 2.625%, 9/17/07, market value $176,910)	$173,000	173,000

TOTAL REPURCHASE AGREEMENTS (Cost $173,000)		173,000

TOTAL INVESTMENT SECURITIES (Cost $43,589,806) - 100.6% of net assets		$60,437,407

Percentages indicated are based on net assets of $60,101,819.

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of March 31,2006:

Electric	87.4%
Gas	9.3%
Pipelines	2.8%
Water	0.8%
Other**	0.3%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP U.S. Government Plus

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
U.S Government Agency Obligations (44.0%)
Federal Farm Credit Bank*, 4.25%, 4/3/06	$5,152,000	$5,150,784
Federal Home Loan Bank*, 4.25%, 4/3/06	5,152,000	5,150,784
Federal Home Loan Mortgage Corp.*, 4.25%, 4/3/06	5,152,000	5,150,783
Federal National Mortgage Association*, 4.25%, 4/3/06	5,152,000	5,150,783

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,603,134)		20,603,134

U.S. Treasury Obligations (45.8%)
U. S. Treasury Bonds, 4.50%, 2/15/36	22,900,000	21,483,063

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,120,896)		21,483,063

Repurchase Agreements (11.0%)
UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $5,143,636 (Collateralized by $5,371,000 of various Federal Farm Credit Bank Securities, 1.875% - 2.625%, 1/16/07 - 9/17/07, market value $5,247,382)	5,143,000	5,143,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,143,000)		5,143,000

TOTAL INVESTMENT SECURITIES (Cost $47,867,030) - 100.8% of net assets		$47,229,197

Percentages indicated are based on net assets of $46,836,144.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring June 2006 (Underlying face amount at value $654,750)	6	$(5,634)
Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 3/31/06 (Underlying notional amount at value $36,493,063)	38,900,000	$(586,501)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Rising Rates Opportunity

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (77.8%)
Federal Farm Credit Bank*, 4.25%, 4/3/06	$31,161,000	$31,153,643
Federal Home Loan Bank*, 4.25%, 4/3/06	31,161,000	31,153,642
Federal Home Loan Mortgage Corp.*, 4.25%, 4/3/06	31,161,000	31,153,643
Federal National Mortgage Association*, 4.25%, 4/3/06	31,161,000	31,153,642

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $124,614,570)		124,614,570

Repurchase Agreements (19.4%)

UBS*, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $31,154,549 (Collateralized by $30,774,000 of various U.S. Government Agency Obligations, 1.875% - 6.00%, 1/16/07 - 5/15/08, market value $31,766,489)	31,143,000	31,143,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,143,000)		31,143,000

Options Purchased (NM)

	Contracts
30-year U.S. Treasury Bond Call Option expiring June 2006 @ $131	300	1,333

TOTAL OPTIONS PURCHASED (Cost $5,138)		1,333

TOTAL INVESTMENT SECURITIES (Cost $155,762,708) - 97.2% of net assets		$155,758,903

Percentages indicated are based on net assets of $160,272,903.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring June 2006 (Underlying face amount at value $6,984,000)	64	$60,810

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 3/31/06 (Underlying notional amount at value $196,537,188)	(209,500,000)	$3,121,227

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Money Market

Schedule of Portfolio Investments

March 31, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (81.6%)
Federal Agricultural Mortgage Corp., 4.25%, 4/3/06	$23,000,000	$22,994,569
Federal Farm Credit Bank, 4.25%, 4/3/06	10,303,000	10,300,567
Federal Home Loan Bank, 4.25%, 4/3/06	33,303,000	33,295,137
Federal Home Loan Mortgage Corp., 4.25%, 4/3/06	33,303,000	33,295,137
Federal National Mortgage Association, 4.25%, 4/3/06	33,303,000	33,295,137

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $133,180,547)		133,180,547

Repurchase Agreements (20.4%)
UBS, 4.45%, 4/3/06, dated 3/31/06, with a maturity value of $33,303,345 (Collateralized by $34,654,000 Federal Home Loan Mortgage Corp., 2.375%, 2/15/07, market value $33,956,925)	33,291,000	33,291,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,291,000)		33,291,000

TOTAL INVESTMENT SECURITIES (Cost $166,471,547) - 102.0% of net assets		$166,471,547

Percentages indicated are based on net assets of $163,217,443.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

March 31, 2006

(unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and is authorized to issue unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, Falling U.S. Dollar ProFund, Money Market ProFund, ProFund VP Bull, ProFund, VP Small-Cap, ProFund VP OTC, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the Money Market ProFund and the ProFund VP Money Market, are referred to as the “non-money market ProFunds”. Each non-money market ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each non-VP ProFund offers two classes of shares: the Investor Class and the Service Class. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that has the same investment objectives as the Money Market ProFund. The percentage of the Portfolio owned by the Money Market ProFund as of March 31, 2006 was approximately 8.3%. The Portfolio’s schedule of portfolio investments is included in this Form and should be read in conjunction with the Money Market ProFund’s schedule of portfolio investments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of schedules of portfolio investments in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

March 31, 2006

(unaudited)

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the non-money market ProFunds and ProFund VP Money Market will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFunds’ custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

March 31, 2006

(unaudited)

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of March 31, 2006, there were no open short positions in securities.

When-Issued and Delayed-Delivery Securities

Each non-money market ProFund, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of March 31, 2006, the ProFunds did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of March 31, 2006 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

March 31, 2006

(unaudited)

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options as of March 31, 2006.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Foreign Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The non-money market ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

March 31, 2006

(unaudited)

or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund.

The non-money market ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

3. Securities Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period.

4. Concentration Risk

Each UltraSector ProFund, each Inverse Sector ProFund, UltraDow 30 ProFund, UltraShort Dow 30 ProFund and each Sector ProFund VP may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value ProFund, Large-Cap Growth ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of Europe 30 ProFund, UltraJapan ProFund, UltraShort Japan ProFund, Precious Metals UltraSector ProFund, Short Precious Metals ProFund, Rising U.S. Dollar ProFund, Falling U.S. Dollar ProFund, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan and ProFund VP Precious Metals may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investment.

5. Federal Income Tax Information

At March 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$88,811,477	$2,823,528	$(444,265)	$2,379,263
Mid-Cap ProFund	86,566,723	10,956,193	(274,718)	10,681,475
Small-Cap ProFund	97,947,439	8,898,889	(803,637)	8,095,252
OTC ProFund	41,657,186	6,755,889	(223,627)	6,532,262
Large-Cap Value ProFund	48,993,648	4,244,212	(265,849)	3,978,363
Large-Cap Growth ProFund	7,476,523	452,118	(71,193)	380,925
Mid-Cap Value ProFund	68,881,897	7,552,633	(825,373)	6,727,260
Mid-Cap Growth ProFund	23,270,481	2,383,103	(165,890)	2,217,213
Small-Cap Value ProFund	88,770,415	2,844,569	(478,080)	2,366,489
Small-Cap Growth ProFund	43,765,138	4,488,153	(190,313)	4,297,840
Europe 30 ProFund	30,468,088	1,389,740	(155,133)	1,234,607
UltraBull ProFund	171,209,980	—	(14,999,292)	(14,999,292)
UltraMid-Cap ProFund	162,240,204	15,579,679	(688,045)	14,891,634
UltraSmall-Cap ProFund	220,954,092	16,450,025	(3,383,793)	13,066,232
UltraDow 30 ProFund	41,855,210	2,315,680	(179,938)	2,135,742
UltraOTC ProFund	546,963,731	—	(161,911,579)	(161,911,579)
UltraJapan ProFund	423,740,400	3,737,486	—	3,737,486
Bear ProFund	31,642,700	—	(675)	(675)
Short Small-Cap ProFund	14,935,950	—	(2,150)	(2,150)
Short OTC ProFund	16,805,900	—	(1,140)	(1,140)
UltraBear ProFund	102,322,900	—	(4,725)	(4,725)
UltraShort Mid-Cap ProFund	24,380,328	—	(473)	(473)
UltraShort Small-Cap ProFund	137,771,900	—	(4,300)	(4,300)
UltraShort Dow 30 ProFund	15,606,100	—	(3,078)	(3,078)
UltraShort OTC ProFund	171,421,400	—	(6,840)	(6,840)
UltraShort Japan ProFund	420,620	—	(180)	(180)
Banks UltraSector ProFund	3,361,944	228,491	(94)	228,397
Basic Materials UltraSector ProFund	37,552,583	2,089,591	(195,672)	1,893,919
Biotechnology UltraSector ProFund	28,097,146	4,641,620	(9,879)	4,631,741
Consumer Goods UltraSector ProFund	2,071,242	—	(26,933)	(26,933)
Consumer Services UltraSector ProFund	1,263,672	—	(38,508)	(38,508)
Financials UltraSector ProFund	40,422,916	2,166,963	(182,819)	1,984,144
Health Care UltraSector ProFund	13,890,273	396,010	(30,885)	365,125
Industrials UltraSector ProFund	9,292,790	177,233	(18,707)	158,526
Internet UltraSector ProFund	34,579,538	6,821,703	(15,615)	6,806,088
Mobile Telecommunications UltraSector ProFund	29,814,006	1,497,133	(12,945)	1,484,188
Oil & Gas UltraSector ProFund	139,301,208	26,737,981	(151,528)	26,586,453
Pharmaceuticals UltraSector ProFund	16,276,630	—	(861,532)	(861,532)
Precious Metals UltraSector ProFund	201,444,000	—	—	—
Real Estate UltraSector ProFund	80,508,829	3,938,226	(168,922)	3,769,304
Semiconductor UltraSector ProFund	29,867,061	—	(2,851,087)	(2,851,087)
Technology UltraSector ProFund	18,752,125	588,580	(154,109)	434,471
Telecommunications UltraSector ProFund	33,093,309	835,237	(189,223)	646,014
Utilities UltraSector ProFund	27,589,314	2,668,158	(52,232)	2,615,926
Short Oil & Gas ProFund	6,727,000	—	—	—
Short Precious Metals ProFund	8,705,000	—	—	—
Short Real Estate ProFund	49,862,000	—	—	—
U.S. Government Plus ProFund	37,871,189	—	(791,814)	(791,814)
Rising Rates Opportunity 10 ProFund	17,446,856	—	(634)	(634)
Rising Rates Opportunity ProFund	415,281,986	—	(11,415)	(11,415)
Rising U.S. Dollar ProFund	20,147,000	—	—	—
Falling U.S. Dollar ProFund	51,455,000	—	—	—
Money Market ProFund	663,856,800	—	—	—
ProFund VP Bull	193,162,332	29,217,678	(715,385)	28,502,293
ProFund VP Small-Cap	111,238,395	22,649,366	(2,596,303)	20,053,063
ProFund VP OTC	80,500,167	11,704,736	(582,112)	11,122,624
ProFund VP Large-Cap Value	70,754,472	4,193,669	(488,274)	3,705,395
ProFund VP Large-Cap Growth	66,680,633	2,398,383	(891,907)	1,506,476
ProFund VP Mid-Cap Value	106,246,610	9,487,343	(376,491)	9,110,852
ProFund VP Mid-Cap Growth	105,506,133	9,518,624	(331,414)	9,187,210
ProFund VP Small-Cap Value	89,094,630	12,221,978	(534,099)	11,687,879
ProFund VP Small-Cap Growth	180,084,419	23,800,630	(1,176,822)	22,623,808
ProFund VP Asia 30	91,730,326	20,186,110	(349,773)	19,836,337
ProFund VP Europe 30	127,455,561	24,869,947	(890,647)	23,979,300
ProFund VP Japan	99,784,047	—	(1,758)	(1,758)
ProFund VP UltraBull	44,912,504	4,646,417	(20,452)	4,625,965
ProFund VP UltraMid-Cap	119,885,634	8,916,639	(610,369)	8,306,270
ProFund VP UltraSmall-Cap	87,556,507	5,439,405	(599,313)	4,840,092
ProFund VP UltraOTC	91,601,220	—	(22,589,263)	(22,589,263)
ProFund VP Bear	41,369,458	—	(787)	(787)
ProFund VP Short Mid-Cap	2,495,963	—	(150)	(150)
ProFund VP Short Small-Cap	5,415,927	—	(2,150)	(2,150)
ProFund VP Short OTC	31,384,969	—	(1,140)	(1,140)
ProFund VP Banks	6,996,484	887,217	(7,033)	880,184
ProFund VP Basic Materials	28,253,490	4,151,040	(107,300)	4,043,740
ProFund VP Biotechnology	15,748,186	2,445,331	(9,213)	2,436,118
ProFund VP Consumer Goods	6,627,040	420,636	(18,499)	402,137
ProFund VP Consumer Services	3,784,041	375,311	(11,954)	363,357
ProFund VP Financials	49,172,663	4,779,111	(467,544)	4,311,567
ProFund VP Health Care	31,760,463	4,867,555	(62,374)	4,805,181
ProFund VP Industrials	29,835,165	2,360,783	(107,147)	2,253,637
ProFund VP Internet	9,240,396	3,734,782	(27,206)	3,707,576
ProFund VP Oil & Gas	115,439,684	46,996,298	(207,548)	46,788,750
ProFund VP Pharmaceuticals	14,501,993	—	(1,099,038)	(1,099,038)
ProFund VP Precious Metals	133,543,768	—	—	—
ProFund VP Real Estate	74,506,180	15,387,711	(305,280)	15,082,431
ProFund VP Semiconductor	10,895,937	419,471	(52,549)	366,922
ProFund VP Technology	18,557,307	956,305	(27,278)	929,027
ProFund VP Telecommunications	32,624,066	438,997	(191,103)	247,894
ProFund VP Utilities	47,859,222	12,630,122	(51,937)	12,578,185
ProFund VP U.S. Government Plus	48,047,557	—	(818,360)	(818,360)
ProFund VP Rising Rates Opportunity	155,762,708	—	(3,805)	(3,805)
ProFund VP Money Market	166,471,547	—	—	—

Investment Portfolio	as of March 31, 2006 (Unaudited)

Cash Management Portfolio

(formerly Scudder Cash Management Portfolio)

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 24.9%
Alliance & Leicester PLC:
4.02%, 9/6/2006	35,000,000	34,891,368
4.52%, 4/21/2006	86,000,000	85,998,060
Australia & New Zealand Banking Group Ltd., 3.59%, 5/30/2006	25,000,000	25,000,000
Bank of Novia Scotia, 4.8%, 5/10/2006	130,000,000	130,000,000
Bank of Tokyo-Mitsubishi-UFJ Ltd., 4.8%, 4/27/2006	150,000,000	150,000,000
Barclays Bank PLC:
4.79%, 5/10/2006	100,000,000	100,000,000
4.805%, 4/28/2006	110,000,000	110,000,000
Calyon:
4.75%, 10/25/2006	76,000,000	76,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Calyon North America, Inc., 4.16%, 8/8/2006	50,000,000	50,010,903
Canadian Imperial Bank of Commerce:
4.75%, 11/14/2006	25,000,000	25,000,000
4.75%, 12/15/2006	40,000,000	40,000,000
Credit Agricole SA:
4.7%, 9/19/2006	40,000,000	40,000,000
4.74%, 9/28/2006	50,000,000	50,000,000
HBOS Treasury Services PLC, 3.62%, 4/12/2006	60,000,000	60,000,000
LaSalle Bank NA, 3.59%, 5/30/2006	50,000,000	50,000,000
Natexis Banque Populaires:
5.0%, 2/8/2007	10,000,000	10,000,000
5.0%, 2/9/2007	25,000,000	25,000,000
Nordea Bank Finland PLC, 4.75%, 12/4/2006	40,000,000	40,000,000
Norinchukin Bank, 4.8%, 5/10/2006	145,000,000	145,000,000
Rabobank Nederland NV, 5.045%, 9/29/2006	43,000,000	43,000,000
Royal Bank of Canada, 4.05%, 7/24/2006	35,000,000	35,000,000
Royal Bank of Scotland PLC:
4.4%, 10/4/2006	55,000,000	55,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Societe Generale:
4.705%, 9/19/2006	35,000,000	35,000,802
4.79%, 11/17/2006	50,000,000	50,014,930
4.795%, 5/10/2006	100,000,000	100,000,000
Tango Finance Corp., 4.045%, 7/25/2006	30,000,000	29,999,527
Toronto Dominion Bank:
3.6%, 6/7/2006	32,000,000	32,000,000
3.705%, 5/19/2006	10,000,000	10,000,064
3.72%, 6/7/2006	50,000,000	49,999,106
3.73%, 6/23/2006	40,000,000	40,000,000
3.75%, 5/16/2006	21,000,000	20,999,747
3.95%, 7/31/2006	40,000,000	40,000,000
UBS AG, 4.795%, 5/10/2006	100,000,000	100,000,000
UniCredito Italiano SpA, 3.73%, 4/12/2006	10,000,000	10,000,000
Wells Fargo Bank, NA, 4.79%, 1/17/2007	50,000,000	50,014,940

Total Certificates of Deposit and Bank Notes (Cost $1,997,929,447)		1,997,929,447
Commercial Paper** 14.3%
Atlantis One Funding Corp.:
4.55%, 4/5/2006	64,394,000	64,361,445
4.77%, 4/28/2006	46,264,000	46,098,490

1

4.9%, 9/22/2006	28,663,000	27,984,165
CC (USA), Inc., 4.77%, 4/25/2006	23,500,000	23,425,270
Davis Square Funding VI Corp., 4.81%, 5/4/2006	25,000,000	24,889,771
DNB NOR Bank ASA, 4.64%, 8/1/2006	35,000,000	34,449,644
Dorada Finance, Inc., 4.8%, 5/17/2006	24,000,000	23,852,800
Giro Funding US Corp., 4.8%, 5/10/2006	50,000,000	49,740,000
Grampian Funding Ltd., 4.66%, 7/31/2006	25,000,000	24,608,431
Greyhawk Funding LLC, 4.77%, 4/25/2006	150,000,000	149,523,000
K2 (USA) LLC:
4.64%, 7/31/2006	16,200,000	15,947,352
4.96%, 9/28/2006	34,500,000	33,644,400
Liberty Street Funding, 4.77%, 4/25/2006	24,430,000	24,352,313
Natexis US Finance Company LLC, 4.588%, 10/20/2006	100,000,000	97,425,622
Nieuw Amsterdam Receivables Corp.:
4.775%, 4/24/2006	57,724,000	57,547,902
4.93%, 9/29/2006	50,000,000	48,760,653
Perry Global Funding LLC:
Series A, 4.565%, 4/5/2006	74,000,000	73,962,465
Series A, 4.565%, 4/6/2006	52,434,000	52,400,755
Series A, 4.63%, 4/18/2006	37,079,000	36,997,931
Scaldis Capital LLC:
4.77%, 4/25/2006	75,000,000	74,761,500
4.78%, 4/20/2006	40,476,000	40,373,888
4.78%, 4/25/2006	22,098,000	22,027,582
Tulip Funding Corp., 4.79%, 4/28/2006	100,000,000	99,640,750

Total Commercial Paper (Cost $1,146,776,129)		1,146,776,129
Master Notes 1.4%
The Bear Stearns Companies, Inc., 5.0% *, 4/3/2006 (a) (Cost $110,000,000)	110,000,000	110,000,000
US Government Sponsored Agencies 1.2%
Federal National Mortgage Association:
4.0%, 8/8/2006	50,000,000	50,000,000
4.07%, 8/18/2006	40,000,000	40,000,000
4.805% *, 12/22/2006	10,000,000	9,995,708

Total US Government Sponsored Agencies (Cost $99,995,708)		99,995,708
Funding Agreements* 3.0%
Genworth Life Insurance Co.:
3.925%, 9/1/2006	60,000,000	60,000,000
4.61%, 1/25/2007	75,000,000	75,000,000
New York Life Insurance Co., 4.57%, 9/19/2006	80,000,000	80,000,000
Travelers Insurance Co., 5.07%, 3/30/2007	30,000,000	30,000,000

Total Funding Agreements (Cost $245,000,000)		245,000,000
Promissory Notes* 4.3%
The Goldman Sachs Group, Inc.:
4.59%, 6/23/2006	140,000,000	140,000,000
4.64%, 11/10/2006	150,000,000	150,000,000
4.77%, 11/13/2006	25,000,000	25,000,000
4.87%, 6/23/2006	30,000,000	30,000,000

Total Promissory Notes (Cost $345,000,000)		345,000,000
Short Term Notes* 24.6%
American Express Centurion Bank:
4.65%, 8/8/2006	30,000,000	30,000,000
4.778%, 1/26/2007	85,000,000	85,000,000
American Honda Finance Corp., 4.59%, 4/10/2006	40,000,000	40,000,547
Australia & New Zealand Banking Group Ltd., 4.78%, 6/23/2010	30,000,000	30,000,000

2

Beta Finance, Inc., 144A, 4.55%, 4/10/2006	45,000,000	45,000,366
Cancara Asset Securitization LLC, 144A, 4.7%, 8/15/2006	50,000,000	49,996,220
CIT Group, Inc., 4.949%, 2/15/2007	37,000,000	37,057,034
Commonwealth Bank of Australia, 4.779%, 8/24/2006	40,000,000	40,000,000
Credit Suisse:
4.79%, 9/26/2006	93,000,000	93,000,000
4.93%, 9/26/2006	90,000,000	90,000,000
4.93%, 9/28/2006	150,000,000	150,000,000
Greenwich Capital Holdings, Inc., 4.62%, 4/4/2006	75,000,000	75,000,000
HSBC Finance Corp.:
4.65%, 2/6/2007	75,000,000	75,000,000
4.839%, 4/24/2006	25,000,000	25,000,000
International Business Machine Corp., 4.68%, 4/5/2007	66,000,000	66,000,000
M&I Marshall & Ilsley Bank, 4.729%, 12/15/2006	56,000,000	56,000,000
Merrill Lynch & Co., Inc.:
4.72%, 2/2/2007	35,000,000	35,000,000
4.729%, 9/15/2006	35,000,000	35,000,000
Morgan Stanley, 4.86%, 7/10/2006	225,000,000	225,000,000
Nordea Bank AB, 4.73%, 4/9/2007	40,000,000	40,000,000
Northern Rock PLC, 4.66%, 2/5/2007	30,000,000	30,000,000
Pfizer Investment Capital PLC, 4.709%, 12/15/2006	50,000,000	50,000,000
Skandinaviska Enskilda Banken, 4.766%, 7/18/2006	50,000,000	50,000,000
SunTrust Bank, Atlanta, 4.62%, 4/28/2006	250,000,000	250,000,000
UniCredito Italiano SpA:
4.48%, 10/4/2006	100,000,000	99,975,168
4.84%, 6/14/2006	75,000,000	74,991,561
4.919%, 6/30/2006	100,000,000	99,983,900

Total Short Term Notes (Cost $1,977,004,796)		1,977,004,796
Time Deposit 19.1%
ABN AMRO Bank, NV, 4.9%, 4/3/2006	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 4.88%, 4/3/2006	100,000,000	100,000,000
Danske Bank A/S, 4.88%, 4/3/2006	200,000,000	200,000,000
Dexia Credit Local, 4.9%, 4/3/2006	307,000,000	307,000,000
Fifth Third Bank, 4.844%, 4/3/2006	300,000,000	300,000,000
Fortis Bank, 4.844%, 4/3/2006	155,110,055	155,110,055
ING Bank NV, 4.9%, 4/3/2006	250,000,000	250,000,000
State Street Bank and Trust Co., 4.875%, 4/3/2006	75,625,207	75,625,207

Total Time Deposit (Cost $1,537,735,262)		1,537,735,262
Repurchase Agreements 5.3%
BNP Paribas, 4.5%, dated 3/31/2006, to be repurchased at $9,587,377 on 4/3/2006 (b)	9,853,682	9,853,682
Countrywide Securities Corp., 4.86%, dated 3/31/2006, to be repurchased at $389,701,773 on 4/3/2006 (c)	389,544,008	389,544,008
State Street Bank and Trust Co., 4.23%, dated 3/31/2006, to be repurchased at $1,129,398 on 4/3/2006 (d)	1,129,000	1,129,000
UBS Securities LLC, 4.83%, dated 3/31/2006, to be repurchased at $22,524,772 on 4/3/2006 (e)	22,515,709	22,515,709

Total Repurchase Agreements (Cost $423,042,399)		423,042,399

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $7,882,483,741)	98.1	7,882,483,741
Other Assets and Liabilities, Net	1.9	150,356,268

Net Assets	100.0	8,032,840,009

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

3

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Rate reset; not a maturity date.

(b)	Collateralized by $7,913,000 US Treasury Inflation Note, 3.625%, maturing on 1/15/2008 with a value of $10,050,956.

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value
152,449,346	Federal Home Loan Mortgage Corp.	4.5-6.5	5/1/2008-4/1/2036	156,090,605
246,830,211	Federal National Mortgage Association	3.267-7.0	6/1/2018-2/1/2036	243,888,066

Total Collateral Value				399,978,671

(d)	Collateralized by $935,000 US Treasury Bond, 7.5%, maturing on 11/15/2016 with a value of $1,154,189.

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value
31,810,651	Federal National Mortgage Association STRIPS –Principal Only	—	4/1/2033-3/1/2035	22,511,145
3,613,760	Federal National Mortgage Association STRIPS –Interest Only	5.5	12/1/2019	680,443

Total Collateral Value				23,191,588

STRIPS: Separate Trading of Registered Interest and Principal Securities

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

4

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/Troy A. Sheets Troy A. Sheets, Treasurer and Principal Financial Officer

Date	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg Louis M. Mayberg, President and Principal Executive Officer

Date	May 26, 2006

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets, Treasurer and Principal Financial Officer

Date	May 26, 2006

*	Print the name and title of each signing officer under his or her signature.